UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Government Money Market ProFund Investor - MPIXX

Government Money Market ProFund Service - MPSXX

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

Government Money Market ProFund

Investor Class MPIXX

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.77%

Fund Statistics

Table Summary
Net Assets	$223,632,797
Number of Holdings	1

Government Cash Management Portfolio Asset Allocation

Table Summary
Sector	Weight
Repuchase Agreements	53%
U.S. Government Sponsored Agencies	27%
U.S. Treasury Obligations	20%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	99%
Total	99%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Investor Class MPIXX

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Government Money Market ProFund

Service Class MPSXX

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	1.77%

Fund Statistics

Table Summary
Net Assets	$223,632,797
Number of Holdings	1

Government Cash Management Portfolio Asset Allocation

Table Summary
Sector	Weight
Repuchase Agreements	53%
U.S. Government Sponsored Agencies	27%
U.S. Treasury Obligations	20%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	99%
Total	99%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Service Class MPSXX

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

ProFund Access VP High Yield

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$80	1.61%

Fund Statistics

Table Summary
Net Assets	$8,477,932
Number of Holdings*	6
Net Investment Advisory Fees	$40,145
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

ProFund Access VP High Yield

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Asia 30

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$84	1.67%

Fund Statistics

Table Summary
Net Assets	$22,473,692
Number of Holdings*	30
Net Investment Advisory Fees	$77,698
Portfolio Turnover	37%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	42%
Consumer Discretionary	17%
Financials	13%
Communication Services	11%
Industrials	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
China	41.2%
Taiwan	38.3%
India	10.2%
Australia	6.8%
Singapore	2.1%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ASE Technology Holding Co., Ltd.	16.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	12.4%
United Microelectronics Corp.	9.7%
BHP Group, Ltd.	6.8%
ICICI Bank, Ltd.	4.1%

ProFund VP Asia 30

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Banks

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$89	1.68%

Fund Statistics

Table Summary
Net Assets	$4,418,624
Number of Holdings*	109
Net Investment Advisory Fees	$16,173
Portfolio Turnover	68%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Regional Banks	77%
Diversified Banks	9%
Commercial & Residential Mortgage Finance	7%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	98%
S&P Banks Select Industry Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Rocket Cos, Inc. - Class A	1.1%
Nicolet Bankshares, Inc.	1.0%
The Bancorp, Inc.	1.0%
NMI Holdings, Inc. - Class A	1.0%
Axos Financial, Inc.	1.0%

ProFund VP Banks

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Bear

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$78	1.63%

Fund Statistics

Table Summary
Net Assets	$2,012,189
Number of Holdings*	6
Net Investment Advisory Fees	$7,167
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	38%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Industrials	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(81)%
E-mini S&P 500 Futures Contracts	(19)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Bear

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Biotechnology

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$90	1.59%

Fund Statistics

Table Summary
Net Assets	$48,814,772
Number of Holdings*	156
Net Investment Advisory Fees	$156,994
Portfolio Turnover	44%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Biotechnology	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	97%
S&P Biotechnology Select Industry Index Swap Agreements	2%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apogee Therapeutics, Inc.	1.4%
Moderna, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Oruka Therapeutics Inc	1.3%
Kymera Therapeutics, Inc.	1.3%

ProFund VP Biotechnology

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Bull

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$87	1.68%

Fund Statistics

Table Summary
Net Assets	$49,987,781
Number of Holdings*	510
Net Investment Advisory Fees	$201,008
Portfolio Turnover	46%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	38%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Industrials	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P 500 Swap Agreements	16%
E-mini S&P 500 Futures Contracts	7%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.5%

ProFund VP Bull

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Communication Services

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$79	1.68%

Fund Statistics

Table Summary
Net Assets	$11,328,331
Number of Holdings*	29
Net Investment Advisory Fees	$46,861
Portfolio Turnover	248%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	44%
Entertainment	29%
Diversified Telecommunication Services	13%
Media	10%
Wireless Telecommunication Services	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	98%
S&P Communication Services Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	16.5%
Alphabet, Inc. - Class A	10.9%
Alphabet, Inc. - Class C	8.7%
Comcast Corp. - Class A	4.5%
Take-Two Interactive Software, Inc.	4.5%

ProFund VP Communication Services

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Consumer Discretionary

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$82	1.68%

Fund Statistics

Table Summary
Net Assets	$17,450,461
Number of Holdings*	53
Net Investment Advisory Fees	$71,804
Portfolio Turnover	158%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Retailing	45%
Consumer Services	25%
Automobiles & Components	23%
Consumer Durables & Apparel	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	97%
S&P Consumer Discretionary Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	21.7%
Tesla, Inc.	19.2%
The Home Depot, Inc.	5.7%
McDonald's Corp.	4.1%
The TJX Cos., Inc.	3.8%

ProFund VP Consumer Discretionary

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Consumer Staples

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$86	1.68%

Fund Statistics

Table Summary
Net Assets	$10,316,131
Number of Holdings*	40
Net Investment Advisory Fees	$40,401
Portfolio Turnover	182%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Food, Beverage & Tobacco	47%
Food & Staples Retailing	33%
Household & Personal Products	20%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	98%
S&P Consumer Staples Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	10.6%
Costco Wholesale Corp.	8.9%
The Procter & Gamble Co.	7.3%
The Coca-Cola Co.	6.7%
Philip Morris International, Inc.	6.0%

ProFund VP Consumer Staples

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Dow 30

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$80	1.55%

Fund Statistics

Table Summary
Net Assets	$380,216
Number of Holdings*	6
Net Investment Advisory Fees	$1,395
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	27%
Industrials	19%
Information Technology	16%
Health Care	13%
Consumer Discretionary	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Dow 30

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Emerging Markets

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$84	1.68%

Fund Statistics

Table Summary
Net Assets	$32,627,694
Number of Holdings*	56
Net Investment Advisory Fees	$130,070
Portfolio Turnover	77%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Consumer Discretionary	22%
Financials	19%
Materials	8%
Communication Services	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	94%
S&P Emerging 50 ADR Index (USD) Swap Agreements	5%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
Taiwan	30.9%
China	27.1%
Brazil	12.1%
India	11.7%
South Korea	5.2%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	21.7%
Alibaba Group Holding, Ltd.	12.3%
HDFC Bank, Ltd.	5.2%
ASE Technology Holding Co., Ltd.	4.3%
ICICI Bank, Ltd.	4.1%

ProFund VP Emerging Markets

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Energy

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$91	1.68%

Fund Statistics

Table Summary
Net Assets	$35,652,846
Number of Holdings*	27
Net Investment Advisory Fees	$149,135
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	98%
S&P Energy Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Exxon Mobil Corp.	19.9%
Chevron Corp.	14.1%
ConocoPhillips	5.7%
SLB, Ltd.	4.4%
The Williams Cos., Inc.	4.4%

ProFund VP Energy

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Europe 30

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$92	1.68%

Fund Statistics

Table Summary
Net Assets	$16,798,291
Number of Holdings*	30
Net Investment Advisory Fees	$65,952
Portfolio Turnover	43%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	26%
Health Care	18%
Energy	17%
Consumer Staples	12%
Financials	11%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
United Kingdom	52.2%
Netherlands	13.0%
France	6.5%
Luxembourg	5.3%
Germany	4.7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ARM Holdings PLC	9.6%
ASML Holding N.V.	7.9%
HSBC Holdings PLC	5.9%
Shell PLC	4.3%
Novo Nordisk A/S	4.0%

ProFund VP Europe 30

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Falling U.S. Dollar

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$82	1.68%

Fund Statistics

Table Summary
Net Assets	$333,092
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Falling U.S. Dollar

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Financials

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$82	1.68%

Fund Statistics

Table Summary
Net Assets	$27,011,245
Number of Holdings*	83
Net Investment Advisory Fees	$111,224
Portfolio Turnover	96%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Diversified Financials	58%
Banks	29%
Insurance	13%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	97%
S&P Financial Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	11.8%
JPMorgan Chase & Co.	11.2%
Visa, Inc. - Class A	7.3%
MasterCard, Inc. - Class A	5.3%
Bank of America Corp.	4.8%

ProFund VP Financials

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Government Money Market

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$45	0.90%

Fund Statistics

Table Summary
Net Assets	$30,782,386
Number of Holdings*	12
Net Investment Advisory Fees	$78,283
Market Exposure
Table Summary
Investment Type	% of Net Assets
U.S. Treasury Obligations	48%
Repurchase Agreements	53%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

ProFund VP Government Money Market

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Health Care

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$84	1.68%

Fund Statistics

Table Summary
Net Assets	$31,568,146
Number of Holdings*	65
Net Investment Advisory Fees	$120,715
Portfolio Turnover	48%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	38%
Health Care Providers & Services	19%
Biotechnology	19%
Health Care Equipment & Supplies	15%
Life Sciences Tools & Services	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	97%
S&P Health Care Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	16.1%
Johnson & Johnson	10.3%
AbbVie, Inc.	7.5%
UnitedHealth Group, Inc.	6.4%
Merck & Co., Inc.	5.4%

ProFund VP Health Care

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Industrials

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$91	1.68%

Fund Statistics

Table Summary
Net Assets	$24,903,794
Number of Holdings*	87
Net Investment Advisory Fees	$75,747
Portfolio Turnover	156%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Capital Goods	77%
Transportation	15%
Commercial & Professional Services	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	97%
S&P Industrials Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Caterpillar, Inc.	8.3%
General Electric Co.	6.6%
GE Vernova, Inc.	5.3%
RTX Corp.	4.3%
The Boeing Co.	2.9%

ProFund VP Industrials

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP International

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$86	1.66%

Fund Statistics

Table Summary
Net Assets	$16,046,440
Number of Holdings*	6
Net Investment Advisory Fees	$58,739
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	19%
Information Technology	12%
Health Care	10%
Consumer Discretionary	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP International

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Internet

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$82	1.68%

Fund Statistics

Table Summary
Net Assets	$10,945,976
Number of Holdings*	47
Net Investment Advisory Fees	$43,691
Portfolio Turnover	39%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	20%
Communications Equipment	17%
Software	17%
Multiline Retail	12%
Hotels, Restaurants & Leisure	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	96%
Dow Jones Internet Composite Index Swap Agreements	4%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	9.6%
Meta Platforms, Inc. - Class A	9.5%
Cisco Systems, Inc.	8.2%
Alphabet, Inc. - Class A	5.3%
Arista Networks, Inc.	4.8%

ProFund VP Internet

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Japan

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$99	1.65%

Fund Statistics

Table Summary
Net Assets	$18,283,607
Number of Holdings*	6
Net Investment Advisory Fees	$60,098
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	40%
Industrials	16%
Consumer Discretionary	16%
Communication Services	10%
Health Care	6%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	2%
CME Nikkei 225 Index Futures Contracts	98%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Japan

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Growth

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$87	1.66%

Fund Statistics

Table Summary
Net Assets	$32,900,355
Number of Holdings*	154
Net Investment Advisory Fees	$131,823
Portfolio Turnover	25%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	52%
Communication Services	15%
Financials	9%
Consumer Discretionary	8%
Industrials	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	13.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.0%
Alphabet, Inc. - Class A	5.9%
Broadcom, Inc.	5.0%

ProFund VP Large-Cap Growth

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Value

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$86	1.68%

Fund Statistics

Table Summary
Net Assets	$17,005,373
Number of Holdings*	445
Net Investment Advisory Fees	$64,849
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	21%
Financials	16%
Health Care	12%
Industrials	11%
Consumer Discretionary	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	7.3%
Amazon.com, Inc.	3.8%
Intel Corp.	2.3%
Exxon Mobil Corp.	2.0%
Walmart, Inc.	1.7%

ProFund VP Large-Cap Value

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Materials

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$88	1.68%

Fund Statistics

Table Summary
Net Assets	$14,202,736
Number of Holdings*	32
Net Investment Advisory Fees	$52,559
Portfolio Turnover	19%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Chemicals	52%
Metals & Mining	19%
Containers & Packaging	15%
Construction Materials	14%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	98%
S&P Materials Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
New Linde PLC	13.8%
Newmont Corp.	5.7%
Freeport-McMoRan, Inc.	5.2%
Corteva, Inc.	4.9%
The Sherwin-Williams Co.	4.8%

ProFund VP Materials

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$88	1.65%

Fund Statistics

Table Summary
Net Assets	$11,367,232
Number of Holdings*	6
Net Investment Advisory Fees	$42,393
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	26%
Information Technology	16%
Financials	14%
Consumer Discretionary	11%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	83%
E-mini S&P MidCap 400 Futures Contracts	17%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Mid-Cap

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Growth

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$92	1.68%

Fund Statistics

Table Summary
Net Assets	$15,208,964
Number of Holdings*	250
Net Investment Advisory Fees	$52,920
Portfolio Turnover	56%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	32%
Information Technology	22%
Health Care	14%
Consumer Discretionary	9%
Financials	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	1.6%
Carpenter Technology Corp.	1.6%
Curtiss-Wright Corp.	1.5%
nVent Electric PLC	1.4%
ATI, Inc.	1.4%

ProFund VP Mid-Cap Growth

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Value

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$88	1.68%

Fund Statistics

Table Summary
Net Assets	$10,034,498
Number of Holdings*	304
Net Investment Advisory Fees	$36,096
Portfolio Turnover	30%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	23%
Industrials	20%
Consumer Discretionary	13%
Information Technology	9%
Real Estate	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.3%
TD SYNNEX Corp.	1.2%
Reliance, Inc.	1.1%
Performance Food Group Co.	1.0%
WESCO International, Inc.	1.0%

ProFund VP Mid-Cap Value

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Nasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$91	1.68%

Fund Statistics

Table Summary
Net Assets	$189,224,688
Number of Holdings*	108
Net Investment Advisory Fees	$650,115
Portfolio Turnover	7%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	61%
Communication Services	12%
Consumer Discretionary	11%
Consumer Staples	6%
Health Care	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	82%
Nasdaq-100 Index Swap Agreements	8%
E-mini Nasdaq-100 Index Futures Contracts	10%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Micron Technology, Inc.	4.6%
Microsoft Corp.	3.6%
Advanced Micro Devices, Inc.	3.4%

ProFund VP Nasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Pharmaceuticals

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$91	1.68%

Fund Statistics

Table Summary
Net Assets	$11,510,491
Number of Holdings*	71
Net Investment Advisory Fees	$38,917
Portfolio Turnover	40%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	97%
S&P Pharmaceuticals Select Industry Index Swap Agreements	4%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Definium Therapeutics, Inc.	3.0%
MBX Biosciences, Inc.	2.6%
Alumis, Inc.	2.1%
AtaiBeckley, Inc.	2.1%
Trevi Therapeutics, Inc.	2.1%

ProFund VP Pharmaceuticals

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Precious Metals

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$79	1.68%

Fund Statistics

Table Summary
Net Assets	$51,506,323
Number of Holdings*	6
Net Investment Advisory Fees	$269,261
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	95%
Silver	4%
Precious Metals & Minerals	1%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Precious Metals

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Real Estate

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$87	1.68%

Fund Statistics

Table Summary
Net Assets	$5,961,282
Number of Holdings*	37
Net Investment Advisory Fees	$23,945
Portfolio Turnover	554%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	18%
Retail REITs	14%
Residential REITs	13%
Industrial REITs	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	98%
S&P Real Estate Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.5%
Equinix, Inc.	6.9%
American Tower Corp. - Class A	5.1%
Simon Property Group, Inc.	4.9%

ProFund VP Real Estate

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Rising Rates Opportunity

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$79	1.59%

Fund Statistics

Table Summary
Net Assets	$4,740,250
Number of Holdings*	6
Net Investment Advisory Fees	$18,202
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56 Swap Agreements	(124)%
Total	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

ProFund VP Rising Rates Opportunity

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Semiconductor

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$100	1.62%

Fund Statistics

Table Summary
Net Assets	$112,000,644
Number of Holdings*	42
Net Investment Advisory Fees	$307,912
Portfolio Turnover	119%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	65%
Dow Jones U.S. Semiconductors Index Swap Agreements	35%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	9.1%
Micron Technology, Inc.	6.7%
Advanced Micro Devices, Inc.	4.8%
Intel Corp.	3.4%

ProFund VP Semiconductor

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Dow 30

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$69	1.44%

Fund Statistics

Table Summary
Net Assets	$5,149
Number of Holdings*	2
Net Investment Advisory Fees	$92
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	27%
Industrials	19%
Information Technology	16%
Health Care	13%
Consumer Discretionary	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Dow 30

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Emerging Markets

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$82	1.68%

Fund Statistics

Table Summary
Net Assets	$447,711
Number of Holdings*	6
Net Investment Advisory Fees	$1,387
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Consumer Discretionary	22%
Financials	19%
Materials	8%
Communication Services	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Emerging Markets

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short International

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$78	1.64%

Fund Statistics

Table Summary
Net Assets	$428,700
Number of Holdings*	6
Net Investment Advisory Fees	$2,293
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	19%
Information Technology	12%
Health Care	10%
Consumer Discretionary	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short International

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Mid-Cap

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$78	1.68%

Fund Statistics

Table Summary
Net Assets	$40,003
Number of Holdings*	6
Net Investment Advisory Fees	$214
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	26%
Information Technology	16%
Financials	14%
Consumer Discretionary	11%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Mid-Cap

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Nasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$77	1.68%

Fund Statistics

Table Summary
Net Assets	$1,384,177
Number of Holdings*	6
Net Investment Advisory Fees	$7,376
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	61%
Communication Services	12%
Consumer Discretionary	11%
Consumer Staples	6%
Health Care	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Nasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Small-Cap

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$76	1.68%

Fund Statistics

Table Summary
Net Assets	$1,472,679
Number of Holdings*	6
Net Investment Advisory Fees	$5,332
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	19%
Industrials	15%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(90)%
CME E-mini Russell 2000 Index Futures Contracts	(10)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Small-Cap

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$92	1.68%

Fund Statistics

Table Summary
Net Assets	$11,559,603
Number of Holdings*	1,984
Net Investment Advisory Fees	$35,249
Portfolio Turnover	26%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	19%
Industrials	15%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	75%
Russell 2000 Index Swap Agreements	20%
CME E-mini Russell 2000 Index Futures Contracts	5%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.3%
Hut 8 Corp.	0.3%
Viasat, Inc.	0.3%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%

ProFund VP Small-Cap

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Growth

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$94	1.68%

Fund Statistics

Table Summary
Net Assets	$21,487,603
Number of Holdings*	352
Net Investment Advisory Fees	$68,900
Portfolio Turnover	26%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	21%
Health Care	17%
Information Technology	15%
Financials	15%
Consumer Discretionary	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
FormFactor, Inc.	1.4%
Viasat, Inc.	1.3%
Argan, Inc.	1.2%
BrightSpring Health Services, Inc.	1.2%
Krystal Biotech, Inc.	1.1%

ProFund VP Small-Cap Growth

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Value

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$92	1.68%

Fund Statistics

Table Summary
Net Assets	$19,571,903
Number of Holdings*	468
Net Investment Advisory Fees	$77,051
Portfolio Turnover	76%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Consumer Discretionary	16%
Industrials	13%
Information Technology	13%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Molina Healthcare, Inc.	1.3%
Match Group, Inc.	1.0%
Eastman Chemical Co.	0.8%
CarMax, Inc.	0.8%
Jackson Financial, Inc. - Class A	0.8%

ProFund VP Small-Cap Value

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Technology

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$89	1.56%

Fund Statistics

Table Summary
Net Assets	$63,960,725
Number of Holdings*	80
Net Investment Advisory Fees	$191,608
Portfolio Turnover	66%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	50%
Technology Hardware & Equipment	28%
Software & Services	22%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	98%
S&P Technology Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	12.4%
Apple, Inc.	10.9%
Microsoft Corp.	7.1%
Advanced Micro Devices, Inc.	4.6%
Micron Technology, Inc.	4.6%

ProFund VP Technology

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraBull

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$86	1.59%

Fund Statistics

Table Summary
Net Assets	$29,197,760
Number of Holdings*	510
Net Investment Advisory Fees	$92,879
Portfolio Turnover	65%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	38%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Industrials	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	56%
S&P 500 Swap Agreements	88%
SPDR S&P 500 ETF Swap Agreements	44%
E-mini S&P 500 Futures Contracts	12%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.2%
Apple, Inc.	3.7%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Alphabet, Inc. - Class A	1.8%

ProFund VP UltraBull

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraMid-Cap

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$96	1.68%

Fund Statistics

Table Summary
Net Assets	$12,217,031
Number of Holdings*	406
Net Investment Advisory Fees	$38,644
Portfolio Turnover	10%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	26%
Information Technology	16%
Financials	14%
Consumer Discretionary	11%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P MidCap 400 Swap Agreements	82%
SPDR S&P MidCap 400 ETF Swap Agreements	29%
E-mini S&P MidCap 400 Futures Contracts	16%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	0.6%
Carpenter Technology Corp.	0.6%
MKS, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
nVent Electric PLC	0.5%

ProFund VP UltraMid-Cap

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraNasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$99	1.68%

Fund Statistics

Table Summary
Net Assets	$378,921,602
Number of Holdings*	108
Net Investment Advisory Fees	$1,178,246
Portfolio Turnover	17%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	61%
Communication Services	12%
Consumer Discretionary	11%
Consumer Staples	6%
Health Care	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
Nasdaq-100 Index Swap Agreements	90%
Invesco QQQ Trust, Series 1 ETF Swap Agreements	31%
E-mini Nasdaq-100 Index Futures Contracts	7%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.5%
Apple, Inc.	4.8%
Micron Technology, Inc.	4.1%
Microsoft Corp.	3.1%
Advanced Micro Devices, Inc.	3.0%

ProFund VP UltraNasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Dow 30

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$63	1.37%

Fund Statistics

Table Summary
Net Assets	$5,361
Number of Holdings*	1
Net Investment Advisory Fees	$23
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	27%
Industrials	19%
Information Technology	16%
Health Care	13%
Consumer Discretionary	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP UltraShort Dow 30

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Nasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$70	1.68%

Fund Statistics

Table Summary
Net Assets	$1,223,367
Number of Holdings*	6
Net Investment Advisory Fees	$9,305
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	61%
Communication Services	12%
Consumer Discretionary	11%
Consumer Staples	6%
Health Care	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP UltraShort Nasdaq-100

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraSmall-Cap

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$101	1.68%

Fund Statistics

Table Summary
Net Assets	$20,912,478
Number of Holdings*	1,985
Net Investment Advisory Fees	$54,630
Portfolio Turnover	23%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	19%
Industrials	15%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	63%
Russell 2000 Index Swap Agreements	83%
iShares Russell 2000 ETF Swap Agreements	38%
CME E-mini Russell 2000 Index Futures Contracts	16%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.2%
Hut 8 Corp.	0.2%
Viasat, Inc.	0.2%
BrightSpring Health Services, Inc.	0.2%
Cytokinetics, Inc.	0.2%

ProFund VP UltraSmall-Cap

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP U.S. Government Plus

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$68	1.38%

Fund Statistics

Table Summary
Net Assets	$6,365,325
Number of Holdings*	7
Net Investment Advisory Fees	$16,264
Portfolio Turnover	199%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56 Swap Agreements	83%
U.S. Treasury Obligations	42%
Total	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

ProFund VP U.S. Government Plus

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Utilities

Semi-annual Shareholder Report — June 30, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$86	1.68%

Fund Statistics

Table Summary
Net Assets	$32,275,283
Number of Holdings*	37
Net Investment Advisory Fees	$125,671
Portfolio Turnover	44%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Electric Utilities	65%
Multi-Utilities	27%
Independent Power and Renewable Electricity Producers	4%
Gas Utilities	2%
Water Utilities	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	97%
S&P Utilities Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	12.5%
The Southern Co.	7.4%
Duke Energy Corp.	6.7%
Constellation Energy Corp.	5.4%
American Electric Power Co., Inc.	5.1%

ProFund VP Utilities

Semi-annual Shareholder Report — June 30, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products, or upon request, by calling 888-776-3637.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable-only for annual reports.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable-only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semiannual
Financial
Statements and
Other Information

June 30, 2026

Government Money Market ProFund

1	Financial Statements and Financial Highlights
5	Notes to Financial Statements
11	Form N-CSR – Items 8‑11
13	Government Cash Management Portfolio

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Financial Statements and
Financial Highlights

2  ::  Government Money Market ProFund  ::  Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2026

ASSETS:
Securities, at cost	$221,509,542
Investment in Government Cash Management Portfolio, at value	221,509,542
Receivable for capital shares issued	9,268,655
Prepaid expenses	8,658
TOTAL ASSETS	230,786,855
LIABILITIES:
Distributions payable	4,314
Payable for capital shares redeemed	6,915,790
Management services fees payable	62,573
Administration fees payable	14,127
Distribution and services fees payable-Service Class	7,078
Audit fees payable	58,389
Trustee fees payable	31
Transfer agency fees payable	19,664
Fund accounting fees payable	5,000
Compliance services fees payable	147
Service fees payable	575
Other accrued expenses	66,370
TOTAL LIABILITIES	7,154,058
Commitments and contingencies (Note 4)
NET ASSETS	$223,632,797
NET ASSETS CONSIST OF:
Capital	$223,849,165
Total distributable earnings (loss)	(216,368)
NET ASSETS	$223,632,797
INVESTOR CLASS:
Net Assets	$214,969,906
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	215,176,105
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$8,662,891
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,671,386
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Interest	$3,741,051(a	)
Expenses	(99,017	)(a)(b)
TOTAL INVESTMENT INCOME	3,642,034
EXPENSES:
Management services fees	354,362
Administration fees	76,529
Distribution and services fees-Service Class	47,066
Transfer agency fees	76,742
Administrative services fees	36,848
Registration and filing fees	29,802
Fund accounting fees	5,000
Trustee fees	1,442
Compliance services fees	462
Service fees	3,979
Audit fees	58,435
Other fees	50,325
TOTAL NET EXPENSES	740,992
NET INVESTMENT INCOME	2,901,042
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,901,042
(a)
Allocated from Government Cash Management Portfolio.
(b)
For period ended June 30, 2026, the Advisor to the Government Cash Management Portfolio waived fees, of which $37,599 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements  ::  Government Money Market ProFund  ::  3

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$2,901,042	$6,405,804
Net realized gains (losses) on investments	—	19,159
Change in net assets resulting from operations	2,901,042	6,424,963
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(2,809,181)	(6,176,826)
Service Class	(91,861)	(225,559)
Change in net assets resulting from distributions	(2,901,042)	(6,402,385)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	1,285,671,507	2,431,677,255
Service Class	30,481,796	56,374,108
Distributions reinvested
Investor Class	2,780,083	6,127,151
Service Class	91,501	225,559
Value of shares redeemed
Investor Class	(1,244,361,344)	(2,452,196,116)
Service Class	(30,515,334)	(56,569,767)
Change in net assets resulting from capital transactions	44,148,209	(14,361,810)
Change in net assets	44,148,209	(14,339,232)
NET ASSETS:
Beginning of period	179,484,588	193,823,820
End of period	$223,632,797	$179,484,588
SHARE TRANSACTIONS:
Issued
Investor Class	1,285,671,507	2,431,677,257
Service Class	30,481,796	56,374,108
Reinvested
Investor Class	2,780,083	6,126,974
Service Class	91,501	225,736
Redeemed
Investor Class	(1,244,361,344)	(2,452,196,116)
Service Class	(30,515,334)	(56,569,767)
Change in shares	44,148,209	(14,361,808)

See accompanying notes to the financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income(a)(b)	Net Realized Gains (Losses) on Investments(b)	Total from Investment Activities		Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return(c)	Gross Expenses(b)(e)(d)	Net Expenses(b)(d)	Net Investment Income(b)(d)	Net Assets, End of Period (000’s)
Government Money Market ProFund
Investor Class
Six Months Ended June 30, 2026 (unaudited)	$1.000		0.014		–	(f)	0.014		(0.014)	(0.014)			$1.000	1.45%	0.77%	0.77%		2.93%	$214,970
Year Ended December 31, 2025	$1.000		0.034		–	(f)	0.034		(0.034)	(0.034)			$1.000	3.41%	0.92%	0.92%		3.37%	$170,881
Year Ended December 31, 2024	$1.000		0.042		–	(f)	0.042		(0.042)	(0.042)			$1.000	4.31%	0.98%	0.98%		4.23%	$185,251
Year Ended December 31, 2023	$1.000		0.041		–	(f)	0.041		(0.041)	(0.041)			$1.000	4.15%	0.98%	0.98%		4.08%	$156,289
Year Ended December 31, 2022	$1.000		0.010		–	(f)	0.010		(0.010)	(0.010)			$1.000	0.99%	0.86%	0.68	%(g)	0.97%	$188,251
Year Ended December 31, 2021	$1.000		–	(f)	–	(f)	–	(f)	– (f)	–	(f)		$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$194,082
Service Class
Six Months Ended June 30, 2026 (unaudited)	$1.000		0.010		–	(f)	0.010		(0.010)	(0.010)			$1.000	0.96%	1.77%	1.77%		1.93%	$8,663
Year Ended December 31, 2025	$1.000		0.024		–	(f)	0.024		(0.024)	(0.024)			$1.000	2.39%	1.92%	1.92%		2.37%	$8,604
Year Ended December 31, 2024	$1.000		0.032		–	(f)	0.032		(0.032)	(0.032)			$1.000	3.28%	1.98%	1.98%		3.23%	$8,572
Year Ended December 31, 2023	$1.000		0.031		–	(f)	0.031		(0.031)	(0.031)			$1.000	3.12%	1.98%	1.98%		3.08%	$9,291
Year Ended December 31, 2022	$1.000		0.006		–	(f)	0.006		(0.006)	(0.006)			$1.000	0.61%	1.22%	1.04	%(g)	0.57%	$10,694
Year Ended December 31, 2021	$1.000		–	(f)	–	(f)	–	(f)	– (f)	–	(f)		$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$9,148
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
For the periods ended June 30, 2026, December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.04%, 0.02%, 0.02%, 0.05%, 0.08%, and 0.11%, respectively.
(f)
Amount is less than $0.0005.
(g)
The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

4  ::  Government Money Market ProFund  ::  Financial Highlights

See accompanying notes to the financial statements.

Notes to Financial Statements

6  ::  Government Money Market ProFund  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements (“financial statements”) relate to the Government Money Market ProFund, (the “ProFund”).

The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2026, the percentage of the Portfolio’s interests owned by the ProFund was 0.6%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

The ProFund is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund’s chief operating decision maker (“CODM”). The CODM monitors the operating results of the ProFund as a whole and the ProFund’s long-term strategic asset allocation is guided by the ProFund’s investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the “Advisor”). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period end security valuations.

Investment Transactions and Related Income

Investment transactions are accounted for on trade date on the last business day of the reporting period.

The ProFund records daily its proportionate share of the Portfolio’s income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  Government Money Market ProFund  ::  7

possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•
Level 1 – quoted prices in active markets for identical assets
•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2026, the ProFund’s $221,509,542 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master- feeder structure.

4. Fees and Transactions with Affiliates and Other Parties

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Ultimus Fund Solutions, LLC (“Ultimus”) acts as the Trust’s administrator (the “Administrator”). The Trust pays Ultimus for its services as Administrator, an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration fees include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust’s compliance program. Additionally, Ultimus provides legal administration services (altogether, the “Legal Administration Services”) to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for the Legal Administration Services. Fees paid for the period ended June 30, 2026, to Ultimus by the ProFund for administrator services, is reflected on the Statement of Operations as “Administration fees”.

FIS Investor Services LLC (“FIS”) acts as the transfer agent of the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b‑1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees”.

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees”.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the period ended June 30, 2026, actual Trustee compensation was $562,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees”.

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2026 through April 30, 2027				For the Period May 1, 2025 through April 30, 2026
	Investor Class	Service Class		Investor Class	Service Class
Government Money Market ProFund	0.98%		1.98%		0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2027, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2027. There were no amounts waived under the minimum net yield agreement during the period ended June 30, 2026.

8  ::  Government Money Market ProFund  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor”. As of June 30, 2026, there were no waivers available that may potentially be recouped by the ProFund. As of June 30, 2026, no commitment or contingent liability is expected.

5. Investment Risks

The ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Government Default Risk

Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the ProFund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of the ProFund’s third party service providers (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The ProFund and its shareholders could be negatively impacted as a result. While the ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to the ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID‑19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance.

Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  Government Money Market ProFund  ::  9

investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID‑19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund’s investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

6. Federal Income Tax Information

In this reporting period, the ProFund adopted FASB Accounting Standards Update 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFund’s financial positions or results of operations. For the period ended June 30, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the ProFund.

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income		Total Distributions Paid
December 31, 2025
Government Money Market ProFund		$6,402,385		$6,402,385
December 31, 2024
Government Money Market ProFund		$7,767,833		$7,767,833

As of the most recent tax year ended December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund		$—		$—	$(1,129)		$(215,239)	$—	$(216,368)

As of the most recent tax year ended December 31, 2025, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below:

No Expiration Date
Government Money Market ProFund		$215,239

10  ::  Government Money Market ProFund  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. New Accounting Pronouncements

In December 2025, the FASB issued Accounting Standards Update 2025‑11 (“ASU 2025‑11”), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025‑11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

8. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund’s financial statements.

Effective August 24, 2026, Ultimus will replace FIS as transfer agent for the Trust.

Form N-CSR – Items 8‑11 (Unaudited)

12  ::  Form N-CSR – Items 8‑11  ::  June 30, 2026 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Government Cash Management Portfolio

14  ::  Government Cash Management Portfolio  ::  Investment Portfolio  ::  as of June 30, 2026 (unaudited)

Investment Portfolio

Government & Agency Obligations 47.1%
U.S. Government Sponsored Agencies 26.8%
	Principal Amount		Value
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.025%, 3.645%(a), 12/1/2026		$151,000,000		$151,000,000
1 day USD SOFR + 0.03%, 3.65%(a), 12/8/2026		80,000,000		80,000,000
1 day USD SOFR + 0.03%, 3.65%(a), 1/19/2027		83,500,000		83,500,000
1 day USD SOFR + 0.04%, 3.66%(a), 12/24/2026		170,000,000		170,000,000
1 day USD SOFR + 0.04%, 3.66%(a), 3/1/2027		90,000,000		90,000,000
1 day USD SOFR + 0.04%, 3.66%(a), 4/7/2027		244,250,000		244,250,000
1 day USD SOFR + 0.045%, 3.665%(a), 4/19/2027		50,000,000		50,000,000
1 day USD SOFR + 0.05%, 3.67%(a), 4/23/2027		113,000,000		113,000,000
1 day USD SOFR + 0.05%, 3.67%(a), 6/3/2027		115,000,000		115,000,000
1 day USD SOFR + 0.055%, 3.675%(a), 5/24/2027		127,000,000		127,000,000
1 day USD SOFR + 0.065%, 3.685%(a), 9/18/2026		25,000,000		25,000,000
1 day USD SOFR + 0.1%, 3.72%(a), 1/8/2027		86,000,000		86,000,000
1 day USD SOFR + 0.1%, 3.72%(a), 5/27/2027		68,800,000		68,800,000
1 day USD SOFR + 0.1%, 3.72%(a), 7/9/2027		129,000,000		129,000,000
1 day USD SOFR + 0.115%, 3.735%(a), 7/30/2027		63,500,000		63,500,000
1 day USD SOFR + 0.125%, 3.745%(a), 8/18/2027		127,250,000		127,250,000
1 day USD SOFR + 0.13%, 3.75%(a), 2/3/2027		176,000,000		176,000,000
1 day USD SOFR + 0.135%, 3.755%(a), 12/18/2026		59,000,000		59,000,000
1 day USD SOFR + 0.135%, 3.755%(a), 1/8/2027		260,000,000		260,000,000
1 day USD SOFR + 0.14%, 3.76%(a), 8/26/2026		86,500,000		86,500,000
1 day USD SOFR + 0.145%, 3.765%(a), 9/3/2027		247,000,000		247,000,000
Federal Farm Credit Discount Notes:
3.67%(b), 7/16/2026		183,000,000		182,723,975
3.691%(b), 8/7/2026		145,000,000		144,457,539
Federal Home Loan Banks:
3.478%(b), 7/1/2026		35,607,000		35,607,000
3.5%, 3/1/2027		166,250,000		166,184,740
3.604%(b), 1/29/2027		650,000		636,392
1 day USD SOFR + 0.01%, 3.63%(a), 8/28/2026		124,000,000		124,000,000
1 day USD SOFR + 0.01%, 3.63%(a), 9/3/2026		206,500,000		206,500,000
1 day USD SOFR + 0.01%, 3.63%(a), 9/4/2026		122,750,000		122,750,000
1 day USD SOFR + 0.015%, 3.635%(a), 9/10/2026		124,000,000		124,000,000
1 day USD SOFR + 0.015%, 3.635%(a), 9/18/2026		124,500,000		124,500,000
3.64%(b), 12/7/2026		208,500,000		205,194,059
U.S. Government Sponsored Agencies, continued
	Principal Amount		Value
1 day USD SOFR + 0.025%, 3.645%(a), 11/25/2026		$205,000,000		$205,000,000
3.65%(b), 11/6/2026		311,500,000		307,512,800
3.65%(b), 11/17/2026		311,500,000		307,170,150
3.655%(b), 8/20/2026		330,000,000		328,347,708
1 day USD SOFR + 0.035%, 3.655%(a), 12/17/2026		206,250,000		206,250,000
1 day USD SOFR + 0.035%, 3.655%(a), 12/21/2026		273,000,000		273,000,000
3.66%(b), 7/30/2026		29,500,000		29,414,213
3.66%(b), 10/21/2026		220,000,000		217,529,156
1 day USD SOFR + 0.04%, 3.66%(a), 5/3/2027		125,500,000		125,500,000
1 day USD SOFR + 0.04%, 3.66%(a), 6/1/2027		163,500,000		163,500,000
3.67%(b), 8/6/2026		17,500,000		17,436,650
3.67%(b), 8/27/2026		325,000,000		323,137,208
1 day USD SOFR + 0.055%, 3.675%(a), 6/1/2027		331,000,000		331,000,000
1 day USD SOFR + 0.06%, 3.68%(a), 7/20/2027		208,250,000		208,250,000
1 day USD SOFR + 0.065%, 3.685%(a), 8/12/2026		128,500,000		128,500,000
1 day USD SOFR + 0.075%, 3.695%(a), 12/2/2027		165,000,000		165,000,000
3.701%(b), 8/14/2026		20,000,000		19,910,778
1 day USD SOFR + 0.085%, 3.705%(a), 4/6/2028		163,500,000		163,500,000
1 day USD SOFR + 0.095%, 3.715%(a), 6/17/2027		50,000,000		50,000,000
1 day USD SOFR + 0.12%, 3.74%(a), 4/9/2027		87,500,000		87,500,000
1 day USD SOFR + 0.17%, 3.79%(a), 9/22/2027		125,000,000		125,000,000
1 day USD SOFR + 0.17%, 3.79%(a), 9/24/2027		84,000,000		84,000,000
Federal Home Loan Mortgage Corp.:
1 day USD SOFR + 0.095%, 3.715%(a), 5/5/2027		73,500,000		73,500,000
1 day USD SOFR + 0.14%, 3.76%(a), 9/4/2026		55,000,000		55,000,000
1 day USD SOFR + 0.14%, 3.76%(a), 10/6/2027		200,000,000		200,000,000
Federal National Mortgage Association:
3.5%, 2/16/2027		123,000,000		122,938,500
1 day USD SOFR + 0.12%, 3.74%(a), 7/29/2026		60,000,000		60,000,000
1 day USD SOFR + 0.135%, 3.755%(a), 8/21/2026		213,250,000		213,250,000
1 day USD SOFR + 0.14%, 3.76%(a), 9/11/2026		367,000,000		367,000,000
1 day USD SOFR + 0.14%, 3.76%(a), 10/23/2026		73,750,000		73,750,000
1 day USD SOFR + 0.14%, 3.76%(a), 12/11/2026		237,500,000		237,500,000
				9,257,750,868
U.S. Treasury Obligations 20.3%
U.S. Treasury Bills:
3.45%(b), 2/18/2027		145,000,000		141,820,553
3.49%(b), 12/24/2026		80,750,000		79,390,977
3.514%(b), 7/9/2026		162,500,000		162,374,839
3.549%(b), 8/13/2026		280,500,000		279,327,187

The accompanying notes are an integral part of the financial statements.

as of June 30, 2026 (unaudited)  ::  Investment Portfolio  ::  Government Cash Management Portfolio  ::  15

U.S. Treasury Obligations, continued
	Principal Amount	Value
3.554%(b), 9/10/2026	$286,000,000		$284,022,986
3.57%(b), 7/23/2026	300,000,000		299,354,483
3.572%(b), 8/27/2026	282,500,000		280,924,191
3.645%(b), 11/5/2026	412,500,000		407,268,526
3.646%(b), 7/21/2026	426,000,000		425,148,828
3.647%(b), 7/14/2026	475,000,000		474,383,015
3.651%(b), 7/7/2026	299,500,000		299,320,250
3.66%(b), 10/8/2026	404,000,000		399,989,290
3.661%(b), 8/4/2026	607,500,000		605,428,189
3.661%(b), 9/22/2026	823,000,000		816,149,177
3.663%(b), 10/1/2026	285,500,000		282,864,280
3.665%(b), 3/18/2027	146,250,000		142,431,603
3.681%(b), 12/3/2026	445,000,000		438,044,064
3.693%(b), 11/19/2026	420,000,000		414,008,087
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16%, 3.936%(a), 4/30/2027	785,250,000		785,955,704
			7,018,206,229
Total Government & Agency Obligations (Cost $16,275,957,097)			16,275,957,097
Repurchase Agreements 52.8%
Banco Santander SA, 3.65%, dated 6/30/2026, to be repurchased at $750,076,042 on 7/1/2026(c)	750,000,000		750,000,000
BNP Paribas, 3.65%, dated 6/30/2026, to be repurchased at $2,220,225,083 on 7/1/2026(d)	2,220,000,000		2,220,000,000
Citigroup Global Markets, Inc., 3.64%, dated 6/30/2026, to be repurchased at $40,004,044 on 7/1/2026(e)	40,000,000		40,000,000
Fixed Income Clearing Corp.:
3.5%, dated 6/30/2026, to be repurchased at $123,812,036 on 7/1/2026(f)	123,800,000		123,800,000
3.65%, dated 6/30/2026, to be repurchased at $400,040,556 on 7/1/2026(g)	400,000,000		400,000,000
3.65%, dated 6/30/2026, to be repurchased at $3,350,339,653 on 7/1/2026(h)	3,350,000,000		3,350,000,000
3.66%, dated 6/30/2026, to be repurchased at $3,100,315,167 on 7/1/2026(i)	3,100,000,000		3,100,000,000
3.68%, dated 6/30/2026, to be repurchased at $350,035,778 on 7/1/2026(j)	350,000,000		350,000,000
3.7%, dated 6/30/2026, to be repurchased at $600,061,667 on 7/1/2026(k)	600,000,000		600,000,000
Repurchase Agreements, continued
	Principal Amount	Value
Goldman Sachs & Co.:
3.64%, dated 6/30/2026, to be repurchased at $750,075,833 on 7/1/2026(l)	$750,000,000		$750,000,000
3.65%, dated 6/30/2026, to be repurchased at $600,060,833 on 7/1/2026(m)	600,000,000		600,000,000
HSBC Securities, Inc., 3.64%, dated 6/30/2026, to be repurchased at $550,055,611 on 7/1/2026(n)	550,000,000		550,000,000
JPMorgan Securities, Inc.:
3.64%, dated 6/30/2026, to be repurchased at $94,909,595 on 7/1/2026(o)	94,900,000		94,900,000
3.65%, dated 6/30/2026, to be repurchased at $498,050,492 on 7/1/2026(p)	498,000,000		498,000,000
Merrill Lynch & Co., Inc.:
3.59%, dated 6/30/2026, to be repurchased at $100,009,972 on 7/1/2026(q)	100,000,000		100,000,000
3.64%, dated 6/30/2026, to be repurchased at $150,015,167 on 7/1/2026(r)	150,000,000		150,000,000
Royal Bank of Canada:
3.63%, dated 6/30/2026, to be repurchased at $2,573,259,444 on 7/1/2026(s)	2,573,000,000		2,573,000,000
3.64%, dated 6/30/2026, to be repurchased at $1,146,115,873 on 7/1/2026(t)	1,146,000,000		1,146,000,000
Wells Fargo Bank:
3.64%, dated 6/30/2026, to be repurchased at $274,127,715 on 7/1/2026(u)	274,100,000		274,100,000
3.65%, dated 6/30/2026, to be repurchased at $602,361,067 on 7/1/2026(v)	602,300,000		602,300,000
Total Repurchase Agreements (Cost $18,272,100,000)			18,272,100,000
	% of Net Assets	Value
Total Investment Portfolio (Cost $34,548,057,097)	99.9		34,548,057,097
Other Assets and Liabilities, Net	0.1		37,477,903
Net Assets	100.0		$34,585,535,000
(a)
Floating rate security. These securities are shown at their current rate as of June 30, 2026.
(b)
Annualized yield at time of purchase; not a coupon rate.

The accompanying notes are an integral part of the financial statements.

16  ::  Government Cash Management Portfolio  ::  Investment Portfolio  ::  as of June 30, 2026 (unaudited)

(c)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
105,552,300	U.S. Treasury Notes	4.125	2/15/2036	104,965,776
310,850,263	Federal Home Loan Mortgage Corporation	2.0–6.5	3/1/2041–6/1/2056	300,902,425
319,843,156	Federal National Mortgage Association	2.5–6.5	5/1/2039–6/1/2063	317,595,999
43,741,621	Government National Mortgage Association	4.0	10/20/2052	41,535,828
Total Collateral Value				765,000,028
(d)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
904,339,000	U.S. Treasury Bills	Zero Coupon	7/7/2026–6/10/2027	887,400,445
20,574,900	U.S. Treasury Bonds	6.5–6.75	8/15/2026–11/15/2026	20,949,417
476,699,300	U.S. Treasury Notes	0.625–4.625	8/15/2026–6/30/2033	476,609,979
684,773,200	U.S. Treasury Inflation Index Notes	0.125–1.875	10/15/2026–1/15/2036	826,250,046
87,690,895	U.S. Treasury STRIPS	Zero Coupon	8/15/2026–5/15/2053	53,190,185
Total Collateral Value				2,264,400,072
(e)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,033,600	U.S. Treasury Bonds	1.75–5.25	11/15/2028–8/15/2047	1,066,506
800	U.S. Treasury Inflation Index Notes	0.125	7/15/2031	914
39,814,000	U.S. Treasury Notes	1.25–4.625	7/31/2026–3/31/2031	39,732,581
Total Collateral Value				40,800,001
(f)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
126,094,900	U.S. Treasury Notes	3.5	9/30/2027	126,276,088
(g)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
408,000,000	U.S. Treasury Notes	4.125	6/30/2031	408,000,000
(h)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,042,428,000	U.S. Treasury Notes	1.25–4.25	2/28/2031–8/31/2032	2,860,307,612
500,112,900	U.S. Treasury Inflation Index Notes	0.125–0.625	7/15/2031–7/15/2032	556,692,391
Total Collateral Value				3,417,000,003
(i)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,232,744,500	U.S. Treasury Notes	3.5–3.625	9/30/2030–11/30/2030	3,162,000,000
(j)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
365,041,400	U.S. Treasury Notes	3.5	11/30/2030	357,000,000

The accompanying notes are an integral part of the financial statements.

as of June 30, 2026 (unaudited)  ::  Investment Portfolio  ::  Government Cash Management Portfolio  ::  17

(k)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
608,499,500	U.S. Treasury Notes	3.5	1/31/2028	612,000,000
(l)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
764,790,500	U.S. Treasury Notes	4.125	6/30/2028	765,000,053
(m)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
245,871,981	Federal Home Loan Mortgage Corporation	0.0–6.5	2/25/2027–6/1/2056	173,168,261
695,385,739	Federal National Mortgage Association	0.0–7.0	11/25/2027–2/25/2056	344,658,453
96,584,738	Government National Mortgage Association	4.5–6.0	7/20/2052–6/20/2056	94,173,287
Total Collateral Value				612,000,001
(n)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,005,700	U.S. Treasury Bonds	1.125–5.25	2/15/2029–5/15/2054	38,650,200
3,100,100	U.S. Treasury Inflation Index Notes	0.125–1.125	1/15/2030–10/15/2030	3,281,968
223,738,200	U.S. Treasury Notes	0.625–4.625	1/31/2027–2/15/2034	226,992,786
660,517,903	U.S. Treasury STRIPS	Zero Coupon	7/31/2026–5/15/2056	292,075,047
Total Collateral Value				561,000,001
(o)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,014,000	U.S. Treasury Bonds	1.375–4.625	11/15/2040–5/15/2044	2,946,696
200	U.S. Treasury Floating Rate Notes	3.875	1/31/2028	201
1,346,400	U.S. Treasury Inflation Index Notes	0.125–1.625	10/15/2026–4/15/2031	1,620,516
24,904,400	U.S. Treasury Notes	0.875–4.625	10/15/2026–5/31/2033	24,779,358
70,574,595	U.S. Treasury STRIPS	Zero Coupon	5/15/2027–5/15/2056	67,451,229
Total Collateral Value				96,798,000
(p)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
553,221,554	Federal National Mortgage Association	2.5–7.5	10/1/2050–6/1/2055	507,960,000
(q)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
109,691,100	U.S. Treasury Bonds	3.625–4.625	2/15/2046–5/15/2053	102,000,037
(r)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,300,000	U.S. Treasury Bonds	4.75	5/15/2055	12,136,625
269,430,556	U.S. Treasury STRIPS	Zero Coupon	2/15/2040–8/15/2042	140,863,376
Total Collateral Value				153,000,001

The accompanying notes are an integral part of the financial statements.

18  ::  Government Cash Management Portfolio  ::  Investment Portfolio  ::  as of June 30, 2026 (unaudited)

(s)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bills	Zero Coupon	7/28/2026	100
625,294,700	U.S. Treasury Bonds	1.125–5.0	8/15/2040–11/15/2055	511,739,849
204,626,700	U.S. Treasury Inflation Index Bonds	0.125–3.875	4/15/2029–2/15/2052	230,440,305
180,773,600	U.S. Treasury Inflation Index Notes	1.625–2.375	10/15/2027–7/15/2034	191,912,199
1,602,253,900	U.S. Treasury Notes	0.5–4.875	7/31/2026–8/15/2035	1,566,677,673
275,885,743	U.S. Treasury STRIPS	Zero Coupon	5/15/2029–2/15/2049	123,954,588
Total Collateral Value				2,624,724,714
(t)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
733,600	U.S. Treasury Bills	Zero Coupon	7/14/2026–8/27/2026	731,575
95,655,300	U.S. Treasury Bonds	1.375–4.0	5/15/2048–11/15/2052	55,295,479
300	U.S. Treasury Inflation Index Bonds	0.125	2/15/2052	188
25,001,700	U.S. Treasury Notes	3.5–3.875	11/30/2027–2/15/2033	25,015,619
1,805	U.S. Treasury STRIPS	Zero Coupon	2/15/2034–2/15/2046	1,189
586,844,857	Federal Home Loan Mortgage Corporation	1.5–7.0	3/1/2028–7/1/2056	577,750,203
307,834,714	Federal National Mortgage Association	2.0–6.5	9/1/2033–6/1/2056	303,034,068
205,608,268	Government National Mortgage Association	2.0–7.0	8/15/2028–10/20/2067	207,209,877
Total Collateral Value				1,169,038,198
(u)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
315,807,125	U.S. Treasury Bonds	1.875–4.75	2/15/2038–11/15/2044	279,582,016
(v)
Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
628,968,927	Federal National Mortgage Association	1.5–7.5	10/1/2029–4/1/2059	614,346,000

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2		Level 3		Total
Investments in Securities(a)		$—	$16,275,957,097	$—		$16,275,957,097
Repurchase Agreements		$—	$18,272,100,000	$—		$18,272,100,000
Total		$—	$34,548,057,097	$—		$34,548,057,097
(a)
See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements  ::  Government Cash Management Portfolio  ::  19

Statement of Assets and Liabilities (unaudited)
as of June 30, 2026

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$16,275,957,097
Repurchase agreements, valued at amortized cost	18,272,100,000
Cash	95,944
Interest receivable	40,225,463
Other assets	363,477
TOTAL ASSETS	34,588,741,981
LIABILITIES:
Accrued investment advisory fee	1,648,964
Accrued Trustees’ fees	77,879
Other accrued expenses and payables	1,480,138
TOTAL LIABILITIES	3,206,981
NET ASSETS, AT VALUE	$34,585,535,000

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

INVESTMENT INCOME:
Income:
Interest	$563,667,436
EXPENSES:
Management fee	14,478,677
Administration fee	4,584,479
Custodian fee	64,508
Professional fees	212,124
Reports to shareholders	17,919
Trustees’ fees and expenses	550,325
Other	668,576
Total expenses before expense reductions	20,576,608
Expense reductions	(5,645,150)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	14,931,458
NET INVESTMENT INCOME	548,735,978
Net realized gain (loss) from investments	(6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$548,735,972

The accompanying notes are an integral part of the financial statements.

20  ::  Government Cash Management Portfolio  ::  Financial Statements

Statements of Changes in Net Assets

Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$548,735,978	$1,419,592,020
Net realized gain (loss)	(6)	3,019,548
Net increase (decrease) in net assets resulting from operations	548,735,972	1,422,611,568
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	79,639,044,125	160,638,508,194
Value of capital withdrawn	(78,060,430,691)	(161,869,430,071)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	1,578,613,434	(1,230,921,877)
INCREASE (DECREASE) IN NET ASSETS	2,127,349,406	191,689,691
Net assets at beginning of period	32,458,185,594	32,266,495,903
Net assets at end of period	$34,585,535,000	$32,458,185,594

The accompanying notes are an integral part of the financial statements.

Financial Highlights  ::  Government Cash Management Portfolio  ::  21

	Six Months Ended 6/30/26 (unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	34,586			32,458		32,266			37,970		32,214	33,649
Ratio of expenses before expense reductions (%)	.13	*		.13		.13			.13		.14	.13
Ratio of expenses after expense reductions (%)	.10	(a)*		.11	(a)	.11	(a)		.09		.06	.03
Ratio of net investment income (%)	3.59	*		4.17		5.09			5.00		1.67	.03
Total Return (%)(b),(c)	1.80	**		4.26		5.23			5.08		1.62	.03
(a)
The ratio of expenses would have been .04%, .02% and .02% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended June 30, 2026, December 31, 2025 and December 31, 2024, respectively.
(b)
Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
(c)
Total return would have been lower had certain expenses not been reduced.
*
Annualized
**
Not annualized

The accompanying notes are an integral part of the financial statements.

22  ::  Government Cash Management Portfolio  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2026, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a‑7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Operating Segment

The Portfolio adopted FASB Accounting Standards Update 2023‑07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023‑07”). ASU 2023‑07 impacts financial statement disclosures only and does not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole, and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  Government Cash Management Portfolio  ::  23

As of June 30, 2026, the Portfolio held repurchase agreements with a gross value of $18,272,100,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Tax Information

The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2026, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $34,548,057,097.

The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.095% of the Portfolio’s average daily net assets.

The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the six months ended June 30, 2026, fees waived and/or expenses reimbursed are $5,645,150.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $4,584,479, of which $834,169 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2026, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $438, of which $225 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per

24  ::  Government Cash Management Portfolio  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2026.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low or negative interest rates, the Portfolio’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

P.O. Box 182800

Columbus, OH 43218‑2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218‑2800

Phone Numbers

For Individual Investors Only: 888‑776‑3637 or 614‑470‑8122

Institutions and Financial Professionals Only: 888‑776‑5717 Or: 240‑497‑6552

Fax Number: (800) 782‑4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888‑776‑5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888‑776‑3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without charge by calling toll-free 888‑776‑3637; (ii) on the ProFunds website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

The ProFund discloses on the Adviser’s website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund’s Form N-MFP filings will be available on the SEC’s website, and the Adviser’s website will contain a link to such filings.

PRO0626

Semiannual
Financial
Statements and
Other Information

June 30, 2026

ProFunds VP

Access VP High Yield

Asia 30

Banks

Bear

Biotechnology

Bull

Communication Services

Consumer Discretionary

Consumer Staples

Dow 30

Emerging Markets

Energy

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Materials

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

Schedules of Portfolio Investments
2	ProFund Access VP High Yield
3	ProFund VP Asia 30
4	ProFund VP Banks
6	ProFund VP Bear
7	ProFund VP Biotechnology
10	ProFund VP Bull
18	ProFund VP Communication Services
20	ProFund VP Consumer Discretionary
22	ProFund VP Consumer Staples
24	ProFund VP Dow 30
25	ProFund VP Emerging Markets
27	ProFund VP Energy
28	ProFund VP Europe 30
29	ProFund VP Falling U.S. Dollar
30	ProFund VP Financials
32	ProFund VP Government Money Market
33	ProFund VP Health Care
35	ProFund VP Industrials
37	ProFund VP International
38	ProFund VP Internet
40	ProFund VP Japan
41	ProFund VP Large-Cap Growth
44	ProFund VP Large-Cap Value
50	ProFund VP Materials
51	ProFund VP Mid-Cap
52	ProFund VP Mid-Cap Growth
56	ProFund VP Mid-Cap Value
61	ProFund VP Nasdaq-100
64	ProFund VP Pharmaceuticals
66	ProFund VP Precious Metals
67	ProFund VP Real Estate
68	ProFund VP Rising Rates Opportunity
69	ProFund VP Semiconductor
71	ProFund VP Short Dow 30
72	ProFund VP Short Emerging Markets
73	ProFund VP Short International
74	ProFund VP Short Mid-Cap
75	ProFund VP Short Nasdaq-100
76	ProFund VP Short Small-Cap
77	ProFund VP Small-Cap
101	ProFund VP Small-Cap Growth
107	ProFund VP Small-Cap Value
114	ProFund VP Technology
116	ProFund VP UltraBull
124	ProFund VP UltraMid-Cap
131	ProFund VP UltraNasdaq-100
134	ProFund VP UltraShort Dow 30
135	ProFund VP UltraShort Nasdaq-100
136	ProFund VP UltraSmall-Cap
161	ProFund VP U.S. Government Plus
162	ProFund VP Utilities
163	Statements of Assets and Liabilities
175	Statements of Operations
187	Statements of Changes in Net Assets
209	Financial Highlights
237	Notes to Financial Statements
269	Form N-CSR – Items 8-11

Schedules of Portfolio Investments

2  ::  ProFund Access VP High Yield  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a) (94.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $8,025,783		$8,025,000		$8,025,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,025,000)				8,025,000
TOTAL INVESTMENT SECURITIES (Cost $8,025,000)—94.7%				8,025,000
Net other assets (liabilities)—5.3%				452,932
NET ASSETS—100.0%				$8,477,932
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)			Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International		7/23/26		2.63%			$6,533,006	$5,080
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG		7/23/26			3.63%		1,951,922	1,046
								$8,484,928	$6,126
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Asia 30  ::  3

Common Stocks (100.2%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	5,057		$485,371
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	80,975		3,653,592
Baidu, Inc.*ADR (Interactive Media & Services)	5,505		629,166
BHP Group, Ltd.ADR(a) (Metals & Mining)	18,435		1,535,820
Bilibili, Inc.*ADR(a) (Entertainment)	24,517		417,524
DiDi Global, Inc.*ADR (Ground Transportation)	119,510		400,359
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	55,370		449,604
Futu Holdings, Ltd.ADR (Capital Markets)	3,905		366,055
HDFC Bank, Ltd.ADR (Banks)	34,182		882,921
ICICI Bank, Ltd.ADR (Banks)	31,878		925,418
Infosys, Ltd.ADR(a) (IT Services)	46,281		485,488
iQIYI, Inc.*ADR (Entertainment)	292,790		304,501
JD.com, Inc.ADR (Broadline Retail)	22,212		565,962
Kanzhun, Ltd.ADR (Interactive Media & Services)	29,317		377,310
KE Holdings, Inc.ADR (Real Estate Management & Development)	39,879		579,442
Li Auto, Inc.*ADR(a) (Automobiles)	24,132		283,310
NetEase, Inc.ADR (Entertainment)	6,273		803,822
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	10,690		490,778
NIO, Inc.*ADR (Automobiles)	75,854		383,821
Pony AI, Inc.*ADR (Software)	40,199		279,383
Qifu Technology, Inc.ADR (Consumer Finance)	29,317		463,502
Sea, Ltd.*ADR (Entertainment)	4,993		478,479
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,825		2,781,845
Tencent Music Entertainment GroupADR (Entertainment)	37,575		313,751
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	10,306		410,591
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	79,887		2,173,725
Up Fintech Holding, Ltd.*ADR (Capital Markets)	59,915		263,626
WeRide, Inc.*ADR(a) (Auto Components)	47,497		276,433
XPeng, Inc.*ADR(a) (Automobiles)	29,958		396,644
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	29,573		661,844
TOTAL COMMON STOCKS (Cost $12,964,066)		22,520,087

Collateral for Securities Loaned(b) (23.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(c)	5,213,078		$5,213,078
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,213,078)		5,213,078
TOTAL INVESTMENT SECURITIES (Cost $18,177,144)—123.4%			27,733,165
Net other assets (liabilities)—(23.4)%			(5,259,473)
NET ASSETS—100.0%			$22,473,692
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $5,142,471.
(b)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
ADR
American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Air Freight & Logistics		$661,844		2.9%
Auto Components		276,433		1.2%
Automobiles		1,063,775		4.7%
Banks		1,808,339		8.0%
Broadline Retail		1,051,333		4.7%
Capital Markets		629,681		2.8%
Consumer Finance		463,502		2.1%
Diversified Consumer Services		490,778		2.2%
Entertainment		2,318,077		10.4%
Ground Transportation		849,963		3.8%
Hotels, Restaurants & Leisure		410,591		1.8%
Interactive Media & Services		1,006,476		4.5%
IT Services		485,488		2.2%
Metals & Mining		1,535,820		6.8%
Real Estate Management & Development		579,442		2.6%
Semiconductors & Semiconductor Equipment		8,609,162		38.3%
Software		279,383		1.2%
Other**	(46,395)			(0.2)%
Total	$22,473,692			100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2026:

	Value		% of Net Assets
Australia		$1,535,820		6.8%
China		9,236,744		41.2%
Hong Kong		366,055		1.6%
India		2,293,827		10.2%
Singapore		478,479		2.1%
Taiwan		8,609,162		38.3%
Other**	(46,395)			(0.2)%
Total	$22,473,692			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

4  ::  ProFund VP Banks  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (98.0%)

	Shares	Value
Ameris Bancorp (Banks)	467		$42,151
Apollo Global Management, Inc. (Financial Services)	309		36,558
Associated Banc-Corp. (Banks)	1,414		43,509
Atlantic Union Bankshares Corp. (Banks)	1,044		44,172
Axos Financial, Inc.* (Banks)	459		44,702
Banc of California, Inc. (Banks)	2,059		42,065
BancFirst Corp. (Banks)	355		39,451
Bank of America Corp. (Banks)	742		42,279
Bank of Hawaii Corp. (Banks)	517		42,130
Bank OZK (Banks)	793		41,307
BankUnited, Inc. (Banks)	841		40,746
Banner Corp. (Banks)	608		40,396
Beacon Financial Corporation (Banks)	1,364		41,534
BOK Financial Corp. (Banks)	307		42,636
Cathay General Bancorp (Banks)	680		42,153
Citigroup, Inc. (Banks)	303		42,408
Citizens Financial Group, Inc. (Banks)	623		43,654
Columbia Banking System, Inc. (Banks)	1,335		42,787
Commerce Bancshares, Inc. (Banks)	742		42,851
Community Financial System, Inc. (Banks)	623		41,816
Corebridge Financial, Inc (Financial Services)	1,489		42,630
Cullen/Frost Bankers, Inc. (Banks)	280		43,266
Customers Bancorp, Inc.* (Banks)	533		42,160
CVB Financial Corp. (Banks)	1,939		43,724
East West Bancorp, Inc. (Banks)	316		40,792
Eastern Bankshares, Inc. (Banks)	1,978		43,991
Enterprise Financial Services Corp. (Banks)	642		42,295
Equitable Holdings, Inc. (Financial Services)	965		42,344
Essent Group, Ltd. (Financial Services)	688		44,225
F.N.B. Corp. (Banks)	2,234		42,625
FB Financial Corp. (Banks)	750		41,513
Fifth Third Bancorp (Banks)	768		43,292
First Bancorp (Banks)	1,634		42,598
First Bancorp (Banks)	575		36,760
First Busey Corp. (Banks)	1,428		42,126
First Citizens BancShares, Inc.—Class A (Banks)	19		39,535
First Financial Bancorp (Banks)	1,283		43,404
First Financial Bankshares, Inc. (Banks)	1,218		42,143
First Hawaiian, Inc. (Banks)	1,445		42,339
First Horizon Corp. (Banks)	1,638		41,987
First Interstate BancSystem, Inc.(a)—Class A (Banks)	1,117		43,072
First Merchants Corp. (Banks)	983		42,947
Fulton Financial Corp. (Banks)	1,781		43,082
Glacier Bancorp, Inc. (Banks)	845		43,585
Hancock Whitney Corp. (Banks)	571		42,665
Hilltop Holdings, Inc. (Banks)	931		36,104
Home BancShares, Inc. (Banks)	1,466		41,854
Huntington Bancshares, Inc. (Banks)	2,403		42,605
Independent Bank Corp. (Banks)	498		41,693
International Bancshares Corp. (Banks)	537		40,785
Jackson Financial, Inc.—Class A (Financial Services)	379		38,806
JPMorgan Chase & Co. (Banks)	131		42,880
KeyCorp (Banks)	1,841		42,435
Lakeland Financial Corp. (Banks)	454		28,021

Common Stocks, continued

	Shares	Value
M&T Bank Corp. (Banks)	181		$43,080
MGIC Investment Corp. (Financial Services)	1,573		44,359
NBT Bancorp, Inc. (Banks)	707		34,905
New York Community Bancorp, Inc. (Banks)	2,794		41,742
Nicolet Bankshares, Inc. (Banks)	279		46,143
NMI Holdings, Inc.*—Class A (Financial Services)	1,092		44,870
Northern Trust Corp. (Capital Markets)	244		42,417
Northwest Bancshares, Inc. (Banks)	2,779		42,130
OFG Bancorp (Banks)	715		35,085
Old National Bancorp (Banks)	1,660		42,994
Park National Corp. (Banks)	229		41,905
Pathward Financial, Inc. (Banks)	496		43,182
PennyMac Financial Services, Inc. (Financial Services)	505		43,986
Pinnacle Financial Partners, Inc. (Banks)	435		43,883
PNC Financial Services Group, Inc. (Banks)	174		42,842
Popular, Inc. (Banks)	259		42,523
Prosperity Bancshares, Inc. (Banks)	569		41,554
Provident Financial Services, Inc. (Banks)	1,750		41,370
Radian Group, Inc. (Financial Services)	1,165		43,886
Regions Financial Corp. (Banks)	1,416		42,763
Renasant Corp. (Banks)	965		41,051
Rocket Cos, Inc.*—Class A (Financial Services)	3,227		50,824
Seacoast Banking Corp. of Florida (Banks)	1,310		43,558
ServisFirst Bancshares, Inc. (Banks)	505		43,809
Simmons First National Corp.—Class A (Banks)	1,843		41,744
SouthState Bank Corp. (Banks)	419		41,858
Stock Yards Bancorp, Inc. (Banks)	475		36,323
Texas Capital Bancshares, Inc. (Banks)	404		41,717
The Bancorp, Inc.* (Banks)	736		46,102
The Bank of New York Mellon Corp. (Capital Markets)	290		41,937
TowneBank (Banks)	1,155		41,857
Triumph Financial, Inc.* (Banks)	554		42,276
Truist Financial Corp. (Banks)	813		40,504
Trustmark Corp. (Banks)	895		41,179
U.S. Bancorp (Banks)	712		43,005
UMB Financial Corp. (Banks)	307		43,827
United Bankshares, Inc. (Banks)	902		41,339
United Community Banks, Inc. (Banks)	1,191		41,792
Valley National Bancorp (Banks)	2,858		41,870
Voya Financial, Inc. (Financial Services)	454		41,101
Walker & Dunlop, Inc. (Financial Services)	792		43,322
Washington Federal, Inc. (Banks)	1,107		42,476
Webster Financial Corp. (Banks)	563		43,024
Wells Fargo & Co. (Banks)	494		40,824
WesBanco, Inc. (Banks)	1,131		44,143
Western Alliance Bancorp (Banks)	496		40,771
Wintrust Financial Corp. (Banks)	262		42,109
WSFS Financial Corp. (Banks)	547		41,971
Zions Bancorp N.A. (Banks)	615		42,552
TOTAL COMMON STOCKS (Cost $2,362,295)		4,328,072

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Banks  ::  5

Repurchase Agreements(b) (1.9%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $86,008	$86,000		$86,000
TOTAL REPURCHASE AGREEMENTS (Cost $86,000)			86,000

Collateral for Securities Loaned(c) (0.9%)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)		39,895		$39,895
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $39,895)				39,895
TOTAL INVESTMENT SECURITIES (Cost $2,488,190)—100.8%				4,453,967
Net other assets (liabilities)—(0.8)%				(35,343)
NET ASSETS—100.0%				$4,418,624
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $38,946.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International		7/23/26		4.38%	$93,689	$3,264
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Banks		$3,726,807		84.4%
Capital Markets		84,354		1.9%
Financial Services		516,911		11.7%
Other**	90,552			2.0%
Total		$4,418,624		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6  ::  ProFund VP Bear  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $1,966,192		$1,966,000		$1,966,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,966,000)				1,966,000
TOTAL INVESTMENT SECURITIES (Cost $1,966,000)—97.7%				1,966,000
Net other assets (liabilities)—2.3%				46,189
NET ASSETS—100.0%				$2,012,189
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $230,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	1	9/21/26		$(377,413)	$(4,700)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)			Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International		7/27/26		(4.13)%			$(903,673)	$(7,086)
S&P 500	UBS AG		7/27/26			(4.28)%		(728,188)	(6,124)
								$(1,631,861)	$(13,210)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Biotechnology  ::  7

Common Stocks (97.1%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	7,132		$94,856
AbbVie, Inc. (Biotechnology)	1,957		492,459
Absci Corp.* (Biotechnology)	22,928		265,736
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	17,586		444,926
Achieve Life Sciences, Inc.*(a) (Biotechnology)	5,985		39,082
ADMA Biologics, Inc.* (Biotechnology)	34,452		288,363
Agios Pharmaceuticals, Inc.* (Biotechnology)	8,865		328,980
Alkermes PLC* (Biotechnology)	10,043		526,203
Allogene Therapeutics, Inc.* (Biotechnology)	53,838		111,983
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,512		455,157
Altimmune, Inc.* (Biotechnology)	35,898		109,130
Amgen, Inc. (Biotechnology)	1,304		472,204
AnaptysBio, Inc.* (Biotechnology)	3,487		235,373
Annexon, Inc.* (Biotechnology)	27,639		157,819
Apogee Therapeutics, Inc.* (Biotechnology)	5,323		706,522
Arbutus Biopharma Corp.* (Biotechnology)	16,296		78,221
Arcus Biosciences, Inc.* (Biotechnology)	11,440		352,695
Arcutis Biotherapeutics, Inc.* (Biotechnology)	12,884		337,818
Ardelyx, Inc.* (Biotechnology)	32,884		167,708
ArriVent Biopharma, Inc.* (Biotechnology)	3,889		135,104
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	6,225		507,400
ARS Pharmaceuticals, Inc.*(a) (Biotechnology)	10,140		81,221
Avalo Therapeutics, Inc.* (Biotechnology)	8,998		166,283
Beam Therapeutics, Inc.* (Biotechnology)	14,930		512,398
Bicara Therapeutics, Inc.* (Biotechnology)	4,862		144,353
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	42,367		423,670
Biogen, Inc.* (Biotechnology)	2,267		489,808
Biohaven, Ltd.* (Biotechnology)	16,808		250,103
BioMarin Pharmaceutical, Inc.* (Biotechnology)	7,839		448,548
BridgeBio Oncology Therapeutics, Inc.* (Biotechnology)	3,606		27,478
Bridgebio Pharma, Inc.* (Biotechnology)	6,532		486,503
Cabaletta Bio, Inc.* (Biotechnology)	23,304		72,475
Candel Therapeutics, Inc.* (Biotechnology)	8,973		92,422
Capricor Therapeutics, Inc.* (Biotechnology)	9,630		231,890
CareDx, Inc.* (Biotechnology)	5,069		144,467
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	13,200		414,876
Celcuity, Inc.* (Biotechnology)	4,990		522,054
Celldex Therapeutics, Inc.* (Biotechnology)	8,957		333,290
CG Oncology, Inc.* (Biotechnology)	8,017		569,608
Cogent Biosciences, Inc.* (Biotechnology)	14,031		543,000
Compass Therapeutics, Inc.* (Biotechnology)	30,325		66,412
Corvus Pharmaceuticals, Inc.* (Biotechnology)	12,998		194,190
CRISPR Therapeutics AG* (Biotechnology)	8,906		485,733
Cullinan Therapeutics, Inc.* (Biotechnology)	10,542		191,970
Cytokinetics, Inc.* (Biotechnology)	6,565		559,272
CytomX Therapeutics, Inc.* (Biotechnology)	35,310		132,413
Damora Therapeutics, Inc.* (Biotechnology)	3,170		82,452

Common Stocks, continued

	Shares		Value
Denali Therapeutics, Inc.* (Biotechnology)		15,367		$395,239
Dianthus Therapeutics, Inc.* (Biotechnology)		5,761		561,582
Disc Medicine, Inc.* (Biotechnology)		4,238		309,967
Dyne Therapeutics, Inc.* (Biotechnology)		18,359		407,753
Emergent BioSolutions, Inc.* (Biotechnology)		7,565		63,395
Erasca, Inc.* (Biotechnology)		32,931		603,296
Exelixis, Inc.* (Biotechnology)		8,374		455,629
First Tracks Biotherapeutics, Inc.* (Biotechnology)		4,125		82,995
Geron Corp.* (Biotechnology)		96,729		123,813
Gilead Sciences, Inc. (Biotechnology)		3,624		457,856
GRAIL, Inc.* (Biotechnology)		6,303		430,306
Halozyme Therapeutics, Inc.* (Biotechnology)		6,245		488,796
Hyperliquid Strategies, Inc.* (Biotechnology)		28,063		220,856
Ideaya Biosciences, Inc.* (Biotechnology)		10,232		381,347
Immix Biopharma, Inc.* (Biotechnology)		9,329		96,182
ImmunityBio, Inc.*(a) (Biotechnology)		55,254		483,749
Immunome, Inc.* (Biotechnology)		13,266		281,107
Immunovant, Inc.* (Biotechnology)		11,393		438,972
Incyte Corp.* (Biotechnology)		4,178		473,618
Inhibrx Biosciences, Inc.* (Biotechnology)		1,778		168,466
Insmed, Inc.* (Biotechnology)		4,786		510,283
Intellia Therapeutics, Inc.* (Biotechnology)		25,453		430,665
Ionis Pharmaceuticals, Inc.* (Biotechnology)		6,005		476,136
Iovance Biotherapeutics, Inc.* (Biotechnology)		64,260		267,322
Ironwood Pharmaceuticals, Inc.* (Biotechnology)		24,385		102,661
Jade Biosciences, Inc.* (Biotechnology)		6,800		151,096
Janux Therapeutics, Inc.* (Biotechnology)		8,550		131,328
Kodiak Sciences, Inc.* (Biotechnology)		6,630		258,305
Krystal Biotech, Inc.* (Biotechnology)		1,409		523,683
Kura Oncology, Inc.* (Biotechnology)		13,635		149,576
Kymera Therapeutics, Inc.* (Biotechnology)		5,628		645,363
Lexeo Therapeutics, Inc.* (Biotechnology)		10,772		50,144
Madrigal Pharmaceuticals, Inc.* (Biotechnology)		934		501,511
Mannkind Corp.* (Biotechnology)		37,765		160,879
MapLight Therapeutics, Inc.* (Biotechnology)		2,210		79,206
MiMedx Group, Inc.* (Biotechnology)		13,110		50,474
Mineralys Therapeutics, Inc.* (Biotechnology)		12,471		336,468
Mirum Pharmaceuticals, Inc.* (Biotechnology)		4,684		548,356
Moderna, Inc.* (Biotechnology)		9,574		670,467
Monte Rosa Therapeutics, Inc.* (Biotechnology)		9,372		226,802
Myriad Genetics, Inc.* (Biotechnology)		13,370		76,343
Natera, Inc.* (Biotechnology)		2,034		552,129
Neurocrine Biosciences, Inc.* (Biotechnology)		2,737		461,280
Novavax, Inc.*(a) (Biotechnology)		33,288		313,573
Nurix Therapeutics, Inc.* (Biotechnology)		10,904		264,531
Nuvalent, Inc.*—Class A (Biotechnology)		3,569		440,772
Ocugen, Inc.*(a) (Biotechnology)		62,011		94,877
Olema Pharmaceuticals, Inc.* (Biotechnology)		12,046		150,695

See accompanying notes to financial statements.

8  ::  ProFund VP Biotechnology  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
ORIC Pharmaceuticals, Inc.* (Biotechnology)		14,477		$156,786
Oruka Therapeutics Inc* (Biotechnology)		6,876		654,389
Ovid Therapeutics, Inc.* (Biotechnology)		21,816		58,685
Palvella Therapeutics, Inc.* (Biotechnology)		1,812		276,910
Perspective Therapeutics, Inc.* (Biotechnology)		17,895		61,022
Praxis Precision Medicines, Inc.* (Biotechnology)		1,830		612,666
Precigen, Inc.* (Biotechnology)		31,415		179,066
Prime Medicine, Inc.* (Biotechnology)		23,172		85,505
Protagonist Therapeutics, Inc.* (Biotechnology)		4,163		510,301
Prothena Corp. PLC* (Biotechnology)		6,443		63,077
PTC Therapeutics, Inc.* (Biotechnology)		6,003		489,665
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)		97,873		359,194
Regeneron Pharmaceuticals, Inc. (Biotechnology)		732		456,431
REGENXBIO, Inc.* (Biotechnology)		8,685		104,046
Relay Therapeutics, Inc.* (Biotechnology)		27,879		521,616
Replimune Group, Inc.* (Biotechnology)		12,178		134,810
REVOLUTION Medicines, Inc.* (Biotechnology)		3,054		571,953
Rhythm Pharmaceuticals, Inc.* (Biotechnology)		5,137		570,361
Rigel Pharmaceuticals, Inc.* (Biotechnology)		2,883		112,783
Roivant Sciences, Ltd.* (Biotechnology)		15,498		548,474
Sagimet Biosciences, Inc.* (Biotechnology)		4,359		33,695
Sana Biotechnology, Inc.* (Biotechnology)		31,379		109,513
Sarepta Therapeutics, Inc.* (Biotechnology)		19,723		354,422
Savara, Inc.* (Biotechnology)		14,171		87,293
Scholar Rock Holding Corp.* (Biotechnology)		9,986		549,230
SELLAS Life Sciences Group, Inc.*(a) (Biotechnology)		38,263		564,762
Sionna Therapeutics, Inc.* (Biotechnology)		2,872		126,339
Solid Biosciences, Inc.* (Biotechnology)		11,449		114,376
Spyre Therapeutics, Inc.* (Biotechnology)		5,864		520,606
Stoke Therapeutics, Inc.* (Biotechnology)		6,977		228,287
Summit Therapeutics, Inc.* (Biotechnology)		32,957		480,183
Syndax Pharmaceuticals, Inc.* (Biotechnology)		15,597		340,950
Tango Therapeutics, Inc.* (Biotechnology)		12,783		399,597
Taysha Gene Therapies, Inc.* (Biotechnology)		24,676		168,044
TG Therapeutics, Inc.* (Biotechnology)		9,448		519,073
Travere Therapeutics, Inc.* (Biotechnology)		9,420		535,150
Twist Bioscience Corp.* (Biotechnology)		6,497		668,411
Tyra Biosciences, Inc.* (Biotechnology)		6,173		197,166
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)		16,214		541,385
uniQure N.V.* (Biotechnology)		10,597		488,098
United Therapeutics Corp.* (Biotechnology)		809		438,340
Vanda Pharmaceuticals, Inc.* (Biotechnology)		10,161		62,185
Vaxcyte, Inc.* (Biotechnology)		9,694		563,512
Vera Therapeutics, Inc.* (Biotechnology)		11,718		502,819
Veracyte, Inc.* (Biotechnology)		6,617		388,616

Common Stocks, continued

	Shares	Value
Verastem, Inc.* (Biotechnology)	15,026		$57,399
Vericel Corp.* (Biotechnology)	5,295		235,575
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,011		502,194
Viking Therapeutics, Inc.* (Biotechnology)	15,866		618,933
Vir Biotechnology, Inc.* (Biotechnology)	21,927		223,436
Viridian Therapeutics, Inc.* (Biotechnology)	17,346		318,646
Vor BioPharma, Inc.* (Biotechnology)	7,786		143,340
Xencor, Inc.* (Biotechnology)	8,600		138,460
Zenas Biopharma, Inc.* (Biotechnology)	5,983		151,849
TOTAL COMMON STOCKS (Cost $24,018,674)		47,424,101

Rights(NM)

Eli Lilly & Company*CVR (Biotechnology)	6,633	4,179
TOTAL RIGHTS (Cost $4,179)		4,179

Repurchase Agreements(b) (2.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $1,157,113		$1,157,000		$1,157,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,157,000)				1,157,000

Collateral for Securities Loaned(c) (3.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)	1,649,956		$1,649,956
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,649,956)		1,649,956
TOTAL INVESTMENT SECURITIES (Cost $26,829,809)—102.9%			50,235,236
Net other assets (liabilities)—(2.9)%			(1,420,464)
NET ASSETS—100.0%			$48,814,772
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $1,541,434.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Biotechnology  ::  9

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International		7/23/26		4.38%	$1,188,771	$72,128
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Biotechnology		$47,428,280		97.1%
Other**	1,386,492			2.9%
Total	$48,814,772			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

10  ::  ProFund VP Bull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (77.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	313		$50,678
A.O. Smith Corp. (Building Products)	67		4,202
Abbott Laboratories (Health Care Equipment & Supplies)	1,045		94,823
AbbVie, Inc. (Biotechnology)	1,060		266,739
Accenture PLC—Class A (IT Services)	368		45,794
Adobe, Inc.* (Software)	242		49,615
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	978		568,130
Aflac, Inc. (Insurance)	275		32,244
Agilent Technologies, Inc. (Life Sciences Tools & Services)	169		22,448
Air Products & Chemicals, Inc. (Chemicals)	134		39,286
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	251		35,918
Akamai Technologies, Inc.* (IT Services)	87		10,284
Albemarle Corp. (Chemicals)	71		9,587
Alexandria Real Estate Equities, Inc. (Office REITs)	94		4,968
Align Technology, Inc.* (Health Care Equipment & Supplies)	40		6,746
Allegion PLC (Building Products)	52		7,305
Alliant Energy Corp. (Electric Utilities)	155		11,825
Allstate Corp. (Insurance)	154		36,643
Alphabet, Inc.—Class A (Interactive Media & Services)	3,516		1,256,512
Alphabet, Inc.—Class C (Interactive Media & Services)	2,834		1,001,337
Altria Group, Inc. (Tobacco)	1,001		72,022
Amazon.com, Inc.* (Broadline Retail)	5,870		1,399,056
Amcor plc (Containers & Packaging)	277		12,008
Ameren Corp. (Multi-Utilities)	166		18,765
American Electric Power Co., Inc. (Electric Utilities)	326		44,600
American Express Co. (Consumer Finance)	319		107,902
American International Group, Inc. (Insurance)	318		23,701
American Tower Corp.—Class A (Specialized REITs)	279		45,637
American Water Works Co., Inc. (Water Utilities)	117		15,395
Ameriprise Financial, Inc. (Capital Markets)	54		24,773
AMETEK, Inc. (Electrical Equipment)	137		33,146
Amgen, Inc. (Biotechnology)	324		117,328
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	738		130,125
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	293		116,371
Aon PLC—Class A (Insurance)	128		42,456
APA Corp. (Oil, Gas & Consumable Fuels)	212		6,905
Apollo Global Management, Inc. (Financial Services)	277		32,772
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,808		2,548,682
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	476		344,148
AppLovin Corp.*—Class A (Software)	161		82,952
Aptiv PLC* (Automobile Components)	127		7,795
Arch Capital Group, Ltd.* (Insurance)	209		20,286
Archer-Daniels-Midland Co. (Food Products)	289		22,080
Ares Management Corporation—Class A (Capital Markets)	126		14,025

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	619		$105,156
Arthur J. Gallagher & Co. (Insurance)	154		35,354
Assurant, Inc. (Insurance)	30		8,056
AT&T, Inc. (Diversified Telecommunication Services)	4,167		86,257
Atmos Energy Corp. (Gas Utilities)	100		17,227
Autodesk, Inc.* (Software)	127		24,691
Automatic Data Processing, Inc. (Professional Services)	240		53,747
AutoZone, Inc.* (Specialty Retail)	10		31,959
AvalonBay Communities, Inc. (Residential REITs)	83		15,661
Avery Dennison Corp. (Containers & Packaging)	46		7,468
Axon Enterprise, Inc.* (Aerospace & Defense)	48		26,909
Baker Hughes Co. (Energy Equipment & Services)	595		33,023
Ball Corp. (Containers & Packaging)	160		9,984
Bank of America Corp. (Banks)	3,915		223,077
Baxter International, Inc. (Health Care Equipment & Supplies)	310		6,609
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	165		24,969
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,099		549,928
Best Buy Co., Inc. (Specialty Retail)	118		8,954
Biogen, Inc.* (Biotechnology)	89		19,229
Bio-Techne Corp. (Life Sciences Tools & Services)	94		6,641
BlackRock, Inc. (Capital Markets)	87		83,656
Blackstone, Inc. (Capital Markets)	445		52,363
Block, Inc.* (Financial Services)	321		24,396
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	465		82,881
Boston Properties, Inc. 144A (Office REITs)	89		5,901
Boston Scientific Corp.* (Health Care Equipment & Supplies)	891		38,028
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,225		70,585
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,839		1,072,432
Broadridge Financial Solutions, Inc. (Professional Services)	69		9,450
Brown & Brown, Inc. (Insurance)	175		11,226
Brown-Forman Corp.—Class B (Beverages)	101		2,692
Builders FirstSource, Inc.* (Building Products)	65		5,816
Bunge Global SA (Food Products)	81		8,645
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	71		13,372
Cadence Design Systems, Inc.* (Software)	165		61,928
Camden Property Trust (Residential REITs)	60		6,869
Capital One Financial Corp. (Consumer Finance)	373		74,831
Cardinal Health, Inc. (Health Care Providers & Services)	140		33,258
Carnival Corp Ltd. (Leisure Facilities & Services)	771		22,027
Carrier Global Corp. (Building Products)	468		34,328
Carvana Co.* (Specialty Retail)	430		28,303
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	22		17,485

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Bull  ::  11

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery)	276		$293,913
Cboe Global Markets, Inc. (Capital Markets)	63		15,288
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	176		23,706
CDW Corp. (Electronic Equipment, Instruments & Components)	77		10,829
Cencora, Inc. (Health Care Providers & Services)	117		33,109
Centene Corp.* (Health Care Providers & Services)	281		18,037
CenterPoint Energy, Inc. (Multi-Utilities)	392		17,264
CF Industries Holdings, Inc. (Chemicals)	92		9,960
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	29		6,577
Charter Communications, Inc.*—Class A (Media)	50		7,111
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,123		186,149
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	769		26,146
Chubb, Ltd. (Insurance)	216		73,600
Church & Dwight Co., Inc. (Household Products)	142		13,757
Ciena Corp.* (Communications Equipment)	85		41,698
Cincinnati Financial Corp. (Insurance)	93		17,218
Cintas Corp. (Commercial Services & Supplies)	204		34,696
Cisco Systems, Inc. (Communications Equipment)	2,369		278,262
Citigroup, Inc. (Banks)	1,023		143,179
Citizens Financial Group, Inc. (Banks)	254		17,798
CME Group, Inc. (Capital Markets)	217		47,920
CMS Energy Corp. (Multi-Utilities)	185		14,153
Cognizant Technology Solutions Corp.—Class A (IT Services)	284		10,999
Coherent Corp.* (Electronic Equipment, Instruments & Components)	117		46,153
Coinbase Global, Inc.*—Class A (Capital Markets)	133		19,443
Colgate-Palmolive Co. (Household Products)	480		44,006
Comcast Corp.—Class A (Media)	2,137		52,463
Comfort Systems USA, Inc. (Construction & Engineering)	21		41,621
ConocoPhillips (Oil, Gas & Consumable Fuels)	731		75,995
Consolidated Edison, Inc. (Multi-Utilities)	221		24,449
Constellation Brands, Inc.—Class A (Beverages)	84		11,684
Constellation Energy Corp. (Electric Utilities)	192		47,687
Copart, Inc.* (Commercial Services & Supplies)	531		14,969
Corning, Inc. (Electronic Equipment, Instruments & Components)	470		120,052
Corpay, Inc.* (Software)	39		12,998
Corteva, Inc. (Chemicals)	401		33,961
CoStar Group, Inc.* (Real Estate Management & Development)	245		6,938
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	266		248,835
CRH plc (Construction Materials)	401		42,907
Crowdstrike Holdings, Inc.*—Class A (Software)	153		116,760
Crown Castle International Corp. (Specialized REITs)	262		19,841
CSX Corp. (Ground Transportation)	1,114		52,948

Common Stocks, continued

	Shares		Value
Cummins, Inc. (Machinery)		83		$59,196
CVS Health Corp. (Health Care Providers & Services)		765		79,139
D.R. Horton, Inc. (Household Durables)		158		25,735
Danaher Corp. (Life Sciences Tools & Services)		378		72,002
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		69		14,215
Datadog, Inc.*—Class A (Software)		198		51,551
DaVita, Inc.* (Health Care Providers & Services)		19		4,227
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)		85		8,440
Deere & Co. (Machinery)		151		95,784
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)		173		74,643
Delta Air Lines, Inc. (Passenger Airlines)		392		36,715
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		691		28,552
Dexcom, Inc.* (Health Care Equipment & Supplies)		231		15,558
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		116		20,390
Digital Realty Trust, Inc. (Specialized REITs)		198		35,557
Dollar General Corp. (Consumer Staples Distribution & Retail)		132		15,195
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)		109		13,184
Dominion Energy, Inc. (Multi-Utilities)		527		35,989
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		18		5,329
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)		227		41,888
Dover Corp. (Machinery)		81		18,167
Dow, Inc. (Chemicals)		432		11,820
DTE Energy Co. (Multi-Utilities)		125		19,046
Duke Energy Corp. (Electric Utilities)		468		59,239
DuPont de Nemours, Inc. (Chemicals)		82		11,122
Eaton Corp. PLC (Electrical Equipment)		233		99,286
eBay, Inc. (Broadline Retail)		266		29,726
EchoStar Corp.*—Class A (Media)		82		8,323
Ecolab, Inc. (Chemicals)		152		42,349
Edison International (Electric Utilities)		231		17,198
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)		345		31,209
Electronic Arts, Inc. (Entertainment)		135		27,680
Elevance Health, Inc. (Health Care Providers & Services)		130		50,275
Eli Lilly & Co. (Pharmaceuticals)		474		568,529
EMCOR Group, Inc. (Construction & Engineering)		27		22,407
Emerson Electric Co. (Electrical Equipment)		336		48,098
Entergy Corp. (Electric Utilities)		275		31,587
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		319		41,384
EQT Corp. (Oil, Gas & Consumable Fuels)		375		19,939
Equifax, Inc. (Professional Services)		71		11,269
Equinix, Inc. (Specialized REITs)		59		61,502
Equity Residential (Residential REITs)		204		13,858
Erie Indemnity Co.—Class A (Insurance)		15		3,596
Essex Property Trust, Inc. (Residential REITs)		39		11,372
Everest Group, Ltd. (Insurance)		24		8,574
Evergy, Inc. (Electric Utilities)		138		11,927
Eversource Energy (Electric Utilities)		226		16,333

See accompanying notes to financial statements.

12  ::  ProFund VP Bull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Exelon Corp. (Electric Utilities)	614	$28,625
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	143	13,040
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	69	17,656
Expeditors International of Washington, Inc. (Air Freight & Logistics)	78	12,712
Extra Space Storage, Inc. (Specialized REITs)	127	18,453
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,486	339,887
F5, Inc.* (Communications Equipment)	34	14,143
FactSet Research Systems, Inc. (Capital Markets)	22	5,062
Fair Isaac Corp.* (Software)	14	16,727
Fastenal Co. (Trading Companies & Distributors)	688	33,045
Federal Realty Investment Trust (Retail REITs)	47	5,802
FedEx Corp. (Air Freight & Logistics)	132	41,333
Fedex Freight Holding Company, Inc.* (Ground Transportation)	65	9,815
Fidelity National Information Services, Inc. (Financial Services)	310	12,053
Fifth Third Bancorp (Banks)	543	30,609
First Horizon Corp. (Banks)	1	15
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	64	15,101
FirstEnergy Corp. (Electric Utilities)	312	14,832
Fiserv, Inc.* (Financial Services)	320	15,696
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	220	35,655
Ford Motor Co. (Automobiles)	2,347	32,623
Fortinet, Inc.* (Software)	373	57,300
Fortive Corp. (Machinery)	183	11,179
Fox Corp.—Class A (Media)	120	6,259
Fox Corp.—Class B (Media)	83	3,888
Franklin Resources, Inc. (Capital Markets)	184	6,122
Freeport-McMoRan, Inc. (Metals & Mining)	862	54,211
Garmin, Ltd. (Household Durables)	98	23,279
Gartner, Inc.* (IT Services)	40	5,185
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	273	17,475
GE Vernova, Inc. (Electrical Equipment)	161	189,153
Gen Digital, Inc. (Software)	331	8,239
Generac Holdings, Inc.* (Electrical Equipment)	35	10,248
General Dynamics Corp. (Aerospace & Defense)	152	53,844
General Electric Co. (Industrial Conglomerates)	626	233,955
General Mills, Inc. (Food Products)	320	11,136
General Motors Co. (Automobiles)	541	41,700
Genuine Parts Co. (Distributors)	83	9,792
Gilead Sciences, Inc. (Biotechnology)	745	94,123
Global Payments, Inc. (Financial Services)	139	10,086
Globe Life, Inc. (Insurance)	47	8,398
GoDaddy, Inc.*—Class A (IT Services)	79	6,706
Halliburton Co. (Energy Equipment & Services)	501	17,009
Hasbro, Inc. (Leisure Products)	81	6,690
HCA Healthcare, Inc. (Health Care Providers & Services)	93	36,260
Healthpeak Properties, Inc. (Health Care REITs)	413	8,838
Henry Schein, Inc.* (Health Care Providers & Services)	58	4,844

Common Stocks, continued

	Shares	Value
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	796		$35,908
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	137		45,273
Honeywell Aerospace, Inc.* (Aerospace & Defense)	190		42,005
Honeywell International, Inc. (Industrial Conglomerates)	190		42,541
Hormel Foods Corp. (Food Products)	175		4,344
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	382		9,057
Howmet Aerospace, Inc. (Aerospace & Defense)	240		64,526
HP, Inc. (Technology Hardware, Storage & Peripherals)	548		12,023
Hubbell, Inc. (Electrical Equipment)	32		16,742
Humana, Inc. (Health Care Providers & Services)	72		28,600
Huntington Bancshares, Inc. (Banks)	1,216		21,560
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	24		6,717
IDEX Corp. (Machinery)	44		9,986
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	47		24,743
Illinois Tool Works, Inc. (Machinery)	157		42,464
Incyte Corp.* (Biotechnology)	101		11,449
Ingersoll Rand, Inc. (Machinery)	214		17,546
Insulet Corp.* (Health Care Equipment & Supplies)	42		6,395
Intel Corp.* (Semiconductors & Semiconductor Equipment)	2,833		395,572
Interactive Brokers Group, Inc.—Class A (Capital Markets)	267		23,240
Intercontinental Exchange, Inc. (Capital Markets)	339		41,734
International Business Machines Corp. (IT Services)	564		158,603
International Flavors & Fragrances, Inc. (Chemicals)	153		12,121
International Paper Co. (Containers & Packaging)	318		12,116
Intuit, Inc. (Software)	166		43,326
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	212		84,308
Invesco, Ltd. (Capital Markets)	266		7,020
Invitation Homes, Inc. (Residential REITs)	328		9,909
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	100		19,322
Iron Mountain, Inc. (Specialized REITs)	178		22,483
J.B. Hunt Transport Services, Inc. (Ground Transportation)	45		13,024
Jabil, Inc. (Electronic Equipment, Instruments & Components)	63		24,285
Jack Henry & Associates, Inc. (Financial Services)	43		5,923
Jacobs Solutions, Inc. (Professional Services)	71		8,946
Johnson & Johnson (Pharmaceuticals)	1,444		366,733
Johnson Controls International PLC (Building Products)	366		53,476
JPMorgan Chase & Co. (Banks)	1,607		526,019
Kenvue, Inc. (Personal Care Products)	1,151		21,995
Keurig Dr Pepper, Inc. (Beverages)	816		26,708
KeyCorp (Banks)	553		12,747

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Bull  ::  13

Common Stocks, continued

	Shares	Value
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	103		$36,057
Kimberly-Clark Corp. (Household Products)	199		21,844
Kimco Realty Corp. (Retail REITs)	404		10,241
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,174		37,533
KKR & Co., Inc. (Capital Markets)	415		38,089
KLA Corp. (Semiconductors & Semiconductor Equipment)	783		236,239
L3Harris Technologies, Inc. (Aerospace & Defense)	112		32,546
Labcorp Holdings, Inc. (Health Care Providers & Services)	49		13,720
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	750		324,997
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	179		8,268
Leidos Holdings, Inc. (Professional Services)	75		7,723
Lennar Corp.—Class A (Household Durables)	129		11,673
Lennox International, Inc. (Building Products)	19		10,886
Linde PLC (Chemicals)	277		143,745
Live Nation Entertainment, Inc.* (Entertainment)	95		17,395
Lockheed Martin Corp.—Class B (Aerospace & Defense)	122		62,154
Loews Corp. (Insurance)	101		11,434
Lowe’s Cos., Inc. (Specialty Retail)	336		74,085
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	63		7,193
Lumentum Holdings, Inc.* (Communications Equipment)	47		40,329
LyondellBasell Industries N.V.—Class A (Chemicals)	155		8,161
M&T Bank Corp. (Banks)	88		20,945
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	175		44,742
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	132		48,860
Marsh & McLennan Cos., Inc. (Insurance)	289		48,168
Martin Marietta Materials, Inc. (Construction Materials)	36		20,761
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	525		156,392
Masco Corp. (Building Products)	121		9,846
MasterCard, Inc.—Class A (Financial Services)	484		248,582
McCormick & Co., Inc. (Food Products)	152		7,664
McDonald’s Corp. (Hotels, Restaurants & Leisure)	426		115,151
McKesson Corp. (Health Care Providers & Services)	72		54,403
Medtronic PLC (Health Care Equipment & Supplies)	770		60,237
Merck & Co., Inc. (Pharmaceuticals)	1,481		190,309
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,317		741,853
MetLife, Inc. (Insurance)	324		27,414
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12		15,330
MGM Resorts International* (Hotels, Restaurants & Leisure)	115		5,498
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	325		29,640

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	676		$780,300
Microsoft Corp. (Software)	4,455		1,661,804
Mid-America Apartment Communities, Inc. (Residential REITs)	70		9,726
Moderna, Inc.* (Biotechnology)	212		14,846
Molson Coors Beverage Co.—Class B (Beverages)	96		3,740
Mondelez International, Inc.—Class A (Food Products)	770		44,537
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	29		40,088
Monster Beverage Corp.* (Beverages)	428		41,139
Moody’s Corp. (Capital Markets)	90		40,763
Morgan Stanley (Capital Markets)	719		150,300
Motorola Solutions, Inc. (Communications Equipment)	100		41,529
MSCI, Inc. (Capital Markets)	44		24,642
Nasdaq, Inc. (Capital Markets)	268		21,124
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	118		18,262
Netflix, Inc.* (Entertainment)	2,525		180,286
Newmont Corp. (Metals & Mining)	640		59,776
News Corp.—Class A (Media)	219		5,438
News Corp.—Class B (Media)	72		2,020
NextEra Energy, Inc. (Electric Utilities)	1,251		109,800
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	719		29,515
NiSource, Inc. (Multi-Utilities)	288		13,694
Nordson Corp. (Machinery)	32		9,654
Norfolk Southern Corp. (Ground Transportation)	135		42,470
Northern Trust Corp. (Capital Markets)	111		19,296
Northrop Grumman Corp. (Aerospace & Defense)	80		40,745
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	275		5,805
NRG Energy, Inc. (Electric Utilities)	127		18,550
Nucor Corp. (Metals & Mining)	137		30,517
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	14,524		2,906,108
NVR, Inc.* (Household Durables)	2		13,627
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	151		42,436
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	435		21,128
Old Dominion Freight Line, Inc. (Ground Transportation)	110		23,826
Omnicom Group, Inc. (Media)	171		12,454
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	235		22,217
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	378		32,863
Oracle Corp. (Software)	1,018		149,188
O’Reilly Automotive, Inc.* (Specialty Retail)	497		45,769
Otis Worldwide Corp. (Machinery)	230		16,468
PACCAR, Inc. (Machinery)	316		37,958
Packaging Corp. of America (Containers & Packaging)	53		12,629
Palantir Technologies, Inc.*—Class A (Software)	1,377		160,655
Palo Alto Networks, Inc.* (Software)	486		165,736

See accompanying notes to financial statements.

14  ::  ProFund VP Bull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Paramount Skydance Corp.(a)—Class B (Media)	189		$1,864
Parker-Hannifin Corp. (Machinery)	76		74,337
Paychex, Inc. (Professional Services)	193		18,978
PayPal Holdings, Inc. (Financial Services)	529		22,842
Pentair PLC (Machinery)	97		7,436
PepsiCo, Inc. 144A (Beverages)	820		111,028
Pfizer, Inc. (Pharmaceuticals)	3,418		82,305
PG&E Corp. (Electric Utilities)	1,321		22,219
Philip Morris International, Inc. (Tobacco)	935		169,151
Phillips 66 (Oil, Gas & Consumable Fuels)	240		40,572
Pinnacle West Capital Corp. (Electric Utilities)	73		7,811
PNC Financial Services Group, Inc. (Banks)	241		59,339
PPG Industries, Inc. 144A (Chemicals)	134		16,253
PPL Corp. (Electric Utilities)	451		16,394
Principal Financial Group, Inc. (Insurance)	118		12,718
Prologis, Inc. (Industrial REITs)	559		75,728
Prudential Financial, Inc. (Insurance)	208		22,449
PTC, Inc.* (Software)	69		7,839
Public Service Enterprise Group, Inc. (Multi-Utilities)	299		24,267
Public Storage (Specialized REITs)	95		30,239
PulteGroup, Inc. (Household Durables)	114		15,642
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	126		20,577
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	632		116,787
Quanta Services, Inc. (Construction & Engineering)	90		64,803
Quest Diagnostics, Inc. (Health Care Providers & Services)	66		13,989
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	23		9,232
Raymond James Financial, Inc. (Capital Markets)	104		15,811
Realty Income Corp. (Retail REITs)	559		34,636
Regency Centers Corp. (Retail REITs)	99		7,894
Regeneron Pharmaceuticals, Inc. (Biotechnology)	60		37,412
Regions Financial Corp. (Banks)	512		15,462
Republic Services, Inc. (Commercial Services & Supplies)	120		25,570
ResMed, Inc. (Health Care Equipment & Supplies)	87		16,955
Revvity, Inc. (Life Sciences Tools & Services)	67		7,454
Robinhood Markets, Inc.*—Class A (Capital Markets)	474		47,533
Rockwell Automation, Inc. (Electrical Equipment)	67		33,170
Rollins, Inc. (Commercial Services & Supplies)	176		7,346
Roper Technologies, Inc. (Software)	61		20,642
Ross Stores, Inc. (Specialty Retail)	193		41,080
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	150		47,630
RTX Corp. (Aerospace & Defense)	808		153,303
S&P Global, Inc. (Capital Markets)	182		74,121
Salesforce, Inc. (Software)	491		76,920
Sandisk Corp.* (Semiconductors)	89		202,362
SBA Communications Corp.—Class A (Specialized REITs)	64		11,293

Common Stocks, continued

	Shares	Value
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	134		$129,310
Sempra (Multi-Utilities)	392		36,342
ServiceNow, Inc.* (Software)	618		61,355
Simon Property Group, Inc. 144A (Retail REITs)	194		43,388
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	90		6,102
SLB, Ltd. (Energy Equipment & Services)	897		41,701
Smurfit WestRock PLC (Containers & Packaging)	315		14,572
Snap-on, Inc. (Machinery)	31		12,474
Solventum Corp.* (Health Care Equipment & Supplies)	88		6,789
Southwest Airlines Co. (Passenger Airlines)	293		15,066
Stanley Black & Decker, Inc. (Machinery)	93		8,753
Starbucks Corp. (Hotels, Restaurants & Leisure)	683		69,796
State Street Corp. (Capital Markets)	166		28,154
Steel Dynamics, Inc. (Metals & Mining)	81		18,586
STERIS PLC (Health Care Equipment & Supplies)	59		12,424
Stryker Corp. (Health Care Equipment & Supplies)	207		65,172
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	303		8,887
Synchrony Financial (Consumer Finance)	202		15,362
Synopsys, Inc.* (Software)	115		51,298
Sysco Corp. (Consumer Staples Distribution & Retail)	287		23,987
T. Rowe Price Group, Inc. (Capital Markets)	128		14,552
Take-Two Interactive Software, Inc.* (Entertainment)	104		25,998
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	121		17,712
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	129		34,590
Target Corp. (Consumer Staples Distribution & Retail)	272		35,526
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	175		35,282
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	28		18,673
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	94		45,481
Tesla, Inc.* (Automobiles)	1,688		709,974
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	546		162,746
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	35		15,317
Textron, Inc. (Aerospace & Defense)	104		9,540
The AES Corp. (Independent Power/ Renewable Electricity Producers)	428		6,274
The Bank of New York Mellon Corp. (Capital Markets)	412		59,579
The Boeing Co.* (Aerospace & Defense)	473		102,391
The Charles Schwab Corp. (Capital Markets)	980		90,425
The Cigna Group (Health Care Providers & Services)	159		43,833
The Clorox Co. (Household Products)	73		6,967
The Coca-Cola Co. (Beverages)	2,322		188,708

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Bull  ::  15

Common Stocks, continued

	Shares	Value
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	117		$8,390
The Estee Lauder Cos., Inc. (Personal Care Products)	148		11,685
The Goldman Sachs Group, Inc. (Capital Markets)	177		179,011
The Hartford Financial Services Group, Inc. (Insurance)	164		21,733
The Hershey Co. (Food Products)	89		15,615
The Home Depot, Inc. (Specialty Retail)	597		210,549
The J.M. Smucker Co. (Food Products)	64		7,200
The Kraft Heinz Co. (Food Products)	512		12,093
The Kroger Co. (Consumer Staples Distribution & Retail)	340		18,880
The Mosaic Co. (Chemicals)	191		4,047
The Procter & Gamble Co. (Household Products)	1,396		204,710
The Progressive Corp. (Insurance)	350		76,457
The Sherwin-Williams Co. (Chemicals)	138		47,516
The Southern Co. (Electric Utilities)	676		64,700
The TJX Cos., Inc. (Specialty Retail)	663		100,445
The Trade Desk, Inc.*—Class A (Media)	256		4,628
The Travelers Cos., Inc. (Insurance)	128		42,255
The Walt Disney Co. (Entertainment)	1,041		100,196
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	733		54,491
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	223		111,804
TKO Group Holdings, Inc. (Entertainment)	38		7,650
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	279		46,797
Tractor Supply Co. (Specialty Retail)	315		9,957
Trane Technologies PLC (Building Products)	133		65,325
TransDigm Group, Inc. (Aerospace & Defense)	34		45,289
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	140		7,165
Truist Financial Corp. (Banks)	747		37,216
Tyler Technologies, Inc.* (Software)	25		7,312
Tyson Foods, Inc.—Class A (Food Products)	169		9,675
U.S. Bancorp (Banks)	931		56,232
Uber Technologies, Inc.* (Ground Transportation)	1,221		88,107
UDR, Inc. (Residential REITs)	177		7,066
Ulta Beauty, Inc.* (Specialty Retail)	26		11,725
Union Pacific Corp. (Ground Transportation)	356		96,833
United Airlines Holdings, Inc.* (Passenger Airlines)	195		26,518
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	448		48,161
United Rentals, Inc. (Trading Companies & Distributors)	38		43,050
UnitedHealth Group, Inc. (Health Care Providers & Services)	545		226,519
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	32		4,758
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	178		46,358
Veeva Systems, Inc.*—Class A (Health Care Technology)	90		15,972
Ventas, Inc. (Health Care REITs)	292		25,930

Common Stocks, continued

	Shares	Value
Veralto Corp. (Commercial Services & Supplies)	147		$13,036
VeriSign, Inc. (IT Services)	49		12,326
Verisk Analytics, Inc. (Professional Services)	79		14,183
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,504		106,019
Vertex Pharmaceuticals, Inc.* (Biotechnology)	152		75,503
Vertiv Holdings Company—Class A (Electrical Equipment)	230		77,009
Viatris, Inc. (Pharmaceuticals)	698		11,084
VICI Properties, Inc. (Specialized REITs)	655		17,390
Visa, Inc.—Class A (Financial Services)	995		341,375
Vistra Corp. (Independent Power/Renewable Electricity Producers)	190		30,140
Vulcan Materials Co. (Construction Materials)	78		23,011
W.R. Berkley Corp. (Insurance)	176		12,413
W.W. Grainger, Inc. (Trading Companies & Distributors)	26		35,370
Wabtec Corp. (Machinery)	102		27,499
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,629		297,761
Warner Bros. Discovery, Inc.* (Entertainment)	1,486		39,617
Waste Management, Inc. (Commercial Services & Supplies)	222		49,479
Waters Corp.* (Life Sciences Tools & Services)	59		22,127
WEC Energy Group, Inc. (Multi-Utilities)	195		22,770
Wells Fargo & Co. (Banks)	1,835		151,644
Welltower, Inc. (Health Care REITs)	423		96,008
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	42		15,078
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	207		132,215
Weyerhaeuser Co. (Specialized REITs)	432		10,342
Williams-Sonoma, Inc. (Specialty Retail)	71		16,550
Willis Towers Watson PLC (Insurance)	57		14,898
Workday, Inc.*—Class A (Software)	122		14,935
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	50		4,855
Xcel Energy, Inc. (Electric Utilities)	374		30,032
Xylem, Inc. (Machinery)	143		16,904
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	165		26,377
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	29		7,635
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	116		9,986
Zoetis, Inc. (Pharmaceuticals)	251		18,037
TOTAL COMMON STOCKS (Cost $4,921,937)		38,659,502

Repurchase Agreements(b)(c) (22.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $11,102,083		$11,101,000		$11,101,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,101,000)			11,101,000

See accompanying notes to financial statements.

16  ::  ProFund VP Bull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Collateral for Securities Loaned(d) (NM)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(e)		2,112		$2,112
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,112)			2,112
TOTAL INVESTMENT SECURITIES (Cost $16,025,049)—99.5%				49,762,614
Net other assets (liabilities)—0.5%				225,167
NET ASSETS—100.0%				$49,987,781
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $1,735.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $1,186,000.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	9	9/21/26	$3,396,713		$42,370

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)			Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International		7/27/26		4.38%			$4,214,640	$33,019
S&P 500	UBS AG		7/27/26			4.68%		3,719,683	30,152
								$7,934,323	$63,171
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Bull  ::  17

ProFund VP Bull invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$639,969		1.3%
Air Freight & Logistics		115,578		0.2%
Automobile Components		7,795		NM
Automobiles		784,297		1.6%
Banks		1,315,842		2.6%
Beverages		385,699		0.8%
Biotechnology		636,629		1.3%
Broadline Retail		1,428,782		2.9%
Building Products		191,184		0.4%
Capital Markets		1,144,046		2.3%
Chemicals		389,928		0.8%
Commercial Services & Supplies		145,096		0.3%
Communications Equipment		521,117		1.0%
Construction & Engineering		128,831		0.3%
Construction Materials		86,679		0.2%
Consumer Finance		198,095		0.4%
Consumer Staples Distribution & Retail		670,853		1.2%
Containers & Packaging		68,777		0.1%
Distributors		9,792		NM
Diversified Telecommunication Services		192,276		0.4%
Electric Utilities		553,359		1.1%
Electrical Equipment		506,852		1.0%
Electronic Equipment, Instruments & Components		471,911		1.0%
Energy Equipment & Services		91,733		0.2%
Entertainment		398,822		0.8%
Financial Services		1,263,653		2.5%
Food Products		142,989		0.3%
Gas Utilities		17,227		NM
Ground Transportation		327,023		0.7%
Health Care Equipment & Supplies		530,816		1.1%
Health Care Providers & Services		644,971		1.3%
Health Care REITs		130,776		0.3%
Health Care Technology		15,972		NM
Hotel & Resort REITs		9,057		NM
Hotels, Restaurants & Leisure		601,546		1.2%
Household Durables		89,956		0.2%
Household Products		291,284		0.6%
Independent Power/Renewable Electricity Producers		36,414		0.1%
Industrial Conglomerates		327,174		0.7%
Industrial REITs		75,728		0.2%

	Value		% of Net Assets
Insurance		$611,291		1.2%
Interactive Media & Services		2,999,702		6.5%
IT Services		249,897		0.5%
Leisure Facilities & Services		22,027		NM
Leisure Products		6,690		NM
Life Sciences Tools & Services		298,783		0.6%
Machinery		759,718		1.4%
Media		104,448		0.2%
Metals & Mining		163,090		0.3%
Multi-Utilities		226,739		0.5%
Office REITs		10,869		NM
Oil, Gas & Consumable Fuels		1,059,835		2.1%
Passenger Airlines		78,299		0.2%
Personal Care Products		33,680		0.1%
Pharmaceuticals		1,307,582		2.6%
Professional Services		124,296		0.2%
Real Estate Management & Development		30,644		0.1%
Residential REITs		74,461		0.1%
Retail REITs		101,961		0.2%
Semiconductors		202,362		0.4%
Semiconductors & Semiconductor Equipment		7,401,864		14.8%
Software		2,903,771		5.8%
Specialized REITs		272,737		0.6%
Specialty Retail		579,376		1.2%
Technology Hardware, Storage & Peripherals		2,959,930		5.9%
Textiles, Apparel & Luxury Goods		72,092		0.1%
Tobacco		241,173		0.5%
Trading Companies & Distributors		111,465		0.2%
Water Utilities		15,395		NM
Wireless Telecommunication Services		46,797		0.1%
Other**	11,328,279			22.7%
Total	$49,987,781			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

18  ::  ProFund VP Communication Services  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (97.9%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	3,447		$1,231,854
Alphabet, Inc.—Class C (Interactive Media & Services)	2,779		981,904
AT&T, Inc. (Diversified Telecommunication Services)	23,037		476,866
Charter Communications, Inc.*—Class A (Media)	1,728		245,739
Comcast Corp.—Class A (Media)	20,754		509,511
EchoStar Corp.*—Class A (Media)	2,816		285,824
Electronic Arts, Inc. (Entertainment)	2,451		502,553
Fox Corp.—Class A (Media)	4,122		215,004
Fox Corp.—Class B (Media)	2,873		134,571
Live Nation Entertainment, Inc.* (Entertainment)	2,753		504,102
Meta Platforms, Inc.—Class A (Interactive Media & Services)	3,328		1,874,630
Netflix, Inc.* (Entertainment)	6,813		486,448
News Corp.—Class A (Media)	7,540		187,218
News Corp.—Class B (Media)	2,490		69,869
Omnicom Group, Inc. (Media)	5,889		428,896
Paramount Skydance Corp.(a)—Class B (Media)	6,515		64,238
Take-Two Interactive Software, Inc.* (Entertainment)	2,034		508,460
The Trade Desk, Inc.*—Class A (Media)	8,824		159,538
The Walt Disney Co. (Entertainment)	5,097		490,586
TKO Group Holdings, Inc. (Entertainment)	1,301		261,904
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,892		485,075
Verizon Communications, Inc. (Diversified Telecommunication Services)	11,398		482,591
Warner Bros. Discovery, Inc.* (Entertainment)	18,528		493,956
TOTAL COMMON STOCKS (Cost $7,204,753)		11,081,337

Repurchase Agreements(b) (1.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $197,019		$197,000		$197,000
TOTAL REPURCHASE AGREEMENTS (Cost $197,000)				197,000

Collateral for Securities Loaned(c) (0.3%)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)		35,998		$35,998
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $35,998)			35,998
TOTAL INVESTMENT SECURITIES (Cost $7,437,751)—99.9%				11,314,335
Net other assets (liabilities)—0.1%				13,996
NET ASSETS—100.0%				$11,328,331
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $34,628.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International		7/23/26		4.38%		$240,690	$(158)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Communication Services  ::  19

ProFund VP Communication Services invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Diversified Telecommunication Services		$959,457		8.5%
Entertainment		3,248,009		28.7%
Interactive Media & Services		4,088,388		36.1%
Media		2,300,408		20.3%
Wireless Telecommunication Services		485,075		4.3%
Other**	246,994			2.1%
Total	$11,328,331			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

20  ::  ProFund VP Consumer Discretionary  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (97.4%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,770		$253,287
Amazon.com, Inc.* (Broadline Retail)	15,870		3,782,456
Aptiv PLC* (Automobile Components)	896		54,996
AutoZone, Inc.* (Specialty Retail)	70		223,716
Best Buy Co., Inc. (Specialty Retail)	830		62,980
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	3,282		584,984
Carnival Corp Ltd. (Leisure Facilities & Services)	5,448		155,649
Carvana Co.* (Specialty Retail)	3,034		199,698
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	5,433		184,722
D.R. Horton, Inc. (Household Durables)	1,117		181,937
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	485		99,915
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	601		59,673
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	130		38,485
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,603		295,802
eBay, Inc. (Broadline Retail)	1,880		210,090
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	485		124,102
Ford Motor Co. (Automobiles)	16,576		230,406
Garmin, Ltd. (Household Durables)	694		164,853
General Motors Co. (Automobiles)	3,818		294,291
Genuine Parts Co. (Distributors)	583		68,782
Hasbro, Inc. (Leisure Products)	569		46,994
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	964		318,563
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,263		58,338
Lennar Corp.—Class A (Household Durables)	912		82,527
Lowe’s Cos., Inc. (Specialty Retail)	2,372		523,002
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	443		50,582
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	928		343,858
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,616		707,130
MGM Resorts International* (Hotels, Restaurants & Leisure)	813		38,870
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,080		208,535
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,944		41,038

Common Stocks, continued

	Shares		Value
NVR, Inc.* (Household Durables)		11		$74,947
O’Reilly Automotive, Inc.* (Specialty Retail)		3,510		323,236
PulteGroup, Inc. (Household Durables)		807		110,728
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		164		65,831
Ross Stores, Inc. (Specialty Retail)		1,364		290,327
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)		1,056		335,312
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,827		493,271
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		856		125,301
Tesla, Inc.* (Automobiles)		7,948		3,342,930
The Home Depot, Inc. (Specialty Retail)		2,812		991,737
The TJX Cos., Inc. (Specialty Retail)		4,408		667,812
Tractor Supply Co. (Specialty Retail)		2,221		70,206
Ulta Beauty, Inc.* (Specialty Retail)		184		82,980
Williams-Sonoma, Inc. (Specialty Retail)		499		116,317
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)		355		34,467
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		1,167		186,557
TOTAL COMMON STOCKS (Cost $6,257,937)			17,002,220

Repurchase Agreements(a) (2.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $451,044		$451,000		$451,000
TOTAL REPURCHASE AGREEMENTS (Cost $451,000)			451,000
TOTAL INVESTMENT SECURITIES (Cost $6,708,937)—100.0%				17,453,220
Net other assets (liabilities)—NM				(2,759)
NET ASSETS—100.0%				$17,450,461
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM
Not meaningful, amount is less than 0.05%

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$472,022	$7,187
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Consumer Discretionary  ::  21

ProFund VP Consumer Discretionary invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Automobile Components		$54,996		0.3%
Automobiles		3,867,627		22.2%
Broadline Retail		3,992,546		22.9%
Distributors		68,782		0.4%
Hotels, Restaurants & Leisure		4,138,701		23.6%
Household Durables		614,992		3.5%
Leisure Facilities & Services		155,649		0.9%
Leisure Products		46,994		0.3%
Specialty Retail		3,552,011		20.4%
Textiles, Apparel & Luxury Goods		509,922		2.9%
Other**	448,241			2.6%
Total	$17,450,461			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

22  ::  ProFund VP Consumer Staples  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (97.9%)

	Shares	Value
Altria Group, Inc. (Tobacco)	6,392		$459,904
Archer-Daniels-Midland Co. (Food Products)	3,173		242,417
Brown-Forman Corp.—Class B (Beverages)	1,108		29,528
Bunge Global SA (Food Products)	894		95,417
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	243		193,134
Church & Dwight Co., Inc. (Household Products)	1,560		151,133
Colgate-Palmolive Co. (Household Products)	5,197		476,461
Constellation Brands, Inc.—Class A (Beverages)	918		127,685
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	979		915,825
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,450		166,910
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,192		144,172
General Mills, Inc. (Food Products)	3,514		122,287
Hormel Foods Corp. (Food Products)	1,920		47,654
Kenvue, Inc. (Personal Care Products)	12,641		241,569
Keurig Dr Pepper, Inc. (Beverages)	8,958		293,195
Kimberly-Clark Corp. (Household Products)	2,185		239,847
McCormick & Co., Inc. (Food Products)	1,672		84,302
Molson Coors Beverage Co.—Class B (Beverages)	1,056		41,142
Mondelez International, Inc.—Class A (Food Products)	7,284		421,308
Monster Beverage Corp.* (Beverages)	4,701		451,860
PepsiCo, Inc. 144A (Beverages)	3,239		438,561
Philip Morris International, Inc. (Tobacco)	3,440		622,331
Sysco Corp. (Consumer Staples Distribution & Retail)	3,148		263,110
Target Corp. (Consumer Staples Distribution & Retail)	2,990		390,524
The Clorox Co. (Household Products)	796		75,970
The Coca-Cola Co. (Beverages)	8,546		694,533
The Estee Lauder Cos., Inc. (Personal Care Products)	1,628		128,531

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	976		$171,239
The J.M. Smucker Co. (Food Products)	702		78,975
The Kraft Heinz Co. (Food Products)	5,621		132,768
The Kroger Co. (Consumer Staples Distribution & Retail)	3,735		207,405
The Procter & Gamble Co. (Household Products)	5,139		753,583
Tyson Foods, Inc.—Class A (Food Products)	1,857		106,313
Walmart, Inc. (Consumer Staples Distribution & Retail)	9,675		1,095,790
TOTAL COMMON STOCKS (Cost $4,953,528)		10,105,383

Repurchase Agreements(a) (1.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $140,014		$140,000		$140,000
TOTAL REPURCHASE AGREEMENTS (Cost $140,000)			140,000
TOTAL INVESTMENT SECURITIES (Cost $5,093,528)—99.3%				10,245,383
Net other assets (liabilities)—0.7%				70,748
NET ASSETS—100.0%				$10,316,131
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$189,243	$(1,818)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Consumer Staples  ::  23

ProFund VP Consumer Staples invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Beverages		$2,076,504		20.1%
Consumer Staples Distribution & Retail		3,376,870		32.7%
Food Products		1,502,680		14.6%
Household Products		1,696,994		16.4%
Personal Care Products		370,100		3.6%
Tobacco		1,082,235		10.5%
Other**	210,748			2.1%
Total	$10,316,131			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

24  ::  ProFund VP Dow 30  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $377,037		$377,000		$377,000
TOTAL REPURCHASE AGREEMENTS (Cost $377,000)				377,000
TOTAL INVESTMENT SECURITIES (Cost $377,000)—99.2%				377,000
Net other assets (liabilities)—0.8%				3,216
NET ASSETS—100.0%				$380,216
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $51,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International		7/27/26		4.38%	$306,497	$787
Dow Jones Industrial Average	UBS AG		7/27/26		4.68%	71,390	183
						$377,887	$970
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Emerging Markets  ::  25

Common Stocks (93.7%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	41,659		$3,998,431
Ambev S.A.ADR(a) (Beverages)	73,907		232,068
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	15,666		407,160
ASE Technology Holding Co., Ltd.ADR(a) (Semiconductors & Semiconductor Equipment)	30,582		1,379,860
Axia EnergiaADR (Electric Utilities)	19,475		205,656
Baidu, Inc.*ADR (Interactive Media & Services)	4,771		545,278
Banco Bradesco S.A.ADR (Banks)	91,826		318,636
Banco de ChileADR (Banks)	4,034		160,392
BeOne Medicines, Ltd.*ADR (Biotechnology)	1,257		358,207
Cemex S.A.B. de C.V.ADR (Construction Materials)	26,286		315,432
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	6,601		292,160
Cia de Saneamento Basico do Estado de Sao PauloADR(a) (Water Utilities)	41,005		237,009
Dr. Reddy’s Laboratories, Ltd.ADR(a) (Pharmaceuticals)	10,580		153,304
Embraer S.A.ADR (Aerospace & Defense)	3,022		192,804
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,902		371,166
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	14,250		115,710
Gold Fields, Ltd.ADR (Metals & Mining)	15,542		522,056
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	709		179,490
Grupo Cibest S.A.ADR (Banks)	1,910		151,711
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	2,992		124,826
Harmony Gold Mining Co., Ltd.ADR(a) (Metals & Mining)	9,510		144,647
HDFC Bank, Ltd.ADR (Banks)	65,943		1,703,308
ICICI Bank, Ltd.ADR (Banks)	46,063		1,337,209
Infosys, Ltd.ADR(a) (IT Services)	59,861		627,942
Itau Unibanco Holding S.A.ADR (Banks)	93,927		767,383
JD.com, Inc.ADR (Broadline Retail)	23,451		597,531
KB Financial Group, Inc.ADR(a) (Banks)	6,021		631,963
KE Holdings, Inc.ADR (Real Estate Management & Development)	11,269		163,739
Li Auto, Inc.*ADR(a) (Automobiles)	10,468		122,894
NetEase, Inc.ADR (Entertainment)	5,986		767,046
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	2,381		109,312
NIO, Inc.*ADR (Automobiles)	32,432		164,106
PDD Holdings, Inc.*ADR (Broadline Retail)	13,592		1,036,798
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	32,308		522,097
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	5,119		263,014
Sasol, Ltd.*ADR(a) (Chemicals)	10,293		101,077
Shinhan Financial Group Co., Ltd.ADR (Banks)	7,830		495,248
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	12,288		104,326
Silicon Motion Technology CorporationADR (Semiconductors & Semiconductor Equipment)	589		196,332
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,290		105,806

Common Stocks, continued

	Shares	Value
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	2,480		$183,619
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	14,833		7,083,795
Telekomunikasi Indonesia Persero Tbk.ADR (Diversified Telecommunication Services)	7,913		106,272
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	10,555		420,511
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	41,058		1,117,188
Vale S.A.ADR (Metals & Mining)	60,896		915,876
Woori Financial Group, Inc.ADR (Banks)	3,909		224,377
XPeng, Inc.*ADR(a) (Automobiles)	12,779		169,194
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	6,853		153,370
TOTAL COMMON STOCKS (Cost $15,435,028)		30,597,336

Preferred Stocks (1.7%)

Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	38,303	560,756
TOTAL PREFERRED STOCKS (Cost $176,609)		560,756

Repurchase Agreements(b)(c) (0.8%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $249,024	$249,000		$249,000
TOTAL REPURCHASE AGREEMENTS (Cost $249,000)			249,000

Collateral for Securities Loaned(d) (13.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(e)	4,362,558		$4,362,558
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,362,558)		4,362,558
TOTAL INVESTMENT SECURITIES (Cost $20,223,195)—109.6%			35,769,650
Net other assets (liabilities)—(9.6)%			(3,141,956)
NET ASSETS—100.0%			$32,627,694
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $4,336,016.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $249,000.

See accompanying notes to financial statements.

26  ::  ProFund VP Emerging Markets  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
ADR
American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International		7/27/26		4.38%	$686,938	$9,039
S&P Emerging 50 ADR Index (USD)	UBS AG		7/27/26		4.43%	811,675	10,616
						$1,498,613	$19,655
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of June 30, 2026:

Value		% of Net Assets
Aerospace & Defense	$192,804		0.6%
Air Freight & Logistics	153,370		0.5%
Automobiles	456,194		1.4%
Banks	5,790,227		17.8%
Beverages	603,234		1.8%
Biotechnology	358,207		1.1%
Broadline Retail	5,632,760		17.2%
Chemicals	284,696		0.9%
Construction Materials	315,432		1.0%
Diversified Consumer Services	109,312		0.3%
Diversified Telecommunication Services	398,432		1.2%
Electric Utilities	205,656		0.6%
Entertainment	767,046		2.3%
Ground Transportation	115,710		0.4%
Hotels, Restaurants & Leisure	545,337		1.7%
Interactive Media & Services	545,278		1.7%
IT Services	627,942		1.9%
Metals & Mining	1,949,919		5.9%
Oil, Gas & Consumable Fuels	1,082,853		3.3%
Pharmaceuticals	153,304		0.5%
Real Estate Management & Development	163,739		0.5%
Semiconductors & Semiconductor Equipment	9,777,175		30.0%
Transportation Infrastructure	179,490		0.6%
Water Utilities	237,009		0.7%
Wireless Telecommunication Services	512,966		1.5%
Other**	1,469,602		4.6%
Total	$32,627,694		100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2026:

	Value		% of Net Assets
Brazil		$3,952,285		12.1%
Chile		344,011		1.1%
China		8,846,953		27.1%
Colombia		151,711		0.5%
India		3,821,763		11.7%
Indonesia		106,272		0.3%
Mexico		1,273,248		3.9%
South Africa		872,106		2.6%
South Korea		1,720,408		5.2%
Taiwan		10,069,335		30.9%
Other**	1,469,602			4.6%
Total	$32,627,694			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Energy  ::  27

Common Stocks (97.6%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	8,573		$279,223
Baker Hughes Co. (Energy Equipment & Services)	24,062		1,335,441
Chevron Corp. (Oil, Gas & Consumable Fuels)	30,309		5,024,020
ConocoPhillips (Oil, Gas & Consumable Fuels)	19,724		2,050,507
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	27,964		1,155,472
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,708		827,572
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,969		1,552,738
EQT Corp. (Oil, Gas & Consumable Fuels)	15,165		806,323
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	5,802		529,084
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	51,777		7,078,952
Halliburton Co. (Energy Equipment & Services)	20,262		687,895
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	47,486		1,518,127
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,092		1,557,542
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,610		855,318
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15,281		1,328,530
Phillips 66 (Oil, Gas & Consumable Fuels)	9,073		1,533,791
SLB, Ltd. (Energy Equipment & Services)	34,047		1,582,845
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,206		1,395,937
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	1,405		614,884

Common Stocks, continued

	Shares	Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	21,116		$1,569,763
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	5,929		1,544,149
TOTAL COMMON STOCKS (Cost $9,181,242)		34,828,113

Repurchase Agreements(a) (0.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $306,030		$306,000		$306,000
TOTAL REPURCHASE AGREEMENTS (Cost $306,000)			306,000
TOTAL INVESTMENT SECURITIES (Cost $9,487,242)—98.5%				35,134,113
Net other assets (liabilities)—1.5%				518,733
NET ASSETS—100.0%				$35,652,846
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$818,874	$(23,585)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Energy Equipment & Services		$3,606,181		10.1%
Oil, Gas & Consumable Fuels		31,221,932		87.5%
Other**	824,733			2.4%
Total	$35,652,846			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

28  ::  ProFund VP Europe 30  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (100.6%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR(a) (Beverages)	8,151		$671,642
ArcelorMittal SAADR(a) (Metals & Mining)	7,483		450,627
Argenx SE*ADR (Biotechnology)	401		372,036
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	4,543		1,610,811
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	668		1,328,945
AstraZeneca plc (Pharmaceuticals)	2,539		481,445
Barclays PLCADR (Banks)	17,494		469,889
BioNTech SE*ADR (Biotechnology)	3,340		310,787
BP PLCADR (Oil, Gas & Consumable Fuels)	12,961		478,909
British American Tobacco PLCADR (Tobacco)	9,086		561,151
Diageo PLCADR(a) (Beverages)	4,276		343,705
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	16,569		520,267
GSK PLCADR (Pharmaceuticals)	9,487		497,309
Haleon PLCADR(a) (Personal Care Products)	35,676		332,857
HSBC Holdings PLCADR (Banks)	10,289		978,380
ING Groep N.V.ADR (Banks)	15,633		490,564
National Grid PLCADR (Multi-Utilities)	5,478		453,962
Nokia OyjADR (Communications Equipment)	46,767		621,066
Novo Nordisk A/SADR (Pharmaceuticals)	14,164		679,022
RELX PLCADR(a) (Professional Services)	10,155		321,609
Rio Tinto PLCADR (Metals & Mining)	6,815		646,948
Ryanair Holdings PLCADR (Passenger Airlines)	4,677		302,836
Sanofi S.A.ADR (Pharmaceuticals)	10,422		444,603
SAP SEADR(a) (Software)	3,073		473,580
Shell PLCADR (Oil, Gas & Consumable Fuels)	9,353		725,232
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	34,340		382,891
Tenaris S.A.ADR (Energy Equipment & Services)	8,017		444,863
TotalEnergies S.E. (Oil, Gas & Consumable Fuels)	8,418		654,584
Unilever PLCADR (Household Products)	8,552		514,146
Vodafone Group PLCADR (Wireless Telecommunication Services)	25,120		332,212
TOTAL COMMON STOCKS (Cost $7,788,344)		16,896,878

Collateral for Securities Loaned(b) (19.0%)

Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(c)	3,198,540	3,198,540
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,198,540)		3,198,540
TOTAL INVESTMENT SECURITIES (Cost $10,986,884)—119.6%		20,095,418
Net other assets (liabilities)—(19.6)%		(3,297,127)
NET ASSETS—100.0%		$16,798,291
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $3,103,896.
(b)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
ADR
American Depositary Receipt

ProFund VP Europe 30 invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Banks		$1,938,833		11.5%
Beverages		1,015,347		6.0%
Biotechnology		682,823		4.1%
Communications Equipment		1,003,957		6.0%
Energy Equipment & Services		444,863		2.6%
Household Products		514,146		3.1%
Metals & Mining		1,097,575		6.6%
Multi-Utilities		453,962		2.7%
Oil, Gas & Consumable Fuels		2,378,992		14.2%
Passenger Airlines		302,836		1.8%
Personal Care Products		332,857		2.0%
Pharmaceuticals		2,102,379		12.5%
Professional Services		321,609		1.9%
Semiconductors & Semiconductor Equipment		2,939,756		17.5%
Software		473,580		2.8%
Tobacco		561,151		3.3%
Wireless Telecommunication Services		332,212		2.0%
Other**	(98,587)			(0.6)%
Total	$16,798,291			100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2026:

	Value		% of Net Assets
Belgium		$671,642		4.0%
Denmark		679,022		4.0%
Finland		621,066		3.7%
France		1,099,187		6.5%
Germany		784,367		4.7%
Ireland		302,836		1.8%
Luxembourg		895,490		5.3%
Netherlands		2,191,545		13.0%
Norway		520,267		3.1%
Sweden		382,891		2.3%
United Kingdom		8,748,565		52.2%
Other**	(98,587)			(0.6)%
Total	$16,798,291			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Falling U.S. Dollar  ::  29

Repurchase Agreements(a)(b) (105.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $352,034		$352,000		$352,000
TOTAL REPURCHASE AGREEMENTS (Cost $352,000)				352,000
TOTAL INVESTMENT SECURITIES (Cost $352,000)—105.7%				352,000
Net other assets (liabilities)—(5.7)%				(18,908)
NET ASSETS—100.0%				$333,092
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contracts counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $12,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of June 30, 2026, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$3,526	British pound	2,641	7/17/26	$3,503	$23
U.S. dollar	2,337	Canadian dollar	3,285	7/17/26	2,318	19
U.S. dollar	17,003	Euro	14,741	7/17/26	16,853	150
U.S. dollar	3,270	Japanese yen	525,721	7/17/26	3,239	31
U.S. dollar	1,287	Swedish krona	12,225	7/17/26	1,263	24
U.S. dollar	1,017	Swiss franc	811	7/17/26	1,006	11
Total Short Contracts	$28,440				$28,182	$258
Long:
British pound	18,988	U.S. dollar	$25,452	7/17/26	$25,182	$(270)
Canadian dollar	32,001	U.S. dollar	23,015	7/17/26	22,584	(431)
Euro	120,126	U.S. dollar	139,041	7/17/26	137,343	(1,698)
Japanese yen	5,051,245	U.S. dollar	31,575	7/17/26	31,114	(461)
Swedish krona	97,749	U.S. dollar	10,336	7/17/26	10,093	(243)
Swiss franc	8,133	U.S. dollar	10,235	7/17/26	10,088	(147)
Total Long Contracts			$239,654		$236,404	$(3,250)

As of June 30, 2026, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value		Unrealized Appreciation/ (Depreciation)
Long:
British pound	13,542	U.S. dollar	$18,128	7/17/26		$17,959	$(169)
Canadian dollar	14,260	U.S. dollar	10,234	7/17/26		10,064	(170)
Euro	62,430	U.S. dollar	72,153	7/17/26		71,378	(775)
Japanese yen	2,824,335	U.S. dollar	17,649	7/17/26		17,397	(252)
Swedish krona	49,982	U.S. dollar	5,263	7/17/26		5,161	(102)
Swiss franc	2,344	U.S. dollar	2,942	7/17/26	2,907		(35)
Total Long Contracts			$126,369			$124,866	$(1,503)
				Total unrealized appreciation			$258
				Total unrealized (depreciation)			(4,753)
				Total net unrealized appreciation/(depreciation)			$(4,495)

See accompanying notes to financial statements.

30  ::  ProFund VP Financials  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (97.2%)

	Shares		Value
Aflac, Inc. (Insurance)	1,588		$186,193
Allstate Corp. (Insurance)	892		212,242
American Express Co. (Consumer Finance)	1,845		624,072
American International Group, Inc. (Insurance)	1,838		136,986
Ameriprise Financial, Inc. (Capital Markets)	312		143,133
Aon PLC†—Class A (Insurance)	740		245,451
Apollo Global Management, Inc. (Financial Services)	1,599		189,178
Arch Capital Group, Ltd.*† (Insurance)	1,206		117,054
Ares Management Corporation—Class A (Capital Markets)	731		81,368
Arthur J. Gallagher & Co. (Insurance)	890		204,317
Assurant, Inc. (Insurance)	172		46,187
Bank of America Corp. (Banks)	22,628		1,289,342
Berkshire Hathaway, Inc.*—Class B (Financial Services)	6,354		3,179,479
BlackRock, Inc. (Capital Markets)	500		480,780
Blackstone, Inc. (Capital Markets)	2,575		303,000
Block, Inc.* (Financial Services)	1,855		140,980
Brown & Brown, Inc. (Insurance)	1,010		64,792
Capital One Financial Corp. (Consumer Finance)	2,157		432,737
Cboe Global Markets, Inc. (Capital Markets)	363		88,089
Chubb, Ltd. (Insurance)	1,250		425,925
Cincinnati Financial Corp. (Insurance)	536		99,235
Citigroup, Inc. (Banks)	5,911		827,304
Citizens Financial Group, Inc. (Banks)	1,466		102,723
CME Group, Inc. (Capital Markets)	1,256		277,362
Coinbase Global, Inc.*—Class A (Capital Markets)	771		112,712
Corpay, Inc.* (Software)	227		75,652
Erie Indemnity Co.—Class A (Insurance)	88		21,098
Everest Group, Ltd. (Insurance)	137		48,941
FactSet Research Systems, Inc. (Capital Markets)	126		28,990
Fidelity National Information Services, Inc. (Financial Services)	1,791		69,634
Fifth Third Bancorp (Banks)	3,141		177,058
First Horizon Corp. (Banks)	—	(a)	10
Fiserv, Inc.* (Financial Services)	1,848		90,644
Franklin Resources, Inc. (Capital Markets)	1,063		35,366
Global Payments, Inc. (Financial Services)	806		58,483
Globe Life, Inc. (Insurance)	269		48,065
Huntington Bancshares, Inc. (Banks)	7,026		124,571
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,544		134,390
Intercontinental Exchange, Inc. (Capital Markets)	1,960		241,296
Invesco, Ltd. (Capital Markets)	1,536		40,535
Jack Henry & Associates, Inc. (Financial Services)	246		33,884
JPMorgan Chase & Co. (Banks)	9,287		3,039,913
KeyCorp (Banks)	3,194		73,622
KKR & Co., Inc. (Capital Markets)	2,396		219,905
Loews Corp. (Insurance)	585		66,228
M&T Bank Corp. (Banks)	508		120,909
Marsh & McLennan Cos., Inc. (Insurance)	1,670		278,339
MasterCard, Inc.—Class A (Financial Services)	2,797		1,436,539
MetLife, Inc. (Insurance)	1,873		158,475
Moody’s Corp. (Capital Markets)	521		235,971

Common Stocks, continued

	Shares	Value
Morgan Stanley (Capital Markets)	4,155		$868,562
MSCI, Inc. (Capital Markets)	252		141,130
Nasdaq, Inc. (Capital Markets)	1,548		122,013
Northern Trust Corp. (Capital Markets)	641		111,431
PayPal Holdings, Inc. (Financial Services)	3,057		132,001
PNC Financial Services Group, Inc. (Banks)	1,392		342,738
Principal Financial Group, Inc. (Insurance)	682		73,506
Prudential Financial, Inc. (Insurance)	1,203		129,840
Raymond James Financial, Inc. (Capital Markets)	601		91,370
Regions Financial Corp. (Banks)	2,958		89,332
Robinhood Markets, Inc.*—Class A (Capital Markets)	2,742		274,968
S&P Global, Inc. (Capital Markets)	1,051		428,030
State Street Corp. (Capital Markets)	959		162,646
Synchrony Financial (Consumer Finance)	1,166		88,674
T. Rowe Price Group, Inc. (Capital Markets)	743		84,472
The Bank of New York Mellon Corp. (Capital Markets)	2,379		344,027
The Charles Schwab Corp. (Capital Markets)	5,666		522,802
The Goldman Sachs Group, Inc. (Capital Markets)	1,022		1,033,621
The Hartford Financial Services Group, Inc. (Insurance)	950		125,894
The Progressive Corp. (Insurance)	2,025		442,361
The Travelers Cos., Inc. (Insurance)	737		243,298
Truist Financial Corp. (Banks)	4,319		215,173
U.S. Bancorp (Banks)	5,380		324,952
Visa, Inc.—Class A (Financial Services)	5,752		1,973,454
W.R. Berkley Corp. (Insurance)	1,019		71,870
Wells Fargo & Co. (Banks)	10,606		876,480
Willis Towers Watson PLC (Insurance)	327		85,468
TOTAL COMMON STOCKS (Cost $4,268,990)		26,269,272

Repurchase Agreements(b) (1.0%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $260,025		$260,000		$260,000
TOTAL REPURCHASE AGREEMENTS (Cost $260,000)			260,000
TOTAL INVESTMENT SECURITIES (Cost $4,528,990)—98.2%				26,529,272
Net other assets (liabilities)—1.8%				481,973
NET ASSETS—100.0%				$27,011,245
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Financials  ::  31

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$706,141	$(2,624)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Banks		$7,604,127		28.1%
Capital Markets		6,607,969		24.5%
Consumer Finance		1,145,483		4.2%
Financial Services		7,304,276		27.0%
Insurance		3,531,765		13.1%
Software		75,652		0.3%
Other**	741,973			2.8%
Total	$27,011,245			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

32  ::  ProFund VP Government Money Market  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

U.S. Treasury Obligations (48.4%)

	Principal Amount		Value
U.S. Treasury Bills 3.61%(a), 7/21/26		$3,000,000		$2,993,954
3.61%(a), 9/1/26		3,000,000		2,981,374
3.69%(a), 9/17/26		3,000,000		2,976,129
3.69%(a), 9/24/26		1,500,000		1,487,266
3.70%(a), 10/6/26		2,000,000		1,980,142
3.78%(a), 12/3/26		2,500,000		2,459,662
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,878,527)			14,878,527

Repurchase Agreements(b) (52.7%)

Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $16,234,583	16,233,000	16,233,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,233,000)		16,233,000
TOTAL INVESTMENT SECURITIES (Cost $31,111,527)—101.1%		31,111,527
Net other assets (liabilities)—(1.1)%		(329,141)
NET ASSETS—100.0%		$30,782,386
(a)
Reflects the effective yield or interest rate in effect at June 30, 2026.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Health Care  ::  33

Common Stocks (96.9%)

	Shares		Value
Abbott Laboratories (Health Care Equipment & Supplies)		9,300		$843,882
AbbVie, Inc. (Biotechnology)		9,433		2,373,719
Agilent Technologies, Inc. (Life Sciences Tools & Services)		1,509		200,440
Align Technology, Inc.* (Health Care Equipment & Supplies)		356		60,043
Amgen, Inc. (Biotechnology)		2,882		1,043,630
Baxter International, Inc. (Health Care Equipment & Supplies)		2,757		58,779
Becton, Dickinson & Co. (Health Care Equipment & Supplies)		1,471		222,606
Biogen, Inc.* (Biotechnology)		788		170,255
Bio-Techne Corp. (Life Sciences Tools & Services)		836		59,063
Boston Scientific Corp.* (Health Care Equipment & Supplies)		7,936		338,708
Bristol-Myers Squibb Co. (Pharmaceuticals)		10,903		628,231
Cardinal Health, Inc. (Health Care Providers & Services)		1,250		296,950
Cencora, Inc. (Health Care Providers & Services)		1,039		294,016
Centene Corp.* (Health Care Providers & Services)		2,505		160,796
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)		257		58,285
CVS Health Corp. (Health Care Providers & Services)		6,812		704,701
Danaher Corp. (Life Sciences Tools & Services)		3,363		640,584
DaVita, Inc.* (Health Care Providers & Services)		171		38,044
Dexcom, Inc.* (Health Care Equipment & Supplies)		2,060		138,741
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)		3,074		278,074
Elevance Health, Inc. (Health Care Providers & Services)		1,159		448,220
Eli Lilly & Co. (Pharmaceuticals)		4,223		5,065,193
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)		2,429		155,480
Gilead Sciences, Inc. (Biotechnology)		6,628		837,382
HCA Healthcare, Inc. (Health Care Providers & Services)		829		323,219
Henry Schein, Inc.* (Health Care Providers & Services)		517		43,180
Humana, Inc. (Health Care Providers & Services)		641		254,618
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)		421		221,631
Incyte Corp.* (Biotechnology)		896		101,571
Insulet Corp.* (Health Care Equipment & Supplies)		370		56,333
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)		1,891		752,013
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)		891		172,159
Johnson & Johnson (Pharmaceuticals)		12,852		3,264,022
Labcorp Holdings, Inc. (Health Care Providers & Services)		438		122,640
McKesson Corp. (Health Care Providers & Services)		642		485,095
Medtronic PLC (Health Care Equipment & Supplies)		6,855		536,267
Merck & Co., Inc. (Pharmaceuticals)		13,187		1,694,530

Common Stocks, continued

	Shares		Value
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)		108		$137,971
Moderna, Inc.* (Biotechnology)		1,885		132,007
Pfizer, Inc. (Pharmaceuticals)		30,430		732,754
Quest Diagnostics, Inc. (Health Care Providers & Services)		591		125,262
Regeneron Pharmaceuticals, Inc. (Biotechnology)		533		332,347
ResMed, Inc. (Health Care Equipment & Supplies)		774		150,837
Revvity, Inc. (Life Sciences Tools & Services)		596		66,311
Solventum Corp.* (Health Care Equipment & Supplies)		786		60,640
STERIS PLC (Health Care Equipment & Supplies)		524		110,339
Stryker Corp. (Health Care Equipment & Supplies)		1,842		579,935
The Cigna Group (Health Care Providers & Services)		1,412		389,260
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)		1,042		74,722
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		1,984		994,699
UnitedHealth Group, Inc. (Health Care Providers & Services)		4,849		2,015,391
Universal Health Services, Inc.—Class B (Health Care Providers & Services)		285		42,377
Veeva Systems, Inc.*—Class A (Health Care Technology)		802		142,331
Vertex Pharmaceuticals, Inc.* (Biotechnology)		1,355		673,069
Viatris, Inc. (Pharmaceuticals)		6,218		98,742
Waters Corp.* (Life Sciences Tools & Services)		524		196,521
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)		377		135,343
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)		1,033		88,931
Zoetis, Inc. (Pharmaceuticals)		2,238		160,823
TOTAL COMMON STOCKS (Cost $5,284,636)			30,583,712

Repurchase Agreements(a) (3.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $993,097		$993,000		$993,000
TOTAL REPURCHASE AGREEMENTS (Cost $993,000)			993,000
TOTAL INVESTMENT SECURITIES (Cost $6,277,636)—100.0%				31,576,712
Net other assets (liabilities)—NM				(8,566)
NET ASSETS—100.0%				$31,568,146
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM
Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

34  ::  ProFund VP Health Care  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$957,158	$23,425
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. The amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Biotechnology		$5,663,980		17.9%
Health Care Equipment & Supplies		4,727,961		15.0%
Health Care Providers & Services		5,743,769		18.2%
Health Care Technology		142,331		0.5%
Life Sciences Tools & Services		2,661,376		8.4%
Pharmaceuticals		11,644,295		36.9%
Other**	984,434			3.1%
Total	$31,568,146			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Industrials  ::  35

Common Stocks (97.0%)

	Shares		Value
3M Co. (Industrial Conglomerates)		2,188		$354,259
A.O. Smith Corp. (Building Products)		470		29,478
Allegion PLC (Building Products)		361		50,717
AMETEK, Inc. (Electrical Equipment)		962		232,746
Automatic Data Processing, Inc. (Professional Services)		1,677		375,564
Axon Enterprise, Inc.* (Aerospace & Defense)		338		189,486
Broadridge Financial Solutions, Inc. (Professional Services)		485		66,421
Builders FirstSource, Inc.* (Building Products)		451		40,355
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		495		93,228
Carrier Global Corp. (Building Products)		3,276		240,295
Caterpillar, Inc. (Machinery)		1,933		2,058,452
Cintas Corp. (Commercial Services & Supplies)		1,427		242,704
Comfort Systems USA, Inc. (Construction & Engineering)		147		291,347
Copart, Inc.* (Commercial Services & Supplies)		3,719		104,839
CSX Corp. (Ground Transportation)		7,797		370,591
Cummins, Inc. (Machinery)		579		412,949
Deere & Co. (Machinery)		1,054		668,584
Delta Air Lines, Inc. (Passenger Airlines)		2,742		256,817
Dover Corp. (Machinery)		565		126,718
Eaton Corp. PLC (Electrical Equipment)		1,629		694,149
EMCOR Group, Inc. (Construction & Engineering)		186		154,358
Emerson Electric Co. (Electrical Equipment)		2,350		336,403
Equifax, Inc. (Professional Services)		500		79,360
Expeditors International of Washington, Inc. (Air Freight & Logistics)		549		89,476
Fastenal Co. (Trading Companies & Distributors)		4,816		231,312
FedEx Corp. (Air Freight & Logistics)		921		288,393
Fedex Freight Holding Company, Inc.* (Ground Transportation)		456		68,856
Fortive Corp. (Machinery)		1,279		78,134
GE Vernova, Inc. (Electrical Equipment)		1,128		1,325,243
Generac Holdings, Inc.* (Electrical Equipment)		247		72,324
General Dynamics Corp. (Aerospace & Defense)		1,065		377,266
General Electric Co. (Industrial Conglomerates)		4,378		1,636,190
Honeywell Aerospace, Inc.* (Aerospace & Defense)		1,330		293,926
Honeywell International, Inc. (Industrial Conglomerates)		1,330		297,675
Howmet Aerospace, Inc. (Aerospace & Defense)		1,679		451,416
Hubbell, Inc. (Electrical Equipment)		222		116,150
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		165		46,182
IDEX Corp. (Machinery)		311		70,581
Illinois Tool Works, Inc. (Machinery)		1,099		297,247
Ingersoll Rand, Inc. (Machinery)		1,494		122,493
J.B. Hunt Transport Services, Inc. (Ground Transportation)		313		90,592
Jacobs Solutions, Inc. (Professional Services)		495		62,370
Johnson Controls International PLC (Building Products)		2,560		374,042
L3Harris Technologies, Inc. (Aerospace & Defense)		782		227,241
Leidos Holdings, Inc. (Professional Services)		528		54,368
Lennox International, Inc. (Building Products)		133		76,202
Lockheed Martin Corp.—Class B (Aerospace & Defense)		851		433,550
Masco Corp. (Building Products)		846		68,839
Nordson Corp. (Machinery)		222		66,975

Common Stocks, continued

	Shares	Value
Norfolk Southern Corp. (Ground Transportation)	942		$296,344
Northrop Grumman Corp. (Aerospace & Defense)	560		285,214
Old Dominion Freight Line, Inc. (Ground Transportation)	768		166,349
Otis Worldwide Corp. (Machinery)	1,610		115,276
PACCAR, Inc. (Machinery)	2,208		265,225
Parker-Hannifin Corp. (Machinery)	529		517,425
Paychex, Inc. (Professional Services)	1,353		133,040
Pentair PLC (Machinery)	678		51,975
Quanta Services, Inc. (Construction & Engineering)	630		453,625
Republic Services, Inc. (Commercial Services & Supplies)	839		178,774
Rockwell Automation, Inc. (Electrical Equipment)	467		231,202
Rollins, Inc. (Commercial Services & Supplies)	1,232		51,424
RTX Corp. (Aerospace & Defense)	5,651		1,072,164
Snap-on, Inc. (Machinery)	217		87,321
Southwest Airlines Co. (Passenger Airlines)	2,051		105,462
Stanley Black & Decker, Inc. (Machinery)	652		61,366
Textron, Inc. (Aerospace & Defense)	730		66,963
The Boeing Co.* (Aerospace & Defense)	3,308		716,083
Trane Technologies PLC (Building Products)	928		455,797
TransDigm Group, Inc. (Aerospace & Defense)	235		313,029
Uber Technologies, Inc.* (Ground Transportation)	8,541		616,319
Union Pacific Corp. (Ground Transportation)	2,491		677,551
United Airlines Holdings, Inc.* (Passenger Airlines)	1,363		185,354
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,133		336,798
United Rentals, Inc. (Trading Companies & Distributors)	263		297,950
Veralto Corp. (Commercial Services & Supplies)	1,031		91,429
Verisk Analytics, Inc. (Professional Services)	550		98,742
Vertiv Holdings Company—Class A (Electrical Equipment)	1,612		539,730
W.W. Grainger, Inc. (Trading Companies & Distributors)	182		247,593
Wabtec Corp. (Machinery)	712		191,955
Waste Management, Inc. (Commercial Services & Supplies)	1,550		345,464
Xylem, Inc. (Machinery)	997		117,855
TOTAL COMMON STOCKS (Cost $9,579,159)		24,157,661

Repurchase Agreements(a) (0.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $227,022		$227,000		$227,000
TOTAL REPURCHASE AGREEMENTS (Cost $227,000)			227,000
TOTAL INVESTMENT SECURITIES (Cost $9,806,159)—97.9%				24,384,661
Net other assets (liabilities)—2.1%				519,133
NET ASSETS—100.0%				$24,903,794

See accompanying notes to financial statements.

36  ::  ProFund VP Industrials  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$706,637	$15,933
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$4,472,520		18.0%
Air Freight & Logistics		807,895		3.2%
Building Products		1,335,725		5.4%
Commercial Services & Supplies		1,014,634		4.1%
Construction & Engineering		899,330		3.6%
Electrical Equipment		3,547,947		14.2%
Ground Transportation		2,286,602		9.2%
Industrial Conglomerates		2,288,124		9.2%
Machinery		5,310,531		21.3%
Passenger Airlines		547,633		2.2%
Professional Services		869,865		3.5%
Trading Companies & Distributors		776,855		3.1%
Other**	746,133			3.0%
Total	$24,903,794			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP International  ::  37

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $16,019,562		$16,018,000		$16,018,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,018,000)			16,018,000
TOTAL INVESTMENT SECURITIES (Cost $16,018,000)—99.8%				16,018,000
Net other assets (liabilities)—0.2%				28,440
NET ASSETS—100.0%				$16,046,440
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $2,141,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International		7/27/26		4.28%	$7,996,198	$25,761
MSCI EAFE Index	UBS AG		7/27/26		4.43%	8,049,581	25,952
						$16,045,779	$51,713
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

38  ::  ProFund VP Internet  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (96.3%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,806		$258,439
Akamai Technologies, Inc.* (IT Services)	629		74,354
Alphabet, Inc.—Class A (Interactive Media & Services)	1,640		586,087
Alphabet, Inc.—Class C (Interactive Media & Services)	1,322		467,102
Amazon.com, Inc.* (Broadline Retail)	4,418		1,052,987
Arista Networks, Inc.* (Communications Equipment)	3,118		529,686
Atlassian Corp.*—Class A (Software)	693		53,908
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	2,946		525,095
Carvana Co.* (Specialty Retail)	3,104		204,305
Ciena Corp.* (Communications Equipment)	613		300,713
Circle Internet Group Inc* (Software)	249		15,595
Cisco Systems, Inc. (Communications Equipment)	7,678		901,857
Cloudflare, Inc.*—Class A (IT Services)	1,385		339,713
Copart, Inc.* (Commercial Services & Supplies)	3,839		108,222
CoreWeave, Inc.*—Class A (IT Services)	1,144		113,874
Datadog, Inc.*—Class A (Software)	1,432		372,836
DocuSign, Inc.* (Software)	843		37,446
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,642		302,998
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	2,169		54,789
Duolingo, Inc.* (Diversified Consumer Services)	174		20,013
eBay, Inc. (Broadline Retail)	1,924		215,007
F5, Inc.* (Communications Equipment)	245		101,910
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	752		76,832
GoDaddy, Inc.*—Class A (IT Services)	575		48,806
HubSpot, Inc.* (Software)	222		40,517
MARA Holdings, Inc.* (Software)	1,652		22,946
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,843		1,038,144
Netflix, Inc.* (Entertainment)	5,772		412,121
Nutanix, Inc.*—Class A (Software)	1,145		58,349

Common Stocks, continued

	Shares	Value
Okta, Inc.* (IT Services)	725		$98,926
Oracle Corp. (Software)	3,306		484,494
Paycom Software, Inc. (Professional Services)	186		23,376
PayPal Holdings, Inc. (Financial Services)	3,827		165,250
ROBLOX Corp.*—Class A (Entertainment)	2,911		158,300
Salesforce, Inc. (Software)	2,769		433,792
Samsara, Inc.*—Class A (Software)	1,616		52,407
Snowflake, Inc.*—CLASS A (IT Services)	1,498		381,241
Veeva Systems, Inc.*—Class A (Health Care Technology)	651		115,533
VeriSign, Inc. (IT Services)	355		89,304
Workday, Inc.*—Class A (Software)	885		108,342
Zoom Video Communications, Inc.* (Software)	1,153		99,515
TOTAL COMMON STOCKS (Cost $4,018,930)		10,545,131

Repurchase Agreements(a) (3.0%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $325,032		$325,000		$325,000
TOTAL REPURCHASE AGREEMENTS (Cost $325,000)			325,000
TOTAL INVESTMENT SECURITIES (Cost $4,343,930)—99.3%				10,870,131
Net other assets (liabilities)—0.7%				75,845
NET ASSETS—100.0%				$10,945,976
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/23/26		4.38%		$388,150	$4,777
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Internet  ::  39

ProFund VP Internet invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Broadline Retail		$1,267,994		11.6%
Commercial Services & Supplies		108,222		1.0%
Communications Equipment		1,834,166		16.7%
Diversified Consumer Services		20,013		0.2%
Entertainment		570,421		5.2%
Financial Services		165,250		1.5%
Health Care Technology		115,533		1.1%
Hotels, Restaurants & Leisure		1,218,153		11.1%
Interactive Media & Services		2,091,333		19.1%
IT Services		1,146,218		10.5%
Professional Services		23,376		0.2%
Software		1,780,147		16.2%
Specialty Retail		204,305		1.9%
Other**	400,845			3.7%
Total	$10,945,976			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

40  ::  ProFund VP Japan  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a) (89.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $16,350,595		$16,349,000		$16,349,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,349,000)			16,349,000
TOTAL INVESTMENT SECURITIES (Cost $16,349,000)—89.4%				16,349,000
Net other assets (liabilities)—10.6%				1,934,607
NET ASSETS—100.0%				$18,283,607
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Nikkei 225 Index Futures Contracts	50		9/11/26	$17,835,000	$1,384,025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International		7/27/26	4.08%	$329,073	$1,790
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Large-Cap Growth  ::  41

Common Stocks (99.9%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	753		$189,484
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,511		877,755
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	181		25,901
Allegion PLC (Building Products)	42		5,901
Alphabet, Inc.—Class A (Interactive Media & Services)	5,434		1,941,950
Alphabet, Inc.—Class C (Interactive Media & Services)	4,380		1,547,585
Amazon.com, Inc.* (Broadline Retail)	4,808		1,145,938
American Express Co. (Consumer Finance)	335		113,314
Amgen, Inc. (Biotechnology)	340		123,121
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,140		201,004
Apollo Global Management, Inc. (Financial Services)	226		26,738
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,805		1,969,095
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	736		532,128
AppLovin Corp.*—Class A (Software)	250		128,808
Arista Networks, Inc.* (Communications Equipment)	956		162,405
Autodesk, Inc.* (Software)	114		22,164
AutoZone, Inc.* (Specialty Retail)	10		31,959
Axon Enterprise, Inc.* (Aerospace & Defense)	49		27,470
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,699		850,162
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	718		127,977
Boston Scientific Corp.* (Health Care Equipment & Supplies)	922		39,351
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,387		1,657,189
Cadence Design Systems, Inc.* (Software)	161		60,427
Carnival Corp Ltd. (Leisure Facilities & Services)	1,190		33,998
Carvana Co.* (Specialty Retail)	337		22,181
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	34		27,023
Caterpillar, Inc. (Machinery)	426		453,648
Cboe Global Markets, Inc. (Capital Markets)	50		12,134
Ciena Corp.* (Communications Equipment)	131		64,263
Cincinnati Financial Corp. (Insurance)	85		15,737
Cisco Systems, Inc. (Communications Equipment)	1,939		227,756
CME Group, Inc. (Capital Markets)	188		41,516
Coherent Corp.* (Electronic Equipment, Instruments & Components)	182		71,794
Comfort Systems USA, Inc. (Construction & Engineering)	33		65,404
Constellation Energy Corp. (Electric Utilities)	199		49,425
Corning, Inc. (Electronic Equipment, Instruments & Components)	501		127,970
Crowdstrike Holdings, Inc.*—Class A (Software)	236		180,101
Cummins, Inc. (Machinery)	86		61,336
Datadog, Inc.*—Class A (Software)	307		79,931
Dexcom, Inc.* (Health Care Equipment & Supplies)	182		12,258
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	350		64,586

Common Stocks, continued

	Shares		Value
eBay, Inc. (Broadline Retail)	304		$33,972
EchoStar Corp.*—Class A (Media)	125		12,687
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	245		22,163
Electronic Arts, Inc. (Entertainment)	98		20,094
Eli Lilly & Co. (Pharmaceuticals)	733		879,182
EMCOR Group, Inc. (Construction & Engineering)	41		34,025
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	106		27,123
Fair Isaac Corp.* (Software)	11		13,143
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	100		23,596
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	340		55,104
Fortinet, Inc.* (Software)	363		55,764
Fox Corp.—Class A (Media)	121		6,311
Fox Corp.—Class B (Media)	84		3,935
GE Vernova, Inc. (Electrical Equipment)	249		292,540
General Dynamics Corp. (Aerospace & Defense)	125		44,280
General Electric Co. (Industrial Conglomerates)	503		187,986
Gilead Sciences, Inc. (Biotechnology)	620		78,331
HCA Healthcare, Inc. (Health Care Providers & Services)	144		56,144
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	211		69,727
Howmet Aerospace, Inc. (Aerospace & Defense)	370		99,478
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	73		38,430
Incyte Corp.* (Biotechnology)	155		17,571
Insulet Corp.* (Health Care Equipment & Supplies)	64		9,744
Interactive Brokers Group, Inc.—Class A (Capital Markets)	411		35,773
International Business Machines Corp. (IT Services)	453		127,388
Intuit, Inc. (Software)	144		37,584
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	329		130,836
Jabil, Inc. (Electronic Equipment, Instruments & Components)	60		23,129
Johnson & Johnson (Pharmaceuticals)	1,316		334,225
Johnson Controls International PLC (Building Products)	373		54,499
JPMorgan Chase & Co. (Banks)	1,688		552,533
KKR & Co., Inc. (Capital Markets)	344		31,572
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,210		365,069
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,159		502,229
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	276		12,748
Live Nation Entertainment, Inc.* (Entertainment)	78		14,283
Lumentum Holdings, Inc.* (Communications Equipment)	72		61,780
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	203		75,349
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	381		113,496

See accompanying notes to financial statements.

42  ::  ProFund VP Large-Cap Growth  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
MasterCard, Inc.—Class A (Financial Services)	501		$257,314
McDonald’s Corp. (Hotels, Restaurants & Leisure)	290		78,390
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,035		1,146,295
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9		11,498
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,044		1,205,079
Microsoft Corp. (Software)	6,884		2,567,869
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	46		63,589
Monster Beverage Corp.* (Beverages)	661		63,535
Moody’s Corp. (Capital Markets)	67		30,346
Morgan Stanley (Capital Markets)	678		141,729
MSCI, Inc. (Capital Markets)	35		19,601
Netflix, Inc.* (Entertainment)	3,901		278,531
Newmont Corp. (Metals & Mining)	989		92,373
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	237		5,003
NRG Energy, Inc. (Electric Utilities)	144		21,033
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	22,445		4,491,019
Oracle Corp. (Software)	817		119,731
O’Reilly Automotive, Inc.* (Specialty Retail)	767		70,633
Palantir Technologies, Inc.*—Class A (Software)	2,127		248,157
Palo Alto Networks, Inc.* (Software)	421		143,569
Parker-Hannifin Corp. (Machinery)	66		64,556
Philip Morris International, Inc. (Tobacco)	809		146,356
Quanta Services, Inc. (Construction & Engineering)	139		100,086
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	36		14,451
ResMed, Inc. (Health Care Equipment & Supplies)	74		14,421
Robinhood Markets, Inc.*—Class A (Capital Markets)	732		73,405
Rockwell Automation, Inc. (Electrical Equipment)	57		28,220
Rollins, Inc. (Commercial Services & Supplies)	272		11,353
Ross Stores, Inc. (Specialty Retail)	144		30,650
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	231		73,349
RTX Corp. (Aerospace & Defense)	1,248		236,783
S&P Global, Inc. (Capital Markets)	124		50,500
Sandisk Corp.* (Semiconductors)	138		313,775
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	133		128,345
ServiceNow, Inc.* (Software)	582		57,781
Simon Property Group, Inc. 144A (Retail REITs)	123		27,509
STERIS PLC (Health Care Equipment & Supplies)	46		9,686
Stryker Corp. (Health Care Equipment & Supplies)	134		42,189
Take-Two Interactive Software, Inc.* (Entertainment)	84		20,998
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	187		27,373
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	187		37,701

Common Stocks, continued

	Shares	Value
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	84		$40,643
Tesla, Inc.* (Automobiles)	1,618		680,531
The Bank of New York Mellon Corp. (Capital Markets)	400		57,844
The Boeing Co.* (Aerospace & Defense)	321		69,487
The Coca-Cola Co. (Beverages)	1,506		122,393
The Goldman Sachs Group, Inc. (Capital Markets)	178		180,025
The Progressive Corp. (Insurance)	303		66,190
The TJX Cos., Inc. (Specialty Retail)	563		85,296
TKO Group Holdings, Inc. (Entertainment)	58		11,676
Trane Technologies PLC (Building Products)	109		53,536
TransDigm Group, Inc. (Aerospace & Defense)	52		69,266
Uber Technologies, Inc.* (Ground Transportation)	1,885		136,022
Ulta Beauty, Inc.* (Specialty Retail)	40		18,039
United Rentals, Inc. (Trading Companies & Distributors)	33		37,385
Veeva Systems, Inc.*—Class A (Health Care Technology)	86		15,262
Ventas, Inc. (Health Care REITs)	234		20,779
VeriSign, Inc. (IT Services)	76		19,119
Verisk Analytics, Inc. (Professional Services)	64		11,490
Vertiv Holdings Company—Class A (Electrical Equipment)	355		118,861
Visa, Inc.—Class A (Financial Services)	846		290,254
Vistra Corp. (Independent Power/Renewable Electricity Producers)	293		46,479
W.R. Berkley Corp. (Insurance)	155		10,932
Welltower, Inc. (Health Care REITs)	654		148,439
Workday, Inc.*—Class A (Software)	82		10,038
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	77		7,476
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	124		19,823
TOTAL COMMON STOCKS (Cost $10,601,085)		32,884,776

Repurchase Agreements(c) (0.2%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $63,006	$63,000		$63,000
TOTAL REPURCHASE AGREEMENTS (Cost $63,000)		63,000
TOTAL INVESTMENT SECURITIES (Cost $10,664,085)—100.1%			32,947,776
Net other assets (liabilities)—(0.1)%			(47,421)
NET ASSETS—100.0%			$32,900,355
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
Amount is less than $0.50.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Large-Cap Growth  ::  43

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$546,764		1.7%
Automobiles		680,531		2.1%
Banks		552,533		1.7%
Beverages		185,928		0.6%
Biotechnology		408,507		1.2%
Broadline Retail		1,179,910		3.6%
Building Products		113,936		0.3%
Capital Markets		674,445		2.0%
Commercial Services & Supplies		11,353		NM
Communications Equipment		516,204		1.6%
Construction & Engineering		199,515		0.6%
Consumer Finance		113,314		0.3%
Consumer Staples Distribution & Retail		27,023		0.1%
Electric Utilities		70,458		0.3%
Electrical Equipment		439,621		1.3%
Electronic Equipment, Instruments & Components		516,702		1.6%
Entertainment		345,582		1.0%
Financial Services		1,424,468		4.4%
Ground Transportation		136,022		0.4%
Health Care Equipment & Supplies		319,078		1.0%
Health Care Providers & Services		56,144		0.2%
Health Care REITs		169,218		0.5%
Health Care Technology		15,262		NM
Hotels, Restaurants & Leisure		587,452		1.8%
Independent Power/Renewable Electricity Producers		46,479		0.1%
Industrial Conglomerates		187,986		0.6%
Insurance		92,859		0.3%

	Value		% of Net Assets
Interactive Media & Services		$4,635,830		14.0%
IT Services		146,507		0.4%
Leisure Facilities & Services		33,998		0.1%
Life Sciences Tools & Services		11,498		NM
Machinery		579,540		1.9%
Media		22,933		0.1%
Metals & Mining		92,373		0.3%
Pharmaceuticals		1,213,407		3.8%
Professional Services		11,490		NM
Retail REITs		27,509		0.1%
Semiconductors		313,775		1.0%
Semiconductors & Semiconductor Equipment		9,871,792		29.9%
Software		3,725,067		11.2%
Specialty Retail		258,758		0.8%
Technology Hardware, Storage & Peripherals		2,097,440		6.4%
Textiles, Apparel & Luxury Goods		41,824		0.1%
Tobacco		146,356		0.4%
Trading Companies & Distributors		37,385		0.1%
Other**	15,579			0.1%
Total	$32,900,355			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

44  ::  ProFund VP Large-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	306		$49,544
A.O. Smith Corp. (Building Products)	66		4,140
Abbott Laboratories (Health Care Equipment & Supplies)	1,022		92,736
AbbVie, Inc. (Biotechnology)	559		140,667
Accenture PLC—Class A (IT Services)	360		44,798
Adobe, Inc.* (Software)	237		48,590
Aflac, Inc. (Insurance)	268		31,423
Agilent Technologies, Inc. (Life Sciences Tools & Services)	166		22,050
Air Products & Chemicals, Inc. (Chemicals)	131		38,407
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	130		18,603
Akamai Technologies, Inc.* (IT Services)	85		10,048
Albemarle Corp. (Chemicals)	69		9,317
Alexandria Real Estate Equities, Inc. (Office REITs)	92		4,862
Align Technology, Inc.* (Health Care Equipment & Supplies)	39		6,578
Allegion PLC (Building Products)	24		3,372
Alliant Energy Corp. (Electric Utilities)	151		11,520
Allstate Corp. (Insurance)	151		35,929
Altria Group, Inc. (Tobacco)	980		70,511
Amazon.com, Inc.* (Broadline Retail)	2,698		643,042
Amcor plc (Containers & Packaging)	271		11,748
Ameren Corp. (Multi-Utilities)	162		18,312
American Electric Power Co., Inc. (Electric Utilities)	319		43,642
American Express Co. (Consumer Finance)	100		33,825
American International Group, Inc. (Insurance)	310		23,104
American Tower Corp.—Class A (Specialized REITs)	273		44,654
American Water Works Co., Inc. (Water Utilities)	115		15,132
Ameriprise Financial, Inc. (Capital Markets)	53		24,314
AMETEK, Inc. (Electrical Equipment)	135		32,662
Amgen, Inc. (Biotechnology)	101		36,574
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	287		113,988
Aon PLC†—Class A (Insurance)	125		41,461
APA Corp. (Oil, Gas & Consumable Fuels)	207		6,742
Apollo Global Management, Inc. (Financial Services)	127		15,025
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,309		1,246,852
Aptiv PLC* (Automobile Components)	124		7,611
Arch Capital Group, Ltd.*† (Insurance)	204		19,800
Archer-Daniels-Midland Co. (Food Products)	282		21,545
Ares Management Corporation—Class A (Capital Markets)	124		13,802
Arthur J. Gallagher & Co. (Insurance)	150		34,436
Assurant, Inc. (Insurance)	29		7,787
AT&T, Inc. (Diversified Telecommunication Services)	4,074		84,332
Atmos Energy Corp. (Gas Utilities)	98		16,882
Autodesk, Inc.* (Software)	52		10,110
Automatic Data Processing, Inc. (Professional Services)	235		52,628
AutoZone, Inc.* (Specialty Retail)	3		9,588
AvalonBay Communities, Inc. (Residential REITs)	82		15,473
Avery Dennison Corp. (Containers & Packaging)	45		7,306

Common Stocks, continued

	Shares	Value
Axon Enterprise, Inc.* (Aerospace & Defense)	16		$8,970
Baker Hughes Co. (Energy Equipment & Services)	582		32,301
Ball Corp. (Containers & Packaging)	156		9,734
Bank of America Corp. (Banks)	3,829		218,177
Baxter International, Inc. (Health Care Equipment & Supplies)	302		6,439
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	161		24,364
Best Buy Co., Inc. (Specialty Retail)	115		8,726
Biogen, Inc.* (Biotechnology)	86		18,581
Bio-Techne Corp. (Life Sciences Tools & Services)	92		6,500
BlackRock, Inc. (Capital Markets)	85		81,733
Blackstone, Inc. (Capital Markets)	435		51,186
Block, Inc.* (Financial Services)	313		23,788
Boston Properties, Inc. (Office REITs)	87		5,769
Boston Scientific Corp.* (Health Care Equipment & Supplies)	288		12,292
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,198		69,029
Broadridge Financial Solutions, Inc. (Professional Services)	68		9,313
Brown & Brown, Inc. (Insurance)	171		10,970
Brown-Forman Corp.—Class B (Beverages)	98		2,612
Builders FirstSource, Inc.* (Building Products)	63		5,637
Bunge Global SA (Food Products)	80		8,538
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	69		12,995
Cadence Design Systems, Inc.* (Software)	60		22,519
Camden Property Trust (Residential REITs)	59		6,755
Capital One Financial Corp. (Consumer Finance)	365		73,226
Cardinal Health, Inc. (Health Care Providers & Services)	138		32,783
Carrier Global Corp. (Building Products)	458		33,594
Carvana Co.* (Specialty Retail)	205		13,493
Cboe Global Markets, Inc. (Capital Markets)	30		7,280
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	172		23,167
CDW Corp. (Electronic Equipment, Instruments & Components)	75		10,548
Cencora, Inc. (Health Care Providers & Services)	114		32,260
Centene Corp.* (Health Care Providers & Services)	275		17,652
CenterPoint Energy, Inc. (Multi-Utilities)	383		16,867
CF Industries Holdings, Inc. (Chemicals)	90		9,743
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	28		6,350
Charter Communications, Inc.*—Class A (Media)	49		6,968
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,098		182,004
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	752		25,568
Chubb, Ltd. (Insurance)	211		71,895
Church & Dwight Co., Inc. (Household Products)	139		13,466
Cincinnati Financial Corp. (Insurance)	37		6,850
Cintas Corp. (Commercial Services & Supplies)	199		33,846
Cisco Systems, Inc. (Communications Equipment)	1,089		127,914
Citigroup, Inc. (Banks)	1,000		139,960
Citizens Financial Group, Inc. (Banks)	248		17,377
CME Group, Inc. (Capital Markets)	93		20,537

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Large-Cap Value  ::  45

Common Stocks, continued

	Shares	Value
CMS Energy Corp. (Multi-Utilities)	181		$13,847
Cognizant Technology Solutions Corp.— Class A (IT Services)	278		10,767
Coinbase Global, Inc.*—Class A (Capital Markets)	131		19,151
Colgate-Palmolive Co. (Household Products)	470		43,090
Comcast Corp.—Class A (Media)	2,089		51,285
ConocoPhillips (Oil, Gas & Consumable Fuels)	714		74,227
Consolidated Edison, Inc. (Multi-Utilities)	216		23,896
Constellation Brands, Inc.—Class A (Beverages)	82		11,405
Constellation Energy Corp. (Electric Utilities)	62		15,399
Copart, Inc.* (Commercial Services & Supplies)	519		14,631
Corning, Inc. (Electronic Equipment, Instruments & Components)	142		36,271
Corpay, Inc.* (Software)	38		12,664
Corteva, Inc. (Chemicals)	392		33,198
CoStar Group, Inc.* (Real Estate Management & Development)	239		6,768
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	260		243,222
CRH plc (Construction Materials)	392		41,943
Crown Castle International Corp. (Specialized REITs)	256		19,387
CSX Corp. (Ground Transportation)	1,090		51,808
Cummins, Inc. (Machinery)	27		19,257
CVS Health Corp. (Health Care Providers & Services)	749		77,484
D.R. Horton, Inc. (Household Durables)	154		25,083
Danaher Corp. (Life Sciences Tools & Services)	369		70,287
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	67		13,803
DaVita, Inc.* (Health Care Providers & Services)	19		4,227
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	84		8,340
Deere & Co. (Machinery)	147		93,246
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	169		72,917
Delta Air Lines, Inc. (Passenger Airlines)	383		35,871
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	676		27,932
Dexcom, Inc.* (Health Care Equipment & Supplies)	111		7,476
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	114		20,039
Digital Realty Trust, Inc. (Specialized REITs)	194		34,839
Dollar General Corp. (Consumer Staples Distribution & Retail)	129		14,849
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	106		12,821
Dominion Energy, Inc. (Multi-Utilities)	516		35,238
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	18		5,329
Dover Corp. (Machinery)	79		17,718
Dow, Inc. (Chemicals)	422		11,546
DTE Energy Co. (Multi-Utilities)	122		18,589
Duke Energy Corp. (Electric Utilities)	457		57,847
DuPont de Nemours, Inc. (Chemicals)	80		10,896
Eaton Corp. PLC (Electrical Equipment)	228		97,156
eBay, Inc. (Broadline Retail)	68		7,599
Ecolab, Inc. (Chemicals)	148		41,234
Edison International (Electric Utilities)	226		16,826

Common Stocks, continued

	Shares		Value
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	183		$16,554
Electronic Arts, Inc. (Entertainment)	70		14,353
Elevance Health, Inc. (Health Care Providers & Services)	128		49,501
Emerson Electric Co. (Electrical Equipment)	328		46,953
Entergy Corp. (Electric Utilities)	268		30,782
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	312		40,476
EQT Corp. (Oil, Gas & Consumable Fuels)	367		19,513
Equifax, Inc. (Professional Services)	70		11,110
Equinix, Inc. (Specialized REITs)	58		60,458
Equity Residential (Residential REITs)	200		13,586
Erie Indemnity Co.—Class A (Insurance)	15		3,596
Essex Property Trust, Inc. (Residential REITs)	37		10,789
Everest Group, Ltd. (Insurance)	24		8,574
Evergy, Inc. (Electric Utilities)	136		11,754
Eversource Energy (Electric Utilities)	221		15,972
Exelon Corp. (Electric Utilities)	600		27,972
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	141		12,858
Expeditors International of Washington, Inc. (Air Freight & Logistics)	77		12,549
Extra Space Storage, Inc. (Specialized REITs)	124		18,017
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,430		332,229
F5, Inc.* (Communications Equipment)	33		13,727
FactSet Research Systems, Inc. (Capital Markets)	22		5,062
Fair Isaac Corp.* (Software)	7		8,363
Fastenal Co. (Trading Companies & Distributors)	674		32,372
Federal Realty Investment Trust (Retail REITs)	46		5,678
FedEx Corp. (Air Freight & Logistics)	129		40,394
Fedex Freight Holding Company, Inc.* (Ground Transportation)	64		9,664
Fidelity National Information Services, Inc. (Financial Services)	303		11,781
Fifth Third Bancorp (Banks)	532		29,989
First Horizon Corp. (Banks)	—	(a)	12
FirstEnergy Corp. (Electric Utilities)	306		14,547
Fiserv, Inc.* (Financial Services)	312		15,304
Ford Motor Co. (Automobiles)	2,294		31,887
Fortinet, Inc.* (Software)	136		20,892
Fortive Corp. (Machinery)	179		10,935
Fox Corp.—Class A (Media)	39		2,034
Fox Corp.—Class B (Media)	27		1,265
Franklin Resources, Inc. (Capital Markets)	180		5,989
Freeport-McMoRan, Inc. (Metals & Mining)	844		53,079
Garmin, Ltd. (Household Durables)	96		22,803
Gartner, Inc.* (IT Services)	39		5,055
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	267		17,091
Gen Digital, Inc. (Software)	323		8,039
Generac Holdings, Inc.* (Electrical Equipment)	34		9,956
General Dynamics Corp. (Aerospace & Defense)	70		24,797
General Electric Co. (Industrial Conglomerates)	294		109,878
General Mills, Inc. (Food Products)	313		10,892
General Motors Co. (Automobiles)	529		40,775
Genuine Parts Co. (Distributors)	81		9,556
Gilead Sciences, Inc. (Biotechnology)	335		42,324

See accompanying notes to financial statements.

46  ::  ProFund VP Large-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Global Payments, Inc. (Financial Services)	137		$9,941
Globe Life, Inc. (Insurance)	45		8,041
GoDaddy, Inc.*—Class A (IT Services)	78		6,621
Halliburton Co. (Energy Equipment & Services)	490		16,636
Hasbro, Inc. (Leisure Products)	79		6,525
Healthpeak Properties, Inc. (Health Care REITs)	404		8,646
Henry Schein, Inc.* (Health Care Providers & Services)	57		4,761
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	778		35,096
Honeywell Aerospace, Inc.* (Aerospace & Defense)	186		41,010
Honeywell International, Inc. (Industrial Conglomerates)	186		41,533
Hormel Foods Corp. (Food Products)	170		4,219
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	373		8,844
HP, Inc. (Technology Hardware, Storage & Peripherals)	536		11,760
Hubbell, Inc. (Electrical Equipment)	31		16,219
Humana, Inc. (Health Care Providers & Services)	71		28,203
Huntington Bancshares, Inc. (Banks)	1,188		21,063
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	24		6,717
IDEX Corp. (Machinery)	43		9,759
Illinois Tool Works, Inc. (Machinery)	153		41,382
Ingersoll Rand, Inc. (Machinery)	209		17,136
Intel Corp.* (Semiconductors & Semiconductor Equipment)	2,771		386,916
Intercontinental Exchange, Inc. (Capital Markets)	332		40,873
International Business Machines Corp. (IT Services)	264		74,239
International Flavors & Fragrances, Inc. (Chemicals)	149		11,804
International Paper Co. (Containers & Packaging)	311		11,849
Intuit, Inc. (Software)	72		18,792
Invesco, Ltd. (Capital Markets)	260		6,861
Invitation Homes, Inc. (Residential REITs)	320		9,667
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	98		18,936
Iron Mountain, Inc. (Specialized REITs)	175		22,104
J.B. Hunt Transport Services, Inc. (Ground Transportation)	43		12,445
Jabil, Inc. (Electronic Equipment, Instruments & Components)	25		9,637
Jack Henry & Associates, Inc. (Financial Services)	41		5,647
Jacobs Solutions, Inc. (Professional Services)	69		8,694
Johnson & Johnson (Pharmaceuticals)	579		147,049
Johnson Controls International PLC (Building Products)	122		17,825
JPMorgan Chase & Co. (Banks)	503		164,648
Kenvue, Inc. (Personal Care Products)	1,125		21,499
Keurig Dr Pepper, Inc. (Beverages)	798		26,119
KeyCorp (Banks)	540		12,447
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100		35,007
Kimberly-Clark Corp. (Household Products)	195		21,405

Common Stocks, continued

	Shares		Value
Kimco Realty Corp. (Retail REITs)	395			$10,013
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,148			36,702
KKR & Co., Inc. (Capital Markets)	187			17,163
L3Harris Technologies, Inc. (Aerospace & Defense)	109			31,674
Labcorp Holdings, Inc. (Health Care Providers & Services)	48			13,440
Leidos Holdings, Inc. (Professional Services)	74			7,620
Lennar Corp.—Class A (Household Durables)	126			11,402
Lennox International, Inc. (Building Products)	19			10,886
Linde PLC (Chemicals)	271			140,634
Live Nation Entertainment, Inc.* (Entertainment)	43			7,874
Lockheed Martin Corp.—Class B (Aerospace & Defense)	119			60,627
Loews Corp. (Insurance)	99			11,208
Lowe’s Cos., Inc. (Specialty Retail)	328			72,321
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	62			7,079
LyondellBasell Industries N.V.—Class A (Chemicals)	151			7,950
M&T Bank Corp. (Banks)	85			20,231
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	171			43,720
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)		116
Marsh & McLennan Cos., Inc. (Insurance)	283			47,168
Martin Marietta Materials, Inc. (Construction Materials)	35			20,185
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	272			81,026
Masco Corp. (Building Products)	118			9,602
MasterCard, Inc.—Class A (Financial Services)	156			80,122
McCormick & Co., Inc. (Food Products)	149			7,513
McDonald’s Corp. (Hotels, Restaurants & Leisure)	234			63,252
McKesson Corp. (Health Care Providers & Services)	71			53,648
Medtronic PLC (Health Care Equipment & Supplies)	754			58,985
Merck & Co., Inc. (Pharmaceuticals)	1,449			186,196
MetLife, Inc. (Insurance)	317			26,821
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6			7,665
MGM Resorts International* (Hotels, Restaurants & Leisure)	113			5,403
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	317			28,910
Mid-America Apartment Communities, Inc. (Residential REITs)	69			9,587
Moderna, Inc.* (Biotechnology)	207			14,496
Molson Coors Beverage Co.—Class B (Beverages)	94			3,662
Mondelez International, Inc.—Class A (Food Products)	753			43,554
Moody’s Corp. (Capital Markets)	46			20,834
Morgan Stanley (Capital Markets)	274			57,277
Motorola Solutions, Inc. (Communications Equipment)	97			40,283
MSCI, Inc. (Capital Markets)	21			11,761

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Large-Cap Value  ::  47

Common Stocks, continued

	Shares	Value
Nasdaq, Inc. (Capital Markets)	262		$20,651
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	116		17,952
News Corp.—Class A (Media)	214		5,314
News Corp.—Class B (Media)	70		1,964
NextEra Energy, Inc. (Electric Utilities)	1,223		107,344
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	703		28,859
NiSource, Inc. (Multi-Utilities)	281		13,362
Nordson Corp. (Machinery)	31		9,352
Norfolk Southern Corp. (Ground Transportation)	132		41,526
Northern Trust Corp. (Capital Markets)	108		18,775
Northrop Grumman Corp. (Aerospace & Defense)	79		40,235
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	118		2,491
NRG Energy, Inc. (Electric Utilities)	32		4,674
Nucor Corp. (Metals & Mining)	134		29,849
NVR, Inc.* (Household Durables)	2		13,627
NXP Semiconductors N.V.† (Semiconductors & Semiconductor Equipment)	148		41,592
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	425		20,642
Old Dominion Freight Line, Inc. (Ground Transportation)	107		23,176
Omnicom Group, Inc. (Media)	167		12,163
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	230		21,744
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	369		32,081
Oracle Corp. (Software)	478		70,051
Otis Worldwide Corp. (Machinery)	225		16,110
PACCAR, Inc. (Machinery)	309		37,117
Packaging Corp. of America (Containers & Packaging)	52		12,391
Palo Alto Networks, Inc.* (Software)	209		71,273
Paramount Skydance Corp.—Class B (Media)	183		1,804
Parker-Hannifin Corp. (Machinery)	32		31,300
Paychex, Inc. (Professional Services)	189		18,584
PayPal Holdings, Inc. (Financial Services)	518		22,367
Pentair PLC (Machinery)	95		7,283
PepsiCo, Inc. (Beverages)	802		108,591
Pfizer, Inc. (Pharmaceuticals)	3,342		80,475
PG&E Corp. (Electric Utilities)	1,290		21,698
Philip Morris International, Inc. (Tobacco)	402		72,726
Phillips 66 (Oil, Gas & Consumable Fuels)	235		39,727
Pinnacle West Capital Corp. (Electric Utilities)	71		7,597
PNC Financial Services Group, Inc. (Banks)	236		58,108
PPG Industries, Inc. (Chemicals)	131		15,889
PPL Corp. (Electric Utilities)	441		16,030
Principal Financial Group, Inc. (Insurance)	115		12,395
Prologis, Inc. (Industrial REITs)	547		74,102
Prudential Financial, Inc. (Insurance)	203		21,910
PTC, Inc.* (Software)	68		7,725
Public Service Enterprise Group, Inc. (Multi-Utilities)	293		23,780
Public Storage (Specialized REITs)	92		29,285
PulteGroup, Inc. (Household Durables)	112		15,368
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	123		20,087
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	618		114,200

Common Stocks, continued

	Shares	Value
Quest Diagnostics, Inc. (Health Care Providers & Services)	65		$13,777
Raymond James Financial, Inc. (Capital Markets)	102		15,507
Realty Income Corp. (Retail REITs)	547		33,892
Regency Centers Corp. (Retail REITs)	96		7,655
Regeneron Pharmaceuticals, Inc. (Biotechnology)	59		36,789
Regions Financial Corp. (Banks)	500		15,100
Republic Services, Inc. (Commercial Services & Supplies)	117		24,930
ResMed, Inc. (Health Care Equipment & Supplies)	38		7,405
Revvity, Inc. (Life Sciences Tools & Services)	66		7,343
Rockwell Automation, Inc. (Electrical Equipment)	29		14,357
Roper Technologies, Inc. (Software)	59		19,965
Ross Stores, Inc. (Specialty Retail)	98		20,859
S&P Global, Inc. (Capital Markets)	99		40,319
Salesforce, Inc. (Software)	480		75,198
SBA Communications Corp.—Class A (Specialized REITs)	62		10,941
Seagate Technology Holdings PLC† (Technology Hardware, Storage & Peripherals)	47		45,355
Sempra (Multi-Utilities)	383		35,508
ServiceNow, Inc.* (Software)	236		23,430
Simon Property Group, Inc. (Retail REITs)	112		25,049
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	88		5,966
SLB, Ltd. (Energy Equipment & Services)	876		40,725
Smurfit WestRock PLC (Containers & Packaging)	307		14,201
Snap-on, Inc. (Machinery)	30		12,072
Solventum Corp.* (Health Care Equipment & Supplies)	86		6,635
Southwest Airlines Co. (Passenger Airlines)	287		14,758
Stanley Black & Decker, Inc. (Machinery)	91		8,565
Starbucks Corp. (Hotels, Restaurants & Leisure)	668		68,262
State Street Corp. (Capital Markets)	162		27,475
Steel Dynamics, Inc. (Metals & Mining)	80		18,357
STERIS PLC (Health Care Equipment & Supplies)	28		5,896
Stryker Corp. (Health Care Equipment & Supplies)	117		36,836
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	296		8,682
Synchrony Financial (Consumer Finance)	198		15,058
Synopsys, Inc.* (Software)	112		49,960
Sysco Corp. (Consumer Staples Distribution & Retail)	280		23,402
T. Rowe Price Group, Inc. (Capital Markets)	126		14,325
Take-Two Interactive Software, Inc.* (Entertainment)	49		12,249
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	126		33,786
Target Corp. (Consumer Staples Distribution & Retail)	266		34,742
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	53		10,685

See accompanying notes to financial statements.

48  ::  ProFund VP Large-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	28		$18,673
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	38		18,386
Tesla, Inc.* (Automobiles)	627		263,716
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	534		159,170
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	34		14,880
Textron, Inc. (Aerospace & Defense)	102		9,356
The AES Corp. (Independent Power/Renewable Electricity Producers)	418		6,128
The Bank of New York Mellon Corp. (Capital Markets)	149		21,547
The Boeing Co.* (Aerospace & Defense)	259		56,066
The Charles Schwab Corp. (Capital Markets)	958		88,394
The Cigna Group (Health Care Providers & Services)	155		42,730
The Clorox Co. (Household Products)	71		6,776
The Coca-Cola Co. (Beverages)	1,318		107,114
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	114		8,175
The Estee Lauder Cos., Inc. (Personal Care Products)	145		11,448
The Goldman Sachs Group, Inc. (Capital Markets)	61		61,694
The Hartford Financial Services Group, Inc. (Insurance)	161		21,336
The Hershey Co. (Food Products)	87		15,264
The Home Depot, Inc. (Specialty Retail)	585		206,318
The J.M. Smucker Co. (Food Products)	63		7,088
The Kraft Heinz Co. (Food Products)	500		11,810
The Kroger Co. (Consumer Staples Distribution & Retail)	333		18,491
The Mosaic Co. (Chemicals)	186		3,941
The Procter & Gamble Co. (Household Products)	1,366		200,310
The Progressive Corp. (Insurance)	150		32,768
The Sherwin-Williams Co. (Chemicals)	135		46,484
The Southern Co. (Electric Utilities)	661		63,264
The TJX Cos., Inc. (Specialty Retail)	292		44,238
The Trade Desk, Inc.*—Class A (Media)	250		4,520
The Travelers Cos., Inc. (Insurance)	125		41,265
The Walt Disney Co. (Entertainment)	1,018		97,982
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	716		53,227
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	218		109,296
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	273		45,790
Tractor Supply Co. (Specialty Retail)	307		9,704
Trane Technologies PLC† (Building Products)	61		29,961
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	137		7,012
Truist Financial Corp. (Banks)	731		36,418
Tyler Technologies, Inc.* (Software)	25		7,312
Tyson Foods, Inc.—Class A (Food Products)	165		9,446
U.S. Bancorp (Banks)	911		55,024

Common Stocks, continued

	Shares	Value
UDR, Inc. (Residential REITs)	173		$6,906
Union Pacific Corp. (Ground Transportation)	348		94,656
United Airlines Holdings, Inc.* (Passenger Airlines)	191		25,974
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	438		47,086
United Rentals, Inc. (Trading Companies & Distributors)	16		18,126
UnitedHealth Group, Inc. (Health Care Providers & Services)	533		221,531
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	31		4,609
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	174		45,317
Veeva Systems, Inc.*—Class A (Health Care Technology)	33		5,857
Ventas, Inc. (Health Care REITs)	137		12,165
Veralto Corp. (Commercial Services & Supplies)	144		12,770
Verisk Analytics, Inc. (Professional Services)	36		6,463
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,451		103,775
Vertex Pharmaceuticals, Inc.* (Biotechnology)	148		73,516
Viatris, Inc. (Pharmaceuticals)	682		10,830
VICI Properties, Inc. (Specialized REITs)	640		16,992
Visa, Inc.—Class A (Financial Services)	438		150,273
Vulcan Materials Co. (Construction Materials)	76		22,421
W.R. Berkley Corp. (Insurance)	74		5,219
W.W. Grainger, Inc. (Trading Companies & Distributors)	26		35,371
Wabtec Corp. (Machinery)	99		26,690
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,571		291,192
Warner Bros. Discovery, Inc.* (Entertainment)	1,453		38,737
Waste Management, Inc. (Commercial Services & Supplies)	216		48,142
Waters Corp.* (Life Sciences Tools & Services)	58		21,752
WEC Energy Group, Inc. (Multi-Utilities)	191		22,303
Wells Fargo & Co. (Banks)	1,795		148,339
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	41		14,719
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	202		129,021
Weyerhaeuser Co. (Specialized REITs)	422		10,103
Williams-Sonoma, Inc. (Specialty Retail)	69		16,084
Willis Towers Watson PLC (Insurance)	55		14,375
Workday, Inc.*—Class A (Software)	67		8,202
Xcel Energy, Inc. (Electric Utilities)	367		29,470
Xylem, Inc. (Machinery)	140		16,549
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	83		13,268
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	28		7,371
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	113		9,728
Zoetis, Inc. (Pharmaceuticals)	246		17,678
TOTAL COMMON STOCKS (Cost $11,559,718)		16,993,541

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Large-Cap Value  ::  49

Repurchase Agreements(b) (0.3%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $58,006	$58,000		$58,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000
TOTAL INVESTMENT SECURITIES (Cost $11,617,718)—100.3%			17,051,541
Net other assets (liabilities)—(0.3)%			(46,168)
NET ASSETS—100.0%			$17,005,373
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$279,452		1.5%
Air Freight & Logistics		113,024		0.7%
Automobile Components		7,611		NM
Automobiles		336,378		2.0%
Banks		936,893		5.4%
Beverages		259,503		1.5%
Biotechnology		362,947		2.1%
Broadline Retail		650,641		3.8%
Building Products		115,017		0.7%
Capital Markets		692,510		4.1%
Chemicals		381,043		2.2%
Commercial Services & Supplies		134,319		0.8%
Communications Equipment		181,924		1.1%
Construction Materials		84,549		0.5%
Consumer Finance		122,109		0.7%
Consumer Staples Distribution & Retail		638,719		3.8%
Containers & Packaging		67,229		0.4%
Distributors		9,556		0.1%
Diversified Telecommunication Services		188,107		1.1%
Electric Utilities		496,338		2.9%
Electrical Equipment		217,303		1.3%
Electronic Equipment, Instruments & Components		135,204		0.8%
Energy Equipment & Services		89,662		0.5%
Entertainment		171,195		1.0%
Financial Services		334,248		2.0%
Food Products		139,869		0.8%
Gas Utilities		16,882		0.1%
Ground Transportation		233,275		1.4%
Health Care Equipment & Supplies		317,190		1.9%
Health Care Providers & Services		596,606		3.5%
Health Care REITs		20,811		0.1%
Health Care Technology		5,857		NM
Hotel & Resort REITs		8,844		0.1%
Hotels, Restaurants & Leisure		216,095		1.3%
Household Durables		88,283		0.5%
Household Products		285,047		1.7%
Independent Power/Renewable Electricity Producers		6,128		NM
Industrial Conglomerates		200,955		1.2%

Value		% of Net Assets
Industrial REITs	$74,102		0.4%
Insurance	538,331		3.2%
IT Services	151,528		0.9%
Leisure Products	6,525		NM
Life Sciences Tools & Services	284,898		1.7%
Machinery	374,471		2.1%
Media	87,317		0.5%
Metals & Mining	101,285		0.6%
Multi-Utilities	221,702		1.3%
Office REITs	10,631		0.1%
Oil, Gas & Consumable Fuels	1,036,102		6.1%
Passenger Airlines	76,603		0.5%
Personal Care Products	32,947		0.2%
Pharmaceuticals	511,257		3.0%
Professional Services	114,412		0.7%
Real Estate Management & Development	29,935		0.2%
Residential REITs	72,763		0.4%
Retail REITs	82,287		0.5%
Semiconductors & Semiconductor Equipment	991,985		5.8%
Software	483,085		2.9%
Specialized REITs	266,780		1.6%
Specialty Retail	401,331		2.4%
Technology Hardware, Storage & Peripherals	1,567,635		9.3%
Textiles, Apparel & Luxury Goods	44,278		0.3%
Tobacco	143,237		0.8%
Trading Companies & Distributors	85,869		0.5%
Water Utilities	15,132		0.1%
Wireless Telecommunication Services	45,790		0.3%
Other**	11,832		NM
Total	$17,005,373		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

50  ::  ProFund VP Materials  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (98.1%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,201		$645,289
Albemarle Corp. (Chemicals)	2,203		297,471
Amcor plc (Containers & Packaging)	8,637		374,414
Avery Dennison Corp. (Containers & Packaging)	1,429		231,998
Ball Corp. (Containers & Packaging)	4,974		310,378
CF Industries Holdings, Inc. (Chemicals)	2,870		310,706
Corteva, Inc. (Chemicals)	8,173		692,171
CRH plc (Construction Materials)	6,087		651,309
Dow, Inc. (Chemicals)	13,465		368,402
DuPont de Nemours, Inc. (Chemicals)	2,553		346,334
Ecolab, Inc. (Chemicals)	2,368		659,748
Freeport-McMoRan, Inc. (Metals & Mining)	11,760		739,586
International Flavors & Fragrances, Inc. (Chemicals)	4,770		377,879
International Paper Co. (Containers & Packaging)	9,892		376,885
LyondellBasell Industries N.V.—Class A (Chemicals)	4,824		253,984
Martin Marietta Materials, Inc. (Construction Materials)	1,101		634,947
New Linde PLC (Chemicals)	3,782		1,962,632
Newmont Corp. (Metals & Mining)	8,733		815,663
Nucor Corp. (Metals & Mining)	2,429		541,060
Packaging Corp. of America (Containers & Packaging)	1,654		394,115
PPG Industries, Inc. 144A (Chemicals)	4,164		505,052
Smurfit WestRock PLC (Containers & Packaging)	9,798		453,256
Steel Dynamics, Inc. (Metals & Mining)	2,268		520,415

Common Stocks, continued

	Shares	Value
The Mosaic Co. (Chemicals)	5,938		$125,826
The Sherwin-Williams Co. (Chemicals)	2,002		689,329
Vulcan Materials Co. (Construction Materials)	2,232		658,462
TOTAL COMMON STOCKS (Cost $6,744,955)		13,937,311

Repurchase Agreements(a) (0.6%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $84,008	$84,000		$84,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,000)		84,000
TOTAL INVESTMENT SECURITIES (Cost $6,828,955)—98.7%			14,021,311
Net other assets (liabilities)—1.3%			181,425
NET ASSETS—100.0%			$14,202,736
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International		7/23/26	4.38%	$263,803	$3,582
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Chemicals		$7,234,823		50.9%
Construction Materials		1,944,718		13.7%
Containers & Packaging		2,141,046		15.1%
Metals & Mining		2,616,724		18.4%
Other**	265,425			1.9%
Total	$14,202,736			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Mid-Cap  ::  51

Repurchase Agreements(a)(b) (97.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $11,043,077		$11,042,000		$11,042,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,042,000)			11,042,000
TOTAL INVESTMENT SECURITIES (Cost $11,042,000)—97.1%				11,042,000
Net other assets (liabilities)—2.9%				325,232
NET ASSETS—100.0%				$11,367,232
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $1,255,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	5		9/21/26	$1,942,500		$61,091

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International		7/27/26		4.28%	$4,748,641	$31,829
S&P MidCap 400	UBS AG		7/27/26		4.68%	4,674,865	31,347
						$9,423,506	$63,176
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

52  ::  ProFund VP Mid-Cap Growth  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (99.8%)

	Shares	Value
AAON, Inc. (Building Products)	544		$69,012
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	147		13,231
Acuity, Inc. (Electrical Equipment)	164		61,772
Advanced Drainage Systems, Inc. (Building Products)	321		50,384
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	304		113,352
AECOM (Construction & Engineering)	453		31,619
AeroVironment, Inc.* (Aerospace & Defense)	258		42,588
Affiliated Managers Group, Inc. (Capital Markets)	211		71,401
Agree Realty Corp. (Retail REITs)	432		32,720
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	626		43,582
American Financial Group, Inc. (Insurance)	221		30,927
American Healthcare REIT, Inc. (Health Care REITs)	941		49,073
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	438		37,769
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,662		60,561
API Group Corp.* (Industrial Support Services)	3,087		130,734
Appfolio, Inc.*—Class A (Software)	192		30,787
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	163		55,119
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,128		91,943
ATI, Inc.* (Metals & Mining)	1,093		215,430
Autoliv, Inc. (Automobile Components)	342		39,730
Avis Budget Group, Inc.* (Ground Transportation)	95		14,044
Belden, Inc. (Electronic Equipment, Instruments & Components)	143		17,147
Bentley Systems, Inc.—Class B (Software)	752		22,477
BILL Holdings, Inc.* (Software)	348		12,584
BioMarin Pharmaceutical, Inc.* (Biotechnology)	882		50,468
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	79		23,195
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	440		38,865
Brixmor Property Group, Inc. (Retail REITs)	1,130		35,629
Bruker Corp. (Life Sciences Tools & Services)	472		28,405
Burlington Stores, Inc.* (Specialty Retail)	307		97,258
BWX Technologies, Inc. (Aerospace & Defense)	733		142,678
CACI International, Inc.*—Class A (Professional Services)	177		81,996
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	458		8,505
CareTrust REIT, Inc. (Health Care REITs)	1,891		76,302
Carlisle Cos., Inc. (Building Products)	139		50,422
Carpenter Technology Corp. (Metals & Mining)	398		245,503
Cava Group, Inc.* (Leisure Facilities & Services)	337		26,448
Celsius Holdings, Inc.* (Beverages)	1,269		37,156
Chart Industries, Inc.* (Machinery)	360		75,218
Chemed Corp. (Health Care Providers & Services)	52		24,218
Chewy, Inc.*—Class A (Specialty Retail)	1,288		25,309
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	96		10,586
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	530		47,509

Common Stocks, continued

	Shares	Value
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	233		$34,607
Clean Harbors, Inc.* (Commercial Services & Supplies)	203		60,646
Coca-Cola Consolidated, Inc. (Beverages)	452		86,296
Coeur Mining, Inc. (Metals & Mining)	8,283		135,179
Cognex Corp. (Electronic Equipment, Instruments & Components)	666		48,232
CommVault Systems, Inc.* (Software)	201		28,488
COPT Defense Properties (Office REITs)	380		13,828
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	663		31,990
Crane Co. (Machinery)	200		44,614
Crane NXT Co. (Electronic Equipment, Instruments & Components)	170		8,697
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	167		20,147
CubeSmart (Specialized REITs)	816		32,452
Cullen/Frost Bankers, Inc. (Banks)	251		38,785
Curtiss-Wright Corp. (Aerospace & Defense)	296		224,297
Cytokinetics, Inc.* (Biotechnology)	587		50,007
Dick’s Sporting Goods, Inc. (Specialty Retail)	211		47,857
DigitalOcean Holdings, Inc.* (IT Services)	652		102,384
DocuSign, Inc.* (Software)	918		40,778
Dolby Laboratories, Inc.—Class A (Software)	217		11,410
Donaldson Co., Inc. (Machinery)	621		55,747
Doximity, Inc.*—Class A (Health Care Technology)	1,071		22,213
Dropbox, Inc.*—Class A (Software)	1,200		32,964
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	588		86,283
Duolingo, Inc.* (Diversified Consumer Services)	222		25,534
Dutch Bros, Inc.* (Leisure Facilities & Services)	572		41,075
Dycom Industries, Inc.* (Construction & Engineering)	240		121,342
Dynatrace, Inc.* (Software)	2,359		103,584
Eagle Materials, Inc. (Construction Materials)	128		28,800
East West Bancorp, Inc. (Banks)	559		72,161
EastGroup Properties, Inc. (Industrial REITs)	266		53,873
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,999		98,415
elf Beauty, Inc.* (Personal Care Products)	317		23,458
Encompass Health Corp. (Health Care Providers & Services)	794		80,258
EnerSys (Electrical Equipment)	295		68,977
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	488		87,772
EPR Properties (Specialized REITs)	319		18,505
Equitable Holdings, Inc. (Financial Services)	1,082		47,478
Equity LifeStyle Properties, Inc. (Residential REITs)	792		51,044
Esab Corp. (Machinery)	202		19,923
Essent Group, Ltd. (Financial Services)	310		19,927
Evercore, Inc. (Capital Markets)	192		65,556
Everpure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	2,526		199,024
Exelixis, Inc.* (Biotechnology)	2,012		109,473
ExlService Holdings, Inc.* (Professional Services)	1,223		31,627
Exponent, Inc. (Professional Services)	202		11,870
Fabrinet* (Electronic Equipment, Instruments & Components)	287		161,318
Federated Hermes, Inc.—Class B (Capital Markets)	580		32,028

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Mid-Cap Growth  ::  53

Common Stocks, continued

	Shares	Value
First Financial Bankshares, Inc. (Banks)	438		$15,155
First Industrial Realty Trust, Inc. (Industrial REITs)	1,061		65,050
FirstCash Holdings, Inc. (Consumer Finance)	309		66,843
Five Below, Inc.* (Specialty Retail)	443		79,647
Flowserve Corp. (Machinery)	1,023		75,866
Fortune Brands Innovations, Inc. (Building Products)	544		29,866
FTI Consulting, Inc.* (Professional Services)	95		14,156
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,020		45,421
GATX Corp. (Trading Companies & Distributors)	165		29,236
Genpact, Ltd. (Professional Services)	593		16,308
Gentex Corp. (Automobile Components)	682		17,234
Globus Medical, Inc.* (Health Care Equipment & Supplies)	907		71,662
Graco, Inc. (Machinery)	678		51,264
Graham Holdings Co.—Class B (Diversified Consumer Services)	13		14,838
Grand Canyon Education, Inc.* (Diversified Consumer Services)	210		30,053
Guidewire Software, Inc.* (Software)	678		83,428
H&R Block, Inc. (Diversified Consumer Services)	528		20,106
Haemonetics Corp.* (Health Care Equipment & Supplies)	223		16,725
Halozyme Therapeutics, Inc.* (Biotechnology)	950		74,357
Hamilton Lane, Inc.—Class A (Capital Markets)	177		13,953
HealthEquity, Inc.* (Health Care Providers & Services)	676		61,056
Hecla Mining Co. (Metals & Mining)	5,370		82,859
Hexcel Corp. (Aerospace & Defense)	604		60,436
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	481		25,190
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,697		58,835
Houlihan Lokey, Inc. (Capital Markets)	230		30,850
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	227		44,002
IDACORP, Inc. (Electric Utilities)	231		34,950
IES Holdings, Inc.* (Construction & Engineering)	71		52,161
Illumina, Inc.* (Life Sciences Tools & Services)	654		114,993
InterDigital, Inc. (Software)	207		58,608
International Bancshares Corp. (Banks)	204		15,494
ITT, Inc. (Machinery)	716		141,597
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	502		120,967
Kinsale Capital Group, Inc. (Insurance)	175		57,717
Kirby Corp.* (Marine Transportation)	197		26,786
Knife River Corp.* (Construction Materials)	182		15,224
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,501		74,840
Lamar Advertising Co.—Class A (Specialized REITs)	418		65,200
Lancaster Colony Corp. (Food Products)	81		9,247
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	360		39,938
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	647		98,965
Lincoln Electric Holdings, Inc. (Machinery)	298		79,122
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	85		38,703

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	440		$36,181
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	525		199,693
Manhattan Associates, Inc.* (Software)	289		40,243
MasTec, Inc.* (Construction & Engineering)	493		205,118
Mattel, Inc.* (Leisure Products)	931		12,922
Maximus, Inc. (Professional Services)	227		12,204
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	181		95,856
MGIC Investment Corp. (Financial Services)	864		24,365
MKS, Inc. (Semiconductors & Semiconductor Equipment)	384		170,803
Moog, Inc.—Class A (Aerospace & Defense)	228		96,636
Morningstar, Inc. (Capital Markets)	87		13,574
MP Materials Corp.* (Metals & Mining)	639		35,790
MSA Safety, Inc. (Commercial Services & Supplies)	174		30,377
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	154		18,318
Mueller Industries, Inc. (Machinery)	637		78,306
National Fuel Gas Co. (Gas Utilities)	472		36,443
National Storage Affiliates Trust (Specialized REITs)	239		10,628
Neurocrine Biosciences, Inc.* (Biotechnology)	805		135,670
NewMarket Corp. (Chemicals)	61		48,266
Nexstar Media Group, Inc. (Media)	126		22,502
Nextpower, Inc.*—Class A (Electrical Equipment)	773		92,095
NNN REIT, Inc. (Retail REITs)	655		30,477
NorthWestern Energy Group, Inc. (Multi-Utilities)	217		15,542
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	134		21,740
Nutanix, Inc.*—Class A (Software)	1,274		64,923
nVent Electric PLC (Electrical Equipment)	1,295		219,645
Okta, Inc.* (IT Services)	1,342		183,115
Old Republic International Corp. (Insurance)	933		38,178
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	486		37,364
Omega Healthcare Investors, Inc. (Health Care REITs)	1,287		61,364
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	191		72,284
Option Care Health, Inc.* (Health Care Providers & Services)	1,257		26,359
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	492		53,579
Oshkosh Corp. (Machinery)	230		35,300
Parsons Corp.* (Professional Services)	287		15,036
Paylocity Holding Corp.* (Professional Services)	347		36,272
Pegasystems, Inc. (Software)	723		21,668
Penumbra, Inc.* (Health Care Equipment & Supplies)	315		99,462
Pinterest, Inc.*—Class A (Interactive Media & Services)	2,623		55,162
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	634		33,076
Primerica, Inc. (Insurance)	145		41,209
Qualys, Inc.* (Software)	282		38,772

See accompanying notes to financial statements.

54  ::  ProFund VP Mid-Cap Growth  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	866		$114,953
Rb Global, Inc. (Commercial Services & Supplies)	1,492		173,744
RBC Bearings, Inc.* (Machinery)	253		162,948
RenaissanceRe Holdings, Ltd. (Insurance)	177		56,091
Repligen Corp.* (Life Sciences Tools & Services)	233		31,791
Roivant Sciences, Ltd.* (Biotechnology)	2,094		74,107
Roku, Inc.* (Entertainment)	1,050		145,047
Royal Gold, Inc. (Metals & Mining)	652		130,146
RPM International, Inc. (Chemicals)	419		46,572
Ryan Specialty Holdings, Inc. (Insurance)	602		22,732
Sabra Health Care REIT, Inc. (Health Care REITs)	2,019		39,391
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	429		108,571
SEI Investments Co. (Capital Markets)	432		37,891
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	522		84,486
Service Corp. International (Diversified Consumer Services)	585		44,438
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	305		14,835
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	140		30,598
Simpson Manufacturing Co., Inc. (Building Products)	161		33,705
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	178		132,710
SLM Corp. (Consumer Finance)	830		21,530
Solstice Advanced Materials, Inc. (Chemicals)	674		59,716
Sotera Health Co.* (Life Sciences Tools & Services)	2,123		37,683
Spire, Inc. (Gas Utilities)	204		15,930
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	301		25,459
SPX Technologies, Inc.* (Machinery)	401		98,313
STAG Industrial, Inc. (Industrial REITs)	934		35,548
STANDARDAERO INC* (Aerospace & Defense)	940		28,115
Sterling Infrastructure, Inc.* (Construction & Engineering)	246		206,482
Stifel Financial Corp. (Capital Markets)	676		47,165
Talen Energy Corp.* (Electric Utilities)	363		139,487
TechnipFMC PLC (Energy Equipment & Services)	3,192		211,629
Tempur Sealy International, Inc. (Household Durables)	1,684		132,026
Tenet Healthcare Corp.* (Health Care Providers & Services)	690		129,085
Tetra Tech, Inc. (Commercial Services & Supplies)	2,078		60,033

Common Stocks, continued

	Shares	Value
Texas Capital Bancshares, Inc. (Banks)	171		$17,657
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	526		101,639
The Brink’s Co. (Commercial Services & Supplies)	234		22,111
The Carlyle Group, Inc. (Capital Markets)	809		34,067
The Ensign Group, Inc. (Health Care Providers & Services)	464		74,379
The Hanover Insurance Group, Inc. (Insurance)	120		25,694
The New York Times Co.—Class A (Media)	1,290		90,275
Toast, Inc.*—Class A (Technology Services)	3,759		104,576
TransUnion (Professional Services)	803		57,928
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	500		38,215
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	831		155,414
Twilio, Inc.*—Class A (Software)	1,215		250,690
TXNM Energy, Inc. (Electric Utilities)	327		18,567
UiPath, Inc.*—Class A (Software)	2,599		28,251
UL Solutions, Inc.—Class A (Professional Services)	623		63,458
United Therapeutics Corp.* (Biotechnology)	340		184,221
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	153		13,248
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	140		19,061
Valaris, Ltd.* (Energy Equipment & Services)	516		37,462
Valmont Industries, Inc. (Construction & Engineering)	93		53,717
Valvoline, Inc.* (Specialty Retail)	1,021		40,370
Viavi Solutions, Inc.* (Communications Equipment)	1,873		89,436
Vicor Corp.* (Electrical Equipment)	187		71,019
Vontier Corp. (Electronic Equipment, Instruments & Components)	496		14,384
Warner Music Group Corp.—Class A (Entertainment)	621		16,810
Watts Water Technologies, Inc.—Class A (Machinery)	220		86,119
Weatherford International PLC (Energy Equipment & Services)	242		19,723
WEX, Inc.* (Financial Services)	164		23,139
Wingstop, Inc. (Hotels, Restaurants & Leisure)	218		37,803
Woodward, Inc. (Aerospace & Defense)	477		202,935
WP Carey, Inc. (Equity REIT—Diversified)	945		67,568
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	318		26,779
XPO, Inc.* (Ground Transportation)	940		192,972
YETI Holdings, Inc.* (Leisure Products)	358		17,743
TOTAL COMMON STOCKS (Cost $9,686,557)		15,180,391

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Mid-Cap Growth  ::  55

Repurchase Agreements(b) (0.3%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $51,005	$51,000		$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)			51,000

Collateral for Securities Loaned(c) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)	100,491		$100,491
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $100,491)		100,491
TOTAL INVESTMENT SECURITIES (Cost $9,838,048)—100.8%			15,331,882
Net other assets (liabilities)—(0.8)%			(122,918)
NET ASSETS—100.0%			$15,208,964
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $23,628.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
REIT
Real Estate Investment Trust

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$872,525		5.7%
Automobile Components		56,964		0.4%
Banks		159,252		1.0%
Beverages		123,452		0.7%
Biotechnology		770,246		5.1%
Broadline Retail		37,364		0.2%
Building Products		233,389		1.5%
Capital Markets		346,485		2.3%
Chemicals		154,554		1.0%
Commercial Services & Supplies		346,911		2.3%
Communications Equipment		89,436		0.6%
Construction & Engineering		670,439		4.4%
Construction Materials		44,024		0.3%
Consumer Finance		88,373		0.6%
Consumer Staples Distribution & Retail		25,459		0.2%
Diversified Consumer Services		134,969		0.9%
Electric Utilities		193,004		1.3%
Electrical Equipment		513,508		3.4%
Electronic Equipment, Instruments & Components		687,558		4.5%
Energy Equipment & Services		268,814		1.7%
Entertainment		161,857		1.1%
Equity REIT—Diversified		67,568		0.4%
Financial Services		129,744		0.9%
Food Products		9,247		0.1%
Gas Utilities		52,373		0.3%
Ground Transportation		207,016		1.4%
Health Care Equipment & Supplies		263,968		1.7%
Health Care Providers & Services		454,190		3.0%
Health Care REITs		226,130		1.6%
Health Care Technology		22,213		0.1%
Hotels, Restaurants & Leisure		422,725		2.8%
Household Durables		132,026		0.9%
Independent Power/Renewable Electricity Producers		53,579		0.4%
Industrial REITs		154,471		1.0%

	Value		% of Net Assets
Industrial Support Services		$130,734		0.9%
Insurance		272,548		1.8%
Interactive Media & Services		55,162		0.4%
IT Services		285,499		1.9%
Leisure Facilities & Services		67,523		0.4%
Leisure Products		30,665		0.2%
Life Sciences Tools & Services		331,923		2.2%
Machinery		1,004,337		6.5%
Marine Transportation		26,786		0.2%
Media		112,777		0.7%
Metals & Mining		844,907		5.6%
Multi-Utilities		15,542		0.1%
Office REITs		13,828		0.1%
Oil, Gas & Consumable Fuels		146,844		1.0%
Personal Care Products		23,458		0.2%
Pharmaceuticals		219,382		1.4%
Professional Services		340,855		2.2%
Residential REITs		51,044		0.3%
Retail REITs		98,826		0.6%
Semiconductors & Semiconductor Equipment		1,121,470		7.3%
Software		869,655		5.7%
Specialized REITs		172,206		1.2%
Specialty Retail		303,672		2.0%
Technology Hardware, Storage & Peripherals		199,024		1.3%
Technology Services		104,576		0.7%
Textiles, Apparel & Luxury Goods		28,652		0.2%
Trading Companies & Distributors		134,663		0.9%
Other**	28,573			0.2%
Total	$15,208,964			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

56  ::  ProFund VP Mid-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (99.6%)

	Shares	Value
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	152		$13,682
Acuity, Inc. (Electrical Equipment)	56		21,093
Advanced Drainage Systems, Inc. (Building Products)	182		28,567
AECOM (Construction & Engineering)	415		28,967
AGCO Corp. (Machinery)	347		41,536
Agree Realty Corp. (Retail REITs)	380		28,781
Alaska Air Group, Inc.* (Passenger Airlines)	643		33,565
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	2,054		27,791
Alcoa Corp. (Metals & Mining)	1,522		79,357
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	265		18,449
Ally Financial, Inc. (Consumer Finance)	1,609		73,933
American Airlines Group, Inc.* (Passenger Airlines)	3,815		68,937
American Financial Group, Inc. (Insurance)	239		33,446
American Healthcare REIT, Inc. (Health Care REITs)	434		22,633
American Homes 4 Rent—Class A (Residential REITs)	1,827		61,241
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	342		29,491
Annaly Capital Management, Inc. (Mortgage REITs)	4,227		94,516
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,698		59,668
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	96		32,462
AptarGroup, Inc. (Containers & Packaging)	368		46,074
Aramark (Hotels, Restaurants & Leisure)	1,517		86,317
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	295		62,956
Ashland, Inc. (Chemicals)	264		17,395
Associated Banc-Corp. (Banks)	942		28,985
Autoliv, Inc. (Automobile Components)	151		17,542
AutoNation, Inc.* (Specialty Retail)	145		26,940
Avantor, Inc.* (Life Sciences Tools & Services)	3,939		38,996
Avient Corp. (Chemicals)	529		19,552
Avis Budget Group, Inc.* (Ground Transportation)	29		4,287
Avnet, Inc. (Electronic Equipment, Instruments & Components)	473		42,012
Axalta Coating Systems, Ltd.* (Chemicals)	1,235		42,262
Bank OZK (Banks)	592		30,837
Bath & Body Works, Inc. (Retail—Discretionary)	1,162		26,877
Belden, Inc. (Electronic Equipment, Instruments & Components)	121		14,509
Bentley Systems, Inc.—Class B (Software)	318		9,505
BILL Holdings, Inc.* (Software)	261		9,438
BioMarin Pharmaceutical, Inc.* (Biotechnology)	479		27,408
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	47		13,800
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	737		64,281
Black Hills Corp. (Multi-Utilities)	439		32,662
Booz Allen Hamilton Holding Corporation (Professional Services)	696		42,226
BorgWarner, Inc. (Automobile Components)	1,183		78,551

Common Stocks, continued

	Shares	Value
Brighthouse Financial, Inc.* (Insurance)	330		$20,889
Brixmor Property Group, Inc. (Retail REITs)	956		30,143
Bruker Corp. (Life Sciences Tools & Services)	301		18,114
Brunswick Corp. (Leisure Products)	375		31,591
Burlington Stores, Inc.* (Specialty Retail)	141		44,669
Cabot Corp. (Chemicals)	298		27,064
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	357		6,629
Carlisle Cos., Inc. (Building Products)	133		48,246
Cava Group, Inc.* (Leisure Facilities & Services)	335		26,291
Chemed Corp. (Health Care Providers & Services)	39		18,164
Chewy, Inc.*—Class A (Specialty Retail)	457		8,980
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	48		5,293
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	325		37,148
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	127		18,863
Clean Harbors, Inc.* (Commercial Services & Supplies)	140		41,825
Cleveland-Cliffs, Inc.* (Metals & Mining)	3,291		30,902
CNH Industrial N.V. (Machinery)	5,079		57,036
CNO Financial Group, Inc. (Insurance)	538		27,427
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	816		27,687
Cognex Corp. (Electronic Equipment, Instruments & Components)	480		34,762
Columbia Banking System, Inc. (Banks)	1,670		53,524
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	139		8,593
Commerce Bancshares, Inc. (Banks)	782		45,161
Commercial Metals Co. (Metals & Mining)	640		40,160
CommVault Systems, Inc.* (Software)	93		13,181
COPT Defense Properties (Office REITs)	378		13,755
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	608		29,336
Corebridge Financial, Inc (Financial Services)	1,396		39,967
Cousins Properties, Inc. (Office REITs)	949		28,451
Crane Co. (Machinery)	139		31,007
Crane NXT Co. (Electronic Equipment, Instruments & Components)	163		8,339
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	166		20,026
Crown Holdings, Inc. (Containers & Packaging)	637		71,229
CubeSmart (Specialized REITs)	718		28,555
Cullen/Frost Bankers, Inc. (Banks)	181		27,968
Cytokinetics, Inc.* (Biotechnology)	360		30,668
Darling Ingredients, Inc.* (Food Products)	917		50,087
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,156		12,265
Dick’s Sporting Goods, Inc. (Specialty Retail)	228		51,713
DocuSign, Inc.* (Software)	460		20,433
Dolby Laboratories, Inc.—Class A (Software)	191		10,043
Donaldson Co., Inc. (Machinery)	220		19,749
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	165		24,212
Duolingo, Inc.* (Diversified Consumer Services)	72		8,281
Dutch Bros, Inc.*—Class A (Leisure Facilities & Services)	324		23,266
Eagle Materials, Inc. (Construction Materials)	89		20,025
East West Bancorp, Inc. (Banks)	387		49,958

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Mid-Cap Value  ::  57

Common Stocks, continued

	Shares		Value
EastGroup Properties, Inc. (Industrial REITs)		118		$23,899
elf Beauty, Inc.* (Personal Care Products)		112		8,288
Entegris, Inc. (Semiconductors & Semiconductor Equipment)		528		94,967
Envista Holdings Corp.* (Health Care Equipment & Supplies)		939		24,743
EPR Properties (Specialized REITs)		212		12,298
Equitable Holdings, Inc. (Financial Services)		844		37,035
Equity LifeStyle Properties, Inc. (Residential REITs)		548		35,319
Esab Corp. (Machinery)		185		18,247
Essent Group, Ltd. (Financial Services)		308		19,798
Essential Utilities, Inc. (Water Utilities)		1,636		62,675
Euronet Worldwide, Inc.* (Financial Services)		204		14,931
Evercore, Inc. (Capital Markets)		85		29,022
Exponent, Inc. (Professional Services)		134		7,874
F.N.B. Corp. (Banks)		2,053		39,171
Fidelity National Financial, Inc. (Insurance)		1,460		68,854
First American Financial Corp. (Insurance)		588		40,331
First Financial Bankshares, Inc. (Banks)		436		15,086
First Horizon Corp. (Banks)		2,738		70,202
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)		624		37,041
Fluor Corp.* (Construction & Engineering)		806		42,226
Fortune Brands Innovations, Inc. (Building Products)		296		16,250
FTI Consulting, Inc.* (Professional Services)		102		15,199
GameStop Corp.*—Class A (Specialty Retail)		2,380		52,549
Gaming and Leisure Properties, Inc. (Specialized REITs)		899		40,031
GATX Corp. (Trading Companies & Distributors)		86		15,238
Genpact, Ltd. (Professional Services)		482		13,255
Gentex Corp. (Automobile Components)		737		18,624
Glacier Bancorp, Inc. (Banks)		743		38,324
Graco, Inc. (Machinery)		469		35,461
Graham Holdings Co.—Class B (Diversified Consumer Services)		10		11,414
Graphic Packaging Holding Co. (Containers & Packaging)		1,707		18,043
Greif, Inc.—Class A (Containers & Packaging)		143		10,652
GXO Logistics, Inc.* (Air Freight & Logistics)		664		33,665
H&R Block, Inc. (Diversified Consumer Services)		351		13,366
Haemonetics Corp.* (Health Care Equipment & Supplies)		107		8,025
Hamilton Lane, Inc.—Class A (Capital Markets)		108		8,514
Hancock Whitney Corp. (Banks)		468		34,969
Harley-Davidson, Inc. (Automobiles)		607		14,847
Healthcare Realty Trust, Inc. (Health Care REITs)		1,999		40,320
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		884		61,571
Home BancShares, Inc. (Banks)		1,081		30,863
Houlihan Lokey, Inc. (Capital Markets)		147		19,717
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)		73		14,150
IDACORP, Inc. (Electric Utilities)		153		23,149
Illumina, Inc.* (Life Sciences Tools & Services)		401		70,507
Independence Realty Trust, Inc. (Residential REITs)		1,357		22,648
Ingredion, Inc. (Food Products)		364		34,474
International Bancshares Corp. (Banks)		165		12,532
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)		147		17,246
Jefferies Financial Group, Inc. (Capital Markets)		943		47,132

Common Stocks, continued

	Shares	Value
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	268		$83,067
KB Home (Household Durables)	361		22,595
KBR, Inc. (Professional Services)	731		25,241
Kilroy Realty Corp.(a) (Office REITs)	617		23,119
Kirby Corp.* (Marine Transportation)	167		22,707
Kite Realty Group Trust (Retail REITs)	1,171		33,233
Knife River Corp.* (Construction Materials)	196		16,395
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	937		72,963
Kyndryl Holdings, Inc.* (IT Services)	1,301		14,714
Lamar Advertising Co.—Class A (Specialized REITs)	201		31,352
Lancaster Colony Corp. (Food Products)	59		6,735
Landstar System, Inc. (Ground Transportation)	196		40,535
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	116		12,869
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	324		49,559
Lear Corp. (Automobile Components)	289		38,743
Lincoln Electric Holdings, Inc. (Machinery)	101		26,817
Lithia Motors, Inc.—Class A (Specialty Retail)	132		38,345
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	85		38,703
Louisiana-Pacific Corp. (Paper & Forest Products)	367		28,868
Macy’s, Inc. (Broadline Retail)	1,521		35,820
Manhattan Associates, Inc.* (Software)	133		18,520
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	949		44,935
Matador Resources Co. (Oil, Gas & Consumable Fuels)	673		33,502
Mattel, Inc.* (Leisure Products)	1,006		13,963
Maximus, Inc. (Professional Services)	139		7,473
MGIC Investment Corp. (Financial Services)	598		16,864
MKS, Inc. (Semiconductors & Semiconductor Equipment)	113		50,262
Morningstar, Inc. (Capital Markets)	65		10,141
MP Materials Corp.* (Metals & Mining)	320		17,923
MSA Safety, Inc. (Commercial Services & Supplies)	84		14,665
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	153		18,199
Mueller Industries, Inc. (Machinery)	179		22,004
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	777		25,299
Murphy USA, Inc. (Specialty Retail)	97		52,270
National Fuel Gas Co. (Gas Utilities)	208		16,060
National Storage Affiliates Trust (Specialized REITs)	238		10,584
New Jersey Resources Corp. (Gas Utilities)	582		32,615
New York Community Bancorp, Inc. (Banks)	1,731		25,861
Nexstar Media Group, Inc. (Media)	75		13,394
Nextpower, Inc.*—Class A (Electrical Equipment)	300		35,742
NNN REIT, Inc. (Retail REITs)	626		29,128
NorthWestern Energy Group, Inc. (Multi-Utilities)	199		14,252
NOV, Inc. (Energy Equipment & Services)	2,070		38,398
Novanta, Inc.*† (Electronic Equipment, Instruments & Components)	109		17,684
Nutanix, Inc.*—Class A (Software)	612		31,187

See accompanying notes to financial statements.

58  ::  ProFund VP Mid-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
OGE Energy Corp. (Electric Utilities)		1,190		$57,906
Old National Bancorp (Banks)		1,984		51,386
Old Republic International Corp. (Insurance)		620		25,370
Olin Corp. (Chemicals)		657		13,022
Omega Healthcare Investors, Inc. (Health Care REITs)		790		37,667
ONE Gas, Inc. (Gas Utilities)		362		27,899
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)		149		56,389
Oshkosh Corp. (Machinery)		194		29,775
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		1,589		83,661
Owens Corning (Building Products)		465		73,917
Park Hotels & Resorts, Inc.(a) (Hotel & Resort REITs)		1,162		16,559
Parsons Corp.* (Professional Services)		102		5,344
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)		485		22,077
Penske Automotive Group, Inc. (Specialty Retail)		106		18,969
Performance Food Group Co.* 144A (Consumer Staples Distribution & Retail)		906		101,282
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		4,540		83,581
Pilgrim’s Pride Corp. (Food Products)		247		6,943
Pinnacle Financial Partners, Inc. (Banks)		868		87,563
Pinterest, Inc.*—Class A (Interactive Media & Services)		889		18,696
Polaris, Inc. (Leisure Products)		312		21,353
Portland General Electric Co. (Electric Utilities)		668		34,622
Post Holdings, Inc.* (Food Products)		230		20,300
Primerica, Inc. (Insurance)		76		21,599
Prosperity Bancshares, Inc. (Banks)		582		42,503
PVH Corp. (Textiles, Apparel & Luxury Goods)		266		19,753
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,360		50,578
Rayonier, Inc. (Specialized REITs)		1,596		33,963
Regal Rexnord Corp. (Electrical Equipment)		384		91,465
Reinsurance Group of America, Inc. (Insurance)		378		80,383
Reliance, Inc. (Metals & Mining)		294		109,839
RenaissanceRe Holdings, Ltd. (Insurance)		118		37,394
Repligen Corp.* (Life Sciences Tools & Services)		138		18,829
Rexford Industrial Realty, Inc. (Industrial REITs)		1,292		43,281
RH* (Specialty Retail)		89		14,661
RLI Corp. (Insurance)		530		31,307
Roivant Sciences, Ltd.* (Biotechnology)		1,092		38,647
RPM International, Inc. (Chemicals)		434		48,239
Ryan Specialty Holdings, Inc. (Insurance)		223		8,420
Ryder System, Inc. (Ground Transportation)		223		58,821
Saia, Inc.* (Ground Transportation)		154		64,859
Science Applications International Corp. (Professional Services)		249		27,492
SEI Investments Co. (Capital Markets)		216		18,945
Selective Insurance Group, Inc. (Insurance)		345		33,468
Semtech Corp.* (Semiconductors & Semiconductor Equipment)		161		26,058
Sensata Technologies Holding PLC (Electrical Equipment)		839		40,054
Service Corp. International (Diversified Consumer Services)		374		28,410
SharkNinja, Inc.* (Home & Office Products)		408		62,126
Shift4 Payments, Inc.*—Class A (Financial Services)		119		5,788

Common Stocks, continued

	Shares		Value
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)		89		$19,452
Siligan Holdings, Inc. (Containers & Packaging)		506		23,473
Simpson Manufacturing Co., Inc. (Building Products)		121		25,331
Sirius XM Holdings, Inc. (Media)		1,087		32,110
SLM Corp. (Consumer Finance)		490		12,711
Solstice Advanced Materials, Inc. (Chemicals)		431		38,187
Sonoco Products Co. (Containers & Packaging)		570		32,120
SouthState Bank Corp. (Banks)		563		56,244
Southwest Gas Holdings, Inc. (Gas Utilities)		372		32,989
Spire, Inc. (Gas Utilities)		194		15,149
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)		326		27,573
STAG Industrial, Inc. (Industrial REITs)		430		16,366
STANDARDAERO INC* (Aerospace & Defense)		415		12,413
Starwood Property Trust, Inc. (Mortgage REITs)		2,010		32,924
Stifel Financial Corp. (Capital Markets)		398		27,768
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)		223		27,703
Taylor Morrison Home Corp.* (Household Durables)		539		38,668
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)		431		115,224
Terex Corp. (Machinery)		659		47,705
Texas Capital Bancshares, Inc. (Banks)		128		13,217
The Boston Beer Co., Inc.*—Class A (Beverages)		43		7,612
The Brink’s Co. (Commercial Services & Supplies)		69		6,520
The Carlyle Group, Inc. (Capital Markets)		912		38,405
The Gap, Inc. (Specialty Retail)		1,286		24,022
The Goodyear Tire & Rubber Co.* (Automobile Components)		1,658		10,943
The Hanover Insurance Group, Inc. (Insurance)		115		24,624
The Middleby Corp.* (Machinery)		240		41,282
The Scotts Miracle-Gro Co. (Chemicals)		258		17,572
The Timken Co. (Machinery)		365		53,042
The Toro Co. (Machinery)		559		54,458
Thor Industries, Inc. (Automobiles)		303		22,774
Toll Brothers, Inc. (Household Durables)		546		89,953
TransUnion (Professional Services)		534		38,523
Trex Co., Inc.* (Building Products)		599		29,974
TXNM Energy, Inc. (Electric Utilities)		339		19,248
UFP Industries, Inc. (Building Products)		326		29,581
UGI Corp. (Gas Utilities)		1,237		42,727
UiPath, Inc.*—Class A (Software)		591		6,424
UMB Financial Corp. (Banks)		412		58,817
United Bankshares, Inc. (Banks)		793		36,343
Universal Display Corp. (Semiconductors & Semiconductor Equipment)		140		12,123
Unum Group (Insurance)		848		75,811
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)		1,270		129,858
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		105		14,296
Valley National Bancorp (Banks)		2,749		40,273
Valmont Industries, Inc. (Construction & Engineering)		45		25,992
VF Corp. (Textiles, Apparel & Luxury Goods)		1,896		31,626
Viper Energy, Inc.—Class A (Oil & Gas Producers)		1,120		47,488
Visteon Corp. (Automobile Components)		154		15,278

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Mid-Cap Value  ::  59

Common Stocks, continued

Shares		Value
Vontier Corp. (Electronic Equipment, Instruments & Components)	455		$13,195
Vornado Realty Trust (Office REITs)	911		35,803
Voya Financial, Inc. (Financial Services)	523		47,348
Warner Music Group Corp.—Class A (Entertainment)	396		10,720
Watsco, Inc. (Trading Companies & Distributors)	202		84,179
Weatherford International PLC (Energy Equipment & Services)	241		19,642
Webster Financial Corp. (Banks)	935		71,452
WESCO International, Inc. (Trading Companies & Distributors)	281		97,067
Western Alliance Bancorp (Banks)	591		48,580
Westlake Corp. (Chemicals)	192		14,016
WEX, Inc.* (Financial Services)	82		11,569
Whirlpool Corp. (Household Durables)	374		14,743
Wintrust Financial Corp. (Banks)	389		62,520
WP Carey, Inc. (Equity REIT—Diversified)	604		43,186
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	203		17,095
YETI Holdings, Inc.* (Leisure Products)	179		8,871
Zions Bancorp N.A. (Banks)	849		58,742
TOTAL COMMON STOCKS (Cost $6,934,850)			9,994,056

Repurchase Agreements(b) (0.4%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $38,004	$38,000		$38,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,000)			38,000

Collateral for Securities Loaned(c) (0.4%)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)		38,428		$38,428
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $38,428)			38,428
TOTAL INVESTMENT SECURITIES (Cost $7,011,278)—100.4%				10,070,484
Net other assets (liabilities)—(0.4)%				(35,986)
NET ASSETS—100.0%				$10,034,498
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $36,611.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

60  ::  ProFund VP Mid-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$12,413		0.1%
Air Freight & Logistics		33,665		0.3%
Automobile Components		179,681		1.7%
Automobiles		37,621		0.4%
Banks		1,131,081		11.3%
Beverages		7,612		0.1%
Biotechnology		96,723		1.0%
Broadline Retail		35,820		0.4%
Building Products		251,866		2.5%
Capital Markets		199,644		2.0%
Chemicals		237,309		2.4%
Commercial Services & Supplies		63,010		0.6%
Construction & Engineering		97,185		1.0%
Construction Materials		36,420		0.4%
Consumer Finance		86,644		0.9%
Consumer Staples Distribution & Retail		395,720		3.9%
Containers & Packaging		201,591		2.0%
Diversified Consumer Services		61,471		0.6%
Electric Utilities		134,925		1.3%
Electrical Equipment		188,354		1.9%
Electronic Equipment, Instruments & Components		364,630		3.6%
Energy Equipment & Services		58,040		0.6%
Entertainment		10,720		0.1%
Equity REIT—Diversified		43,186		0.4%
Financial Services		193,300		1.9%
Food Products		118,539		1.2%
Gas Utilities		167,439		1.7%
Ground Transportation		241,465		2.4%
Health Care Equipment & Supplies		57,902		0.6%
Health Care Providers & Services		18,164		0.2%
Health Care REITs		100,620		1.0%
Home & Office Products		62,126		0.6%
Hotel & Resort REITs		16,559		0.2%
Hotels, Restaurants & Leisure		137,151		1.4%
Household Durables		165,959		1.7%
Industrial REITs		83,546		0.8%
Insurance		529,323		5.3%

Value		% of Net Assets
Interactive Media & Services	$18,696	0.2%
IT Services	14,714	0.1%
Leisure Facilities & Services	49,557	0.5%
Leisure Products	75,778	0.8%
Life Sciences Tools & Services	160,246	1.5%
Machinery	478,119	4.8%
Marine Transportation	22,707	0.2%
Media	45,504	0.4%
Metals & Mining	278,181	2.7%
Mortgage REITs	127,440	1.3%
Multi-Utilities	46,914	0.5%
Office REITs	101,128	1.0%
Oil & Gas Producers	47,488	0.5%
Oil, Gas & Consumable Fuels	508,984	5.0%
Paper & Forest Products	28,868	0.3%
Passenger Airlines	102,502	1.0%
Personal Care Products	8,288	0.1%
Professional Services	182,627	1.8%
Real Estate Management & Development	83,067	0.8%
Residential REITs	119,208	1.2%
Retail—Discretionary	26,877	0.3%
Retail REITs	121,285	1.2%
Semiconductors & Semiconductor Equipment	403,316	4.1%
Software	118,731	1.2%
Specialized REITs	156,783	1.6%
Specialty Retail	383,841	3.7%
Textiles, Apparel & Luxury Goods	86,627	0.9%
Trading Companies & Distributors	276,481	2.8%
Water Utilities	62,675	0.6%
Other**	40,442	0.4%
Total	$10,034,498	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Nasdaq-100  ::  61

Common Stocks (82.1%)

	Shares	Value
Adobe, Inc.* (Software)	2,720		$557,654
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,974		6,374,906
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,813		402,540
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	899		270,626
Alphabet, Inc.—Class A (Interactive Media & Services)	14,198		5,073,938
Alphabet, Inc.—Class C (Interactive Media & Services)	13,301		4,699,642
Amazon.com, Inc.* (Broadline Retail)	26,224		6,250,228
American Electric Power Co., Inc. (Electric Utilities)	3,662		500,998
Amgen, Inc. (Biotechnology)	3,632		1,315,220
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,278		1,301,923
Apple, Inc. (Technology Hardware, Storage & Peripherals)	35,805		10,360,535
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,343		3,862,989
AppLovin Corp.*—Class A (Software)	2,058		1,060,343
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	2,854		1,011,943
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	617		1,227,484
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	1,154		557,405
Autodesk, Inc.* (Software)	1,420		276,076
Automatic Data Processing, Inc. (Professional Services)	2,690		602,425
Axon Enterprise, Inc.* (Aerospace & Defense)	542		303,851
Baker Hughes Co. (Energy Equipment & Services)	6,677		370,573
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	5,215		929,522
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,558		4,366,035
Cadence Design Systems, Inc.* (Software)	1,856		696,594
Cintas Corp. (Commercial Services & Supplies)	2,693		458,025
Cisco Systems, Inc. (Communications Equipment)	26,526		3,115,744
Coca-Cola European Partners PLC (Beverages)	3,001		300,310
Comcast Corp.—Class A (Media)	23,978		588,660
Constellation Energy Corp. (Electric Utilities)	2,431		603,788
Copart, Inc.* (Commercial Services & Supplies)	6,231		175,652
CoreWeave, Inc.*—Class A (IT Services)	3,012		299,814
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,986		2,793,313
Crowdstrike Holdings, Inc.*—Class A (Software)	1,713		1,307,259
CSX Corp. (Ground Transportation)	12,505		594,363
Datadog, Inc.*—Class A (Software)	2,226		579,561
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,597		174,908

Common Stocks, continued

	Shares	Value
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,893		$332,752
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,768		510,779
Electronic Arts, Inc. (Entertainment)	1,688		346,108
Exelon Corp. (Electric Utilities)	6,886		321,025
Fastenal Co. (Trading Companies & Distributors)	7,726		371,080
Ferrovial SE (Construction & Engineering)	4,842		332,210
Fortinet, Inc.* (Software)	4,931		757,500
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,061		195,935
Gilead Sciences, Inc. (Biotechnology)	8,356		1,055,697
Honeywell Aerospace, Inc.* (Aerospace & Defense)	2,133		471,452
Honeywell International, Inc. (Industrial Conglomerates)	2,133		477,467
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	531		279,540
Intel Corp.* (Semiconductors & Semiconductor Equipment)	33,825		4,722,985
Intuit, Inc. (Software)	1,841		480,501
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,384		948,068
Keurig Dr Pepper, Inc. (Beverages)	9,157		299,709
KLA Corp. (Semiconductors & Semiconductor Equipment)	8,791		2,652,333
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,416		3,646,905
Linde PLC (Chemicals)	3,112		1,614,941
Lumentum Holdings, Inc.* (Communications Equipment)	524		449,623
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,775		657,797
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,887		1,753,678
MercadoLibre, Inc.* (Broadline Retail)	341		578,810
Meta Platforms, Inc.—Class A (Interactive Media & Services)	7,219		4,066,391
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,648		332,698
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,590		8,761,061
Microsoft Corp. (Software)	18,109		6,755,020
Mondelez International, Inc.—Class A (Food Products)	8,639		499,679
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	331		457,561
Monster Beverage Corp.* (Beverages)	6,582		632,662
Nebius Group N.V.*—Class A (Software)	1,483		409,560
Netflix, Inc.* (Entertainment)	28,337		2,023,262
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	58,995		11,804,310
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,699		477,470
Old Dominion Freight Line, Inc. (Ground Transportation)	1,400		303,240
O’Reilly Automotive, Inc.* (Specialty Retail)	5,577		513,586

See accompanying notes to financial statements.

62  ::  ProFund VP Nasdaq-100  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
PACCAR, Inc. (Machinery)	3,542		$425,465
Palantir Technologies, Inc.*—Class A (Software)	15,453		1,802,902
Palo Alto Networks, Inc.* (Software)	5,492		1,872,883
Paychex, Inc. (Professional Services)	2,411		237,074
PayPal Holdings, Inc. (Financial Services)	5,937		256,360
PDD Holdings, Inc.*ADR (Broadline Retail)	4,495		342,879
PepsiCo, Inc. (Beverages)	9,198		1,245,409
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,093		1,310,715
Regeneron Pharmaceuticals, Inc. (Biotechnology)	693		432,113
Rocket Lab Corp* (Aerospace & Defense)	3,895		395,927
Roper Technologies, Inc. (Software)	679		229,767
Ross Stores, Inc. (Specialty Retail)	2,168		461,459
Sandisk Corp.* (Semiconductors)	997		2,266,909
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,509		1,456,185
Shopify, Inc.*—Class A (IT Services)	8,208		937,190
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,670		783,797
Strategy, Inc.*—Class A (Software)	2,226		193,506
Synopsys, Inc.* (Software)	1,289		574,984
Take-Two Interactive Software, Inc.* (Entertainment)	1,250		312,475
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,054		509,967
Tesla, Inc.* (Automobiles)	12,178		5,122,067
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,125		1,825,679
The Kraft Heinz Co. (Food Products)	7,980		188,488
Thomson Reuters Corporation (Technology Services)	2,565		209,484
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	7,283		1,221,578
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,708		848,415

Common Stocks, continued

	Shares	Value
Walmart, Inc. (Consumer Staples Distribution & Retail)	32,830		$3,718,326
Warner Bros. Discovery, Inc.* (Entertainment)	16,873		449,834
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,320		1,481,830
Workday, Inc.*—Class A (Software)	1,353		165,634
Xcel Energy, Inc. (Electric Utilities)	4,201		337,340
TOTAL COMMON STOCKS (Cost $36,546,428)		155,274,883

Repurchase Agreements(a)(b) (15.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $30,080,934		$30,078,000		$30,078,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,078,000)				30,078,000
TOTAL INVESTMENT SECURITIES (Cost $66,624,428)—98.0%				185,352,883
Net other assets (liabilities)—2.0%				3,871,805
NET ASSETS—100.0%				$189,224,688
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $1,552,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	30	9/21/26		$18,314,100		$672,684

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International	7/27/26		4.38%		$14,958,031		$246,505
Nasdaq‑100 Index	UBS AG	7/27/26		4.68%	681,218		7,704
					$15,639,249		$254,209
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Nasdaq-100  ::  63

ProFund VP Nasdaq‑100 invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$1,171,230		0.6%
Automobiles		5,122,067		2.7%
Beverages		2,478,090		1.3%
Biotechnology		3,922,071		2.1%
Broadline Retail		7,171,917		3.8%
Chemicals		1,614,941		0.9%
Commercial Services & Supplies		633,677		0.3%
Communications Equipment		3,565,367		1.9%
Construction & Engineering		332,210		0.2%
Consumer Staples Distribution & Retail		6,511,639		3.4%
Electric Utilities		1,763,151		0.9%
Energy Equipment & Services		370,573		0.2%
Entertainment		3,131,679		1.7%
Financial Services		256,360		0.1%
Food Products		688,167		0.4%
Ground Transportation		897,603		0.5%
Health Care Equipment & Supplies		1,598,451		0.8%
Hotels, Restaurants & Leisure		3,284,435		1.7%
Industrial Conglomerates		477,467		0.3%
Interactive Media & Services		13,839,971		7.4%
IT Services		1,237,004		0.7%

	Value		% of Net Assets
Machinery		$425,465	0.2%
Media		588,660	0.3%
Oil, Gas & Consumable Fuels		332,752	0.2%
Professional Services		839,499	0.4%
Semiconductors		2,266,909	1.2%
Semiconductors & Semiconductor Equipment		56,958,047	30.1%
Software		17,719,744	9.4%
Specialty Retail		975,045	0.5%
Technology Hardware, Storage & Peripherals		13,298,550	7.0%
Technology Services		209,484	0.1%
Trading Companies & Distributors		371,080	0.2%
Wireless Telecommunication Services		1,221,578	0.6%
Other**	33,949,805		17.9%
Total		$189,224,688	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

64  ::  ProFund VP Pharmaceuticals  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (97.0%)

Shares		Value
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	18,874		$99,843
Alto Neuroscience, Inc.* (Pharmaceuticals)	4,959		130,868
Alumis, Inc.* (Pharmaceuticals)	8,497		239,105
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	11,126		192,592
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	6,925		139,747
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	12,663		227,427
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,084		172,514
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	20,535		85,426
Arvinas, Inc.* (Pharmaceuticals)	16,762		139,292
AtaiBeckley, Inc.* (Pharmaceuticals)	45,092		237,634
Axsome Therapeutics, Inc.* (Pharmaceuticals)	692		169,381
BioAge Labs, Inc.* (Pharmaceuticals)	6,835		167,526
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,066		176,663
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	4,898		177,308
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,182		189,725
CorMedix, Inc.* (Pharmaceuticals)	14,334		112,522
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	4,965		185,790
Definium Therapeutics, Inc.* (Pharmaceuticals)	7,334		344,990
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	5,178		210,382
Elanco Animal Health, Inc.* (Pharmaceuticals)	7,453		183,418
Eli Lilly & Co. (Pharmaceuticals)	150		179,915
Enliven Therapeutics, Inc.* (Pharmaceuticals)	4,607		233,805
Esperion Therapeutics, Inc.* (Pharmaceuticals)	54,283		171,534
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	4,026		145,741
Evolus, Inc.* (Pharmaceuticals)	8,464		58,740
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	13,824		197,683
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	21,055		77,061
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	4,804		174,914
Harrow, Inc.* (Pharmaceuticals)	4,748		201,648
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	4,475		183,609
Innoviva, Inc.* (Pharmaceuticals)	7,411		168,304
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	742		178,800
Johnson & Johnson (Pharmaceuticals)	715		181,589
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	2,742		88,992
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	29,252		70,205
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	687		217,154
Liquidia Corp.* (Pharmaceuticals)	2,612		208,255
Maze Therapeutics, Inc.* (Biotechnology)	6,930		206,791
MBX Biosciences, Inc.* (Pharmaceuticals)	5,500		303,599
Merck & Co., Inc. (Pharmaceuticals)	1,431		183,884
Nektar Therapeutics* (Pharmaceuticals)	3,002		209,570
Nuvation Bio, Inc.* (Pharmaceuticals)	37,216		211,387
Ocular Therapeutix, Inc.* (Pharmaceuticals)	19,502		191,510
Omeros Corp.*(a) (Pharmaceuticals)	16,711		158,922
Organon & Co. (Pharmaceuticals)	12,739		172,486
Pacira BioSciences, Inc.* (Pharmaceuticals)	7,278		184,643
Perrigo Co. PLC (Pharmaceuticals)	15,260		158,551
Pfizer, Inc. (Pharmaceuticals)	6,658		160,325
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	10,944		118,742
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	4,568		143,435

Common Stocks, continued

Shares		Value
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,469		$163,980
Rapport Therapeutics, Inc.* (Pharmaceuticals)	3,855		160,638
Relmada Therapeutics, Inc.* (Pharmaceuticals)	17,078		118,180
Royalty Pharma PLC—Class A (Pharmaceuticals)	3,127		175,331
Septerna, Inc.* (Pharmaceuticals)	3,303		110,617
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,780		175,808
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,782		175,099
Theravance Biopharma, Inc.* (Pharmaceuticals)	6,286		106,862
Trevi Therapeutics, Inc.* (Pharmaceuticals)	12,720		237,228
VeraDermics, Inc.* (Pharmaceuticals)	1,833		225,349
Viatris, Inc. (Pharmaceuticals)	10,808		171,631
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	30,115		174,968
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	19,640		155,549
Zevra Therapeutics, Inc.* (Pharmaceuticals)	9,630		138,094
Zoetis, Inc. (Pharmaceuticals)	2,097		150,690
TOTAL COMMON STOCKS (Cost $6,871,054)		11,163,971

Repurchase Agreements(b) (3.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $384,037		$384,000		$384,000
TOTAL REPURCHASE AGREEMENTS (Cost $384,000)				384,000

Collateral for Securities Loaned(c) (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)	161,233		$161,233
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $161,233)		161,233
TOTAL INVESTMENT SECURITIES (Cost $7,416,287)—101.7%			11,709,204
Net other assets (liabilities)—(1.7)%			(198,713)
NET ASSETS—100.0%			$11,510,491
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $149,592.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Pharmaceuticals  ::  65

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	7/23/26		4.38%	$402,991	$10,231
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2026:

	Value	% of Net Assets
Biotech & Pharma	$438,176		3.8%
Biotechnology	462,786		4.0%
Pharmaceuticals	10,263,009		89.2%
Other**	346,520		3.0%
Total	$11,510,491		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

66  ::  ProFund VP Precious Metals  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $52,481,118		$52,476,000		$52,476,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,476,000)			52,476,000
TOTAL INVESTMENT SECURITIES (Cost $52,476,000)—101.9%				52,476,000
Net other assets (liabilities)—(1.9)%				(969,677)
NET ASSETS—100.0%				$51,506,323

(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $8,615,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International		7/23/26		4.38%		$25,590,045	$(762,592)
Dow Jones Precious Metals Index	UBS AG		7/23/26			4.68%	25,898,276	(816,338)
							$51,488,321	$(1,578,930)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Real Estate  ::  67

Common Stocks (97.7%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	951		$50,260
American Tower Corp.—Class A (Specialized REITs)	1,874		306,530
AvalonBay Communities, Inc. (Residential REITs)	842		158,876
Boston Properties, Inc. (Office REITs)	899		59,613
Camden Property Trust (Residential REITs)	610		69,839
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,776		239,210
CoStar Group, Inc.* (Real Estate Management & Development)	2,476		70,120
Crown Castle International Corp. (Specialized REITs)	2,647		200,457
Digital Realty Trust, Inc. (Specialized REITs)	1,477		265,240
Equinix, Inc. (Specialized REITs)	397		413,829
Equity Residential (Residential REITs)	2,068		140,479
Essex Property Trust, Inc. (Residential REITs)	390		113,720
Extra Space Storage, Inc. (Specialized REITs)	1,281		186,129
Federal Realty Investment Trust (Retail REITs)	477		58,881
Healthpeak Properties, Inc. (Health Care REITs)	4,181		89,473
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,863		91,592
Invitation Homes, Inc. (Residential REITs)	3,314		100,116
Iron Mountain, Inc. (Specialized REITs)	1,804		227,863
Kimco Realty Corp. (Retail REITs)	4,090		103,682
Mid-America Apartment Communities, Inc. (Residential REITs)	706		98,092
Prologis, Inc. (Industrial REITs)	3,750		508,013
Public Storage (Specialized REITs)	824		262,287
Realty Income Corp. (Retail REITs)	4,299		266,366
Regency Centers Corp. (Retail REITs)	999		79,660
SBA Communications Corp.—Class A (Specialized REITs)	643		113,464

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	1,304		$291,639
UDR, Inc. (Residential REITs)	1,793		71,577
Ventas, Inc. (Health Care REITs)	2,948		261,782
VICI Properties, Inc. (Specialized REITs)	6,627		175,947
Welltower, Inc. (Health Care REITs)	2,839		644,369
Weyerhaeuser Co. (Specialized REITs)	4,373		104,690
TOTAL COMMON STOCKS (Cost $2,103,350)		5,823,795

Repurchase Agreements(a) (0.7%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $42,004	$42,000		$42,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,000)			42,000
TOTAL INVESTMENT SECURITIES (Cost $2,145,350)—98.4%			5,865,795
Net other assets (liabilities)—1.6%			95,487
NET ASSETS—100.0%			$5,961,282
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International		7/23/26		4.38%	$127,886	$(3,342)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Health Care REITs		$995,624		16.7%
Hotel & Resort REITs		91,592		1.5%
Industrial REITs		508,013		8.5%
Office REITs		109,873		1.8%
Real Estate Management & Development		309,330		5.2%
Residential REITs		752,699		12.6%
Retail REITs		800,228		13.4%

	Value		% of Net Assets
Specialized REITs		$2,256,436	38.0%
Other**	137,487		2.3%
Total		$5,961,282	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

68  ::  ProFund VP Rising Rates Opportunity  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $4,753,464		$4,753,000		$4,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,753,000)				4,753,000
TOTAL INVESTMENT SECURITIES (Cost $4,753,000)—100.3%				4,753,000
Net other assets (liabilities)—(0.3)%				(12,750)
NET ASSETS—100.0%				$4,740,250
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $62,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Citibank North America		7/15/26		(3.53)%	$(4,973,565)	$(35,921)
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Societe Generale		7/15/26		(3.46)%	(905,209)	(5,789)
						$(5,878,774)	$(41,710)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Semiconductor  ::  69

Common Stocks (64.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,332		$5,421,052
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	710		49,430
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	653		56,308
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,794		1,109,693
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,542		3,283,866
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	765		369,510
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	27,097		10,235,892
Cerebras Systems, Inc.*(a) (Semiconductors & Semiconductor Equipment)	197		43,537
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	292		43,371
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	929		252,642
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	754		37,127
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	873		157,018
GLOBALFOUNDRIES, Inc. (Semiconductors & Semiconductor Equipment)	596		49,116
Intel Corp.* (Semiconductors & Semiconductor Equipment)	27,038		3,775,316
KLA Corp. (Semiconductors & Semiconductor Equipment)	7,476		2,255,584
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	7,157		3,101,343
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	784		119,921
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	376		143,019
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,011		1,492,727
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,097		282,446
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,454		7,449,788
MKS, Inc. (Semiconductors & Semiconductor Equipment)	387		172,138
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	281		388,443
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	138,614		27,735,274

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V.† (Semiconductors & Semiconductor Equipment)	1,445		$406,088
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,243		212,053
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	285		107,858
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	1,198		195,645
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	458		42,718
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,032		1,114,653
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	619		82,166
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	189		41,308
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	861		58,376
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	896		433,521
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,208		1,552,349
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	249		21,561
TOTAL COMMON STOCKS (Cost $18,242,051)		72,292,857

Repurchase Agreements(b) (1.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $1,490,145		$1,490,000		$1,490,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,490,000)				1,490,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)	63,284		$63,284
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $63,284)			63,284
TOTAL INVESTMENT SECURITIES (Cost $19,795,335)—65.9%			73,846,141
Net other assets (liabilities)—34.1%			38,154,503
NET ASSETS—100.0%			$112,000,644

See accompanying notes to financial statements.

70  ::  ProFund VP Semiconductor  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $43,537.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International		7/23/26	4.38%	$39,440,110	$62,503
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Semiconductors & Semiconductor Equipment		$72,292,857		64.5%
Other**	39,707,787			35.5%
Total		$112,000,644		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Short Dow 30  ::  71

Repurchase Agreements(a)(b) (77.7%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.52%, dated 6/30/26, due 7/1/26, total to be received $4,000	$4,000		$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $4,000)—77.7%			4,000
Net other assets (liabilities)—22.3%			1,149
NET ASSETS—100.0%			$5,149
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $4,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International		7/27/26		(4.13)%	$(2,080)	$(5)
Dow Jones Industrial Average	UBS AG		7/27/26		(4.28)%	(3,012)	(8)
						$(5,092)	$(13)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

72  ::  ProFund VP Short Emerging Markets  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (92.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $416,041		$416,000		$416,000
TOTAL REPURCHASE AGREEMENTS (Cost $416,000)				416,000
TOTAL INVESTMENT SECURITIES (Cost $416,000)—92.9%				416,000
Net other assets (liabilities)—7.1%				31,711
NET ASSETS—100.0%				$447,711
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $72,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International		7/27/26		(3.43)%	$(154,200)	$(1,808)
S&P Emerging 50 ADR Index (USD)	UBS AG		7/27/26		(3.63)%	(291,628)	(3,821)
						$(445,828)	$(5,629)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Short International  ::  73

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $430,042		$430,000		$430,000
TOTAL REPURCHASE AGREEMENTS (Cost $430,000)				430,000
TOTAL INVESTMENT SECURITIES (Cost $430,000)—100.3%				430,000
Net other assets (liabilities)—(0.3)%				(1,300)
NET ASSETS—100.0%				$428,700
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $59,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International		7/27/26		(3.58)%	$(268,308)	$(882)
MSCI EAFE Index	UBS AG		7/27/26		(3.93)%	(157,313)	(509)
						$(425,621)	$(1,391)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

74  ::  ProFund VP Short Mid-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (97.5%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $39,004	$39,000		$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)			39,000
TOTAL INVESTMENT SECURITIES (Cost $39,000)—97.5%			39,000
Net other assets (liabilities)—2.5%			1,003
NET ASSETS—100.0%			$40,003
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $16,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International		7/27/26		(3.88)%	$(16,493)	$(111)
S&P MidCap 400	UBS AG		7/27/26		(4.28)%	(23,206)	(161)
						$(39,699)	$(272)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Short Nasdaq-100  ::  75

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $1,324,129		$1,324,000		$1,324,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,324,000)				1,324,000
TOTAL INVESTMENT SECURITIES (Cost $1,324,000)—95.7%				1,324,000
Net other assets (liabilities)—4.3%				60,177
NET ASSETS—100.0%				$1,384,177
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $221,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International		7/27/26		(4.13)%	$(653,969)	$(10,782)
Nasdaq‑100 Index	UBS AG		7/27/26		(4.28)%	(726,632)	(11,234)
						$(1,380,601)	$(22,016)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

76  ::  ProFund VP Short Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $1,459,142		$1,459,000		$1,459,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,459,000)				1,459,000
TOTAL INVESTMENT SECURITIES (Cost $1,459,000)—99.1%				1,459,000
Net other assets (liabilities)—0.9%				13,679
NET ASSETS—100.0%				$1,472,679
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $209,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	1		9/21/26	$(152,280)	$(7,839)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International		7/27/26		(3.78)%	$(378,046)	$(1,845)
Russell 2000 Index	UBS AG		7/27/26		(3.93)%	(942,091)	(4,662)
						$(1,320,137)	$(6,507)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  77

Common Stocks (74.8%)

	Shares	Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)	320		$12,270
1‑800-Flowers.com, Inc.*—Class A (Specialty Retail)	61		212
1st Source Corp. (Banks)	49		3,997
1stdibs.Com, Inc.* (Broadline Retail)	64		314
3D Systems Corp.* (Machinery)	389		1,175
4D Molecular Therapeutics, Inc.* (Biotechnology)	123		1,636
8x8, Inc.* (Software)	374		640
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	78		679
A10 Networks, Inc. (Software)	195		7,285
AAR Corp.* (Aerospace & Defense)	107		15,294
Abacus Global Management, Inc. (Insurance)	75		803
Abeona Therapeutics, Inc.* (Biotech & Pharma)	117		723
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	120		10,801
ABM Industries, Inc. (Commercial Services & Supplies)	159		7,034
Absci Corp.* (Biotechnology)	371		4,300
Acacia Research Corp.* (Financial Services)	94		438
Academy Sports & Outdoors, Inc. (Specialty Retail)	175		8,248
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	250		7,383
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	346		8,754
Acadia Realty Trust (Retail REITs)	366		7,653
Acadian Asset Management, Inc. (Capital Markets)	76		5,436
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	139		1,753
Accelerant Holdings* (Insurance)	164		1,922
Accendra Health, Inc.* (Health Care Providers & Services)	193		660
ACCO Brands Corp. (Commercial Services & Supplies)	247		1,028
Achieve Life Sciences, Inc.*(a) (Biotechnology)	209		1,365
ACI Worldwide, Inc.* (Software)	276		13,880
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	318		1,682
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	145		18,399
Acme United Corp. (Wholesale—Discretionary)	9		429
ACNB Corp. (Banks)	27		1,603
ACRES Commercial Realty Corp.* (Specialty Finance)	16		285
Acumen Pharmaceuticals, Inc.* (Biotechnology)	127		339
Acuren Corp.* (Asset Management)	486		3,932
Acushnet Holdings Corp. (Leisure Products)	75		8,890
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	459		3,300
Adamas Trust, Inc. (Mortgage REITs)	229		2,148
AdaptHealth Corp.* (Health Care Providers & Services)	276		2,876
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	413		8,858
ADC Therapeutics S.A.* (Biotechnology)	288		308
Addus HomeCare Corp.* (Health Care Providers & Services)	50		5,024

Common Stocks, continued

	Shares	Value
Adeia, Inc. (Software)	299		$9,846
Adient PLC* (Automobile Components)	213		3,915
ADMA Biologics, Inc.* (Biotechnology)	619		5,181
ADTRAN Holdings, Inc.* (Communications Equipment)	206		2,863
Advance Auto Parts, Inc. (Specialty Retail)	165		10,266
AdvanSix, Inc. (Chemicals)	72		1,431
Advantage Solutions, Inc.* (Advertising & Marketing)	12		519
Aebi Schmidt Holding AG (Machinery)	101		1,268
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	82		7,877
Aeluma, Inc.* (Semiconductors)	35		773
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	174		285
AerSale Corp.* (Aerospace & Defense)	99		626
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	75		2,154
Aevex Corporation* (Aerospace & Defense)	49		1,024
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	80		634
Agenus, Inc.* (Biotechnology)	107		327
agilon health, Inc.* (Health Care Facilities & Services)	33		3,537
Agilysys, Inc.* (Software)	71		7,420
Agios Pharmaceuticals, Inc.* (Biotechnology)	159		5,900
AirJoule Technologies Corp.* (Electrical Equipment)	87		482
AIRO Group Holdings, Inc.* (Aerospace & Defense)	60		443
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	26		117
Akebia Therapeutics, Inc.* (Biotechnology)	693		790
Aktis Oncology, Inc.* (Biotech & Pharma)	57		1,837
Alamar Biosciences, Inc.* (Life Sciences Tools & Services)	36		975
Alamo Group, Inc. (Machinery)	28		4,606
Alarm.com Holdings, Inc.* (Software)	129		6,027
Albany International Corp. (Machinery)	78		5,811
Alector, Inc.* (Biotechnology)	263		529
Alerus Financial Corp. (Financial Services)	64		1,990
Alexander’s, Inc. (Retail REITs)	6		1,653
Alico, Inc. (Food Products)	16		662
Alignment Healthcare, Inc.* (Health Care Providers & Services)	548		13,048
Alkami Technology, Inc.* (Software)	182		3,298
Alkermes PLC* (Biotechnology)	450		23,577
Allegiant Travel Co.* (Passenger Airlines)	66		7,762
Alliance Laundry Holdings, Inc.* (Machinery)	118		3,129
Allied Motion Technologies, Inc. (Electrical Equipment)	40		4,117
Allogene Therapeutics, Inc.* (Biotechnology)	712		1,481
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	66		3,124
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	29		4,783
Alpha Teknova, Inc.* (Biotech & Pharma)	30		170
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	333		2,880
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	42		872

See accompanying notes to financial statements.

78  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	54	$349
AlTi Global, Inc.* (Capital Markets)	135	487
Altice USA, Inc.*—Class A (Cable & Satellite)	715	1,037
Altimmune, Inc.* (Biotechnology)	533	1,620
Alto Ingredients, Inc.* (Chemicals)	198	1,129
Alto Neuroscience, Inc.* (Pharmaceuticals)	70	1,847
Alumis, Inc.* (Pharmaceuticals)	212	5,966
ALX Oncology Holdings, Inc.* (Biotechnology)	289	598
Amalgamated Financial Corp. (Banks)	49	2,249
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	114	9,781
Ambiq Micro, Inc.* (Semiconductors & Semiconductor Equipment)	50	4,415
AMC Entertainment Holdings, Inc.* (Entertainment)	1,671	3,175
AMC Networks, Inc.*—Class A (Media)	85	848
Amerant Bancorp, Inc. (Banks)	93	2,373
Ameresco, Inc.*—Class A (Construction & Engineering)	88	2,429
American Assets Trust, Inc. (Equity REIT— Diversified)	134	3,308
American Battery Technology Co.* (Metals & Mining)	347	982
American Coastal Insurance Corporation (Insurance)	68	755
American Eagle Outfitters, Inc. (Specialty Retail)	427	7,344
American Integrity Insurance Group, Inc. (Insurance)	33	621
American Public Education, Inc.* (Diversified Consumer Services)	48	2,578
American Realty Investors, Inc.* (Real Estate Management & Development)	4	89
American Resources Corporation* (Oil, Gas & Consumable Fuels)	238	512
American States Water Co. (Water Utilities)	107	8,841
American Superconductor Corp.* (Electrical Equipment)	126	5,230
Ameris Bancorp (Banks)	178	16,066
AMERISAFE, Inc. (Insurance)	51	1,725
Ames National Corp. (Banks)	24	711
AMMO, Inc.* (Leisure Products)	289	659
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	106	3,431
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	458	7,928
Ampco-Pittsburgh Corp.* (Metals & Mining)	43	372
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	87	1,756
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	96	382
Amplitude, Inc.*—Class A (Software)	259	1,981
Amprius Technologies, Inc.* (Electrical Equipment)	369	5,114
Amtech Systems, Inc.* (Semiconductors & Semiconductor Equipment)	31	715
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	247	4,436
AN2 Therapeutics, Inc.* (Pharmaceuticals)	71	344
AnaptysBio, Inc.* (Biotechnology)	53	3,578
Anavex Life Sciences Corp.* (Biotechnology)	247	640

Common Stocks, continued

Shares		Value
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	45		$409
Angi, Inc.* (Interactive Media & Services)	79		470
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	100		1,301
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	55		4,553
Anika Therapeutics, Inc.* (Biotechnology)	31		454
Annexon, Inc.* (Biotechnology)	417		2,381
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	219		2,157
Anterix, Inc.* (Diversified Telecommunication Services)	31		3,191
Apogee Enterprises, Inc. (Building Products)	57		2,607
Apogee Therapeutics, Inc.* (Biotechnology)	121		16,060
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	364		3,888
Appian Corp.*—Class A (Software)	107		2,450
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	590		9,918
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	290		1,206
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	515		2,791
Arbutus Biopharma Corp.* (Biotechnology)	431		2,069
ArcBest Corp. (Ground Transportation)	60		8,612
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	1,809		8,557
Archrock, Inc. (Energy Equipment & Services)	469		19,094
Arcosa, Inc. (Construction & Engineering)	133		19,324
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	72		484
Arcus Biosciences, Inc.* (Biotechnology)	240		7,399
Arcutis Biotherapeutics, Inc.* (Biotechnology)	307		8,050
Ardagh Metal Packaging SA (Containers & Packaging)	380		1,801
Ardelyx, Inc.* (Biotechnology)	656		3,346
Ardent Health Partners, Inc.* (Health Care Providers & Services)	63		620
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	96		1,345
Ares Commercial Real Estate Corp. (Mortgage REITs)	143		644
Argan, Inc. (Construction & Engineering)	37		29,546
Arhaus, Inc. (Specialty Retail)	141		1,187
Arko Corp. (Specialty Retail)	199		1,598
ARKO Petroleum Corporation (Specialty Retail)	33		622
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	291		3,923
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	206		1,458
Armata Pharmaceuticals, Inc.* (Biotechnology)	32		207
ARMOUR Residential REIT, Inc. (Mortgage REITs)	341		5,949
Array Technologies, Inc.* (Electrical Equipment)	415		3,075
ArriVent Biopharma, Inc.* (Biotechnology)	102		3,543
Arrow Financial Corp. (Banks)	44		1,804
ARS Pharmaceuticals, Inc.*(a) (Biotechnology)	165		1,322
Arteris, Inc.* (Software)	94		4,567
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	173		5,974
Artiva Biotherapeutics, Inc.* (Biotechnology)	12		116
Artivion, Inc.* (Health Care Equipment & Supplies)	123		2,764
Arvinas, Inc.* (Pharmaceuticals)	160		1,330

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  79

Common Stocks, continued

	Shares		Value
Asana, Inc.*—Class A (Software)	261		$1,827
Asbury Automotive Group, Inc.* (Specialty Retail)	53		10,657
Ashland, Inc. (Chemicals)	125		8,236
ASP Isotopes, Inc.* (Chemicals)	312		1,941
Aspen Aerogels, Inc.* (Chemicals)	182		1,154
Assembly Biosciences, Inc.* (Biotechnology)	26		714
Associated Banc-Corp. (Banks)	391		12,031
Astec Industries, Inc. (Machinery)	62		3,794
Astrana Health, Inc.* (Health Care Providers & Services)	122		5,662
Astronics Corp.* (Aerospace & Defense)	86		6,988
ASTRONICS CORPORATION—CLASS B*— Class B (Aerospace & Defense)	—	(b)	15
Asure Software, Inc.* (Professional Services)	65		516
AtaiBeckley, Inc.* (Pharmaceuticals)	860		4,532
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	190		884
Ategrity Specialty Holdings, LLC* (Insurance)	25		601
Atkore, Inc. (Electrical Equipment)	92		6,996
Atlanta Braves Holdings, Inc.*—Class C (Entertainment)	134		6,955
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	18		1,014
Atlantic Union Bankshares Corp. (Banks)	388		16,416
Atlanticus Holdings Corp.* (Consumer Finance)	14		1,432
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	222		3,687
Atmus Filtration Technologies, Inc. (Machinery)	224		11,422
ATN International, Inc. (Diversified Telecommunication Services)	27		715
Atomera, Inc.* (Semiconductors)	103		897
AtriCure, Inc.* (Health Care Equipment & Supplies)	134		3,749
Atrium Therapeutics, Inc.* (Biotech & Pharma)	38		511
Aura Biosciences, Inc.* (Biotechnology)	120		852
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	320		5,430
Avalo Therapeutics, Inc.* (Biotechnology)	112		2,070
Avalyn Pharma, Inc.* (Pharmaceuticals)	46		1,514
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	123		3,060
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	210		1,800
AvePoint, Inc.* (Software)	455		5,101
Aviat Networks, Inc.* (Communications Equipment)	32		710
Avidbank Holdings, Inc.* (Banks)	25		826
Avidia Bancorp, Inc. (Banks)	49		1,029
Avient Corp. (Chemicals)	251		9,277
Avista Corp. (Multi-Utilities)	225		9,205
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	84		15,914
Axogen, Inc.* (Health Care Equipment & Supplies)	141		6,513
Axos Financial, Inc.* (Banks)	149		14,511
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	168		12,109
Azenta, Inc.* (Life Sciences Tools & Services)	113		2,884
AZZ, Inc. (Building Products)	81		12,559
B&G Foods, Inc.(a) (Food Products)	211		840
B. Riley Financial, Inc.* (Capital Markets)	62		498
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	360		5,076

Common Stocks, continued

	Shares	Value
Backblaze, Inc.*—Class A (IT Services)	157		$2,490
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	80		11,870
Bakkt Holdings, Inc.* (Institutional Financial Services)	79		617
Balchem Corp. (Chemicals)	88		14,869
Bally’s Corp.* (Leisure Facilities & Services)	28		384
Banc of California, Inc. (Banks)	414		8,458
BancFirst Corp. (Banks)	58		6,446
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	80		4,918
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	80		5,064
Bank First Corp. (Banks)	28		4,154
Bank of Hawaii Corp. (Banks)	107		8,719
Bank of Marin Bancorp (Banks)	40		1,108
Bank7 Corp. (Banks)	12		587
BankUnited, Inc. (Banks)	200		9,690
Bankwell Financial Group, Inc. (Banks)	16		940
Banner Corp. (Banks)	91		6,046
Bar Harbor Bankshares (Banks)	45		1,699
Barnes & Noble Education, Inc. (Retail— Discretionary)	45		565
Barrett Business Services, Inc. (Professional Services)	64		2,273
BayCom Corp. (Banks)	28		921
BCB Bancorp, Inc. (Banks)	43		461
Beacon Financial Corporation (Banks)	229		6,973
Beam Therapeutics, Inc.* (Biotechnology)	266		9,129
Beazer Homes USA, Inc.* (Household Durables)	67		1,879
Bed Bath & Beyond, Inc.* (Specialty Retail)	200		1,158
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	5		1,456
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	33		10,990
Belden, Inc. (Electronic Equipment, Instruments & Components)	106		12,710
BellRing Brands, Inc.* (Personal Care Products)	318		4,115
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	97		9,571
Benitec Biopharma, Inc.* (Biotech & Pharma)	57		763
Beta Bionics, Inc.* (Biotechnology)	109		1,708
Beta Technologies, Inc.*—Class A (Aerospace & Defense)	91		1,524
Better Home & Finance Holding Co.* (Specialty Finance)	21		578
BGC Group, Inc.—Class A (Capital Markets)	1,013		10,828
Bicara Therapeutics, Inc.* (Biotechnology)	119		3,533
BigBear.ai Holdings, Inc.*(a) (IT Services)	1,312		4,815
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	204		604
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2		852
BioAge Labs, Inc.* (Pharmaceuticals)	94		2,304
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	625		6,250
Biohaven, Ltd.* (Biotechnology)	358		5,327
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	114		3,219
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	129		1,218
Bit Digital, Inc.* (Software)	883		1,589

See accompanying notes to financial statements.

80  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Bitdeer Technologies Group* (Technology Services)	349		$5,538
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	52		3,158
BK Technologies Corporation* (Technology Hardware)	8		688
BKV Corp.* (Oil, Gas & Consumable Fuels)	87		2,380
Black Diamond Therapeutics, Inc.* (Biotechnology)	127		235
Black Hills Corp. (Multi-Utilities)	209		15,550
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)	47		390
Blackbaud, Inc.* (Software)	97		2,873
BlackLine, Inc.* (Software)	134		3,761
BlackSky Technology, Inc.* (Professional Services)	90		2,513
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	434		7,355
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	231		319
Blend Labs, Inc.*—Class A (Software)	494		845
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	231		2,111
Blue Bird Corp.* (Machinery)	86		6,791
Blue Ridge Bankshares, Inc. (Banking)	176		621
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	21		1,299
Bob’s Discount Furniture, Inc.* (Specialty Retail)	53		838
Boise Cascade Co. (Trading Companies & Distributors)	98		7,608
Boot Barn Holdings, Inc.* (Specialty Retail)	83		13,634
Borr Drilling, Ltd.* (Energy Equipment & Services)	641		2,647
Boston Omaha Corp.*—Class A (Media)	59		805
Bowhead Specialty Holdings, Inc.* (Insurance)	49		1,467
Bowman Consulting Group, Ltd.* (Construction & Engineering)	39		1,139
Box, Inc.*—Class A (Software)	368		9,767
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	158		341
Brand Engagement Network, Inc.* (IT Services)	12		205
Brandywine Realty Trust (Office REITs)	456		1,446
Braze, Inc.*—Class A (Software)	257		5,574
BRC, Inc.*(a)—Class A (Food Products)	209		232
Bread Financial Holdings, Inc. (Consumer Finance)	110		11,918
Bridgewater Bancshares, Inc.* (Banks)	58		1,220
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	20		1,404
BrightSpire Capital, Inc. (Mortgage REITs)	331		1,804
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	438		30,545
BrightView Holdings, Inc.* (Commercial Services & Supplies)	191		2,706
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	117		19,656
Bristow Group, Inc. (Energy Equipment & Services)	71		2,934
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	523		10,810
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	644		10,362

Common Stocks, continued

	Shares	Value
Brookfield Business Corporation (Technology Hardware)	188		$5,612
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	339		13,052
BRT Apartments Corp. (Residential REITs)	27		415
Build-A-Bear Workshop, Inc. (Specialty Retail)	33		1,010
Bumble, Inc.*—Class A (Interactive Media & Services)	272		870
Burford Capital, Ltd. (Financial Services)	549		2,251
Burke & Herbert Financial Services Corp. (Banks)	41		2,946
Business First Bancshares, Inc. (Banks)	85		2,612
Butterfly Network, Inc.* (Medical Equipment & Devices)	565		4,757
BV Financial, Inc.* (Banking)	18		381
Byline Bancorp, Inc. (Banks)	83		3,126
C&F Financial Corp. (Banking)	8		640
C3.ai, Inc.*—Class A (Software)	369		3,354
C4 Therapeutics, Inc.* (Biotechnology)	272		1,270
Cabaletta Bio, Inc.* (Biotechnology)	302		939
Cable One, Inc.* (Media)	14		744
Cabot Corp. (Chemicals)	140		12,715
Cactus, Inc.—Class A (Energy Equipment & Services)	189		9,682
Cadiz, Inc.* (Water Utilities)	154		644
Cadre Holdings, Inc. (Aerospace & Defense)	85		2,423
Caledonia Mining Corp. PLC (Metals & Mining)	45		860
Caleres, Inc. (Specialty Retail)	89		1,101
California Resources Corp. (Oil, Gas & Consumable Fuels)	197		10,415
California Water Service Group (Water Utilities)	163		7,930
Calix, Inc.* (Communications Equipment)	159		5,934
Callaway Golf Company* (Leisure Products)	379		7,121
Cal-Maine Foods, Inc. (Food Products)	117		9,425
Calumet, Inc.* (Chemicals)	186		6,700
Camden National Corp. (Banks)	46		2,494
CAMP4 Therapeutics Corp.* (Biotechnology)	85		371
Camping World Holdings, Inc.—Class A (Specialty Retail)	165		1,259
Canadian Solar, Inc.* (Semiconductors & Semiconductor Equipment)	131		2,099
Candel Therapeutics, Inc.* (Biotechnology)	170		1,751
Cannae Holdings, Inc. (Financial Services)	107		1,541
Canton Strategic Holdings, Inc.* (Biotechnology)	119		336
Capital Bancorp, Inc. (Banks)	30		1,054
Capital City Bank Group, Inc. (Banks)	38		1,878
Capitol Federal Financial, Inc. (Banks)	329		2,800
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	322		5,980
Capricor Therapeutics, Inc.* (Biotechnology)	144		3,468
CapsoVision, Inc.* (Health Care Equipment & Supplies)	94		713
Cardinal Infrastructure Group, Inc.*—Class A (Engineering & Construction)	46		4,333
CareDx, Inc.* (Biotechnology)	138		3,933
CareTrust REIT, Inc. (Health Care REITs)	610		24,613
Cargurus, Inc.* (Interactive Media & Services)	202		6,886
Caribou Biosciences, Inc.* (Biotechnology)	246		433
Carlsmed, Inc.* (Health Care Equipment & Supplies)	23		239

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  81

Common Stocks, continued

	Shares	Value
Carriage Services, Inc. (Diversified Consumer Services)	38		$1,457
Cars.com, Inc.* (Interactive Media & Services)	122		1,335
Carter Bankshares, Inc. (Banks)	60		2,041
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	97		3,993
Cartesian Therapeutics, Inc.* (Biotechnology)	35		365
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	172		16,679
Cass Information Systems, Inc. (Financial Services)	31		1,591
Castle Biosciences, Inc.* (Health Care Providers & Services)	80		1,908
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	316		9,932
Cathay General Bancorp (Banks)	176		10,910
Cavco Industries, Inc.* (Household Durables)	21		12,902
CB Financial Services, Inc. (Banking)	13		493
CBIZ, Inc.* (Professional Services)	132		4,235
CBL & Associates Properties, Inc. (Retail REITs)	50		2,655
CECO Environmental Corp.* (Commercial Services & Supplies)	142		12,885
Celcuity, Inc.* (Biotechnology)	103		10,776
Celldex Therapeutics, Inc.* (Biotechnology)	210		7,814
Centerspace (Residential REITs)	46		2,585
Central Garden & Pet Co.* (Household Products)	22		975
Central Garden & Pet Co.*—Class A (Household Products)	135		5,234
Central Pacific Financial Corp. (Banks)	70		2,674
Centrus Energy Corp.*(a)—Class A (Oil, Gas & Consumable Fuels)	50		8,394
Centuri Holdings, Inc.* (Construction & Engineering)	238		7,197
Century Aluminum Co.* (Metals & Mining)	188		8,650
Century Communities, Inc. (Household Durables)	68		4,873
Century Therapeutics, Inc.* (Biotechnology)	331		811
Cerence, Inc.* (Software)	120		1,358
CeriBell, Inc.* (Health Care Equipment & Supplies)	74		1,439
Certara, Inc.* (Health Care Technology)	312		2,044
Cerus Corp.* (Health Care Equipment & Supplies)	534		1,559
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	74		3,490
CF Bankshares, Inc. (Banking)	14		459
CG Oncology, Inc.* (Biotechnology)	198		14,068
Chain Bridge Bancorp, Inc.* (Banking)	7		294
Chaince Digital Holdings, Inc.* (Commercial Support Services)	179		782
Champion Homes, Inc.* (Household Durables)	150		13,218
ChargePoint Holdings, Inc.* (Electrical Equipment)	65		384
Chatham Lodging Trust (Hotel & Resort REITs)	121		1,601
Chemung Financial Corp. (Banks)	11		820
Chesapeake Utilities Corp. (Gas Utilities)	65		7,961
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	51		547
Chimera Investment Corp. (Mortgage REITs)	226		3,015
ChoiceOne Financial Services, Inc. (Banks)	39		1,326
Cimpress PLC* (Commercial Services & Supplies)	46		4,678
Cinemark Holdings, Inc. (Entertainment)	286		9,075

Common Stocks, continued

	Shares	Value
Cipher Mining, Inc.* (Software)	911		$22,320
Citi Trends, Inc.* (Specialty Retail)	14		810
Citizens & Northern Corp. (Banks)	47		1,096
Citizens Community Bancorp, Inc. (Banking)	25		585
Citizens Financial Services, Inc. (Banks)	12		869
Citizens, Inc.* (Insurance)	123		706
City Holding Co. (Banks)	38		5,040
Civeo Corporation* (Commercial Services & Supplies)	28		980
Civista Bancshares, Inc. (Banks)	56		1,580
Claritev Corp.* (Technology Services)	26		887
Clarivate PLC* (Professional Services)	939		2,028
Claros Mortgage Trust, Inc.* (Mortgage REITs)	258		606
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	441		904
Cleanspark, Inc.* (Software)	679		9,879
Clear Channel Outdoor Holdings, Inc.* (Media)	1,050		2,541
Clear Secure, Inc.—Class A (Software)	256		14,267
Clearfield, Inc.* (Communications Equipment)	31		1,233
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	76		1,356
Clearwater Paper Corp.* (Paper & Forest Products)	42		659
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	45		1,044
Clover Health Investments Corp.* (Health Care Facilities & Services)	1,129		5,917
CNB Financial Corp. (Banks)	79		2,663
CNO Financial Group, Inc. (Insurance)	252		12,846
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	371		12,588
Coastal Financial Corp.* (Banks)	36		2,790
CoastalSouth Bancshares, Inc. (Banks)	22		591
Codexis, Inc.* (Life Sciences Tools & Services)	232		524
Cogent Biosciences, Inc.* (Biotechnology)	447		17,299
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	132		1,832
Cohen & Steers, Inc. (Capital Markets)	76		5,787
Coherus Oncology, Inc.* (Biotechnology)	351		491
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	125		9,239
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	88		3,186
Colony Bankcorp, Inc. (Banks)	56		1,125
Columbia Financial, Inc.* (Banks)	71		1,507
Columbus McKinnon Corp. (Machinery)	77		1,165
Commercial Bancgroup, Inc. (Banks)	23		743
Commercial Metals Co. (Metals & Mining)	303		19,014
Commercial Vehicle Group, Inc.* (Machinery)	83		383
Community Bancorp (Banks)	14		547
Community Financial System, Inc. (Banks)	144		9,665
Community Health Systems, Inc.* (Health Care Providers & Services)	348		1,162
Community Healthcare Trust, Inc. (Health Care REITs)	74		1,353
Community Trust Bancorp, Inc. (Banks)	44		3,184
Community West Bancshares (Banks)	66		1,773
CommVault Systems, Inc.* (Software)	120		17,008
Compass Diversified Holdings* (Financial Services)	183		1,951
Compass Minerals International, Inc.* (Metals & Mining)	86		2,677

See accompanying notes to financial statements.

82  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Compass Therapeutics, Inc.* (Biotechnology)	352	$771
Compass, Inc.*—Class A (Real Estate Management & Development)	1,929	23,784
CompX International, Inc. (Commercial Services & Supplies)	4	100
Comstock Holding Cos., Inc.* (Real Estate Management & Development)	10	160
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	191	2,850
Comstock, Inc.* (Oil, Gas & Consumable Fuels)	198	824
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	316	9,401
Concentrix Corp. (Professional Services)	115	2,577
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	56	675
Conduent, Inc.* (Professional Services)	386	564
CONMED Corp. (Health Care Equipment & Supplies)	83	2,717
Connect Biopharma Holdings Ltd.* (Biotechnology)	40	95
ConnectOne Bancorp, Inc. (Banks)	131	4,381
Consensus Cloud Solutions, Inc.* (Software)	48	1,831
Consolidated Water Co., Ltd. (Water Utilities)	42	1,239
Constellium SE* (Metals & Mining)	364	11,601
Construction Partners, Inc.*—Class A (Construction & Engineering)	130	15,440
Consumer Portfolio Services, Inc.* (Consumer Finance)	25	240
Contango ORE, Inc.* (Metals & Mining)	71	1,121
Context Therapeutics, Inc.* (Pharmaceuticals)	250	138
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	72	1,180
Cooper-Standard Holdings, Inc.* (Automobile Components)	46	1,244
COPT Defense Properties (Office REITs)	312	11,353
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	44	413
Core Laboratories, Inc. (Energy Equipment & Services)	125	1,456
Core Molding Technologies, Inc.* (Chemicals)	22	519
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	136	10,883
Core Scientific, Inc.* (IT Services)	843	21,572
CoreCivic, Inc.* (Commercial Services & Supplies)	264	8,020
CorMedix, Inc.* (Pharmaceuticals)	200	1,570
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	128	1,238
CorVel Corp.* (Health Care Providers & Services)	79	4,939
Corvus Pharmaceuticals, Inc.* (Biotechnology)	182	2,719
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	23	404
Costamare, Inc. (Marine Transportation)	121	1,696
Coty, Inc.*—Class A (Personal Care Products)	971	2,097
Coursera, Inc.* (Diversified Consumer Services)	591	3,333
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	42	1,856
Covista, Inc.* (Diversified Consumer Services)	92	11,469
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	21	436
CRA International, Inc. (Professional Services)	17	2,419

Common Stocks, continued

	Shares	Value
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	61		$3,251
Crane NXT Co. (Electronic Equipment, Instruments & Components)	135		6,907
Crawford & Co.—Class A (Insurance)	44		496
Crescent Biopharma, Inc.* (Biotechnology)	58		1,044
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	698		6,854
Crexendo, Inc.* (Technology Services)	50		374
Cricut, Inc.—Class A (Household Durables)	134		588
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	278		10,403
CRISPR Therapeutics AG* (Biotechnology)	250		13,635
Critical Metals Corp.*(a) (Metals & Mining)	182		1,866
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	82		1,083
CryoPort, Inc.* (Life Sciences Tools & Services)	133		2,088
CS Disco, Inc.* (Software)	76		287
CSW Industrials, Inc. (Building Products)	44		12,245
CTO Realty Growth, Inc. (Equity REIT— Diversified)	89		1,914
CTS Corp. (Electronic Equipment, Instruments & Components)	77		5,020
Cullinan Therapeutics, Inc.* (Biotechnology)	162		2,950
Curbline Properties Corp. (Retail REITs)	266		8,086
CuriosityStream, Inc. (Entertainment Content)	112		298
Cushman & Wakefield Ltd.* (Real Estate Services)	641		8,583
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	164		1,937
Customers Bancorp, Inc.* (Banks)	84		6,644
CVB Financial Corp. (Banks)	460		10,373
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	80		2,203
CVRx, Inc.* (Health Care Equipment & Supplies)	41		211
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	326		1,444
Cytokinetics, Inc.* (Biotechnology)	355		30,241
CytomX Therapeutics, Inc.* (Biotechnology)	478		1,793
Daily Journal Corp.* (Software)	4		2,405
Dakota Gold Corp.* (Metals & Mining)	313		1,333
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	107		2,093
Damora Therapeutics, Inc.* (Biotechnology)	143		3,719
Dana, Inc. (Automobile Components)	297		8,081
Dauch Corporation* (Automobile Components)	637		3,453
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	73		832
Dave, Inc.* (Software)	28		10,433
Definium Therapeutics, Inc.* (Pharmaceuticals)	349		16,416
Del Monte Corporation (Food Products)	89		2,484
Delcath Systems, Inc.* (Medical Equipment & Devices)	77		969
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	164		8,333
Deluxe Corp. (Commercial Services & Supplies)	120		2,866
Denali Therapeutics, Inc.* (Biotechnology)	395		10,159
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	549		5,825
Designer Brands, Inc.—Class A (Specialty Retail)	93		542
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	396		6,546

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  83

Common Stocks, continued

	Shares	Value
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	98		$690
DiamondRock Hospitality Co. (Hotel & Resort REITs)	555		6,760
Dianthus Therapeutics, Inc.* (Biotechnology)	127		12,380
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	61		5,186
Digi International, Inc.* (Communications Equipment)	101		7,570
Digimarc Parent, Inc.* (Software)	36		296
Digital Turbine, Inc.* (Software)	303		3,909
DigitalBridge Group, Inc. (Real Estate Management & Development)	480		7,574
Dime Commercial Bancshares, Inc. (Banks)	110		4,472
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	34		1,221
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	123		13,461
Disc Medicine, Inc.* (Biotechnology)	76		5,559
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	25		684
Diverisifed Energy Co. (Oil & Gas Producers)	190		2,632
Diversified Healthcare Trust (Health Care REITs)	599		5,571
Dlocal Ltd./Uruguay (Financial Services)	244		3,171
DNOW, Inc.* (Trading Companies & Distributors)	504		6,537
Dole PLC (Food Products)	211		2,895
Domo, Inc.*—Class B (Software)	102		319
Donegal Group, Inc.—Class A (Insurance)	46		868
Donnelley Financial Solutions, Inc.* (Capital Markets)	67		2,811
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	101		3,513
Dorman Products, Inc.* (Automobile Components)	73		9,961
DoubleVerify Holdings, Inc.* (Software)	379		4,108
Douglas Dynamics, Inc. (Machinery)	63		3,399
Douglas Elliman, Inc.* (Real Estate Services)	197		349
Douglas Emmett, Inc. (Office REITs)	445		5,251
Dream Finders Homes, Inc.*—Class A (Household Durables)	76		1,312
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	163		2,272
Ducommun, Inc.* (Aerospace & Defense)	38		7,038
Duos Technologies Group, Inc.* (Software)	71		852
D-Wave Quantum, Inc.* (Software)	991		23,774
DXC Technology Co.* (IT Services)	462		4,089
DXP Enterprises, Inc.* (Trading Companies & Distributors)	35		5,906
Dyne Therapeutics, Inc.* (Biotechnology)	366		8,129
Dynex Capital, Inc. (Mortgage REITs)	589		7,721
Eagle Bancorp Montana, Inc. (Banking)	20		479
Eagle Bancorp, Inc. (Banks)	77		2,186
Eagle Financial Services, Inc. (Banking)	13		539
Easterly Government Properties, Inc. (Office REITs)	120		2,992
Eastern Bankshares, Inc. (Banks)	591		13,144
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	173		1,600
ECB BanCorp., Inc.* (Banking)	20		402
Ecovyst, Inc.* (Chemicals)	296		3,685
Edgewell Personal Care Co. (Personal Care Products)	127		3,411

Common Stocks, continued

	Shares	Value
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	192		$7,801
Editas Medicine, Inc.* (Biotechnology)	268		868
eGain Corp.* (Software)	45		284
Eikon Therapeutics, Inc.* (Biotechnology)	58		757
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	77		1,306
Electromed, Inc.* (Medical Equipment & Devices)	18		761
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	207		816
Elemental Royalty Corporation (Metals & Mining)	96		1,676
Elicio Therapeutics, Inc.* (Biotechnology)	35		137
Eliem Therapeutics, Inc.* (Biotechnology)	95		1,239
Ellington Financial, Inc. (Mortgage REITs)	335		4,558
Elmet Group Company (The)* (Machinery)	27		533
Embecta Corp. (Health Care Equipment & Supplies)	160		522
Emerald Holding, Inc. (Media)	34		171
Emergent BioSolutions, Inc.* (Biotechnology)	140		1,173
Empire State Realty Trust, Inc. (Equity REIT— Diversified)	386		2,088
Employers Holdings, Inc. (Insurance)	50		2,524
Enact Holdings, Inc. (Financial Services)	74		3,383
Enanta Pharmaceuticals, Inc.* (Biotechnology)	76		1,108
Encore Capital Group, Inc.* (Consumer Finance)	57		5,318
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	523		685
Energizer Holdings, Inc. (Household Products)	167		3,580
Energous Corporation* (Electrical Equipment)	14		337
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	675		9,788
Energy Recovery, Inc.* (Machinery)	140		1,263
Energy Services of America Corp. (Engineering & Construction)	38		735
Energy Vault Holdings, Inc.* (Electrical Equipment)	372		1,752
Enerpac Tool Group Corp. (Machinery)	140		5,020
EnerSys (Electrical Equipment)	100		23,383
Enliven Therapeutics, Inc.* (Pharmaceuticals)	115		5,836
Ennis, Inc. (Commercial Services & Supplies)	67		1,424
Enova International, Inc.* (Consumer Finance)	65		15,646
Enovis Corp.* (Health Care Equipment & Supplies)	156		3,229
Enovix Corp.* (Electrical Equipment)	533		3,235
Enpro, Inc. (Machinery)	58		21,861
Enterprise Financial Services Corp. (Banks)	99		6,522
Entrada Therapeutics, Inc.* (Biotechnology)	79		581
Entravision Communications Corp.—Class A (Media)	172		2,243
Envela Corp.* (Renewable Energy)	19		549
Enviri Corporation* (Commercial Services & Supplies)	70		1,537
Eos Energy Enterprises, Inc.*(a) (Renewable Energy)	925		5,438
ePlus, Inc. (Electronic Equipment, Instruments & Components)	71		5,909
Epsilon Energy Ltd. (Oil & Gas Producers)	55		298
Equity Bancshares, Inc.—Class A (Banks)	47		2,303
Erasca, Inc.* (Biotechnology)	537		9,838
Ermenegildo Zegna NV (Apparel & Textile Products)	123		1,601

See accompanying notes to financial statements.

84  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Escalade, Inc. (Leisure Products)	23		$432
ESCO Technologies, Inc. (Machinery)	71		24,852
Esperion Therapeutics, Inc.* (Pharmaceuticals)	679		2,146
Espey Manufacuring & Electronics Corp. (Electrical Equipment)	6		404
Esquire Financial Holdings, Inc. (Banks)	20		2,382
Essent Group, Ltd. (Financial Services)	245		15,748
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	592		17,672
Establishment Labs Holdings, Inc.* (Health Care Equipment & Supplies)	73		6,264
Ethan Allen Interiors, Inc. (Household Durables)	64		1,430
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	72		2,606
Eve Holding, Inc.* (Aerospace & Defense)	267		670
EverCommerce, Inc.* (Software)	38		382
Everforth, Inc.* (IT Services)	109		1,948
EverQuote, Inc.*—Class A (Interactive Media & Services)	76		1,808
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	52		1,257
EVERTEC, Inc. (Financial Services)	168		4,667
EVgo, Inc.* (Specialty Retail)	366		699
EVI Industries, Inc. (Trading Companies & Distributors)	14		207
Evolent Health, Inc.*—Class A (Health Care Technology)	307		1,664
Evolus, Inc.* (Pharmaceuticals)	159		1,103
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	86		316
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	441		2,558
Evommune, Inc.* (Biotech & Pharma)	34		452
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	65		2,469
eXp World Holdings, Inc. (Real Estate Management & Development)	254		1,374
Exponent, Inc. (Professional Services)	132		7,756
Expro Group Holdings N.V.* (Energy Equipment & Services)	223		3,294
Extreme Networks, Inc.* (Communications Equipment)	349		11,297
Exzeo Group, Inc.* (Insurance)	22		371
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	208		2,974
F&G Annuities & Life, Inc. (Insurance)	96		2,553
Falcon’s Beyond Global, Inc.*(a) (Professional Services)	75		1,344
Farmers & Merchants Bancorp, Inc. (Banks)	36		1,101
Farmers National Banc Corp. (Banks)	159		2,321
Farmland Partners, Inc. (Specialized REITs)	111		1,074
Fastly, Inc.*—Class A (IT Services)	411		7,546
FB BanCorp, Inc.* (Banking)	43		648
FB Financial Corp. (Banks)	119		6,587
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	25		4,982
Federal Signal Corp. (Machinery)	164		21,071
Fennec Pharmaceuticals, Inc.* (Biotechnology)	78		839
Ferroglobe PLC (Metals & Mining)	324		1,030
Fidelis Insurance Holdings, Ltd. (Insurance)	118		2,873
Fidelity D&D Bancorp, Inc. (Banks)	13		668

Common Stocks, continued

	Shares	Value
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	255	$2,609
Finance Of America Companies, Inc.* (Specialty Finance)	10	275
Financial Institutions, Inc. (Banks)	53	2,065
Finwise Bancorp* (Banking)	26	377
Firefly Aerospace, Inc.* (Aerospace & Defense)	214	6,292
First Advantage Corp.* (Professional Services)	215	3,881
First Bancorp (Banks)	110	7,032
First Bancorp (Banks)	420	10,949
First Bank (Banks)	60	1,064
First Busey Corp. (Banks)	220	6,490
First Business Financial Services, Inc. (Banks)	22	1,390
First Capital, Inc. (Banking)	9	582
First Commonwealth Financial Corp. (Banks)	276	5,611
First Community Bancshares, Inc. (Banks)	44	1,954
First Community Corp (Banking)	24	784
First Financial Bancorp (Banks)	286	9,675
First Financial Bankshares, Inc. (Banks)	360	12,456
First Financial Corp. (Banks)	31	2,401
First Guaranty Bancshares, Inc. (Banks)	16	161
First Internet Bancorp (Banks)	21	584
First Interstate BancSystem, Inc.(a)—Class A (Banks)	246	9,486
First Merchants Corp. (Banks)	171	7,471
First Mid Bancshares, Inc. (Banks)	66	3,174
First National Corp. (Banking)	21	630
First Northern Community Bancorp* (Banks)	40	718
First Tracks Biotherapeutics, Inc.* (Biotechnology)	63	1,268
First United Corp. (Banking)	16	706
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	167	2,153
First Western Financial, Inc.* (Banks)	23	739
FirstCash Holdings, Inc. (Consumer Finance)	111	24,011
Firstsun Capital Bancorp* (Banking)	67	2,597
Five Star Bancorp (Banks)	42	2,045
Five9, Inc.* (Software)	205	4,370
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	85	2,385
Flexsteel Industries, Inc. (Household Durables)	9	670
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)	39	917
Flowco Holdings, Inc.—Class A (Oil & Gas Services & Equipment)	97	2,070
Flowers Foods, Inc. (Food Products)	513	4,053
Fluence Energy, Inc.* (Electrical Equipment)	235	4,672
Fluor Corp.* (Construction & Engineering)	386	20,223
flyExclusive, Inc.* (Passenger Airlines)	38	76
Flywire Corp.* (Financial Services)	322	5,658
FMC Corp. (Chemicals)	341	3,922
Foghorn Therapeutics, Inc.* (Biotechnology)	98	478
Forafric Global PLC* (Food Products)	15	151
Forestar Group, Inc.* (Real Estate Management & Development)	53	1,677
Forte Biosciences, Inc.* (Biotechnology)	52	1,105
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	259	4,507
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	29	1,457
Forward Air Corp.* (Air Freight & Logistics)	62	838
Forward Industries, Inc.* (Electronic Equipment, Instruments & Components)	166	701

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  85

Common Stocks, continued

	Shares		Value
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	146		$604
Four Corners Property Trust, Inc. (Specialized REITs)	299		7,340
Fox Factory Holding Corp.* (Automobile Components)	115		1,949
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	208		1,693
Franklin Covey Co.* (Professional Services)	25		613
Franklin Electric Co., Inc. (Machinery)	103		11,041
Franklin Financial Services Corp. (Banking)	12		751
FreightCar America, Inc.* (Machinery)	40		390
Frequency Electronics Inc* (Technology Hardware)	18		1,194
Freshworks, Inc.*—Class A (Software)	576		5,829
Friedman Industries, Inc. (Steel)	18		579
Frontdoor, Inc.* (Diversified Consumer Services)	192		14,896
Frontier Group Holdings, Inc.* (Passenger Airlines)	160		1,266
FrontView REIT, Inc. (Retail REITs)	58		1,173
FRP Holdings, Inc.* (Real Estate Management & Development)	32		800
FS Bancorp, Inc. (Banks)	17		738
FTAI Infrastructure, Inc. (Ground Transportation)	296		1,373
fuboTV, Inc.* (Internet Media & Services)	77		708
FuelCell Energy, Inc.* (Electrical Equipment)	146		5,257
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	159		582
Fulgent Genetics, Inc.* (Health Care Providers & Services)	52		1,067
Fulton Financial Corp. (Banks)	526		12,724
Funko, Inc.*—Class A (Leisure Products)	114		670
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	70		316
FVCBankcorp, Inc. (Banks)	41		718
Galectin Therapeutics, Inc.* (Biotechnology)	129		599
Gannett Co., Inc.* (Media)	368		3,146
Garret Motion, Inc. (Automotive)	469		16,992
GATX Corp. (Trading Companies & Distributors)	96		17,009
GBank Financial Holdings, Inc.* (Specialty Finance)	26		787
GCM Grosvenor, Inc.—Class A (Capital Markets)	159		1,956
GD Culture Group Ltd.* (Machinery)	—	(b)	—	(c)
Gemini Space Station, Inc.*(a) (Capital Markets)	110		469
Genco Shipping & Trading, Ltd. (Marine Transportation)	87		2,156
Gencor Industries, Inc.* (Machinery)	28		418
GeneDx Holdings Corp.* (Health Care Providers & Services)	54		3,707
Generate Biomedicines, Inc.* (Biotechnology)	65		1,097
Genesco, Inc.* (Specialty Retail)	26		878
Genie Energy, Ltd.—Class B (Electric Utilities)	57		824
Genius Sports Ltd.* (Leisure Facilities & Services)	639		3,872
Gentherm, Inc.* (Automobile Components)	83		2,831
Genworth Financial, Inc.*—Class A (Insurance)	1,036		9,811
German American Bancorp, Inc. (Banks)	100		4,746
Geron Corp.* (Biotechnology)	1,501		1,921
Getty Realty Corp. (Retail REITs)	156		5,204
Gevo, Inc.* (Renewable Energy)	641		962
Gibraltar Industries, Inc.* (Building Products)	81		3,653
GigaCloud Technology, Inc.*—Class A (Distributors)	69		2,180

Common Stocks, continued

	Shares	Value
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury Goods)	99		$3,337
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	128		1,268
Glacier Bancorp, Inc. (Banks)	356		18,362
Gladstone Commercial Corp. (Equity REIT— Diversified)	132		1,624
Gladstone Land Corp. (Specialized REITs)	109		930
Glaukos Corp.* (Health Care Equipment & Supplies)	155		21,662
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	339		3,183
Global Industrial Co. (Trading Companies & Distributors)	40		1,338
Global Medical REIT, Inc. (Health Care REITs)	34		1,276
Global Net Lease, Inc. (Equity REIT—Diversified)	519		4,640
Global Water Resources, Inc. (Water Utilities)	38		275
Globant S.A.* (IT Services)	116		3,357
Gogo, Inc.* (Wireless Telecommunication Services)	215		667
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	264		13,158
Gold Resource Corp.* (Metals & Mining)	442		557
Gold.com, Inc. (Distributors)	54		2,248
Goosehead Insurance, Inc.*—Class A (Insurance)	63		3,056
GoPro, Inc.*—Class A (Household Durables)	361		281
GPGI, Inc.—Class A (Technology Hardware, Storage & Peripherals)	486		7,703
GrafTech International Ltd.* (Electrical Equipment)	45		266
Graham Corp.* (Machinery)	29		3,590
Graham Holdings Co.—Class B (Diversified Consumer Services)	9		10,273
GRAIL, Inc.* (Biotechnology)	111		7,578
Granite Construction, Inc. (Construction & Engineering)	120		18,970
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	151		666
Gray Television, Inc. (Media)	238		945
Great Southern Bancorp, Inc. (Banks)	22		1,725
Green Brick Partners, Inc.* (Household Durables)	83		6,643
Green Dot Corp.*—Class A (Consumer Finance)	147		1,986
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	186		2,861
Greene County Bancorp, Inc. (Banks)	19		638
Greenlight Capital Re, Ltd.*—Class A (Insurance)	71		1,149
Greenwich Lifesciences, Inc.*(a) (Biotechnology)	18		422
Greif, Inc.—Class A (Containers & Packaging)	66		4,916
Greif, Inc.—Class B (Containers & Packaging)	13		1,216
Grid Dynamics Holdings, Inc.* (IT Services)	178		1,011
Griffon Corp. (Building Products)	104		10,143
Grindr, Inc.* (Interactive Media & Services)	70		1,006
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	254		2,535
Group 1 Automotive, Inc. (Specialty Retail)	32		9,317
Groupon, Inc.* (Broadline Retail)	64		1,540
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	85		657
Guardian Pharmacy Services, Inc.*—Class A (Consumer Staples Distribution & Retail)	48		2,010

See accompanying notes to financial statements.

86  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	43		$7,297
Gyre Therapeutics, Inc.* (Biotechnology)	49		323
H.B. Fuller Co. (Chemicals)	150		8,744
H2O America (Water Utilities)	95		5,773
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	346		13,511
Haemonetics Corp.* (Health Care Equipment & Supplies)	127		9,524
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	95		1,652
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	20		461
Hamilton Insurance Group, Ltd.—Class B (Insurance)	125		4,243
Hancock Whitney Corp. (Banks)	223		16,663
Hanmi Financial Corp. (Banks)	80		2,592
Hanover Bancorp, Inc. (Banking)	12		280
Harley-Davidson, Inc. (Automobiles)	283		6,922
Harmonic, Inc.* (Communications Equipment)	298		4,866
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	121		4,406
Harrow, Inc.* (Pharmaceuticals)	87		3,695
Haverty Furniture Cos., Inc. (Specialty Retail)	37		945
Hawaiian Electric Industries, Inc.* (Electric Utilities)	446		6,034
Hawkins, Inc. (Chemicals)	53		7,531
Hawthorn Bancshares, Inc. (Banking)	16		629
HBT Financial, Inc. (Banks)	44		1,408
HCI Group, Inc. (Insurance)	30		5,258
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	186		4,568
HealthEquity, Inc.* (Health Care Providers & Services)	228		20,593
HealthStream, Inc. (Health Care Technology)	64		1,744
HeartFlow, Inc.* (Health Care Technology)	216		6,336
Heartland Express, Inc. (Ground Transportation)	104		1,583
Helen of Troy, Ltd.* (Household Durables)	63		1,831
Helios Technologies, Inc. (Machinery)	90		8,033
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	378		3,304
Helmerich & Payne, Inc. (Energy Equipment & Services)	264		8,643
Herbalife, Ltd.* (Personal Care Products)	275		3,616
Herc Holdings, Inc. (Trading Companies & Distributors)	90		12,901
Heritage Financial Corp. (Banks)	112		3,317
Heritage Insurance Holdings, Inc.* (Insurance)	66		1,721
Heron Therapeutics, Inc.* (Biotechnology)	429		183
Hertz Global Holdings, Inc.* (Ground Transportation)	345		781
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	61		426
Highwoods Properties, Inc. (Office REITs)	300		9,048
Hillman Solutions Corp.* (Machinery)	535		4,515
Hilltop Holdings, Inc. (Banks)	108		4,188
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	152		7,960
Himalaya Shipping, Ltd. (Marine Transportation)	79		1,055
Hims & Hers Health, Inc.* (Health Care Providers & Services)	580		20,109

Common Stocks, continued

	Shares	Value
Hinge Health, Inc.* (Health Care Providers & Services)	112		$9,296
Hingham Institution for Savings (Banks)	4		1,229
Hippo Holdings, Inc.* (Insurance)	51		1,441
HireQuest, Inc. (Professional Services)	15		188
HMH Holding, Inc.* (Energy Equipment & Services)	28		525
HNI Corp. (Commercial Services & Supplies)	194		7,840
Holley, Inc.* (Automobile Components)	210		536
Hologic, Inc.* (Biotechnology)	83		1,201
Home Bancorp, Inc. (Banks)	19		1,302
Home BancShares, Inc. (Banks)	507		14,475
HomeTrust Bancshares, Inc. (Banks)	42		2,095
Hope Bancorp, Inc. (Banks)	336		4,596
Horace Mann Educators Corp. (Insurance)	109		5,630
Horizon Bancorp, Inc. (Banks)	138		2,757
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	13		1,851
Hub Group, Inc.—Class A (Air Freight & Logistics)	162		7,094
Hudson Pacific Properties, Inc.* (Office REITs)	144		2,187
Hudson Technologies, Inc.* (Trading Companies & Distributors)	100		574
Huntsman Corporation (Chemicals)	451		4,790
Huron Consulting Group, Inc.* (Professional Services)	44		3,967
Hut 8 Corp.* (Software)	277		31,979
Hycroft Mining Holding Corporation* (Metals & Mining)	146		3,416
Hyliion Holdings Corp.* (Machinery)	343		1,787
Hyperfine, Inc.* (Health Care Equipment & Supplies)	210		284
Hyperliquid Strategies, Inc.* (Biotechnology)	337		2,652
Hyster-Yale, Inc.—Class A (Machinery)	30		1,052
I3 Verticals, Inc.*—Class A (Financial Services)	59		1,260
IBEX Holdings, Ltd.* (Professional Services)	27		820
Ibotta, Inc.*—Class A (Media)	27		922
ICF International, Inc. (Professional Services)	49		3,570
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	94		10,554
ICU Medical, Inc.* (Health Care Equipment & Supplies)	66		9,675
Idaho Strategic Resources, Inc.* (Metals & Mining)	41		1,343
Ideaya Biosciences, Inc.* (Biotechnology)	225		8,386
IDT Corp.—Class B (Diversified Telecommunication Services)	45		2,617
iHeartMedia, Inc.*—Class A (Media)	331		1,420
IMAX Corp.* (Entertainment)	124		4,943
Immersion Corp. (Technology Hardware, Storage & Peripherals)	75		508
Immix Biopharma, Inc.* (Biotechnology)	110		1,134
Immuneering Corp.* (Biotechnology)	144		719
ImmunityBio, Inc.*(a) (Biotechnology)	1,037		9,079
Immunome, Inc.* (Biotechnology)	283		5,997
Immunovant, Inc.* (Biotechnology)	229		8,823
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	79		11,315
Independence Realty Trust, Inc. (Residential REITs)	644		10,748
Independent Bank Corp. (Banks)	54		1,948
Independent Bank Corp. (Banks)	132		11,051

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  87

Common Stocks, continued

	Shares	Value
indie Semiconductor, Inc.*(a)—Class A (Semiconductors & Semiconductor Equipment)	575		$2,582
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	322		13,212
Industrial Logistics Properties Trust (Industrial REITs)	152		1,348
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	45		572
Infleqtion, Inc.* (Technology Hardware, Storage & Peripherals)	316		4,209
Information Services Group, Inc. (IT Services)	94		386
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	52		502
Ingevity Corp.* (Chemicals)	96		7,168
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	40		3,543
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	326		662
Inhibrx Biosciences, Inc.* (Biotechnology)	26		2,464
Innodata, Inc.* (Professional Services)	85		6,424
Innospec, Inc. (Chemicals)	68		5,535
Innovage Holding Corp.* (Health Care Providers & Services)	59		699
INNOVATE Corporation* (Construction & Engineering)	15		280
Innovative Aerosystems, Inc.* (Aerospace & Defense)	40		720
Innovative Industrial Properties, Inc. (Industrial REITs)	77		4,772
Innovex International, Inc.* (Energy Equipment & Services)	123		3,050
Innoviva, Inc.* (Pharmaceuticals)	203		4,610
Innventure, Inc.* (Capital Markets)	150		761
Inogen, Inc.* (Health Care Equipment & Supplies)	66		426
Inseego Corp.* (Technology Hardware)	32		331
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	77		9,379
Insperity, Inc. (Professional Services)	99		4,090
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	78		3,480
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	68		561
Installed Building Products, Inc. (Household Durables)	64		14,710
Insteel Industries, Inc. (Building Products)	51		1,540
Intapp, Inc.* (Software)	151		3,807
Integer Holdings Corp.* (Health Care Equipment & Supplies)	92		8,597
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	184		3,305
Intellia Therapeutics, Inc.* (Biotechnology)	363		6,142
Intellicheck, Inc.* (Software)	50		205
InterDigital, Inc. (Software)	70		19,819
Interface, Inc. (Commercial Services & Supplies)	157		5,627
International Bancshares Corp. (Banks)	149		11,317
International Game Technology PLC (Hotels, Restaurants & Leisure)	264		2,830
International Money Express, Inc.* (Financial Services)	75		1,084

Common Stocks, continued

	Shares	Value
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	113		$8,655
Interparfums, Inc. 144A (Personal Care Products)	50		5,594
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	31		563
Intrepid Potash, Inc.* (Chemicals)	30		983
Intuitive Machines, Inc.* (Aerospace & Defense)	343		7,337
InvenTrust Properties Corp. (Retail REITs)	213		7,540
Invesco Mortgage Capital, Inc. (Mortgage REITs)	245		1,936
Investar Holding Corp. (Banks)	34		1,019
Investors Title Co. (Insurance)	4		1,095
Invivyd, Inc.* (Biotechnology)	565		493
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,068		4,443
iRadimed Corp. (Health Care Equipment & Supplies)	23		2,198
IRhythm Holdings, Inc.* (Health Care Equipment & Supplies)	89		10,586
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	439		1,848
Isabella Bank Corporation (Banks)	19		751
Itron, Inc.* (Electronic Equipment, Instruments & Components)	120		10,384
Ivanhoe Electric, Inc.* (Metals & Mining)	326		3,133
J & J Snack Foods Corp. (Food Products)	41		3,011
J Jill, Inc. (Specialty Retail)	19		302
Jack in the Box, Inc.* (Hotels, Restaurants & Leisure)	48		759
Jackson Financial, Inc.—Class A (Financial Services)	178		18,224
Jade Biosciences, Inc.* (Biotechnology)	87		1,933
JAKKS Pacific, Inc. (Leisure Products)	25		582
James River Group Holdings, Inc. (Insurance)	100		440
Janus International Group, Inc.* (Building Products)	358		1,987
Janux Therapeutics, Inc.* (Biotechnology)	116		1,782
JBG SMITH Properties (Office REITs)	162		2,377
Jefferson Capital, Inc. (Consumer Finance)	61		1,188
JetBlue Airways Corp.* (Passenger Airlines)	915		5,243
JFrog Ltd.* (Software)	293		26,629
Joby Aviation, Inc.* (Passenger Airlines)	1,819		16,225
John B. Sanfilippo & Son, Inc. (Food Products)	22		1,892
John Bean Technologies Corp. (Machinery)	143		20,735
John Marshall Bancorp, Inc. (Banks)	34		741
John Wiley & Sons, Inc.—Class A (Media)	106		5,143
Johnson Outdoors, Inc.—Class A (Leisure Products)	17		783
Kadant, Inc. (Machinery)	32		10,055
Kailera Therapeutics, Inc.* (Biotechnology)	124		2,732
Kaiser Aluminum Corp. (Metals & Mining)	44		8,608
Kaltura, Inc.* (Software)	245		319
Karat Packaging, Inc. (Trading Companies & Distributors)	23		770
Karyopharm Therapeutics, Inc.* (Biotechnology)	53		518
KB Home (Household Durables)	165		10,327
Kearney Financial Corp. (Banks)	158		1,495
Keel Infrastructure Corporation* (Software)	1,584		9,092
Kelly Services, Inc.—Class A (Professional Services)	81		995
Kemper Corp. (Insurance)	160		4,314
Kennametal, Inc. (Machinery)	208		7,290

See accompanying notes to financial statements.

88  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Keros Therapeutics, Inc.* (Biotechnology)	50		$535
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	72		1,832
Kforce, Inc. (Professional Services)	45		2,111
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	65		1,664
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	83		353
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	139		6,719
Kingstone Companies, Inc. (Insurance)	31		590
Kingsway Financial Services, Inc.* (Insurance)	58		604
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	114		7,290
Kite Realty Group Trust (Retail REITs)	555		15,751
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	145		992
Knife River Corp.* (Construction Materials)	156		13,049
Knowles Corp.* (Electronic Equipment, Instruments & Components)	231		9,582
Kodiak Gas Services, Inc. (Energy Equipment & Services)	271		20,361
Kodiak Sciences, Inc.* (Biotechnology)	106		4,130
Kohl’s Corp. (Broadline Retail)	296		5,244
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	79		393
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	149		12,417
Kopin Corp.* (Technology Hardware)	470		2,106
Koppers Holdings, Inc. (Chemicals)	49		2,200
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	16		148
Korn Ferry (Professional Services)	142		9,455
Korro Bio, Inc.* (Biotechnology)	30		395
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	121		508
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,596		3,368
Krispy Kreme, Inc.* (Hotels, Restaurants & Leisure)	216		762
Kronos Worldwide, Inc. (Chemicals)	59		373
Krystal Biotech, Inc.* (Biotechnology)	70		26,016
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	139		18,593
Kura Oncology, Inc.* (Biotechnology)	228		2,501
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	19		1,094
KVH Industries, Inc.* (Communications Equipment)	33		327
Kymera Therapeutics, Inc.* (Biotechnology)	168		19,265
Kyverna Therapeutics, Inc.* (Biotechnology)	113		1,007
L.B. Foster Co.*—Class A (Machinery)	27		1,220
Ladder Capital Corp. (Mortgage REITs)	308		3,065
Lakeland Financial Corp. (Banks)	67		4,135
Lancaster Colony Corp. (Food Products)	54		6,164
Landmark BanCorp, Inc. (Banking)	14		430
Lands’ End, Inc.* (Specialty Retail)	26		272
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	175		19,414
Lantronix Inc* (Communications Equipment)	95		559

Common Stocks, continued

	Shares	Value
LanzaTech Global, Inc.* (Commercial Services & Supplies)	4	$27
Larimar Therapeutics, Inc.* (Biotechnology)	179	546
Latham Group, Inc.* (Leisure Products)	139	899
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	328	11,913
La-Z-Boy, Inc. (Household Durables)	109	4,373
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	60	1,947
LCI Industries (Automobile Components)	65	6,882
LCNB Corp. (Banks)	37	651
Lee Enterprises, Inc.* (Media)	18	161
Legacy Housing Corp.* (Household Durables)	24	630
Legalzoom.com, Inc.* (Commercial Support Services)	323	1,980
Legence Corporation* (Construction & Engineering)	158	13,466
Leggett & Platt, Inc. (Household Durables)	367	4,298
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	59	5,662
Lemonade, Inc.* (Insurance)	193	12,555
LendingClub Corp.* (Consumer Finance)	308	6,388
LendingTree, Inc.* (Consumer Finance)	30	1,329
LENZ Therapeutics, Inc.* (Biotechnology)	55	312
Lexeo Therapeutics, Inc.* (Biotechnology)	190	884
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	668	1,603
LGI Homes, Inc.* (Household Durables)	56	3,566
Liberty Capital Corporation*—Class A (Diversified Telecommunication Services)	9	197
Liberty Capital Corporation*—Class C (Diversified Telecommunication Services)	90	1,940
Liberty Energy, Inc. (Energy Equipment & Services)	433	11,340
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	82	643
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	349	2,719
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	393	16,050
Life360, Inc.* (Software)	51	2,823
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	76	399
LifeMD, Inc.* (Health Care Technology)	108	446
LifeStance Health Group, Inc.* (Health Care Providers & Services)	514	5,505
Lifetime Brands, Inc. (Household Durables)	33	281
Lifeway Foods, Inc.* (Food Products)	15	448
Lifezone Metals, Ltd.* (Metals & Mining)	105	407
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	54	17,068
Lightbridge Corp.* (Electrical Equipment)	92	809
LightPath Technologies, Inc.*—CLASS A (Electronic Equipment, Instruments & Components)	149	2,436
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	431	4,077
Limbach Holdings, Inc.* (Construction & Engineering)	30	2,310
Limoneira Co. (Food Products)	45	591
Lincoln Educational Services Corp.* (Diversified Consumer Services)	81	4,042
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	134	3,784
Lindsay Corp. (Machinery)	28	3,466

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  89

Common Stocks, continued

	Shares	Value
Lineage Cell Therapeutics, Inc.* (Biotechnology)	494	$647
Lionsgate Studios Corp.* (Entertainment)	534	8,176
Liquidia Corp.* (Pharmaceuticals)	189	15,068
Liquidity Services, Inc.* (Commercial Services & Supplies)	64	2,504
LivaNova PLC* (Health Care Equipment & Supplies)	151	12,416
Live Oak Bancshares, Inc. (Banks)	98	4,002
LiveRamp Holdings, Inc.* (Software)	168	6,324
Livewire Group, Inc.* (Automobiles)	33	37
loanDepot, Inc.* (Specialty Finance)	306	383
LSB Industries, Inc.* (Chemicals)	161	1,740
LSI Industries, Inc. (Electrical Equipment)	90	2,392
LTC Properties, Inc. (Health Care REITs)	133	5,114
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	399	427
Lucid Group, Inc.* (Automobiles)	343	2,295
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	2,610	20,045
Lumexa Imaging Holdings, Inc.* (Health Care Facilities & Services)	51	575
Luxfer Holdings PLC (Machinery)	72	1,299
LXP Industrial Trust (Industrial REITs)	158	8,513
Lyell Immunopharma, Inc.* (Biotechnology)	25	351
M/I Homes, Inc.* (Household Durables)	69	11,095
MacroGenics, Inc.* (Biotechnology)	168	776
Madison Square Garden Entertainment Corp.* (Entertainment)	107	8,655
Magnera Corp.* (Forestry, Paper & Wood Products)	91	1,069
Magnite, Inc.* (Media)	387	7,346
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	499	12,764
MainStreet Bancshares, Inc. (Banking)	17	420
Malibu Boats, Inc.*—Class A (Leisure Products)	54	1,481
Mama’s Creations, Inc.* 144A (Food Products)	101	1,803
Mannkind Corp.* (Biotechnology)	826	3,519
ManpowerGroup, Inc. (Professional Services)	126	4,255
MapLight Therapeutics, Inc.* (Biotechnology)	28	1,004
MARA Holdings, Inc.* (Software)	1,041	14,459
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	303	1,891
Marcus & Millichap, Inc. (Real Estate Management & Development)	62	1,933
Marex Group PLC (Institutional Financial Services)	167	10,179
MarineMax, Inc.* (Specialty Retail)	54	1,977
MarketWise, Inc. (Capital Markets)	6	107
Marqeta, Inc.*—Class A (Financial Services)	941	3,820
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	76	7,743
Marten Transport, Ltd. (Ground Transportation)	159	2,759
Masterbrand, Inc.* (Building Products)	546	5,618
MasterCraft Boat Holdings, Inc.* (Leisure Products)	49	1,265
Materion Corp. (Metals & Mining)	56	16,654
Mativ Holdings, Inc. (Chemicals)	148	1,120
Matrix Service Co.* (Construction & Engineering)	73	1,000
Matson, Inc. (Marine Transportation)	82	15,763
Matthews International Corp.—Class A (Commercial Services & Supplies)	81	2,181

Common Stocks, continued

	Shares	Value
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	17		$302
Maximus, Inc. (Professional Services)	148		7,956
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	232		29,703
Mayville Engineering Co., Inc.* (Machinery)	39		1,461
Maze Therapeutics, Inc.* (Biotechnology)	95		2,835
MBIA, Inc.* (Insurance)	125		815
MBX Biosciences, Inc.* (Pharmaceuticals)	83		4,582
McEwen Mining, Inc.* (Metals & Mining)	140		2,538
McGrath RentCorp (Trading Companies & Distributors)	67		8,109
McGraw Hill, Inc.* (Diversified Consumer Services)	67		634
Mechanics Bancorp (Banks)	108		1,717
Medallion Financial Corp. (Consumer Finance)	45		459
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	83		1,043
MediWound, Ltd.* (Pharmaceuticals)	27		397
MeiraGTx Holdings PLC* (Biotechnology)	161		2,175
Mercantile Bank Corp. (Banks)	46		2,641
Merchants Bancorp (Financial Services)	68		3,400
Mercury General Corp. (Insurance)	73		7,783
Mercury Systems, Inc.* (Aerospace & Defense)	151		18,472
Meridian Corporation (Banking)	26		521
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	161		11,163
Meritage Homes Corp. (Household Durables)	179		15,009
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	14		1,394
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	94		1,783
Metrocity Bankshares, Inc. (Banks)	63		2,261
Metropolitan Bank Holding Corp. (Banks)	30		2,963
MFA Financial, Inc. (Mortgage REITs)	274		2,655
MGE Energy, Inc. (Electric Utilities)	101		8,236
MGP Ingredients, Inc. (Beverages)	40		701
Miami International Holdings, Inc.* (Capital Markets)	205		7,618
Microvast Holdings, Inc.* (Automotive)	567		663
Mid Penn Bancorp, Inc. (Banks)	58		2,021
Middlesex Water Co. (Water Utilities)	50		2,808
Midland States Bancorp, Inc. (Banks)	52		1,619
Miller Industries, Inc. (Machinery)	30		1,535
MillerKnoll, Inc. (Commercial Services & Supplies)	185		3,785
MiMedx Group, Inc.* (Biotechnology)	325		1,251
Minerals Technologies, Inc. (Chemicals)	84		6,213
Mineralys Therapeutics, Inc.* (Biotechnology)	154		4,155
Minerva Neurosciences, Inc.* (Biotechnology)	91		505
MiniMed Group, Inc.* (Health Care Equipment & Supplies)	77		1,151
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	650		11,655
Mirum Pharmaceuticals, Inc.* (Biotechnology)	127		14,868
Mission Produce, Inc.* (Food Products)	154		1,816
Mistras Group, Inc.* (Professional Services)	47		821
Mitek Systems, Inc.* (Software)	121		2,436
MNTN, Inc.* (Media)	126		1,159
Modiv Industrial, Inc. (Retail REITs)	26		452
Moelis & Co.—Class A (Capital Markets)	203		13,279

See accompanying notes to financial statements.

90  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	33		$4,343
Monopar Therapeutics, Inc.* (Biotech & Pharma)	12		1,111
Monro, Inc. (Specialty Retail)	67		1,146
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	184		287
Monte Rosa Therapeutics, Inc.* (Biotechnology)	199		4,816
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	92		1,859
Moog, Inc.—Class A (Aerospace & Defense)	77		32,635
Motorcar Parts of America, Inc.* (Automotive)	35		536
Movado Group, Inc. 144A (Textiles, Apparel & Luxury Goods)	41		1,612
M-Tron Industries, Inc.* (Electrical Equipment)	11		1,091
Mueller Water Products, Inc.—Class A (Machinery)	422		10,900
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	372		12,112
MVB Financial Corp. (Banks)	32		928
Myers Industries, Inc. (Containers & Packaging)	102		3,602
MYR Group, Inc.* (Construction & Engineering)	42		21,017
Myriad Genetics, Inc.* (Biotechnology)	248		1,416
N-able, Inc.* (Software)	192		705
Nabors Industries, Ltd.* (Energy Equipment & Services)	39		3,276
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	11		551
NANO Nuclear Energy, Inc.*(a) (Electrical Equipment)	117		2,473
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	94		3,570
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	8		813
National Bank Holdings Corp.—Class A (Banks)	117		5,198
National Bankshares, Inc. (Banks)	17		618
National Beverage Corp.* (Beverages)	65		2,028
National CineMedia, Inc. (Media)	179		680
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	165		4,939
National Health Investors, Inc. (Health Care REITs)	130		9,914
National HealthCare Corp. (Health Care Providers & Services)	35		7,398
National Healthcare Properties, Inc. (Health Care REITs)	122		1,787
National Presto Industries, Inc. (Aerospace & Defense)	15		1,875
National Research Corp. (Health Care Providers & Services)	32		690
National Vision Holdings, Inc.* (Specialty Retail)	214		4,068
Natural Gas Services Group, Inc. (Energy Equipment & Services)	32		1,380
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	35		1,086
Nature’s Sunshine Products, Inc.* (Personal Care Products)	40		872
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	133		249
Navan, Inc.* (Hotels, Restaurants & Leisure)	280		6,404
Navient Corp. (Consumer Finance)	172		1,464
Navigator Holdings Ltd. (Transportation & Logistics)	100		1,863

Common Stocks, continued

	Shares	Value
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	493		$8,835
NB Bancorp, Inc. (Banks)	109		2,303
NBT Bancorp, Inc. (Banks)	139		6,862
nCino, Inc.* (Software)	288		4,709
NCR Atleos Corp.* (Financial Services)	199		8,639
NCR Voyix Corp.* (Software)	379		3,096
Nektar Therapeutics* (Pharmaceuticals)	92		6,423
Nelnet, Inc.—Class A (Consumer Finance)	40		5,333
Neogen Corp.* (Health Care Equipment & Supplies)	595		5,349
NeoGenomics, Inc.* (Health Care Providers & Services)	353		5,150
Neptune Insurance Holdings, Inc.* (Insurance)	102		3,213
NerdWallet, Inc.*—Class A (Consumer Finance)	89		823
NET Lease Office Properties (Office REITs)	41		456
Net Power, Inc.* (Electrical Equipment)	113		189
NETGEAR, Inc.* (Communications Equipment)	71		1,658
NetScout Systems, Inc.* (Communications Equipment)	192		8,362
NETSTREIT Corp. (Retail REITs)	266		5,621
Neumora Therapeutics, Inc.* (Pharmaceuticals)	275		468
Neurogene, Inc.* (Biotechnology)	30		944
NeuroPace, Inc.* (Health Care Equipment & Supplies)	71		1,128
New Era Energy & Digital, Inc.* (Oil, Gas & Consumable Fuels)	216		1,378
New Jersey Resources Corp. (Gas Utilities)	276		15,467
New York Community Bancorp, Inc. (Banks)	834		12,460
Newell Brands, Inc. (Household Durables)	1,155		7,092
Newmark Group, Inc.—Class A (Real Estate Management & Development)	425		6,422
Newsmax, Inc.* (Internet Media & Services)	129		1,068
NewtekOne, Inc. (Financial Services)	68		1,007
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	99		514
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	19		295
NexPoint Residential Trust, Inc. (Residential REITs)	62		1,731
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	452		3,408
Nextdoor Holdings, Inc.* (Interactive Media & Services)	629		1,428
NextNav, Inc.* (Software)	272		4,850
Nexxen International Ltd.* (Advertising & Marketing)	81		731
NI Holdings, Inc.* (Insurance)	18		283
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)	155		494
Nicolet Bankshares, Inc. (Banks)	54		8,931
NioCorp Developments Ltd.* (Metals & Mining)	384		1,851
Nkarta, Inc.* (Biotechnology)	120		340
NL Industries, Inc. (Commercial Services & Supplies)	23		137
nLight, Inc.* (Electronic Equipment, Instruments & Components)	150		10,443
NMI Holdings, Inc.*—Class A (Financial Services)	206		8,465
Noble Corp. PLC (Energy Equipment & Services)	345		12,869

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  91

Common Stocks, continued

	Shares	Value
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	553		$3,064
Northeast Bank (Banks)	20		2,651
Northeast Community Bancorp, Inc. (Banks)	33		915
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	283		5,136
Northfield Bancorp, Inc. (Banks)	101		1,488
Northpointe Bancshares, Inc. (Banking)	56		1,073
Northrim Bancorp, Inc. (Banks)	59		1,637
Northwest Bancshares, Inc. (Banks)	399		6,049
Northwest Natural Holding Co. (Gas Utilities)	115		5,642
Northwest Pipe Co.* (Construction & Engineering)	26		3,898
NorthWestern Energy Group, Inc. (Multi-Utilities)	168		12,032
Norwood Financial Corp. (Banks)	28		900
NovaGold Resources, Inc.* (Metals & Mining)	935		5,582
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	97		15,737
Novavax, Inc.* (Biotechnology)	409		3,853
Novocure, Ltd.* (Health Care Equipment & Supplies)	287		4,348
NPK International, Inc.* (Energy Equipment & Services)	222		3,532
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	131		692
Nurix Therapeutics, Inc.* (Biotechnology)	257		6,235
NuScale Power Corp.* (Electrical Equipment)	874		8,766
Nutex Health, Inc.* (Software)	13		2,222
Nuvalent, Inc.*—Class A (Biotechnology)	144		17,784
Nuvation Bio, Inc.* (Pharmaceuticals)	676		3,840
Nuvectis Pharma, Inc.* (Biotech & Pharma)	46		846
NVE Corp. (Semiconductors & Semiconductor Equipment)	13		1,359
Oak Valley Bancorp (Banks)	19		641
Oceaneering International, Inc.* (Energy Equipment & Services)	270		10,940
OceanFirst Financial Corp. (Banks)	227		4,433
Octave Specialty Group, Inc.* (Insurance)	111		693
Ocugen, Inc.*(a) (Biotechnology)	917		1,403
Ocular Therapeutix, Inc.* (Pharmaceuticals)	552		5,421
Oddity Tech Ltd.*—Class A (Personal Care Products)	108		1,634
OFG Bancorp (Banks)	116		5,692
Ohio Valley Banc Corp. (Asset Management)	10		434
O-I Glass, Inc.* (Containers & Packaging)	418		4,025
Oil States International, Inc.* (Energy Equipment & Services)	153		1,226
Oil-Dri Corp. of America (Household Products)	27		2,760
Olaplex Holdings, Inc.* (Personal Care Products)	386		791
Old National Bancorp (Banks)	938		24,294
Old Second Bancorp, Inc. (Banks)	136		3,172
Olema Pharmaceuticals, Inc.* (Biotechnology)	210		2,627
Omada Health, Inc.* (Health Care Providers & Services)	95		2,085
Omega Flex, Inc. (Machinery)	10		314
Omeros Corp.* (Pharmaceuticals)	194		1,845
OmniAb, Inc.* (Life Sciences Tools & Services)	295		726
Omnicell, Inc.* (Health Care Equipment & Supplies)	123		5,107
Once Upon a Farm PBC*(a) (Food Products)	35		717

Common Stocks, continued

	Shares	Value
Ondas Holdings, Inc.* (Communications Equipment)	1,310		$10,794
ONE Gas, Inc. (Gas Utilities)	171		13,179
One Liberty Properties, Inc. (Equity REIT— Diversified)	47		1,148
One Stop Systems, Inc.* (Technology Hardware, Storage & Peripherals)	60		1,091
OneSpan, Inc. (Software)	100		1,435
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	269		7,597
OneWater Marine, Inc.* (Specialty Retail)	32		361
Onity Group, Inc.* (Financial Services)	19		755
OnKure Therapeutics, Inc.* (Biotechnology)	70		319
Ooma, Inc.* (Software)	69		1,326
OP Bancorp (Banking)	33		495
OPAL Fuels, Inc.* (Renewable Energy)	58		128
Open Lending Corp.* (Capital Markets)	280		871
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,528		11,679
OPENLANE, Inc.* (Commercial Services & Supplies)	287		11,836
OPKO Health, Inc.* (Health Care Providers & Services)	1,081		1,622
Oportun Financial Corp.* (Specialty Finance)	112		639
OppFi, Inc.* (Consumer Finance)	70		695
Option Care Health, Inc.* (Health Care Providers & Services)	428		8,975
Opus Genetics, Inc.* (Biotechnology)	144		592
Oramed Pharmaceuticals, Inc. (Pharmaceuticals)	91		438
Orange County Bancorp, Inc. (Banks)	34		1,251
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	176		785
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	107		462
Orchid Island Capital, Inc. (Mortgage REITs)	552		3,847
Organogenesis Holdings, Inc.* (Biotechnology)	186		452
ORIC Pharmaceuticals, Inc.* (Biotechnology)	200		2,166
Origin Bancorp, Inc. (Banks)	81		4,143
Orion Group Holdings, Inc.* (Construction & Engineering)	105		1,766
Orion Office REIT, Inc. (Office REITs)	144		416
Orion SA (Chemicals)	151		1,001
Ormat Technologies, Inc. (Independent Power/ Renewable Electricity Producers)	169		18,404
Orrstown Financial Services, Inc. (Banks)	51		2,082
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	108		987
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	47		899
Oruka Therapeutics Inc* (Biotechnology)	135		12,848
Oscar Health, Inc.*—Class A (Insurance)	647		18,451
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	43		9,404
Otter Tail Corp. (Electric Utilities)	105		9,448
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	168		10,503
Outfront Media, Inc. (Specialized REITs)	433		14,186
Ovid Therapeutics, Inc.* (Biotechnology)	411		1,106
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	38		1,325
P10, Inc.—Class A (Capital Markets)	162		1,275

See accompanying notes to financial statements.

92  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	757	$1,272
Pacira BioSciences, Inc.* (Pharmaceuticals)	106	2,689
PACS Group, Inc.* (Health Care Providers & Services)	125	5,330
PagerDuty, Inc.* (Software)	220	2,123
Pagseguro Digital, Ltd.—Class A (Financial Services)	448	4,054
Palisade Bio, Inc.* (Biotechnology)	396	828
Palladyne AI Corp.* (Machinery)	97	590
Palomar Holdings, Inc.* (Insurance)	71	8,974
Palvella Therapeutics, Inc.* (Biotechnology)	29	4,432
PAM Transportation Services, Inc.* (Ground Transportation)	13	182
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	96	624
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	89	3,273
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	132	7,403
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	113	1,968
Park Aerospace Corp. (Aerospace & Defense)	50	1,908
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	507	7,225
Park National Corp. (Banks)	46	8,418
Parke Bancorp, Inc. (Banks)	27	895
Park-Ohio Holdings Corp. (Machinery)	27	1,038
Pathward Financial, Inc. (Banks)	58	5,049
Patria Investments, Ltd.—Class A (Capital Markets)	175	1,922
Patrick Industries, Inc. (Automobile Components)	87	7,811
Pattern Group, Inc.* (Broadline Retail)	87	2,192
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	944	8,666
Paymentus Holdings, Inc.*—Class A (Financial Services)	160	3,866
Payoneer Global, Inc.* (Financial Services)	710	5,055
Paysafe, Ltd.* (Financial Services)	65	486
Paysign, Inc.* (Financial Services)	119	975
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	265	12,063
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	30	2,190
PCB Bancorp (Banks)	29	823
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	89	6,300
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	333	7,699
Peapack-Gladstone Financial Corp. (Banks)	43	2,035
Pebblebrook Hotel Trust (Hotel & Resort REITs)	305	5,920
PEDEVCO Corporation* (Oil, Gas & Consumable Fuels)	4	54
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	223	5,649
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,098	6,489
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	135	10,261
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	347	7,412

Common Stocks, continued

	Shares	Value
PennyMac Financial Services, Inc. (Financial Services)	81		$7,055
PennyMac Mortgage Investment Trust (Mortgage REITs)	238		2,685
Peoples Bancorp of North Carolina, Inc. (Banks)	12		517
Peoples Bancorp, Inc. (Banks)	96		3,687
Peoples Financial Services Corp. (Banks)	25		1,659
Perdoceo Education Corp. (Diversified Consumer Services)	171		5,472
Perella Weinberg Partners (Capital Markets)	188		3,000
Perimeter Solutions SA* (Chemicals)	408		14,545
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	47		672
Perma-Pipe International Holdings, Inc.* (Machinery)	20		545
Perpetua Resources Corp.* (Metals & Mining)	231		4,796
Perrigo Co. PLC (Pharmaceuticals)	378		3,927
Personalis, Inc.* (Health Care Facilities & Services)	182		2,439
Perspective Therapeutics, Inc.* (Biotechnology)	277		945
Petco Health & Wellness Co., Inc.* (Specialty Retail)	248		675
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	132		1,432
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	56		1,758
Phillips Edison & Co., Inc. (Retail REITs)	345		14,359
Phinia, Inc. (Automobile Components)	100		8,237
Phoenix Education Partners, Inc. (Diversified Consumer Services)	14		460
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	156		5,075
Phreesia, Inc.* (Health Care Technology)	133		1,369
Piedmont Office Realty Trust, Inc.*—Class A (Office REITs)	341		3,120
Pioneer Bancorp, Inc.* (Banks)	28		478
Piper Sandler Cos (Institutional Financial Services)	190		13,744
Pitney Bowes, Inc. (Commercial Services & Supplies)	392		6,868
PJT Partners, Inc.—Class A (Capital Markets)	66		9,962
Playboy, Inc.* (Textiles, Apparel & Luxury Goods)	156		190
Playtika Holding, Corp. (Entertainment Content)	152		565
Plexus Corp.* (Electronic Equipment, Instruments & Components)	73		21,948
Plug Power, Inc.* (Electrical Equipment)	3,673		9,955
Plumas Bancorp (Banks)	18		1,052
Polaris, Inc. (Leisure Products)	147		10,062
Ponce Financial Group, Inc.* (Banks)	54		1,077
Porch Group, Inc.* (Software)	262		3,940
Portillo’s, Inc.*—Class A (Hotels, Restaurants & Leisure)	181		858
Portland General Electric Co. (Electric Utilities)	317		16,430
Postal Realty Trust, Inc.—Class A (Office REITs)	72		1,774
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	150		12,564
Power Solutions International, Inc.* (Machinery)	23		894
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	344		1,318
PRA Group, Inc.* (Consumer Finance)	103		1,956

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  93

Common Stocks, continued

	Shares	Value
Praxis Precision Medicines, Inc.* (Biotechnology)	67	$22,430
Precigen, Inc.* (Biotechnology)	518	2,953
Precision BioSciences, Inc.* (Biotechnology)	64	503
Preferred Bank (Banks)	31	3,294
Preformed Line Products Co. (Electrical Equipment)	7	2,874
Prelude Therapeutics, Inc.* (Biotechnology)	74	394
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	129	6,098
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	71	13,868
Prime Medicine, Inc.* (Biotechnology)	252	930
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	334
Primis Financial Corp. (Banks)	59	966
Princeton Bancorp, Inc. (Banks)	14	531
Priority Technology Holdings, Inc.* (Financial Services)	92	614
Privia Health Group, Inc.* (Health Care Providers & Services)	324	8,337
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	151	3,410
Pro-Dex, Inc.* (Medical Equipment & Devices)	6	351
Proficient Auto Logistics, Inc.* (Ground Transportation)	66	449
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	78	453
PROG Holdings, Inc. (Consumer Finance)	106	4,941
Progress Software Corp.* (Software)	113	3,795
Progyny, Inc.* (Health Care Providers & Services)	183	5,276
ProKidney Corporation*(a) (Biotechnology)	203	414
ProPetro Holding Corp.* (Energy Equipment & Services)	269	3,857
Protagonist Therapeutics, Inc.* (Biotechnology)	165	20,225
Protalix BioTherapeutics, Inc.* (Biotech & Pharma)	199	464
Protara Therapeutics, Inc.* (Biotech & Pharma)	140	535
Prothena Corp. PLC* (Biotechnology)	119	1,165
Proto Labs, Inc.* (Machinery)	65	5,298
Provident Financial Services, Inc. (Banks)	349	8,250
PTC Therapeutics, Inc.* (Biotechnology)	222	18,109
Public Policy Holding Company, Inc. (Commercial Support Services)	12	89
PubMatic, Inc.*—Class A (Media)	105	1,378
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	50	1,387
Puma Biotechnology, Inc.* (Biotechnology)	119	965
Pure Cycle Corp.* (Water Utilities)	53	568
PureCycle Technologies, Inc.*(a) (Chemicals)	391	3,171
Q2 Holdings, Inc.* (Software)	171	8,225
QCR Holdings, Inc. (Banks)	45	4,381
Quad/Graphics, Inc. (Commercial Services & Supplies)	81	683
Quaker Chemical Corp. (Chemicals)	37	5,878
Qualys, Inc.* (Software)	98	13,474
Quanex Building Products Corp. (Building Products)	125	2,328
Quanterix Corp.* (Life Sciences Tools & Services)	115	497
Quantum Computing, Inc.*(a) (Software)	554	5,373

Common Stocks, continued

	Shares	Value
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	44	$879
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	185	3,240
QuinStreet, Inc.* (Interactive Media & Services)	148	2,168
Rackspace Technology, Inc.* (IT Services)	247	1,613
Radian Group, Inc. (Financial Services)	367	13,825
Radiant Logistics, Inc.* (Air Freight & Logistics)	98	927
RadNet, Inc.* (Health Care Providers & Services)	192	11,841
Ramaco Resources, Inc.*—Class A (Metals & Mining)	118	1,561
Ramaco Resources, Inc.*—Class B (Metals & Mining)	19	162
Ranger Energy Services, Inc. (Energy Equipment & Services)	51	817
Ranpak Holdings Corp.* (Containers & Packaging)	131	958
Rapid7, Inc.* (Software)	179	1,450
Rapport Therapeutics, Inc.* (Pharmaceuticals)	82	3,417
Rayonier Advanced Materials, Inc.* (Chemicals)	167	1,313
RBB Bancorp (Banks)	44	1,206
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	18	492
RCM Technologies, Inc.* (Technology Services)	12	339
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	50	493
Ready Capital Corp. (Mortgage REITs)	390	683
REalloys, Inc.*(a) (Software)	153	2,211
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	1,373	5,039
Red Cat Holdings, Inc.*(a) (Aerospace & Defense)	299	3,184
Red River Bancshares, Inc. (Banks)	14	1,278
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	129	8,393
Red Violet, Inc.* (Software)	31	1,975
Redwire Corp.* (Aerospace & Defense)	525	6,421
Redwood Trust, Inc. (Mortgage REITs)	339	1,607
REGENXBIO, Inc.* (Biotechnology)	129	1,545
Regional Management Corp. (Consumer Finance)	23	948
Relay Therapeutics, Inc.* (Biotechnology)	434	8,120
Relmada Therapeutics, Inc.* (Pharmaceuticals)	254	1,758
Remitly Global, Inc.* (Financial Services)	510	11,429
Renasant Corp. (Banks)	254	10,805
Rent the Runway, Inc.* (Specialty Retail)	22	69
Repay Holdings Corp.* (Financial Services)	175	735
Replimune Group, Inc.* (Biotechnology)	212	2,347
ReposiTrak, Inc. (Software)	33	297
Republic Airways Holdings, Inc.* (Passenger Airlines)	38	798
Republic Bancorp, Inc.—Class A (Banks)	23	2,080
Reservoir Media, Inc.* (Entertainment)	53	524
Resideo Technologies, Inc.* (Building Products)	369	11,476
Resolute Holdings Management, Inc.* (Asset Management)	11	1,590
Revolve Group, Inc.* (Specialty Retail)	113	2,587
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	79	3,567
Rezolute, Inc.* (Biotechnology)	210	1,092
RF Industries Ltd.* (Electronic Equipment, Instruments & Components)	23	488

See accompanying notes to financial statements.

94  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
RGC Resources, Inc. (Gas Utilities)	23		$550
RH* (Specialty Retail)	42		6,919
Rhinebeck Bancorp, Inc.* (Banking)	13		225
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	148		16,432
Ribbon Communications, Inc.* (Communications Equipment)	251		587
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	33		627
Richmond Mutual BanCorp, Inc. (Banking)	23		365
Richtech Robotics, Inc.* (Machinery)	502		1,059
Rigel Pharmaceuticals, Inc.* (Biotechnology)	49		1,917
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	900		17,388
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	41		1,351
Rimini Street, Inc.* (Software)	134		571
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	514		555
Riot Platforms, Inc.* (Software)	958		26,230
RLJ Lodging Trust (Hotel & Resort REITs)	336		3,982
Roadzen, Inc.* (Software)	124		181
Rocket Pharmaceuticals, Inc.* (Biotechnology)	243		831
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	19		784
Rogers Corp.* (Electronic Equipment, Instruments & Components)	49		8,023
Root, Inc.*—Class A (Insurance)	35		1,957
RPC, Inc. (Energy Equipment & Services)	274		1,597
Rumble, Inc.*(a) (Internet Media & Services)	303		1,922
RumbleON, Inc.*—Class B (Specialty Retail)	42		280
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	165		12,043
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	25		1,913
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	272		8,089
RXO, Inc.* (Ground Transportation)	450		12,417
RxSight, Inc.* (Health Care Equipment & Supplies)	107		516
Ryerson Holding Corp. (Metals & Mining)	122		3,002
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	169		21,724
S&T Bancorp, Inc. (Banks)	99		4,859
SAB Biotherapeutics, Inc.* (Biotechnology)	116		452
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	359		1,106
Sabra Health Care REIT, Inc. (Health Care REITs)	685		13,364
Sabre Corp.* (Hotels, Restaurants & Leisure)	915		1,912
Safe Builders, Inc. (Marine Transportation)	148		934
Safehold, Inc. (Specialized REITs)	153		2,402
Safety Insurance Group, Inc. (Insurance)	40		2,994
Sagimet Biosciences, Inc.* (Biotechnology)	158		1,221
Sally Beauty Holdings, Inc.* (Specialty Retail)	261		3,691
Sana Biotechnology, Inc.* (Biotechnology)	493		1,721
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	9		212
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	87		1,192
Sarepta Therapeutics, Inc.* (Biotechnology)	279		5,014
Satellogic, Inc.* (Telecommunications)	256		1,464
Saul Centers, Inc. (Retail REITs)	36		1,346
Savara, Inc.* (Biotechnology)	410		2,526

Common Stocks, continued

	Shares	Value
Savers Value Village, Inc.* (Broadline Retail)	101	$1,019
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	52	160
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	58	3,021
Scholar Rock Holding Corp.* (Biotechnology)	300	16,500
Scholastic Corp. (Media)	41	1,886
Schrodinger, Inc.* (Health Care Technology)	155	2,519
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	125	8,658
Seacoast Banking Corp. of Florida (Banks)	265	8,811
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	60	459
Seadrill, Ltd.* (Energy Equipment & Services)	171	6,467
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)	20	532
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	53	2,530
Security National Financial Corp.*—Class A (Specialty Finance)	43	417
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	306	6,114
Selective Insurance Group, Inc. (Insurance)	164	15,909
SELLAS Life Sciences Group, Inc.*(a) (Biotechnology)	506	7,469
Seneca Foods Corp.*—Class A (Food Products)	12	2,087
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	106	602
Sensient Technologies Corp. (Chemicals)	116	14,302
Septerna, Inc.* (Pharmaceuticals)	59	1,976
Serve Robotics, Inc.*(a) (Internet Media & Services)	192	1,264
Service Properties Trust (Hotel & Resort REITs)	1,576	2,663
ServiceTitan, Inc.*—Class A (Software)	165	11,667
ServisFirst Bancshares, Inc. (Banks)	141	12,232
SES AI Corp.* (Electrical Equipment)	676	649
Seven Hills Realty Trust (Mortgage REITs)	60	506
Sezzle, Inc.* (Financial Services)	44	7,552
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	334	3,407
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	106	5,938
SharonAI Holdings, Inc.* (IT Services)	11	931
Sharplink Gaming, Inc.* (Hotels, Restaurants & Leisure)	505	2,424
Shattuck Labs, Inc.* (Biotechnology)	165	1,145
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	135	2,036
Shimmick Corporation* (Construction & Engineering)	14	64
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	458	4,534
Shoe Carnival, Inc. (Specialty Retail)	50	742
Shore Bancshares, Inc. (Banks)	84	1,928
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	28	568
Shutterstock, Inc. (Interactive Media & Services)	70	977
SI-BONE, Inc.* (Health Care Equipment & Supplies)	118	1,926
Sidus Space, Inc.*(a) (Aerospace & Defense)	221	621
Sierra Bancorp (Banks)	32	1,304
SIGA Technologies, Inc. (Pharmaceuticals)	113	411

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  95

Common Stocks, continued

	Shares	Value
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	106	$575
Signet Jewelers, Ltd. (Specialty Retail)	107	9,223
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	89	19,452
Silvaco Group, Inc.* (Software)	32	441
Silver Bow Mining Corporation* (Metals & Mining)	14	95
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	17	172
Simmons First National Corp.—Class A (Banks)	395	8,947
Simulations Plus, Inc.* (Health Care Technology)	46	842
Sinclair, Inc. (Media)	113	1,610
Sionna Therapeutics, Inc.* (Biotechnology)	49	2,156
SiriusPoint, Ltd.* (Insurance)	285	6,840
SITE Centers Corp. (Retail REITs)	137	544
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	260	5,538
Sky Harbour Group Corp.* (Transportation Infrastructure)	60	590
Skyward Specialty Insurance Group, Inc.* (Insurance)	113	6,594
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,482
SkyWest, Inc.* (Passenger Airlines)	108	10,728
SL Green Realty Corp. (Office REITs)	196	10,147
Slide Insurance Holdings, Inc.* (Insurance)	178	3,448
SM Energy Co. (Oil, Gas & Consumable Fuels)	655	17,095
Smart Sand, Inc. (Energy Equipment & Services)	81	406
SmartFinancial, Inc. (Banks)	42	1,971
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	459	546
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)	152	4,940
Smith & Wesson Brands, Inc. (Leisure Products)	120	1,805
Smith-Midland Corp.* (Construction Materials)	8	232
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)	143	11,506
Solid Biosciences, Inc.* (Biotechnology)	211	2,108
Solid Power, Inc.* (Automobile Components)	544	1,409
Soluna Holdings, Inc.* (Software)	281	379
Sonic Automotive, Inc.—Class A (Specialty Retail)	33	2,798
Sonida Senior Living, Inc.* (Health Care Providers & Services)	77	3,142
Sonos, Inc.* (Household Durables)	326	4,411
SoundHound AI, Inc.*(a)—Class A (Software)	1,074	6,949
South Plains Financial, Inc. (Banks)	42	1,810
Southern California BanCorp (Banks)	70	1,459
Southern First Bancshares, Inc.* (Banks)	25	1,528
Southern Missouri Bancorp, Inc. (Banks)	26	1,981
Southside Bancshares, Inc. (Banks)	78	2,745
Southwest Gas Holdings, Inc. (Gas Utilities)	198	17,558
Spectrum Brands Holdings, Inc. (Household Products)	61	5,231
Sphere Entertainment Co.* (Entertainment)	74	12,803
Spire Global, Inc.*(a) (Professional Services)	82	1,525
Spire, Inc. (Gas Utilities)	159	12,416
Spok Holdings, Inc. (Wireless Telecommunication Services)	56	573

Common Stocks, continued

	Shares	Value
Sprinklr, Inc.*—Class A (Software)	298		$1,538
Sprout Social, Inc.*—Class A (Software)	146		1,102
Spruce Biosciences, Inc.* (Biotechnology)	7		378
SPS Commerce, Inc.* (Software)	100		5,717
SpyGlass Pharma, Inc.* (Pharmaceuticals)	30		668
Spyre Therapeutics, Inc.* (Biotechnology)	200		17,756
SR Bancorp, Inc. (Banking)	19		374
SSR Mining, Inc.* (Metals & Mining)	592		16,742
STAAR Surgical Co.* (Health Care Equipment & Supplies)	91		2,611
Stagwell, Inc.* (Media)	280		2,080
Standard Motor Products, Inc. (Automobile Components)	58		2,260
Standex International Corp. (Machinery)	33		11,803
Starfighters Space, Inc.* (Aerospace & Defense)	82		436
Starz Entertainment Corp.* (Entertainment)	33		952
Stepan Co. (Chemicals)	59		3,287
StepStone Group, Inc.—Class A (Capital Markets)	209		8,644
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	183		315
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	197		8,294
Stewart Information Services Corp. (Insurance)	82		5,414
Stitch Fix, Inc.*—Class A (Specialty Retail)	316		1,299
Stock Yards Bancorp, Inc. (Banks)	72		5,506
Stoke Therapeutics, Inc.* (Biotechnology)	148		4,843
StoneCo, Ltd.—CLASS A (Financial Services)	623		6,753
Stoneridge, Inc.* (Automobile Components)	75		549
StoneX Group, Inc.* (Capital Markets)	195		23,107
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)	183		964
Strategic Education, Inc. (Diversified Consumer Services)	59		4,521
Strattec Security Corporation* (Automobile Components)	11		896
Strawberry Fields REIT, Inc. (Health Care REITs)	22		303
Stride, Inc.* (Diversified Consumer Services)	114		9,831
Strive, Inc.* (Capital Markets)	170		1,855
Stubhub Holdings, Inc.*—Class A (Entertainment)	599		7,709
Sturm Ruger & Co., Inc. (Leisure Products)	37		1,400
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	280		1,963
Summit Midstream Corp.* (Oil & Gas Producers)	24		684
SunCoke Energy, Inc. (Metals & Mining)	231		1,860
Sunrun, Inc.* (Electrical Equipment)	627		8,389
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	490		5,611
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	440		5,962
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	29		380
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	151		7,023
Surgery Partners, Inc.* (Health Care Providers & Services)	214		3,595
Surrozen, Inc.* (Biotechnology)	20		519
Sutro Biopharma, Inc.* (Biotechnology)	43		1,428
Swarmer, Inc.* (Aerospace & Defense)	10		443

See accompanying notes to financial statements.

96  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	285		$2,511
Sylvamo Corp. (Paper & Forest Products)	91		3,439
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	104		12,920
Syndax Pharmaceuticals, Inc.* (Biotechnology)	239		5,225
Syntec Optics Holdings, Inc.* (Electronic Equipment, Instruments & Components)	19		237
T1 Energy, Inc.* (Electrical Equipment)	481		4,560
Taboola.com Ltd.* (Interactive Media & Services)	342		1,710
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	61		1,817
Talkspace, Inc.* (Health Care Providers & Services)	386		2,007
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	343		4,428
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	187		2,822
Tanger, Inc. (Retail REITs)	308		12,157
Tango Therapeutics, Inc.* (Biotechnology)	378		11,816
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	109		2,219
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	112		7,049
TAT Technologies Ltd* (Aerospace & Defense)	32		1,543
Taylor Devices, Inc.* (Machinery)	9		528
Taylor Morrison Home Corp.* (Household Durables)	256		18,366
Taysha Gene Therapies, Inc.* (Biotechnology)	643		4,379
TechTarget, Inc.* (Media)	82		295
Tecnoglass, Inc. (Building Products)	69		3,230
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	27		928
Teekay Corp. (Transportation & Logistics)	151		1,510
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	66		4,281
Tejon Ranch Co.* (Real Estate Management & Development)	58		1,085
Teladoc Health, Inc.* (Health Care Technology)	489		4,147
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	269		9,955
Telos Corp.* (Software)	150		690
Tenable Holdings, Inc.* (Software)	309		11,396
Tenax Therapeutics, Inc.* (Biotechnology)	68		989
Tennant Co. (Machinery)	48		4,202
Teradata Corp.* (Software)	257		8,905
Terex Corp. (Machinery)	309		22,368
Terreno Realty Corp. (Industrial REITs)	287		18,590
TETRA Technologies, Inc.* (Energy Equipment & Services)	350		3,966
Texas Capital Bancshares, Inc. (Banks)	118		12,185
TG Therapeutics, Inc.* (Biotechnology)	391		21,481
The Andersons, Inc. (Consumer Staples Distribution & Retail)	90		6,156
The Baldwin Insurance Group, Inc.* (Insurance)	263		6,991
The Bancorp, Inc.* (Banks)	108		6,765
The Bank of NT Butterfield & Son, Ltd. (Banks)	109		6,486
The Boston Beer Co., Inc.*—Class A (Beverages)	21		3,718
The Brink’s Co. (Commercial Services & Supplies)	112		10,583
The Buckle, Inc. (Specialty Retail)	87		3,671

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	127		$10,102
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	100		9,609
The Chemours Co. (Chemicals)	412		8,454
The E.W. Scripps Co.*—Class A (Media)	155		429
The First Bancorp, Inc. (Banks)	29		1,010
The GEO Group, Inc.* (Commercial Services & Supplies)	344		10,165
The Goodyear Tire & Rubber Co.* (Automobile Components)	758		5,003
The Gorman-Rupp Co. (Machinery)	57		5,229
The Greenbrier Cos., Inc. (Machinery)	83		4,068
The Hackett Group, Inc. (IT Services)	60		646
The Honest Co., Inc.* (Personal Care Products)	258		944
The Lovesac Co.* (Household Durables)	38		634
The Macerich Co. (Retail REITs)	767		19,321
The Manitowoc Co., Inc.* (Machinery)	95		1,320
The Marcus Corp. (Entertainment)	61		1,431
The Oncology Institute, Inc.* (Health Care Facilities & Services)	205		1,113
The Pennant Group, Inc.* (Health Care Providers & Services)	92		3,399
The Real Brokerage, Inc.* (Real Estate Management & Development)	418		761
The RealReal, Inc.* (Specialty Retail)	302		3,561
The RMR Group, Inc.—Class A (Real Estate Management & Development)	42		862
The Simply Good Foods Co.* (Food Products)	226		3,001
The St. Joe Co. (Real Estate Management & Development)	104		6,514
The Vita Coco Co., Inc.* (Beverages)	132		8,730
The Wendy’s Co. (Hotels, Restaurants & Leisure)	436		3,614
The York Water Co. (Water Utilities)	44		1,349
Theravance Biopharma, Inc.* (Pharmaceuticals)	108		1,836
Third Coast Bancshares, Inc.* (Banks)	42		1,697
ThredUp, Inc.*—Class A (Specialty Retail)	282		1,932
Thryv Holdings, Inc.* (Media)	91		359
Tidewater, Inc.* (Energy Equipment & Services)	135		8,995
Tigo Energy, Inc.* (Electrical Equipment)	104		242
Timberland Bancorp, Inc. (Banks)	20		896
TimkenSteel Corp.* (Metals & Mining)	99		1,850
Tiptree, Inc. (Insurance)	63		1,129
Titan America SA (Construction Materials)	68		1,269
Titan International, Inc.* (Machinery)	143		1,103
Titan Machinery, Inc.* (Trading Companies & Distributors)	57		1,204
Tompkins Financial Corp. (Banks)	37		3,497
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	39		498
Torrid Holdings, Inc.* (Specialty Retail)	92		172
TowneBank (Banks)	238		8,625
Toyo Company Ltd.* (Semiconductors & Semiconductor Equipment)	22		153
TPG RE Finance Trust, Inc. (Mortgage REITs)	191		1,599
Transcat, Inc.* (Trading Companies & Distributors)	25		2,319
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	3		138
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	92		6,111

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  97

Common Stocks, continued

	Shares	Value
Transocean, Ltd.* (Energy Equipment & Services)	2,652		$12,968
Travere Therapeutics, Inc.* (Biotechnology)	240		13,634
Tredegar Corp.* (Metals & Mining)	75		597
Trevi Therapeutics, Inc.* (Pharmaceuticals)	288		5,371
TriCompany Bancshares (Banks)	80		4,308
TriMas Corp. (Containers & Packaging)	74		3,332
TriNet Group, Inc. (Professional Services)	75		3,712
Trinity Industries, Inc. (Machinery)	217		7,504
TripAdvisor, Inc.* (Interactive Media & Services)	307		4,209
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	129		587
Triumph Financial, Inc.* (Banks)	62		4,731
Tron, Inc.* (Leisure Products)	139		224
Tronox Holdings PLC—Class A (Chemicals)	319		2,010
TruBridge, Inc.* (Software)	29		760
TrueBlue, Inc.* (Professional Services)	77		537
Trump Media & Technology Group Corp.* (Interactive Media & Services)	438		3,390
Trupanion, Inc.* (Insurance)	91		2,254
TrustCo Bank Corp. (Banks)	47		2,581
Trustmark Corp. (Banks)	151		6,948
TSS, Inc.* (Engineering & Construction)	66		812
Tucows, Inc.*—Class A (IT Services)	19		256
Turning Point Brands, Inc. (Tobacco)	51		4,326
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	40		498
Tutor Perini Corp. (Construction & Engineering)	123		10,205
Twin Disc, Inc. (Machinery)	31		719
Twist Bioscience Corp.* (Biotechnology)	167		17,181
Two Harbors Investment Corp. (Mortgage REITs)	286		3,549
TXNM Energy, Inc. (Electric Utilities)	280		15,898
Tyra Biosciences, Inc.* (Biotechnology)	99		3,162
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	41		2,816
UFP Industries, Inc. (Building Products)	154		13,974
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	20		5,303
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	121		17,253
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	259		8,648
UMB Financial Corp. (Banks)	198		28,266
UMH Properties, Inc. (Residential REITs)	221		3,346
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	518		3,310
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	503		3,129
Unicycive Therapeutics, Inc.* (Biotechnology)	66		310
UniFirst Corp. (Commercial Services & Supplies)	40		10,578
Unisys Corp.* (IT Services)	176		644
United Bankshares, Inc. (Banks)	376		17,232
United Community Banks, Inc. (Banks)	328		11,510
United Fire Group, Inc. (Insurance)	58		3,042
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	164		7,489
United States Antimony Corp.*(a) (Metals & Mining)	359		2,606
United States Lime & Minerals, Inc. (Construction Materials)	30		3,140
Uniti Group, Inc.* (Specialized REITs)	459		5,265

Common Stocks, continued

	Shares	Value
Unitil Corp. (Multi-Utilities)	48	$2,529
Unity Bancorp, Inc. (Banks)	20	1,174
Universal Corp. (Tobacco)	67	3,495
Universal Health Realty Income Trust (Health Care REITs)	35	1,535
Universal Insurance Holdings, Inc. (Insurance)	68	2,812
Universal Logistics Holdings, Inc. (Ground Transportation)	19	281
Universal Technical Institute, Inc.* (Diversified Consumer Services)	129	5,517
Univest Financial Corp. (Banks)	76	3,325
Unusual Machines Inc* (Electronic Equipment, Instruments & Components)	123	2,743
Upbound Group, Inc. (Specialty Retail)	148	3,141
Upstart Holdings, Inc.* (Consumer Finance)	230	8,149
Upstream Bio, Inc.* (Biotechnology)	94	650
Upwork, Inc.* (Professional Services)	323	2,700
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,328	14,156
Urban Edge Properties (Retail REITs)	347	7,939
Urban Outfitters, Inc.* (Specialty Retail)	156	11,054
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,021	1,389
UroGen Pharma, Ltd.* (Biotechnology)	114	4,195
US Gold Corp.* (Metals & Mining)	38	583
US Goldmining, Inc.* (Metals & Mining)	8	65
USA Rare Earth, Inc.* (Metals & Mining)	521	11,243
USANA Health Sciences, Inc.* (Personal Care Products)	30	641
USCB Financial Holdings, Inc. (Banks)	33	675
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	8	552
Utz Brands, Inc. (Food Products)	198	1,525
V2X, Inc.* (Aerospace & Defense)	79	5,890
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	280	1,422
Valaris, Ltd.* (Energy Equipment & Services)	154	11,180
Valhi, Inc. (Chemicals)	7	103
Valley National Bancorp (Banks)	1,313	19,235
Value Line, Inc. (Capital Markets)	2	81
Vanda Pharmaceuticals, Inc.* (Biotechnology)	144	881
Varex Imaging Corp.* (Health Care Equipment & Supplies)	114	1,189
Varonis Systems, Inc.* (Software)	307	12,882
Vaxcyte, Inc.* (Biotechnology)	354	20,577
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	161	12,204
Velo3D, Inc.* (Machinery)	44	772
Velocity Financial, Inc.* (Financial Services)	33	609
Venu Holding Corporation* (Hotels, Restaurants & Leisure)	129	293
Vera Therapeutics, Inc.* (Biotechnology)	171	7,338
Veracyte, Inc.* (Biotechnology)	217	12,744
VeraDermics, Inc.* (Pharmaceuticals)	58	7,131
Verastem, Inc.* (Biotechnology)	215	821
Vericel Corp.* (Biotechnology)	138	6,140
Veritone, Inc.* (Software)	226	310
Verra Mobility Corp.* (Professional Services)	412	1,751
Versigent Ltd.* (Automobile Components)	194	8,150
Vertex, Inc.*—Class A (Software)	195	2,239
Vestis Corp.* (Commercial Services & Supplies)	250	3,630
Via Transportation, Inc.* (Software)	142	2,576
Viad Corp.* (Commercial Services & Supplies)	56	3,134

See accompanying notes to financial statements.

98  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Viant Technology, Inc.*—Class A (Software)	46	$582
Viasat, Inc.* (Communications Equipment)	341	30,626
Victoria’s Secret & Co.* (Specialty Retail)	189	15,778
Victory Capital Holdings, Inc.—Class A (Capital Markets)	116	9,751
Viemed Healthcare, Inc.* (Health Care Providers & Services)	91	1,037
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	25	1,055
Vir Biotechnology, Inc.* (Biotechnology)	330	3,363
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	259	749
Virginia National Bankshares Corp. (Banks)	13	577
Viridian Therapeutics, Inc.* (Biotechnology)	242	4,446
Virtus Investment Partners, Inc. (Capital Markets)	17	2,440
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	331	17,801
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	33	4,947
Vista Gold Corporation* (Metals & Mining)	388	741
Vistance Networks, Inc. (Communications Equipment)	597	7,630
Visteon Corp. (Automobile Components)	72	7,143
Vital Farms, Inc.* (Food Products)	98	1,140
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	87	1,372
Vor BioPharma, Inc.* (Biotechnology)	109	2,007
Vox Royalty Corp. (Metals & Mining)	167	790
Voyager Technologies, Inc.* (Aerospace & Defense)	139	4,483
Voyager Therapeutics, Inc.* (Biotechnology)	141	494
VSE Corp. (Commercial Services & Supplies)	76	17,365
Vuzix Corp.* (Technology Hardware)	186	539
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	263	828
Wabash National Corp. (Machinery)	107	1,445
WaFd, Inc. (Banks)	52	1,897
Walker & Dunlop, Inc. (Financial Services)	91	4,978
Warby Parker, Inc.*—Class A (Specialty Retail)	278	8,435
Warrior Met Coal, Inc. (Metals & Mining)	143	11,606
Washington Federal, Inc. (Banks)	200	7,674
Waterstone Financial, Inc. (Financial Services)	41	850
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	370	2,150
Waystar Holding Corp.* (Health Care Technology)	300	6,159
WD‑40 Co. (Household Products)	37	9,015
Wealthfront Corporation* (Asset Management)	98	876
Weave Communications, Inc.* (Software)	176	1,054
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	57	651
Webull Corporation* (Capital Markets)	902	5,881
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	34	2,663
Werner Enterprises, Inc. (Ground Transportation)	163	7,108
WesBanco, Inc. (Banks)	259	10,109
WeShop Holdings Ltd.* (Interactive Media & Services)	4	31
West Bancorp, Inc. (Banks)	42	1,114
Westamerica Bancorp (Banks)	64	3,755
Western New England Bancorp, Inc. (Banking)	49	701

Common Stocks, continued

	Shares	Value
Westrock Coffee Co.* (Food Products)	101		$819
Westwood Holdings Group, Inc. (Asset Management)	20		383
Weyco Group, Inc. (Distributors)	16		629
Wheels Up Experience, Inc.* (Passenger Airlines)	15		135
Whitefiber, Inc.* (IT Services)	30		1,166
Whitehawk Therapeutics, Inc.* (Biotechnology)	87		398
Whitestone REIT (Retail REITs)	125		2,370
Willdan Group, Inc.* (Professional Services)	39		3,085
Willis Lease Finance Corp. (Trading Companies & Distributors)	10		2,288
Winmark Corp. (Specialty Retail)	8		3,385
Winnebago Industries, Inc. (Automobiles)	75		2,343
WisdomTree, Inc. (Capital Markets)	366		6,200
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	77		3,715
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	223		3,686
Workiva, Inc.* (Software)	140		6,791
World Acceptance Corp.* (Consumer Finance)	7		1,567
World Kinect Corp. (Oil, Gas & Consumable Fuels)	136		4,480
Worthington Enterprises, Inc. (Household Durables)	84		4,516
Worthington Steel, Inc. (Metals & Mining)	90		3,022
WSFS Financial Corp. (Banks)	142		10,896
X4 Pharmaceuticals, Inc.* (Biotech & Pharma)	217		1,013
Xencor, Inc.* (Biotechnology)	187		3,011
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	252		5,131
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	263		15,874
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	460		3,643
Xerox Holdings Corp.(a) (Technology Hardware, Storage & Peripherals)	327		1,024
XMAX, Inc.* (Household Durables)	165		1,500
XOMA Royalty Corp.* (Biotechnology)	25		1,063
Xometry, Inc.*—Class A (Trading Companies & Distributors)	124		11,968
XPEL, Inc.* (Automobile Components)	69		3,422
Xperi, Inc.* (Software)	123		1,012
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	96		664
Yelp, Inc.* (Interactive Media & Services)	144		3,531
Yesway, Inc.* (Consumer Staples Distribution & Retail)	42		853
Yext, Inc.* (Software)	232		1,083
York Space Systems, Inc.*(a) (Aerospace & Defense)	51		1,256
Z Squared, Inc.* (Biotechnology)	118		1,248
Zenas Biopharma, Inc.* (Biotechnology)	76		1,929
ZenaTech, Inc.* (Software)	116		174
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	134		650
Zeta Global Holdings Corp.*—Class A (Software)	610		12,005
Zevra Therapeutics, Inc.* (Pharmaceuticals)	158		2,266
Ziff Davis, Inc.* (Interactive Media & Services)	94		4,923
ZipRecruiter, Inc.* (Interactive Media & Services)	176		660

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap  ::  99

Common Stocks, continued

	Shares	Value
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	661	$1,937
Zspace, Inc.* (Software)	1	—	(c)
Zumiez, Inc.* (Specialty Retail)	36	641
Zura Bio, Ltd.* (Biotechnology)	158	932
Zurn Elkay Water Solutions Corp. (Building Products)	406	20,516
Zymeworks, Inc.* (Biotechnology)	126	3,294
TOTAL COMMON STOCKS (Cost $5,428,317)		8,640,966

Rights (0.0%)

Cartesian Therapeutics, Inc.*CVR (Biotechnology)	445	—
Chinook Therapeutics*CVR (Biotechnology)	222	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance* (Metals & Mining)	250		$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (25.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $2,973,290		$2,973,000		$2,973,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,973,000)				2,973,000

Collateral for Securities Loaned(f) (0.8%)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(g)		92,094		$92,094
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $92,094)			92,094
TOTAL INVESTMENT SECURITIES (Cost $8,493,411)—101.3%				11,706,060
Net other assets (liabilities)—(1.3)%				(146,457)
NET ASSETS—100.0%				$11,559,603
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $88,166.
(b)
Number of shares is less than 0.50.
(c)
Amount is less than $0.50.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $313,000.
(e)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(g)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	4		9/21/26	$609,120	$31,363

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International		7/27/26		4.18%	$1,621,062	$7,894
Russell 2000 Index	UBS AG		7/27/26		4.33%	689,556	4,103
						$2,310,618	$11,997
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

100  ::  ProFund VP Small-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

ProFund VP Small-Cap invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Advertising & Marketing		$1,250		NM
Aerospace & Defense		138,867		1.2%
Air Freight & Logistics		8,859		0.1%
Apparel & Textile Products		1,601		NM
Asset Management		7,215		0.1%
Automobile Components		83,732		0.7%
Automobiles		11,597		0.1%
Automotive		18,191		0.2%
Banking		17,481		0.2%
Banks		879,424		7.6%
Beverages		15,177		0.1%
Biotech & Pharma		42,100		0.4%
Biotechnology		904,858		7.7%
Broadline Retail		10,309		0.1%
Building Products		101,876		0.9%
Cable & Satellite		1,037		NM
Capital Markets		131,172		1.1%
Chemicals		166,039		1.4%
Commercial Services & Supplies		169,551		1.4%
Commercial Support Services		2,851		NM
Communications Equipment		95,016		0.8%
Construction & Engineering		168,949		1.5%
Construction Materials		17,690		0.2%
Consumer Finance		95,791		0.8%
Consumer Staples Distribution & Retail		50,867		0.5%
Containers & Packaging		19,850		0.2%
Distributors		5,057		NM
Diversified Consumer Services		94,346		0.8%
Diversified Telecommunication Services		40,999		0.4%
Electric Utilities		56,870		0.5%
Electrical Equipment		116,703		1.0%
Electronic Equipment, Instruments & Components		244,059		2.1%
Energy Equipment & Services		202,148		1.7%
Engineering & Construction		5,880		0.1%
Entertainment		65,412		0.6%
Entertainment Content		863		NM
Equity REIT—Diversified		46,048		0.4%
Financial Services		181,290		1.6%
Food Products		45,756		0.4%
Forestry, Paper & Wood Products		1,069		NM
Gas & Water Utilities		13,052		0.1%
Gas Utilities		72,773		0.6%
Ground Transportation		37,401		0.3%
Health Care Equipment & Supplies		215,967		1.9%
Health Care Facilities & Services		15,009		0.1%
Health Care Providers & Services		239,848		2.1%
Health Care REITs		64,830		0.6%
Health Care Technology		27,270		0.2%
Hotel & Resort REITs		72,839		0.6%
Hotels, Restaurants & Leisure		165,193		1.4%
Household Durables		148,747		1.3%
Household Products		26,795		0.2%
Independent Power/Renewable Electricity Producers		18,691		0.2%
Industrial REITs		33,223		0.3%
Institutional Financial Services		24,540		0.2%
Insurance		182,634		1.6%
Interactive Media & Services		39,033		0.3%

	Value		% of Net Assets
Internet Media & Services		$4,962	0.1%
IT Services		53,279	0.5%
Leisure Facilities & Services		4,256	NM
Leisure Products		42,762	0.4%
Life Sciences Tools & Services		31,421	0.3%
Machinery		277,129	2.3%
Marine Transportation		22,632	0.2%
Media		36,311	0.3%
Medical Equipment & Devices		25,388	0.2%
Metals & Mining		161,375	1.4%
Mortgage REITs		67,181	0.6%
Multi-Utilities		39,316	0.3%
Office REITs		50,567	0.4%
Oil & Gas Producers		4,579	NM
Oil & Gas Services & Equipment		7,926	0.1%
Oil, Gas & Consumable Fuels		270,944	2.4%
Paper & Forest Products		4,098	NM
Passenger Airlines		43,197	0.4%
Personal Care Products		24,407	0.2%
Pharmaceuticals		217,627	1.9%
Professional Services		88,681	0.8%
Real Estate Management & Development		65,647	0.6%
Real Estate Owners & Developers		532	NM
Real Estate Services		8,932	0.1%
REITS & Real Estate Management		4,940	NM
Renewable Energy		7,077	0.1%
Residential REITs		18,825	0.2%
Retail—Discretionary		565	NM
Retail REITs		113,824	1.0%
Semiconductors		1,670	NM
Semiconductors & Semiconductor Equipment		308,006	2.7%
Software		512,328	4.4%
Specialized REITs		31,197	0.2%
Specialty Finance		3,364	NM
Specialty Retail		171,305	1.6%
Steel		579	NM
Technology Hardware		10,470	0.1%
Technology Hardware, Storage & Peripherals		23,493	0.2%
Technology Services		7,138	0.1%
Telecommunications		1,464	NM
Textiles, Apparel & Luxury Goods		51,650	0.4%
Tobacco		7,821	0.1%
Trading Companies & Distributors		96,963	0.8%
Transportation & Logistics		7,654	0.1%
Transportation Infrastructure		590	NM
Water Utilities		29,427	0.3%
Wholesale—Discretionary		429	NM
Wireless Telecommunication Services		11,343	0.1%
Other**	2,918,637		25.2%
Total	$11,559,603		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap Growth  ::  101

Common Stocks (99.5%)

	Shares	Value
A10 Networks, Inc. (Software)	1,113		$41,582
AAR Corp.* (Aerospace & Defense)	919		131,353
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,969		75,116
Acadian Asset Management, Inc. (Capital Markets)	618		44,199
ACI Worldwide, Inc.* (Software)	1,572		79,056
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,337		169,652
Acushnet Holdings Corp. (Leisure Products)	645		76,451
Adamas Trust, Inc. (Mortgage REITs)	1,958		18,366
Addus HomeCare Corp.* (Health Care Providers & Services)	283		28,433
Adeia, Inc. (Software)	2,584		85,091
ADMA Biologics, Inc.* (Biotechnology)	5,430		45,449
ADT, Inc. (Diversified Consumer Services)	4,366		28,379
Agilysys, Inc.* (Software)	598		62,491
Alarm.com Holdings, Inc.* (Software)	672		31,396
Alignment Healthcare, Inc.* (Health Care Providers & Services)	3,875		92,264
Alkermes PLC* (Biotechnology)	3,905		204,602
American Eagle Outfitters, Inc. (Specialty Retail)	1,533		26,368
American States Water Co. (Water Utilities)	597		49,330
Ameris Bancorp (Banks)	842		75,998
AMERISAFE, Inc. (Insurance)	201		6,800
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	2,422		41,925
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	414		8,355
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	427		35,347
Archrock, Inc. (Energy Equipment & Services)	4,106		167,155
Arcosa, Inc. (Construction & Engineering)	736		106,933
Arcus Biosciences, Inc.* (Biotechnology)	1,281		39,493
Argan, Inc. (Construction & Engineering)	327		261,125
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,545		34,307
ARMOUR Residential REIT, Inc. (Mortgage REITs)	2,906		50,717
Armstrong World Industries, Inc. (Building Products)	1,000		160,420
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	898		31,008
Artivion, Inc.* (Health Care Equipment & Supplies)	1,001		22,492
Assured Guaranty, Ltd. (Insurance)	507		40,641
Astec Industries, Inc. (Machinery)	259		15,848
Atmus Filtration Technologies, Inc. (Machinery)	1,320		67,307
Avista Corp. (Multi-Utilities)	910		37,228
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	461		87,336
Axos Financial, Inc.* (Banks)	1,333		129,820
Azenta, Inc.* (Life Sciences Tools & Services)	577		14,725
AZZ, Inc. (Building Products)	700		108,535
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	684		101,492
Balchem Corp. (Chemicals)	444		75,014
BancFirst Corp. (Banks)	307		34,117
BankUnited, Inc. (Banks)	800		38,760

Common Stocks, continued

	Shares	Value
BGC Group, Inc.—Class A (Capital Markets)	5,109		$54,615
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	464		13,103
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	222		13,483
Blackbaud, Inc.* (Software)	414		12,263
BlackLine, Inc.* (Software)	1,154		32,393
Boot Barn Holdings, Inc.* (Specialty Retail)	711		116,795
Box, Inc.*—Class A (Software)	2,108		55,946
Brady Corp.—Class A (Commercial Services & Supplies)	1,024		93,768
Bright Horizons Family Solutions, Inc.* (Consumer Services)	813		57,625
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	3,706		258,456
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,005		168,839
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	1,168		24,143
Cactus, Inc.—Class A (Energy Equipment & Services)	1,025		52,511
California Water Service Group (Water Utilities)	673		32,741
Calix, Inc.* (Communications Equipment)	1,360		50,755
Callaway Golf Company* (Leisure Products)	2,049		38,501
Cal-Maine Foods, Inc. (Food Products)	1,043		84,024
Cargurus, Inc.* (Interactive Media & Services)	890		30,340
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	1,467		142,255
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,695		84,704
Cavco Industries, Inc.* (Household Durables)	182		111,817
Centerspace (Residential REITs)	189		10,620
Century Aluminum Co.* (Metals & Mining)	806		37,084
Certara, Inc.* (Health Care Technology)	1,394		9,131
Champion Homes, Inc.* (Household Durables)	596		52,520
Chesapeake Utilities Corp. (Gas Utilities)	337		41,276
Cinemark Holdings, Inc. (Entertainment)	1,470		46,643
City Holding Co. (Banks)	228		30,242
Cleanspark, Inc.* (Software)	3,487		50,736
Clear Secure, Inc.—Class A (Software)	2,145		119,540
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	2,839		97,037
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	604		8,384
Cohen & Steers, Inc. (Capital Markets)	299		22,766
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	760		27,512
Community Financial System, Inc. (Banks)	628		42,151
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,078		16,084
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,394		41,472
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,238		194,593
CorVel Corp.* (Health Care Providers & Services)	453		28,322
Covista, Inc.* (Diversified Consumer Services)	797		99,354
Credit Acceptance Corp.* (Consumer Finance)	63		40,115
CSW Industrials, Inc. (Building Products)	224		62,339

See accompanying notes to financial statements.

102  ::  ProFund VP Small-Cap Growth  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
CTS Corp. (Electronic Equipment, Instruments & Components)	295		$19,231
Curbline Properties Corp. (Retail REITs)	2,275		69,160
Customers Bancorp, Inc.* (Banks)	361		28,555
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	339		9,336
Dana, Inc. (Automobile Components)	1,249		33,985
Dave, Inc.* (Software)	243		90,539
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,348		28,599
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	519		44,125
Digi International, Inc.* (Communications Equipment)	883		66,181
Donnelley Financial Solutions, Inc.* (Capital Markets)	263		11,033
Dorman Products, Inc.* (Automobile Components)	637		86,918
DoubleVerify Holdings, Inc.* (Software)	1,761		19,089
DXP Enterprises, Inc.* (Trading Companies & Distributors)	294		49,610
Element Solutions, Inc. (Chemicals)	2,683		128,112
Ellington Financial, Inc. (Mortgage REITs)	2,938		39,986
Enact Holdings, Inc. (Financial Services)	360		16,456
Enerpac Tool Group Corp. (Machinery)	725		25,999
Enova International, Inc.* (Consumer Finance)	583		140,345
Enpro, Inc. (Machinery)	495		186,580
ePlus, Inc. (Electronic Equipment, Instruments & Components)	386		32,127
ESCO Technologies, Inc. (Machinery)	607		212,474
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	3,395		101,340
Etsy, Inc.* (Broadline Retail)	2,223		167,459
EVERTEC, Inc. (Financial Services)	1,444		40,114
Everus Construction Group, Inc.* (Construction & Engineering)	1,196		198,476
Extreme Networks, Inc.* (Communications Equipment)	1,992		64,481
EZCORP, Inc.*—Class A (Consumer Finance)	1,372		47,430
FB Financial Corp. (Banks)	414		22,915
Federal Signal Corp. (Machinery)	1,429		183,612
First Advantage Corp.* (Professional Services)	850		15,343
First Bancorp (Banks)	2,088		54,434
First Bancorp (Banks)	427		27,298
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,826		292,033
Four Corners Property Trust, Inc. (Specialized REITs)	1,209		29,681
Franklin Electric Co., Inc. (Machinery)	490		52,523
Freshpet, Inc.* (Retail—Discretionary)	725		42,862
Frontdoor, Inc.* (Diversified Consumer Services)	1,646		127,713
Gates Industrial Corp. PLC* (Machinery)	3,212		89,840
Gentherm, Inc.* (Automobile Components)	316		10,779
Getty Realty Corp. (Retail REITs)	652		21,751
Glaukos Corp.* (Health Care Equipment & Supplies)	949		132,631
Goosehead Insurance, Inc.*—Class A (Insurance)	377		18,285
Granite Construction, Inc. (Construction & Engineering)	1,025		162,032

Common Stocks, continued

	Shares	Value
Green Brick Partners, Inc.* (Household Durables)	403		$32,256
Griffon Corp. (Building Products)	533		51,983
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	126		21,382
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,288		50,296
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	936		34,080
Hawkins, Inc. (Chemicals)	328		46,609
Hayward Holdings, Inc.* (Building Products)	2,244		38,844
HCI Group, Inc. (Insurance)	247		43,287
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	1,608		39,492
HealthStream, Inc. (Health Care Technology)	279		7,603
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,147		37,553
Hertz Global Holdings, Inc.*(a) (Ground Transportation)	2,042		4,625
Horace Mann Educators Corp. (Insurance)	492		25,412
ICU Medical, Inc.* (Health Care Equipment & Supplies)	281		41,195
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	635		90,951
Independent Bank Corp. (Banks)	487		40,772
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	2,857		117,223
Ingevity Corp.* (Chemicals)	464		34,647
Innovex International, Inc.* (Energy Equipment & Services)	379		9,399
Innoviva, Inc.* (Pharmaceuticals)	969		22,006
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	614		27,391
Installed Building Products, Inc. (Household Durables)	527		121,126
Interface, Inc. (Commercial Services & Supplies)	762		27,310
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	952		72,913
Interparfums, Inc. 144A (Personal Care Products)	244		27,294
InvenTrust Properties Corp. (Retail REITs)	475		16,815
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,511		82,878
Itron, Inc.* (Electronic Equipment, Instruments & Components)	665		57,542
JBG SMITH Properties (Office REITs)	819		12,015
John Bean Technologies Corp. (Machinery)	1,220		176,900
Kadant, Inc. (Machinery)	141		44,306
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	588		28,424
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,143		47,412
Kodiak Gas Services, Inc. (Energy Equipment & Services)	2,294		172,348
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	643		53,588
Krystal Biotech, Inc.* (Biotechnology)	615		228,577
Lakeland Financial Corp. (Banks)	280		17,282
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	2,984		108,379
LAZARD INC (Capital Markets)	1,021		42,821

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap Growth  ::  103

Common Stocks, continued

	Shares	Value
Legalzoom.com, Inc.* (Commercial Support Services)	2,039		$12,499
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	493		47,308
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,591		105,816
Life360, Inc.* (Software)	1,899		105,129
LifeStance Health Group, Inc.* (Health Care Providers & Services)	3,006		32,194
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	470		148,562
Liquidia Corp.* (Pharmaceuticals)	1,646		131,236
Liquidity Services, Inc.* (Commercial Services & Supplies)	555		21,712
LiveRamp Holdings, Inc.* (Software)	1,479		55,670
LTC Properties, Inc. (Health Care REITs)	719		27,646
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	9,994		76,754
LXP Industrial Trust (Industrial REITs)	732		39,440
Lyft, Inc.*—Class A (Internet Media & Services)	8,896		129,971
Madison Square Garden Sports Corp.* (Entertainment)	421		169,174
MARA Holdings, Inc.* (Software)	4,913		68,242
MarketAxess Holdings, Inc. (Capital Markets)	450		51,071
Materion Corp. (Metals & Mining)	268		79,701
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	848		108,569
Mercury General Corp. (Insurance)	623		66,424
Mercury Systems, Inc.* (Aerospace & Defense)	1,238		151,444
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	881		61,089
MGE Energy, Inc. (Electric Utilities)	442		36,041
Middlesex Water Co. (Water Utilities)	236		13,254
Millrose Properties, Inc. (Specialized REITs)	2,132		64,067
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,732		102,774
Moelis & Co.—Class A (Capital Markets)	993		64,962
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	283		37,246
Mueller Water Products, Inc.—Class A (Machinery)	2,383		61,553
MYR Group, Inc.* (Construction & Engineering)	365		182,646
N-able, Inc.* (Software)	900		3,303
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	552		20,965
National Beverage Corp.* (Beverages)	274		8,549
National Health Investors, Inc. (Health Care REITs)	682		52,009
National HealthCare Corp. (Health Care Providers & Services)	293		61,928
National Presto Industries, Inc. (Aerospace & Defense)	124		15,499
National Vision Holdings, Inc.* (Specialty Retail)	1,877		35,682
NCR Atleos Corp.* (Financial Services)	1,072		46,536
NeoGenomics, Inc.* (Health Care Providers & Services)	1,769		25,810

Common Stocks, continued

	Shares	Value
NetScout Systems, Inc.* (Communications Equipment)	843		$36,713
NETSTREIT Corp. (Retail REITs)	1,048		22,144
NexPoint Residential Trust, Inc. (Residential REITs)	236		6,589
Nicolet Bankshares, Inc. (Banks)	238		39,363
NMI Holdings, Inc.*—Class A (Financial Services)	1,780		73,140
Noble Corp. PLC (Energy Equipment & Services)	1,565		58,375
Northwest Natural Holding Co. (Gas Utilities)	523		25,658
Oceaneering International, Inc.* (Energy Equipment & Services)	1,379		55,877
OFG Bancorp (Banks)	436		21,395
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	2,378		67,155
OPENLANE, Inc.* (Commercial Services & Supplies)	2,482		102,358
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	363		79,388
Otter Tail Corp. (Electric Utilities)	443		39,861
Outfront Media, Inc. (Specialized REITs)	2,440		79,934
Pacira BioSciences, Inc.* (Pharmaceuticals)	922		23,391
Palomar Holdings, Inc.* (Insurance)	621		78,487
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	362		13,311
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	564		31,629
Park National Corp. (Banks)	185		33,853
Pathward Financial, Inc. (Banks)	495		43,095
Patrick Industries, Inc. (Automobile Components)	347		31,154
Payoneer Global, Inc.* (Financial Services)	4,193		29,854
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	883		62,508
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,879		47,595
Peloton Interactive, Inc.*—Class A (Leisure Products)	5,571		32,925
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	530		40,285
PennyMac Mortgage Investment Trust (Mortgage REITs)	2,044		23,056
Perdoceo Education Corp. (Diversified Consumer Services)	898		28,736
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	494		15,512
Phillips Edison & Co., Inc. (Retail REITs)	1,712		71,253
Piper Sandler Cos (Institutional Financial Services)	855		61,851
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,372		24,037
PJT Partners, Inc.—Class A (Capital Markets)	605		91,319
Plexus Corp.* (Electronic Equipment, Instruments & Components)	276		82,985
Powell Industries, Inc. (Electrical Equipment)	666		190,716
Preferred Bank (Banks)	258		27,415
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	593		115,837
Primoris Services Corp. (Construction & Engineering)	1,271		125,982

See accompanying notes to financial statements.

104  ::  ProFund VP Small-Cap Growth  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Privia Health Group, Inc.* (Health Care Providers & Services)	2,775		$71,401
Progress Software Corp.* (Software)	670		22,499
Progyny, Inc.* (Health Care Providers & Services)	1,706		49,184
Protagonist Therapeutics, Inc.* (Biotechnology)	1,416		173,573
Proto Labs, Inc.* (Machinery)	557		45,401
PTC Therapeutics, Inc.* (Biotechnology)	1,943		158,491
Q2 Holdings, Inc.* (Software)	924		44,444
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,182		110,245
QuinStreet, Inc.* (Interactive Media & Services)	861		12,614
Radian Group, Inc. (Financial Services)	1,558		58,690
RadNet, Inc.* (Health Care Providers & Services)	1,061		65,432
Ralliant Corp. (Electrical Equipment)	1,364		100,431
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	1,111		72,282
Remitly Global, Inc.* (Financial Services)	2,629		58,916
Resideo Technologies, Inc.* (Building Products)	1,828		56,851
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	458		20,679
Reynolds Consumer Products, Inc. (Household Products)	578		15,519
RingCentral, Inc.—Class A (Software)	1,024		39,916
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	2,439		72,536
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,479		190,125
Safety Insurance Group, Inc. (Insurance)	175		13,101
Sarepta Therapeutics, Inc.* (Biotechnology)	1,509		27,117
Saul Centers, Inc. (Retail REITs)	164		6,132
Schrodinger, Inc.* (Health Care Technology)	1,336		21,710
Seacoast Banking Corp. of Florida (Banks)	1,060		35,245
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	293		13,988
Sensient Technologies Corp. (Chemicals)	997		122,920
ServisFirst Bancshares, Inc. (Banks)	589		51,096
Sezzle, Inc.* (Financial Services)	394		67,622
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	945		52,939
SiriusPoint, Ltd.* (Insurance)	2,451		58,824
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,078		22,961
SkyWest, Inc.* (Passenger Airlines)	576		57,214
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	841		49,148
Sonos, Inc.* (Household Durables)	2,791		37,762
Sphere Entertainment Co.* (Entertainment)	630		109,009
Sprinklr, Inc.*—Class A (Software)	2,645		13,648
SPS Commerce, Inc.* (Software)	516		29,500
STAAR Surgical Co.* (Health Care Equipment & Supplies)	607		17,415
Standex International Corp. (Machinery)	284		101,578
Stellar Bancorp, Inc. (Banks)	472		18,559
StepStone Group, Inc.—Class A (Capital Markets)	1,727		71,429

Common Stocks, continued

	Shares	Value
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	959		$40,374
StoneX Group, Inc.* (Capital Markets)	1,653		195,880
Sunrun, Inc.* (Electrical Equipment)	5,589		74,781
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	938		43,626
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	899		13,566
Tanger, Inc. (Retail REITs)	1,776		70,099
Tennant Co. (Machinery)	172		15,057
Teradata Corp.* (Software)	1,257		43,555
Terreno Realty Corp. (Industrial REITs)	1,743		112,894
TG Therapeutics, Inc.* (Biotechnology)	3,088		169,655
The Bancorp, Inc.* (Banks)	975		61,074
The Buckle, Inc. (Specialty Retail)	429		18,104
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	568		45,179
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	850		81,685
The Macerich Co. (Retail REITs)	3,453		86,982
The St. Joe Co. (Real Estate Management & Development)	928		58,121
The Vita Coco Co., Inc.* (Beverages)	1,030		68,124
Tidewater, Inc.* (Energy Equipment & Services)	1,084		72,227
Tootsie Roll Industries, Inc. (Food Products)	474		18,747
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	810		53,800
TripAdvisor, Inc.* (Interactive Media & Services)	2,726		37,374
Trupanion, Inc.* (Insurance)	526		13,029
TrustCo Bank Corp. (Banks)	176		9,664
Trustmark Corp. (Banks)	673		30,965
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	168		11,538
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	181		47,989
UniFirst Corp. (Commercial Services & Supplies)	140		37,024
United Fire Group, Inc. (Insurance)	253		13,267
United States Lime & Minerals, Inc. (Construction Materials)	176		18,422
Uniti Group, Inc.* (Specialized REITs)	4,267		48,942
Universal Technical Institute, Inc.* (Diversified Consumer Services)	534		22,839
Upwork, Inc.* (Professional Services)	2,894		24,193
Urban Edge Properties (Retail REITs)	1,417		32,421
Urban Outfitters, Inc.* (Specialty Retail)	1,203		85,245
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	729		55,258
Veracyte, Inc.* (Biotechnology)	1,869		109,766
Vericel Corp.* (Biotechnology)	1,196		53,210
Verra Mobility Corp.* (Professional Services)	3,559		15,126
Viasat, Inc.* (Communications Equipment)	3,182		285,775
Victory Capital Holdings, Inc.—Class A (Capital Markets)	705		59,262
Vir Biotechnology, Inc.* (Biotechnology)	1,166		11,882
Virtu Financial, Inc.—Class A (Capital Markets)	1,917		114,196
VSE Corp. (Commercial Services & Supplies)	657		150,125
Warby Parker, Inc.*—Class A (Specialty Retail)	1,462		44,357
Warrior Met Coal, Inc. (Metals & Mining)	532		43,177

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap Growth  ::  105

Common Stocks, continued

	Shares	Value
Waystar Holding Corp.* (Health Care Technology)	2,696		$55,348
WD‑40 Co. (Household Products)	186		45,317
Westamerica Bancorp (Banks)	237		13,905
Whitestone REIT (Retail REITs)	530		10,049
WillScot Mobile Mini Holdings Corp. (Biotech & Pharma)	2,205		63,636
Winmark Corp. (Specialty Retail)	40		16,923
WisdomTree, Inc. (Capital Markets)	2,948		49,939
World Acceptance Corp.* (Consumer Finance)	42		9,401
Worthington Enterprises, Inc. (Household Durables)	334		17,956
WSFS Financial Corp. (Banks)	646		49,568
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	994		20,238
XPEL, Inc.* (Automobile Components)	588		29,165
Yelp, Inc.* (Interactive Media & Services)	710		17,409
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	3,524		10,325
Zurn Elkay Water Solutions Corp. (Building Products)	3,480		175,845
TOTAL COMMON STOCKS (Cost $14,567,707)		21,384,839

Repurchase Agreements(b) (0.2%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $40,004	$40,000		$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)			40,000

Collateral for Securities Loaned(c) (NM)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)		4,845		$4,845
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,845)			4,845
TOTAL INVESTMENT SECURITIES (Cost $14,612,552)—99.7%				21,429,684
Net other assets (liabilities)—0.3%				57,919
NET ASSETS—100.0%				$21,487,603
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $4,390.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

106  ::  ProFund VP Small-Cap Growth  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$298,296		1.4%
Automobile Components		192,001		0.9%
Banks		977,541		4.5%
Beverages		76,673		0.4%
Biotech & Pharma		105,561		0.5%
Biotechnology		1,381,635		6.5%
Broadline Retail		167,459		0.8%
Building Products		654,817		3.0%
Capital Markets		904,500		4.2%
Chemicals		407,302		1.9%
Commercial Services & Supplies		638,081		3.0%
Commercial Support Services		12,499		0.1%
Communications Equipment		503,905		2.3%
Construction & Engineering		1,037,194		4.8%
Construction Materials		18,422		0.1%
Consumer Finance		237,291		1.1%
Consumer Services		57,625		0.3%
Consumer Staples Distribution & Retail		197,522		0.9%
Diversified Consumer Services		482,555		2.2%
Diversified Telecommunication Services		168,016		0.8%
Electric Utilities		75,902		0.4%
Electrical Equipment		365,928		1.7%
Electronic Equipment, Instruments & Components		578,223		2.7%
Energy Equipment & Services		625,445		2.9%
Entertainment		324,826		1.5%
Equity REIT—Diversified		125,483		0.6%
Financial Services		441,624		2.1%
Food Products		102,771		0.5%
Gas Utilities		66,934		0.3%
Ground Transportation		4,625		NM
Health Care Equipment & Supplies		464,876		2.2%
Health Care Providers & Services		814,029		3.8%
Health Care REITs		79,655		0.4%
Health Care Technology		93,792		0.4%
Hotel & Resort REITs		238,962		1.1%
Hotels, Restaurants & Leisure		618,580		2.9%
Household Durables		373,437		1.7%
Household Products		60,836		0.3%
Independent Power/Renewable Electricity Producers		97,037		0.4%

	Value		% of Net Assets
Industrial REITs		$152,334		0.7%
Institutional Financial Services		61,851		0.3%
Insurance		377,557		1.8%
Interactive Media & Services		108,062		0.5%
Internet Media & Services		129,971		0.6%
Leisure Products		147,877		0.7%
Life Sciences Tools & Services		27,828		0.1%
Machinery		1,278,978		6.0%
Metals & Mining		159,962		0.7%
Mortgage REITs		132,125		0.6%
Multi-Utilities		37,228		0.2%
Office REITs		12,015		0.1%
Oil, Gas & Consumable Fuels		200,447		0.9%
Passenger Airlines		57,214		0.3%
Personal Care Products		27,294		0.1%
Pharmaceuticals		801,443		3.7%
Professional Services		54,662		0.3%
Real Estate Management & Development		58,121		0.3%
Residential REITs		17,209		0.1%
Retail—Discretionary		42,862		0.2%
Retail REITs		406,806		1.8%
Semiconductors & Semiconductor Equipment		1,065,985		5.0%
Software		1,106,028		5.1%
Specialized REITs		222,624		1.0%
Specialty Retail		343,474		1.6%
Technology Hardware, Storage & Peripherals		44,125		0.2%
Textiles, Apparel & Luxury Goods		93,962		0.4%
Trading Companies & Distributors		49,610		0.2%
Water Utilities		95,325		0.4%
Other**	102,764			0.5%
Total	$21,487,603			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap Value  ::  107

Common Stocks (99.6%)

	Shares	Value
A10 Networks, Inc. (Software)	515		$19,240
ABM Industries, Inc. (Commercial Services & Supplies)	1,230		54,415
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,356		63,908
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	1,932		57,052
Acadia Realty Trust (Retail REITs)	2,806		58,674
ACI Worldwide, Inc.* (Software)	726		36,511
AdaptHealth Corp.* (Health Care Providers & Services)	2,265		23,601
Addus HomeCare Corp.* (Health Care Providers & Services)	131		13,162
Adient PLC* (Automobile Components)	1,648		30,290
ADT, Inc. (Diversified Consumer Services)	7,949		51,669
Advance Auto Parts, Inc. (Specialty Retail)	1,268		78,895
Alamo Group, Inc. (Machinery)	227		37,339
Alarm.com Holdings, Inc.* (Software)	437		20,417
Albany International Corp. (Machinery)	596		44,402
Allegiant Travel Co.* (Passenger Airlines)	472		55,507
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	522		24,706
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	224		36,947
Amentum Holdings, Inc.* (Technology Services)	3,234		66,847
American Assets Trust, Inc. (Equity REIT— Diversified)	994		24,542
American Eagle Outfitters, Inc. (Specialty Retail)	1,899		32,663
American States Water Co. (Water Utilities)	288		23,797
Ameris Bancorp (Banks)	570		51,448
AMERISAFE, Inc. (Insurance)	212		7,172
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	815		26,382
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	1,448		25,065
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	342		6,902
Apogee Enterprises, Inc. (Building Products)	446		20,400
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	4,613		77,544
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	4,042		21,908
ArcBest Corp. (Ground Transportation)	468		67,177
Arcosa, Inc. (Construction & Engineering)	371		53,903
Arcus Biosciences, Inc.* (Biotechnology)	674		20,779
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	686		23,688
Asbury Automotive Group, Inc.* (Specialty Retail)	391		78,622
Assured Guaranty, Ltd. (Insurance)	420		33,667
Astec Industries, Inc. (Machinery)	251		15,359
Astrana Health, Inc.* (Health Care Providers & Services)	892		41,398
Atlantic Union Bankshares Corp. (Banks)	3,007		127,227
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	1,627		27,024
Atmus Filtration Technologies, Inc. (Machinery)	532		27,127
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	983		24,457

Common Stocks, continued

	Shares	Value
Avista Corp. (Multi-Utilities)	921		$37,678
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	232		43,952
Azenta, Inc.* (Life Sciences Tools & Services)	345		8,804
Balchem Corp. (Chemicals)	276		46,630
Banc of California, Inc. (Banks)	2,875		58,736
BancFirst Corp. (Banks)	162		18,003
Bank of Hawaii Corp. (Banks)	833		67,881
BankUnited, Inc. (Banks)	809		39,196
Banner Corp. (Banks)	714		47,438
Beacon Financial Corporation (Banks)	1,761		53,622
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	754		74,397
BGC Group, Inc.—Class A (Capital Markets)	3,184		34,037
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	416		11,748
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	243		14,759
Blackbaud, Inc.* (Software)	371		10,989
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	3,284		55,663
Boise Cascade Co. (Trading Companies & Distributors)	739		57,369
Box, Inc.*—Class A (Software)	1,018		27,018
Bread Financial Holdings, Inc. (Consumer Finance)	849		91,988
Bright Horizons Family Solutions, Inc.* (Consumer Services)	376		26,651
Bristow Group, Inc. (Energy Equipment & Services)	542		22,395
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	2,981		61,617
Cactus, Inc.—Class A (Energy Equipment & Services)	540		27,664
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	4,280		129,170
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,642		86,813
California Water Service Group (Water Utilities)	654		31,817
Callaway Golf Company* (Leisure Products)	1,033		19,410
Campbell Soup Co. (Food Products)	4,134		92,064
Capitol Federal Financial, Inc. (Banks)	2,451		20,858
Cargurus, Inc.* (Interactive Media & Services)	798		27,204
CarMax, Inc.* (Specialty Retail)	2,981		157,666
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	774		31,858
Cathay General Bancorp (Banks)	1,408		87,282
Celanese Corp. (Chemicals)	2,304		105,984
Centerspace (Residential REITs)	184		10,339
Central Garden & Pet Co.* (Household Products)	171		7,582
Central Garden & Pet Co.*—Class A (Household Products)	1,078		41,794
Central Pacific Financial Corp. (Banks)	549		20,972
Century Aluminum Co.* (Metals & Mining)	462		21,257
Century Communities, Inc. (Household Durables)	526		37,693
Certara, Inc.* (Health Care Technology)	1,201		7,867
Champion Homes, Inc.* (Household Durables)	627		55,251

See accompanying notes to financial statements.

108  ::  ProFund VP Small-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas Utilities)	201		$24,618
Cinemark Holdings, Inc. (Entertainment)	843		26,748
City Holding Co. (Banks)	92		12,203
Cleanspark, Inc.* (Software)	2,264		32,941
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	462		6,413
Cohen & Steers, Inc. (Capital Markets)	315		23,984
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	991		73,245
Community Financial System, Inc. (Banks)	541		36,312
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	700		10,444
Conagra Brands, Inc. (Food Products)	10,024		134,923
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,250		37,188
Concentrix Corp. (Professional Services)	910		20,389
CONMED Corp. (Health Care Equipment & Supplies)	632		20,685
Core Laboratories, Inc. (Energy Equipment & Services)	969		11,289
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	1,060		84,821
CoreCivic, Inc.* (Commercial Services & Supplies)	2,078		63,130
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	989		9,564
CorVel Corp.* (Health Care Providers & Services)	249		15,567
Coty, Inc.*—Class A (Personal Care Products)	7,770		16,783
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	470		25,051
Credit Acceptance Corp.* (Consumer Finance)	67		42,662
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	5,135		50,426
CSW Industrials, Inc. (Building Products)	146		40,632
CTS Corp. (Electronic Equipment, Instruments & Components)	336		21,904
Cushman & Wakefield Ltd.* (Real Estate Services)	4,923		65,919
Customers Bancorp, Inc.* (Banks)	337		26,657
CVB Financial Corp. (Banks)	3,522		79,421
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	329		9,061
Dana, Inc. (Automobile Components)	1,166		31,727
Dauch Corporation* (Automobile Components)	4,988		27,035
Del Monte Corporation (Food Products)	690		19,258
Deluxe Corp. (Commercial Services & Supplies)	961		22,949
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,191		26,686
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	262		22,275
Dime Commercial Bancshares, Inc. (Banks)	862		35,040
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	966		105,719
DNOW, Inc.* (Trading Companies & Distributors)	3,835		49,740
Donnelley Financial Solutions, Inc.* (Capital Markets)	288		12,082

Common Stocks, continued

	Shares	Value
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	772		$26,850
DoubleVerify Holdings, Inc.* (Software)	1,097		11,891
Douglas Emmett, Inc. (Office REITs)	3,519		41,524
Dream Finders Homes, Inc.*—Class A (Household Durables)	583		10,063
DXC Technology Co.* (IT Services)	3,437		30,417
Eagle Bancorp, Inc. (Banks)	583		16,551
Easterly Government Properties, Inc. (Office REITs)	926		23,085
Eastern Bankshares, Inc. (Banks)	4,469		99,391
Eastman Chemical Co. (Chemicals)	2,403		160,952
Edgewell Personal Care Co. (Personal Care Products)	969		26,027
Element Solutions, Inc. (Chemicals)	2,406		114,886
Employers Holdings, Inc. (Insurance)	383		19,334
Enact Holdings, Inc. (Financial Services)	264		12,067
Encore Capital Group, Inc.* (Consumer Finance)	451		42,074
Energizer Holdings, Inc. (Household Products)	1,281		27,465
Enerpac Tool Group Corp. (Machinery)	433		15,527
Enovis Corp.* (Health Care Equipment & Supplies)	1,210		25,047
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	2,769		136,346
EPAM Systems, Inc.* (IT Services)	1,098		87,127
ePlus, Inc. (Electronic Equipment, Instruments & Components)	203		16,896
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	1,499		44,745
Everforth, Inc.* (IT Services)	862		15,404
eXp World Holdings, Inc. (Real Estate Management & Development)	1,969		10,652
Extreme Networks, Inc.* (Communications Equipment)	962		31,140
F&G Annuities & Life, Inc. (Insurance)	779		20,714
FB Financial Corp. (Banks)	473		26,181
First Advantage Corp.* (Professional Services)	896		16,173
First Bancorp (Banks)	1,356		35,351
First Bancorp (Banks)	487		31,134
First Commonwealth Financial Corp. (Banks)	2,129		43,283
First Financial Bancorp (Banks)	2,182		73,817
First Hawaiian, Inc. (Banks)	2,556		74,891
First Interstate BancSystem, Inc.(a)— Class A (Banks)	1,775		68,444
Flowers Foods, Inc. (Food Products)	4,452		35,171
FMC Corp. (Chemicals)	2,627		30,211
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	1,988		34,591
Four Corners Property Trust, Inc. (Specialized REITs)	1,222		30,000
Fox Factory Holding Corp.* (Automobile Components)	881		14,929
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	1,617		13,162
Franklin Electric Co., Inc. (Machinery)	359		38,481
Freshpet, Inc.* (Retail—Discretionary)	382		22,584
Fulton Financial Corp. (Banks)	3,976		96,179
Gates Industrial Corp. PLC* (Machinery)	2,454		68,639
Gentherm, Inc.* (Automobile Components)	361		12,314

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap Value  ::  109

Common Stocks, continued

	Shares	Value
Genworth Financial, Inc.*—Class A (Insurance)	8,047		$76,204
Getty Realty Corp. (Retail REITs)	584		19,482
Gibraltar Industries, Inc.* (Building Products)	623		28,097
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury Goods)	780		26,294
Glaukos Corp.* (Health Care Equipment & Supplies)	383		53,528
Global Net Lease, Inc. (Equity REIT— Diversified)	4,005		35,805
Goosehead Insurance, Inc.*—Class A (Insurance)	160		7,760
Green Brick Partners, Inc.* (Household Durables)	273		21,851
Griffon Corp. (Building Products)	332		32,380
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	2,079		20,748
Group 1 Automotive, Inc. (Specialty Retail)	247		71,919
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	193		32,752
H.B. Fuller Co. (Chemicals)	1,145		66,742
H2O America (Water Utilities)	826		50,196
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,531		59,786
Hanmi Financial Corp. (Banks)	620		20,088
Harmonic, Inc.* (Communications Equipment)	2,279		37,216
Hawaiian Electric Industries, Inc.* (Electric Utilities)	3,628		49,088
Hawkins, Inc. (Chemicals)	145		20,605
Hayward Holdings, Inc.* (Building Products)	2,180		37,736
HealthStream, Inc. (Health Care Technology)	240		6,540
Heartland Express, Inc. (Ground Transportation)	961		14,626
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,879		25,162
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,071		35,065
Heritage Financial Corp. (Banks)	866		25,651
Hertz Global Holdings, Inc.*(a) (Ground Transportation)	824		1,866
Highwoods Properties, Inc. (Office REITs)	2,317		69,881
Hilltop Holdings, Inc. (Banks)	861		33,390
HNI Corp. (Commercial Services & Supplies)	1,467		59,281
Hope Bancorp, Inc. (Banks)	2,686		36,744
Horace Mann Educators Corp. (Insurance)	407		21,022
Hub Group, Inc.—Class A (Air Freight & Logistics)	1,273		55,745
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	730		81,964
ICU Medical, Inc.* (Health Care Equipment & Supplies)	273		40,022
Independent Bank Corp. (Banks)	579		48,474
Ingevity Corp.* (Chemicals)	314		23,446
Innospec, Inc. (Chemicals)	518		42,160
Innovative Industrial Properties, Inc. (Industrial REITs)	604		37,436
Innovex International, Inc.* (Energy Equipment & Services)	469		11,631
Innoviva, Inc.* (Pharmaceuticals)	604		13,717
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	634		77,221

Common Stocks, continued

	Shares	Value
Insperity, Inc. (Professional Services)	762		$31,478
Integer Holdings Corp.* (Health Care Equipment & Supplies)	713		66,630
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,405		25,234
Interface, Inc. (Commercial Services & Supplies)	537		19,246
Interparfums, Inc. 144A (Personal Care Products)	165		18,457
InvenTrust Properties Corp. (Retail REITs)	1,212		42,905
Iridium Communications, Inc. (Diversified Telecommunication Services)	867		47,555
Itron, Inc.* (Electronic Equipment, Instruments & Components)	335		28,988
J & J Snack Foods Corp. (Food Products)	315		23,137
Jackson Financial, Inc.—Class A (Financial Services)	1,465		150,001
JBG SMITH Properties (Office REITs)	490		7,188
JetBlue Airways Corp.* (Passenger Airlines)	6,253		35,830
John B. Sanfilippo & Son, Inc. (Food Products)	192		16,510
John Wiley & Sons, Inc.—Class A (Media)	823		39,924
Kadant, Inc. (Machinery)	122		38,336
Kaiser Aluminum Corp. (Metals & Mining)	340		66,514
Kemper Corp. (Insurance)	1,237		33,350
Kennametal, Inc. (Machinery)	1,601		56,115
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	571		27,602
Knowles Corp.* (Electronic Equipment, Instruments & Components)	773		32,064
Kohl’s Corp. (Broadline Retail)	2,359		41,801
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	492		41,002
Koppers Holdings, Inc. (Chemicals)	404		18,140
Korn Ferry (Professional Services)	1,090		72,572
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,099		147,002
Lakeland Financial Corp. (Banks)	272		16,788
Lamb Weston Holdings, Inc. (Food Products)	2,902		125,308
LAZARD INC (Capital Markets)	1,431		60,016
La-Z-Boy, Inc. (Household Durables)	860		34,503
LCI Industries (Automobile Components)	511		54,105
Legalzoom.com, Inc.* (Commercial Support Services)	516		3,163
Leggett & Platt, Inc. (Household Durables)	2,867		33,573
LGI Homes, Inc.* (Household Durables)	430		27,382
Liberty Energy, Inc. (Energy Equipment & Services)	3,429		89,806
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	904		36,919
LifeStance Health Group, Inc.* (Health Care Providers & Services)	2,118		22,684
Lincoln National Corp. (Insurance)	3,576		126,411
Lindsay Corp. (Machinery)	218		26,988
LKQ Corp. (Distributors)	5,353		140,944
LTC Properties, Inc. (Health Care REITs)	430		16,534
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	10,954		84,126
LXP Industrial Trust (Industrial REITs)	583		31,412
M/I Homes, Inc.* (Household Durables)	538		86,505

See accompanying notes to financial statements.

110  ::  ProFund VP Small-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	3,886		$99,404
ManpowerGroup, Inc. (Professional Services)	977		32,993
MARA Holdings, Inc.* (Software)	3,605		50,073
Marcus & Millichap, Inc. (Real Estate Management & Development)	493		15,367
MarineMax, Inc.* (Specialty Retail)	407		14,904
MarketAxess Holdings, Inc. (Capital Markets)	343		38,927
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	578		58,887
Marten Transport, Ltd. (Ground Transportation)	1,217		21,115
Masterbrand, Inc.* (Building Products)	4,266		43,897
Match Group, Inc. (Interactive Media & Services)	4,901		186,483
Materion Corp. (Metals & Mining)	196		58,288
Matson, Inc. (Marine Transportation)	635		122,066
Matthews International Corp.—Class A (Commercial Services & Supplies)	655		17,633
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,008		129,054
MDU Resources Group, Inc. (Construction & Engineering)	4,392		93,154
Medical Properties Trust, Inc. (Health Care REITs)	10,305		47,609
Merchants Bancorp (Financial Services)	617		30,850
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	464		32,174
Meritage Homes Corp. (Household Durables)	1,401		117,474
MGE Energy, Inc. (Electric Utilities)	397		32,371
Middlesex Water Co. (Water Utilities)	180		10,109
MillerKnoll, Inc. (Commercial Services & Supplies)	1,436		29,381
Millrose Properties, Inc. (Specialized REITs)	1,329		39,936
Minerals Technologies, Inc. (Chemicals)	651		48,154
Moelis & Co.—Class A (Capital Markets)	672		43,962
Mohawk Industries, Inc.* (Household Durables)	1,076		130,550
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,095		250,426
Mueller Water Products, Inc.—Class A (Machinery)	1,151		29,730
N-able, Inc.* (Software)	777		2,852
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	255		9,685
National Bank Holdings Corp.—Class A (Banks)	942		41,853
National Beverage Corp.* (Beverages)	246		7,675
National Health Investors, Inc. (Health Care REITs)	409		31,190
Navient Corp. (Consumer Finance)	1,363		11,599
NBT Bancorp, Inc. (Banks)	1,093		53,961
NCR Atleos Corp.* (Financial Services)	589		25,568
NCR Voyix Corp.* (Software)	2,896		23,660
Neogen Corp.* (Health Care Equipment & Supplies)	4,573		41,111
NeoGenomics, Inc.* (Health Care Providers & Services)	1,149		16,764
NetScout Systems, Inc.* (Communications Equipment)	670		29,179

Common Stocks, continued

	Shares	Value
NETSTREIT Corp. (Retail REITs)	1,103		$23,306
Newell Brands, Inc. (Household Durables)	8,928		54,818
NexPoint Residential Trust, Inc. (Residential REITs)	248		6,924
Nicolet Bankshares, Inc. (Banks)	197		32,582
Noble Corp. PLC (Energy Equipment & Services)	1,245		46,439
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,196		39,857
Northwest Bancshares, Inc. (Banks)	3,074		46,602
Northwest Natural Holding Co. (Gas Utilities)	416		20,409
Oceaneering International, Inc.* (Energy Equipment & Services)	859		34,807
OFG Bancorp (Banks)	497		24,388
O-I Glass, Inc.* (Containers & Packaging)	3,221		31,018
Omnicell, Inc.* (Health Care Equipment & Supplies)	956		39,693
Organon & Co. (Pharmaceuticals)	5,518		74,713
Otter Tail Corp. (Electric Utilities)	485		43,640
Outfront Media, Inc. (Specialized REITs)	1,030		33,743
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	366		13,458
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	548		30,732
Park National Corp. (Banks)	173		31,657
Patrick Industries, Inc. (Automobile Components)	380		34,116
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	7,258		66,628
Paycom Software, Inc. (Professional Services)	872		109,593
Payoneer Global, Inc.* (Financial Services)	1,937		13,791
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	238		17,372
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	2,559		59,164
Pebblebrook Hotel Trust (Hotel & Resort REITs)	2,382		46,235
Peloton Interactive, Inc.*—Class A (Leisure Products)	3,770		22,281
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	495		37,625
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,669		57,010
People, Inc.* (Interactive Media & Services)	1,312		60,562
Perdoceo Education Corp. (Diversified Consumer Services)	434		13,888
Perrigo Co. PLC (Pharmaceuticals)	2,908		30,214
Phillips Edison & Co., Inc. (Retail REITs)	1,112		46,282
Phinia, Inc. (Automobile Components)	778		64,083
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,241		40,370
Piper Sandler Cos (Institutional Financial Services)	653		47,238
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,387		24,300
Plexus Corp.* (Electronic Equipment, Instruments & Components)	315		94,711
Pool Corp. (Distributors)	674		144,843
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,171		98,083

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap Value  ::  111

Common Stocks, continued

	Shares	Value
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	995		$47,034
PROG Holdings, Inc. (Consumer Finance)	842		39,246
Progress Software Corp.* (Software)	283		9,503
Provident Financial Services, Inc. (Banks)	2,738		64,726
Q2 Holdings, Inc.* (Software)	487		23,425
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	622		58,014
Quaker Chemical Corp. (Chemicals)	288		45,755
Quanex Building Products Corp. (Building Products)	956		17,801
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	1,432		25,081
QuinStreet, Inc.* (Interactive Media & Services)	435		6,373
Radian Group, Inc. (Financial Services)	1,397		52,625
RadNet, Inc.* (Health Care Providers & Services)	536		33,055
Ralliant Corp. (Electrical Equipment)	1,129		83,128
Redwood Trust, Inc. (Mortgage REITs)	2,632		12,476
Remitly Global, Inc.* (Financial Services)	1,270		28,461
Renasant Corp. (Banks)	1,939		82,485
Resideo Technologies, Inc.* (Building Products)	1,288		40,057
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	185		8,353
Reynolds Consumer Products, Inc. (Household Products)	633		16,996
RingCentral, Inc.—Class A (Software)	638		24,869
Rithm Capital Corporation (Specialty Finance)	11,731		110,154
Robert Half, Inc. (Professional Services)	2,113		64,869
Rogers Corp.* (Electronic Equipment, Instruments & Components)	349		57,142
RPC, Inc. (Energy Equipment & Services)	1,878		10,949
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	1,282		93,566
RXO, Inc.* (Ground Transportation)	3,465		95,599
S&T Bancorp, Inc. (Banks)	756		37,104
Sabre Corp.* (Hotels, Restaurants & Leisure)	8,307		17,362
Safehold, Inc. (Specialized REITs)	963		15,119
Safety Insurance Group, Inc. (Insurance)	152		11,379
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,005		28,351
Sarepta Therapeutics, Inc.* (Biotechnology)	865		15,544
Saul Centers, Inc. (Retail REITs)	116		4,337
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	393		20,471
Schneider National, Inc.—Class B (Ground Transportation)	1,045		38,174
Scholastic Corp. (Media)	344		15,824
Seacoast Banking Corp. of Florida (Banks)	1,071		35,611
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	232		11,076
ServisFirst Bancshares, Inc. (Banks)	529		45,891
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	965		14,552
Signet Jewelers, Ltd. (Specialty Retail)	842		72,580
Simmons First National Corp.—Class A (Banks)	3,048		69,037
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,181		25,155
SkyWest, Inc.* (Passenger Airlines)	316		31,388
SL Green Realty Corp. (Office REITs)	1,494		77,345

Common Stocks, continued

	Shares	Value
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,786		$124,915
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	524		30,623
Sonic Automotive, Inc.—Class A (Specialty Retail)	275		23,317
Southside Bancshares, Inc. (Banks)	587		20,657
SPS Commerce, Inc.* (Software)	308		17,608
STAAR Surgical Co.* (Health Care Equipment & Supplies)	502		14,402
Standard Motor Products, Inc. (Automobile Components)	445		17,342
Stellar Bancorp, Inc. (Banks)	540		21,233
Stepan Co. (Chemicals)	454		25,297
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	675		28,418
Stewart Information Services Corp. (Insurance)	639		42,187
Strategic Education, Inc. (Diversified Consumer Services)	470		36,011
Stride, Inc.* (Diversified Consumer Services)	881		75,978
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	3,914		44,815
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	378		17,581
Sylvamo Corp. (Paper & Forest Products)	701		26,498
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,595		33,501
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	633		9,552
Tanger, Inc. (Retail REITs)	821		32,405
Teleflex, Inc. (Health Care Equipment & Supplies)	931		118,014
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,033		75,241
Tennant Co. (Machinery)	204		17,858
Teradata Corp.* (Software)	850		29,453
Terreno Realty Corp. (Industrial REITs)	670		43,396
The Andersons, Inc. (Consumer Staples Distribution & Retail)	709		48,496
The Buckle, Inc. (Specialty Retail)	256		10,803
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	452		35,952
The Chemours Co. (Chemicals)	3,160		64,843
The GEO Group, Inc.* (Commercial Services & Supplies)	2,756		81,439
The Greenbrier Cos., Inc. (Machinery)	650		31,857
The Macerich Co. (Retail REITs)	2,859		72,019
The Simply Good Foods Co.* (Food Products)	1,749		23,227
The Wendy’s Co.(a) (Hotels, Restaurants & Leisure)	3,322		27,539
The Western Union Co. (Financial Services)	6,565		50,551
TimkenSteel Corp.* (Metals & Mining)	752		14,055
Tompkins Financial Corp. (Banks)	266		25,142
Trinity Industries, Inc. (Machinery)	1,671		57,784
Triumph Financial, Inc.* (Banks)	475		36,247
Trupanion, Inc.* (Insurance)	243		6,019
TrustCo Bank Corp. (Banks)	209		11,476
Trustmark Corp. (Banks)	628		28,894

See accompanying notes to financial statements.

112  ::  ProFund VP Small-Cap Value  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Two Harbors Investment Corp. (Mortgage REITs)	2,207		$27,389
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	170		11,676
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	942		134,320
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,968		25,356
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,512		15,625
UniFirst Corp. (Commercial Services & Supplies)	181		47,867
United Community Banks, Inc. (Banks)	2,515		88,251
United Fire Group, Inc. (Insurance)	236		12,376
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,277		58,321
United States Lime & Minerals, Inc. (Construction Materials)	65		6,804
Unitil Corp. (Multi-Utilities)	378		19,917
Universal Corp. (Tobacco)	524		27,337
Universal Technical Institute, Inc.* (Diversified Consumer Services)	585		25,020
Upbound Group, Inc. (Specialty Retail)	1,102		23,384
Urban Edge Properties (Retail REITs)	1,376		31,483
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	628		47,602
Versant Media Group, Inc. (Media)	2,965		106,770
Versigent Ltd.* (Automobile Components)	1,489		62,553
Vestis Corp.* (Commercial Services & Supplies)	2,359		34,253
Viad Corp.* (Commercial Services & Supplies)	436		24,403
Victoria’s Secret & Co.* (Specialty Retail)	1,669		139,329
Victory Capital Holdings, Inc.—Class A (Capital Markets)	340		28,580
Vir Biotechnology, Inc.* (Biotechnology)	1,505		15,336
Virtus Investment Partners, Inc. (Capital Markets)	132		18,942
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,605		140,096
Walker & Dunlop, Inc. (Financial Services)	721		39,439
Warby Parker, Inc.*—Class A (Specialty Retail)	804		24,393
Warrior Met Coal, Inc. (Metals & Mining)	632		51,293
Washington Federal, Inc. (Banks)	1,552		59,550
WD‑40 Co. (Household Products)	116		28,262
Werner Enterprises, Inc. (Ground Transportation)	1,260		54,949
WesBanco, Inc. (Banks)	2,021		78,880
Westamerica Bancorp (Banks)	281		16,486
Whitestone REIT (Retail REITs)	475		9,006
WillScot Mobile Mini Holdings Corp. (Biotech & Pharma)	1,825		52,669
Winmark Corp. (Specialty Retail)	27		11,423
Winnebago Industries, Inc. (Automobiles)	593		18,525
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,723		28,481

Common Stocks, continued

	Shares	Value
World Acceptance Corp.* (Consumer Finance)	19		$4,253
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,079		35,542
Worthington Enterprises, Inc. (Household Durables)	352		18,924
Worthington Steel, Inc. (Metals & Mining)	683		22,935
WSFS Financial Corp. (Banks)	514		39,439
Xencor, Inc.* (Biotechnology)	1,558		25,084
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,046		21,297
Yelp, Inc.* (Interactive Media & Services)	461		11,304
Ziff Davis, Inc.* (Interactive Media & Services)	774		40,534
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	2,290		6,710
TOTAL COMMON STOCKS (Cost $14,388,811)		19,484,517

Repurchase Agreements(b) (0.1%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $27,003	$27,000		$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)			27,000

Collateral for Securities Loaned(c) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(d)	138,385		$138,385
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $138,385)		138,385
TOTAL INVESTMENT SECURITIES (Cost $14,554,196)—100.4%			19,649,902
Net other assets (liabilities)—(0.4)%			(77,999)
NET ASSETS—100.0%			$19,571,903
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $134,813.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Small-Cap Value  ::  113

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Air Freight & Logistics		$55,745		0.3%
Automobile Components		348,494		1.8%
Automobiles		18,525		0.1%
Banks		2,520,805		12.8%
Beverages		7,675		NM
Biotech & Pharma		77,734		0.4%
Biotechnology		76,743		0.4%
Broadline Retail		41,801		0.2%
Building Products		261,000		1.3%
Capital Markets		284,218		1.5%
Chemicals		813,805		4.2%
Commercial Services & Supplies		478,297		2.4%
Commercial Support Services		3,163		NM
Communications Equipment		97,535		0.5%
Construction & Engineering		147,057		0.8%
Construction Materials		6,804		NM
Consumer Finance		231,822		1.2%
Consumer Services		26,651		0.1%
Consumer Staples Distribution & Retail		127,565		0.7%
Containers & Packaging		31,018		0.2%
Distributors		285,787		1.5%
Diversified Consumer Services		202,566		1.0%
Diversified Telecommunication Services		152,646		0.8%
Electric Utilities		125,099		0.7%
Electrical Equipment		83,128		0.4%
Electronic Equipment, Instruments & Components		590,947		3.0%
Energy Equipment & Services		408,859		2.1%
Entertainment		26,748		0.1%
Equity REIT—Diversified		166,709		0.9%
Financial Services		463,139		2.4%
Food Products		469,598		2.5%
Gas Utilities		45,027		0.2%
Ground Transportation		293,506		1.5%
Health Care Equipment & Supplies		535,630		2.7%
Health Care Providers & Services		548,955		2.8%
Health Care REITs		95,333		0.5%
Health Care Technology		14,407		0.1%
Hotel & Resort REITs		216,577		1.1%
Hotels, Restaurants & Leisure		452,338		2.3%
Household Durables		628,587		3.2%
Household Products		122,099		0.6%
Industrial REITs		112,244		0.6%
Institutional Financial Services		47,238		0.2%
Insurance		417,595		2.1%

	Value		% of Net Assets
Interactive Media & Services		$339,170		1.8%
IT Services		132,948		0.7%
Leisure Products		41,691		0.2%
Life Sciences Tools & Services		55,143		0.3%
Machinery		505,542		2.7%
Marine Transportation		122,066		0.6%
Media		162,518		0.8%
Metals & Mining		271,289		1.4%
Mortgage REITs		130,598		0.6%
Multi-Utilities		57,595		0.3%
Office REITs		219,023		1.1%
Oil, Gas & Consumable Fuels		760,237		3.9%
Paper & Forest Products		26,498		0.1%
Passenger Airlines		122,725		0.6%
Personal Care Products		61,267		0.3%
Pharmaceuticals		190,161		1.0%
Professional Services		348,067		1.8%
Real Estate Management & Development		26,019		0.1%
Real Estate Services		65,919		0.4%
Residential REITs		17,263		0.1%
Retail—Discretionary		22,584		0.1%
Retail REITs		339,899		1.7%
Semiconductors & Semiconductor Equipment		1,188,625		6.1%
Software		340,450		1.7%
Specialized REITs		118,798		0.6%
Specialty Finance		110,154		0.6%
Specialty Retail		832,157		4.2%
Technology Hardware, Storage & Peripherals		31,839		0.2%
Technology Services		66,847		0.3%
Textiles, Apparel & Luxury Goods		197,034		1.0%
Tobacco		27,337		0.1%
Trading Companies & Distributors		200,675		1.0%
Water Utilities		115,919		0.6%
Wireless Telecommunication Services		75,241		0.4%
Other**	87,386			0.4%
Total	$19,571,903			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

114  ::  ProFund VP Technology  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (98.0%)

	Shares	Value
Accenture PLC—Class A (IT Services)	2,455		$305,500
Adobe, Inc.* (Software)	1,616		331,312
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,088		2,955,670
Akamai Technologies, Inc.* (IT Services)	581		68,680
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	4,919		867,317
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,952		775,276
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,052		6,959,686
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,174		2,294,802
AppLovin Corp.*—Class A (Software)	1,076		554,387
Arista Networks, Inc.* (Communications Equipment)	4,129		701,435
Autodesk, Inc.* (Software)	844		164,090
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	7,754		2,929,074
Cadence Design Systems, Inc.* (Software)	1,103		413,978
CDW Corp. (Electronic Equipment, Instruments & Components)	511		71,867
Ciena Corp.* (Communications Equipment)	565		277,166
Cisco Systems, Inc. (Communications Equipment)	15,795		1,855,280
Cognizant Technology Solutions Corp.—Class A (IT Services)	1,895		73,393
Coherent Corp.* (Electronic Equipment, Instruments & Components)	782		308,476
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,132		800,007
Crowdstrike Holdings, Inc.*—Class A (Software)	1,018		776,877
Datadog, Inc.*—Class A (Software)	1,323		344,456
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	1,157		499,199
F5, Inc.* (Communications Equipment)	226		94,007
Fair Isaac Corp.* (Software)	93		111,115
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	430		101,463
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	1,470		238,243
Fortinet, Inc.* (Software)	2,490		382,514
Gartner, Inc.* (IT Services)	268		34,738
Gen Digital, Inc. (Software)	2,204		54,858
GoDaddy, Inc.*—Class A (IT Services)	529		44,902
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	5,306		239,354
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,657		80,235
Intel Corp.* (Semiconductors & Semiconductor Equipment)	18,893		2,638,030
International Business Machines Corp. (IT Services)	3,759		1,057,068
Intuit, Inc. (Software)	1,106		288,666
Jabil, Inc. (Electronic Equipment, Instruments & Components)	422		162,673
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	686		240,148
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,224		1,576,133

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,001		$2,167,083
Lumentum Holdings, Inc.* (Communications Equipment)	311		266,857
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,501		1,042,913
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,164		197,357
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,543		2,935,359
Microsoft Corp. (Software)	12,166		4,538,160
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	196		270,943
Motorola Solutions, Inc. (Communications Equipment)	664		275,753
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	789		122,106
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	39,668		7,937,169
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,010		283,840
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,567		148,144
Oracle Corp. (Software)	6,786		994,488
Palantir Technologies, Inc.*—Class A (Software)	9,181		1,071,147
Palo Alto Networks, Inc.* (Software)	3,243		1,105,928
PTC, Inc.* (Software)	462		52,488
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	837		136,690
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	4,215		778,890
Roper Technologies, Inc. (Software)	404		136,710
Salesforce, Inc. (Software)	3,271		512,435
Sandisk Corp.* (Semiconductors)	592		1,346,048
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	899		867,535
ServiceNow, Inc.* (Software)	4,124		409,431
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	602		40,816
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,251		66,022
Synopsys, Inc.* (Software)	766		341,690
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,167		235,279
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	185		123,377
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	626		302,884
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,639		1,084,677
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	932		47,700
Tyler Technologies, Inc.* (Software)	169		49,426
VeriSign, Inc. (IT Services)	328		82,512
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,378		880,156
Workday, Inc.*—Class A (Software)	815		99,772

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP Technology  ::  115

Common Stocks, continued

	Shares	Value
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	190		$50,019
TOTAL COMMON STOCKS (Cost $17,617,335)		62,673,879

Repurchase Agreements(a) (1.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $1,181,115		$1,181,000		$1,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,181,000)			1,181,000
TOTAL INVESTMENT SECURITIES (Cost $18,798,335)—99.8%				63,854,879
Net other assets (liabilities)—0.2%				105,846
NET ASSETS—100.0%				$63,960,725
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$1,255,219		$38,254
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Communications Equipment		$3,470,498		5.4%
Electronic Equipment, Instruments & Components		3,145,106		4.9%
IT Services		1,666,793		2.6%
Semiconductors		1,346,048		2.1%
Semiconductors & Semiconductor Equipment		30,597,213		47.9%
Software		12,733,928		19.9%
Technology Hardware, Storage & Peripherals		9,714,293		15.2%
Other**	1,286,846			2.0%
Total	$63,960,725			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

116  ::  ProFund VP UltraBull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (55.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	131		$21,210
A.O. Smith Corp. (Building Products)	28		1,756
Abbott Laboratories (Health Care Equipment & Supplies)	438		39,743
AbbVie, Inc. (Biotechnology)	444		111,728
Accenture PLC—Class A (IT Services)	154		19,163
Adobe, Inc.* (Software)	102		20,912
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	410		238,173
Aflac, Inc. (Insurance)	115		13,484
Agilent Technologies, Inc. (Life Sciences Tools & Services)	71		9,431
Air Products & Chemicals, Inc. (Chemicals)	56		16,418
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	105		15,026
Akamai Technologies, Inc.* (IT Services)	37		4,374
Albemarle Corp. (Chemicals)	30		4,051
Alexandria Real Estate Equities, Inc. (Office REITs)	39		2,061
Align Technology, Inc.* (Health Care Equipment & Supplies)	17		2,867
Allegion PLC (Building Products)	22		3,091
Alliant Energy Corp. (Electric Utilities)	65		4,959
Allstate Corp. (Insurance)	65		15,466
Alphabet, Inc.—Class A (Interactive Media & Services)	1,474		526,764
Alphabet, Inc.—Class C (Interactive Media & Services)	1,188		419,756
Altria Group, Inc. (Tobacco)	420		30,219
Amazon.com, Inc.* (Broadline Retail)	2,461		586,555
Amcor plc (Containers & Packaging)	116		5,029
Ameren Corp. (Multi-Utilities)	70		7,913
American Electric Power Co., Inc. (Electric Utilities)	137		18,743
American Express Co. (Consumer Finance)	134		45,325
American International Group, Inc. (Insurance)	133		9,912
American Tower Corp.—Class A (Specialized REITs)	117		19,138
American Water Works Co., Inc. (Water Utilities)	49		6,447
Ameriprise Financial, Inc. (Capital Markets)	23		10,551
AMETEK, Inc. (Electrical Equipment)	58		14,033
Amgen, Inc. (Biotechnology)	136		49,248
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	309		54,483
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	123		48,852
Aon PLC—Class A (Insurance)	54		17,911
APA Corp. (Oil, Gas & Consumable Fuels)	89		2,899
Apollo Global Management, Inc. (Financial Services)	116		13,724
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,692		1,068,316
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	199		143,877
AppLovin Corp.*—Class A (Software)	68		35,036
Aptiv PLC* (Automobile Components)	53		3,253
Arch Capital Group, Ltd.* (Insurance)	87		8,444
Archer-Daniels-Midland Co. (Food Products)	121		9,244
Ares Management Corporation—Class A (Capital Markets)	53		5,899

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	260		$44,169
Arthur J. Gallagher & Co. (Insurance)	65		14,922
Assurant, Inc. (Insurance)	12		3,222
AT&T, Inc. (Diversified Telecommunication Services)	1,747		36,163
Atmos Energy Corp. (Gas Utilities)	42		7,235
Autodesk, Inc.* (Software)	53		10,304
Automatic Data Processing, Inc. (Professional Services)	100		22,394
AutoZone, Inc.* (Specialty Retail)	4		12,784
AvalonBay Communities, Inc. (Residential REITs)	35		6,605
Avery Dennison Corp. (Containers & Packaging)	19		3,085
Axon Enterprise, Inc.* (Aerospace & Defense)	20		11,212
Baker Hughes Co. (Energy Equipment & Services)	249		13,820
Ball Corp. (Containers & Packaging)	67		4,181
Bank of America Corp. (Banks)	1,641		93,504
Baxter International, Inc. (Health Care Equipment & Supplies)	130		2,772
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	69		10,442
Berkshire Hathaway, Inc.*—Class B (Financial Services)	461		230,680
Best Buy Co., Inc. (Specialty Retail)	49		3,718
Biogen, Inc.* (Biotechnology)	37		7,994
Bio-Techne Corp. (Life Sciences Tools & Services)	39		2,755
BlackRock, Inc. (Capital Markets)	36		34,616
Blackstone, Inc. (Capital Markets)	187		22,004
Block, Inc.* (Financial Services)	135		10,260
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	195		34,757
Boston Properties, Inc. 144A (Office REITs)	37		2,454
Boston Scientific Corp.* (Health Care Equipment & Supplies)	374		15,962
Bristol-Myers Squibb Co. (Pharmaceuticals)	513		29,559
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,190		449,524
Broadridge Financial Solutions, Inc. (Professional Services)	29		3,972
Brown & Brown, Inc. (Insurance)	73		4,683
Brown-Forman Corp.—Class B (Beverages)	42		1,119
Builders FirstSource, Inc.* (Building Products)	27		2,416
Bunge Global SA (Food Products)	34		3,629
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	30		5,650
Cadence Design Systems, Inc.* (Software)	69		25,897
Camden Property Trust (Residential REITs)	25		2,862
Capital One Financial Corp. (Consumer Finance)	156		31,297
Cardinal Health, Inc. (Health Care Providers & Services)	59		14,016
Carnival Corp Ltd. (Leisure Facilities & Services)	323		9,228
Carrier Global Corp. (Building Products)	196		14,377
Carvana Co.* (Specialty Retail)	180		11,848
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	9		7,153
Caterpillar, Inc. (Machinery)	116		123,527
Cboe Global Markets, Inc. (Capital Markets)	26		6,309

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraBull  ::  117

Common Stocks, continued

	Shares	Value
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	74		$9,967
CDW Corp. (Electronic Equipment, Instruments & Components)	32		4,500
Cencora, Inc. (Health Care Providers & Services)	49		13,866
Centene Corp.* (Health Care Providers & Services)	118		7,574
CenterPoint Energy, Inc. (Multi-Utilities)	164		7,223
CF Industries Holdings, Inc. (Chemicals)	39		4,222
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	12		2,721
Charter Communications, Inc.*—Class A (Media)	21		2,986
Chevron Corp. (Oil, Gas & Consumable Fuels)	471		78,073
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	322		10,948
Chubb, Ltd. (Insurance)	91		31,008
Church & Dwight Co., Inc. (Household Products)	60		5,813
Ciena Corp.* (Communications Equipment)	36		17,660
Cincinnati Financial Corp. (Insurance)	39		7,220
Cintas Corp. (Commercial Services & Supplies)	85		14,457
Cisco Systems, Inc. (Communications Equipment)	993		116,639
Citigroup, Inc. (Banks)	429		60,043
Citizens Financial Group, Inc. (Banks)	106		7,427
CME Group, Inc. (Capital Markets)	91		20,096
CMS Energy Corp. (Multi-Utilities)	78		5,967
Cognizant Technology Solutions Corp.—Class A (IT Services)	119		4,609
Coherent Corp.* (Electronic Equipment, Instruments & Components)	49		19,329
Coinbase Global, Inc.*—Class A (Capital Markets)	56		8,187
Colgate-Palmolive Co. (Household Products)	201		18,428
Comcast Corp.—Class A (Media)	896		21,997
Comfort Systems USA, Inc. (Construction & Engineering)	9		17,838
ConocoPhillips (Oil, Gas & Consumable Fuels)	306		31,812
Consolidated Edison, Inc. (Multi-Utilities)	93		10,289
Constellation Brands, Inc.—Class A (Beverages)	35		4,868
Constellation Energy Corp. (Electric Utilities)	80		19,870
Copart, Inc.* (Commercial Services & Supplies)	223		6,286
Corning, Inc. (Electronic Equipment, Instruments & Components)	197		50,320
Corpay, Inc.* (Software)	16		5,332
Corteva, Inc. (Chemicals)	168		14,228
CoStar Group, Inc.* (Real Estate Management & Development)	103		2,917
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	112		104,772
CRH plc (Construction Materials)	168		17,976
Crowdstrike Holdings, Inc.*—Class A (Software)	64		48,841
Crown Castle International Corp. (Specialized REITs)	110		8,330
CSX Corp. (Ground Transportation)	467		22,197
Cummins, Inc. (Machinery)	35		24,962
CVS Health Corp. (Health Care Providers & Services)	321		33,207
D.R. Horton, Inc. (Household Durables)	66		10,751

Common Stocks, continued

	Shares	Value
Danaher Corp. (Life Sciences Tools & Services)	158		$30,096
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	29		5,974
Datadog, Inc.*—Class A (Software)	83		21,610
DaVita, Inc.* (Health Care Providers & Services)	8		1,780
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	36		3,574
Deere & Co. (Machinery)	63		39,963
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	73		31,497
Delta Air Lines, Inc. (Passenger Airlines)	164		15,360
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	290		11,983
Dexcom, Inc.* (Health Care Equipment & Supplies)	97		6,533
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	49		8,613
Digital Realty Trust, Inc. (Specialized REITs)	83		14,905
Dollar General Corp. (Consumer Staples Distribution & Retail)	55		6,331
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	46		5,564
Dominion Energy, Inc. (Multi-Utilities)	221		15,092
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	8		2,368
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	95		17,530
Dover Corp. (Machinery)	34		7,626
Dow, Inc. (Chemicals)	181		4,952
DTE Energy Co. (Multi-Utilities)	52		7,923
Duke Energy Corp. (Electric Utilities)	196		24,810
DuPont de Nemours, Inc. (Chemicals)	34		4,657
Eaton Corp. PLC (Electrical Equipment)	98		41,760
eBay, Inc. (Broadline Retail)	112		12,516
EchoStar Corp.*—Class A (Media)	34		3,451
Ecolab, Inc. (Chemicals)	64		17,831
Edison International (Electric Utilities)	97		7,222
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	145		13,117
Electronic Arts, Inc. (Entertainment)	57		11,687
Elevance Health, Inc. (Health Care Providers & Services)	55		21,270
Eli Lilly & Co. (Pharmaceuticals)	199		238,686
EMCOR Group, Inc. (Construction & Engineering)	11		9,129
Emerson Electric Co. (Electrical Equipment)	141		20,184
Entergy Corp. (Electric Utilities)	115		13,209
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	134		17,384
EQT Corp. (Oil, Gas & Consumable Fuels)	157		8,348
Equifax, Inc. (Professional Services)	30		4,762
Equinix, Inc. (Specialized REITs)	25		26,060
Equity Residential (Residential REITs)	86		5,842
Erie Indemnity Co.—Class A (Insurance)	6		1,439
Essex Property Trust, Inc. (Residential REITs)	16		4,665
Everest Group, Ltd. (Insurance)	10		3,572
Evergy, Inc. (Electric Utilities)	58		5,013
Eversource Energy (Electric Utilities)	95		6,866
Exelon Corp. (Electric Utilities)	257		11,981
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	60		5,471

See accompanying notes to financial statements.

118  ::  ProFund VP UltraBull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	29		$7,421
Expeditors International of Washington, Inc. (Air Freight & Logistics)	33		5,378
Extra Space Storage, Inc. (Specialized REITs)	53		7,701
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,042		142,461
F5, Inc.* (Communications Equipment)	14		5,823
FactSet Research Systems, Inc. (Capital Markets)	9		2,071
Fair Isaac Corp.* (Software)	6		7,169
Fastenal Co. (Trading Companies & Distributors)	289		13,881
Federal Realty Investment Trust (Retail REITs)	20		2,469
FedEx Corp. (Air Freight & Logistics)	55		17,222
Fedex Freight Holding Company, Inc.* (Ground Transportation)	27		4,077
Fidelity National Information Services, Inc. (Financial Services)	130		5,054
Fifth Third Bancorp (Banks)	228		12,852
First Horizon Corp. (Banks)	—	(a)	8
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	27		6,371
FirstEnergy Corp. (Electric Utilities)	131		6,228
Fiserv, Inc.* (Financial Services)	134		6,573
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	92		14,910
Ford Motor Co. (Automobiles)	984		13,678
Fortinet, Inc.* (Software)	157		24,118
Fortive Corp. (Machinery)	77		4,704
Fox Corp.—Class A (Media)	50		2,608
Fox Corp.—Class B (Media)	35		1,639
Franklin Resources, Inc. (Capital Markets)	77		2,562
Freeport-McMoRan, Inc. (Metals & Mining)	361		22,703
Garmin, Ltd. (Household Durables)	41		9,739
Gartner, Inc.* (IT Services)	17		2,204
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	114		7,297
GE Vernova, Inc. (Electrical Equipment)	68		79,889
Gen Digital, Inc. (Software)	139		3,460
Generac Holdings, Inc.* (Electrical Equipment)	15		4,392
General Dynamics Corp. (Aerospace & Defense)	64		22,671
General Electric Co. (Industrial Conglomerates)	262		97,918
General Mills, Inc. (Food Products)	134		4,663
General Motors Co. (Automobiles)	227		17,497
Genuine Parts Co. (Distributors)	35		4,129
Gilead Sciences, Inc. (Biotechnology)	312		39,418
Global Payments, Inc. (Financial Services)	58		4,208
Globe Life, Inc. (Insurance)	20		3,574
GoDaddy, Inc.*—Class A (IT Services)	33		2,801
Halliburton Co. (Energy Equipment & Services)	210		7,130
Hasbro, Inc. (Leisure Products)	34		2,808
HCA Healthcare, Inc. (Health Care Providers & Services)	39		15,206
Healthpeak Properties, Inc. (Health Care REITs)	173		3,702
Henry Schein, Inc.* (Health Care Providers & Services)	24		2,004
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	334		15,067
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	57		18,836

Common Stocks, continued

	Shares	Value
Honeywell Aerospace, Inc.* (Aerospace & Defense)	80		$17,576
Honeywell International, Inc. (Industrial Conglomerates)	80		17,800
Hormel Foods Corp. (Food Products)	73		1,812
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	160		3,794
Howmet Aerospace, Inc. (Aerospace & Defense)	101		27,155
HP, Inc. (Technology Hardware, Storage & Peripherals)	230		5,046
Hubbell, Inc. (Electrical Equipment)	13		6,802
Humana, Inc. (Health Care Providers & Services)	30		11,917
Huntington Bancshares, Inc. (Banks)	510		9,042
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	10		2,799
IDEX Corp. (Machinery)	19		4,312
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	20		10,529
Illinois Tool Works, Inc. (Machinery)	66		17,851
Incyte Corp.* (Biotechnology)	42		4,761
Ingersoll Rand, Inc. (Machinery)	90		7,379
Insulet Corp.* (Health Care Equipment & Supplies)	17		2,588
Intel Corp.* (Semiconductors & Semiconductor Equipment)	1,188		165,880
Interactive Brokers Group, Inc.—Class A (Capital Markets)	112		9,748
Intercontinental Exchange, Inc. (Capital Markets)	142		17,482
International Business Machines Corp. (IT Services)	236		66,365
International Flavors & Fragrances, Inc. (Chemicals)	64		5,070
International Paper Co. (Containers & Packaging)	133		5,067
Intuit, Inc. (Software)	70		18,270
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	89		35,394
Invesco, Ltd. (Capital Markets)	111		2,929
Invitation Homes, Inc. (Residential REITs)	137		4,139
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	42		8,115
Iron Mountain, Inc. (Specialized REITs)	75		9,473
J.B. Hunt Transport Services, Inc. (Ground Transportation)	19		5,499
Jabil, Inc. (Electronic Equipment, Instruments & Components)	27		10,408
Jack Henry & Associates, Inc. (Financial Services)	18		2,479
Jacobs Solutions, Inc. (Professional Services)	30		3,780
Johnson & Johnson (Pharmaceuticals)	605		153,652
Johnson Controls International PLC (Building Products)	153		22,355
JPMorgan Chase & Co. (Banks)	674		220,621
Kenvue, Inc. (Personal Care Products)	483		9,230
Keurig Dr Pepper, Inc. (Beverages)	342		11,194
KeyCorp (Banks)	232		5,348
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	43		15,053
Kimberly-Clark Corp. (Household Products)	83		9,111

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraBull  ::  119

Common Stocks, continued

	Shares	Value
Kimco Realty Corp. (Retail REITs)	170		$4,310
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	492		15,729
KKR & Co., Inc. (Capital Markets)	174		15,970
KLA Corp. (Semiconductors & Semiconductor Equipment)	328		98,961
L3Harris Technologies, Inc. (Aerospace & Defense)	47		13,658
Labcorp Holdings, Inc. (Health Care Providers & Services)	21		5,880
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	314		136,066
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	75		3,464
Leidos Holdings, Inc. (Professional Services)	32		3,295
Lennar Corp.—Class A (Household Durables)	54		4,886
Lennox International, Inc. (Building Products)	8		4,584
Linde PLC (Chemicals)	116		60,197
Live Nation Entertainment, Inc.* (Entertainment)	40		7,324
Lockheed Martin Corp.—Class B (Aerospace & Defense)	51		25,982
Loews Corp. (Insurance)	42		4,755
Lowe’s Cos., Inc. (Specialty Retail)	141		31,089
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	26		2,969
Lumentum Holdings, Inc.* (Communications Equipment)	20		17,161
LyondellBasell Industries N.V.—Class A (Chemicals)	65		3,422
M&T Bank Corp. (Banks)	37		8,806
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	73		18,664
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	55		20,477
Marsh & McLennan Cos., Inc. (Insurance)	121		20,167
Martin Marietta Materials, Inc. (Construction Materials)	15		8,651
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	220		65,536
Masco Corp. (Building Products)	51		4,150
MasterCard, Inc.—Class A (Financial Services)	203		104,261
McCormick & Co., Inc. (Food Products)	64		3,227
McDonald’s Corp. (Hotels, Restaurants & Leisure)	179		48,386
McKesson Corp. (Health Care Providers & Services)	30		22,668
Medtronic PLC (Health Care Equipment & Supplies)	323		25,268
Merck & Co., Inc. (Pharmaceuticals)	621		79,799
Meta Platforms, Inc.—Class A (Interactive Media & Services)	552		310,936
MetLife, Inc. (Insurance)	136		11,507
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5		6,388
MGM Resorts International* (Hotels, Restaurants & Leisure)	48		2,295
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	136		12,403
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	283		326,664
Microsoft Corp. (Software)	1,867		696,427

Common Stocks, continued

	Shares	Value
Mid-America Apartment Communities, Inc. (Residential REITs)	29		$4,029
Moderna, Inc.* (Biotechnology)	89		6,233
Molson Coors Beverage Co.—Class B (Beverages)	40		1,558
Mondelez International, Inc.—Class A (Food Products)	323		18,682
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	12		16,588
Monster Beverage Corp.* (Beverages)	179		17,205
Moody’s Corp. (Capital Markets)	38		17,211
Morgan Stanley (Capital Markets)	301		62,921
Motorola Solutions, Inc. (Communications Equipment)	42		17,442
MSCI, Inc. (Capital Markets)	18		10,081
Nasdaq, Inc. (Capital Markets)	112		8,828
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	50		7,738
Netflix, Inc.* (Entertainment)	1,058		75,542
Newmont Corp. (Metals & Mining)	268		25,031
News Corp.—Class A (Media)	92		2,284
News Corp.—Class B (Media)	30		842
NextEra Energy, Inc. (Electric Utilities)	524		45,991
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	302		12,398
NiSource, Inc. (Multi-Utilities)	121		5,754
Nordson Corp. (Machinery)	13		3,922
Norfolk Southern Corp. (Ground Transportation)	56		17,617
Northern Trust Corp. (Capital Markets)	47		8,170
Northrop Grumman Corp. (Aerospace & Defense)	34		17,317
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	115		2,428
NRG Energy, Inc. (Electric Utilities)	53		7,741
Nucor Corp. (Metals & Mining)	57		12,697
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,089		1,218,349
NVR, Inc.* (Household Durables)	1		6,813
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	63		17,705
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	183		8,888
Old Dominion Freight Line, Inc. (Ground Transportation)	46		9,964
Omnicom Group, Inc. (Media)	72		5,244
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	99		9,359
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	158		13,737
Oracle Corp. (Software)	427		62,577
O’Reilly Automotive, Inc.* (Specialty Retail)	208		19,155
Otis Worldwide Corp. (Machinery)	96		6,874
PACCAR, Inc. (Machinery)	132		15,856
Packaging Corp. of America (Containers & Packaging)	22		5,242
Palantir Technologies, Inc.*—Class A (Software)	577		67,319
Palo Alto Networks, Inc.* (Software)	204		69,568
Paramount Skydance Corp.(b)—Class B (Media)	79		779
Parker-Hannifin Corp. (Machinery)	32		31,300
Paychex, Inc. (Professional Services)	81		7,965
PayPal Holdings, Inc. (Financial Services)	222		9,586
Pentair PLC (Machinery)	41		3,143

See accompanying notes to financial statements.

120  ::  ProFund VP UltraBull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
PepsiCo, Inc. (Beverages)	344		$46,578
Pfizer, Inc. (Pharmaceuticals)	1,433		34,507
PG&E Corp. (Electric Utilities)	554		9,318
Philip Morris International, Inc. (Tobacco)	392		70,917
Phillips 66 (Oil, Gas & Consumable Fuels)	101		17,074
Pinnacle West Capital Corp. (Electric Utilities)	30		3,210
PNC Financial Services Group, Inc. (Banks)	101		24,868
PPG Industries, Inc. 144A (Chemicals)	56		6,792
PPL Corp. (Electric Utilities)	189		6,870
Principal Financial Group, Inc. (Insurance)	49		5,281
Prologis, Inc. (Industrial REITs)	234		31,700
Prudential Financial, Inc. (Insurance)	87		9,390
PTC, Inc.* (Software)	29		3,295
Public Service Enterprise Group, Inc. (Multi-Utilities)	125		10,145
Public Storage (Specialized REITs)	40		12,732
PulteGroup, Inc. (Household Durables)	48		6,586
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	53		8,655
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	265		48,969
Quanta Services, Inc. (Construction & Engineering)	38		27,361
Quest Diagnostics, Inc. (Health Care Providers & Services)	28		5,935
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	10		4,014
Raymond James Financial, Inc. (Capital Markets)	44		6,689
Realty Income Corp. (Retail REITs)	234		14,499
Regency Centers Corp. (Retail REITs)	41		3,269
Regeneron Pharmaceuticals, Inc. (Biotechnology)	25		15,589
Regions Financial Corp. (Banks)	215		6,493
Republic Services, Inc. (Commercial Services & Supplies)	50		10,654
ResMed, Inc. (Health Care Equipment & Supplies)	36		7,016
Revvity, Inc. (Life Sciences Tools & Services)	28		3,115
Robinhood Markets, Inc.*—Class A (Capital Markets)	199		19,956
Rockwell Automation, Inc. (Electrical Equipment)	28		13,862
Rollins, Inc. (Commercial Services & Supplies)	74		3,089
Roper Technologies, Inc. (Software)	25		8,460
Ross Stores, Inc. (Specialty Retail)	81		17,241
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	63		20,004
RTX Corp. (Aerospace & Defense)	339		64,318
S&P Global, Inc. (Capital Markets)	76		30,952
Salesforce, Inc. (Software)	206		32,272
Sandisk Corp.* (Semiconductors)	37		84,128
SBA Communications Corp.—Class A (Specialized REITs)	27		4,764
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	56		54,040
Sempra (Multi-Utilities)	164		15,203
ServiceNow, Inc.* (Software)	259		25,714
Simon Property Group, Inc. 144A (Retail REITs)	82		18,339
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	38		2,576
SLB, Ltd. (Energy Equipment & Services)	376		17,479

Common Stocks, continued

	Shares	Value
Smurfit WestRock PLC (Containers & Packaging)	132		$6,106
Snap-on, Inc. (Machinery)	13		5,231
Solventum Corp.* (Health Care Equipment & Supplies)	37		2,855
Southwest Airlines Co. (Passenger Airlines)	123		6,325
Stanley Black & Decker, Inc. (Machinery)	39		3,671
Starbucks Corp. (Hotels, Restaurants & Leisure)	286		29,226
State Street Corp. (Capital Markets)	70		11,872
Steel Dynamics, Inc. (Metals & Mining)	34		7,802
STERIS PLC (Health Care Equipment & Supplies)	25		5,264
Stryker Corp. (Health Care Equipment & Supplies)	87		27,391
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	127		3,725
Synchrony Financial (Consumer Finance)	85		6,464
Synopsys, Inc.* (Software)	48		21,411
Sysco Corp. (Consumer Staples Distribution & Retail)	120		10,030
T. Rowe Price Group, Inc. (Capital Markets)	54		6,139
Take-Two Interactive Software, Inc.* (Entertainment)	44		10,999
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	51		7,465
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	54		14,480
Target Corp. (Consumer Staples Distribution & Retail)	114		14,890
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	73		14,718
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	12		8,003
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	39		18,870
Tesla, Inc.* (Automobiles)	708		297,785
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	229		68,258
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	15		6,565
Textron, Inc. (Aerospace & Defense)	44		4,036
The AES Corp. (Independent Power/Renewable Electricity Producers)	179		2,624
The Bank of New York Mellon Corp. (Capital Markets)	173		25,018
The Boeing Co.* (Aerospace & Defense)	198		42,861
The Charles Schwab Corp. (Capital Markets)	411		37,923
The Cigna Group (Health Care Providers & Services)	66		18,195
The Clorox Co. (Household Products)	30		2,863
The Coca-Cola Co. (Beverages)	973		79,076
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	49		3,514
The Estee Lauder Cos., Inc. (Personal Care Products)	62		4,895
The Goldman Sachs Group, Inc. (Capital Markets)	74		74,842
The Hartford Financial Services Group, Inc. (Insurance)	69		9,144
The Hershey Co. (Food Products)	37		6,492
The Home Depot, Inc. (Specialty Retail)	250		88,169
The J.M. Smucker Co. (Food Products)	27		3,038

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraBull  ::  121

Common Stocks, continued

	Shares	Value
The Kraft Heinz Co. (Food Products)	215		$5,078
The Kroger Co. (Consumer Staples Distribution & Retail)	143		7,941
The Mosaic Co. (Chemicals)	80		1,695
The Procter & Gamble Co. (Household Products)	585		85,784
The Progressive Corp. (Insurance)	147		32,113
The Sherwin-Williams Co. (Chemicals)	58		19,971
The Southern Co. (Electric Utilities)	283		27,086
The TJX Cos., Inc. (Specialty Retail)	278		42,116
The Trade Desk, Inc.*—Class A (Media)	107		1,935
The Travelers Cos., Inc. (Insurance)	53		17,496
The Walt Disney Co. (Entertainment)	437		42,061
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	307		22,822
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	93		46,627
TKO Group Holdings, Inc. (Entertainment)	16		3,221
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	117		19,624
Tractor Supply Co. (Specialty Retail)	132		4,173
Trane Technologies PLC (Building Products)	56		27,504
TransDigm Group, Inc. (Aerospace & Defense)	14		18,649
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	59		3,020
Truist Financial Corp. (Banks)	313		15,594
Tyler Technologies, Inc.* (Software)	11		3,217
Tyson Foods, Inc.—Class A (Food Products)	71		4,065
U.S. Bancorp (Banks)	390		23,556
Uber Technologies, Inc.* (Ground Transportation)	512		36,946
UDR, Inc. (Residential REITs)	74		2,954
Ulta Beauty, Inc.* (Specialty Retail)	11		4,961
Union Pacific Corp. (Ground Transportation)	149		40,527
United Airlines Holdings, Inc.* (Passenger Airlines)	82		11,151
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	188		20,211
United Rentals, Inc. (Trading Companies & Distributors)	16		18,126
UnitedHealth Group, Inc. (Health Care Providers & Services)	228		94,764
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	13		1,933
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	75		19,533
Veeva Systems, Inc.*—Class A (Health Care Technology)	38		6,744
Ventas, Inc. (Health Care REITs)	122		10,834
Veralto Corp. (Commercial Services & Supplies)	62		5,498
VeriSign, Inc. (IT Services)	21		5,283
Verisk Analytics, Inc. (Professional Services)	33		5,924
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,050		44,457
Vertex Pharmaceuticals, Inc.* (Biotechnology)	64		31,791
Vertiv Holdings Company—Class A (Electrical Equipment)	97		32,478
Viatris, Inc. (Pharmaceuticals)	293		4,653
VICI Properties, Inc. (Specialized REITs)	275		7,301
Visa, Inc.—Class A (Financial Services)	417		143,069

Common Stocks, continued

	Shares	Value
Vistra Corp. (Independent Power/Renewable Electricity Producers)	80		$12,691
Vulcan Materials Co. (Construction Materials)	33		9,735
W.R. Berkley Corp. (Insurance)	74		5,219
W.W. Grainger, Inc. (Trading Companies & Distributors)	11		14,964
Wabtec Corp. (Machinery)	43		11,593
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,102		124,812
Warner Bros. Discovery, Inc.* (Entertainment)	623		16,609
Waste Management, Inc. (Commercial Services & Supplies)	93		20,728
Waters Corp.* (Life Sciences Tools & Services)	25		9,376
WEC Energy Group, Inc. (Multi-Utilities)	82		9,575
Wells Fargo & Co. (Banks)	769		63,550
Welltower, Inc. (Health Care REITs)	177		40,173
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	18		6,462
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	87		55,569
Weyerhaeuser Co. (Specialized REITs)	181		4,333
Williams-Sonoma, Inc. (Specialty Retail)	30		6,993
Willis Towers Watson PLC (Insurance)	24		6,273
Workday, Inc.*—Class A (Software)	51		6,243
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	21		2,039
Xcel Energy, Inc. (Electric Utilities)	157		12,607
Xylem, Inc. (Machinery)	60		7,093
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	69		11,030
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	12		3,159
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	49		4,218
Zoetis, Inc. (Pharmaceuticals)	105		7,545
TOTAL COMMON STOCKS (Cost $2,963,560)		16,207,928

Repurchase Agreements(c)(d) (42.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $12,404,210		$12,403,000		$12,403,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,403,000)			12,403,000

Collateral for Securities Loaned(e) (NM)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(f)		888		$888
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $888)			888
TOTAL INVESTMENT SECURITIES (Cost $15,367,448)—98.0%				28,611,816
Net other assets (liabilities)—2.0%				585,944
NET ASSETS—100.0%				$29,197,760

See accompanying notes to financial statements.

122  ::  ProFund VP UltraBull  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $730.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $5,076,000.
(d)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under

Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	9		9/21/26	$3,396,713	$42,370

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/26		4.38%		$19,376,846		$151,805
SPDR S&P 500 ETF	Goldman Sachs International	7/27/26		4.29%	7,910,278		60,185
					$27,287,124		$211,990
S&P 500	UBS AG	7/27/26		4.68%		$6,411,953		$46,787
SPDR S&P 500 ETF	UBS AG	7/27/26		4.68%	4,867,357		36,980
					$11,279,310		$83,767
					$38,566,434		$295,757
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraBull  ::  123

ProFund VP UltraBull invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$268,234	0.8%
Air Freight & Logistics		48,461	0.2%
Automobile Components		3,253	NM
Automobiles		328,960	1.1%
Banks		551,712	1.9%
Beverages		161,598	0.6%
Biotechnology		266,762	0.9%
Broadline Retail		599,071	2.2%
Building Products		80,233	0.3%
Capital Markets		479,026	1.6%
Chemicals		163,506	0.6%
Commercial Services & Supplies		60,712	0.2%
Communications Equipment		218,894	0.7%
Construction & Engineering		54,328	0.2%
Construction Materials		36,362	0.1%
Consumer Finance		83,086	0.3%
Consumer Staples Distribution & Retail		281,493	1.0%
Containers & Packaging		28,710	0.1%
Distributors		4,129	NM
Diversified Telecommunication Services		80,620	0.3%
Electric Utilities		231,724	0.8%
Electrical Equipment		213,400	0.7%
Electronic Equipment, Instruments & Components		197,903	0.7%
Energy Equipment & Services		38,429	0.1%
Entertainment		167,443	0.6%
Financial Services		529,894	1.8%
Food Products		59,930	0.2%
Gas Utilities		7,235	NM
Ground Transportation		136,827	0.5%
Health Care Equipment & Supplies		222,770	0.8%
Health Care Providers & Services		270,215	0.9%
Health Care REITs		54,709	0.2%
Health Care Technology		6,744	NM
Hotel & Resort REITs		3,794	NM
Hotels, Restaurants & Leisure		252,209	0.9%
Household Durables		38,775	0.1%
Household Products		121,999	0.4%
Independent Power/Renewable Electricity Producers		15,315	0.1%
Industrial Conglomerates		136,928	0.5%
Industrial REITs		31,700	0.1%

	Value		% of Net Assets
Insurance		$256,202	0.9%
Interactive Media & Services		1,257,456	4.3%
IT Services		104,799	0.4%
Leisure Facilities & Services		9,228	NM
Leisure Products		2,808	NM
Life Sciences Tools & Services		125,086	0.4%
Machinery		319,007	1.0%
Media		43,765	0.1%
Metals & Mining		68,233	0.2%
Multi-Utilities		95,084	0.3%
Office REITs		4,515	NM
Oil, Gas & Consumable Fuels		444,536	1.6%
Passenger Airlines		32,836	0.1%
Personal Care Products		14,125	NM
Pharmaceuticals		548,401	1.9%
Professional Services		52,092	0.2%
Real Estate Management & Development		12,884	NM
Residential REITs		31,096	0.1%
Retail REITs		42,886	0.1%
Semiconductors		84,128	0.3%
Semiconductors & Semiconductor Equipment		3,101,636	10.7%
Software		1,217,452	4.2%
Specialized REITs		114,737	0.5%
Specialty Retail		242,247	0.8%
Technology Hardware, Storage & Peripherals		1,240,998	4.2%
Textiles, Apparel & Luxury Goods		30,420	0.1%
Tobacco		101,136	0.3%
Trading Companies & Distributors		46,971	0.2%
Water Utilities		6,447	NM
Wireless Telecommunication Services		19,624	0.1%
Other**	12,989,832		44.5%
Total	$29,197,760		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

124  ::  ProFund VP UltraMid-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (72.3%)

	Shares	Value
AAON, Inc. (Building Products)	166		$21,059
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	109		9,811
Acuity, Inc. (Electrical Equipment)	73		27,496
Advanced Drainage Systems, Inc. (Building Products)	175		27,468
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	93		34,677
AECOM (Construction & Engineering)	313		21,847
AeroVironment, Inc.* (Aerospace & Defense)	79		13,041
Affiliated Managers Group, Inc. (Capital Markets)	64		21,658
AGCO Corp. (Machinery)	146		17,476
Agree Realty Corp. (Retail REITs)	292		22,116
Alaska Air Group, Inc.* (Passenger Airlines)	271		14,146
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	867		11,731
Alcoa Corp. (Metals & Mining)	643		33,526
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	302		21,025
Ally Financial, Inc. (Consumer Finance)	679		31,201
American Airlines Group, Inc.* (Passenger Airlines)	1,611		29,111
American Financial Group, Inc. (Insurance)	168		23,510
American Healthcare REIT, Inc. (Health Care REITs)	469		24,458
American Homes 4 Rent—Class A (Residential REITs)	772		25,877
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	278		23,972
Annaly Capital Management, Inc. (Mortgage REITs)	1,785		39,912
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	810		18,428
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	717		25,195
API Group Corp.* (Industrial Support Services)	939		39,767
Appfolio, Inc.*—Class A (Software)	59		9,461
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	90		30,434
AptarGroup, Inc. (Containers & Packaging)	155		19,406
Aramark (Hotels, Restaurants & Leisure)	641		36,474
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125		26,676
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	343		27,958
Ashland, Inc. (Chemicals)	112		7,380
Associated Banc-Corp. (Banks)	398		12,246
ATI, Inc.* (Metals & Mining)	332		65,437
Autoliv, Inc. (Automobile Components)	168		19,517
AutoNation, Inc.* (Specialty Retail)	61		11,333
Avantor, Inc.* (Life Sciences Tools & Services)	1,663		16,464
Avient Corp. (Chemicals)	223		8,242
Avis Budget Group, Inc.* (Ground Transportation)	41		6,061
Avnet, Inc. (Electronic Equipment, Instruments & Components)	200		17,764
Axalta Coating Systems, Ltd.* (Chemicals)	521		17,829
Bank OZK (Banks)	250		13,023
Bath & Body Works, Inc. (Retail—Discretionary)	491		11,357

Common Stocks, continued

	Shares	Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	95		$11,391
Bentley Systems, Inc.—Class B (Software)	363		10,850
BILL Holdings, Inc.* (Software)	216		7,811
BioMarin Pharmaceutical, Inc.* (Biotechnology)	471		26,951
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	44		12,919
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	311		27,125
Black Hills Corp. (Multi-Utilities)	185		13,764
Booz Allen Hamilton Holding Corporation (Professional Services)	294		17,837
BorgWarner, Inc. (Automobile Components)	500		33,200
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	134		11,836
Brighthouse Financial, Inc.* (Insurance)	139		8,799
Brixmor Property Group, Inc. (Retail REITs)	747		23,553
Bruker Corp. (Life Sciences Tools & Services)	271		16,309
Brunswick Corp. (Leisure Products)	158		13,310
Burlington Stores, Inc.* (Specialty Retail)	153		48,470
BWX Technologies, Inc. (Aerospace & Defense)	223		43,407
Cabot Corp. (Chemicals)	126		11,443
CACI International, Inc.*—Class A (Professional Services)	54		25,016
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	290		5,385
CareTrust REIT, Inc. (Health Care REITs)	575		23,201
Carlisle Cos., Inc. (Building Products)	98		35,550
Carpenter Technology Corp. (Metals & Mining)	121		74,638
Cava Group, Inc.* (Leisure Facilities & Services)	244		19,149
Celsius Holdings, Inc.* (Beverages)	386		11,302
Chart Industries, Inc.* (Machinery)	109		22,774
Chemed Corp. (Health Care Providers & Services)	32		14,904
Chewy, Inc.*—Class A (Specialty Retail)	585		11,495
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	49		5,403
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	137		15,659
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	161		14,432
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	124		18,418
Clean Harbors, Inc.* (Commercial Services & Supplies)	121		36,149
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,389		13,043
CNH Industrial N.V. (Machinery)	2,144		24,077
CNO Financial Group, Inc. (Insurance)	227		11,572
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	345		11,706
Coca-Cola Consolidated, Inc. (Beverages)	138		26,347
Coeur Mining, Inc. (Metals & Mining)	2,520		41,126
Cognex Corp. (Electronic Equipment, Instruments & Components)	405		29,330
Columbia Banking System, Inc. (Banks)	705		22,595
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	59		3,647
Commerce Bancshares, Inc. (Banks)	330		19,058
Commercial Metals Co. (Metals & Mining)	270		16,943
CommVault Systems, Inc.* (Software)	100		14,173
COPT Defense Properties (Office REITs)	275		10,007

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraMid-Cap  ::  125

Common Stocks, continued

	Shares	Value
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	458		$22,099
Corebridge Financial, Inc (Financial Services)	590		16,892
Cousins Properties, Inc. (Office REITs)	401		12,022
Crane Co. (Machinery)	120		26,768
Crane NXT Co. (Electronic Equipment, Instruments & Components)	121		6,190
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	121		14,598
Crown Holdings, Inc. (Containers & Packaging)	269		30,081
CubeSmart (Specialized REITs)	552		21,953
Cullen/Frost Bankers, Inc. (Banks)	153		23,642
Curtiss-Wright Corp. (Aerospace & Defense)	90		68,197
Cytokinetics, Inc.* (Biotechnology)	331		28,198
Darling Ingredients, Inc.* (Food Products)	387		21,139
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	488		5,178
Dick’s Sporting Goods, Inc. (Specialty Retail)	160		36,290
DigitalOcean Holdings, Inc.* (IT Services)	198		31,092
DocuSign, Inc.* (Software)	473		21,011
Dolby Laboratories, Inc.—Class A (Software)	147		7,729
Donaldson Co., Inc. (Machinery)	282		25,315
Doximity, Inc.*—Class A (Health Care Technology)	326		6,761
Dropbox, Inc.*—Class A (Software)	365		10,027
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	248		36,391
Duolingo, Inc.* (Diversified Consumer Services)	98		11,272
Dutch Bros, Inc.*—Class A (Leisure Facilities & Services)	311		22,333
Dycom Industries, Inc.* (Construction & Engineering)	73		36,908
Dynatrace, Inc.* (Software)	718		31,527
Eagle Materials, Inc. (Construction Materials)	77		17,325
East West Bancorp, Inc. (Banks)	334		43,115
EastGroup Properties, Inc. (Industrial REITs)	131		26,532
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,217		29,950
elf Beauty, Inc.* (Personal Care Products)	144		10,656
Encompass Health Corp. (Health Care Providers & Services)	242		24,461
EnerSys (Electrical Equipment)	90		21,044
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	371		66,727
Envista Holdings Corp.* (Health Care Equipment & Supplies)	396		10,435
EPR Properties (Specialized REITs)	186		10,790
Equitable Holdings, Inc. (Financial Services)	686		30,101
Equity LifeStyle Properties, Inc. (Residential REITs)	472		30,421
Esab Corp. (Machinery)	139		13,710
Essent Group, Ltd. (Financial Services)	224		14,399
Essential Utilities, Inc. (Water Utilities)	691		26,472
Euronet Worldwide, Inc.* (Financial Services)	86		6,294
Evercore, Inc. (Capital Markets)	94		32,096
Everpure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	769		60,590
Exelixis, Inc.* (Biotechnology)	612		33,299
ExlService Holdings, Inc.* (Professional Services)	372		9,620
Exponent, Inc. (Professional Services)	118		6,934
F.N.B. Corp. (Banks)	867		16,542
Fabrinet* (Electronic Equipment, Instruments & Components)	87		48,902

Common Stocks, continued

	Shares		Value
Federated Hermes, Inc.—Class B (Capital Markets)		176		$9,719
Fidelity National Financial, Inc. (Insurance)		616		29,051
First American Financial Corp. (Insurance)		248		17,010
First Financial Bankshares, Inc. (Banks)		318		11,003
First Horizon Corp. (Banks)		1,156		29,640
First Industrial Realty Trust, Inc. (Industrial REITs)		323		19,803
FirstCash Holdings, Inc. (Consumer Finance)		94		20,334
Five Below, Inc.* (Specialty Retail)		135		24,272
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)		263		15,612
Flowserve Corp. (Machinery)		311		23,064
Fluor Corp.* (Construction & Engineering)		340		17,813
Fortune Brands Innovations, Inc. (Building Products)		291		15,976
FTI Consulting, Inc.* (Professional Services)		72		10,729
GameStop Corp.*—Class A (Specialty Retail)		1,005		22,190
Gaming and Leisure Properties, Inc. (Specialized REITs)		690		30,726
GATX Corp. (Trading Companies & Distributors)		86		15,238
Genpact, Ltd. (Professional Services)		384		10,560
Gentex Corp. (Automobile Components)		519		13,115
Glacier Bancorp, Inc. (Banks)		314		16,196
Globus Medical, Inc.* (Health Care Equipment & Supplies)		276		21,807
Graco, Inc. (Machinery)		404		30,546
Graham Holdings Co.—Class B (Diversified Consumer Services)		8		9,131
Grand Canyon Education, Inc.* (Diversified Consumer Services)		64		9,159
Graphic Packaging Holding Co. (Containers & Packaging)		721		7,621
Greif, Inc.—Class A (Containers & Packaging)		60		4,469
Guidewire Software, Inc.* (Software)		206		25,348
GXO Logistics, Inc.* (Air Freight & Logistics)		280		14,196
H&R Block, Inc. (Diversified Consumer Services)		309		11,767
Haemonetics Corp.* (Health Care Equipment & Supplies)		113		8,475
Halozyme Therapeutics, Inc.* (Biotechnology)		289		22,620
Hamilton Lane, Inc.—Class A (Capital Markets)		100		7,883
Hancock Whitney Corp. (Banks)		198		14,795
Harley-Davidson, Inc. (Automobiles)		256		6,262
Healthcare Realty Trust, Inc. (Health Care REITs)		844		17,023
HealthEquity, Inc.* (Health Care Providers & Services)		206		18,606
Hecla Mining Co. (Metals & Mining)		1,634		25,213
Hexcel Corp. (Aerospace & Defense)		184		18,411
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		373		25,979
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)		146		7,646
Hims & Hers Health, Inc.* (Health Care Providers & Services)		516		17,890
Home BancShares, Inc. (Banks)		456		13,019
Houlihan Lokey, Inc. (Capital Markets)		132		17,705
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)		100		19,384
IDACORP, Inc. (Electric Utilities)		135		20,426
IES Holdings, Inc.* (Construction & Engineering)		21		15,428

See accompanying notes to financial statements.

126  ::  ProFund VP UltraMid-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Illumina, Inc.* (Life Sciences Tools & Services)	369		$64,880
Independence Realty Trust, Inc. (Residential REITs)	573		9,563
Ingredion, Inc. (Food Products)	154		14,585
InterDigital, Inc. (Software)	63		17,837
International Bancshares Corp. (Banks)	132		10,025
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	62		7,274
ITT, Inc. (Machinery)	218		43,112
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	153		36,869
Jefferies Financial Group, Inc. (Capital Markets)	398		19,892
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	113		35,024
KB Home (Household Durables)	153		9,576
KBR, Inc. (Professional Services)	309		10,670
Kilroy Realty Corp. (Office REITs)	261		9,780
Kinsale Capital Group, Inc. (Insurance)	53		17,480
Kirby Corp.* (Marine Transportation)	130		17,676
Kite Realty Group Trust (Retail REITs)	495		14,048
Knife River Corp.* (Construction Materials)	138		11,544
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	396		30,837
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	457		22,786
Kyndryl Holdings, Inc.* (IT Services)	549		6,209
Lamar Advertising Co.—Class A (Specialized REITs)	212		33,067
Lancaster Colony Corp. (Food Products)	49		5,594
Landstar System, Inc. (Ground Transportation)	83		17,165
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	159		17,639
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	334		51,089
Lear Corp. (Automobile Components)	122		16,355
Lincoln Electric Holdings, Inc. (Machinery)	133		35,313
Lithia Motors, Inc.—Class A (Specialty Retail)	56		16,267
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	62		28,230
LivaNova PLC* (Health Care Equipment & Supplies)	134		11,019
Louisiana-Pacific Corp. (Paper & Forest Products)	155		12,192
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	160		60,859
Macy’s, Inc. (Broadline Retail)	642		15,119
Manhattan Associates, Inc.* (Software)	144		20,052
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	401		18,987
MasTec, Inc.* (Construction & Engineering)	150		62,409
Matador Resources Co. (Oil, Gas & Consumable Fuels)	284		14,138
Mattel, Inc.* (Leisure Products)	708		9,827
Maximus, Inc. (Professional Services)	128		6,881
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	55		29,127
MGIC Investment Corp. (Financial Services)	515		14,523
MKS, Inc. (Semiconductors & Semiconductor Equipment)	165		73,391
Moog, Inc.—Class A (Aerospace & Defense)	69		29,245
Morningstar, Inc. (Capital Markets)	54		8,425

Common Stocks, continued

	Shares	Value
MP Materials Corp.* (Metals & Mining)	330		$18,483
MSA Safety, Inc. (Commercial Services & Supplies)	88		15,363
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	112		13,322
Mueller Industries, Inc. (Machinery)	269		33,068
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	328		10,680
Murphy USA, Inc. (Specialty Retail)	41		22,094
National Fuel Gas Co. (Gas Utilities)	231		17,836
National Storage Affiliates Trust (Specialized REITs)	173		7,693
Neurocrine Biosciences, Inc.* (Biotechnology)	245		41,291
New Jersey Resources Corp. (Gas Utilities)	246		13,786
New York Community Bancorp, Inc. (Banks)	731		10,921
NewMarket Corp. (Chemicals)	19		15,034
Nexstar Media Group, Inc. (Media)	70		12,501
Nextpower, Inc.*—Class A (Electrical Equipment)	362		43,129
NNN REIT, Inc. (Retail REITs)	463		21,543
NorthWestern Energy Group, Inc. (Multi-Utilities)	150		10,743
NOV, Inc. (Energy Equipment & Services)	874		16,213
Novanta, Inc.*† (Electronic Equipment, Instruments & Components)	87		14,115
Nutanix, Inc.*—Class A (Software)	646		32,920
nVent Electric PLC† (Electrical Equipment)	394		66,826
OGE Energy Corp. (Electric Utilities)	503		24,476
Okta, Inc.* (IT Services)	408		55,672
Old National Bancorp (Banks)	838		21,704
Old Republic International Corp. (Insurance)	546		22,342
Olin Corp. (Chemicals)	277		5,490
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	148		11,378
Omega Healthcare Investors, Inc. (Health Care REITs)	725		34,569
ONE Gas, Inc. (Gas Utilities)	153		11,792
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	121		45,792
Option Care Health, Inc.* (Health Care Providers & Services)	382		8,011
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	150		16,335
Oshkosh Corp. (Machinery)	152		23,329
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	671		35,328
Owens Corning (Building Products)	196		31,156
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	490		6,983
Parsons Corp.* (Professional Services)	130		6,811
Paylocity Holding Corp.* (Professional Services)	106		11,080
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	205		9,332
Pegasystems, Inc. (Software)	220		6,593
Penske Automotive Group, Inc. (Specialty Retail)	45		8,053
Penumbra, Inc.* (Health Care Equipment & Supplies)	96		30,311
Performance Food Group Co.* 144A (Consumer Staples Distribution & Retail)	383		42,816
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,917		35,292

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraMid-Cap  ::  127

Common Stocks, continued

	Shares	Value
Pilgrim’s Pride Corp. (Food Products)	104		$2,923
Pinnacle Financial Partners, Inc. (Banks)	366		36,922
Pinterest, Inc.*—Class A (Interactive Media & Services)	1,173		24,668
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	193		10,069
Polaris, Inc. (Leisure Products)	132		9,034
Portland General Electric Co. (Electric Utilities)	282		14,616
Post Holdings, Inc.* (Food Products)	97		8,561
Primerica, Inc. (Insurance)	76		21,599
Prosperity Bancshares, Inc. (Banks)	246		17,965
PVH Corp. (Textiles, Apparel & Luxury Goods)	112		8,317
Qualys, Inc.* (Software)	86		11,824
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	263		34,911
Range Resources Corp. (Oil, Gas & Consumable Fuels)	574		21,347
Rayonier, Inc. (Specialized REITs)	674		14,343
Rb Global, Inc. (Commercial Services & Supplies)	454		52,869
RBC Bearings, Inc.* (Machinery)	77		49,593
Regal Rexnord Corp. (Electrical Equipment)	162		38,587
Reinsurance Group of America, Inc. (Insurance)	160		34,024
Reliance, Inc. (Metals & Mining)	124		46,326
RenaissanceRe Holdings, Ltd. (Insurance)	104		32,958
Repligen Corp.* (Life Sciences Tools & Services)	129		17,601
Rexford Industrial Realty, Inc. (Industrial REITs)	546		18,291
RH* (Specialty Retail)	38		6,260
RLI Corp. (Insurance)	224		13,232
Roivant Sciences, Ltd.* (Biotechnology)	1,098		38,858
Roku, Inc.* (Entertainment)	320		44,205
Royal Gold, Inc. (Metals & Mining)	198		39,523
RPM International, Inc. (Chemicals)	311		34,567
Ryan Specialty Holdings, Inc. (Insurance)	278		10,497
Ryder System, Inc. (Ground Transportation)	94		24,794
Sabra Health Care REIT, Inc. (Health Care REITs)	614		11,979
Saia, Inc.* (Ground Transportation)	65		27,375
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	131		33,153
Science Applications International Corp. (Professional Services)	105		11,593
SEI Investments Co. (Capital Markets)	223		19,559
Selective Insurance Group, Inc. (Insurance)	146		14,163
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	227		36,740
Sensata Technologies Holding PLC (Electrical Equipment)	354		16,900
Service Corp. International (Diversified Consumer Services)	336		25,523
SharkNinja, Inc.* (Home & Office Products)	172		26,190
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	143		6,956
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	80		17,485
Siligan Holdings, Inc. (Containers & Packaging)	214		9,927
Simpson Manufacturing Co., Inc. (Building Products)	100		20,935
Sirius XM Holdings, Inc. (Media)	459		13,559

Common Stocks, continued

	Shares	Value
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	54		$40,260
SLM Corp. (Consumer Finance)	459		11,906
Solstice Advanced Materials, Inc. (Chemicals)	387		34,288
Sonoco Products Co. (Containers & Packaging)	241		13,580
Sotera Health Co.* (Life Sciences Tools & Services)	646		11,467
SouthState Bank Corp. (Banks)	238		23,776
Southwest Gas Holdings, Inc. (Gas Utilities)	157		13,923
Spire, Inc. (Gas Utilities)	144		11,245
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	229		19,369
SPX Technologies, Inc.* (Machinery)	122		29,911
STAG Industrial, Inc. (Industrial REITs)	466		17,736
STANDARDAERO INC* (Aerospace & Defense)	461		13,789
Starwood Property Trust, Inc. (Mortgage REITs)	849		13,907
Sterling Infrastructure, Inc.* (Construction & Engineering)	75		62,952
Stifel Financial Corp. (Capital Markets)	374		26,094
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	94		11,678
Talen Energy Corp.* (Electric Utilities)	111		42,652
Taylor Morrison Home Corp.* (Household Durables)	228		16,357
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	182		48,657
TechnipFMC PLC (Energy Equipment & Services)	971		64,377
Tempur Sealy International, Inc. (Household Durables)	512		40,141
Tenet Healthcare Corp.* (Health Care Providers & Services)	210		39,286
Terex Corp. (Machinery)	278		20,124
Tetra Tech, Inc. (Commercial Services & Supplies)	632		18,258
Texas Capital Bancshares, Inc. (Banks)	106		10,946
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	160		30,917
The Boston Beer Co., Inc.*—Class A (Beverages)	18		3,187
The Brink’s Co. (Commercial Services & Supplies)	100		9,449
The Carlyle Group, Inc. (Capital Markets)	631		26,571
The Ensign Group, Inc. (Health Care Providers & Services)	141		22,602
The Gap, Inc. (Specialty Retail)	543		10,143
The Goodyear Tire & Rubber Co.* (Automobile Components)	700		4,620
The Hanover Insurance Group, Inc. (Insurance)	85		18,200
The Middleby Corp.* (Machinery)	101		17,373
The New York Times Co.—Class A (Media)	392		27,432
The Scotts Miracle-Gro Co. (Chemicals)	109		7,424
The Timken Co. (Machinery)	154		22,379
The Toro Co. (Machinery)	236		22,991
Thor Industries, Inc. (Automobiles)	128		9,620
Toast, Inc.*—Class A (Technology Services)	1,143		31,798
Toll Brothers, Inc. (Household Durables)	231		38,057
TransUnion (Professional Services)	470		33,906
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	152		11,617
Trex Co., Inc.* (Building Products)	253		12,660

See accompanying notes to financial statements.

128  ::  ProFund VP UltraMid-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	253		$47,316
Twilio, Inc.*—Class A (Software)	370		76,342
TXNM Energy, Inc. (Electric Utilities)	243		13,798
UFP Industries, Inc. (Building Products)	138		12,522
UGI Corp. (Gas Utilities)	522		18,029
UiPath, Inc.*—Class A (Software)	1,040		11,305
UL Solutions, Inc.—Class A (Professional Services)	190		19,353
UMB Financial Corp. (Banks)	174		24,840
United Bankshares, Inc. (Banks)	335		15,353
United Therapeutics Corp.* (Biotechnology)	103		55,809
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	106		9,179
Unum Group (Insurance)	358		32,005
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	536		54,805
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	87		11,845
Valaris, Ltd.* (Energy Equipment & Services)	157		11,398
Valley National Bancorp (Banks)	1,161		17,009
Valmont Industries, Inc. (Construction & Engineering)	47		27,147
Valvoline, Inc.* (Specialty Retail)	311		12,297
VF Corp. (Textiles, Apparel & Luxury Goods)	801		13,361
Viavi Solutions, Inc.* (Communications Equipment)	570		27,218
Vicor Corp.* (Electrical Equipment)	57		21,647
Viper Energy, Inc.—Class A (Oil & Gas Producers)	473		20,055
Visteon Corp. (Automobile Components)	65		6,449
Vontier Corp. (Electronic Equipment, Instruments & Components)	343		9,947
Vornado Realty Trust (Office REITs)	385		15,130
Voya Financial, Inc. (Financial Services)	221		20,007
Warner Music Group Corp.—Class A (Entertainment)	356		9,637
Watsco, Inc. (Trading Companies & Distributors)	85		35,422
Watts Water Technologies, Inc.—Class A (Machinery)	67		26,227
Weatherford International PLC (Energy Equipment & Services)	175		14,263
Webster Financial Corp. (Banks)	395		30,186
WESCO International, Inc. (Trading Companies & Distributors)	119		41,106
Western Alliance Bancorp (Banks)	249		20,468
Westlake Corp. (Chemicals)	81		5,913
WEX, Inc.* (Financial Services)	84		11,852
Whirlpool Corp. (Household Durables)	158		6,228
Wingstop, Inc. (Hotels, Restaurants & Leisure)	66		11,445
Wintrust Financial Corp. (Banks)	164		26,358
Woodward, Inc. (Aerospace & Defense)	145		61,689
WP Carey, Inc. (Equity REIT—Diversified)	543		38,825
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	182		15,326
XPO, Inc.* (Ground Transportation)	286		58,714
YETI Holdings, Inc.* (Leisure Products)	185		9,169
Zions Bancorp N.A. (Banks)	358		24,770
TOTAL COMMON STOCKS (Cost $5,343,744)		8,838,028

Repurchase Agreements(b)(c) (25.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $3,062,299		$3,062,000		$3,062,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,062,000)				3,062,000

Collateral for Securities Loaned(d) (0.3%)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(e)		34,862		$34,862
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $34,862)			34,862
TOTAL INVESTMENT SECURITIES (Cost $8,440,606)—97.7%				11,934,890
Net other assets (liabilities)—2.3%				282,141
NET ASSETS—100.0%				$12,217,031
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $11,480.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $1,657,000.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraMid-Cap  ::  129

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	5	9/21/26		$1,942,500	$39,896

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/26		4.28%		$6,863,493		$46,005
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/26		4.05%	2,781,093		21,124
					$9,644,586		$67,129
S&P MidCap 400	UBS AG	7/27/26		4.68%		3,140,205		22,764
SPDR S&P MidCap 400 ETF	UBS AG	7/27/26		4.43%	813,760		5,656
					$3,953,965		$28,420
					$13,598,551		$95,549
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

130  ::  ProFund VP UltraMid-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$270,565		2.1%
Air Freight & Logistics		14,196		0.1%
Automobile Components		93,256		0.8%
Automobiles		15,882		0.1%
Banks		526,117		4.3%
Beverages		40,836		0.3%
Biotechnology		274,984		2.2%
Broadline Retail		26,497		0.2%
Building Products		177,326		1.5%
Capital Markets		189,602		1.6%
Chemicals		147,610		1.2%
Commercial Services & Supplies		132,088		1.1%
Communications Equipment		27,218		0.2%
Construction & Engineering		244,504		2.0%
Construction Materials		28,869		0.2%
Consumer Finance		63,441		0.5%
Consumer Staples Distribution & Retail		174,833		1.5%
Containers & Packaging		85,084		0.7%
Diversified Consumer Services		66,852		0.5%
Electric Utilities		115,968		1.0%
Electrical Equipment		235,629		1.9%
Electronic Equipment, Instruments & Components		363,622		2.9%
Energy Equipment & Services		106,251		0.9%
Entertainment		53,842		0.5%
Equity REIT—Diversified		38,825		0.3%
Financial Services		121,024		1.0%
Food Products		52,802		0.4%
Gas Utilities		86,611		0.7%
Ground Transportation		164,946		1.4%
Health Care Equipment & Supplies		104,864		0.9%
Health Care Providers & Services		145,760		1.2%
Health Care REITs		111,230		0.9%
Health Care Technology		6,761		0.1%
Home & Office Products		26,190		0.2%
Hotel & Resort REITs		6,983		0.1%
Hotels, Restaurants & Leisure		186,394		1.5%
Household Durables		110,359		0.9%
Independent Power/Renewable Electricity Producers		16,335		0.1%
Industrial REITs		82,362		0.7%
Industrial Support Services		39,767		0.3%
Insurance		306,442		2.5%

	Value		% of Net Assets
Interactive Media & Services		$24,668	0.2%
IT Services		92,973	0.8%
Leisure Facilities & Services		41,482	0.3%
Leisure Products		41,340	0.3%
Life Sciences Tools & Services		168,767	1.4%
Machinery		507,150	4.1%
Marine Transportation		17,676	0.1%
Media		53,492	0.4%
Metals & Mining		374,258	3.1%
Mortgage REITs		53,819	0.4%
Multi-Utilities		24,507	0.2%
Office REITs		46,939	0.4%
Oil & Gas Producers		20,055	0.2%
Oil, Gas & Consumable Fuels		259,475	2.1%
Paper & Forest Products		12,192	0.1%
Passenger Airlines		43,257	0.4%
Personal Care Products		10,656	0.1%
Pharmaceuticals		66,819	0.5%
Professional Services		180,990	1.5%
Real Estate Management & Development		35,024	0.3%
Residential REITs		65,861	0.5%
Retail—Discretionary		11,357	0.1%
Retail REITs		81,260	0.7%
Semiconductors & Semiconductor Equipment		511,526	4.1%
Software		314,810	2.6%
Specialized REITs		118,572	1.0%
Specialty Retail		254,587	2.2%
Technology Hardware, Storage & Peripherals		60,590	0.5%
Technology Services		31,798	0.3%
Textiles, Apparel & Luxury Goods		45,308	0.4%
Trading Companies & Distributors		157,621	1.3%
Water Utilities		26,472	0.2%
Other**	3,379,003		27.7%
Total	$12,217,031		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraNasdaq-100  ::  131

Common Stocks (72.1%)

	Shares	Value
Adobe, Inc.* (Software)	4,791		$982,251
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	19,326		11,226,667
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,953		708,774
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,582		476,229
Alphabet, Inc.—Class A (Interactive Media & Services)	25,004		8,935,679
Alphabet, Inc.—Class C (Interactive Media & Services)	23,424		8,276,402
Amazon.com, Inc.* (Broadline Retail)	46,183		11,007,257
American Electric Power Co., Inc. (Electric Utilities)	6,449		882,288
Amgen, Inc. (Biotechnology)	6,397		2,316,482
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,773		2,292,862
Apple, Inc. (Technology Hardware, Storage & Peripherals)	63,057		18,246,174
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,410		6,803,430
AppLovin Corp.*—Class A (Software)	3,624		1,867,194
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	5,025		1,781,714
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	1,086		2,160,532
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	2,032		981,497
Autodesk, Inc.* (Software)	2,501		486,244
Automatic Data Processing, Inc. (Professional Services)	4,738		1,061,075
Axon Enterprise, Inc.* (Aerospace & Defense)	955		535,383
Baker Hughes Co. (Energy Equipment & Services)	11,758		652,569
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	9,184		1,636,955
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	20,355		7,689,101
Cadence Design Systems, Inc.* (Software)	3,269		1,226,921
Cintas Corp. (Commercial Services & Supplies)	4,742		806,519
Cisco Systems, Inc. (Communications Equipment)	46,715		5,487,144
Coca-Cola European Partners PLC (Beverages)	5,285		528,870
Comcast Corp.—Class A (Media)	42,227		1,036,673
Constellation Energy Corp. (Electric Utilities)	4,281		1,063,271
Copart, Inc.* (Commercial Services & Supplies)	10,973		309,329
CoreWeave, Inc.*—Class A (IT Services)	5,305		528,060
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	5,258		4,918,701
Crowdstrike Holdings, Inc.*—Class A (Software)	3,017		2,302,393
CSX Corp. (Ground Transportation)	22,023		1,046,753
Datadog, Inc.*—Class A (Software)	3,921		1,020,872
Dexcom, Inc.* (Health Care Equipment & Supplies)	4,573		307,992

Common Stocks, continued

	Shares	Value
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,334		$586,051
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,875		899,584
Electronic Arts, Inc. (Entertainment)	2,972		609,379
Exelon Corp. (Electric Utilities)	12,127		565,361
Fastenal Co. (Trading Companies & Distributors)	13,607		653,544
Ferrovial SE (Construction & Engineering)	8,527		585,037
Fortinet, Inc.* (Software)	8,684		1,334,036
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	5,392		345,142
Gilead Sciences, Inc. (Biotechnology)	14,716		1,859,219
Honeywell Aerospace, Inc.* (Aerospace & Defense)	3,755		830,155
Honeywell International, Inc. (Industrial Conglomerates)	3,755		840,745
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	935		492,221
Intel Corp.* (Semiconductors & Semiconductor Equipment)	59,570		8,317,759
Intuit, Inc. (Software)	3,242		846,162
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,198		1,669,461
Keurig Dr Pepper, Inc. (Beverages)	16,126		527,804
KLA Corp. (Semiconductors & Semiconductor Equipment)	15,482		4,671,074
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	14,822		6,422,817
Linde PLC (Chemicals)	5,480		2,843,791
Lumentum Holdings, Inc.* (Communications Equipment)	922		791,131
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,125		1,158,094
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,368		3,088,524
MercadoLibre, Inc.* (Broadline Retail)	601		1,020,132
Meta Platforms, Inc.—Class A (Interactive Media & Services)	12,714		7,161,669
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,425		585,960
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,366		15,428,239
Microsoft Corp. (Software)	31,892		11,896,355
Mondelez International, Inc.—Class A (Food Products)	15,214		879,978
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	582		804,534
Monster Beverage Corp.* (Beverages)	11,592		1,114,223
Nebius Group N.V.*—Class A (Software)	2,612		721,356
Netflix, Inc.* (Entertainment)	49,905		3,563,217
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	103,897		20,788,750
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,992		840,842

See accompanying notes to financial statements.

132  ::  ProFund VP UltraNasdaq-100  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	2,465		$533,919
O’Reilly Automotive, Inc.* (Specialty Retail)	9,822		904,508
PACCAR, Inc. (Machinery)	6,238		749,309
Palantir Technologies, Inc.*—Class A (Software)	27,214		3,175,057
Palo Alto Networks, Inc.* (Software)	9,672		3,298,345
Paychex, Inc. (Professional Services)	4,247		417,608
PayPal Holdings, Inc. (Financial Services)	10,455		451,447
PDD Holdings, Inc.*ADR (Broadline Retail)	7,916		603,832
PepsiCo, Inc. (Beverages)	16,199		2,193,345
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,492		2,308,397
Regeneron Pharmaceuticals, Inc. (Biotechnology)	1,221		761,342
Rocket Lab Corp* (Aerospace & Defense)	6,860		697,319
Roper Technologies, Inc. (Software)	1,196		404,714
Ross Stores, Inc. (Specialty Retail)	3,818		812,661
Sandisk Corp.* (Semiconductors)	1,755		3,990,396
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	2,658		2,564,970
Shopify, Inc.*—Class A (IT Services)	14,455		1,650,472
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,508		1,380,383
Strategy, Inc.*—Class A (Software)	3,921		340,853
Synopsys, Inc.* (Software)	2,269		1,012,133
Take-Two Interactive Software, Inc.* (Entertainment)	2,201		550,206
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,855		897,523
Tesla, Inc.* (Automobiles)	21,447		9,020,608
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,787		3,215,281
The Kraft Heinz Co. (Food Products)	14,054		331,955
Thomson Reuters Corporation (Technology Services)	4,518		368,985
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	12,827		2,151,473
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,008		1,494,164
Walmart, Inc. (Consumer Staples Distribution & Retail)	57,818		6,548,467
Warner Bros. Discovery, Inc.* (Entertainment)	29,715		792,202
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	4,085		2,609,171
Workday, Inc.*—Class A (Software)	2,382		291,604
Xcel Energy, Inc. (Electric Utilities)	7,399		594,140
TOTAL COMMON STOCKS (Cost $103,447,961)			273,449,392

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $94,605,226		$94,596,000		$94,596,000
TOTAL REPURCHASE AGREEMENTS (Cost $94,596,000)				94,596,000
TOTAL INVESTMENT SECURITIES (Cost $198,043,961)—97.1%				368,045,392
Net other assets (liabilities)—2.9%				10,876,210
NET ASSETS—100.0%				$378,921,602
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $65,743,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraNasdaq-100  ::  133

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	45	9/21/26		$27,471,150	$1,009,026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/26		4.18%		$89,678,771		$1,490,121
Nasdaq‑100 Index	Goldman Sachs International	7/27/26		4.38%	157,415,827		2,594,182
					$247,094,598		$4,084,303
Invesco QQQ Trust, Series 1 ETF	UBS AG	7/27/26		4.68%		$28,108,624		$399,835
Nasdaq‑100 Index	UBS AG	7/27/26		4.68%	181,942,698		2,908,983
					$210,051,322		$3,308,818
					$457,145,920		$7,393,121
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq‑100 invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Aerospace & Defense		$2,062,857		0.5%
Automobiles		9,020,608		2.4%
Beverages		4,364,242		1.2%
Biotechnology		6,907,436		1.9%
Broadline Retail		12,631,221		3.3%
Chemicals		2,843,791		0.8%
Commercial Services & Supplies		1,115,848		0.3%
Communications Equipment		6,278,275		1.7%
Construction & Engineering		585,037		0.2%
Consumer Staples Distribution & Retail		11,467,168		3.0%
Electric Utilities		3,105,060		0.8%
Energy Equipment & Services		652,569		0.1%
Entertainment		5,515,004		1.5%
Financial Services		451,447		0.1%
Food Products		1,211,933		0.3%
Ground Transportation		1,580,672		0.4%
Health Care Equipment & Supplies		2,814,816		0.7%
Hotels, Restaurants & Leisure		5,783,790		1.5%
Industrial Conglomerates		840,745		0.2%
Interactive Media & Services		24,373,750		6.3%
IT Services		2,178,532		0.6%
Machinery		749,309		0.2%

	Value		% of Net Assets
Media		$1,036,673	0.3%
Oil, Gas & Consumable Fuels		586,051	0.2%
Professional Services		1,478,683	0.4%
Semiconductors		3,990,396	1.1%
Semiconductors & Semiconductor Equipment		100,305,503	26.3%
Software		31,206,490	8.2%
Specialty Retail		1,717,169	0.5%
Technology Hardware, Storage & Peripherals		23,420,315	6.2%
Technology Services		368,985	0.1%
Trading Companies & Distributors		653,544	0.2%
Wireless Telecommunication Services		2,151,473	0.6%
Other**	105,472,210		27.9%
Total		$378,921,602	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

134  ::  ProFund VP UltraShort Dow 30  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Repurchase Agreements(a)(b) (74.6%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%, dated 6/30/26, due 7/1/26, total to be received $4,001	$4,000		$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $4,000)—74.6%			4,000
Net other assets (liabilities)—25.4%			1,361
NET ASSETS—100.0%			$5,361
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $1,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/26		(4.13)%	$(6,120)	$(16)
Dow Jones Industrial Average	UBS AG	7/27/26		(4.28)%	(4,620)	(12)
					$(10,740)	$(28)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraShort Nasdaq-100  ::  135

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $1,244,121		$1,244,000		$1,244,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,244,000)				1,244,000
TOTAL INVESTMENT SECURITIES (Cost $1,244,000)—101.7%				1,244,000
Net other assets (liabilities)—(1.7)%				(20,633)
NET ASSETS—100.0%				$1,223,367
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $423,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International		7/27/26		(4.13)%	$(1,184,450)	$(19,528)
Nasdaq‑100 Index	UBS AG		7/27/26		(4.28)%	(1,268,482)	(22,416)
						$(2,452,932)	$(41,944)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

136  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (63.2%)

	Shares	Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)	490		$18,787
1‑800-Flowers.com, Inc.*—Class A (Specialty Retail)	93		324
1st Source Corp. (Banks)	74		6,037
1stdibs.Com, Inc.* (Broadline Retail)	98		480
3D Systems Corp.* (Machinery)	596		1,800
4D Molecular Therapeutics, Inc.* (Biotechnology)	188		2,500
8x8, Inc.* (Software)	573		980
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	120		1,044
A10 Networks, Inc. (Software)	298		11,133
AAR Corp.* (Aerospace & Defense)	164		23,441
Abacus Global Management, Inc. (Insurance)	115		1,232
Abeona Therapeutics, Inc.* (Biotech & Pharma)	179		1,106
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	184		16,562
ABM Industries, Inc. (Commercial Services & Supplies)	243		10,750
Absci Corp.* (Biotechnology)	568		6,583
Acacia Research Corp.* (Financial Services)	144		671
Academy Sports & Outdoors, Inc. (Specialty Retail)	268		12,631
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	383		11,310
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	530		13,409
Acadia Realty Trust (Retail REITs)	561		11,731
Acadian Asset Management, Inc. (Capital Markets)	116		8,296
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	214		2,699
Accelerant Holdings* (Insurance)	251		2,942
Accendra Health, Inc.* (Health Care Providers & Services)	296		1,012
ACCO Brands Corp. (Commercial Services & Supplies)	379		1,577
Achieve Life Sciences, Inc.* (Biotechnology)	320		2,090
ACI Worldwide, Inc.* (Software)	423		21,273
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	487		2,576
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	222		28,170
Acme United Corp. (Wholesale—Discretionary)	14		668
ACNB Corp. (Banks)	42		2,494
ACRES Commercial Realty Corp.* (Specialty Finance)	24		427
Acumen Pharmaceuticals, Inc.* (Biotechnology)	194		518
Acuren Corp.* (Asset Management)	745		6,027
Acushnet Holdings Corp. (Leisure Products)	115		13,631
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	703		5,055
Adamas Trust, Inc. (Mortgage REITs)	351		3,295
AdaptHealth Corp.* (Health Care Providers & Services)	423		4,408
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	633		13,579
ADC Therapeutics S.A.* (Biotechnology)	441		472

Common Stocks, continued

	Shares	Value
Addus HomeCare Corp.* (Health Care Providers & Services)	77		$7,736
Adeia, Inc. (Software)	458		15,082
Adient PLC* (Automobile Components)	326		5,992
ADMA Biologics, Inc.* (Biotechnology)	948		7,935
ADTRAN Holdings, Inc.* (Communications Equipment)	316		4,392
Advance Auto Parts, Inc. (Specialty Retail)	253		15,742
AdvanSix, Inc. (Chemicals)	110		2,187
Advantage Solutions, Inc.* (Advertising & Marketing)	18		778
Aebi Schmidt Holding AG (Machinery)	154		1,933
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	126		12,104
Aeluma, Inc.* (Semiconductors)	53		1,170
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	266		436
AerSale Corp.* (Aerospace & Defense)	152		961
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	115		3,303
Aevex Corporation* (Aerospace & Defense)	74		1,546
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	123		974
Agenus, Inc.* (Biotechnology)	164		502
agilon health, Inc.* (Health Care Facilities & Services)	51		5,466
Agilysys, Inc.* (Software)	108		11,286
Agios Pharmaceuticals, Inc.* (Biotechnology)	243		9,018
AirJoule Technologies Corp.* (Electrical Equipment)	134		742
AIRO Group Holdings, Inc.* (Aerospace & Defense)	91		672
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	40		180
Akebia Therapeutics, Inc.* (Biotechnology)	1,062		1,211
Aktis Oncology, Inc.* (Biotech & Pharma)	87		2,804
Alamar Biosciences, Inc.* (Life Sciences Tools & Services)	55		1,490
Alamo Group, Inc. (Machinery)	43		7,073
Alarm.com Holdings, Inc.* (Software)	197		9,204
Albany International Corp. (Machinery)	119		8,866
Alector, Inc.* (Biotechnology)	403		810
Alerus Financial Corp. (Financial Services)	99		3,079
Alexander’s, Inc. (Retail REITs)	9		2,480
Alico, Inc. (Food Products)	24		993
Alignment Healthcare, Inc.* (Health Care Providers & Services)	839		19,977
Alkami Technology, Inc.* (Software)	279		5,055
Alkermes PLC* (Biotechnology)	689		36,099
Allegiant Travel Co.* (Passenger Airlines)	100		11,760
Alliance Laundry Holdings, Inc.* (Machinery)	181		4,800
Allied Motion Technologies, Inc. (Electrical Equipment)	61		6,279
Allogene Therapeutics, Inc.* (Biotechnology)	1,091		2,269
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	102		4,828
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	44		7,257
Alpha Teknova, Inc.* (Biotech & Pharma)	46		261
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	510		4,412

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  137

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	64		$1,329
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	82		531
AlTi Global, Inc.* (Capital Markets)	206		744
Altice USA, Inc.*—Class A (Cable & Satellite)	1,095		1,588
Altimmune, Inc.* (Biotechnology)	817		2,484
Alto Ingredients, Inc.* (Chemicals)	303		1,727
Alto Neuroscience, Inc.* (Pharmaceuticals)	108		2,850
Alumis, Inc.* (Pharmaceuticals)	325		9,146
ALX Oncology Holdings, Inc.* (Biotechnology)	443		917
Amalgamated Financial Corp. (Banks)	75		3,443
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	175		15,015
Ambiq Micro, Inc.* (Semiconductors & Semiconductor Equipment)	76		6,711
AMC Entertainment Holdings, Inc.* (Entertainment)	2,560		4,864
AMC Networks, Inc.*—Class A (Media)	130		1,297
Amerant Bancorp, Inc. (Banks)	142		3,624
Ameresco, Inc.*—Class A (Construction & Engineering)	135		3,726
American Assets Trust, Inc. (Equity REIT—Diversified)	205		5,061
American Battery Technology Co.* (Metals & Mining)	532		1,506
American Coastal Insurance Corporation (Insurance)	104		1,154
American Eagle Outfitters, Inc. (Specialty Retail)	653		11,232
American Integrity Insurance Group, Inc. (Insurance)	50		942
American Public Education, Inc.* (Diversified Consumer Services)	74		3,974
American Realty Investors, Inc.* (Real Estate Management & Development)	6		134
American Resources Corporation* (Oil, Gas & Consumable Fuels)	364		783
American States Water Co. (Water Utilities)	164		13,552
American Superconductor Corp.* (Electrical Equipment)	194		8,053
Ameris Bancorp (Banks)	272		24,551
AMERISAFE, Inc. (Insurance)	78		2,639
Ames National Corp. (Banks)	37		1,096
AMMO, Inc.* (Leisure Products)	442		1,008
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	162		5,244
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	702		12,153
Ampco-Pittsburgh Corp.* (Metals & Mining)	67		580
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	133		2,684
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	147		585
Amplitude, Inc.*—Class A (Software)	396		3,029
Amprius Technologies, Inc.* (Electrical Equipment)	565		7,831
Amtech Systems, Inc.* (Semiconductors & Semiconductor Equipment)	48		1,108
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	378		6,789
AN2 Therapeutics, Inc.* (Pharmaceuticals)	109		528

Common Stocks, continued

	Shares	Value
AnaptysBio, Inc.* (Biotechnology)	81		$5,468
Anavex Life Sciences Corp.* (Biotechnology)	379		982
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	69		627
Angi, Inc.* (Interactive Media & Services)	121		720
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	153		1,991
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	84		6,954
Anika Therapeutics, Inc.* (Biotechnology)	47		688
Annexon, Inc.* (Biotechnology)	638		3,643
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	336		3,310
Anterix, Inc.* (Diversified Telecommunication Services)	47		4,837
Apogee Enterprises, Inc. (Building Products)	87		3,979
Apogee Therapeutics, Inc.* (Biotechnology)	185		24,555
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	557		5,949
Appian Corp.*—Class A (Software)	164		3,756
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	904		15,196
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	444		1,847
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	789		4,276
Arbutus Biopharma Corp.* (Biotechnology)	661		3,173
ArcBest Corp. (Ground Transportation)	92		13,206
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	2,770		13,102
Archrock, Inc. (Energy Equipment & Services)	718		29,230
Arcosa, Inc. (Construction & Engineering)	204		29,639
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	110		739
Arcus Biosciences, Inc.* (Biotechnology)	368		11,345
Arcutis Biotherapeutics, Inc.* (Biotechnology)	470		12,323
Ardagh Metal Packaging SA (Containers & Packaging)	582		2,759
Ardelyx, Inc.* (Biotechnology)	1,004		5,120
Ardent Health Partners, Inc.* (Health Care Providers & Services)	97		954
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	147		2,059
Ares Commercial Real Estate Corp. (Mortgage REITs)	219		986
Argan, Inc. (Construction & Engineering)	56		44,720
Arhaus, Inc. (Specialty Retail)	217		1,827
Arko Corp. (Specialty Retail)	305		2,449
ARKO Petroleum Corporation (Specialty Retail)	51		961
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	446		6,012
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	316		2,237
Armata Pharmaceuticals, Inc.* (Biotechnology)	49		318
ARMOUR Residential REIT, Inc. (Mortgage REITs)	523		9,126
Array Technologies, Inc.* (Electrical Equipment)	635		4,705
ArriVent Biopharma, Inc.* (Biotechnology)	156		5,419
Arrow Financial Corp. (Banks)	68		2,787
ARS Pharmaceuticals, Inc.*(a) (Biotechnology)	253		2,027
Arteris, Inc.* (Software)	144		6,997
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	265		9,150

See accompanying notes to financial statements.

138  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Artiva Biotherapeutics, Inc.* (Biotechnology)	19		$184
Artivion, Inc.* (Health Care Equipment & Supplies)	188		4,224
Arvinas, Inc.* (Pharmaceuticals)	244		2,028
Asana, Inc.*—Class A (Software)	401		2,807
Asbury Automotive Group, Inc.* (Specialty Retail)	81		16,287
Ashland, Inc. (Chemicals)	191		12,585
ASP Isotopes, Inc.* (Chemicals)	479		2,979
Aspen Aerogels, Inc.* (Chemicals)	279		1,769
Assembly Biosciences, Inc.* (Biotechnology)	40		1,099
Associated Banc-Corp. (Banks)	599		18,431
Astec Industries, Inc. (Machinery)	96		5,874
Astrana Health, Inc.* (Health Care Providers & Services)	187		8,679
Astronics Corp.* (Aerospace & Defense)	132		10,726
ASTRONICS CORPORATION—CLASS B*— Class B (Aerospace & Defense)	—	(b)	30
Asure Software, Inc.* (Professional Services)	100		794
AtaiBeckley, Inc.* (Pharmaceuticals)	1,316		6,935
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	291		1,353
Ategrity Specialty Holdings, LLC* (Insurance)	38		914
Atkore, Inc. (Electrical Equipment)	141		10,722
Atlanta Braves Holdings, Inc.*—Class C (Entertainment)	205		10,640
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	28		1,577
Atlantic Union Bankshares Corp. (Banks)	594		25,132
Atlanticus Holdings Corp.* (Consumer Finance)	21		2,147
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	340		5,647
Atmus Filtration Technologies, Inc. (Machinery)	343		17,490
ATN International, Inc. (Diversified Telecommunication Services)	42		1,113
Atomera, Inc.* (Semiconductors)	157		1,368
AtriCure, Inc.* (Health Care Equipment & Supplies)	205		5,736
Atrium Therapeutics, Inc.* (Biotech & Pharma)	59		794
Aura Biosciences, Inc.* (Biotechnology)	184		1,306
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	490		8,315
Avalo Therapeutics, Inc.* (Biotechnology)	172		3,179
Avalyn Pharma, Inc.* (Pharmaceuticals)	70		2,304
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	188		4,677
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	321		2,751
AvePoint, Inc.* (Software)	697		7,813
Aviat Networks, Inc.* (Communications Equipment)	49		1,088
Avidbank Holdings, Inc.* (Banks)	38		1,255
Avidia Bancorp, Inc. (Banks)	75		1,574
Avient Corp. (Chemicals)	384		14,193
Avista Corp. (Multi-Utilities)	345		14,114
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	129		24,439
Axogen, Inc.* (Health Care Equipment & Supplies)	216		9,977
Axos Financial, Inc.* (Banks)	228		22,205
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	257		18,525
Azenta, Inc.* (Life Sciences Tools & Services)	173		4,415
AZZ, Inc. (Building Products)	124		19,226

Common Stocks, continued

	Shares	Value
B&G Foods, Inc. (Food Products)	323		$1,286
B. Riley Financial, Inc.* (Capital Markets)	95		764
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	551		7,769
Backblaze, Inc.*—Class A (IT Services)	241		3,822
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	122		18,102
Bakkt Holdings, Inc.* (Institutional Financial Services)	121		945
Balchem Corp. (Chemicals)	135		22,809
Bally’s Corp.* (Leisure Facilities & Services)	42		576
Banc of California, Inc. (Banks)	634		12,953
BancFirst Corp. (Banks)	89		9,891
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	122		7,499
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	122		7,722
Bank First Corp. (Banks)	43		6,379
Bank of Hawaii Corp. (Banks)	164		13,364
Bank of Marin Bancorp (Banks)	62		1,717
Bank7 Corp. (Banks)	18		881
BankUnited, Inc. (Banks)	307		14,874
Bankwell Financial Group, Inc. (Banks)	25		1,469
Banner Corp. (Banks)	139		9,235
Bar Harbor Bankshares (Banks)	68		2,568
Barnes & Noble Education, Inc. (Retail— Discretionary)	69		867
Barrett Business Services, Inc. (Professional Services)	99		3,516
BayCom Corp. (Banks)	43		1,415
BCB Bancorp, Inc. (Banks)	66		708
Beacon Financial Corporation (Banks)	350		10,658
Beam Therapeutics, Inc.* (Biotechnology)	407		13,968
Beazer Homes USA, Inc.* (Household Durables)	102		2,861
Bed Bath & Beyond, Inc.* (Specialty Retail)	307		1,778
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	7		2,039
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	50		16,652
Belden, Inc. (Electronic Equipment, Instruments & Components)	162		19,425
BellRing Brands, Inc.* (Personal Care Products)	488		6,315
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	148		14,603
Benitec Biopharma, Inc.* (Biotech & Pharma)	88		1,177
Beta Bionics, Inc.* (Biotechnology)	167		2,617
Beta Technologies, Inc.*—Class A (Aerospace & Defense)	139		2,328
Better Home & Finance Holding Co.* (Specialty Finance)	33		908
BGC Group, Inc.—Class A (Capital Markets)	1,551		16,580
Bicara Therapeutics, Inc.* (Biotechnology)	182		5,404
BigBear.ai Holdings, Inc.*(a) (IT Services)	2,009		7,373
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	312		924
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3		1,278
BioAge Labs, Inc.* (Pharmaceuticals)	144		3,529
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	957		9,570
Biohaven, Ltd.* (Biotechnology)	549		8,169

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  139

Common Stocks, continued

	Shares	Value
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	175		$4,942
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	198		1,869
Bit Digital, Inc.* (Software)	1,352		2,434
Bitdeer Technologies Group* (Technology Services)	534		8,475
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	79		4,798
BK Technologies Corporation* (Technology Hardware)	12		1,032
BKV Corp.* (Oil, Gas & Consumable Fuels)	133		3,639
Black Diamond Therapeutics, Inc.* (Biotechnology)	194		359
Black Hills Corp. (Multi-Utilities)	320		23,808
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)	73		605
Blackbaud, Inc.* (Software)	149		4,413
BlackLine, Inc.* (Software)	205		5,754
BlackSky Technology, Inc.* (Professional Services)	138		3,853
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	664		11,254
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	353		487
Blend Labs, Inc.*—Class A (Software)	757		1,294
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	354		3,236
Blue Bird Corp.* (Machinery)	131		10,344
Blue Ridge Bankshares, Inc. (Banking)	270		953
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	32		1,980
Bluerock Homes Trust, Inc. (Residential REITs)	1		7
Bob’s Discount Furniture, Inc.* (Specialty Retail)	81		1,281
Boise Cascade Co. (Trading Companies & Distributors)	149		11,567
Boot Barn Holdings, Inc.* (Specialty Retail)	128		21,026
Borr Drilling, Ltd.* (Energy Equipment & Services)	981		4,052
Boston Omaha Corp.*—Class A (Media)	91		1,241
Bowhead Specialty Holdings, Inc.* (Insurance)	75		2,245
Bowman Consulting Group, Ltd.* (Construction & Engineering)	60		1,752
Box, Inc.*—Class A (Software)	564		14,969
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	242		523
Brand Engagement Network, Inc.* (IT Services)	18		308
Brandywine Realty Trust (Office REITs)	698		2,213
Braze, Inc.*—Class A (Software)	393		8,524
BRC, Inc.*(a)—Class A (Food Products)	320		355
Bread Financial Holdings, Inc. (Consumer Finance)	168		18,203
Bridgewater Bancshares, Inc.* (Banks)	89		1,873
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	30		2,106
BrightSpire Capital, Inc. (Mortgage REITs)	507		2,763
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	671		46,795
BrightView Holdings, Inc.* (Commercial Services & Supplies)	292		4,138

Common Stocks, continued

	Shares	Value
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	179		$30,072
Bristow Group, Inc. (Energy Equipment & Services)	109		4,504
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	801		16,557
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	986		15,865
Brookfield Business Corporation (Technology Hardware)	288		8,597
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	519		19,982
BRT Apartments Corp. (Residential REITs)	41		630
Build-A-Bear Workshop, Inc. (Specialty Retail)	50		1,531
Bumble, Inc.*—Class A (Interactive Media & Services)	416		1,331
Burford Capital, Ltd. (Financial Services)	840		3,444
Burke & Herbert Financial Services Corp. (Banks)	64		4,599
Business First Bancshares, Inc. (Banks)	131		4,026
Butterfly Network, Inc.* (Medical Equipment & Devices)	865		7,283
BV Financial, Inc.* (Banking)	28		593
Byline Bancorp, Inc. (Banks)	127		4,783
C&F Financial Corp. (Banking)	12		960
C3.ai, Inc.*—Class A (Software)	565		5,136
C4 Therapeutics, Inc.* (Biotechnology)	416		1,943
Cabaletta Bio, Inc.* (Biotechnology)	463		1,440
Cable One, Inc.* (Media)	22		1,168
Cabot Corp. (Chemicals)	215		19,526
Cactus, Inc.—Class A (Energy Equipment & Services)	290		14,857
Cadiz, Inc.* (Water Utilities)	235		982
Cadre Holdings, Inc. (Aerospace & Defense)	130		3,706
Caledonia Mining Corp. PLC (Metals & Mining)	69		1,318
Caleres, Inc. (Specialty Retail)	137		1,695
California Resources Corp. (Oil, Gas & Consumable Fuels)	302		15,967
California Water Service Group (Water Utilities)	250		12,163
Calix, Inc.* (Communications Equipment)	244		9,106
Callaway Golf Company* (Leisure Products)	580		10,898
Cal-Maine Foods, Inc. (Food Products)	180		14,500
Calumet, Inc.* (Chemicals)	284		10,230
Camden National Corp. (Banks)	70		3,795
CAMP4 Therapeutics Corp.* (Biotechnology)	130		568
Camping World Holdings, Inc.—Class A (Specialty Retail)	253		1,930
Canadian Solar, Inc.* (Semiconductors & Semiconductor Equipment)	201		3,220
Candel Therapeutics, Inc.* (Biotechnology)	260		2,678
Cannae Holdings, Inc. (Financial Services)	164		2,362
Canton Strategic Holdings, Inc.* (Biotechnology)	182		513
Capital Bancorp, Inc. (Banks)	46		1,616
Capital City Bank Group, Inc. (Banks)	58		2,866
Capitol Federal Financial, Inc. (Banks)	504		4,289
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	494		9,174
Capricor Therapeutics, Inc.* (Biotechnology)	221		5,322
CapsoVision, Inc.* (Health Care Equipment & Supplies)	143		1,084

See accompanying notes to financial statements.

140  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Cardinal Infrastructure Group, Inc.*—Class A (Engineering & Construction)	70		$6,594
CareDx, Inc.* (Biotechnology)	211		6,014
CareTrust REIT, Inc. (Health Care REITs)	934		37,686
Cargurus, Inc.* (Interactive Media & Services)	310		10,567
Caribou Biosciences, Inc.* (Biotechnology)	377		664
Carlsmed, Inc.* (Health Care Equipment & Supplies)	35		363
Carriage Services, Inc. (Diversified Consumer Services)	59		2,262
Cars.com, Inc.* (Interactive Media & Services)	187		2,046
Carter Bankshares, Inc. (Banks)	91		3,095
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	149		6,133
Cartesian Therapeutics, Inc.* (Biotechnology)	54		563
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	263		25,502
Cass Information Systems, Inc. (Financial Services)	48		2,463
Castle Biosciences, Inc.* (Health Care Providers & Services)	123		2,934
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	484		15,212
Cathay General Bancorp (Banks)	270		16,737
Cavco Industries, Inc.* (Household Durables)	32		19,660
CB Financial Services, Inc. (Banking)	19		720
CBIZ, Inc.* (Professional Services)	202		6,480
CBL & Associates Properties, Inc. (Retail REITs)	77		4,088
CECO Environmental Corp.* (Commercial Services & Supplies)	217		19,691
Celcuity, Inc.* (Biotechnology)	158		16,530
Celldex Therapeutics, Inc.* (Biotechnology)	321		11,944
Centerspace (Residential REITs)	70		3,933
Central Garden & Pet Co.* (Household Products)	34		1,508
Central Garden & Pet Co.*—Class A (Household Products)	207		8,025
Central Pacific Financial Corp. (Banks)	107		4,087
Centrus Energy Corp.*(a)—Class A (Oil, Gas & Consumable Fuels)	77		12,926
Centuri Holdings, Inc.* (Construction & Engineering)	364		11,007
Century Aluminum Co.* (Metals & Mining)	288		13,251
Century Communities, Inc. (Household Durables)	105		7,524
Century Therapeutics, Inc.* (Biotechnology)	506		1,240
Cerence, Inc.* (Software)	183		2,072
CeriBell, Inc.* (Health Care Equipment & Supplies)	113		2,198
Certara, Inc.* (Health Care Technology)	477		3,124
Cerus Corp.* (Health Care Equipment & Supplies)	817		2,386
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	114		5,376
CF Bankshares, Inc. (Banking)	21		688
CG Oncology, Inc.* (Biotechnology)	303		21,528
Chain Bridge Bancorp, Inc.* (Banking)	11		463
Chaince Digital Holdings, Inc.* (Commercial Support Services)	274		1,197
Champion Homes, Inc.* (Household Durables)	229		20,179
ChargePoint Holdings, Inc.* (Electrical Equipment)	99		585
Chatham Lodging Trust (Hotel & Resort REITs)	186		2,461

Common Stocks, continued

	Shares	Value
Chemung Financial Corp. (Banks)	17		$1,268
Chesapeake Utilities Corp. (Gas Utilities)	100		12,248
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	78		836
Chimera Investment Corp. (Mortgage REITs)	346		4,616
ChoiceOne Financial Services, Inc. (Banks)	59		2,006
Cimpress PLC* (Commercial Services & Supplies)	70		7,119
Cinemark Holdings, Inc. (Entertainment)	438		13,898
Cipher Mining, Inc.* (Software)	1,396		34,202
Citi Trends, Inc.* (Specialty Retail)	21		1,215
Citizens & Northern Corp. (Banks)	72		1,678
Citizens Community Bancorp, Inc. (Banking)	38		889
Citizens Financial Services, Inc. (Banks)	19		1,376
Citizens, Inc.* (Insurance)	189		1,085
City Holding Co. (Banks)	58		7,693
Civeo Corporation* (Commercial Services & Supplies)	43		1,505
Civista Bancshares, Inc. (Banks)	86		2,427
Claritev Corp.* (Technology Services)	40		1,364
Clarivate PLC* (Professional Services)	1,439		3,108
Claros Mortgage Trust, Inc.* (Mortgage REITs)	396		931
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	675		1,384
Cleanspark, Inc.* (Software)	1,040		15,132
Clear Channel Outdoor Holdings, Inc.* (Media)	1,608		3,891
Clear Secure, Inc.—Class A (Software)	392		21,846
Clearfield, Inc.* (Communications Equipment)	47		1,870
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	116		2,069
Clearwater Paper Corp.* (Paper & Forest Products)	65		1,019
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	69		1,601
Clover Health Investments Corp.* (Health Care Facilities & Services)	1,728		9,055
CNB Financial Corp. (Banks)	122		4,113
CNO Financial Group, Inc. (Insurance)	386		19,677
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	568		19,272
Coastal Financial Corp.* (Banks)	54		4,186
CoastalSouth Bancshares, Inc. (Banks)	34		913
Codexis, Inc.* (Life Sciences Tools & Services)	355		802
Cogent Biosciences, Inc.* (Biotechnology)	685		26,510
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	203		2,818
Cohen & Steers, Inc. (Capital Markets)	117		8,908
Coherus Oncology, Inc.* (Biotechnology)	537		752
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	192		14,191
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	135		4,887
Colony Bankcorp, Inc. (Banks)	86		1,728
Columbia Financial, Inc.* (Banks)	109		2,313
Columbus McKinnon Corp. (Machinery)	118		1,785
Commercial Bancgroup, Inc. (Banks)	36		1,162
Commercial Metals Co. (Metals & Mining)	464		29,115
Commercial Vehicle Group, Inc.* (Machinery)	128		591
Community Bancorp (Banks)	21		821
Community Financial System, Inc. (Banks)	220		14,766
Community Health Systems, Inc.* (Health Care Providers & Services)	534		1,784

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  141

Common Stocks, continued

	Shares	Value
Community Healthcare Trust, Inc. (Health Care REITs)	114		$2,084
Community Trust Bancorp, Inc. (Banks)	67		4,848
Community West Bancshares (Banks)	101		2,713
CommVault Systems, Inc.* (Software)	184		26,078
Compass Diversified Holdings* (Financial Services)	280		2,985
Compass Minerals International, Inc.* (Metals & Mining)	132		4,109
Compass Therapeutics, Inc.* (Biotechnology)	539		1,180
Compass, Inc.*—Class A (Real Estate Management & Development)	2,955		36,434
CompX International, Inc. (Commercial Services & Supplies)	6		149
Comstock Holding Cos., Inc.* (Real Estate Management & Development)	15		240
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	292		4,357
Comstock, Inc.* (Oil, Gas & Consumable Fuels)	303		1,260
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	485		14,429
Concentrix Corp. (Professional Services)	176		3,943
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	86		1,036
Conduent, Inc.* (Professional Services)	591		863
CONMED Corp. (Health Care Equipment & Supplies)	127		4,157
Connect Biopharma Holdings Ltd.* (Biotechnology)	62		148
ConnectOne Bancorp, Inc. (Banks)	201		6,721
Consensus Cloud Solutions, Inc.* (Software)	74		2,823
Consolidated Water Co., Ltd. (Water Utilities)	64		1,888
Constellium SE* (Metals & Mining)	557		17,752
Construction Partners, Inc.*—Class A (Construction & Engineering)	199		23,635
Consumer Portfolio Services, Inc.* (Consumer Finance)	38		365
Contango ORE, Inc.* (Metals & Mining)	108		1,705
Context Therapeutics, Inc.* (Pharmaceuticals)	383		212
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	110		1,803
Cooper-Standard Holdings, Inc.* (Automobile Components)	71		1,921
COPT Defense Properties (Office REITs)	477		17,359
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	68		638
Core Laboratories, Inc. (Energy Equipment & Services)	191		2,225
Core Molding Technologies, Inc.* (Chemicals)	34		802
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	209		16,724
Core Scientific, Inc.* (IT Services)	1,291		33,036
CoreCivic, Inc.* (Commercial Services & Supplies)	404		12,274
CorMedix, Inc.* (Pharmaceuticals)	306		2,402
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	195		1,886
CorVel Corp.* (Health Care Providers & Services)	121		7,565
Corvus Pharmaceuticals, Inc.* (Biotechnology)	278		4,153
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	35		615

Common Stocks, continued

	Shares	Value
Costamare, Inc. (Marine Transportation)	185		$2,594
Coty, Inc.*—Class A (Personal Care Products)	1,487		3,212
Coursera, Inc.* (Diversified Consumer Services)	905		5,104
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	64		2,828
Covista, Inc.* (Diversified Consumer Services)	142		17,702
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	33		686
CRA International, Inc. (Professional Services)	26		3,700
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	93		4,957
Crane NXT Co. (Electronic Equipment, Instruments & Components)	207		10,590
Crawford & Co.—Class A (Insurance)	67		755
Crescent Biopharma, Inc.* (Biotechnology)	89		1,602
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	1,069		10,498
Crexendo, Inc.* (Technology Services)	76		568
Cricut, Inc.—Class A (Household Durables)	205		900
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	426		15,941
CRISPR Therapeutics AG* (Biotechnology)	383		20,889
Critical Metals Corp.*(a) (Metals & Mining)	279		2,860
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	125		1,651
CryoPort, Inc.* (Life Sciences Tools & Services)	204		3,203
CS Disco, Inc.* (Software)	117		442
CSW Industrials, Inc. (Building Products)	67		18,646
CTO Realty Growth, Inc. (Equity REIT— Diversified)	136		2,925
CTS Corp. (Electronic Equipment, Instruments & Components)	118		7,692
Cullinan Therapeutics, Inc.* (Biotechnology)	249		4,534
Curbline Properties Corp. (Retail REITs)	407		12,373
CuriosityStream, Inc. (Entertainment Content)	172		458
Cushman & Wakefield Ltd.* (Real Estate Services)	982		13,149
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	252		2,976
Customers Bancorp, Inc.* (Banks)	128		10,125
CVB Financial Corp. (Banks)	704		15,875
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	123		3,387
CVRx, Inc.* (Health Care Equipment & Supplies)	63		324
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	500		2,215
Cytokinetics, Inc.* (Biotechnology)	544		46,342
CytomX Therapeutics, Inc.* (Biotechnology)	731		2,741
Daily Journal Corp.* (Software)	6		3,607
Dakota Gold Corp.* (Metals & Mining)	480		2,045
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	164		3,208
Damora Therapeutics, Inc.* (Biotechnology)	219		5,696
Dana, Inc. (Automobile Components)	456		12,408
Dauch Corporation* (Automobile Components)	975		5,285
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	112		1,277
Dave, Inc.* (Software)	42		15,649
Definium Therapeutics, Inc.* (Pharmaceuticals)	535		25,167
Del Monte Corporation (Food Products)	137		3,824

See accompanying notes to financial statements.

142  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Delcath Systems, Inc.* (Medical Equipment & Devices)	118		$1,486
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	251		12,753
Deluxe Corp. (Commercial Services & Supplies)	184		4,394
Denali Therapeutics, Inc.* (Biotechnology)	604		15,535
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	841		8,923
Designer Brands, Inc.—Class A (Specialty Retail)	143		834
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	606		10,017
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	151		1,063
DiamondRock Hospitality Co. (Hotel & Resort REITs)	851		10,365
Dianthus Therapeutics, Inc.* (Biotechnology)	194		18,911
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	94		7,992
Digi International, Inc.* (Communications Equipment)	155		11,617
Digimarc Parent, Inc.* (Software)	55		452
Digital Turbine, Inc.* (Software)	464		5,986
DigitalBridge Group, Inc. (Real Estate Management & Development)	736		11,614
Dime Commercial Bancshares, Inc. (Banks)	169		6,870
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	52		1,867
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	189		20,684
Disc Medicine, Inc.* (Biotechnology)	116		8,484
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	39		1,067
Diverisifed Energy Co. (Oil & Gas Producers)	292		4,047
Diversified Healthcare Trust (Health Care REITs)	917		8,528
Dlocal Ltd./Uruguay (Financial Services)	374		4,860
DNOW, Inc.* (Trading Companies & Distributors)	772		10,013
Dole PLC (Food Products)	323		4,432
Domo, Inc.*—Class B (Software)	156		488
Donegal Group, Inc.—Class A (Insurance)	71		1,339
Donnelley Financial Solutions, Inc.* (Capital Markets)	102		4,279
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	155		5,391
Dorman Products, Inc.* (Automobile Components)	111		15,145
DoubleVerify Holdings, Inc.* (Software)	580		6,287
Douglas Dynamics, Inc. (Machinery)	96		5,179
Douglas Elliman, Inc.* (Real Estate Services)	301		533
Douglas Emmett, Inc. (Office REITs)	681		8,036
Dream Finders Homes, Inc.*—Class A (Household Durables)	117		2,019
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	250		3,485
Ducommun, Inc.* (Aerospace & Defense)	58		10,742
Duos Technologies Group, Inc.* (Software)	109		1,308
D-Wave Quantum, Inc.* (Software)	1,518		36,417
DXC Technology Co.* (IT Services)	708		6,266
DXP Enterprises, Inc.* (Trading Companies & Distributors)	54		9,112

Common Stocks, continued

	Shares	Value
Dyne Therapeutics, Inc.* (Biotechnology)	561		$12,460
Dynex Capital, Inc. (Mortgage REITs)	902		11,824
Eagle Bancorp Montana, Inc. (Banking)	31		742
Eagle Bancorp, Inc. (Banks)	118		3,350
Eagle Financial Services, Inc. (Banking)	20		829
Easterly Government Properties, Inc. (Office REITs)	183		4,562
Eastern Bankshares, Inc. (Banks)	906		20,149
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	265		2,451
ECB BanCorp., Inc.* (Banking)	31		622
Ecovyst, Inc.* (Chemicals)	454		5,652
Edgewell Personal Care Co. (Personal Care Products)	194		5,211
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	294		11,945
Editas Medicine, Inc.* (Biotechnology)	411		1,332
eGain Corp.* (Software)	69		435
Eikon Therapeutics, Inc.* (Biotechnology)	89		1,161
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	118		2,001
Electromed, Inc.* (Medical Equipment & Devices)	27		1,142
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	316		1,245
Elemental Royalty Corporation (Metals & Mining)	147		2,567
Elicio Therapeutics, Inc.*(a) (Biotechnology)	53		207
Eliem Therapeutics, Inc.* (Biotechnology)	145		1,891
Ellington Financial, Inc. (Mortgage REITs)	512		6,968
Elmet Group Company (The)* (Machinery)	41		809
Embecta Corp. (Health Care Equipment & Supplies)	246		802
Emerald Holding, Inc. (Media)	52		262
Emergent BioSolutions, Inc.* (Biotechnology)	214		1,793
Empire State Realty Trust, Inc. (Equity REIT— Diversified)	591		3,197
Employers Holdings, Inc. (Insurance)	77		3,887
Enact Holdings, Inc. (Financial Services)	114		5,211
Enanta Pharmaceuticals, Inc.* (Biotechnology)	117		1,706
Encore Capital Group, Inc.* (Consumer Finance)	87		8,116
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	801		1,049
Energizer Holdings, Inc. (Household Products)	256		5,489
Energous Corporation* (Electrical Equipment)	22		529
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,034		14,993
Energy Recovery, Inc.* (Machinery)	215		1,939
Energy Services of America Corp. (Engineering & Construction)	58		1,122
Energy Vault Holdings, Inc.* (Electrical Equipment)	570		2,685
Enerpac Tool Group Corp. (Machinery)	214		7,674
EnerSys (Electrical Equipment)	153		35,773
Enliven Therapeutics, Inc.* (Pharmaceuticals)	176		8,932
Ennis, Inc. (Commercial Services & Supplies)	103		2,189
Enova International, Inc.* (Consumer Finance)	100		24,073
Enovis Corp.* (Health Care Equipment & Supplies)	239		4,947
Enovix Corp.* (Electrical Equipment)	816		4,953
Enpro, Inc. (Machinery)	89		33,547

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  143

Common Stocks, continued

	Shares		Value
Enterprise Financial Services Corp. (Banks)		152		$10,014
Entrada Therapeutics, Inc.* (Biotechnology)		121		891
Entravision Communications Corp.—Class A (Media)		263		3,430
Envela Corp.* (Renewable Energy)		29		838
Enviri Corporation* (Commercial Services & Supplies)		108		2,371
Eos Energy Enterprises, Inc.*(a) (Renewable Energy)		1,416		8,325
ePlus, Inc. (Electronic Equipment, Instruments & Components)		109		9,072
Epsilon Energy Ltd. (Oil & Gas Producers)		84		454
Equity Bancshares, Inc.—Class A (Banks)		72		3,527
Erasca, Inc.* (Biotechnology)		822		15,059
Ermenegildo Zegna NV (Apparel & Textile Products)		188		2,448
Escalade, Inc. (Leisure Products)		35		657
ESCO Technologies, Inc. (Machinery)		109		38,155
Esperion Therapeutics, Inc.* (Pharmaceuticals)		1,040		3,286
Espey Manufacuring & Electronics Corp. (Electrical Equipment)		10		674
Esquire Financial Holdings, Inc. (Banks)		30		3,573
Essent Group, Ltd. (Financial Services)		375		24,106
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)		907		27,074
Establishment Labs Holdings, Inc.* (Health Care Equipment & Supplies)		111		9,525
Ethan Allen Interiors, Inc. (Household Durables)		98		2,189
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)		110		3,982
Eve Holding, Inc.* (Aerospace & Defense)		409		1,027
EverCommerce, Inc.* (Software)		59		594
Everforth, Inc.* (IT Services)		167		2,984
EverQuote, Inc.*—Class A (Interactive Media & Services)		116		2,760
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)		80		1,934
EVERTEC, Inc. (Financial Services)		257		7,139
EVgo, Inc.* (Specialty Retail)		561		1,072
EVI Industries, Inc. (Trading Companies & Distributors)		22		325
Evolent Health, Inc.*—Class A (Health Care Technology)		471		2,553
Evolus, Inc.* (Pharmaceuticals)		244		1,693
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		132		486
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)		675		3,915
Evommune, Inc.* (Biotech & Pharma)		52		691
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)		99		3,761
eXp World Holdings, Inc. (Real Estate Management & Development)		389		2,104
Exponent, Inc. (Professional Services)		203		11,928
Expro Group Holdings N.V.* (Energy Equipment & Services)		342		5,051
Extreme Networks, Inc.* (Communications Equipment)		534		17,286
Exzeo Group, Inc.* (Insurance)		34		574
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)		318		4,547
F&G Annuities & Life, Inc. (Insurance)		146		3,882

Common Stocks, continued

	Shares	Value
Falcon’s Beyond Global, Inc.* (Professional Services)	115		$2,061
Farmers & Merchants Bancorp, Inc. (Banks)	56		1,712
Farmers National Banc Corp. (Banks)	244		3,562
Farmland Partners, Inc. (Specialized REITs)	169		1,636
Fastly, Inc.*—Class A (IT Services)	630		11,566
FB BanCorp, Inc.* (Banking)	66		994
FB Financial Corp. (Banks)	183		10,129
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	39		7,772
Federal Signal Corp. (Machinery)	251		32,251
Fennec Pharmaceuticals, Inc.* (Biotechnology)	119		1,279
Ferroglobe PLC (Metals & Mining)	497		1,580
Fidelis Insurance Holdings, Ltd. (Insurance)	181		4,407
Fidelity D&D Bancorp, Inc. (Banks)	20		1,028
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	391		4,000
Finance Of America Companies, Inc.* (Specialty Finance)	16		440
Financial Institutions, Inc. (Banks)	81		3,157
Finwise Bancorp* (Banking)	40		580
Firefly Aerospace, Inc.* (Aerospace & Defense)	328		9,643
First Advantage Corp.* (Professional Services)	330		5,957
First Bancorp (Banks)	168		10,740
First Bancorp (Banks)	643		16,763
First Bank (Banks)	91		1,613
First Busey Corp. (Banks)	337		9,942
First Business Financial Services, Inc. (Banks)	33		2,085
First Capital, Inc. (Banking)	14		905
First Commonwealth Financial Corp. (Banks)	423		8,600
First Community Bancshares, Inc. (Banks)	68		3,021
First Community Corp (Banking)	36		1,176
First Financial Bancorp (Banks)	438		14,818
First Financial Bankshares, Inc. (Banks)	551		19,065
First Financial Corp. (Banks)	48		3,717
First Guaranty Bancshares, Inc. (Banks)	25		252
First Internet Bancorp (Banks)	32		890
First Interstate BancSystem, Inc.(a)—Class A (Banks)	377		14,537
First Merchants Corp. (Banks)	262		11,447
First Mid Bancshares, Inc. (Banks)	101		4,857
First National Corp. (Banking)	33		991
First Northern Community Bancorp* (Banks)	62		1,112
First Tracks Biotherapeutics, Inc.* (Biotechnology)	96		1,932
First United Corp. (Banking)	25		1,103
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	255		3,287
First Western Financial, Inc.* (Banks)	36		1,156
FirstCash Holdings, Inc. (Consumer Finance)	169		36,559
Firstsun Capital Bancorp* (Banking)	102		3,955
Five Star Bancorp (Banks)	65		3,165
Five9, Inc.* (Software)	315		6,716
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	130		3,648
Flexsteel Industries, Inc. (Household Durables)	14		1,043
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)	60		1,411
Flowco Holdings, Inc.—Class A (Oil & Gas Services & Equipment)	148		3,158
Flowers Foods, Inc. (Food Products)	785		6,202
Fluence Energy, Inc.* (Electrical Equipment)	360		7,157
Fluor Corp.* (Construction & Engineering)	591		30,962

See accompanying notes to financial statements.

144  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
flyExclusive, Inc.* (Passenger Airlines)		58		$116
Flywire Corp.* (Financial Services)		494		8,680
FMC Corp. (Chemicals)		523		6,015
Foghorn Therapeutics, Inc.* (Biotechnology)		150		732
Forafric Global PLC* (Food Products)		23		232
Forestar Group, Inc.* (Real Estate Management & Development)		81		2,564
Forte Biosciences, Inc.* (Biotechnology)		80		1,700
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)		397		6,908
Forum Energy Technologies, Inc.* (Energy Equipment & Services)		44		2,210
Forward Air Corp.* (Air Freight & Logistics)		95		1,283
Forward Industries, Inc.* (Electronic Equipment, Instruments & Components)		255		1,076
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)		224		927
Four Corners Property Trust, Inc. (Specialized REITs)		458		11,244
Fox Factory Holding Corp.* (Automobile Components)		176		2,982
Franklin BSP Realty Trust, Inc. (Mortgage REITs)		319		2,597
Franklin Covey Co.* (Professional Services)		39		957
Franklin Electric Co., Inc. (Machinery)		157		16,829
Franklin Financial Services Corp. (Banking)		18		1,127
FreightCar America, Inc.* (Machinery)		61		594
Frequency Electronics Inc* (Technology Hardware)		28		1,858
Freshworks, Inc.*—Class A (Software)		882		8,926
Friedman Industries, Inc. (Steel)		28		901
Frontdoor, Inc.* (Diversified Consumer Services)		294		22,810
Frontier Group Holdings, Inc.* (Passenger Airlines)		245		1,938
FrontView REIT, Inc. (Retail REITs)		89		1,800
FRP Holdings, Inc.* (Real Estate Management & Development)		48		1,200
FS Bancorp, Inc. (Banks)		27		1,172
FTAI Infrastructure, Inc. (Ground Transportation)		453		2,102
fuboTV, Inc.* (Internet Media & Services)		119		1,095
FuelCell Energy, Inc.* (Electrical Equipment)		223		8,030
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)		244		893
Fulgent Genetics, Inc.* (Health Care Providers & Services)		80		1,642
Fulton Financial Corp. (Banks)		805		19,473
Funko, Inc.*—Class A (Leisure Products)		175		1,029
FutureFuel Corp. (Oil, Gas & Consumable Fuels)		107		484
FVCBankcorp, Inc. (Banks)		63		1,103
Galectin Therapeutics, Inc.* (Biotechnology)		197		914
Gannett Co., Inc.* (Media)		564		4,822
Garret Motion, Inc. (Automotive)		718		26,013
GATX Corp. (Trading Companies & Distributors)		148		26,223
GBank Financial Holdings, Inc.* (Specialty Finance)		39		1,182
GCM Grosvenor, Inc.—Class A (Capital Markets)		243		2,989
GD Culture Group Ltd.* (Machinery)		—	(b)	—	(c)
Gemini Space Station, Inc.*(a) (Capital Markets)		168		716

Common Stocks, continued

	Shares	Value
Genco Shipping & Trading, Ltd. (Marine Transportation)	134		$3,320
Gencor Industries, Inc.* (Machinery)	43		642
GeneDx Holdings Corp.* (Health Care Providers & Services)	82		5,629
Generate Biomedicines, Inc.* (Biotechnology)	100		1,687
Genesco, Inc.* (Specialty Retail)	40		1,351
Genie Energy, Ltd.—Class B (Electric Utilities)	87		1,257
Genius Sports Ltd.* (Leisure Facilities & Services)	979		5,933
Gentherm, Inc.* (Automobile Components)	127		4,332
Genworth Financial, Inc.*—Class A (Insurance)	1,586		15,019
German American Bancorp, Inc. (Banks)	154		7,309
Geron Corp.* (Biotechnology)	2,299		2,943
Getty Realty Corp. (Retail REITs)	239		7,973
Gevo, Inc.* (Renewable Energy)	982		1,473
Gibraltar Industries, Inc.* (Building Products)	124		5,592
GigaCloud Technology, Inc.*—Class A (Distributors)	105		3,318
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury Goods)	151		5,090
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	196		1,942
Glacier Bancorp, Inc. (Banks)	546		28,162
Gladstone Commercial Corp. (Equity REIT— Diversified)	202		2,485
Gladstone Land Corp. (Specialized REITs)	167		1,425
Glaukos Corp.* (Health Care Equipment & Supplies)	237		33,122
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	520		4,883
Global Industrial Co. (Trading Companies & Distributors)	61		2,041
Global Medical REIT, Inc. (Health Care REITs)	52		1,951
Global Net Lease, Inc. (Equity REIT— Diversified)	795		7,107
Global Water Resources, Inc. (Water Utilities)	58		420
Globant S.A.* (IT Services)	177		5,122
Gogo, Inc.* (Wireless Telecommunication Services)	330		1,023
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	404		20,136
Gold Resource Corp.* (Metals & Mining)	678		854
Gold.com, Inc. (Distributors)	82		3,412
Goosehead Insurance, Inc.*—Class A (Insurance)	96		4,656
GoPro, Inc.*—Class A (Household Durables)	553		430
GPGI, Inc.—Class A (Technology Hardware, Storage & Peripherals)	744		11,791
GrafTech International Ltd.* (Electrical Equipment)	70		414
Graham Corp.* (Machinery)	44		5,447
Graham Holdings Co.—Class B (Diversified Consumer Services)	13		14,838
GRAIL, Inc.* (Biotechnology)	170		11,606
Granite Construction, Inc. (Construction & Engineering)	184		29,087
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	232		1,023
Gray Television, Inc. (Media)	365		1,449
Great Southern Bancorp, Inc. (Banks)	33		2,588
Green Brick Partners, Inc.* (Household Durables)	127		10,165

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  145

Common Stocks, continued

	Shares	Value
Green Dot Corp.*—Class A (Consumer Finance)	226		$3,053
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	285		4,383
Greene County Bancorp, Inc. (Banks)	29		974
Greenlight Capital Re, Ltd.*—Class A (Insurance)	108		1,747
Greenwich Lifesciences, Inc.*(a) (Biotechnology)	28		657
Greif, Inc.—Class A (Containers & Packaging)	101		7,524
Greif, Inc.—Class B (Containers & Packaging)	20		1,871
Grid Dynamics Holdings, Inc.* (IT Services)	273		1,551
Griffon Corp. (Building Products)	160		15,605
Grindr, Inc.* (Interactive Media & Services)	108		1,552
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	389		3,882
Group 1 Automotive, Inc. (Specialty Retail)	48		13,976
Groupon, Inc.* (Broadline Retail)	98		2,358
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	130		1,005
Guardian Pharmacy Services, Inc.*—Class A (Consumer Staples Distribution & Retail)	74		3,098
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	65		11,031
Gyre Therapeutics, Inc.* (Biotechnology)	75		494
H.B. Fuller Co. (Chemicals)	229		13,348
H2O America (Water Utilities)	146		8,872
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	530		20,697
Haemonetics Corp.* (Health Care Equipment & Supplies)	194		14,550
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	145		2,522
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	30		691
Hamilton Insurance Group, Ltd.—Class B (Insurance)	191		6,483
Hancock Whitney Corp. (Banks)	341		25,479
Hanmi Financial Corp. (Banks)	123		3,985
Hanover Bancorp, Inc. (Banking)	18		420
Harley-Davidson, Inc. (Automobiles)	433		10,591
Harmonic, Inc.* (Communications Equipment)	456		7,446
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	186		6,772
Harrow, Inc.* (Pharmaceuticals)	133		5,649
Haverty Furniture Cos., Inc. (Specialty Retail)	57		1,455
Hawaiian Electric Industries, Inc.* (Electric Utilities)	683		9,241
Hawkins, Inc. (Chemicals)	81		11,510
Hawthorn Bancshares, Inc. (Banking)	24		943
HBT Financial, Inc. (Banks)	67		2,143
HCI Group, Inc. (Insurance)	46		8,062
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	286		7,024
HealthEquity, Inc.* (Health Care Providers & Services)	349		31,522
HealthStream, Inc. (Health Care Technology)	98		2,671
HeartFlow, Inc.* (Health Care Technology)	330		9,682
Heartland Express, Inc. (Ground Transportation)	160		2,435
Helen of Troy, Ltd.* (Household Durables)	96		2,791
Helios Technologies, Inc. (Machinery)	137		12,227

Common Stocks, continued

	Shares	Value
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	579		$5,060
Helmerich & Payne, Inc. (Energy Equipment & Services)	405		13,260
Herbalife, Ltd.* (Personal Care Products)	422		5,549
Herc Holdings, Inc. (Trading Companies & Distributors)	138		19,780
Heritage Financial Corp. (Banks)	171		5,065
Heritage Insurance Holdings, Inc.* (Insurance)	102		2,660
Heron Therapeutics, Inc.* (Biotechnology)	656		280
Hertz Global Holdings, Inc.* (Ground Transportation)	528		1,196
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	94		657
Highwoods Properties, Inc. (Office REITs)	459		13,843
Hillman Solutions Corp.* (Machinery)	820		6,921
Hilltop Holdings, Inc. (Banks)	166		6,437
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	233		12,202
Himalaya Shipping, Ltd. (Marine Transportation)	122		1,630
Hims & Hers Health, Inc.* (Health Care Providers & Services)	888		30,787
Hinge Health, Inc.* (Health Care Providers & Services)	172		14,276
Hingham Institution for Savings (Banks)	7		2,150
Hippo Holdings, Inc.* (Insurance)	78		2,204
HireQuest, Inc. (Professional Services)	23		289
HMH Holding, Inc.* (Energy Equipment & Services)	42		787
HNI Corp. (Commercial Services & Supplies)	297		12,002
Holley, Inc.* (Automobile Components)	321		819
Hologic, Inc.* (Biotechnology)	126		1,823
Home Bancorp, Inc. (Banks)	29		1,987
Home BancShares, Inc. (Banks)	777		22,183
HomeTrust Bancshares, Inc. (Banks)	64		3,193
Hope Bancorp, Inc. (Banks)	514		7,032
Horace Mann Educators Corp. (Insurance)	167		8,626
Horizon Bancorp, Inc. (Banks)	211		4,216
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	20		2,848
Hub Group, Inc.—Class A (Air Freight & Logistics)	248		10,860
Hudson Pacific Properties, Inc.* (Office REITs)	220		3,342
Hudson Technologies, Inc.* (Trading Companies & Distributors)	153		878
Huntsman Corporation (Chemicals)	691		7,338
Huron Consulting Group, Inc.* (Professional Services)	68		6,131
Hut 8 Corp.* (Software)	425		49,065
Hycroft Mining Holding Corporation* (Metals & Mining)	224		5,242
Hyliion Holdings Corp.* (Machinery)	525		2,735
Hyperfine, Inc.* (Health Care Equipment & Supplies)	322		435
Hyperliquid Strategies, Inc.* (Biotechnology)	516		4,061
Hyster-Yale, Inc.—Class A (Machinery)	46		1,613
I3 Verticals, Inc.*—Class A (Financial Services)	91		1,944
IBEX Holdings, Ltd.* (Professional Services)	41		1,245
Ibotta, Inc.*—Class A (Media)	41		1,401
ICF International, Inc. (Professional Services)	75		5,465

See accompanying notes to financial statements.

146  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	144		$16,168
ICU Medical, Inc.* (Health Care Equipment & Supplies)	102		14,953
Idaho Strategic Resources, Inc.* (Metals & Mining)	63		2,063
Ideaya Biosciences, Inc.* (Biotechnology)	345		12,858
IDT Corp.—Class B (Diversified Telecommunication Services)	68		3,955
iHeartMedia, Inc.*—Class A (Media)	507		2,175
IMAX Corp.* (Entertainment)	189		7,534
Immersion Corp. (Technology Hardware, Storage & Peripherals)	115		779
Immix Biopharma, Inc.* (Biotechnology)	169		1,742
Immuneering Corp.* (Biotechnology)	220		1,098
ImmunityBio, Inc.*(a) (Biotechnology)	1,588		13,903
Immunome, Inc.* (Biotechnology)	433		9,175
Immunovant, Inc.* (Biotechnology)	351		13,524
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	120		17,188
Independence Realty Trust, Inc. (Residential REITs)	987		16,474
Independent Bank Corp. (Banks)	202		16,911
Independent Bank Corp. (Banks)	82		2,958
indie Semiconductor, Inc.*(a)—Class A (Semiconductors & Semiconductor Equipment)	881		3,956
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	493		20,228
Industrial Logistics Properties Trust (Industrial REITs)	233		2,067
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	69		876
Infleqtion, Inc.* (Technology Hardware, Storage & Peripherals)	484		6,447
Information Services Group, Inc. (IT Services)	144		592
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	79		762
Ingevity Corp.* (Chemicals)	147		10,976
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	61		5,403
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	499		1,013
Inhibrx Biosciences, Inc.* (Biotechnology)	39		3,695
Innodata, Inc.* (Professional Services)	131		9,901
Innospec, Inc. (Chemicals)	104		8,465
Innovage Holding Corp.* (Health Care Providers & Services)	90		1,067
INNOVATE Corporation* (Construction & Engineering)	23		429
Innovative Aerosystems, Inc.* (Aerospace & Defense)	61		1,098
Innovative Industrial Properties, Inc. (Industrial REITs)	118		7,314
Innovex International, Inc.* (Energy Equipment & Services)	188		4,662
Innoviva, Inc.* (Pharmaceuticals)	311		7,063
Innventure, Inc.* (Capital Markets)	230		1,166
Inogen, Inc.* (Health Care Equipment & Supplies)	102		658
Inseego Corp.* (Technology Hardware)	49		506

Common Stocks, continued

	Shares	Value
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	118		$14,372
Insperity, Inc. (Professional Services)	152		6,279
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	119		5,309
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	104		858
Installed Building Products, Inc. (Household Durables)	98		22,524
Insteel Industries, Inc. (Building Products)	78		2,356
Intapp, Inc.* (Software)	231		5,824
Integer Holdings Corp.* (Health Care Equipment & Supplies)	141		13,176
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	281		5,047
Intellia Therapeutics, Inc.* (Biotechnology)	555		9,391
Intellicheck, Inc.* (Software)	76		312
InterDigital, Inc. (Software)	107		30,295
Interface, Inc. (Commercial Services & Supplies)	240		8,602
International Bancshares Corp. (Banks)	228		17,317
International Game Technology PLC (Hotels, Restaurants & Leisure)	404		4,331
International Money Express, Inc.* (Financial Services)	115		1,662
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	173		13,250
Interparfums, Inc. 144A (Personal Care Products)	76		8,500
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	48		872
Intrepid Potash, Inc.* (Chemicals)	46		1,508
Intuitive Machines, Inc.* (Aerospace & Defense)	526		11,251
InvenTrust Properties Corp. (Retail REITs)	326		11,540
Invesco Mortgage Capital, Inc. (Mortgage REITs)	375		2,963
Investar Holding Corp. (Banks)	53		1,588
Investors Title Co. (Insurance)	6		1,642
Invivyd, Inc.* (Biotechnology)	865		755
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,635		6,802
iRadimed Corp. (Health Care Equipment & Supplies)	35		3,345
IRhythm Holdings, Inc.* (Health Care Equipment & Supplies)	136		16,177
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	673		2,833
Isabella Bank Corporation (Banks)	29		1,146
Itron, Inc.* (Electronic Equipment, Instruments & Components)	183		15,835
Ivanhoe Electric, Inc.* (Metals & Mining)	499		4,795
J & J Snack Foods Corp. (Food Products)	63		4,627
J Jill, Inc. (Specialty Retail)	28		444
Jack in the Box, Inc.* (Hotels, Restaurants & Leisure)	74		1,170
Jackson Financial, Inc.—Class A (Financial Services)	272		27,851
Jade Biosciences, Inc.* (Biotechnology)	134		2,977
JAKKS Pacific, Inc. (Leisure Products)	38		885
James River Group Holdings, Inc. (Insurance)	154		678
Janus International Group, Inc.* (Building Products)	549		3,047

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  147

Common Stocks, continued

	Shares	Value
Janux Therapeutics, Inc.* (Biotechnology)	178		$2,734
JBG SMITH Properties (Office REITs)	248		3,638
Jefferson Capital, Inc. (Consumer Finance)	93		1,811
JetBlue Airways Corp.* (Passenger Airlines)	1,402		8,033
JFrog Ltd.* (Software)	449		40,805
Joby Aviation, Inc.* (Passenger Airlines)	2,786		24,852
John B. Sanfilippo & Son, Inc. (Food Products)	34		2,924
John Bean Technologies Corp. (Machinery)	218		31,610
John Marshall Bancorp, Inc. (Banks)	52		1,134
John Wiley & Sons, Inc.—Class A (Media)	162		7,859
Johnson Outdoors, Inc.—Class A (Leisure Products)	27		1,243
Kadant, Inc. (Machinery)	49		15,397
Kailera Therapeutics, Inc.* (Biotechnology)	190		4,186
Kaiser Aluminum Corp. (Metals & Mining)	68		13,303
Kaltura, Inc.* (Software)	376		489
Karat Packaging, Inc. (Trading Companies & Distributors)	36		1,205
Karyopharm Therapeutics, Inc.* (Biotechnology)	82		801
KB Home (Household Durables)	252		15,773
Kearney Financial Corp. (Banks)	242		2,289
Keel Infrastructure Corporation* (Software)	2,426		13,925
Kelly Services, Inc.—Class A (Professional Services)	123		1,510
Kemper Corp. (Insurance)	245		6,605
Kennametal, Inc. (Machinery)	319		11,181
Keros Therapeutics, Inc.* (Biotechnology)	76		813
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	110		2,798
Kforce, Inc. (Professional Services)	70		3,284
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	99		2,534
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	127		540
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	212		10,248
Kingstone Companies, Inc. (Insurance)	48		913
Kingsway Financial Services, Inc.* (Insurance)	89		927
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	174		11,127
Kite Realty Group Trust (Retail REITs)	850		24,123
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	222		1,518
Knife River Corp.* (Construction Materials)	239		19,992
Knowles Corp.* (Electronic Equipment, Instruments & Components)	353		14,642
Kodiak Gas Services, Inc. (Energy Equipment & Services)	415		31,179
Kodiak Sciences, Inc.* (Biotechnology)	162		6,312
Kohl’s Corp. (Broadline Retail)	454		8,045
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	121		603
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	228		19,003
Kopin Corp.* (Technology Hardware)	721		3,230
Koppers Holdings, Inc. (Chemicals)	75		3,368
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	24		222
Korn Ferry (Professional Services)	217		14,449
Korro Bio, Inc.* (Biotechnology)	46		606

Common Stocks, continued

	Shares	Value
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	185		$777
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	2,445		5,159
Krispy Kreme, Inc.* (Hotels, Restaurants & Leisure)	331		1,168
Kronos Worldwide, Inc. (Chemicals)	91		576
Krystal Biotech, Inc.* (Biotechnology)	107		39,768
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	213		28,491
Kura Oncology, Inc.* (Biotechnology)	350		3,840
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	28		1,612
KVH Industries, Inc.* (Communications Equipment)	51		505
Kymera Therapeutics, Inc.* (Biotechnology)	257		29,470
Kyverna Therapeutics, Inc.* (Biotechnology)	172		1,533
L.B. Foster Co.*—Class A (Machinery)	41		1,852
Ladder Capital Corp. (Mortgage REITs)	471		4,686
Lakeland Financial Corp. (Banks)	102		6,295
Lancaster Colony Corp. (Food Products)	82		9,360
Landmark BanCorp, Inc. (Banking)	22		676
Lands’ End, Inc.* (Specialty Retail)	41		430
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	268		29,732
Lantronix Inc* (Communications Equipment)	146		858
LanzaTech Global, Inc.* (Commercial Services & Supplies)	6		41
Larimar Therapeutics, Inc.* (Biotechnology)	274		836
Latham Group, Inc.* (Leisure Products)	213		1,378
Laureate Education, Inc.* (Diversified Consumer Services)	503		18,269
La-Z-Boy, Inc. (Household Durables)	167		6,700
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	92		2,986
LCI Industries (Automobile Components)	99		10,482
LCNB Corp. (Banks)	57		1,003
Lee Enterprises, Inc.* (Media)	27		242
Legacy Housing Corp.* (Household Durables)	37		972
Legalzoom.com, Inc.* (Commercial Support Services)	495		3,035
Legence Corporation* (Construction & Engineering)	242		20,626
Leggett & Platt, Inc. (Household Durables)	562		6,581
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	90		8,636
Lemonade, Inc.* (Insurance)	296		19,254
LendingClub Corp.* (Consumer Finance)	471		9,769
LendingTree, Inc.* (Consumer Finance)	47		2,082
LENZ Therapeutics, Inc.* (Biotechnology)	84		477
Lexeo Therapeutics, Inc.* (Biotechnology)	291		1,355
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,023		2,455
LGI Homes, Inc.* (Household Durables)	86		5,476
Liberty Capital Corporation*—Class A (Diversified Telecommunication Services)	14		307
Liberty Capital Corporation*—Class C (Diversified Telecommunication Services)	138		2,975
Liberty Energy, Inc. (Energy Equipment & Services)	664		17,390
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	126		988

See accompanying notes to financial statements.

148  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	535		$4,168
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	602		24,586
Life360, Inc.* (Software)	78		4,318
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	116		609
LifeMD, Inc.* (Health Care Technology)	165		681
LifeStance Health Group, Inc.* (Health Care Providers & Services)	787		8,429
Lifetime Brands, Inc. (Household Durables)	50		427
Lifeway Foods, Inc.* (Food Products)	23		686
Lifezone Metals, Ltd.* (Metals & Mining)	160		621
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	83		26,236
Lightbridge Corp.* (Electrical Equipment)	141		1,239
LightPath Technologies, Inc.*—CLASS A (Electronic Equipment, Instruments & Components)	227		3,711
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	661		6,253
Limbach Holdings, Inc.* (Construction & Engineering)	46		3,542
Limoneira Co. (Food Products)	69		906
Lincoln Educational Services Corp.* (Diversified Consumer Services)	124		6,188
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	206		5,817
Lindsay Corp. (Machinery)	43		5,323
Lineage Cell Therapeutics, Inc.* (Biotechnology)	757		992
Lionsgate Studios Corp.* (Entertainment)	817		12,508
Liquidia Corp.* (Pharmaceuticals)	290		23,122
Liquidity Services, Inc.* (Commercial Services & Supplies)	98		3,834
LivaNova PLC* (Health Care Equipment & Supplies)	231		18,995
Live Oak Bancshares, Inc. (Banks)	150		6,126
LiveRamp Holdings, Inc.* (Software)	257		9,673
Livewire Group, Inc.* (Automobiles)	51		57
loanDepot, Inc.* (Specialty Finance)	469		586
LSB Industries, Inc.* (Chemicals)	247		2,670
LSI Industries, Inc. (Electrical Equipment)	138		3,668
LTC Properties, Inc. (Health Care REITs)	204		7,844
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	611		654
Lucid Group, Inc.* (Automobiles)	525		3,512
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,998		30,704
Lumexa Imaging Holdings, Inc.* (Health Care Facilities & Services)	78		880
Luxfer Holdings PLC (Machinery)	111		2,002
LXP Industrial Trust (Industrial REITs)	242		13,039
Lyell Immunopharma, Inc.* (Biotechnology)	39		548
M/I Homes, Inc.* (Household Durables)	106		17,044
MacroGenics, Inc.* (Biotechnology)	258		1,192
Madison Square Garden Entertainment Corp.* (Entertainment)	164		13,266
Magnera Corp.* (Forestry, Paper & Wood Products)	139		1,633
Magnite, Inc.* (Media)	593		11,255

Common Stocks, continued

	Shares	Value
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	765		$19,569
MainStreet Bancshares, Inc. (Banking)	26		642
Malibu Boats, Inc.*—Class A (Leisure Products)	82		2,249
Mama’s Creations, Inc.* 144A (Food Products)	155		2,767
Mannkind Corp.* (Biotechnology)	1,265		5,389
ManpowerGroup, Inc. (Professional Services)	193		6,518
MapLight Therapeutics, Inc.* (Biotechnology)	43		1,541
MARA Holdings, Inc.* (Software)	1,594		22,141
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	464		2,895
Marcus & Millichap, Inc. (Real Estate Management & Development)	95		2,961
Marex Group PLC (Institutional Financial Services)	256		15,603
MarineMax, Inc.* (Specialty Retail)	82		3,003
MarketWise, Inc. (Capital Markets)	9		161
Marqeta, Inc.*—Class A (Financial Services)	1,441		5,850
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	116		11,818
Marten Transport, Ltd. (Ground Transportation)	244		4,233
Masterbrand, Inc.* (Building Products)	836		8,602
MasterCraft Boat Holdings, Inc.* (Leisure Products)	76		1,962
Materion Corp. (Metals & Mining)	86		25,576
Mativ Holdings, Inc. (Chemicals)	226		1,711
Matrix Service Co.* (Construction & Engineering)	112		1,534
Matson, Inc. (Marine Transportation)	125		24,028
Matthews International Corp.—Class A (Commercial Services & Supplies)	124		3,338
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	26		462
Maximus, Inc. (Professional Services)	226		12,150
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	356		45,578
Mayville Engineering Co., Inc.* (Machinery)	60		2,248
Maze Therapeutics, Inc.* (Biotechnology)	145		4,327
MBIA, Inc.* (Insurance)	191		1,245
MBX Biosciences, Inc.* (Pharmaceuticals)	128		7,066
McEwen Mining, Inc.* (Metals & Mining)	215		3,898
McGrath RentCorp (Trading Companies & Distributors)	102		12,345
McGraw Hill, Inc.* (Diversified Consumer Services)	102		966
Mechanics Bancorp (Banks)	165		2,624
Medallion Financial Corp. (Consumer Finance)	69		704
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	127		1,596
MediWound, Ltd.* (Pharmaceuticals)	42		617
MeiraGTx Holdings PLC* (Biotechnology)	247		3,337
Mercantile Bank Corp. (Banks)	71		4,077
Merchants Bancorp (Financial Services)	104		5,200
Mercury General Corp. (Insurance)	112		11,941
Mercury Systems, Inc.* (Aerospace & Defense)	232		28,381
Meridian Corporation (Banking)	40		801
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	246		17,058
Meritage Homes Corp. (Household Durables)	274		22,975
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	22		2,190

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  149

Common Stocks, continued

	Shares		Value
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)		144		$2,732
Metrocity Bankshares, Inc. (Banks)		96		3,445
Metropolitan Bank Holding Corp. (Banks)		46		4,543
MFA Financial, Inc. (Mortgage REITs)		420		4,070
MGE Energy, Inc. (Electric Utilities)		155		12,639
MGP Ingredients, Inc. (Beverages)		61		1,069
Miami International Holdings, Inc.* (Capital Markets)		315		11,705
Microvast Holdings, Inc.* (Automotive)		869		1,017
Mid Penn Bancorp, Inc. (Banks)		89		3,101
Middlesex Water Co. (Water Utilities)		77		4,324
Midland States Bancorp, Inc. (Banks)		80		2,491
Miller Industries, Inc. (Machinery)		45		2,302
MillerKnoll, Inc. (Commercial Services & Supplies)		283		5,790
MiMedx Group, Inc.* (Biotechnology)		498		1,917
Minerals Technologies, Inc. (Chemicals)		129		9,542
Mineralys Therapeutics, Inc.* (Biotechnology)		236		6,367
Minerva Neurosciences, Inc.* (Biotechnology)		140		777
MiniMed Group, Inc.* (Health Care Equipment & Supplies)		118		1,764
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)		996		17,858
Mirum Pharmaceuticals, Inc.* (Biotechnology)		195		22,829
Mission Produce, Inc.* (Food Products)		236		2,782
Mistras Group, Inc.* (Professional Services)		73		1,275
Mitek Systems, Inc.* (Software)		186		3,744
MNTN, Inc.* (Media)		193		1,776
Modiv Industrial, Inc. (Retail REITs)		40		696
Moelis & Co.—Class A (Capital Markets)		310		20,280
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		50		6,581
Monopar Therapeutics, Inc.* (Biotech & Pharma)		19		1,759
Monro, Inc. (Specialty Retail)		103		1,762
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)		281		438
Monte Rosa Therapeutics, Inc.* (Biotechnology)		304		7,357
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)		141		2,850
Moog, Inc.—Class A (Aerospace & Defense)		118		50,013
Motorcar Parts of America, Inc.* (Automotive)		54		827
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		63		2,477
M-Tron Industries, Inc.* (Electrical Equipment)		17		1,686
Mueller Water Products, Inc.—Class A (Machinery)		646		16,686
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		570		18,559
MVB Financial Corp. (Banks)		49		1,421
Myers Industries, Inc. (Containers & Packaging)		156		5,508
MYR Group, Inc.* (Construction & Engineering)		64		32,026
Myriad Genetics, Inc.* (Biotechnology)		380		2,170
N-able, Inc.* (Software)		294		1,079
Nabors Industries, Ltd.* (Energy Equipment & Services)		59		4,957
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)		17		851
NANO Nuclear Energy, Inc.*(a) (Electrical Equipment)		179		3,784

Common Stocks, continued

	Shares	Value
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	143		$5,431
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	12		1,219
National Bank Holdings Corp.—Class A (Banks)	180		7,997
National Bankshares, Inc. (Banks)	26		945
National Beverage Corp.* (Beverages)	100		3,120
National CineMedia, Inc. (Media)	274		1,041
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	253		7,573
National Health Investors, Inc. (Health Care REITs)	200		15,252
National HealthCare Corp. (Health Care Providers & Services)	53		11,202
National Healthcare Properties, Inc. (Health Care REITs)	187		2,740
National Presto Industries, Inc. (Aerospace & Defense)	22		2,750
National Research Corp. (Health Care Providers & Services)	49		1,057
National Vision Holdings, Inc.* (Specialty Retail)	327		6,216
Natural Gas Services Group, Inc. (Energy Equipment & Services)	49		2,114
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	54		1,675
Nature’s Sunshine Products, Inc.* (Personal Care Products)	61		1,330
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	204		381
Navan, Inc.* (Hotels, Restaurants & Leisure)	429		9,811
Navient Corp. (Consumer Finance)	264		2,247
Navigator Holdings Ltd. (Transportation & Logistics)	152		2,832
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	755		13,530
NB Bancorp, Inc. (Banks)	167		3,529
NBT Bancorp, Inc. (Banks)	213		10,516
nCino, Inc.* (Software)	442		7,227
NCR Atleos Corp.* (Financial Services)	304		13,197
NCR Voyix Corp.* (Software)	580		4,739
Nektar Therapeutics* (Pharmaceuticals)	142		9,913
Nelnet, Inc.—Class A (Consumer Finance)	61		8,133
Neogen Corp.* (Health Care Equipment & Supplies)	911		8,190
NeoGenomics, Inc.* (Health Care Providers & Services)	541		7,893
Neptune Insurance Holdings, Inc.* (Insurance)	157		4,946
NerdWallet, Inc.*—Class A (Consumer Finance)	136		1,258
NET Lease Office Properties (Office REITs)	62		690
Net Power, Inc.* (Electrical Equipment)	174		291
NETGEAR, Inc.* (Communications Equipment)	109		2,545
NetScout Systems, Inc.* (Communications Equipment)	294		12,804
NETSTREIT Corp. (Retail REITs)	408		8,621
Neumora Therapeutics, Inc.* (Pharmaceuticals)	422		717
Neurogene, Inc.* (Biotechnology)	46		1,447
NeuroPace, Inc.* (Health Care Equipment & Supplies)	109		1,732

See accompanying notes to financial statements.

150  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
New Era Energy & Digital, Inc.* (Oil, Gas & Consumable Fuels)	330		$2,105
New Jersey Resources Corp. (Gas Utilities)	423		23,704
New York Community Bancorp, Inc. (Banks)	1,277		19,078
Newell Brands, Inc. (Household Durables)	1,768		10,856
Newmark Group, Inc.—Class A (Real Estate Management & Development)	651		9,837
Newsmax, Inc.* (Internet Media & Services)	198		1,639
NewtekOne, Inc. (Financial Services)	105		1,555
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	151		784
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	29		450
NexPoint Residential Trust, Inc. (Residential REITs)	94		2,624
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	693		5,225
Nextdoor Holdings, Inc.* (Interactive Media & Services)	964		2,188
NextNav, Inc.* (Software)	417		7,435
Nexxen International Ltd.* (Advertising & Marketing)	125		1,129
NI Holdings, Inc.* (Insurance)	28		440
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)	238		759
Nicolet Bankshares, Inc. (Banks)	82		13,562
NioCorp Developments Ltd.* (Metals & Mining)	589		2,839
Nkarta, Inc.* (Biotechnology)	184		521
NL Industries, Inc. (Commercial Services & Supplies)	35		208
nLight, Inc.* (Electronic Equipment, Instruments & Components)	230		16,013
NMI Holdings, Inc.*—Class A (Financial Services)	316		12,984
Noble Corp. PLC (Energy Equipment & Services)	529		19,732
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	847		4,692
Northeast Bank (Banks)	31		4,108
Northeast Community Bancorp, Inc. (Banks)	51		1,415
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	433		7,859
Northfield Bancorp, Inc. (Banks)	155		2,283
Northpointe Bancshares, Inc. (Banking)	85		1,629
Northrim Bancorp, Inc. (Banks)	91		2,524
Northwest Bancshares, Inc. (Banks)	612		9,278
Northwest Natural Holding Co. (Gas Utilities)	176		8,635
Northwest Pipe Co.* (Construction & Engineering)	39		5,848
NorthWestern Energy Group, Inc. (Multi-Utilities)	258		18,478
Norwood Financial Corp. (Banks)	42		1,350
NovaGold Resources, Inc.* (Metals & Mining)	1,433		8,555
Novanta, Inc.*† (Electronic Equipment, Instruments & Components)	149		24,175
Novavax, Inc.*(a) (Biotechnology)	627		5,906
Novocure, Ltd.* (Health Care Equipment & Supplies)	440		6,666
NPK International, Inc.* (Energy Equipment & Services)	340		5,409

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	200		$1,056
Nurix Therapeutics, Inc.* (Biotechnology)	394		9,558
NuScale Power Corp.* (Electrical Equipment)	1,338		13,420
Nutex Health, Inc.* (Software)	21		3,589
Nuvalent, Inc.*—Class A (Biotechnology)	221		27,294
Nuvation Bio, Inc.* (Pharmaceuticals)	1,036		5,884
Nuvectis Pharma, Inc.* (Biotech & Pharma)	70		1,287
NVE Corp. (Semiconductors & Semiconductor Equipment)	20		2,091
Oak Valley Bancorp (Banks)	30		1,012
Oceaneering International, Inc.* (Energy Equipment & Services)	414		16,775
OceanFirst Financial Corp. (Banks)	348		6,796
Octave Specialty Group, Inc.* (Insurance)	170		1,061
Ocugen, Inc.*(a) (Biotechnology)	1,404		2,148
Ocular Therapeutix, Inc.* (Pharmaceuticals)	846		8,308
Oddity Tech Ltd.*—Class A (Personal Care Products)	166		2,512
OFG Bancorp (Banks)	177		8,685
Ohio Valley Banc Corp. (Asset Management)	16		695
O-I Glass, Inc.* (Containers & Packaging)	640		6,163
Oil States International, Inc.* (Energy Equipment & Services)	235		1,882
Oil-Dri Corp. of America (Household Products)	41		4,191
Olaplex Holdings, Inc.* (Personal Care Products)	592		1,214
Old National Bancorp (Banks)	1,437		37,217
Old Second Bancorp, Inc. (Banks)	209		4,874
Olema Pharmaceuticals, Inc.* (Biotechnology)	322		4,028
Omada Health, Inc.* (Health Care Providers & Services)	146		3,205
Omega Flex, Inc. (Machinery)	15		471
Omeros Corp.* (Pharmaceuticals)	296		2,815
OmniAb, Inc.* (Life Sciences Tools & Services)	452		1,112
Omnicell, Inc.* (Health Care Equipment & Supplies)	188		7,806
Once Upon a Farm PBC* (Food Products)	53		1,085
Ondas Holdings, Inc.* (Communications Equipment)	2,006		16,529
ONE Gas, Inc. (Gas Utilities)	262		20,192
One Liberty Properties, Inc. (Equity REIT— Diversified)	73		1,783
One Stop Systems, Inc.* (Technology Hardware, Storage & Peripherals)	92		1,673
OneSpan, Inc. (Software)	153		2,196
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	412		11,635
OneWater Marine, Inc.* (Specialty Retail)	48		541
Onity Group, Inc.* (Financial Services)	29		1,153
OnKure Therapeutics, Inc.* (Biotechnology)	108		492
Ooma, Inc.* (Software)	106		2,037
OP Bancorp (Banking)	50		750
OPAL Fuels, Inc.* (Renewable Energy)	89		196
Open Lending Corp.* (Capital Markets)	429		1,334
Opendoor Technologies, Inc.* (Real Estate Management & Development)	3,871		17,883
OPENLANE, Inc.* (Commercial Services & Supplies)	439		18,104
OPKO Health, Inc.* (Health Care Providers & Services)	1,656		2,484
Oportun Financial Corp.* (Specialty Finance)	172		982

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  151

Common Stocks, continued

	Shares		Value
OppFi, Inc.* (Consumer Finance)		107		$1,063
Option Care Health, Inc.* (Health Care Providers & Services)		656		13,756
Opus Genetics, Inc.* (Biotechnology)		220		904
Oramed Pharmaceuticals, Inc. (Pharmaceuticals)		140		673
Orange County Bancorp, Inc. (Banks)		52		1,913
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)		269		1,200
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)		164		708
Orchid Island Capital, Inc. (Mortgage REITs)		846		5,897
Organogenesis Holdings, Inc.* (Biotechnology)		284		690
ORIC Pharmaceuticals, Inc.* (Biotechnology)		307		3,325
Origin Bancorp, Inc. (Banks)		124		6,343
Orion Group Holdings, Inc.* (Construction & Engineering)		161		2,708
Orion Office REIT, Inc. (Office REITs)		221		639
Orion SA (Chemicals)		231		1,532
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)		258		28,097
Orrstown Financial Services, Inc. (Banks)		79		3,226
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)		166		1,517
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)		73		1,396
Oruka Therapeutics Inc* (Biotechnology)		207		19,700
Oscar Health, Inc.*—Class A (Insurance)		990		28,234
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)		66		14,434
Otter Tail Corp. (Electric Utilities)		161		14,487
Ouster, Inc.* (Electronic Equipment, Instruments & Components)		258		16,130
Outfront Media, Inc. (Specialized REITs)		663		21,719
Ovid Therapeutics, Inc.* (Biotechnology)		629		1,692
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		58		2,022
P10, Inc.—Class A (Capital Markets)		248		1,952
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)		1,160		1,949
Pacira BioSciences, Inc.* (Pharmaceuticals)		163		4,135
PACS Group, Inc.* (Health Care Providers & Services)		191		8,144
PagerDuty, Inc.* (Software)		336		3,242
Pagseguro Digital, Ltd.—Class A (Financial Services)		686		6,208
Palisade Bio, Inc.* (Biotechnology)		606		1,267
Palladyne AI Corp.* (Machinery)		149		906
Palomar Holdings, Inc.* (Insurance)		109		13,777
Palvella Therapeutics, Inc.* (Biotechnology)		45		6,877
PAM Transportation Services, Inc.* (Ground Transportation)		20		280
Pangaea Logistics Solutions, Ltd. (Marine Transportation)		147		956
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		136		5,001
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)		202		11,328
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)		172		2,996
Park Aerospace Corp. (Aerospace & Defense)		76		2,900

Common Stocks, continued

	Shares		Value
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		776		$11,058
Park National Corp. (Banks)		70		12,809
Parke Bancorp, Inc. (Banks)		42		1,393
Park-Ohio Holdings Corp. (Machinery)		41		1,576
Pathward Financial, Inc. (Banks)		89		7,748
Patria Investments, Ltd.—Class A (Capital Markets)		268		2,943
Patrick Industries, Inc. (Automobile Components)		133		11,941
Pattern Group, Inc.* (Broadline Retail)		133		3,350
Patterson-UTI Energy, Inc. (Energy Equipment & Services)		1,446		13,274
Paymentus Holdings, Inc.*—Class A (Financial Services)		245		5,919
Payoneer Global, Inc.* (Financial Services)		1,087		7,739
Paysafe, Ltd.* (Financial Services)		100		747
Paysign, Inc.* (Financial Services)		183		1,499
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)		406		18,481
PC Connection, Inc. (Electronic Equipment, Instruments & Components)		46		3,358
PCB Bancorp (Banks)		44		1,248
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)		136		9,627
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		510		11,791
Peapack-Gladstone Financial Corp. (Banks)		66		3,124
Pebblebrook Hotel Trust (Hotel & Resort REITs)		466		9,045
PEDEVCO Corporation* (Oil, Gas & Consumable Fuels)		6		81
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)		342		8,663
Peloton Interactive, Inc.*—Class A (Leisure Products)		1,681		9,935
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)		207		15,734
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)		531		11,342
PennyMac Financial Services, Inc. (Financial Services)		123		10,713
PennyMac Mortgage Investment Trust (Mortgage REITs)		364		4,106
Peoples Bancorp of North Carolina, Inc. (Banks)		19		819
Peoples Bancorp, Inc. (Banks)		147		5,646
Peoples Financial Services Corp. (Banks)		39		2,588
Perdoceo Education Corp. (Diversified Consumer Services)		262		8,384
Perella Weinberg Partners (Capital Markets)		289		4,612
Perimeter Solutions SA* (Chemicals)		625		22,281
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)		72		1,029
Perma-Pipe International Holdings, Inc.* (Machinery)		31		844
Perpetua Resources Corp.* (Metals & Mining)		353		7,328
Perrigo Co. PLC (Pharmaceuticals)		579		6,016
Personalis, Inc.* (Health Care Facilities & Services)		279		3,739
Perspective Therapeutics, Inc.* (Biotechnology)		424		1,446
Petco Health & Wellness Co., Inc.* (Specialty Retail)		380		1,034

See accompanying notes to financial statements.

152  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	202		$2,192
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	86		2,700
Phillips Edison & Co., Inc. (Retail REITs)	529		22,017
Phinia, Inc. (Automobile Components)	153		12,602
Phoenix Education Partners, Inc. (Diversified Consumer Services)	22		723
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	239		7,775
Phreesia, Inc.* (Health Care Technology)	204		2,099
Piedmont Office Realty Trust, Inc.*—Class A (Office REITs)	522		4,776
Pioneer Bancorp, Inc.* (Banks)	44		751
Piper Sandler Cos (Institutional Financial Services)	291		21,051
Pitney Bowes, Inc. (Commercial Services & Supplies)	600		10,512
PJT Partners, Inc.—Class A (Capital Markets)	101		15,245
Playboy, Inc.* (Textiles, Apparel & Luxury Goods)	238		290
Playtika Holding, Corp. (Entertainment Content)	233		866
Plexus Corp.* (Electronic Equipment, Instruments & Components)	111		33,375
Plug Power, Inc.* (Electrical Equipment)	5,625		15,244
Plumas Bancorp (Banks)	27		1,578
Polaris, Inc. (Leisure Products)	225		15,400
Ponce Financial Group, Inc.* (Banks)	83		1,655
Porch Group, Inc.* (Software)	401		6,031
Portillo’s, Inc.*—Class A (Hotels, Restaurants & Leisure)	277		1,313
Portland General Electric Co. (Electric Utilities)	486		25,189
Postal Realty Trust, Inc.—Class A (Office REITs)	110		2,710
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	230		19,265
Power Solutions International, Inc.* (Machinery)	36		1,400
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	527		2,018
PRA Group, Inc.* (Consumer Finance)	158		3,000
Praxis Precision Medicines, Inc.* (Biotechnology)	103		34,482
Precigen, Inc.* (Biotechnology)	793		4,520
Precision BioSciences, Inc.* (Biotechnology)	99		778
Preferred Bank (Banks)	47		4,994
Preformed Line Products Co. (Electrical Equipment)	10		4,106
Prelude Therapeutics, Inc.* (Biotechnology)	114		608
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	197		9,312
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	108		21,097
Prime Medicine, Inc.* (Biotechnology)	387		1,428
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3		501
Primis Financial Corp. (Banks)	91		1,490
Princeton Bancorp, Inc. (Banks)	21		797
Priority Technology Holdings, Inc.* (Financial Services)	141		940
Privia Health Group, Inc.* (Health Care Providers & Services)	497		12,788

Common Stocks, continued

	Shares	Value
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	231		$5,216
Pro-Dex, Inc.* (Medical Equipment & Devices)	9		527
Proficient Auto Logistics, Inc.* (Ground Transportation)	101		688
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	119		691
PROG Holdings, Inc. (Consumer Finance)	163		7,597
Progress Software Corp.* (Software)	174		5,843
Progyny, Inc.* (Health Care Providers & Services)	281		8,101
ProKidney Corporation*(a) (Biotechnology)	311		634
ProPetro Holding Corp.* (Energy Equipment & Services)	412		5,908
Protagonist Therapeutics, Inc.* (Biotechnology)	253		31,013
Protalix BioTherapeutics, Inc.* (Biotech & Pharma)	304		708
Protara Therapeutics, Inc.* (Biotech & Pharma)	215		821
Prothena Corp. PLC* (Biotechnology)	183		1,792
Proto Labs, Inc.* (Machinery)	99		8,069
Provident Financial Services, Inc. (Banks)	534		12,624
PTC Therapeutics, Inc.* (Biotechnology)	341		27,815
Public Policy Holding Company, Inc. (Commercial Support Services)	18		133
PubMatic, Inc.*—Class A (Media)	161		2,112
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	76		2,107
Puma Biotechnology, Inc.* (Biotechnology)	182		1,476
Pure Cycle Corp.* (Water Utilities)	82		878
PureCycle Technologies, Inc.*(a) (Chemicals)	600		4,866
Q2 Holdings, Inc.* (Software)	261		12,554
QCR Holdings, Inc. (Banks)	69		6,717
Quad/Graphics, Inc. (Commercial Services & Supplies)	123		1,037
Quaker Chemical Corp. (Chemicals)	57		9,056
Qualys, Inc.* (Software)	150		20,624
Quanex Building Products Corp. (Building Products)	191		3,556
Quanterix Corp.* (Life Sciences Tools & Services)	175		756
Quantum Computing, Inc.*(a) (Software)	848		8,225
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	68		1,358
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	283		4,957
QuinStreet, Inc.* (Interactive Media & Services)	227		3,326
Rackspace Technology, Inc.* (IT Services)	378		2,468
Radian Group, Inc. (Financial Services)	562		21,171
Radiant Logistics, Inc.* (Air Freight & Logistics)	150		1,419
RadNet, Inc.* (Health Care Providers & Services)	294		18,131
Ramaco Resources, Inc.*—Class A (Metals & Mining)	180		2,381
Ramaco Resources, Inc.*—Class B (Metals & Mining)	29		248
Ranger Energy Services, Inc. (Energy Equipment & Services)	78		1,249
Ranpak Holdings Corp.* (Containers & Packaging)	201		1,469
Rapid7, Inc.* (Software)	274		2,219
Rapport Therapeutics, Inc.* (Pharmaceuticals)	126		5,250

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  153

Common Stocks, continued

	Shares	Value
Rayonier Advanced Materials, Inc.* (Chemicals)	256		$2,012
RBB Bancorp (Banks)	67		1,837
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	28		765
RCM Technologies, Inc.* (Technology Services)	19		536
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	77		759
Ready Capital Corp. (Mortgage REITs)	597		1,045
REalloys, Inc.*(a) (Software)	234		3,381
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	2,103		7,718
Red Cat Holdings, Inc.*(a) (Aerospace & Defense)	457		4,867
Red River Bancshares, Inc. (Banks)	21		1,917
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	198		12,882
Red Violet, Inc.* (Software)	47		2,995
Redwire Corp.* (Aerospace & Defense)	805		9,845
Redwood Trust, Inc. (Mortgage REITs)	519		2,460
REGENXBIO, Inc.* (Biotechnology)	198		2,372
Regional Management Corp. (Consumer Finance)	36		1,483
Relay Therapeutics, Inc.* (Biotechnology)	664		12,423
Relmada Therapeutics, Inc.* (Pharmaceuticals)	389		2,692
Remitly Global, Inc.* (Financial Services)	781		17,502
Renasant Corp. (Banks)	389		16,548
Rent the Runway, Inc.* (Specialty Retail)	34		107
Repay Holdings Corp.* (Financial Services)	268		1,126
Replimune Group, Inc.* (Biotechnology)	325		3,598
ReposiTrak, Inc. (Software)	51		459
Republic Airways Holdings, Inc.* (Passenger Airlines)	59		1,240
Republic Bancorp, Inc.—Class A (Banks)	35		3,165
Reservoir Media, Inc.* (Entertainment)	81		801
Resideo Technologies, Inc.* (Building Products)	566		17,603
Resolute Holdings Management, Inc.* (Asset Management)	17		2,457
Revolve Group, Inc.* (Specialty Retail)	173		3,960
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	121		5,463
Rezolute, Inc.* (Biotechnology)	322		1,674
RF Industries Ltd.* (Electronic Equipment, Instruments & Components)	35		742
RGC Resources, Inc. (Gas Utilities)	35		837
RH* (Specialty Retail)	65		10,707
Rhinebeck Bancorp, Inc.* (Banking)	19		329
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	227		25,204
Ribbon Communications, Inc.* (Communications Equipment)	385		901
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	51		970
Richmond Mutual BanCorp, Inc. (Banking)	35		556
Richtech Robotics, Inc.* (Machinery)	769		1,623
Rigel Pharmaceuticals, Inc.* (Biotechnology)	76		2,973
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	1,378		26,623
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	63		2,076
Rimini Street, Inc.* (Software)	205		873
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	787		850

Common Stocks, continued

	Shares	Value
Riot Platforms, Inc.* (Software)	1,468		$40,194
RLJ Lodging Trust (Hotel & Resort REITs)	514		6,091
Roadzen, Inc.* (Software)	189		276
Rocket Pharmaceuticals, Inc.* (Biotechnology)	372		1,272
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	30		1,237
Rogers Corp.* (Electronic Equipment, Instruments & Components)	75		12,280
Root, Inc.*—Class A (Insurance)	53		2,964
RPC, Inc. (Energy Equipment & Services)	420		2,449
Rumble, Inc.*(a) (Internet Media & Services)	464		2,942
RumbleON, Inc.*—Class B (Specialty Retail)	65		433
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	253		18,465
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	39		2,984
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	417		12,402
RXO, Inc.* (Ground Transportation)	689		19,009
RxSight, Inc.* (Health Care Equipment & Supplies)	164		790
Ryerson Holding Corp. (Metals & Mining)	186		4,577
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	258		33,166
S&T Bancorp, Inc. (Banks)	152		7,460
SAB Biotherapeutics, Inc.* (Biotechnology)	178		694
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	550		1,694
Sabra Health Care REIT, Inc. (Health Care REITs)	1,050		20,486
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,401		2,928
Safe Builders, Inc. (Marine Transportation)	227		1,432
Safehold, Inc. (Specialized REITs)	234		3,674
Safety Insurance Group, Inc. (Insurance)	61		4,566
Sagimet Biosciences, Inc.* (Biotechnology)	241		1,863
Sally Beauty Holdings, Inc.* (Specialty Retail)	400		5,656
Sana Biotechnology, Inc.* (Biotechnology)	755		2,635
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	14		330
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	133		1,822
Sarepta Therapeutics, Inc.* (Biotechnology)	428		7,691
Satellogic, Inc.* (Telecommunications)	392		2,242
Saul Centers, Inc. (Retail REITs)	55		2,056
Savara, Inc.* (Biotechnology)	629		3,875
Savers Value Village, Inc.* (Broadline Retail)	155		1,564
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	79		243
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	89		4,636
Scholar Rock Holding Corp.* (Biotechnology)	459		25,245
Scholastic Corp. (Media)	63		2,898
Schrodinger, Inc.* (Health Care Technology)	238		3,868
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	191		13,229
Seacoast Banking Corp. of Florida (Banks)	405		13,466
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	92		704
Seadrill, Ltd.* (Energy Equipment & Services)	262		9,909
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)	31		825

See accompanying notes to financial statements.

154  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	81		$3,867
Security National Financial Corp.*—Class A (Specialty Finance)	66		640
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	468		9,351
Selective Insurance Group, Inc. (Insurance)	251		24,349
SELLAS Life Sciences Group, Inc.*(a) (Biotechnology)	775		11,439
Seneca Foods Corp.*—Class A (Food Products)	19		3,305
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	162		920
Sensient Technologies Corp. (Chemicals)	177		21,822
Septerna, Inc.* (Pharmaceuticals)	91		3,048
Serve Robotics, Inc.*(a) (Internet Media & Services)	295		1,941
Service Properties Trust (Hotel & Resort REITs)	2,413		4,078
ServiceTitan, Inc.*—Class A (Software)	252		17,819
ServisFirst Bancshares, Inc. (Banks)	216		18,738
SES AI Corp.* (Electrical Equipment)	1,036		995
Seven Hills Realty Trust (Mortgage REITs)	92		776
Sezzle, Inc.* (Financial Services)	67		11,499
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	511		5,212
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	163		9,131
SharonAI Holdings, Inc.*(a) (IT Services)	18		1,524
Sharplink Gaming, Inc.* (Hotels, Restaurants & Leisure)	773		3,710
Shattuck Labs, Inc.* (Biotechnology)	252		1,749
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	207		3,122
Shimmick Corporation* (Construction & Engineering)	21		96
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	701		6,940
Shoe Carnival, Inc. (Specialty Retail)	76		1,127
Shore Bancshares, Inc. (Banks)	129		2,961
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	43		872
Shutterstock, Inc. (Interactive Media & Services)	107		1,493
SI-BONE, Inc.* (Health Care Equipment & Supplies)	181		2,954
Sidus Space, Inc.*(a) (Aerospace & Defense)	339		953
Sierra Bancorp (Banks)	49		1,997
SIGA Technologies, Inc. (Pharmaceuticals)	174		633
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	162		878
Signet Jewelers, Ltd. (Specialty Retail)	163		14,051
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	136		29,723
Silvaco Group, Inc.* (Software)	50		690
Silver Bow Mining Corporation* (Metals & Mining)	22		149
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	25		253
Simmons First National Corp.—Class A (Banks)	604		13,681
Simulations Plus, Inc.* (Health Care Technology)	71		1,300
Sinclair, Inc. (Media)	174		2,480
Sionna Therapeutics, Inc.* (Biotechnology)	76		3,343
SiriusPoint, Ltd.* (Insurance)	437		10,488

Common Stocks, continued

	Shares		Value
SITE Centers Corp. (Retail REITs)		210		$834
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)		399		8,499
Sky Harbour Group Corp.* (Transportation Infrastructure)		93		915
Skyward Specialty Insurance Group, Inc.* (Insurance)		173		10,095
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)		154		5,362
SkyWest, Inc.* (Passenger Airlines)		165		16,389
SL Green Realty Corp. (Office REITs)		300		15,531
Slide Insurance Holdings, Inc.* (Insurance)		272		5,269
SM Energy Co. (Oil, Gas & Consumable Fuels)		1,003		26,179
Smart Sand, Inc. (Energy Equipment & Services)		124		621
SmartFinancial, Inc. (Banks)		64		3,003
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)		703		837
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)		232		7,540
Smith & Wesson Brands, Inc. (Leisure Products)		184		2,767
Smith-Midland Corp.* (Construction Materials)		12		348
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)		220		17,701
Solid Biosciences, Inc.* (Biotechnology)		323		3,227
Solid Power, Inc.* (Automobile Components)		834		2,160
Soluna Holdings, Inc.* (Software)		431		582
Sonic Automotive, Inc.—Class A (Specialty Retail)		50		4,240
Sonida Senior Living, Inc.* (Health Care Providers & Services)		118		4,814
Sonos, Inc.* (Household Durables)		500		6,765
SoundHound AI, Inc.*(a)—Class A (Software)		1,645		10,643
South Plains Financial, Inc. (Banks)		65		2,801
Southern California BanCorp (Banks)		108		2,251
Southern First Bancshares, Inc.* (Banks)		38		2,322
Southern Missouri Bancorp, Inc. (Banks)		40		3,048
Southside Bancshares, Inc. (Banks)		120		4,223
Southwest Gas Holdings, Inc. (Gas Utilities)		304		26,958
Spectrum Brands Holdings, Inc. (Household Products)		94		8,061
Sphere Entertainment Co.* (Entertainment)		114		19,725
Spire Global, Inc.*(a) (Professional Services)		125		2,325
Spire, Inc. (Gas Utilities)		244		19,054
Spok Holdings, Inc. (Wireless Telecommunication Services)		86		881
Sprinklr, Inc.*—Class A (Software)		456		2,353
Sprout Social, Inc.*—Class A (Software)		224		1,691
Spruce Biosciences, Inc.* (Biotechnology)		11		594
SPS Commerce, Inc.* (Software)		153		8,747
SpyGlass Pharma, Inc.* (Pharmaceuticals)		46		1,024
Spyre Therapeutics, Inc.* (Biotechnology)		306		27,167
SR Bancorp, Inc. (Banking)		29		571
SSR Mining, Inc.* (Metals & Mining)		907		25,650
STAAR Surgical Co.* (Health Care Equipment & Supplies)		140		4,017
Stagwell, Inc.* (Media)		430		3,195
Standard Motor Products, Inc. (Automobile Components)		89		3,468
Standex International Corp. (Machinery)		50		17,884

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  155

Common Stocks, continued

	Shares		Value
Starfighters Space, Inc.* (Aerospace & Defense)		126		$670
Starz Entertainment Corp.* (Entertainment)		50		1,443
Stepan Co. (Chemicals)		90		5,015
StepStone Group, Inc.—Class A (Capital Markets)		319		13,194
Stereotaxis, Inc.* (Health Care Equipment & Supplies)		280		482
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)		301		12,672
Stewart Information Services Corp. (Insurance)		126		8,319
Stitch Fix, Inc.*—Class A (Specialty Retail)		483		1,985
Stock Yards Bancorp, Inc. (Banks)		110		8,412
Stoke Therapeutics, Inc.* (Biotechnology)		226		7,395
StoneCo, Ltd.—CLASS A (Financial Services)		954		10,341
Stoneridge, Inc.* (Automobile Components)		115		842
StoneX Group, Inc.* (Capital Markets)		299		35,432
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)		281		1,481
Strategic Education, Inc. (Diversified Consumer Services)		91		6,972
Strattec Security Corporation* (Automobile Components)		17		1,385
Strawberry Fields REIT, Inc. (Health Care REITs)		33		454
Stride, Inc.* (Diversified Consumer Services)		174		15,006
Strive, Inc.* (Capital Markets)		261		2,848
Stubhub Holdings, Inc.*—Class A (Entertainment)		918		11,815
Sturm Ruger & Co., Inc. (Leisure Products)		57		2,157
Summit Hotel Properties, Inc. (Hotel & Resort REITs)		429		3,007
Summit Midstream Corp.* (Oil & Gas Producers)		37		1,054
SunCoke Energy, Inc. (Metals & Mining)		354		2,850
Sunrun, Inc.* (Electrical Equipment)		961		12,858
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)		751		8,599
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)		675		9,146
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)		44		577
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)		231		10,744
Surgery Partners, Inc.* (Health Care Providers & Services)		328		5,510
Surrozen, Inc.* (Biotechnology)		30		779
Sutro Biopharma, Inc.* (Biotechnology)		66		2,191
Swarmer, Inc.* (Aerospace & Defense)		15		665
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)		436		3,841
Sylvamo Corp. (Paper & Forest Products)		139		5,254
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)		160		19,877
Syndax Pharmaceuticals, Inc.* (Biotechnology)		366		8,001
Syntec Optics Holdings, Inc.* (Electronic Equipment, Instruments & Components)		29		361
T1 Energy, Inc.* (Electrical Equipment)		737		6,987
Taboola.com Ltd.* (Interactive Media & Services)		524		2,620
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)		94		2,799

Common Stocks, continued

Shares		Value
Talkspace, Inc.* (Health Care Providers & Services)	591		$3,073
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	526		6,791
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	287		4,331
Tanger, Inc. (Retail REITs)	472		18,630
Tango Therapeutics, Inc.* (Biotechnology)	579		18,100
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	167		3,400
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	172		10,826
TAT Technologies Ltd* (Aerospace & Defense)	49		2,363
Taylor Devices, Inc.* (Machinery)	13		763
Taylor Morrison Home Corp.* (Household Durables)	392		28,122
Taysha Gene Therapies, Inc.* (Biotechnology)	985		6,708
TechTarget, Inc.* (Media)	125		450
Tecnoglass, Inc. (Building Products)	105		4,915
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	42		1,444
Teekay Corp. (Transportation & Logistics)	231		2,310
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	101		6,552
Tejon Ranch Co.* (Real Estate Management & Development)	88		1,646
Teladoc Health, Inc.* (Health Care Technology)	748		6,343
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	412		15,247
Telos Corp.* (Software)	230		1,058
Tenable Holdings, Inc.* (Software)	473		17,444
Tenax Therapeutics, Inc.* (Biotechnology)	103		1,499
Tennant Co. (Machinery)	74		6,478
Teradata Corp.* (Software)	393		13,617
Terex Corp. (Machinery)	473		34,240
Terreno Realty Corp. (Industrial REITs)	440		28,498
TETRA Technologies, Inc.* (Energy Equipment & Services)	536		6,073
Texas Capital Bancshares, Inc. (Banks)	180		18,587
TG Therapeutics, Inc.* (Biotechnology)	598		32,854
The Andersons, Inc. (Consumer Staples Distribution & Retail)	138		9,439
The Baldwin Insurance Group, Inc.* (Insurance)	403		10,712
The Bancorp, Inc.* (Banks)	165		10,336
The Bank of NT Butterfield & Son, Ltd. (Banks)	166		9,877
The Boston Beer Co., Inc.*—Class A (Beverages)	32		5,665
The Brink’s Co. (Commercial Services & Supplies)	172		16,252
The Buckle, Inc. (Specialty Retail)	134		5,655
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	195		15,510
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	153		14,703
The Chemours Co. (Chemicals)	632		12,969
The E.W. Scripps Co.*—Class A (Media)	237		656
The First Bancorp, Inc. (Banks)	45		1,567
The GEO Group, Inc.* (Commercial Services & Supplies)	526		15,543
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,160		7,656
The Gorman-Rupp Co. (Machinery)	88		8,073
The Greenbrier Cos., Inc. (Machinery)	127		6,224

See accompanying notes to financial statements.

156  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
The Hackett Group, Inc. (IT Services)	92		$991
The Honest Co., Inc.* (Personal Care Products)	395		1,446
The Lovesac Co.* (Household Durables)	59		985
The Macerich Co. (Retail REITs)	1,175		29,599
The Manitowoc Co., Inc.* (Machinery)	146		2,028
The Marcus Corp. (Entertainment)	93		2,182
The Oncology Institute, Inc.* (Health Care Facilities & Services)	315		1,710
The Pennant Group, Inc.* (Health Care Providers & Services)	140		5,173
The Real Brokerage, Inc.*(a) (Real Estate Management & Development)	641		1,167
The RealReal, Inc.* (Specialty Retail)	463		5,459
The RMR Group, Inc.—Class A (Real Estate Management & Development)	65		1,334
The Simply Good Foods Co.* (Food Products)	346		4,595
The St. Joe Co. (Real Estate Management & Development)	160		10,021
The Vita Coco Co., Inc.* (Beverages)	202		13,360
The Wendy’s Co. (Hotels, Restaurants & Leisure)	668		5,538
The York Water Co. (Water Utilities)	68		2,084
Theravance Biopharma, Inc.* (Pharmaceuticals)	166		2,822
Third Coast Bancshares, Inc.* (Banks)	64		2,586
ThredUp, Inc.*—Class A (Specialty Retail)	432		2,959
Thryv Holdings, Inc.* (Media)	139		548
Tidewater, Inc.* (Energy Equipment & Services)	206		13,726
Tigo Energy, Inc.* (Electrical Equipment)	159		370
Timberland Bancorp, Inc. (Banks)	31		1,389
TimkenSteel Corp.* (Metals & Mining)	151		2,822
Tiptree, Inc. (Insurance)	97		1,738
Titan America SA (Construction Materials)	104		1,941
Titan International, Inc.* (Machinery)	218		1,681
Titan Machinery, Inc.* (Trading Companies & Distributors)	88		1,859
Tompkins Financial Corp. (Banks)	57		5,388
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	60		766
Torrid Holdings, Inc.* (Specialty Retail)	141		264
TowneBank (Banks)	364		13,191
Toyo Company Ltd.* (Semiconductors & Semiconductor Equipment)	33		229
TPG RE Finance Trust, Inc. (Mortgage REITs)	292		2,444
Transcat, Inc.* (Trading Companies & Distributors)	38		3,525
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5		230
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	141		9,365
Transocean, Ltd.* (Energy Equipment & Services)	4,061		19,858
Travere Therapeutics, Inc.* (Biotechnology)	367		20,849
Tredegar Corp.* (Metals & Mining)	114		907
Trevi Therapeutics, Inc.* (Pharmaceuticals)	440		8,206
TriCompany Bancshares (Banks)	123		6,624
TriMas Corp. (Containers & Packaging)	113		5,088
TriNet Group, Inc. (Professional Services)	115		5,691
Trinity Industries, Inc. (Machinery)	332		11,481
TripAdvisor, Inc.* (Interactive Media & Services)	470		6,444
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	197		896

Common Stocks, continued

	Shares	Value
Triumph Financial, Inc.* (Banks)	95		$7,249
Tron, Inc.* (Leisure Products)	212		341
Tronox Holdings PLC—Class A (Chemicals)	488		3,074
TruBridge, Inc.* (Software)	44		1,153
TrueBlue, Inc.* (Professional Services)	118		822
Trump Media & Technology Group Corp.* (Interactive Media & Services)	671		5,194
Trupanion, Inc.* (Insurance)	139		3,443
TrustCo Bank Corp. (Banks)	71		3,899
Trustmark Corp. (Banks)	232		10,674
TSS, Inc.* (Engineering & Construction)	100		1,230
Tucows, Inc.*—Class A (IT Services)	29		391
Turning Point Brands, Inc. (Tobacco)	78		6,615
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	62		772
Tutor Perini Corp. (Construction & Engineering)	188		15,598
Twin Disc, Inc. (Machinery)	47		1,090
Twist Bioscience Corp.* (Biotechnology)	255		26,234
Two Harbors Investment Corp. (Mortgage REITs)	438		5,436
TXNM Energy, Inc. (Electric Utilities)	429		24,359
Tyra Biosciences, Inc.* (Biotechnology)	151		4,823
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	62		4,258
UFP Industries, Inc. (Building Products)	235		21,324
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	31		8,219
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	185		26,379
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	397		13,256
UMB Financial Corp. (Banks)	304		43,398
UMH Properties, Inc. (Residential REITs)	338		5,117
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	793		5,067
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	770		4,789
Unicycive Therapeutics, Inc.* (Biotechnology)	100		469
UniFirst Corp. (Commercial Services & Supplies)	61		16,132
Unisys Corp.* (IT Services)	269		985
United Bankshares, Inc. (Banks)	576		26,397
United Community Banks, Inc. (Banks)	503		17,650
United Fire Group, Inc. (Insurance)	89		4,667
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	251		11,463
United States Antimony Corp.*(a) (Metals & Mining)	550		3,993
United States Lime & Minerals, Inc. (Construction Materials)	45		4,710
Uniti Group, Inc.* (Specialized REITs)	703		8,063
Unitil Corp. (Multi-Utilities)	74		3,899
Unity Bancorp, Inc. (Banks)	31		1,819
Universal Corp. (Tobacco)	103		5,374
Universal Health Realty Income Trust (Health Care REITs)	54		2,368
Universal Insurance Holdings, Inc. (Insurance)	104		4,301
Universal Logistics Holdings, Inc. (Ground Transportation)	29		429
Universal Technical Institute, Inc.* (Diversified Consumer Services)	197		8,426
Univest Financial Corp. (Banks)	116		5,075

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  157

Common Stocks, continued

	Shares	Value
Unusual Machines Inc* (Electronic Equipment, Instruments & Components)	188		$4,192
Upbound Group, Inc. (Specialty Retail)	227		4,817
Upstart Holdings, Inc.* (Consumer Finance)	352		12,471
Upstream Bio, Inc.* (Biotechnology)	145		1,003
Upwork, Inc.* (Professional Services)	495		4,138
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	2,034		21,683
Urban Edge Properties (Retail REITs)	532		12,172
Urban Outfitters, Inc.* (Specialty Retail)	239		16,936
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,564		2,127
UroGen Pharma, Ltd.* (Biotechnology)	175		6,440
US Gold Corp.* (Metals & Mining)	59		904
US Goldmining, Inc.* (Metals & Mining)	12		98
USA Rare Earth, Inc.* (Metals & Mining)	798		17,221
USANA Health Sciences, Inc.* (Personal Care Products)	46		982
USCB Financial Holdings, Inc. (Banks)	50		1,023
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	12		828
Utz Brands, Inc. (Food Products)	304		2,341
V2X, Inc.* (Aerospace & Defense)	121		9,022
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	429		2,179
Valaris, Ltd.* (Energy Equipment & Services)	236		17,134
Valhi, Inc. (Chemicals)	10		147
Valley National Bancorp (Banks)	2,011		29,460
Value Line, Inc. (Capital Markets)	3		121
Vanda Pharmaceuticals, Inc.* (Biotechnology)	221		1,353
Varex Imaging Corp.* (Health Care Equipment & Supplies)	174		1,815
Varonis Systems, Inc.* (Software)	470		19,721
Vaxcyte, Inc.* (Biotechnology)	541		31,448
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	247		18,723
Velo3D, Inc.* (Machinery)	68		1,193
Velocity Financial, Inc.* (Financial Services)	51		941
Venu Holding Corporation* (Hotels, Restaurants & Leisure)	197		447
Vera Therapeutics, Inc.* (Biotechnology)	263		11,285
Veracyte, Inc.* (Biotechnology)	333		19,557
VeraDermics, Inc.* (Pharmaceuticals)	89		10,942
Verastem, Inc.* (Biotechnology)	329		1,257
Vericel Corp.* (Biotechnology)	212		9,432
Veritone, Inc.* (Software)	346		474
Verra Mobility Corp.* (Professional Services)	632		2,686
Versigent Ltd.* (Automobile Components)	297		12,477
Vertex, Inc.*—Class A (Software)	299		3,433
Vestis Corp.* (Commercial Services & Supplies)	382		5,547
Via Transportation, Inc.* (Software)	217		3,936
Viad Corp.* (Commercial Services & Supplies)	86		4,813
Viant Technology, Inc.*—Class A (Software)	70		886
Viasat, Inc.* (Communications Equipment)	522		46,882
Victoria’s Secret & Co.* (Specialty Retail)	290		24,208
Victory Capital Holdings, Inc.—Class A (Capital Markets)	177		14,879
Viemed Healthcare, Inc.* (Health Care Providers & Services)	140		1,596
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	39		1,645
Vir Biotechnology, Inc.* (Biotechnology)	505		5,146

Common Stocks, continued

	Shares	Value
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	397		$1,147
Virginia National Bankshares Corp. (Banks)	20		888
Viridian Therapeutics, Inc.* (Biotechnology)	371		6,815
Virtus Investment Partners, Inc. (Capital Markets)	26		3,731
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	507		27,267
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	50		7,496
Vista Gold Corporation* (Metals & Mining)	594		1,135
Vistance Networks, Inc. (Communications Equipment)	915		11,694
Visteon Corp. (Automobile Components)	111		11,012
Vital Farms, Inc.* (Food Products)	150		1,745
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	133		2,097
Vor BioPharma, Inc.* (Biotechnology)	168		3,093
Vox Royalty Corp. (Metals & Mining)	256		1,211
Voyager Technologies, Inc.* (Aerospace & Defense)	214		6,902
Voyager Therapeutics, Inc.* (Biotechnology)	216		756
VSE Corp. (Commercial Services & Supplies)	116		26,505
Vuzix Corp.* (Technology Hardware)	286		829
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	402		1,266
Wabash National Corp. (Machinery)	163		2,201
WaFd, Inc. (Banks)	79		2,882
Walker & Dunlop, Inc. (Financial Services)	139		7,603
Warby Parker, Inc.*—Class A (Specialty Retail)	426		12,925
Warrior Met Coal, Inc. (Metals & Mining)	218		17,693
Washington Federal, Inc. (Banks)	306		11,741
Waterstone Financial, Inc. (Financial Services)	62		1,285
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	567		3,294
Waystar Holding Corp.* (Health Care Technology)	460		9,444
WD‑40 Co. (Household Products)	56		13,643
Wealthfront Corporation* (Asset Management)	151		1,350
Weave Communications, Inc.* (Software)	269		1,611
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	88		1,005
Webull Corporation* (Capital Markets)	1,381		9,004
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	52		4,072
Werner Enterprises, Inc. (Ground Transportation)	250		10,903
WesBanco, Inc. (Banks)	397		15,495
WeShop Holdings Ltd.* (Interactive Media & Services)	6		47
West Bancorp, Inc. (Banks)	64		1,698
Westamerica Bancorp (Banks)	98		5,750
Western New England Bancorp, Inc. (Banking)	75		1,073
Westrock Coffee Co.* (Food Products)	154		1,249
Westwood Holdings Group, Inc. (Asset Management)	31		594
Weyco Group, Inc. (Distributors)	25		983
Wheels Up Experience, Inc.* (Passenger Airlines)	22		197
Whitefiber, Inc.* (IT Services)	47		1,826
Whitehawk Therapeutics, Inc.* (Biotechnology)	133		609
Whitestone REIT (Retail REITs)	191		3,621
Willdan Group, Inc.* (Professional Services)	60		4,746

See accompanying notes to financial statements.

158  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
Willis Lease Finance Corp. (Trading Companies & Distributors)		16		$3,661
Winmark Corp. (Specialty Retail)		13		5,500
Winnebago Industries, Inc. (Automobiles)		115		3,593
WisdomTree, Inc. (Capital Markets)		560		9,486
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)		119		5,742
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		341		5,637
Workiva, Inc.*—Class A (Software)		214		10,381
World Acceptance Corp.* (Consumer Finance)		10		2,238
World Kinect Corp. (Oil, Gas & Consumable Fuels)		208		6,852
Worthington Enterprises, Inc. (Household Durables)		129		6,935
Worthington Steel, Inc. (Metals & Mining)		137		4,600
WSFS Financial Corp. (Banks)		218		16,727
X4 Pharmaceuticals, Inc.* (Biotech & Pharma)		332		1,550
Xencor, Inc.* (Biotechnology)		286		4,605
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)		385		7,839
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)		403		24,326
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)		705		5,584
Xerox Holdings Corp.(a) (Technology Hardware, Storage & Peripherals)		501		1,568
XMAX, Inc.* (Household Durables)		252		2,291
XOMA Royalty Corp.* (Biotechnology)		38		1,615
Xometry, Inc.*—Class A (Trading Companies & Distributors)		190		18,339
XPEL, Inc.* (Automobile Components)		105		5,208
Xperi, Inc.* (Software)		189		1,555
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)		147		1,017
Yelp, Inc.* (Interactive Media & Services)		220		5,394
Yesway, Inc.* (Consumer Staples Distribution & Retail)		65		1,320
Yext, Inc.* (Software)		356		1,663
York Space Systems, Inc.*(a) (Aerospace & Defense)		79		1,945
Z Squared, Inc.* (Biotechnology)		180		1,904
Zenas Biopharma, Inc.* (Biotechnology)		117		2,969
ZenaTech, Inc.* (Software)		178		267
Zentalis Pharmaceuticals, Inc.* (Biotechnology)		206		999
Zeta Global Holdings Corp.*—Class A (Software)		934		18,381
Zevra Therapeutics, Inc.* (Pharmaceuticals)		242		3,470
Ziff Davis, Inc.* (Interactive Media & Services)		143		7,488
ZipRecruiter, Inc.* (Interactive Media & Services)		270		1,013
ZoomInfo Technologies, Inc.* (Interactive Media & Services)		1,012		2,965
Zspace, Inc.* (Software)		1		—	(c)
Zumiez, Inc.* (Specialty Retail)		55		979
Zura Bio, Ltd.* (Biotechnology)		242		1,428
Zurn Elkay Water Solutions Corp. (Building Products)		622		31,431
Zymeworks, Inc.* (Biotechnology)		193		5,045
TOTAL COMMON STOCKS (Cost $8,381,261)			13,230,800

Rights (0.0%)

	Shares	Value
Cartesian Therapeutics, Inc.*CVR (Biotechnology)	403		$—
Chinook Therapeutics*CVR (Biotechnology)	243		—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance* (Metals & Mining)	510		$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (30.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $6,308,615		$6,308,000		$6,308,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,308,000)				6,308,000

Collateral for Securities Loaned(f) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.64%(g)	147,796		$147,796
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $147,796)		147,796
TOTAL INVESTMENT SECURITIES (Cost $14,837,057)— 94.1%			19,686,596
Net other assets (liabilities)—5.9%			1,225,882
NET ASSETS—100.0%			$20,912,478
*
Non-income producing security.
(a)
All or part of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $141,551.
(b)
Number of shares is less than 0.50.
(c)
Amount is less than $0.50.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $3,175,000.
(e)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)
Securities were purchased with cash collateral held from securities on loan at June 30, 2026.
(g)
Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2026.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP UltraSmall-Cap  ::  159

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	22		9/21/26	$3,350,160	$172,498

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/26		3.83%		$4,654,519		$22,427
Russell 2000 Index	Goldman Sachs International	7/27/26		4.18%	8,035,751		39,134
					$12,690,270		$61,561
iShares Russell 2000 ETF	UBS AG	7/27/26		4.43%		$3,334,390		$16,011
Russell 2000 Index	UBS AG	7/27/26		4.33%	9,233,402		39,591
					$12,567,792		$55,602
					$25,258,062		$117,163
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

160  ::  ProFund VP UltraSmall-Cap  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Advertising & Marketing		$1,907		NM
Aerospace & Defense		212,696		1.0%
Air Freight & Logistics		13,562		0.1%
Apparel & Textile Products		2,448		NM
Asset Management		11,123		0.1%
Automobile Components		128,117		0.6%
Automobiles		17,753		0.1%
Automotive		27,857		0.1%
Banking		26,680		0.1%
Banks		1,347,042		6.5%
Beverages		23,214		0.1%
Biotech & Pharma		64,528		0.3%
Biotechnology		1,385,933		6.5%
Broadline Retail		15,797		0.1%
Building Products		155,882		0.7%
Cable & Satellite		1,588		NM
Capital Markets		200,772		1.0%
Chemicals		254,260		1.3%
Commercial Services & Supplies		259,362		1.2%
Commercial Support Services		4,365		NM
Communications Equipment		145,523		0.7%
Construction & Engineering		257,971		1.2%
Construction Materials		26,991		0.1%
Consumer Finance		146,372		0.7%
Consumer Staples Distribution & Retail		77,797		0.4%
Containers & Packaging		30,382		0.1%
Distributors		7,713		NM
Diversified Consumer Services		143,799		0.7%
Diversified Telecommunication Services		62,709		0.3%
Electric Utilities		87,172		0.4%
Electrical Equipment		178,489		0.9%
Electronic Equipment, Instruments & Components		372,982		1.8%
Energy Equipment & Services		309,631		1.5%
Engineering & Construction		8,946		NM
Entertainment		100,253		0.4%
Entertainment Content		1,324		NM
Equity REIT—Diversified		70,539		0.3%
Financial Services		277,597		1.3%
Food Products		70,196		0.3%
Forestry, Paper & Wood Products		1,633		NM
Gas & Water Utilities		19,982		0.1%
Gas Utilities		111,628		0.6%
Ground Transportation		57,309		0.3%
Health Care Equipment & Supplies		330,647		1.6%
Health Care Facilities & Services		23,035		0.1%
Health Care Providers & Services		367,236		1.8%
Health Care REITs		99,393		0.5%
Health Care Technology		41,765		0.2%
Hotel & Resort REITs		111,428		0.5%
Hotels, Restaurants & Leisure		252,872		1.2%
Household Durables		227,726		1.1%
Household Products		40,917		0.2%
Independent Power/Renewable Electricity Producers		28,535		0.1%
Industrial REITs		50,918		0.2%
Institutional Financial Services		37,599		0.2%
Insurance		279,705		1.3%
Interactive Media & Services		59,749		0.3%
Internet Media & Services		7,617		0.1%

	Value		% of Net Assets
IT Services		$81,729		0.4%
Leisure Facilities & Services		6,509		NM
Leisure Products		65,540		0.3%
Life Sciences Tools & Services		48,205		0.2%
Machinery		423,944		2.0%
Marine Transportation		34,575		0.2%
Media		55,648		0.3%
Medical Equipment & Devices		38,833		0.2%
Metals & Mining		247,158		1.2%
Mortgage REITs		102,873		0.5%
Multi-Utilities		60,299		0.3%
Office REITs		77,339		0.4%
Oil & Gas Producers		7,034		NM
Oil & Gas Services & Equipment		12,142		0.1%
Oil, Gas & Consumable Fuels		414,830		1.9%
Paper & Forest Products		6,273		NM
Passenger Airlines		66,006		0.3%
Personal Care Products		37,327		0.2%
Pharmaceuticals		333,653		1.6%
Professional Services		136,064		0.7%
Real Estate Management & Development		100,590		0.4%
Real Estate Owners & Developers		825		NM
Real Estate Services		13,682		0.1%
REITS & Real Estate Management		7,540		NM
Renewable Energy		10,832		0.1%
Residential REITs		28,785		0.1%
Retail—Discretionary		867		NM
Retail REITs		174,354		1.0%
Semiconductors		2,538		NM
Semiconductors & Semiconductor Equipment		472,088		2.3%
Software		784,313		3.6%
Specialized REITs		47,761		0.2%
Specialty Finance		5,165		NM
Specialty Retail		262,557		1.3%
Steel		901		NM
Technology Hardware		16,052		0.1%
Technology Hardware, Storage & Peripherals		36,045		0.2%
Technology Services		10,943		0.1%
Telecommunications		2,242		NM
Textiles, Apparel & Luxury Goods		79,095		0.4%
Tobacco		11,989		0.1%
Trading Companies & Distributors		148,876		0.7%
Transportation & Logistics		11,694		0.1%
Transportation Infrastructure		915		NM
Water Utilities		45,163		0.2%
Wholesale—Discretionary		668		NM
Wireless Telecommunication Services		17,373		0.1%
Other**	7,681,678			36.8%
Total	$20,912,478			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2026 (unaudited)  ::  Schedule of Portfolio Investments  ::  ProFund VP U.S. Government Plus  ::  161

U.S. Treasury Obligations (41.9%)

	Principal Amount		Value
U.S. Treasury Bonds 5.00%, 5/15/56		$2,640,000		$2,668,256
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,596,350)				2,668,256

Repurchase Agreements(a)(b) (57.8%)

Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $3,677,359	3,677,000	3,677,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,677,000)		3,677,000
TOTAL INVESTMENT SECURITIES (Cost $6,273,350)—99.7%		6,345,256
Net other assets (liabilities)—0.3%		20,069
NET ASSETS—100.0%		$6,365,325
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2026, the aggregate amount held in a segregated account was $120,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Citibank North America	7/15/26		3.83%			$3,163,147		$13,464
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Societe Generale	7/15/26		3.90%		2,115,545		13,067
						$5,278,692		$26,531
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

162  ::  ProFund VP Utilities  ::  Schedule of Portfolio Investments  ::  June 30, 2026 (unaudited)

Common Stocks (96.9%)

	Shares		Value
Alliant Energy Corp. (Electric Utilities)		5,708		$435,463
Ameren Corp. (Multi-Utilities)		6,116		691,353
American Electric Power Co., Inc. (Electric Utilities)		12,025		1,645,140
American Water Works Co., Inc. (Water Utilities)		4,316		567,899
Atmos Energy Corp. (Gas Utilities)		3,689		635,504
CenterPoint Energy, Inc. (Multi-Utilities)		14,457		636,686
CMS Energy Corp. (Multi-Utilities)		6,827		522,266
Consolidated Edison, Inc. (Multi-Utilities)		8,145		901,081
Constellation Energy Corp. (Electric Utilities)		7,065		1,754,734
Dominion Energy, Inc. (Multi-Utilities)		19,436		1,327,284
DTE Energy Co. (Multi-Utilities)		4,597		700,445
Duke Energy Corp. (Electric Utilities)		17,229		2,180,847
Edison International (Electric Utilities)		8,504		633,123
Entergy Corp. (Electric Utilities)		10,119		1,162,268
Evergy, Inc. (Electric Utilities)		5,094		440,274
Eversource Energy (Electric Utilities)		8,312		600,708
Exelon Corp. (Electric Utilities)		22,613		1,054,218
FirstEnergy Corp. (Electric Utilities)		11,505		546,948
NextEra Energy, Inc. (Electric Utilities)		46,087		4,045,057
NiSource, Inc. (Multi-Utilities)		10,596		503,840
NRG Energy, Inc. (Electric Utilities)		4,663		681,078
PG&E Corp. (Electric Utilities)		48,670		818,629
Pinnacle West Capital Corp. (Electric Utilities)		2,678		286,546
PPL Corp. (Electric Utilities)		16,627		604,391
Public Service Enterprise Group, Inc. (Multi-Utilities)		11,013		893,815
Sempra (Multi-Utilities)		14,447		1,339,382
The AES Corp. (Independent Power/Renewable Electricity Producers)		15,761		231,056

Common Stocks, continued

	Shares	Value
The Southern Co. (Electric Utilities)	24,914		$2,384,520
Vistra Corp. (Independent Power/Renewable Electricity Producers)	7,005		1,111,203
WEC Energy Group, Inc. (Multi-Utilities)	7,199		840,627
Xcel Energy, Inc. (Electric Utilities)	13,797		1,107,899
TOTAL COMMON STOCKS (Cost $8,921,855)		31,284,284

Repurchase Agreements(a) (2.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.38%–3.55%, dated 6/30/26, due 7/1/26, total to be received $735,072		$735,000		$735,000
TOTAL REPURCHASE AGREEMENTS (Cost $735,000)			735,000
TOTAL INVESTMENT SECURITIES (Cost $9,656,855)—99.2%				32,019,284
Net other assets (liabilities)—0.8%				255,999
NET ASSETS—100.0%				$32,275,283
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	7/23/26		4.38%		$1,039,742	$(1,382)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of June 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2026:

	Value		% of Net Assets
Electric Utilities		$20,381,843		63.1%
Gas Utilities		635,504		2.0%
Independent Power/Renewable Electricity Producers		1,342,259		4.2%
Multi-Utilities		8,356,779		25.8%
Water Utilities		567,899		1.8%
Other**	990,999			3.1%
Total	$32,275,283			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Statements of
Assets and Liabilities

164  ::  Statements of Assets and Liabilities  ::  June 30, 2026 (unaudited)

June 30, 2026 (unaudited)  ::  Statements of Assets and Liabilities  ::  165

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
ASSETS:
Total Investment Securities, at cost	$8,025,000		$18,177,144	$2,488,190	$1,966,000		$26,829,809	$16,025,049	$7,437,751	$6,708,937	$5,093,528	$377,000
Securities, at value(a)	—		27,733,165	4,367,967	—		49,078,236	38,661,614	11,117,335	17,002,220	10,105,383	—
Repurchase agreements, at value	8,025,000		—	86,000	1,966,000		1,157,000	11,101,000	197,000	451,000	140,000	377,000
Total Investment Securities, at value	8,025,000		27,733,165	4,453,967	1,966,000		50,235,236	49,762,614	11,314,335	17,453,220	10,245,383	377,000
Cash	431		23,587	12,516	61,090		66	45,679	661	100,411	979	2,925
Segregated cash balances for futures contracts with brokers	—		—	—	24,932		—	247,950	—	—	—	—
Segregated cash balances for swap agreements with custodian	732,500		—	40,000	378		233,000	779	70,000	100,000	40,000	—
Dividends and interest receivable	783		15,816	6,643	246		3,818	19,052	9,756	5,280	25,526	37
Receivable for capital shares issued	—		85	—	—		20,771	5,304	2,269	244	25,011	—
Receivable for investments sold	—		—	—	—		—	—	911,814	3,639,971	—	—
Unrealized appreciation on swap agreements	6,126		—	3,264	—		72,128	63,171	—	7,187	—	970
Variation margin on futures contracts	—		—	—	—		—	21,747	—	—	—	—
Receivable from Advisor	—		—	—	5,957		—	—	—	—	—	—
Prepaid expenses	49		82	17	6		175	280	51	77	47	2
TOTAL ASSETS	8,764,889		27,772,735	4,516,407	2,058,609		50,565,194	50,166,576	12,308,886	21,306,390	10,336,946	380,934
LIABILITIES:
Payable for investments purchased	—		13,927	11,887	—		—	—	907,764	99,624	—	—
Payable for collateral for securities loaned	—		5,213,078	39,895	—		1,649,956	2,112	35,998	—	—	—
Payable for capital shares redeemed	270,125		42,290	38,306	20,296		21,472	80,346	11,885	3,724,264	69	12
Unrealized depreciation on swap agreements	—		—	—	13,210		—	—	158	—	1,818	—
Variation margin on futures contracts	—		—	—	2,419		—	—	—	—	—	—
Advisory fees payable	5,517		12,486	2,465	1,659		26,326	31,248	7,139	10,691	6,561	232
Management services fees payable	736		1,665	329	221		3,510	4,166	952	1,425	875	31
Administration and fund accounting fees payable	839		2,075	454	246		4,099	5,025	1,103	1,703	984	35
Administrative services fees payable	1,645		3,213	807	466		6,064	9,492	2,073	3,473	1,891	43
Distribution fees payable	1,839		4,505	849	553		8,775	10,416	2,380	3,654	2,112	77
Transfer agent fees payable	888		2,200	404	279		4,122	4,952	1,184	1,804	995	37
Compliance services fees payable	7		14	3	2		29	38	8	12	7	—
Interest payable	—		—	—	5,957		—	—	—	—	—	—
Other accrued expenses	5,361		3,590	2,384	1,112		26,069	31,000	9,911	9,279	5,503	251
TOTAL LIABILITIES	286,957		5,299,043	97,783	46,420		1,750,422	178,795	980,555	3,855,929	20,815	718
Commitments and contingencies (Note 4)
NET ASSETS	$8,477,932		$22,473,692	$4,418,624	$2,012,189		$48,814,772	$49,987,781	$11,328,331	$17,450,461	$10,316,131	$380,216
NET ASSETS CONSIST OF:
Capital	$12,353,833		$18,493,223	$7,507,784	$26,458,378		$21,553,550	$14,285,899	$6,355,153	$7,218,107	$5,904,197	$1,947,190
Total distributable earnings (loss)	(3,875,901)		3,980,469	(3,089,160)	(24,446,189)		27,261,222	35,701,882	4,973,178	10,232,354	4,411,934	(1,566,974)
NET ASSETS	$8,477,932		$22,473,692	$4,418,624	$2,012,189		$48,814,772	$49,987,781	$11,328,331	$17,450,461	$10,316,131	$380,216
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	327,113		468,422	109,916	237,994		760,838	881,465	203,955	262,555	351,562	15,536
NET ASSET VALUE (offering and redemption price per share):	$25.92		$47.98	$40.20	$8.45		$64.16	$56.71	$55.54	$66.46	$29.34	$24.47
(a) Includes securities on loan valued at:	$—		$5,142,471	$38,946	$—		$1,541,434	$1,735	$34,628	$—	$—	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

166  ::  Statements of Assets and Liabilities  ::  June 30, 2026 (unaudited)

June 30, 2026 (unaudited)  ::  Statements of Assets and Liabilities  ::  167

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
ASSETS:
Total Investment Securities, at cost	$20,223,195		$9,487,242	$10,986,884	$352,000		$4,528,990		$31,111,527	$6,277,636	$9,806,159	$16,018,000	$4,343,930
Securities, at value(a)	35,520,650		34,828,113	20,095,418	—		26,269,272		14,878,527	30,583,712	24,157,661	—	10,545,131
Repurchase agreements, at value	249,000		306,000	—	352,000		260,000		16,233,000	993,000	227,000	16,018,000	325,000
Total Investment Securities, at value	35,769,650		35,134,113	20,095,418	352,000		26,529,272		31,111,527	31,576,712	24,384,661	16,018,000	10,870,131
Cash	1,197,407		911	—	232		838		626	4,292	1,347	2,731	674
Segregated cash balances for swap agreements with custodian	433		110,000	—	—		80,000		—	310,000	30,000	90	100,000
Segregated cash balances for forward currency contracts with custodian	—		—	—	1,093		—		—	—	—	—	—
Dividends and interest receivable	101,932		14,994	30,430	34		11,427		1,583	22,655	9,150	1,562	1,077
Receivable for capital shares issued	—		950	105	—		59,434		1,803	213,376	3,906,687	10,383	1,769
Receivable for investments sold	—		2,229,835	—	—		452,287		—	3,192,449	—	—	—
Due from Advisor under an expense limitation agreement	—		—	—	65		—		—	—	—	—	—
Unrealized appreciation on swap agreements	19,655		—	—	—		—		—	23,425	15,933	51,713	4,777
Unrealized appreciation on forward currency contracts	—		—	—	258		—		—	—	—	—	—
Receivable for tax reclaims	180		—	30,913	—		—		—	—	—	—	—
Prepaid expenses	146		192	69	3		116		126	130	87	63	44
TOTAL ASSETS	37,089,403		37,490,995	20,156,935	353,685		27,133,374		31,115,665	35,343,039	28,347,865	16,084,542	10,978,472
LIABILITIES:
Cash overdraft	—		—	119,323	—		—		—	—	—	—	—
Payable for investments purchased	—		1,717,148	—	—		—		—	3,780	3,403,298	—	—
Payable for collateral for securities loaned	4,362,558		—	3,198,540	—		—		—	—	—	—	—
Payable for capital shares redeemed	41,120		24,277	15,450	10,861		62,259		300,078	3,713,799	967	8,682	11,325
Unrealized depreciation on forward currency contracts	—		—	—	4,753		—		—	—	—	—	—
Unrealized depreciation on swap agreements	—		23,585	—	—		2,624		—	—	—	—	—
Advisory fees payable	21,947		23,188	9,530	—		17,608		13,319	19,386	13,031	9,755	7,043
Management services fees payable	2,926		3,092	1,271	—		2,348		1,776	2,585	1,737	1,301	939
Administration and fund accounting fees payable	3,133		3,702	1,616	35		2,694		3,190	2,943	2,001	1,475	1,103
Administrative services fees payable	6,200		7,606	2,746	67		4,963		—	4,951	3,825	3,251	2,077
Distribution fees payable	6,739		8,071	3,518	71		5,870		—	6,462	4,344	3,251	2,348
Transfer agent fees payable	3,320		3,984	1,665	41		2,698		3,064	2,947	1,947	1,540	1,117
Compliance services fees payable	23		28	11	—		19		21	21	14	11	8
Other accrued expenses	13,743		23,468	4,974	4,765		21,046		11,831	18,019	12,907	8,836	6,536
TOTAL LIABILITIES	4,461,709		1,838,149	3,358,644	20,593		122,129		333,279	3,774,893	3,444,071	38,102	32,496
Commitments and contingencies (Note 4)
NET ASSETS	$32,627,694		$35,652,846	$16,798,291	$333,092		$27,011,245		$30,782,386	$31,568,146	$24,903,794	$16,046,440	$10,945,976
NET ASSETS CONSIST OF:
Capital	$25,413,728		$11,742,765	$10,050,906	$734,870		$7,337,301		$30,821,419	$3,989,312	$10,583,146	$14,151,215	$3,970,541
Total distributable earnings (loss)	7,213,966		23,910,081	6,747,385	(401,778)		19,673,944	(39,033)		27,578,834	14,320,648	1,895,225	6,975,435
NET ASSETS	$32,627,694		$35,652,846	$16,798,291	$333,092		$27,011,245		$30,782,386	$31,568,146	$24,903,794	$16,046,440	$10,945,976
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	785,695		985,839	486,924	22,668		523,697		30,821,449	531,168	214,799	592,737	436,057
NET ASSET VALUE (offering and redemption price per share):	$41.53		$36.16	$34.50	$14.69		$51.58		$1.00	$59.43	$115.94	$27.07	$25.10
(a) Includes securities on loan valued at:	$4,336,016		$—	$3,103,896	$—		$—		$—	$—	$—	$—	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

168  ::  Statements of Assets and Liabilities  ::  June 30, 2026 (unaudited)

June 30, 2026 (unaudited)  ::  Statements of Assets and Liabilities  ::  169

ProFund VP	ProFund VP Large-Cap	ProFund VP Large-Cap	ProFund VP	ProFund VP	ProFund VP Mid-Cap	ProFund VP Mid-Cap	ProFund VP	ProFund VP	ProFund VP Precious
Japan	Growth	Value	Materials	Mid-Cap	Growth	Value	Nasdaq‑100	Pharmaceuticals	Metals
ASSETS:
Total Investment Securities, at cost	$16,349,000	$10,664,085	$11,617,718	$6,828,955	$11,042,000	$9,838,048	$7,011,278	$66,624,428	$7,416,287	$52,476,000
Securities, at value(a)	—	32,884,776	16,993,541	13,937,311	—	15,280,882	10,032,484	155,274,883	11,325,204	—
Repurchase agreements, at value	16,349,000	63,000	58,000	84,000	11,042,000	51,000	38,000	30,078,000	384,000	52,476,000
Total Investment Securities, at value	16,349,000	32,947,776	17,051,541	14,021,311	11,042,000	15,331,882	10,070,484	185,352,883	11,709,204	52,476,000
Cash	338,546	411	610	448	133,129	8,972	10,027	374,757	796	611
Segregated cash balances for futures contracts with brokers	1,450,713	—	—	—	133,096	—	—	2,584,766	—	—
Segregated cash balances for swap agreements with custodian	20,000	—	—	34,000	206	—	—	522	80,000	1,809
Dividends and interest receivable	4,609	4,003	14,841	9,232	1,364	15,315	12,112	25,881	1,370	5,118
Receivable for capital shares issued	35,445	—	128	—	259	—	—	866,884	1,477	967,553
Receivable for investments sold	—	49,991	—	199,262	—	159,113	36,931	—	—	—
Receivable for closed swap positions	17,347	—	—	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,790	—	—	3,582	63,176	—	—	254,209	10,231	—
Variation margin on futures contracts	98,549	—	—	—	15,408	—	—	264,236	—	—
Prepaid expenses	65	137	72	56	46	60	43	673	44	316
TOTAL ASSETS	18,316,064	33,002,318	17,067,192	14,267,891	11,388,684	15,515,342	10,129,597	189,724,811	11,803,122	53,451,407
LIABILITIES:
Payable for investments purchased	—	—	—	—	—	165,303	9,527	—	100,640	—
Payable for collateral for securities loaned	—	—	—	—	—	100,491	38,428	—	161,233	—
Payable for capital shares redeemed	806	43,046	29,986	38,010	971	12,002	28,923	118,371	10,691	256,507
Unrealized depreciation on swap agreements	—	—	—	—	—	—	—	—	—	1,578,930
Advisory fees payable	11,003	21,200	10,860	9,066	7,088	9,854	5,750	125,484	6,324	33,712
Management services fees payable	1,467	2,827	1,447	1,209	945	1,314	766	16,731	843	4,495
Administration and fund accounting fees payable	1,632	3,294	1,926	1,375	1,074	1,553	1,118	18,678	994	5,269
Administrative services fees payable	3,401	5,954	3,192	2,883	2,363	2,955	1,880	38,963	1,991	10,283
Distribution fees payable	3,668	7,067	3,574	2,985	2,362	3,050	1,999	41,828	2,108	11,237
Transfer agent fees payable	1,666	3,423	1,757	1,439	1,123	1,502	968	19,296	992	5,706
Compliance services fees payable	11	23	12	10	8	10	7	127	7	42
Other accrued expenses	8,803	15,129	9,065	8,178	5,518	8,344	5,733	120,645	6,808	38,903
TOTAL LIABILITIES	32,457	101,963	61,819	65,155	21,452	306,378	95,099	500,123	292,631	1,945,084
Commitments and contingencies (Note 4)
NET ASSETS	$18,283,607	$32,900,355	$17,005,373	$14,202,736	$11,367,232	$15,208,964	$10,034,498	$189,224,688	$11,510,491	$51,506,323
NET ASSETS CONSIST OF:
Capital	$12,959,306	$9,582,257	$13,685,199	$8,110,547	$10,909,820	$9,353,358	$8,033,793	$63,494,944	$7,244,383	$122,064,969
Total distributable earnings (loss)	5,324,301	23,318,098	3,320,174	6,092,189	457,412	5,855,606	2,000,705	125,729,744	4,266,108	(70,558,646)
NET ASSETS	$18,283,607	$32,900,355	$17,005,373	$14,202,736	$11,367,232	$15,208,964	$10,034,498	$189,224,688	$11,510,491	$51,506,323
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	222,718	414,730	365,726	163,942	551,378	353,791	219,051	2,483,247	282,241	1,642,524
NET ASSET VALUE (offering and redemption price per share):	$82.09	$79.33	$46.50	$86.63	$20.62	$42.99	$45.81	$76.20	$40.78	$31.36
(a)	Includes securities on loan valued at:	$—	$—	$—	$—	$—	$23,628	$36,611	$—	$149,592	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

170  ::  Statements of Assets and Liabilities  ::  June 30, 2026 (unaudited)

June 30, 2026 (unaudited)  ::  Statements of Assets and Liabilities  ::  171

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq‑100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
ASSETS:
Total Investment Securities, at cost	$2,145,350		$4,753,000	$19,795,335	$4,000	$416,000		$430,000	$39,000	$1,324,000	$1,459,000	$8,493,411
Securities, at value(a)	5,823,795		—	72,356,141	—	—		—	—	—	—	8,733,060
Repurchase agreements, at value	42,000		4,753,000	1,490,000	4,000	416,000		430,000	39,000	1,324,000	1,459,000	2,973,000
Total Investment Securities, at value	5,865,795		4,753,000	73,846,141	4,000	416,000		430,000	39,000	1,324,000	1,459,000	11,706,060
Cash	512		832	421	872	9,718		660	740	557	720	67,050
Segregated cash balances for futures contracts with brokers	—		—	—	—	—		—	—	—	23,422	97,090
Segregated cash balances for swap agreements with custodian	20,000		1,090	320,000	300	424		549	652	941	799	279
Dividends and interest receivable	26,220		463	5,904	—	40		42	4	129	179	6,686
Receivable for capital shares issued	—		36,004	—	—	28,009		—	—	84,022	—	—
Receivable for investments sold	79,080		—	38,935,922	—	—		—	—	—	—	7,928
Unrealized appreciation on swap agreements	—		—	62,503	—	—		—	—	—	—	11,997
Variation margin on futures contracts	—		—	—	—	—		—	—	—	—	3,022
Receivable from Advisor	—		229,893	—	—	—		—	—	—	—	—
Prepaid expenses	26		21	296	—	2		3	—	10	11	48
TOTAL ASSETS	5,991,633		5,021,303	113,171,187	5,172	454,193		431,254	40,396	1,409,659	1,484,131	11,900,160
LIABILITIES:
Payable for investments purchased	—		—	—	—	—		—	—	—	—	60,950
Payable for collateral for securities loaned	—		—	63,284	—	—		—	—	—	—	92,094
Payable for capital shares redeemed	13,747		699	919,796	—	31		185	1	68	96	157,714
Unrealized depreciation on swap agreements	3,342		41,710	—	13	5,629		1,391	272	22,016	6,507	—
Variation margin on futures contracts	—		—	—	—	—		—	—	—	763	—
Advisory fees payable	4,403		2,937	66,478	3	232		268	29	1,081	931	5,964
Management services fees payable	587		392	8,864	1	31		36	4	144	124	795
Administration and fund accounting fees payable	680		449	9,810	1	35		42	5	155	150	2,377
Administrative services fees payable	1,332		664	18,853	—	75		82	8	323	290	2,337
Distribution fees payable	1,468		979	22,159	1	77		89	10	333	330	2,435
Transfer agent fees payable	672		480	10,064	1	37		47	4	170	159	1,167
Compliance services fees payable	5		3	64	—	—		—	—	1	1	8
Interest payable	—		229,893	—	—	—		—	—	—	—	—
Other accrued expenses	4,115		2,847	51,171	3	335		414	60	1,191	2,101	14,716
TOTAL LIABILITIES	30,351		281,053	1,170,543	23	6,482		2,554	393	25,482	11,452	340,557
Commitments and contingencies (Note 4)
NET ASSETS	$5,961,282		$4,740,250	$112,000,644	$5,149	$447,711		$428,700	$40,003	$1,384,177	$1,472,679	$11,559,603
NET ASSETS CONSIST OF:
Capital	$2,220,919		$31,473,813	$50,109,413	$129,289	$3,334,793		$3,484,501	$2,687,335	$21,153,003	$8,373,888	$7,044,958
Total distributable earnings (loss)	3,740,363	(26,733,563)		61,891,231	(124,140)	(2,887,082)		(3,055,801)	(2,647,332)	(19,768,826)	(6,901,209)	4,514,645
NET ASSETS	$5,961,282		$4,740,250	$112,000,644	$5,149	$447,711		$428,700	$40,003	$1,384,177	$1,472,679	$11,559,603
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	117,522		178,907	2,028,724	318	31,734		24,022	7,909	219,524	105,526	234,304
NET ASSET VALUE (offering and redemption price per share):	$50.72		$26.50	$55.21	$16.19	$14.11		$17.85	$5.06	$6.31	$13.96	$49.34
(a) Includes securities on loan valued at:	$—		$—	$43,537	$—	$—		$—	$—	$—	$—	$88,166

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

172  ::  Statements of Assets and Liabilities  ::  June 30, 2026 (unaudited)

June 30, 2026 (unaudited)  ::  Statements of Assets and Liabilities  ::  173

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq‑100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq‑100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
ASSETS:
Total Investment Securities, at cost	$14,612,552		$14,554,196	$18,798,335	$15,367,448	$8,440,606		$198,043,961	$4,000	$1,244,000	$14,837,057	$6,273,350
Securities, at value(a)	21,389,684		19,622,902	62,673,879	16,208,816	8,872,890		273,449,392	—	—	13,378,596	2,668,256
Repurchase agreements, at value	40,000		27,000	1,181,000	12,403,000	3,062,000		94,596,000	4,000	1,244,000	6,308,000	3,677,000
Total Investment Securities, at value	21,429,684		19,649,902	63,854,879	28,611,816	11,934,890		368,045,392	4,000	1,244,000	19,686,596	6,345,256
Cash	53,376		32,353	53,840	45,072	99,951		562,439	628	22,361	358,164	57
Segregated cash balances for futures contracts with brokers	—		—	—	247,950	133,096		3,877,148	—	—	533,997	—
Segregated cash balances for swap agreements with custodian	—		—	310,000	221	175		61	771	184	254	81
Dividends and interest receivable	10,433		21,299	8,152	9,038	10,261		48,628	1	121	11,057	17,217
Receivable for capital shares issued	109,313		72,994	10,756	7,856	23,720		561,270	—	1,027	442,335	—
Receivable for investments sold	—		38,281	4,340,690	—	39,687		—	—	—	12,097	—
Unrealized appreciation on swap agreements	—		—	38,254	295,757	95,549		7,393,121	—	—	117,163	26,531
Variation margin on futures contracts	—		—	—	21,747	—		396,354	—	—	16,621	—
Prepaid expenses	65		81	191	83	40		1,138	—	7	66	25
TOTAL ASSETS	21,602,871		19,814,910	68,616,762	29,239,540	12,337,369		380,885,551	5,400	1,267,700	21,178,350	6,389,167
LIABILITIES:
Payable for investments purchased	74,315		64,498	4,389,733	—	47,232		—	—	—	46,720	—
Payable for collateral for securities loaned	4,845		138,385	—	888	34,862		—	—	—	147,796	—
Payable for capital shares redeemed	1,872		6,217	158,768	883	2,695		1,281,179	—	92	28,483	14,509
Unrealized depreciation on swap agreements	—		—	—	—	—		—	28	41,944	—	—
Variation margin on futures contracts	—		—	—	—	14,412		—	—	—	—	—
Advisory fees payable	12,609		12,359	38,208	16,919	7,085		236,575	3	245	10,112	2,809
Management services fees payable	1,681		1,648	5,094	2,256	945		31,543	1	33	1,348	562
Administration and fund accounting fees payable	2,093		2,092	5,712	2,836	1,322		34,572	1	154	3,026	623
Administrative services fees payable	3,472		3,482	7,278	4,555	2,251		74,583	—	147	3,765	1,127
Distribution fees payable	4,154		3,924	12,736	5,640	2,335		77,053	1	184	3,897	1,381
Transfer agent fees payable	1,958		1,904	5,939	2,570	1,094		36,647	1	85	1,814	651
Compliance services fees payable	13		13	38	17	7		229	—	1	12	4
Other accrued expenses	8,256		8,485	32,531	5,216	6,098		191,568	4	1,448	18,899	2,176
TOTAL LIABILITIES	115,268		243,007	4,656,037	41,780	120,338		1,963,949	39	44,333	265,872	23,842
Commitments and contingencies (Note 4)
NET ASSETS	$21,487,603		$19,571,903	$63,960,725	$29,197,760	$12,217,031		$378,921,602	$5,361	$1,223,367	$20,912,478	$6,365,325
NET ASSETS CONSIST OF:
Capital	$13,950,648		$16,642,119	$16,227,083	$22,676,865	$7,095,242		$107,365,772	$977,716	$15,189,849	$17,566,631	$16,367,230
Total distributable earnings (loss)	7,536,955		2,929,784	47,733,642	6,520,895	5,121,789		271,555,830	(972,355)	(13,966,482)	3,345,847	(10,001,905)
NET ASSETS	$21,487,603		$19,571,903	$63,960,725	$29,197,760	$12,217,031		$378,921,602	$5,361	$1,223,367	$20,912,478	$6,365,325
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	606,335		391,883	708,118	549,341	224,182		5,421,389	3,225	125,642	863,735	611,671
NET ASSET VALUE (offering and redemption price per share):	$35.44		$49.94	$90.32	$53.15	$54.50		$69.89	$1.66	$9.74	$24.21	$10.41
(a) Includes securities on loan valued at:	$4,390		$134,813	$—	$730	$11,480		$—	$—	$—	$141,551	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

174  ::  Statements of Assets and Liabilities  ::  June 30, 2026 (unaudited)

ProFund VP Utilities
ASSETS:
Total Investment Securities, at cost	$9,656,855
Securities, at value(a)	31,284,284
Repurchase agreements, at value	735,000
Total Investment Securities, at value	32,019,284
Cash	324
Segregated cash balances for swap agreements with custodian	320,000
Dividends and interest receivable	29,979
Receivable for capital shares issued	3,472
Prepaid expenses	153
TOTAL ASSETS	32,373,212
LIABILITIES:
Payable for capital shares redeemed	35,042
Unrealized depreciation on swap agreements	1,382
Advisory fees payable	19,455
Management services fees payable	2,594
Administration and fund accounting fees payable	3,010
Administrative services fees payable	5,931
Distribution fees payable	6,485
Transfer agent fees payable	3,129
Compliance services fees payable	23
Other accrued expenses	20,878
TOTAL LIABILITIES	97,929
Commitments and contingencies (Note 4)
NET ASSETS	$32,275,283
NET ASSETS CONSIST OF:
Capital	$9,306,107
Total distributable earnings (loss)	22,969,176
NET ASSETS	$32,275,283
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	602,857
NET ASSET VALUE (offering and redemption price per share):	$53.54
(a) Includes securities on loan valued at:	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of Operations

176  ::  Statements of Operations  ::  For the Periods Indicated (unaudited)

For the Periods Indicated (unaudited)  ::  Statements of Operations  ::  177

	ProFund									ProFund VP			ProFund VP	ProFund VP
	Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Bull	Communication Services	Consumer Discretionary	Consumer Staples	ProFund VP Dow 30
	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026
INVESTMENT INCOME:
Dividends	$—		$161,614	$53,102		$—	$22,021	$232,436	$72,559	$77,659	$141,001	$—
Interest	167,779		—	1,183		33,692	13,080	233,421	3,786	5,337	3,010	6,504
Foreign tax withholding	—		(4,812)	—		—	—	(53)	—	—	—	—
Net income from securities lending	—		31,986	1		—	13,765	10	206	—	43	—
TOTAL INVESTMENT INCOME	167,779		188,788	54,286		33,692	48,866	465,814	76,551	82,996	144,054	6,504
EXPENSES:
Advisory fees	39,669		77,210	15,904		7,167	156,994	193,949	45,341	69,503	39,655	1,395
Management services fees	5,289		10,295	2,121		956	20,932	25,860	6,045	9,267	5,287	186
Administration and fund accounting fees	5,393		7,589	2,214		936	21,747	27,931	6,513	8,819	5,229	191
Distribution fees	13,223		25,736	5,301		2,389	52,331	64,650	15,114	23,168	13,218	465
Transfer agency fees	3,326		4,669	1,255		576	13,271	16,599	3,997	5,395	3,185	118
Administrative services fees	12,706		19,232	5,875		2,307	37,621	61,632	14,725	24,111	13,948	260
Custody fees	827		18,629	258		146	3,112	4,011	921	1,372	784	28
Trustee fees	68		95	26		13	266	322	81	109	65	2
Compliance service fees	23		34	9		4	95	136	29	39	24	1
Other fees	4,896		8,083	2,499		1,071	29,115	31,440	7,490	11,911	6,971	239
Recoupment of prior expenses reduced by Advisor	539		2,924	537		—	—	8,000	1,723	3,398	846	—
Total Gross Expenses before reductions	85,959		174,496	35,999		15,565	335,484	434,530	101,979	157,092	89,212	2,885
Expenses reduced and reimbursed by the Advisor	—		(2,371)	(232)		—	—	—	—	(790)	—	—
Fees paid indirectly	(827)		(158)	(143)	(17)		(1,125)	(80)	(415)	(615)	(386)	(4)
TOTAL NET EXPENSES	85,132		171,967	35,624		15,548	334,359	434,450	101,564	155,687	88,826	2,881
NET INVESTMENT INCOME (LOSS)	82,647		16,821	18,662		18,144	(285,493)	31,364	(25,013)	(72,691)	55,228	3,623
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—		(507,297)	275,184		—	5,541,258	4,369,419	374,551	704,389	234,475	—
Net realized gains (losses) on futures contracts	—		—	—		(19,641)	—	176,682	—	—	—	—
Net realized gains (losses) on swap agreements	(62,755)		—	7,191		(98,620)	231,383	(457,176)	(27,589)	(21,312)	18,314	22,356
Change in net unrealized appreciation/depreciation on investment securities	—		1,192,123	191,342		—	5,651,072	(1,492,416)	(1,513,641)	(1,211,847)	482,074	—
Change in net unrealized appreciation/depreciation on futures contracts	—		—	—		(7,583)	—	68,265	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(6,198)		—	4,170	(20,870)		93,128	102,007	808	13,649	(1,545)	4,022
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(68,953)		684,826	477,887	(146,714)		11,516,841	2,766,781	(1,165,871)	(515,121)	733,318	26,378
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,694		$701,647	$496,549		$(128,570)	$11,231,348	$2,798,145	$(1,190,884)	$(587,812)	$788,546	$30,001

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

178  ::  Statements of Operations  ::  For the Periods Indicated (unaudited)

For the Periods Indicated (unaudited)  ::  Statements of Operations  ::  179

ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026
INVESTMENT INCOME:
Dividends	$301,851	$556,138	$292,832	$—	$259,305	$—	$266,917	$110,288	$—	$19,191
Interest	6,365	10,936	—	9,904	7,106	528,743	7,524	5,838	264,872	2,936
Foreign tax withholding	(29,083)	—	(19,526)	—	—	—	—	—	—	—
Net income from securities lending	36,479	—	2,268	—	2	—	—	—	—	5
TOTAL INVESTMENT INCOME	315,612	567,074	275,574	9,904	266,413	528,743	274,441	116,126	264,872	22,132
EXPENSES:
Advisory fees	132,151	146,308	63,197	2,088	107,253	108,911	114,366	73,576	56,478	41,862
Management services fees	17,620	19,508	8,426	278	14,300	14,521	15,249	9,810	7,530	5,582
Administration and fund accounting fees	15,790	19,730	6,877	217	15,454	14,392	15,464	9,619	7,646	5,704
Distribution fees	44,050	48,769	21,066	696	35,751	—	38,122	24,525	18,826	13,954
Transfer agency fees	9,698	12,150	4,211	133	9,451	8,420	9,478	5,856	4,722	3,444
Administrative services fees	40,519	48,541	17,153	658	31,601	—	33,899	23,443	18,499	14,078
Custody fees	21,700	3,056	10,301	3,003	2,268	4,233	2,248	3,559	1,138	702
Trustee fees	200	245	85	3	188	168	190	117	96	69
Compliance service fees	67	96	30	1	66	62	68	45	35	24
Audit fees	10,436	13,564	4,644	145	10,290	8,559	10,647	6,325	4,896	3,744
Licensing fees	3,450	6,327	—	788	4,599	—	4,808	2,948	—	1,095
Other fees	5,407	7,353	2,574	71	5,646	6,138	5,551	3,241	2,525	1,892
Recoupment of prior expenses reduced by Advisor	210	6,151	5,155	—	4,500	—	7,196	2,461	2,563	2,073
Total Gross Expenses before reductions	301,298	331,798	143,719	8,081	241,367	165,404	257,286	165,525	124,954	94,223
Expenses reduced and reimbursed by the Advisor	(2,568)	(2,947)	(2,032)	(3,390)	—	(34,712)	—	—	—	—
Fees paid indirectly	(2,711)	(1,120)	—	(13)	(1,121)	(1)	(1,108)	(714)	(68)	(451)
TOTAL NET EXPENSES	296,019	327,731	141,687	4,678	240,246	130,691	256,178	164,811	124,886	93,772
NET INVESTMENT INCOME (LOSS)	19,593	239,343	133,887	5,226	26,167	398,052	18,263	(48,685)	139,986	(71,640)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,772,984	2,116,120	1,017,174	—	3,581,853	46	3,457,620	634,437	—	1,173,914
Net realized gains (losses) on swap agreements	(107,401)	190,648	—	—	(66,673)	—	(29,417)	78,733	943,424	(20,505)
Net realized gains (losses) on forward currency contracts	—	—	—	(13,155)	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(998,827)	3,656,652	1,940,251	—	(4,537,480)	—	(2,629,986)	2,527,585	—	(1,550,716)
Change in net unrealized appreciation/depreciation on swap agreements	23,746	(25,215)	—	—	7,418	—	27,593	16,389	107,460	8,598
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	(6,663)	—	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	690,502	5,938,205	2,957,425	(19,818)	(1,014,882)	46	825,810	3,257,144	1,050,884	(388,709)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$710,095	$6,177,548	$3,091,312	$(14,592)	$(988,715)	$398,098	$844,073	$3,208,459	$1,190,870	$(460,349)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

180  ::  Statements of Operations  ::  For the Periods Indicated (unaudited)

For the Periods Indicated (unaudited)  ::  Statements of Operations  ::  181

ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq‑100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026
INVESTMENT INCOME:
Dividends	$—	$104,417	$161,809	$119,863	$—	$55,516	$102,153	$452,742	$34,704	$—
Interest	267,385	1,722	697	4,286	189,151	756	532	654,763	3,366	1,251,612
Foreign tax withholding	—	—	(46)	—	—	(147)	—	(1,582)	—	—
Net income from securities lending	—	5	6	—	—	8,525	109	13	177	—
TOTAL INVESTMENT INCOME	267,385	106,144	162,466	124,149	189,151	64,650	102,794	1,105,936	38,247	1,251,612
EXPENSES:
Advisory fees	58,096	128,294	63,773	51,081	40,628	54,112	37,645	650,115	38,035	260,466
Management services fees	7,746	17,106	8,503	6,811	5,417	7,215	5,019	86,681	5,071	34,729
Administration and fund accounting fees	7,935	16,256	9,169	6,848	5,164	7,860	5,849	89,343	5,323	35,581
Distribution fees	19,365	42,765	21,258	17,027	13,543	18,037	12,548	216,705	12,678	86,822
Transfer agency fees	4,887	9,864	5,137	4,199	3,184	4,556	3,210	55,121	3,221	21,894
Administrative services fees	18,824	43,753	21,863	17,207	13,390	20,871	14,631	212,571	12,617	85,347
Custody fees	1,049	2,760	1,954	987	773	1,333	934	13,294	844	6,448
Trustee fees	99	201	105	86	65	92	65	1,120	65	448
Compliance service fees	36	68	37	31	24	33	23	393	23	153
Other fees	7,894	18,290	9,837	9,125	5,555	8,454	6,157	131,839	6,815	42,152
Recoupment of prior expenses reduced by Advisor	2,269	4,000	1,220	1,675	2,000	—	—	—	1,000	9,968
Total Gross Expenses before reductions	128,200	283,357	142,856	115,077	89,743	122,563	86,081	1,457,182	85,692	584,008
Expenses reduced and reimbursed by the Advisor	—	—	—	—	—	(1,351)	(1,755)	—	—	—
Fees paid indirectly	(594)	(2)	(2)	(605)	(70)	(1)	(1)	(925)	(494)	(563)
TOTAL NET EXPENSES	127,606	283,355	142,854	114,472	89,673	121,211	84,325	1,456,257	85,198	583,445
NET INVESTMENT INCOME (LOSS)	139,779	(177,211)	19,612	9,677	99,478	(56,561)	18,469	(350,321)	(46,951)	668,167
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	1,912,423	(71,561)	144,427	—	981,605	184,176	2,778,568	1,144,959	—
Net realized gains (losses) on futures contracts	3,700,532	—	—	—	160,894	—	—	866,562	—	—
Net realized gains (losses) on swap agreements	80,291	—	—	4,387	1,028,386	—	—	3,782,026	(783)	(8,992,946)
Change in net unrealized appreciation/depreciation on investment securities	—	1,385,271	1,253,136	1,212,058	—	1,767,710	929,373	22,899,986	571,825	—
Change in net unrealized appreciation/depreciation on futures contracts	1,401,909	—	—	—	93,385	—	—	1,030,612	—	—
Change in net unrealized appreciation/depreciation on swap agreements	1,326	—	—	5,490	173,260	—	—	537,167	14,063	2,235,081
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,184,058	3,297,694	1,181,575	1,366,362	1,455,925	2,749,315	1,113,549	31,894,921	1,730,064	(6,757,865)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,323,837	$3,120,483	$1,201,187	$1,376,039	$1,555,403	$2,692,754	$1,132,018	$31,544,600	$1,683,113	$(6,089,698)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

182  ::  Statements of Operations  ::  For the Periods Indicated (unaudited)

For the Periods Indicated (unaudited)  ::  Statements of Operations  ::  183

ProFund VP	ProFund VP Rising Rates	ProFund VP	ProFund VP	ProFund VP Short Emerging	ProFund VP Short	ProFund VP	ProFund VP Short	ProFund VP Short	ProFund VP
Real Estate	Opportunity	Semiconductor	Short Dow 30	Markets	International	Short Mid-Cap	Nasdaq‑100	Small-Cap	Small-Cap
Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026
INVESTMENT INCOME:
Dividends	$118,074	$—	$179,533	$—	$—	$—	$—	$—	$—	$57,049
Interest	1,544	85,649	33,890	429	6,551	10,432	1,010	34,873	27,565	65,300
Foreign tax withholding	—	—	(640)	—	—	—	—	—	—	(56)
Net income from securities lending	—	—	14	—	—	—	—	—	—	1,134
TOTAL INVESTMENT INCOME	119,618	85,649	212,797	429	6,551	10,432	1,010	34,873	27,565	123,427
EXPENSES:
Advisory fees	23,945	18,202	307,912	92	1,387	2,180	214	7,308	5,893	43,347
Management services fees	3,193	2,427	41,055	12	185	291	28	974	786	5,780
Administration and fund accounting fees	3,343	2,528	41,422	11	225	301	40	992	854	10,783
Distribution fees	7,982	6,067	102,638	31	462	727	71	2,436	1,964	14,449
Transfer agency fees	2,028	1,562	25,593	7	138	186	24	612	525	3,999
Administrative services fees	8,683	4,524	93,361	10	440	636	67	2,398	1,758	13,838
Custody fees	433	379	6,625	5	32	45	4	156	131	982
Trustee fees	41	31	516	—	3	3	—	13	9	82
Compliance service fees	16	11	187	—	1	1	—	5	5	29
Licensing fees	1,002	—	8,591	2	70	—	3	390	888	6,225
Other fees	3,250	2,878	42,952	8	174	287	33	1,016	1,039	6,797
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—	128	—	77	—	—
Total Gross Expenses before reductions	53,916	38,609	670,852	178	3,117	4,785	484	16,377	13,852	106,311
Expenses reduced and reimbursed by the Advisor	—	—	—	—	—	—	—	—	(636)	(9,178)
Fees paid indirectly	(279)	(66)	(3,273)	(2)	(10)	(10)	(4)	(8)	(15)	(34)
TOTAL NET EXPENSES	53,637	38,543	667,579	176	3,107	4,775	480	16,369	13,201	97,099
NET INVESTMENT INCOME (LOSS)	65,981	47,106	(454,782)	253	3,444	5,657	530	18,504	14,364	26,328
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(64,884)	—	8,191,475	—	—	—	—	—	—	997,776
Net realized gains (losses) on futures contracts	—	—	—	—	—	—	—	—	(17,492)	53,573
Net realized gains (losses) on swap agreements	13,004	72,341	1,821,546	(2,685)	9,403	(67,388)	(13,001)	(319,293)	(70,307)	352,197
Change in net unrealized appreciation/depreciation on investment securities	550,203	—	23,496,006	—	—	—	—	—	—	546,789
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—	—	—	—	(12,137)	48,564
Change in net unrealized appreciation/depreciation on swap agreements	(3,773)	(81,809)	92,427	(154)	(7,020)	(8,273)	(1,002)	(40,017)	(15,303)	70,198
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	494,550	(9,468)	33,601,454	(2,839)	2,383	(75,661)	(14,003)	(359,310)	(115,239)	2,069,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$560,531	$37,638	$33,146,672	$(2,586)	$5,827	$(70,004)	$(13,473)	$(340,806)	$(100,875)	$2,095,425

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

184  ::  Statements of Operations  ::  For the Periods Indicated (unaudited)

For the Periods Indicated (unaudited)  ::  Statements of Operations  ::  185

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq‑100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq‑100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026	Six Months Ended June 30, 2026
INVESTMENT INCOME:
Dividends	$90,580		$208,424	$155,069	$97,772		$50,566	$764,768	$—	$—	$81,570	$—
Interest	867		1,246	14,566	127,565		53,543	1,492,474	85	44,221	97,695	120,121
Foreign tax withholding	—		—	(272)	(20)		(39)	(2,663)	—	—	(80)	—
Net income from securities lending	79		287	2	4		2,626	30	—	—	1,678	—
TOTAL INVESTMENT INCOME	91,526		209,957	169,365	225,321		106,696	2,254,609	85	44,221	180,863	120,121
EXPENSES:
Advisory fees	65,111		73,250	191,608	89,791		38,954	1,175,091	23	8,512	63,514	15,096
Management services fees	8,681		9,766	25,548	11,972		5,194	156,678	4	1,135	8,469	3,019
Administration and fund accounting fees	8,885		9,950	25,906	9,897		6,147	156,088	4	1,701	12,630	2,805
Distribution fees	21,704		24,417	63,869	29,930		12,985	391,697	8	2,838	21,171	7,548
Transfer agency fees	5,144		5,617	15,937	5,689		3,306	96,411	2	656	5,527	1,734
Administrative services fees	20,346		24,187	39,761	27,295		14,087	409,074	—	1,976	21,422	6,673
Custody fees	1,495		1,652	3,469	1,393		811	17,412	—	154	1,346	307
Trustee fees	104		115	323	115		67	1,960	—	8	113	35
Compliance service fees	38		41	116	40		24	678	—	4	40	13
Licensing fees	1,044		991	8,045	1,796		575	64,443	1	298	8,683	—
Other fees	9,007		9,797	26,913	8,943		5,509	166,909	2	895	9,534	3,254
Recoupment of prior expenses reduced by Advisor	4,294		4,307	—	3,500		—	3,685	—	1,246	—	1,402
Total Gross Expenses before reductions	145,853		164,090	401,495	190,361		87,659	2,640,126	44	19,423	152,449	41,886
Expenses reduced and reimbursed by the Advisor	—		—	—	—		(352)	(109)	—	(347)	(10,068)	—
Fees paid indirectly	(2)		(11)	(1,949)	(130)		(50)	(7,807)	—	(8)	(159)	(220)
TOTAL NET EXPENSES	145,851		164,079	399,546	190,231		87,257	2,632,210	44	19,068	142,222	41,666
NET INVESTMENT INCOME (LOSS)	(54,325)		45,878	(230,181)	35,090		19,439	(377,601)	41	25,153	38,641	78,455
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,384,201		(360,116)	4,700,855	(86,969)		439,447	1,334,067	—	—	1,557,544	(163,039)
Net realized gains (losses) on futures contracts	—		—	—	176,681		96,531	2,353,702	—	—	270,433	—
Net realized gains (losses) on swap agreements	—		—	257,651	1,298,899		1,340,186	52,816,923	(887)	(3,005,454)	2,803,394	(68,143)
Change in net unrealized appreciation/depreciation on investment securities	2,915,181		3,802,102	10,282,097	1,285,848		699,105	37,922,918	—	—	674,301	130,625
Change in net unrealized appreciation/depreciation on futures contracts	—		—	—	68,265		59,273	1,617,504	—	—	244,603	—
Change in net unrealized appreciation/depreciation on swap agreements	—		—	48,781	527,407		258,722	11,466,937	(134)	(45,991)	399,835	54,122
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,299,382		3,441,986	15,289,384	3,270,131		2,893,264	107,512,051	(1,021)	(3,051,445)	5,950,110	(46,435)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,245,057		$3,487,864	$15,059,203	$3,305,221		$2,912,703	$107,134,450	$(980)	$(3,026,292)	$5,988,751	$32,020

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

186  ::  Statements of Operations  ::  For the Periods Indicated (unaudited)

ProFund VP Utilities
Six Months Ended June 30, 2026
INVESTMENT INCOME:
Dividends	$450,181
Interest	9,145
TOTAL INVESTMENT INCOME	459,326
EXPENSES:
Advisory fees	123,024
Management services fees	16,403
Administration and fund accounting fees	16,509
Distribution fees	41,008
Transfer agency fees	10,158
Administrative services fees	41,161
Custody fees	3,293
Trustee fees	202
Compliance service fees	75
Other fees	21,784
Recoupment of prior expenses reduced by Advisor	3,000
Total Gross Expenses before reductions	276,617
Fees paid indirectly	(1,043)
TOTAL NET EXPENSES	275,574
NET INVESTMENT INCOME (LOSS)	183,752
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,373,408
Net realized gains (losses) on swap agreements	25,454
Change in net unrealized appreciation/depreciation on investment securities	425,528
Change in net unrealized appreciation/depreciation on swap agreements	(1,314)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,823,076
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,006,828

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of
Changes in Net Assets

188  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  189

ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$82,647	$284,069	$16,821	$13,253	$18,662	$48,528	$18,144	$58,974	$(285,493)	$(413,785)
Net realized gains (losses) on investments	(62,755)	389,196	(507,297)	829,704	282,375	491,641	(118,261)	(404,613)	5,772,641	2,652,619
Change in unrealized appreciation/depreciation on investments	(6,198)	(24,884)	1,192,123	2,699,876	195,512	(110,506)	(28,453)	(17,566)	5,744,200	7,923,089
Change in net assets resulting from operations	13,694	648,381	701,647	3,542,833	496,549	429,663	(128,570)	(363,205)	11,231,348	10,161,923
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(50,134)	(339,615)	—	(882,108)	—	(55,386)	—	(64,199)	—	(2,603,381)
Change in net assets resulting from distributions	(50,134)	(339,615)	—	(882,108)	—	(55,386)	—	(64,199)	—	(2,603,381)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,652,976	12,289,392	13,910,336	45,789,559	3,843,276	53,411,398	13,284,099	73,681,936	15,947,578	70,876,899
Distributions reinvested	50,134	339,615	—	882,108	—	55,386	—	64,199	—	2,603,381
Value of shares redeemed	(12,104,602)	(14,532,650)	(11,380,701)	(46,310,124)	(4,369,455)	(54,206,153)	(12,431,560)	(73,508,638)	(19,629,406)	(75,905,849)
Change in net assets resulting from capital transactions	(4,401,492)	(1,903,643)	2,529,635	361,543	(526,179)	(739,369)	852,539	237,497	(3,681,828)	(2,425,569)
Change in net assets	(4,437,932)	(1,594,877)	3,231,282	3,022,268	(29,630)	(365,092)	723,969	(189,907)	7,549,520	5,132,973
NET ASSETS:
Beginning of period	12,915,864	14,510,741	19,242,410	16,220,142	4,448,254	4,813,346	1,288,220	1,478,127	41,265,252	36,132,279
End of period	$8,477,932	$12,915,864	$22,473,692	$19,242,410	$4,418,624	$4,448,254	$2,012,189	$1,288,220	$48,814,772	$41,265,252
SHARE TRANSACTIONS:
Issued	296,441	486,381	301,741	1,007,256	102,971	1,566,368	1,531,617	7,754,915	307,157	1,837,038
Reinvested	1,963	13,423	—	19,664	—	1,639	—	6,744	—	73,438
Redeemed	(470,947)	(582,118)	(247,085)	(1,026,190)	(117,826)	(1,590,572)	(1,434,829)	(7,754,850)	(376,042)	(1,970,338)
Change in shares	(172,542)	(82,314)	54,656	730	(14,855)	(22,565)	96,788	6,809	(68,885)	(59,862)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

190  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  191

ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$31,364	$73,412	$(25,013)	$(48,574)	$(72,691)	$(161,965)	$55,228	$107,920	$3,623	$9,296
Net realized gains (losses) on investments	4,088,925	10,299,783	346,962	1,372,657	683,077	1,104,178	252,789	(195,501)	22,356	31,927
Change in unrealized appreciation/depreciation on investments	(1,322,144)	(3,292,457)	(1,512,833)	991,015	(1,198,198)	(349,874)	480,529	56,121	4,022	1,152
Change in net assets resulting from operations	2,798,145	7,080,738	(1,190,884)	2,315,098	(587,812)	592,339	788,546	(31,460)	30,001	42,375
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(9,601,102)	(2,960,339)	—	—	(1,254,289)	(1,603,776)	(321,317)	(1,288,118)	—	(38,592)
Change in net assets resulting from distributions	(9,601,102)	(2,960,339)	—	—	(1,254,289)	(1,603,776)	(321,317)	(1,288,118)	—	(38,592)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	144,067,000	305,254,604	29,988,006	64,532,723	34,175,802	57,279,475	25,127,914	42,685,010	26,248	19,154
Distributions reinvested	9,601,102	2,960,339	—	—	1,254,289	1,603,776	321,317	1,288,118	—	38,592
Value of shares redeemed	(151,037,662)	(317,198,401)	(31,727,716)	(65,336,809)	(35,738,964)	(64,616,009)	(25,008,055)	(43,155,117)	(33,233)	(84,521)
Change in net assets resulting from capital transactions	2,630,440	(8,983,458)	(1,739,710)	(804,086)	(308,873)	(5,732,758)	441,176	818,011	(6,985)	(26,775)
Change in net assets	(4,172,517)	(4,863,059)	(2,930,594)	1,511,012	(2,150,974)	(6,744,195)	908,405	(501,567)	23,016	(22,992)
NET ASSETS:
Beginning of period	54,160,298	59,023,357	14,258,925	12,747,913	19,601,435	26,345,630	9,407,726	9,909,293	357,200	380,192
End of period	$49,987,781	$54,160,298	$11,328,331	$14,258,925	$17,450,461	$19,601,435	$10,316,131	$9,407,726	$380,216	$357,200
SHARE TRANSACTIONS:
Issued	2,254,584	5,186,355	496,977	1,175,473	481,897	801,305	818,664	1,364,907	1,142	820
Reinvested	171,021	48,955	—	—	19,199	23,351	10,944	43,298	—	1,845
Redeemed	(2,389,852)	(5,398,889)	(526,110)	(1,194,365)	(509,999)	(909,263)	(811,698)	(1,385,900)	(1,432)	(3,735)
Change in shares	35,753	(163,579)	(29,133)	(18,892)	(8,903)	(84,607)	17,910	22,305	(290)	(1,070)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

192  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  193

ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,593	$284,155	$239,343	$586,801	$133,887	$289,188	$5,226	$16,363	$26,167	$(63,845)
Net realized gains (losses) on investments	1,665,583	247,424	2,306,768	6,312,773	1,017,174	971,389	(13,155)	28,233	3,515,180	2,924,277
Change in unrealized appreciation/depreciation on investments	(975,081)	7,780,192	3,631,437	(3,011,556)	1,940,251	3,031,418	(6,663)	10,473	(4,530,062)	720,725
Change in net assets resulting from operations	710,095	8,311,771	6,177,548	3,888,018	3,091,312	4,291,995	(14,592)	55,069	(988,715)	3,581,157
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(347,625)	(6,508,083)	(4,679,240)	(1,470,847)	(940,903)	—	(16,609)	(3,325,301)	(517,506)
Change in net assets resulting from distributions	—	(347,625)	(6,508,083)	(4,679,240)	(1,470,847)	(940,903)	—	(16,609)	(3,325,301)	(517,506)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,008,799	292,786,776	48,538,056	492,330,869	10,510,078	38,233,624	480,606	2,526,756	38,735,645	183,295,671
Distributions reinvested	—	347,625	6,508,083	4,679,240	1,470,847	940,903	—	16,609	3,325,301	517,506
Value of shares redeemed	(45,932,969)	(283,824,612)	(49,916,486)	(501,879,232)	(14,094,176)	(36,281,382)	(800,517)	(2,351,862)	(49,768,973)	(182,822,873)
Change in net assets resulting from capital transactions	(3,924,170)	9,309,789	5,129,653	(4,869,123)	(2,113,251)	2,893,145	(319,911)	191,503	(7,708,027)	990,304
Change in net assets	(3,214,075)	17,273,935	4,799,118	(5,660,345)	(492,786)	6,244,237	(334,503)	229,963	(12,022,043)	4,053,955
NET ASSETS:
Beginning of period	35,841,769	18,567,834	30,853,728	36,514,073	17,291,077	11,046,840	667,595	437,632	39,033,288	34,979,333
End of period	$32,627,694	$35,841,769	$35,652,846	$30,853,728	$16,798,291	$17,291,077	$333,092	$667,595	$27,011,245	$39,033,288
SHARE TRANSACTIONS:
Issued	1,000,127	8,283,311	1,061,430	12,452,738	297,187	1,332,173	32,021	167,649	681,494	3,240,461
Reinvested	—	9,614	176,180	135,945	41,833	33,508	—	1,098	64,145	9,153
Redeemed	(1,101,898)	(8,023,464)	(1,091,289)	(12,641,438)	(403,927)	(1,244,884)	(53,510)	(156,239)	(883,311)	(3,247,191)
Change in shares	(101,771)	269,461	146,321	(52,755)	(64,907)	120,797	(21,489)	12,508	(137,672)	2,423

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

194  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  195

ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$398,052	$939,860	$18,263	$63,760	$(48,685)	$(46,935)	$139,986	$314,095	$(71,640)	$(178,944)
Net realized gains (losses) on investments	46	—	3,428,203	2,444,323	713,170	859,630	943,424	2,562,941	1,153,409	1,580,090
Change in unrealized appreciation/depreciation on investments	—	—	(2,602,393)	1,314,895	2,543,974	1,953,520	107,460	26,440	(1,542,118)	(341,591)
Change in net assets resulting from operations	398,098	939,860	844,073	3,822,978	3,208,459	2,766,215	1,190,870	2,903,476	(460,349)	1,059,555
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(397,699)	(939,860)	(2,464,625)	(3,642,286)	(954,685)	(462,588)	—	(369,306)	(1,266,023)	(116,678)
Change in net assets resulting from distributions	(397,699)	(939,860)	(2,464,625)	(3,642,286)	(954,685)	(462,588)	—	(369,306)	(1,266,023)	(116,678)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,466,765	55,607,084	24,929,151	187,909,581	46,124,609	64,349,732	9,580,026	30,342,006	5,637,003	13,488,469
Distributions reinvested	397,699	939,860	2,464,625	3,642,286	954,685	462,588	—	369,306	1,266,023	116,678
Value of shares redeemed	(22,205,699)	(59,427,419)	(28,763,558)	(189,693,403)	(41,178,868)	(67,024,118)	(9,012,456)	(28,968,393)	(7,464,366)	(15,135,141)
Change in net assets resulting from capital transactions	2,658,765	(2,880,475)	(1,369,782)	1,858,464	5,900,426	(2,211,798)	567,570	1,742,919	(561,340)	(1,529,994)
Change in net assets	2,659,164	(2,880,475)	(2,990,334)	2,039,156	8,154,200	91,829	1,758,440	4,277,089	(2,287,712)	(587,117)
NET ASSETS:
Beginning of period	28,123,222	31,003,697	34,558,480	32,519,324	16,749,594	16,657,765	14,288,000	10,010,911	13,233,688	13,820,805
End of period	$30,782,386	$28,123,222	$31,568,146	$34,558,480	$24,903,794	$16,749,594	$16,046,440	$14,288,000	$10,945,976	$13,233,688
SHARE TRANSACTIONS:
Issued	24,466,765	55,607,093	407,055	2,894,588	408,422	656,157	366,240	1,309,258	206,152	475,187
Reinvested	397,699	939,851	43,839	67,953	8,511	4,658	—	15,735	50,803	3,988
Redeemed	(22,205,699)	(59,427,419)	(464,839)	(2,923,844)	(367,141)	(683,812)	(346,537)	(1,251,606)	(279,217)	(539,044)
Change in shares	2,658,765	(2,880,475)	(13,945)	38,697	49,792	(22,997)	19,703	73,387	(22,262)	(59,869)

Amounts designated as ‘ –  ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

196  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  197

ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$139,779	$273,194	$(177,211)	$(355,582)	$19,612	$44,775	$9,677	$53,215	$99,478	$239,912
Net realized gains (losses) on investments	3,780,823	2,889,634	1,912,423	1,535,116	(71,561)	1,044,410	148,814	181,309	1,189,280	106,170
Change in unrealized appreciation/depreciation on investments	1,403,235	(9,506)	1,385,271	4,747,919	1,253,136	263,043	1,217,548	(573,094)	266,645	9,607
Change in net assets resulting from operations	5,323,837	3,153,322	3,120,483	5,927,453	1,201,187	1,352,228	1,376,039	(338,570)	1,555,403	355,689
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,150,145)	(2,140,148)	(1,432,268)	(3,031,007)	(1,467,733)	(1,889,479)	(202,783)	(1,661,177)	(239,912)	(372,308)
Change in net assets resulting from distributions	(3,150,145)	(2,140,148)	(1,432,268)	(3,031,007)	(1,467,733)	(1,889,479)	(202,783)	(1,661,177)	(239,912)	(372,308)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,807,441	34,816,187	11,129,992	40,255,433	5,635,656	19,920,766	10,496,966	82,450,500	2,877,117	4,150,109
Distributions reinvested	3,150,145	2,140,148	1,432,268	3,031,007	1,467,733	1,889,479	202,783	1,661,177	239,912	372,308
Value of shares redeemed	(15,670,883)	(34,506,982)	(20,350,302)	(41,309,480)	(5,336,399)	(22,735,566)	(9,193,504)	(83,277,828)	(2,499,174)	(5,267,237)
Change in net assets resulting from capital transactions	2,286,703	2,449,353	(7,788,042)	1,976,960	1,766,990	(925,321)	1,506,245	833,849	617,855	(744,820)
Change in net assets	4,460,395	3,462,527	(6,099,827)	4,873,406	1,500,444	(1,462,572)	2,679,501	(1,165,898)	1,933,346	(761,439)
NET ASSETS:
Beginning of period	13,823,212	10,360,685	39,000,182	34,126,776	15,504,929	16,967,501	11,523,235	12,689,133	9,433,886	10,195,325
End of period	$18,283,607	$13,823,212	$32,900,355	$39,000,182	$17,005,373	$15,504,929	$14,202,736	$11,523,235	$11,367,232	$9,433,886
SHARE TRANSACTIONS:
Issued	183,924	519,608	147,249	567,258	115,562	415,395	119,873	968,545	147,938	230,940
Reinvested	39,161	35,866	18,313	43,158	31,742	42,242	2,296	21,621	11,954	21,214
Redeemed	(197,741)	(510,546)	(274,703)	(589,817)	(108,259)	(479,614)	(105,454)	(994,475)	(128,020)	(297,680)
Change in shares	25,344	44,928	(109,141)	20,599	39,045	(21,977)	16,715	(4,309)	31,872	(45,526)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

198  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  199

ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq‑100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(56,561)	$(103,918)	$18,469	$40,715	$(350,321)	$(269,319)	$(46,951)	$(40,671)	$668,167	$966,694
Net realized gains (losses) on investments	981,605	971,096	184,176	403,790	7,427,156	15,493,727	1,144,176	1,519,424	(8,992,946)	39,254,320
Change in unrealized appreciation/depreciation on investments	1,767,710	(148,186)	929,373	42,080	24,467,765	11,411,037	585,888	1,002,258	2,235,081	(3,447,589)
Change in net assets resulting from operations	2,692,754	718,992	1,132,018	486,585	31,544,600	26,635,445	1,683,113	2,481,011	(6,089,698)	36,773,425
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(991,519)	(1,251,839)	(395,146)	(1,050,819)	(15,837,527)	(11,559,525)	(1,574,025)	(20,150)	(35,667,215)	(898,696)
Change in net assets resulting from distributions	(991,519)	(1,251,839)	(395,146)	(1,050,819)	(15,837,527)	(11,559,525)	(1,574,025)	(20,150)	(35,667,215)	(898,696)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,987,624	8,793,914	3,275,891	15,878,663	324,655,674	503,679,063	4,662,206	14,094,229	48,373,661	204,389,694
Distributions reinvested	991,519	1,251,839	395,146	1,050,819	15,837,527	11,559,525	1,574,025	20,150	35,667,215	898,696
Value of shares redeemed	(8,064,706)	(8,952,623)	(4,666,373)	(16,523,021)	(336,769,440)	(539,549,756)	(5,238,412)	(15,545,812)	(56,285,165)	(198,930,484)
Change in net assets resulting from capital transactions	(85,563)	1,093,130	(995,336)	406,461	3,723,761	(24,311,168)	997,819	(1,431,433)	27,755,711	6,357,906
Change in net assets	1,615,672	560,283	(258,464)	(157,773)	19,430,834	(9,235,248)	1,106,907	1,029,428	(14,001,202)	42,232,635
NET ASSETS:
Beginning of period	13,593,292	13,033,009	10,292,962	10,450,735	169,793,854	179,029,102	10,403,584	9,374,156	65,507,525	23,274,890
End of period	$15,208,964	$13,593,292	$10,034,498	$10,292,962	$189,224,688	$169,793,854	$11,510,491	$10,403,584	$51,506,323	$65,507,525
SHARE TRANSACTIONS:
Issued	168,387	230,263	72,412	364,621	4,496,572	7,721,241	115,607	413,748	980,483	4,398,935
Reinvested	23,732	33,688	8,856	25,831	211,930	175,304	42,278	618	876,344	20,114
Redeemed	(193,914)	(235,149)	(103,605)	(386,450)	(4,667,849)	(8,296,691)	(130,219)	(455,801)	(1,234,779)	(4,288,158)
Change in shares	(1,795)	28,802	(22,337)	4,002	40,653	(400,146)	27,666	(41,435)	622,048	130,891

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

200  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  201

ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$65,981	$67,565	$47,106	$191,808	$(454,782)	$(756,367)	$253	$163	$3,444	$8,873
Net realized gains (losses) on investments	(51,880)	510,188	72,341	103,299	10,013,021	12,771,229	(2,685)	(1,423)	9,403	(64,265)
Change in unrealized appreciation/depreciation on investments	546,430	(398,699)	(81,809)	(236,620)	23,588,433	(2,499,860)	(154)	78	(7,020)	(4,753)
Change in net assets resulting from operations	560,531	179,054	37,638	58,487	33,146,672	9,515,002	(2,586)	(1,182)	5,827	(60,145)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(20,970)	(88,297)	—	(777,026)	(6,863,668)	(31,394,991)	—	(178)	—	(17,444)
Change in net assets resulting from distributions	(20,970)	(88,297)	—	(777,026)	(6,863,668)	(31,394,991)	—	(178)	—	(17,444)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,143,941	94,005,318	1,192,044	3,138,618	34,526,808	73,020,342	156,648	13,413	1,476,582	2,111,745
Distributions reinvested	20,970	88,297	—	777,026	6,863,668	31,394,991	—	178	—	17,444
Value of shares redeemed	(40,826,151)	(92,420,028)	(1,760,664)	(6,708,104)	(28,358,842)	(106,799,225)	(165,795)	(1,207)	(1,717,497)	(1,817,092)
Change in net assets resulting from capital transactions	(3,661,240)	1,673,587	(568,620)	(2,792,460)	13,031,634	(2,383,892)	(9,147)	12,384	(240,915)	312,097
Change in net assets	(3,121,679)	1,764,344	(530,982)	(3,510,999)	39,314,638	(24,263,881)	(11,733)	11,024	(235,088)	234,508
NET ASSETS:
Beginning of period	9,082,961	7,318,617	5,271,232	8,782,231	72,686,006	96,949,887	16,882	5,858	682,799	448,291
End of period	$5,961,282	$9,082,961	$4,740,250	$5,271,232	$112,000,644	$72,686,006	$5,149	$16,882	$447,711	$682,799
SHARE TRANSACTIONS:
Issued	745,245	1,984,999	44,568	111,192	697,130	1,621,177	9,324	737	106,700	114,360
Reinvested	446	1,858	—	29,578	128,317	860,608	—	10	—	1,070
Redeemed	(824,018)	(1,947,411)	(66,663)	(242,886)	(621,065)	(2,569,415)	(9,986)	(68)	(121,463)	(90,181)
Change in shares	(78,327)	39,446	(22,095)	(102,116)	204,382	(87,630)	(662)	679	(14,763)	25,249

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

202  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  203

ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq‑100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,657	$39,062	$530	$2,066	$18,504	$52,983	$14,364	$35,762	$26,328	$17,098
Net realized gains (losses) on investments	(67,388)	(389,324)	(13,001)	(18,069)	(319,293)	(496,799)	(87,799)	(262,898)	1,403,546	307,760
Change in unrealized appreciation/depreciation on investments	(8,273)	2,741	(1,002)	390	(40,017)	(32,998)	(27,440)	(9,391)	665,551	292,048
Change in net assets resulting from operations	(70,004)	(347,521)	(13,473)	(15,613)	(340,806)	(476,814)	(100,875)	(236,527)	2,095,425	616,906
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(18,684)	—	(2,666)	—	(119,093)	—	(50,717)	—	(71,629)
Change in net assets resulting from distributions	—	(18,684)	—	(2,666)	—	(119,093)	—	(50,717)	—	(71,629)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	554,847	3,611,485	451,946	1,115,940	10,757,720	22,830,873	11,885,684	30,230,887	12,113,868	7,502,498
Distributions reinvested	—	18,684	—	2,666	—	119,093	—	50,717	—	71,629
Value of shares redeemed	(1,881,309)	(1,949,487)	(476,418)	(1,083,029)	(10,742,665)	(22,572,367)	(11,039,663)	(31,541,177)	(13,482,842)	(7,975,393)
Change in net assets resulting from capital transactions	(1,326,462)	1,680,682	(24,472)	35,577	15,055	377,599	846,021	(1,259,573)	(1,368,974)	(401,266)
Change in net assets	(1,396,466)	1,314,477	(37,945)	17,298	(325,751)	(218,308)	745,146	(1,546,817)	726,451	144,011
NET ASSETS:
Beginning of period	1,825,166	510,689	77,948	60,650	1,709,928	1,928,236	727,533	2,274,350	10,833,152	10,689,141
End of period	$428,700	$1,825,166	$40,003	$77,948	$1,384,177	$1,709,928	$1,472,679	$727,533	$11,559,603	$10,833,152
SHARE TRANSACTIONS:
Issued	28,997	157,014	81,370	173,582	1,484,476	2,483,729	753,595	1,567,948	275,989	186,597
Reinvested	—	915	—	446	—	15,133	—	2,764	—	1,915
Redeemed	(98,853)	(84,657)	(86,824)	(170,358)	(1,491,710)	(2,473,926)	(690,942)	(1,643,865)	(308,368)	(210,587)
Change in shares	(69,856)	73,272	(5,454)	3,670	(7,234)	24,936	62,653	(73,153)	(32,379)	(22,075)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

204  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  205

ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(54,325)	$(104,955)	$45,878	$21,791	$(230,181)	$(413,398)	$35,090	$106,746	$19,439	$49,395
Net realized gains (losses) on investments	1,384,201	994,296	(360,116)	1,607,356	4,958,506	4,803,921	1,388,611	4,797,274	1,876,164	302,145
Change in unrealized appreciation/depreciation on investments	2,915,181	(314,150)	3,802,102	(1,103,635)	10,330,878	2,188,811	1,881,520	1,827,478	1,017,100	(402,478)
Change in net assets resulting from operations	4,245,057	575,191	3,487,864	525,512	15,059,203	6,579,334	3,305,221	6,731,498	2,912,703	(50,938)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(817,518)	(1,315,907)	(1,334,291)	(718,417)	(5,411,935)	(11,365,422)	—	(2,747,748)	(49,952)	(94,740)
Change in net assets resulting from distributions	(817,518)	(1,315,907)	(1,334,291)	(718,417)	(5,411,935)	(11,365,422)	—	(2,747,748)	(49,952)	(94,740)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,265,168	3,889,106	14,820,217	11,619,515	40,432,205	127,357,260	28,930,474	39,635,578	5,532,048	7,594,678
Distributions reinvested	817,518	1,315,907	1,334,291	718,417	5,411,935	11,365,422	—	2,747,748	49,952	94,740
Value of shares redeemed	(2,630,118)	(5,194,360)	(17,599,394)	(11,893,225)	(39,511,685)	(145,561,933)	(25,752,046)	(57,093,737)	(5,552,473)	(8,865,169)
Change in net assets resulting from capital transactions	2,452,568	10,653	(1,444,886)	444,707	6,332,455	(6,839,251)	3,178,428	(14,710,411)	29,527	(1,175,751)
Change in net assets	5,880,107	(730,063)	708,687	251,802	15,979,723	(11,625,339)	6,483,649	(10,726,661)	2,892,278	(1,321,429)
NET ASSETS:
Beginning of period	15,607,496	16,337,559	18,863,216	18,611,414	47,981,002	59,606,341	22,714,111	33,440,772	9,324,753	10,646,182
End of period	$21,487,603	$15,607,496	$19,571,903	$18,863,216	$63,960,725	$47,981,002	$29,197,760	$22,714,111	$12,217,031	$9,324,753
SHARE TRANSACTIONS:
Issued	131,523	132,667	306,183	266,244	481,547	1,694,949	613,265	974,941	116,243	189,236
Reinvested	24,587	45,818	27,815	17,420	61,485	161,120	—	66,693	967	2,402
Redeemed	(81,890)	(176,753)	(362,497)	(276,741)	(470,332)	(1,993,440)	(563,151)	(1,332,088)	(117,281)	(228,639)
Change in shares	74,220	1,732	(28,499)	6,923	72,700	(137,371)	50,114	(290,454)	(71)	(37,001)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

206  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  207

ProFund VP UltraNasdaq‑100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq‑100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,	Six Months Ended June 30, 2026	Year Ended December 31,
(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(377,601)	$(56,323)	$41	$56	$25,153	$54,520	$38,641	$63,625	$78,455	$187,577
Net realized gains (losses) on investments	56,504,692	40,829,066	(887)	(1,343)	(3,005,454)	(1,026,310)	4,631,371	1,380,798	(231,182)	(356,586)
Change in unrealized appreciation/depreciation on investments	51,007,359	31,252,135	(134)	48	(45,991)	(12,900)	1,318,739	128,289	184,747	119,951
Change in net assets resulting from operations	107,134,450	72,024,878	(980)	(1,239)	(3,026,292)	(984,690)	5,988,751	1,572,712	32,020	(49,058)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(27,859,261)	—	(53)	—	(54,484)	—	(130,741)	(78,455)	(187,577)
Change in net assets resulting from distributions	—	(27,859,261)	—	(53)	—	(54,484)	—	(130,741)	(78,455)	(187,577)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	139,687,615	257,388,353	—	5,000	76,332,927	156,375,771	12,897,708	34,619,366	4,358,264	7,162,724
Distributions reinvested	—	27,859,261	—	53	—	54,484	—	130,741	78,455	187,577
Value of shares redeemed	(172,332,785)	(269,530,550)	—	(90)	(72,267,740)	(155,578,322)	(12,803,431)	(37,069,151)	(3,676,517)	(7,515,070)
Change in net assets resulting from capital transactions	(32,645,170)	15,717,064	—	4,963	4,065,187	851,933	94,277	(2,319,044)	760,202	(164,769)
Change in net assets	74,489,280	59,882,681	(980)	3,671	1,038,895	(187,241)	6,083,028	(877,073)	713,767	(401,404)
NET ASSETS:
Beginning of period	304,432,322	244,549,641	6,341	2,670	184,472	371,713	14,829,450	15,706,523	5,651,558	6,052,962
End of period	$378,921,602	$304,432,322	$5,361	$6,341	$1,223,367	$184,472	$20,912,478	$14,829,450	$6,365,325	$5,651,558
SHARE TRANSACTIONS:
Issued	2,568,477	5,930,127	—	2,203	5,637,946	6,624,347	653,199	2,395,040	418,901	657,734
Reinvested	—	594,521	—	23	—	3,388	—	8,864	7,500	17,422
Redeemed	(3,117,041)	(6,159,747)	—	(40)	(5,525,055)	(6,631,601)	(664,733)	(2,564,576)	(351,576)	(703,006)
Change in shares	(548,564)	364,901	—	2,186	112,891	(3,866)	(11,534)	(160,672)	74,825	(27,850)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

208  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

	ProFund VP Utilities
	Six Months Ended June 30, 2026	Year Ended December 31,
	(unaudited)	2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$183,752	$440,971
Net realized gains (losses) on investments	1,398,862	852,782
Change in unrealized appreciation/depreciation on investments	424,214	2,742,134
Change in net assets resulting from operations	2,006,828	4,035,887
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(462,894)
Change in net assets resulting from distributions	—	(462,894)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,294,404	301,900,656
Distributions reinvested	—	462,894
Value of shares redeemed	(31,508,863)	(306,461,876)
Change in net assets resulting from capital transactions	(2,214,459)	(4,098,326)
Change in net assets	(207,631)	(525,333)
NET ASSETS:
Beginning of period	32,482,914	33,008,247
End of period	$32,275,283	$32,482,914
SHARE TRANSACTIONS:
Issued	549,573	6,290,834
Reinvested	—	9,197
Redeemed	(593,982)	(6,392,109)
Change in shares	(44,409)	(92,078)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		In Excess of Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund Access VP High Yield
For the Six Months Ended June 30, 2026 (unaudited)	$25.85		0.20		0.02 (f)	0.22			(0.15)	—	—	(0.15)	$25.92	0.85%		1.63%	1.61%	1.56%	$8,478	—
Year Ended December 31, 2025	$24.93		0.54		1.00	1.54			(0.62)	—	—	(0.62)	$25.85	6.24%		1.68%	1.67%	2.13%	$12,916	— (g)
Year Ended December 31, 2024	$24.76		0.67		0.84	1.51			(0.67)	(0.67)	—	(1.34)	$24.93	6.31%		1.69%	1.68%	2.69%	$14,511	1,298%
Year Ended December 31, 2023	$23.59		0.67		1.75	2.42			(0.67)	(0.58)	—	(1.25)	$24.76	10.43%		1.72%	1.68%	2.77%	$16,481	1,254%
Year Ended December 31, 2022	$26.51		0.11		(2.22)	(2.11)			(0.11)	(0.70)	—	(0.81)	$23.59	(7.97)%		1.69%	1.68%	0.46%	$17,015	1,532%
Year Ended December 31, 2021	$27.10		(0.34)		0.41	0.07			—	(0.66)	—	(0.66)	$26.51	0.27%		1.72%	1.68%	(1.28)%	$15,325	1,351%
ProFund VP Asia 30
For the Six Months Ended June 30, 2026 (unaudited)	$46.51		0.04		1.43	1.47			—	—	—	—	$47.98	3.16%		1.69%	1.67%	0.16%	$22,474	37%
Year Ended December 31, 2025	$39.27		0.03		9.36	9.39			(2.15)	—	—	(2.15)	$46.51	24.12%		1.72%	1.68%	0.07%	$19,242	249%
Year Ended December 31, 2024	$35.48		0.65		3.43	4.08			(0.29)	—	—	(0.29)	$39.27	11.56%		1.83%	1.68%	1.75%	$16,220	141%
Year Ended December 31, 2023	$35.46		(0.03)		1.62	1.59			(0.04)	—	(1.53)	(1.57)	$35.48	4.32%		1.83%	1.68%	(0.09)%	$15,245	151%
Year Ended December 31, 2022	$53.26		(0.17)		(12.40)	(12.57)			(0.21)	—	(5.02)	(5.23)	$35.46	(24.42)%		1.74%	1.68%	(0.44)%	$17,741	202%
Year Ended December 31, 2021	$75.87		0.24		(12.05)	(11.81)			—	—	(10.80)	(10.80)	$53.26	(18.52	)%(h)	1.68%	1.68%	0.33%	$21,907	125%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)
During October 2024, the Fund’s principal investment strategy changed the types of instruments used to obtain exposure to the high yield market.
(h)
During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.

210  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Banks
For the Six Months Ended June 30, 2026 (unaudited)	$35.65	0.16	4.39	4.55	—	—	—	$40.20	12.76%	1.70%	1.68%	0.88%	$4,419	68%
Year Ended December 31, 2025	$32.67	0.35	3.07	3.42	(0.44)	—	(0.44)	$35.65	10.53	%(f)	1.73%	1.68%	1.05%	$4,448	1,125%
Year Ended December 31, 2024	$27.36	0.36	5.57	5.93	(0.62)	—	(0.62)	$32.67	22.24	%(g)	1.79%	1.68%	1.22%	$4,813	262%
Year Ended December 31, 2023	$25.10	0.46	2.11	2.57	(0.31)	—	(0.31)	$27.36	10.39%	1.79%	1.68%	1.98%	$5,615	430%
Year Ended December 31, 2022	$31.63	0.20	(6.49)	(6.29)	(0.24)	—	(0.24)	$25.10	(19.88)%	1.74%	1.68%	0.69%	$4,496	599%
Year Ended December 31, 2021	$23.77	0.17	7.93	8.10	(0.24)	—	(0.24)	$31.63	34.09%	1.68%	1.68%	0.57%	$7,500	551%
ProFund VP Bear
For the Six Months Ended June 30, 2026 (unaudited)	$9.12	0.08	(0.75)	(0.67)	—	—	—	$8.45	(7.35)%	1.63%	1.63%	1.90%	$2,012	—
Year Ended December 31, 2025	$11.00	0.25	(1.83)	(1.58)	(0.30)	—	(0.30)	$9.12	(14.47)%	1.69%	1.68%	2.46%	$1,288	—
Year Ended December 31, 2024	$14.40	0.42	(2.33)	(1.91)	(0.99)	(0.50)	(1.49)	$11.00	(13.71)%	2.05%	1.68%	3.42%	$1,478	—
Year Ended December 31, 2023	$17.04	0.52	(3.11)	(2.59)	(0.05)	—	(0.05)	$14.40	(15.27)%	1.72%	1.68%	3.31%	$2,754	—
Year Ended December 31, 2022	$14.56	0.03	2.45	2.48	—	—	—	$17.04	17.03%	1.70%	1.68%	0.20%	$4,958	—
Year Ended December 31, 2021	$19.59	(0.28)	(4.49)	(4.77)	—	(0.26)	(0.26)	$14.56	(24.57)%	1.69%	1.68%	(1.68)%	$1,557	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the year ended December 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.12%.
(g)
During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.21%.

Financial Highlights  ::  211

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Biotechnology
For the Six Months Ended June 30, 2026 (unaudited)	$49.73	(0.36)	14.79	14.43	—	—	—	$64.16	29.02%	1.60%	1.59%	(1.36)%	$48,815	44%
Year Ended December 31, 2025	$40.62	(0.50)	12.97	12.47	—	(3.36)	(3.36)	$49.73	34.03%	1.60%	1.59%	(1.23)%	$41,265	222%
Year Ended December 31, 2024	$66.75	(0.66)	1.61	0.95	—	(27.08)	(27.08)	$40.62	(0.15)%	1.67%	1.66%	(1.24)%	$36,132	134%
Year Ended December 31, 2023	$70.69	(0.64)	7.07	6.43	—	(10.37)	(10.37)	$66.75	10.14%	1.68%	1.67%	(0.99)%	$44,534	130%
Year Ended December 31, 2022	$94.46	(0.14)	(8.78)	(8.92)	—	(14.85)	(14.85)	$70.69	(7.71)%	1.63%	1.63%	(0.19)%	$49,395	29%
Year Ended December 31, 2021	$82.13	(0.14)	13.01	12.87	—	(0.54)	(0.54)	$94.46	15.73%	1.58%	1.58%	(0.15)%	$61,798	43%
ProFund VP Bull
For the Six Months Ended June 30, 2026 (unaudited)	$64.04	0.04	5.67	5.71	(0.10)	(12.94)	(13.04)	$56.71	9.12%	1.68%	1.68%	0.12%	$49,988	46%
Year Ended December 31, 2025	$58.48	0.08	8.82	8.90	(0.24)	(3.10)	(3.34)	$64.04	15.56%	1.68%	1.68%	0.14%	$54,160	136%
Year Ended December 31, 2024	$50.53	0.20	10.95	11.15	(0.42)	(2.78)	(3.20)	$58.48	22.49%	1.71%	1.68%	0.36%	$59,023	64%
Year Ended December 31, 2023	$48.67	0.43	10.74	11.17	—	(9.31)	(9.31)	$50.53	23.74%	1.75%	1.68%	0.86%	$54,377	125%
Year Ended December 31, 2022	$70.29	(0.05)	(13.46)	(13.51)	—	(8.11)	(8.11)	$48.67	(19.74)%	1.71%	1.68%	(0.10)%	$43,609	199%
Year Ended December 31, 2021	$59.38	(0.42)	15.37	14.95	—	(4.04)	(4.04)	$70.29	26.33%	1.65%	1.65%	(0.66)%	$65,540	49%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

212  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Communication Services
For the Six Months Ended June 30, 2026 (unaudited)	$61.17	(0.12)	(5.51)	(5.63)	—	—	—	$55.54	(9.20)%	1.69%	1.68%	(0.41)%	$11,328	248%
Year Ended December 31, 2025	$50.59	(0.21)	10.79	10.58	—	—	—	$61.17	20.91%	1.70%	1.68%	(0.37)%	$14,259	414%
Year Ended December 31, 2024	$38.14	(0.19)	12.64	12.45	—	—	—	$50.59	32.64%	1.75%	1.68%	(0.43)%	$12,748	119%
Year Ended December 31, 2023	$29.19	(0.09)	9.36	9.27	(0.32)	—	(0.32)	$38.14	31.82%	1.77%	1.68%	(0.26)%	$8,468	186%
Year Ended December 31, 2022	$37.77	0.36	(8.35)	(7.99)	(0.59)	—	(0.59)	$29.19	(21.22)%	1.73%	1.68%	1.14%	$3,864	56%
Year Ended December 31, 2021	$32.25	0.53	5.38	5.91	(0.39)	—	(0.39)	$37.77	18.41%	1.69%	1.68%	1.50%	$7,438	105%
ProFund VP Consumer Discretionary
For the Six Months Ended June 30, 2026 (unaudited)	$72.21	(0.27)	(1.39)	(1.66)	—	(4.09)	(4.09)	$66.46	(2.20)%	1.70%	1.68%	(0.78)%	$17,450	158%
Year Ended December 31, 2025	$73.99	(0.54)	4.33	3.79	—	(5.57)	(5.57)	$72.21	5.51	%(f)	1.72%	1.68%	(0.77)%	$19,601	223%
Year Ended December 31, 2024	$65.99	(0.48)	15.06	14.58	—	(6.58)	(6.58)	$73.99	24.44%	1.75%	1.68%	(0.73)%	$26,346	53%
Year Ended December 31, 2023	$52.38	(0.42)	17.08	16.66	—	(3.05)	(3.05)	$65.99	32.05%	1.77%	1.68%	(0.70)%	$23,786	91%
Year Ended December 31, 2022	$77.36	(0.43)	(23.92)	(24.35)	—	(0.63)	(0.63)	$52.38	(31.53)%	1.72%	1.68%	(0.71)%	$15,454	19%
Year Ended December 31, 2021	$76.15	(0.76)	8.12	7.36	—	(6.15)	(6.15)	$77.36	10.23%	1.68%	1.68%	(0.99)%	$30,884	39%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the year ended December 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.13%.

Financial Highlights  ::  213

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Consumer Staples
For the Six Months Ended June 30, 2026 (unaudited)	$28.20	0.16	1.93	2.09	(0.32)	(0.63)	(0.95)	$29.34	7.39%	1.69%	1.68%	1.04%	$10,316	182%
Year Ended December 31, 2025	$31.83	0.33	(0.19)	0.14	(0.31)	(3.46)	(3.77)	$28.20	(0.17)%	1.75%	1.68%	1.06%	$9,408	361%
Year Ended December 31, 2024	$44.12	0.36	3.88	4.24	(0.73)	(15.80)	(16.53)	$31.83	10.36%	1.76%	1.68%	0.96%	$9,909	327%
Year Ended December 31, 2023	$50.22	0.59	1.74	2.33	(0.11)	(8.32)	(8.43)	$44.12	3.92%	1.77%	1.68%	1.21%	$10,749	167%
Year Ended December 31, 2022	$69.45	0.09	(17.04)	(16.95)	(0.03)	(2.25)	(2.28)	$50.22	(24.70)%	1.73%	1.68%	0.15%	$11,460	88%
Year Ended December 31, 2021	$62.19	0.02	11.42	11.44	(0.27)	(3.91)	(4.18)	$69.45	19.65%	1.69%	1.68%	0.03%	$26,376	65%
ProFund VP Dow 30
For the Six Months Ended June 30, 2026 (unaudited)	$22.57	0.22	1.68	1.90	—	—	—	$24.47	8.42%	1.55%	1.55%	1.95%	$380	—
Year Ended December 31, 2025	$22.50	0.57	1.96	2.53	(0.82)	(1.64)	(2.46)	$22.57	12.12%	1.58%	1.57%	2.57%	$357	—
Year Ended December 31, 2024	$20.60	0.74	1.72	2.46	(0.56)	—	(0.56)	$22.50	12.15%	1.62%	1.62%	3.44%	$380	—
Year Ended December 31, 2023	$18.15	0.61	1.85	2.46	(0.01)	—	(0.01)	$20.60	13.54%	1.64%	1.63%	3.26%	$327	—
Year Ended December 31, 2022	$23.90	0.01	(2.22)	(2.21)	—	(3.54)	(3.54)	$18.15	(8.85)%	1.57%	1.57%	0.05%	$269	—
Year Ended December 31, 2021	$23.26	(0.34)	4.18	3.84	—	(3.20)	(3.20)	$23.90	17.51%	1.47%	1.47%	(1.47)%	$218	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

214  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Emerging Markets
For the Six Months Ended June 30, 2026 (unaudited)	$40.39	0.02	1.12	1.14	—	—	—	$41.53	2.82%	1.71%	1.68%	0.11%	$32,628	77%
Year Ended December 31, 2025	$30.04	0.33	10.47	10.80	(0.45)	—	(0.45)	$40.39	36.13%	1.74%	1.68%	0.92%	$35,842	951%
Year Ended December 31, 2024	$28.29	0.34	1.88	2.22	(0.47)	—	(0.47)	$30.04	7.85%	1.81%	1.68%	1.16%	$18,568	230%
Year Ended December 31, 2023	$25.02	0.34	3.49	3.83	(0.56)	—	(0.56)	$28.29	15.31	%(f)	1.81%	1.68%	1.26%	$20,793	141%
Year Ended December 31, 2022	$30.04	0.63	(5.48)	(4.85)	(0.17)	—	(0.17)	$25.02	(16.19)%	1.78%	1.68%	2.38%	$18,753	53%
Year Ended December 31, 2021	$36.64	0.15	(6.75)	(6.60)	—	—	—	$30.04	(18.01)%	1.69%	1.68%	0.43%	$19,702	60%
ProFund VP Energy
For the Six Months Ended June 30, 2026 (unaudited)	$36.75	0.27	7.10	7.37	(0.72)	(7.24)	(7.96)	$36.16	19.59%	1.70%	1.68%	1.23%	$35,653	72%
Year Ended December 31, 2025	$40.92	0.62	1.36	1.98	(0.93)	(5.22)	(6.15)	$36.75	5.86%	1.71%	1.68%	1.57%	$30,854	1,360%
Year Ended December 31, 2024	$42.19	0.70	1.06	1.76	(0.95)	(2.08)	(3.03)	$40.92	3.77%	1.74%	1.68%	1.60%	$36,514	291%
Year Ended December 31, 2023	$44.29	0.75	(1.84)	(1.09)	(1.01)	—	(1.01)	$42.19	(2.49)%	1.75%	1.68%	1.74%	$44,431	72%
Year Ended December 31, 2022	$28.04	0.82	15.85	16.67	(0.42)	—	(0.42)	$44.29	59.43%	1.71%	1.68%	2.09%	$63,086	48%
Year Ended December 31, 2021	$18.78	0.58	9.13	9.71	(0.45)	—	(0.45)	$28.04	51.93%	1.69%	1.68%	2.30%	$30,740	80%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.13%.

Financial Highlights  ::  215

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Europe 30
For the Six Months Ended June 30, 2026 (unaudited)	$31.33	0.27	6.20	6.47	(0.57)	(2.73)	(3.30)	$34.50	20.47%	1.70%	1.68%	1.59%	$16,798	43%
Year Ended December 31, 2025	$25.63	0.49	6.90	7.39	(0.70)	(0.99)	(1.69)	$31.33	29.59%	1.72%	1.68%	1.70%	$17,291	195%
Year Ended December 31, 2024	$25.90	0.59	0.56	1.15	(0.51)	(0.91)	(1.42)	$25.63	4.35%	1.78%	1.68%	2.21%	$11,047	116%
Year Ended December 31, 2023	$22.52	0.44	3.46	3.90	(0.52)	—	(0.52)	$25.90	17.47%	1.77%	1.68%	1.83%	$15,304	120%
Year Ended December 31, 2022	$25.62	0.43	(2.37)	(1.94)	(0.29)	(0.87)	(1.16)	$22.52	(7.76)%	1.75%	1.68%	1.82%	$14,379	131%
Year Ended December 31, 2021	$20.76	0.32	4.76	5.08	(0.22)	—	(0.22)	$25.62	24.53%	1.69%	1.68%	1.30%	$17,489	138%
ProFund VP Falling U.S. Dollar
For the Six Months Ended June 30, 2026 (unaudited)	$15.12	0.14	(0.57)	(0.43)	—	—	—	$14.69	(2.84)%	2.90%	1.68%	1.88%	$333	—
Year Ended December 31, 2025	$13.83	0.37	1.13	1.50	(0.21)	—	(0.21)	$15.12	10.81%	2.86%	1.68%	2.47%	$668	—
Year Ended December 31, 2024	$15.59	0.51	(1.29)	(0.78)	(0.98)	—	(0.98)	$13.83	(5.12)%	3.32%	1.68%	3.43%	$438	—
Year Ended December 31, 2023	$15.10	0.50	(0.01)	0.49	—	—	—	$15.59	3.25%	2.97%	1.68%	3.28%	$1,151	—
Year Ended December 31, 2022	$16.55	(0.01)	(1.44)	(1.45)	—	—	—	$15.10	(8.76)%	2.41%	1.68%	(0.05)%	$505	—
Year Ended December 31, 2021	$18.37	(0.30)	(1.15)	(1.45)	—	(0.37)	(0.37)	$16.55	(8.03)%	2.23%	1.68%	(1.68)%	$481	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

216  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Financials
For the Six Months Ended June 30, 2026 (unaudited)	$59.02	0.05	(1.24)	(1.19)	—	(6.25)	(6.25)	$51.58	(2.06)%	1.69%	1.68%	0.18%	$27,011	96%
Year Ended December 31, 2025	$53.08	(0.10)	6.91	6.81	—	(0.87)	(0.87)	$59.02	12.90%	1.69%	1.68%	(0.18)%	$39,033	436%
Year Ended December 31, 2024	$45.92	—	(f)	12.20	12.20	(0.14)	(4.90)	(5.04)	$53.08	28.45%	1.73%	1.68%	0.01%	$34,979	21%
Year Ended December 31, 2023	$42.23	0.13	5.59	5.72	(0.20)	(1.83)	(2.03)	$45.92	13.88%	1.75%	1.68%	0.31%	$26,905	48%
Year Ended December 31, 2022	$50.42	0.15	(7.78)	(7.63)	(0.04)	(0.52)	(0.56)	$42.23	(15.14)%	1.71%	1.68%	0.33%	$27,395	14%
Year Ended December 31, 2021	$41.61	0.03	12.16	12.19	(0.17)	(3.21)	(3.38)	$50.42	30.10%	1.68%	1.68%	0.07%	$41,801	31%
ProFund VP Government Money Market
For the Six Months Ended June 30, 2026 (unaudited)	$1.000	0.013	—	0.013	(0.013)	—	(0.013)	$1.000	1.36%	1.39%	0.90%	2.74%	$30,782	—
Year Ended December 31, 2025	$1.000	0.032	—	0.032	(0.032)	—	(0.032)	$1.000	3.27%	1.16%	0.90%	3.24%	$28,123	—
Year Ended December 31, 2024	$1.000	0.042	—	0.042	(0.042)	—	(0.042)	$1.000	4.31%	1.17%	0.90%	4.23%	$31,004	—
Year Ended December 31, 2023	$1.000	0.041	—	(g)	0.041	(0.041)	—	(0.041)	$1.000	4.15%	1.28%	0.90	%(h)	4.06%	$30,941	—
Year Ended December 31, 2022	$1.000	0.010	—	(g)	0.010	(0.010)	—	(0.010)	$1.000	1.02%	1.16%	0.49	%(i)(j)	1.01%	$36,622	—
Year Ended December 31, 2021	$1.000	—	(g)	—	(g)	—	(g)	—	(g)	—	—	(g)	$1.000	0.01%	1.07%	—	%(i)(k)	0.01%	$46,350	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
Amount is less than $0.005.
(g)
Amount is less than $0.0005.
(h)
The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% through September 30, 2023. Effective October 1, 2023, the contractual expense limit was reduced from 1.35% to 0.90%.
(i)
The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.
(j)
The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% (excluding amounts contractually waived to support a minimum net yield).
(k)
Amount is less than 0.005%.

Financial Highlights  ::  217

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Health Care
For the Six Months Ended June 30, 2026 (unaudited)	$63.40	0.04	1.30	1.34	(0.14)	(5.17)	(5.31)	$59.43	2.58%	1.69%	1.68%	0.12%	$31,568	48%
Year Ended December 31, 2025	$64.21	0.12	6.57	6.69	—	(7.50)	(7.50)	$63.40	12.56%	1.70%	1.68%	0.19%	$34,558	511%
Year Ended December 31, 2024	$66.70	—	(f)	0.75	0.75	(0.04)	(3.20)	(3.24)	$64.21	0.82%	1.74%	1.68%	—	%(g)	$32,519	41%
Year Ended December 31, 2023	$74.44	0.05	0.51	0.56	—	(8.30)	(8.30)	$66.70	0.82%	1.74%	1.68%	0.07%	$37,241	13%
Year Ended December 31, 2022	$84.07	(0.15)	(5.18)	(5.33)	—	(4.30)	(4.30)	$74.44	(6.03)%	1.69%	1.68%	(0.20)%	$43,635	30%
Year Ended December 31, 2021	$75.46	(0.24)	15.51	15.27	(0.03)	(6.63)	(6.66)	$84.07	21.54%	1.68%	1.68%	(0.30)%	$55,677	10%
ProFund VP Industrials
For the Six Months Ended June 30, 2026 (unaudited)	$101.51	(0.27)	19.52	19.25	—	(4.82)	(4.82)	$115.94	19.13%	1.69%	1.68%	(0.50)%	$24,904	156%
Year Ended December 31, 2025	$88.60	(0.25)	15.48	15.23	—	(2.32)	(2.32)	$101.51	17.25%	1.69%	1.68%	(0.27)%	$16,750	279%
Year Ended December 31, 2024	$88.65	(0.10)	12.81	12.71	(0.18)	(12.58)	(12.76)	$88.60	15.47%	1.74%	1.68%	(0.11)%	$16,658	59%
Year Ended December 31, 2023	$83.02	0.18	13.02	13.20	—	(7.57)	(7.57)	$88.65	16.30%	1.76%	1.68%	0.21%	$15,733	82%
Year Ended December 31, 2022	$99.95	(0.18)	(15.43)	(15.61)	—	(1.32)	(1.32)	$83.02	(15.60)%	1.72%	1.68%	(0.21)%	$14,194	73%
Year Ended December 31, 2021	$90.68	(0.44)	15.06	14.62	—	(5.35)	(5.35)	$99.95	16.40%	1.69%	1.68%	(0.45)%	$21,804	72%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
Amount is less than $0.005.
(g)
Amount is less than 0.005%.

218  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP International
For the Six Months Ended June 30, 2026 (unaudited)	$24.93	0.24	1.90	2.14	—	—	—	$27.07	8.58%	1.66%	1.66%	1.86%	$16,046	—
Year Ended December 31, 2025	$20.04	0.56	5.00	5.56	(0.67)	—	(0.67)	$24.93	27.97%	1.68%	1.68%	2.43%	$14,288	—
Year Ended December 31, 2024	$20.58	0.72	(0.51)	0.21	(0.75)	—	(0.75)	$20.04	0.88%	1.70%	1.68%	3.43%	$10,011	—
Year Ended December 31, 2023	$17.81	0.62	2.15	2.77	—	—	—	$20.58	15.55%	1.71%	1.68%	3.19%	$10,459	—
Year Ended December 31, 2022	$22.33	(0.03)	(3.63)	(3.66)	—	(0.86)	(0.86)	$17.81	(16.45)%	1.68%	1.65%	(0.16)%	$12,772	—
Year Ended December 31, 2021	$20.52	(0.35)	2.16	1.81	—	—	—	$22.33	8.82%	1.60%	1.60%	(1.60)%	$12,151	—
ProFund VP Internet
For the Six Months Ended June 30, 2026 (unaudited)	$28.87	(0.17)	(0.52)	(0.69)	—	(3.08)	(3.08)	$25.10	(2.32)%	1.69%	1.68%	(1.28)%	$10,946	39%
Year Ended December 31, 2025	$26.67	(0.37)	2.81	2.44	—	(0.24)	(0.24)	$28.87	9.13%	1.71%	1.68%	(1.32)%	$13,234	47%
Year Ended December 31, 2024	$21.05	(0.30)	6.38	6.08	—	(0.46)	(0.46)	$26.67	29.34	%(f)	1.74%	1.68%	(1.29)%	$13,821	76%
Year Ended December 31, 2023	$16.40	(0.26)	8.12	7.86	—	(3.21)	(3.21)	$21.05	49.85%	1.76%	1.68%	(1.34)%	$12,491	83%
Year Ended December 31, 2022	$51.30	(0.36)	(21.75)	(22.11)	—	(12.79)	(12.79)	$16.40	(46.13)%	1.70%	1.69	%(g)	(1.40)%	$8,133	28%
Year Ended December 31, 2021	$58.55	(0.84)	3.30	2.46	—	(9.71)	(9.71)	$51.30	5.30%	1.68%	1.68%	(1.47)%	$19,532	57%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.
(g)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

Financial Highlights  ::  219

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Japan
For the Six Months Ended June 30, 2026 (unaudited)	$70.04	0.72	28.28	29.00	(1.47)	(15.48)	(16.95)	$82.09	41.91%	1.65%	1.65%	1.80%	$18,284	—
Year Ended December 31, 2025	$67.96	1.58	16.49	18.07	(3.38)	(12.61)	(15.99)	$70.04	30.69%	1.68%	1.68%	2.39%	$13,823	—
Year Ended December 31, 2024	$65.23	2.39	11.89	14.28	(1.89)	(9.66)	(11.55)	$67.96	22.22%	1.71%	1.68%	3.37%	$10,361	—
Year Ended December 31, 2023	$48.48	1.93	14.82	16.75	—	—	—	$65.23	34.51%	1.73%	1.68%	3.26%	$10,748	—
Year Ended December 31, 2022	$56.77	(0.12)	(5.32)	(5.44)	—	(2.85)	(2.85)	$48.48	(9.92)%	1.69%	1.68%	(0.22)%	$7,448	—
Year Ended December 31, 2021	$63.65	(1.02)	3.20	2.18	—	(9.06)	(9.06)	$56.77	3.89%	1.69%	1.68%	(1.68)%	$7,261	—
ProFund VP Large-Cap Growth
For the Six Months Ended June 30, 2026 (unaudited)	$74.45	(0.39)	8.67	8.28	—	(3.40)	(3.40)	$79.33	11.19%	1.66%	1.66%	(1.04)%	$32,900	25%
Year Ended December 31, 2025	$67.81	(0.74)	13.88	13.14	—	(6.50)	(6.50)	$74.45	19.96%	1.69%	1.68%	(1.05)%	$39,000	121%
Year Ended December 31, 2024	$51.60	(0.60)	17.94	17.34	—	(1.13)	(1.13)	$67.81	33.78%	1.75%	1.68%	(0.99)%	$34,127	163%
Year Ended December 31, 2023	$47.65	(0.18)	13.09	12.91	—	(8.96)	(8.96)	$51.60	27.86%	1.78%	1.68%	(0.36)%	$26,086	178%
Year Ended December 31, 2022	$85.95	(0.46)	(24.71)	(25.17)	—	(13.13)	(13.13)	$47.65	(30.64)%	1.73%	1.68%	(0.76)%	$15,799	132%
Year Ended December 31, 2021	$77.23	(0.75)	20.84	20.09	—	(11.37)	(11.37)	$85.95	29.86%	1.69%	1.68%	(0.94)%	$37,180	122%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

220  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Large-Cap Value
For the Six Months Ended June 30, 2026 (unaudited)	$47.46	0.06	3.28	3.34	(0.13)	(4.17)	(4.30)	$46.50	7.10%	1.68%	1.68%	0.23%	$17,005	28%
Year Ended December 31, 2025	$48.67	0.14	5.01	5.15	(0.32)	(6.04)	(6.36)	$47.46	11.37%	1.70%	1.68%	0.29%	$15,505	146%
Year Ended December 31, 2024	$50.37	0.28	4.66	4.94	(0.20)	(6.44)	(6.64)	$48.67	10.42%	1.77%	1.68%	0.55%	$16,968	91%
Year Ended December 31, 2023	$45.11	0.16	8.71	8.87	(0.24)	(3.37)	(3.61)	$50.37	20.09%	1.78%	1.68%	0.34%	$20,299	151%
Year Ended December 31, 2022	$49.32	0.23	(3.59)	(3.36)	(0.23)	(0.62)	(0.85)	$45.11	(6.82)%	1.73%	1.68%	0.51%	$15,986	214%
Year Ended December 31, 2021	$40.50	0.22	9.03	9.25	(0.43)	—	(0.43)	$49.32	22.93%	1.70%	1.68%	0.48%	$17,877	79%
ProFund VP Materials
For the Six Months Ended June 30, 2026 (unaudited)	$78.27	0.06	9.53	9.59	(0.32)	(0.91)	(1.23)	$86.63	12.22%	1.69%	1.68%	0.14%	$14,203	19%
Year Ended December 31, 2025	$83.74	0.34	6.18	(f)	6.52	(0.20)	(11.79)	(11.99)	$78.27	8.05%	1.71%	1.68%	0.42%	$11,523	653%
Year Ended December 31, 2024	$85.48	0.17	(1.47)	(1.30)	(0.37)	(0.07)	(0.44)	$83.74	(1.55)%	1.75%	1.68%	0.19%	$12,689	48%
Year Ended December 31, 2023	$76.40	0.33	9.12	9.45	(0.37)	—	(0.37)	$85.48	12.38%	1.77%	1.68%	0.40%	$14,610	69%
Year Ended December 31, 2022	$84.94	0.36	(8.08)	(7.72)	(0.13)	(0.69)	(0.82)	$76.40	(9.14)%	1.71%	1.68%	0.46%	$13,568	65%
Year Ended December 31, 2021	$69.36	0.14	17.52	17.66	(0.23)	(1.85)	(2.08)	$84.94	25.63%	1.68%	1.68%	0.18%	$17,284	134%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

Financial Highlights  ::  221

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Mid-Cap
For the Six Months Ended June 30, 2026 (unaudited)	$18.16	0.18	2.71	2.89	(0.43)	—	(0.43)	$20.62	15.95%	1.66%	1.65%	1.84%	$11,367	—
Year Ended December 31, 2025	$18.04	0.44	0.40	0.84	(0.72)	—	(0.72)	$18.16	4.78%	1.68%	1.68%	2.48%	$9,434	—
Year Ended December 31, 2024	$16.71	0.60	1.23	1.83	(0.50)	—	(0.50)	$18.04	11.14%	1.70%	1.68%	3.41%	$10,195	—
Year Ended December 31, 2023	$14.68	0.49	1.54	2.03	—	—	—	$16.71	13.83%	1.74%	1.68%	3.19%	$10,335	—
Year Ended December 31, 2022	$21.47	(0.04)	(3.10)	(3.14)	—	(3.65)	(3.65)	$14.68	(14.92)%	1.70%	1.67%	(0.22)%	$9,993	—
Year Ended December 31, 2021	$18.15	(0.33)	4.31	3.98	—	(0.66)	(0.66)	$21.47	22.21%	1.61%	1.61%	(1.61)%	$15,850	—
ProFund VP Mid-Cap Growth
For the Six Months Ended June 30, 2026 (unaudited)	$38.23	(0.16)	7.95	7.79	—	(3.03)	(3.03)	$42.99	20.60%	1.70%	1.68%	(0.78)%	$15,209	56%
Year Ended December 31, 2025	$39.88	(0.29)	2.44	2.15	—	(3.80)	(3.80)	$38.23	5.67%	1.73%	1.68%	(0.75)%	$13,593	100%
Year Ended December 31, 2024	$36.50	(0.27)	5.29	5.02	—	(1.64)	(1.64)	$39.88	13.89%	1.80%	1.68%	(0.68)%	$13,033	164%
Year Ended December 31, 2023	$31.75	(0.13)	5.07	4.94	—	(0.19)	(0.19)	$36.50	15.56%	1.82%	1.68%	(0.40)%	$14,936	150%
Year Ended December 31, 2022	$50.76	(0.21)	(9.92)	(10.13)	—	(8.88)	(8.88)	$31.75	(20.34)%	1.76%	1.68%	(0.57)%	$11,954	94%
Year Ended December 31, 2021	$47.68	(0.51)	8.14	7.63	—	(4.55)	(4.55)	$50.76	16.97%	1.73%	1.68%	(1.02)%	$20,702	113%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

222  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Mid-Cap Value
For the Six Months Ended June 30, 2026 (unaudited)	$42.64	0.08	5.01	5.09	(0.20)	(1.72)	(1.92)	$45.81	12.05%	1.71%	1.68%	0.37%	$10,034	30%
Year Ended December 31, 2025	$44.02	0.16	2.23	2.39	(0.13)	(3.64)	(3.77)	$42.64	5.84%	1.71%	1.68%	0.38%	$10,293	158%
Year Ended December 31, 2024	$42.06	0.14	3.80	3.94	(0.11)	(1.87)	(1.98)	$44.02	9.85%	1.80%	1.68%	0.33%	$10,451	144%
Year Ended December 31, 2023	$39.51	0.07	5.15	5.22	(0.12)	(2.55)	(2.67)	$42.06	13.45%	1.81%	1.68%	0.19%	$12,286	130%
Year Ended December 31, 2022	$50.46	0.11	(4.32)	(4.21)	(0.07)	(6.67)	(6.74)	$39.51	(8.45)%	1.74%	1.68%	0.25%	$13,192	175%
Year Ended December 31, 2021	$39.36	0.04	11.18	11.22	(0.12)	—	(0.12)	$50.46	28.53%	1.70%	1.68%	0.08%	$18,681	172%
ProFund VP Nasdaq‑100
For the Six Months Ended June 30, 2026 (unaudited)	$69.51	(0.15)	13.33	13.18	—	(6.49)	(6.49)	$76.20	19.15%	1.68%	1.68%	(0.40)%	$189,225	7%
Year Ended December 31, 2025	$62.98	(0.11)	11.57	11.46	(0.27)	(4.66)	(4.93)	$69.51	18.62%	1.68%	1.68%	(0.17)%	$169,794	16%
Year Ended December 31, 2024	$57.87	0.24	12.84	13.08	(0.26)	(7.71)	(7.97)	$62.98	23.43%	1.74%	1.68%	0.40%	$179,029	8%
Year Ended December 31, 2023	$38.21	0.28	19.64	19.92	—	(0.26)	(0.26)	$57.87	52.17%	1.76%	1.68%	0.57%	$147,448	22%
Year Ended December 31, 2022	$73.87	(0.34)	(23.34)	(23.68)	—	(11.98)	(11.98)	$38.21	(33.91)%	1.74%	1.68%	(0.67)%	$76,535	9%
Year Ended December 31, 2021	$70.73	(0.81)	15.53	14.72	—	(11.58)	(11.58)	$73.87	24.80%	1.68%	1.68%	(1.15)%	$177,581	13%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

Financial Highlights  ::  223

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Pharmaceuticals
For the Six Months Ended June 30, 2026 (unaudited)	$40.87	(0.19)	6.82	6.63	(0.32)	(6.40)	(6.72)	$40.78	17.80%	1.69%	1.68%	(0.93)%	$11,510	40%
Year Ended December 31, 2025	$31.67	(0.15)	9.42	9.27	(0.07)	—	(0.07)	$40.87	29.34%	1.69%	1.68%	(0.45)%	$10,404	143%
Year Ended December 31, 2024	$34.39	0.06	0.84	0.90	—	(3.62)	(3.62)	$31.67	3.41	%(f)	1.74%	1.68%	0.19%	$9,374	107%
Year Ended December 31, 2023	$37.31	0.03	(2.07)	(2.04)	(0.19)	(0.69)	(0.88)	$34.39	(5.49)%	1.77%	1.68%	0.09%	$10,139	128%
Year Ended December 31, 2022	$42.16	0.16	(2.71)	(2.55)	(0.03)	(2.27)	(2.30)	$37.31	(6.13)%	1.70%	1.68%	0.41%	$13,527	64%
Year Ended December 31, 2021	$38.54	0.07	4.18	4.25	(0.11)	(0.52)	(0.63)	$42.16	11.20%	1.68%	1.68%	0.18%	$16,790	60%
ProFund VP Precious Metals
For the Six Months Ended June 30, 2026 (unaudited)	$64.19	0.41	0.14	(g)	0.55	(0.90)	(32.48)	(33.38)	$31.36	(11.07)%	1.69%	1.68%	1.93%	$51,506	—
Year Ended December 31, 2025	$26.16	1.00	37.93	38.93	(0.90)	—	(0.90)	$64.19	150.31%	1.68%	1.68%	2.28%	$65,508	—
Year Ended December 31, 2024	$25.40	0.93	0.74	1.67	(0.91)	—	(0.91)	$26.16	6.58%	1.73%	1.68%	3.41%	$23,275	—
Year Ended December 31, 2023	$25.03	0.82	(0.45)	0.37	—	—	—	$25.40	1.48%	1.76%	1.68%	3.25%	$24,691	—
Year Ended December 31, 2022	$28.13	(0.09)	(3.01)	(3.10)	—	—	—	$25.03	(11.02)%	1.71%	1.68%	(0.33)%	$27,228	—
Year Ended December 31, 2021	$30.89	(0.49)	(2.27)	(2.76)	—	—	—	$28.13	(8.94)%	1.68%	1.68%	(1.68)%	$30,204	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.15%.
(g)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

224  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Real Estate
For the Six Months Ended June 30, 2026 (unaudited)	$46.38	0.51	4.00	4.51	(0.17)	—	(0.17)	$50.72	9.75%	1.69%	1.68%	2.07%	$5,961	554%
Year Ended December 31, 2025	$46.79	0.54	(0.23	)(f)	0.31	(0.72)	—	(0.72)	$46.38	0.63%	1.72%	1.68%	1.15%	$9,083	1,433%
Year Ended December 31, 2024	$47.41	0.56	0.97	1.53	(0.67)	(1.48)	(2.15)	$46.79	3.55%	1.77%	1.68%	1.19%	$7,319	82%
Year Ended December 31, 2023	$54.22	0.68	4.03	4.71	(0.57)	(10.95)	(11.52)	$47.41	9.73%	1.80%	1.68%	1.38%	$6,487	114%
Year Ended December 31, 2022	$79.69	0.32	(21.06)	(20.74)	(0.48)	(4.25)	(4.73)	$54.22	(26.56)%	1.74%	1.68%	0.49%	$5,596	85%
Year Ended December 31, 2021	$58.15	0.19	21.37	21.56	(0.02)	—	(0.02)	$79.69	37.07%	1.69%	1.68%	0.27%	$13,927	147%
ProFund VP Rising Rates Opportunity
For the Six Months Ended June 30, 2026 (unaudited)	$26.22	0.25	0.03	(f)	0.28	—	—	—	$26.50	1.07%	1.59%	1.59%	1.94%	$4,740	—
Year Ended December 31, 2025	$28.97	0.71	(0.22)	0.49	(1.18)	(2.06)	(3.24)	$26.22	1.67%	1.59%	1.59%	2.56%	$5,271	—
Year Ended December 31, 2024	$44.70	1.11	6.10	7.21	(1.45)	(21.49)	(22.94)	$28.97	19.00%	4.44%	1.66%	3.42%	$8,782	—
Year Ended December 31, 2023	$43.99	1.44	(0.67)	0.77	(0.06)	—	(0.06)	$44.70	1.75%	1.68%	1.67%	3.21%	$8,220	—
Year Ended December 31, 2022	$27.76	0.04	16.19	16.23	—	—	—	$43.99	58.47%	1.66%	1.66%	0.10%	$16,990	—
Year Ended December 31, 2021	$27.78	(0.50)	0.48	(0.02)	—	—	—	$27.76	(0.07)%	1.64%	1.64%	(1.64)%	$5,890	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

Financial Highlights  ::  225

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Semiconductor
For the Six Months Ended June 30, 2026 (unaudited)	$39.84	(0.26)	19.19	18.93	—	(3.56)	(3.56)	$55.21	47.80%	1.63%	1.62%	(1.11)%	$112,001	119%
Year Ended December 31, 2025	$50.71	(0.49)	18.93	18.44	—	(29.31)	(29.31)	$39.84	41.70%	1.65%	1.64%	(1.09)%	$72,686	353%
Year Ended December 31, 2024	$31.60	(0.45)	22.77	22.32	—	(3.21)	(3.21)	$50.71	70.73%	1.70%	1.68%	(1.00)%	$96,950	323%
Year Ended December 31, 2023	$16.46	(0.14)	15.52	15.38	—	(0.24)	(0.24)	$31.60	93.66%	1.70%	1.68%	0.55%	$58,222	176%
Year Ended December 31, 2022	$27.88	(0.07)	(10.22)	(10.29)	—	(1.13)	(1.13)	$16.46	(37.50)%	1.70%	1.69	%(f)	(0.36)%	$7,904	276%
Year Ended December 31, 2021	$20.63	(0.13)	9.24	9.11	—	(1.86)	(1.86)	$27.88	48.49%	1.64%	1.64%	(0.55)%	$21,310	230%
ProFund VP Short Dow 30
For the Six Months Ended June 30, 2026 (unaudited)	$17.23	0.17	(1.21)	(1.04)	—	—	—	$16.19	(6.04)%	1.46%	1.44%	2.07%	$5	—
Year Ended December 31, 2025	$19.48	0.39	(2.16)	(1.77)	(0.48)	—	(0.48)	$17.23	(9.25)%	1.51%	1.50%	2.11%	$17	—
Year Ended December 31, 2024	$21.58	0.60	(2.02)	(1.42)	(0.68)	—	(0.68)	$19.48	(6.75)%	1.76%	1.68%	2.93%	$6	—
Year Ended December 31, 2023	$23.45	0.68	(2.55)	(1.87)	—	—	—	$21.58	(8.01)%	1.69%	1.68%	2.91%	$6	—
Year Ended December 31, 2022	$22.35	(0.04)	1.14	1.10	—	—	—	$23.45	4.92%	1.74%	1.68%	(0.17)%	$7	—
Year Ended December 31, 2021	$27.63	(0.41)	(4.87)	(5.28)	—	—	—	$22.35	(19.12	)%(g)	1.68%	1.68%	(1.68)%	$7	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.
(g)
During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.

226  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Short Emerging Markets
For the Six Months Ended June 30, 2026 (unaudited)	$14.68	0.13	(0.70	)(f)	(0.57)	—	—	—	$14.11	(3.88)%	1.68%	1.68%	1.86%	$448	—
Year Ended December 31, 2025	$21.10	0.45	(5.87)	(5.42)	(1.00)	—	(1.00)	$14.68	(26.15)%	1.69%	1.68%	2.55%	$683	—
Year Ended December 31, 2024	$23.49	0.75	(1.85)	(1.10)	(1.29)	—	(1.29)	$21.10	(4.65)%	1.72%	1.68%	3.42%	$448	—
Year Ended December 31, 2023	$26.73	0.83	(3.97)	(3.14)	(0.05)	(0.05)	(0.10)	$23.49	(11.78)%	1.75%	1.68%	3.32%	$513	—
Year Ended December 31, 2022	$25.52	0.04	1.64	1.68	—	(0.47)	(0.47)	$26.73	6.69%	1.70%	1.67%	0.14%	$862	—
Year Ended December 31, 2021	$23.20	(0.39)	2.71	2.32	—	—	—	$25.52	9.96%	1.68%	1.68%	(1.68)%	$711	—
ProFund VP Short International
For the Six Months Ended June 30, 2026 (unaudited)	$19.44	0.18	(1.77)	(1.59)	—	—	—	$17.85	(8.18)%	1.65%	1.64%	1.95%	$429	—
Year Ended December 31, 2025	$24.78	0.52	(5.67)	(5.15)	(0.19)	—	(0.19)	$19.44	(20.81)%	1.63%	1.63%	2.51%	$1,825	—
Year Ended December 31, 2024	$24.88	0.82	—	(g)	0.82	(0.92)	—	(0.92)	$24.78	3.50%	1.69%	1.68%	3.41%	$511	—
Year Ended December 31, 2023	$28.27	0.86	(3.77)	(2.91)	(0.48)	—	(0.48)	$24.88	(10.29)%	1.72%	1.68%	3.27%	$517	—
Year Ended December 31, 2022	$25.14	0.21	2.92	3.13	—	—	—	$28.27	12.45%	1.68%	1.67%	0.71%	$3,016	—
Year Ended December 31, 2021	$29.03	(0.43)	(3.46)	(3.89)	—	—	—	$25.14	(13.40)%	1.63%	1.63%	(1.63)%	$537	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)
Amount is less than $0.005.

Financial Highlights  ::  227

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Short Mid-Cap
For the Six Months Ended June 30, 2026 (unaudited)	$5.83	0.05	(0.82)	(0.77)	—	—	—	$5.06	(13.21)%	1.70%	1.68%	1.86%	$40	—
Year Ended December 31, 2025	$6.26	0.16	(0.44)	(0.28)	(0.15)	—	(0.15)	$5.83	(4.51)%	1.70%	1.68%	2.47%	$78	—
Year Ended December 31, 2024	$7.45	0.22	(0.68)	(0.46)	(0.73)	—	(0.73)	$6.26	(6.55)%	1.79%	1.68%	3.33%	$61	—
Year Ended December 31, 2023	$8.29	0.26	(1.03)	(0.77)	(0.07)	—	(0.07)	$7.45	(9.35)%	1.80%	1.68%	3.27%	$69	—
Year Ended December 31, 2022	$7.60	0.03	0.66	0.69	—	—	—	$8.29	9.08%	1.71%	1.68%	0.41%	$96	—
Year Ended December 31, 2021	$20.13	(0.18)	(4.08)	(4.26)	—	(8.27)	(8.27)	$7.60	(23.87	)%(f)	1.69%	1.68%	(1.68)%	$45	—
ProFund VP Short Nasdaq‑100
For the Six Months Ended June 30, 2026 (unaudited)	$7.54	0.07	(1.30)	(1.23)	—	—	—	$6.31	(16.31)%	1.68%	1.68%	1.90%	$1,384	—
Year Ended December 31, 2025	$9.55	0.22	(1.71)	(1.49)	(0.52)	—	(0.52)	$7.54	(15.80)%	1.75%	1.69	%(g)	2.44%	$1,710	—
Year Ended December 31, 2024	$12.30	0.38	(2.34)	(1.96)	(0.79)	—	(0.79)	$9.55	(16.21)%	1.75%	1.68%	3.45%	$1,928	—
Year Ended December 31, 2023	$18.22	0.47	(6.36)	(5.89)	—	(0.03)	(0.03)	$12.30	(32.40)%	1.78%	1.68%	3.24%	$4,369	—
Year Ended December 31, 2022	$13.49	(0.01)	4.74	4.73	—	—	—	$18.22	35.06%	1.73%	1.68%	(0.04)%	$7,484	—
Year Ended December 31, 2021	$18.22	(0.27)	(4.26)	(4.53)	—	(0.20)	(0.20)	$13.49	(25.13)%	1.68%	1.68%	(1.68)%	$1,823	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.
(g)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

228  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)		Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Short Small-Cap
For the Six Months Ended June 30, 2026 (unaudited)	$16.97		0.14		(3.15)	(3.01)			—	—	—	$13.96		(17.74)%	1.76%	1.68%	1.83%	$1,473	—
Year Ended December 31, 2025	$19.60		0.48		(2.40)	(1.92)			(0.71)	—	(0.71)	$16.97		(10.08)%	1.78%	1.68%	2.47%	$728	—
Year Ended December 31, 2024	$22.10		0.71		(2.06)	(1.35)			(1.15)	—	(1.15)	$19.60		(6.51)%	1.81%	1.68%	3.38%	$2,274	—
Year Ended December 31, 2023	$26.34		0.83		(3.67)	(2.84)			(0.07)	(1.33)	(1.40)	$22.10		(10.88)%	1.81%	1.68%	3.32%	$2,194	—
Year Ended December 31, 2022	$22.35		0.08		3.91	3.99			—	—	—	$26.34		17.81%	1.79%	1.68%	0.32%	$3,045	—
Year Ended December 31, 2021	$27.61		(0.39)		(4.87)	(5.26)			—	—	—	$22.35		(19.05)%	1.69%	1.68%	(1.68)%	$996	—
ProFund VP Small-Cap
For the Six Months Ended June 30, 2026 (unaudited)	$40.62		0.10		8.62	8.72			—	—	—	$49.34		21.47%	1.84%	1.68%	0.46%	$11,560	26%
Year Ended December 31, 2025	$37.02		0.08		3.91	3.99			(0.39)	—	(0.39)	$40.62		10.86%	1.87%	1.68%	0.22%	$10,833	13%
Year Ended December 31, 2024	$34.30		0.24		2.96	3.20			(0.48)	—	(0.48)	$37.02		9.46%	1.85%	1.68%	0.67%	$10,689	13%
Year Ended December 31, 2023	$29.85		0.26		4.19	4.45			—	—	—	$34.30		14.91%	1.87%	1.68%	0.84%	$15,158	15%
Year Ended December 31, 2022	$43.20		(0.07)		(9.16)	(9.23)			—	(4.12)	(4.12)	$29.85		(21.85)%	1.80%	1.68%	(0.19)%	$10,221	12%
Year Ended December 31, 2021	$39.82		(0.50)		5.55	5.05			—	(1.67)	(1.67)	$43.20		12.88%	1.70%	1.68%	(1.13)%	$14,587	24%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

Financial Highlights  ::  229

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)		Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Small-Cap Growth
For the Six Months Ended June 30, 2026 (unaudited)	$29.33		(0.10)	7.62	7.52			—	(1.41)	(1.41)	$35.44		25.94	%(f)	1.68%	1.68%	(0.63)%	$21,488	26%
Year Ended December 31, 2025	$30.80		(0.20)	1.26	1.06			—	(2.53)	(2.53)	$29.33		3.62%		1.71%	1.68%	(0.67)%	$15,607	57%
Year Ended December 31, 2024	$30.01		(0.15)	2.40	2.25			—	(1.46)	(1.46)	$30.80		7.80%		1.74%	1.68%	(0.48)%	$16,338	116%
Year Ended December 31, 2023	$26.82		(0.07)	4.10	4.03			—	(0.84)	(0.84)	$30.01		15.19	%(g)	1.77%	1.68%	(0.25)%	$16,198	95%
Year Ended December 31, 2022	$40.99		(0.16)	(8.79)	(8.95)			—	(5.22)	(5.22)	$26.82		(22.41)%		1.71%	1.68%	(0.52)%	$13,844	73%
Year Ended December 31, 2021	$36.56		(0.33)	7.53	7.20			—	(2.77)	(2.77)	$40.99		20.64%		1.68%	1.68%	(0.82)%	$25,215	112%
ProFund VP Small-Cap Value
For the Six Months Ended June 30, 2026 (unaudited)	$44.87		0.11	8.67	8.78			(0.12)	(3.59)	(3.71)	$49.94		19.91%		1.68%	1.68%	0.47%	$19,572	76%
Year Ended December 31, 2025	$45.01		0.06	2.00	2.06			(0.16)	(2.04)	(2.20)	$44.87		5.00%		1.73%	1.68%	0.14%	$18,863	115%
Year Ended December 31, 2024	$42.96		0.12	2.35	2.47			(0.16)	(0.26)	(0.42)	$45.01		5.87%		1.75%	1.68%	0.29%	$18,611	130%
Year Ended December 31, 2023	$39.83		0.11	4.96	5.07			(0.01)	(1.93)	(1.94)	$42.96		12.94%		1.78%	1.68%	0.28%	$19,447	98%
Year Ended December 31, 2022	$54.49		0.02	(6.33)	(6.31)			—	(8.35)	(8.35)	$39.83		(12.41)%		1.71%	1.68%	0.04%	$18,404	102%
Year Ended December 31, 2021	$42.42		(0.01)	12.12	12.11			(0.04)	—	(0.04)	$54.49		28.56%		1.69%	1.68%	(0.01)%	$27,120	147%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the period ended June 30, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.11%.
(g)
During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.11%.

230  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)		Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(c)(e)
ProFund VP Technology
For the Six Months Ended June 30, 2026 (unaudited)	$75.51		(0.36)	23.88	23.52			—	(8.71)	(8.71)	$90.32		31.47%	1.57%	1.56%		(0.90)%	$63,961	66%
Year Ended December 31, 2025	$77.13		(0.61)	16.78	16.17			—	(17.79)	(17.79)	$75.51		22.60%	1.58%	1.57%		(0.81)%	$47,981	177%
Year Ended December 31, 2024	$69.18		(0.61)	14.18	13.57			—	(5.62)	(5.62)	$77.13		19.80%	1.65%	1.65%		(0.82)%	$59,606	41%
Year Ended December 31, 2023	$48.61		(0.40)	28.03	27.63			—	(7.06)	(7.06)	$69.18		57.95%	1.67%	1.66%		(0.65)%	$57,109	33%
Year Ended December 31, 2022	$92.90		(0.57)	(30.90)	(31.47)			—	(12.82)	(12.82)	$48.61		(35.72)%	1.63%	1.63%		(0.90)%	$27,032	179%
Year Ended December 31, 2021	$75.35		(0.76)	24.96	24.20			—	(6.65)	(6.65)	$92.90		34.96%	1.58%	1.58%		(0.92)%	$54,587	163%
ProFund VP UltraBull
For the Six Months Ended June 30, 2026 (unaudited)	$45.50		0.07	7.58	7.65			—	—	—	$53.15		16.81%	1.59%	1.59%		0.29%	$29,198	65%
Year Ended December 31, 2025	$42.35		0.17	9.48	9.65			(0.34)	(6.16)	(6.50)	$45.50		24.38%	1.69%	1.68%		0.40%	$22,714	65%
Year Ended December 31, 2024	$30.02		0.26	12.32	12.58			(0.25)	—	(0.25)	$42.35		42.02%	1.72%	1.68%		0.68%	$33,441	79%
Year Ended December 31, 2023	$20.67		0.20	9.15	9.35			—	—	—	$30.02		45.23%	1.74%	1.70	%(f)	0.80%	$18,660	44%
Year Ended December 31, 2022	$46.43		(0.06)	(17.03)	(17.09)			—	(8.67)	(8.67)	$20.67		(39.12)%	1.72%	1.72	%(f)	(0.21)%	$10,253	31%
Year Ended December 31, 2021	$29.36		(0.28)	17.35	17.07			—	—	—	$46.43		58.14%	1.67%	1.67%		(0.76)%	$19,780	443%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

Financial Highlights  ::  231

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP UltraMid-Cap
For the Six Months Ended June 30, 2026 (unaudited)	$41.58	0.09	13.06	13.15	(0.23)	—	(0.23)	$54.50	31.65%	1.69%	1.68%	0.37%	$12,217	10%
Year Ended December 31, 2025	$40.75	0.22	1.06	(f)	1.28	(0.45)	—	(0.45)	$41.58	3.20%	1.72%	1.69	%(g)	0.55%	$9,325	39%
Year Ended December 31, 2024	$35.05	0.35	5.59	5.94	(0.24)	—	(0.24)	$40.75	17.02%	1.77%	1.68%	0.90%	$10,646	34%
Year Ended December 31, 2023	$28.67	0.23	6.15	6.38	—	—	—	$35.05	22.21%	1.80%	1.68%	0.75%	$10,791	31%
Year Ended December 31, 2022	$73.95	(0.10)	(21.97)	(22.07)	—	(23.21)	(23.21)	$28.67	(32.17)%	1.73%	1.68%	(0.24)%	$8,402	42%
Year Ended December 31, 2021	$50.42	(0.55)	24.08	23.53	—	—	—	$73.95	46.67%	1.69%	1.68%	(0.83)%	$17,870	66%
ProFund VP UltraNasdaq‑100
For the Six Months Ended June 30, 2026 (unaudited)	$50.99	(0.07)	18.97	18.90	—	—	—	$69.89	37.07%	1.68%	1.68%	(0.24)%	$378,922	17%
Year Ended December 31, 2025	$43.63	(0.01)	12.33	12.32	(0.11)	(4.85)	(4.96)	$50.99	29.25%	1.70%	1.68%	(0.02)%	$304,432	26%
Year Ended December 31, 2024	$30.94	0.11	12.69	12.80	(0.11)	—	(0.11)	$43.63	41.41%	1.77%	1.68%	0.28%	$244,550	15%
Year Ended December 31, 2023	$14.36	0.11	16.47	16.58	—	—	—	$30.94	115.46%	1.78%	1.68%	0.46%	$186,933	39%
Year Ended December 31, 2022	$99.32	(0.21)	(51.50)	(51.71)	—	(33.25)	(33.25)	$14.36	(60.93)%	1.77%	1.68%	(0.69)%	$84,528	25%
Year Ended December 31, 2021	$92.87	(1.08)	35.05	33.97	—	(27.52)	(27.52)	$99.32	52.51%	1.69%	1.68%	(1.20)%	$268,234	20%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

232  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP UltraShort Dow 30
For the Six Months Ended June 30, 2026 (unaudited)	$1.97	0.01	(0.32)	(0.31)	—	—	—	$1.66	(15.74)%	1.43%	1.43%	1.36%	$5	—
Year Ended December 31, 2025	$2.57	0.03	(0.61)	(0.58)	(0.02)	—	(0.02)	$1.97	(22.79)%	1.60%	1.57%	1.22%	$6	—
Year Ended December 31, 2024	$3.22	0.05	(0.59)	(0.54)	(0.11)	—	(0.11)	$2.57	(17.34)%	1.89%	1.58%	1.79%	$3	—
Year Ended December 31, 2023	$3.97	0.10	(0.84)	(0.74)	(0.01)	—	(0.01)	$3.22	(18.76)%	1.54%	1.51%	2.72%	$3	—
Year Ended December 31, 2022	$3.72	0.01	0.24	0.25	—	—	—	$3.97	6.72%	1.37%	1.35%	0.13%	$4	—
Year Ended December 31, 2021	$73.45	(0.09)	(19.00)	(19.09)	—	(50.64)	(50.64)	$3.72	(35.11	)%(f)	1.41%	1.41%	(1.41)%	$4	—
ProFund VP UltraShort Nasdaq‑100
For the Six Months Ended June 30, 2026 (unaudited)	$14.47	0.15	(4.88)	(4.73)	—	—	—	$9.74	(32.69)%	1.72%	1.68%	2.23%	$1,223	—
Year Ended December 31, 2025	$22.37	0.54	(7.88)	(7.34)	(0.56)	—	(0.56)	$14.47	(33.04)%	1.75%	1.68%	2.61%	$184	—
Year Ended December 31, 2024	$35.39	0.98	(12.81)	(11.83)	(1.19)	—	(1.19)	$22.37	(33.81)%	1.69%	1.68%	3.61%	$372	—
Year Ended December 31, 2023	$83.33	1.90	(49.84)	(47.94)	—	—	—	$35.39	(57.49)%	1.82%	1.68%	3.40%	$614	—
Year Ended December 31, 2022	$53.33	(0.10)	30.10	30.00	—	—	—	$83.33	56.04%	1.75%	1.68%	(0.10)%	$4,664	—
Year Ended December 31, 2021	$107.14	(1.25)	(38.86)	(40.11)	—	(13.70)	(13.70)	$53.33	(42.71)%	1.74%	1.68%	(1.68)%	$449	—
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.

Financial Highlights  ::  233

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets		Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP UltraSmall-Cap
For the Six Months Ended June 30, 2026 (unaudited)	$16.94		0.04	7.23	7.27			—	—	—		—	$24.21	42.92%	1.80%	1.68%	0.46%	$20,912	23%
Year Ended December 31, 2025	$15.16		0.07	1.87	1.94			(0.16)	—	—		(0.16)	$16.94	12.93%	1.84%	1.68%	0.47%	$14,829	28%
Year Ended December 31, 2024	$13.81		0.12	1.34	1.46			(0.11)	—	—		(0.11)	$15.16	10.70%	1.88%	1.68%	0.80%	$15,707	34%
Year Ended December 31, 2023	$11.27		0.09	2.45	2.54			—	—	—		—	$13.81	22.54%	1.90%	1.68%	0.72%	$17,000	33%
Year Ended December 31, 2022	$26.25		(0.05)	(10.86)	(10.91)			—	(4.07)	—		(4.07)	$11.27	(43.68)%	1.84%	1.68%	(0.35)%	$12,588	51%
Year Ended December 31, 2021	$23.21		(0.33)	5.56	5.23			—	(2.19)	—		(2.19)	$26.25	23.30%	1.72%	1.68%	(1.20)%	$28,250	24%
ProFund VP U.S. Government Plus
For the Six Months Ended June 30, 2026 (unaudited)	$10.53		0.14	(0.12)	0.02			(0.14)	—	—		(0.14)	$10.41	0.15%	1.39%	1.38%	2.60%	$6,365	199%
Year Ended December 31, 2025	$10.72		0.32	(0.19)	0.13			(0.32)	—	—		(0.32)	$10.53	1.17%	1.42%	1.37%	2.98%	$5,652	394%
Year Ended December 31, 2024	$12.72		0.39	(2.00)	(1.61)			(0.39)	—	—		(0.39)	$10.72	(12.83)%	1.44%	1.38%	3.36%	$6,053	401%
Year Ended December 31, 2023	$13.27		0.42	(0.43)	(0.01)			(0.54)	—	—	(f)	(0.54)	$12.72	0.04%	1.48%	1.38%	3.20%	$9,841	394%
Year Ended December 31, 2022	$22.76		0.13	(9.62)	(9.49)			—	—	—		—	$13.27	(41.70)%	1.43%	1.38%	0.76%	$7,614	395%
Year Ended December 31, 2021	$30.55		(0.12)	(2.80)	(2.92)			—	(4.87)	—		(4.87)	$22.76	(7.08)%	1.39%	1.38%	(0.49)%	$15,215	393%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)
Amount is less than $0.005.

234  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)(e)
ProFund VP Utilities
For the Six Months Ended June 30, 2026 (unaudited)	$50.18	0.29	3.07	3.36	—	—	—	$53.54	6.70%	1.69%	1.68%	1.12%	$32,275	44%
Year Ended December 31, 2025	$44.65	0.62	5.62	6.24	(0.69)	(0.02)	(0.71)	$50.18	13.98%	1.70%	1.68%	1.28%	$32,483	800%
Year Ended December 31, 2024	$37.43	0.62	7.27	7.89	(0.67)	—	(0.67)	$44.65	21.27%	1.75%	1.68%	1.48%	$33,008	178%
Year Ended December 31, 2023	$41.50	0.58	(4.11)	(3.53)	(0.54)	—	(0.54)	$37.43	(8.59)%	1.78%	1.68%	1.49%	$26,119	29%
Year Ended December 31, 2022	$42.47	0.41	(0.51)	(0.10)	(0.42)	(0.45)	(0.87)	$41.50	(0.25)%	1.71%	1.68%	0.99%	$39,018	29%
Year Ended December 31, 2021	$37.37	0.51	5.18	5.69	(0.59)	—	(0.59)	$42.47	15.41%	1.69%	1.68%	1.31%	$34,775	24%
(a)
Per share net investment income has been calculated using the average daily shares method.
(b)
Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

Financial Highlights  ::  235

See accompanying notes to financial statements.

This Page Intentionally Left Blank

Notes to Financial Statements

238  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements (“financial statements”) relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”):

Classic ProFunds VP:

ProFund VP Asia 30

ProFund VP Bull

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP International

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq‑100

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq‑100

ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq‑100

ProFund VP Short Small-Cap

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq‑100

Sector ProFunds VP:

ProFund VP Banks

ProFund VP Biotechnology

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Energy

ProFund VP Financials

ProFund VP Health Care

ProFund VP Industrials

ProFund VP Internet

ProFund VP Materials

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Semiconductor

ProFund VP Technology

ProFund VP Utilities

Non-Equity ProFunds VP:

ProFund Access VP High Yield

ProFund VP Falling U.S. Dollar

ProFund VP Rising Rates Opportunity

ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

Each ProFund VP’s investment objective is disclosed in its prospectus. The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Consumer Discretionary, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund VPs’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

Each ProFund VP included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund VP’s chief operating decision maker (“CODM”). The CODM monitors the operating results of each ProFund VP as a whole and each ProFund VP’s long-term strategic asset allocation is guided by the ProFund VP’s investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the “Advisor”). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund VP’s financial statements.

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  239

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds VP within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP’s total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2026, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank	HSBC Securities			Natwest			RBC Capital		Societe		UMB Bank,
	of Commerce			(USA), Inc.,		Markets, LLC,		Markets, LLC,		Generale,		N.A.,
	3.52%			3.55%				3.52%		3.43%		3.52%	3.38%
	dated 6/30/26,		dated 6/30/26,			dated 6/30/26,		dated 6/30/26,		dated 6/30/26,	dated 6/30/26,
Fund Name	due 7/1/26(1)	due 7/1/26(2)	due 7/1/26(3)	due 7/1/26(4)		due 7/1/26(5)	due 7/1/26(6)
ProFund Access VP High Yield	$1,901,000		$1,362,000		$1,742,000		$443,000		$2,059,000	$518,000
ProFund VP Banks	20,000		14,000		18,000		4,000		22,000	8,000
ProFund VP Bear	465,000		332,000		426,000		107,000		503,000	133,000
ProFund VP Biotechnology	274,000		196,000		251,000		63,000		296,000	77,000
ProFund VP Bull	2,629,000		1,883,000		2,410,000		612,000		2,847,000	720,000
ProFund VP Communication Services	46,000		33,000		42,000		10,000		50,000	16,000
ProFund VP Consumer Discretionary	106,000		76,000		97,000		24,000		115,000	33,000
ProFund VP Consumer Staples	33,000		23,000		30,000		7,000		35,000	12,000

240  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

Canadian Imperial Bank	HSBC Securities	Natwest	RBC Capital	Societe	UMB Bank,
of Commerce	(USA), Inc.,	Markets, LLC,	Markets, LLC,	Generale,	N.A.,
3.52%	3.55%	3.52%	3.43%	3.52%	3.38%
dated 6/30/26,	dated 6/30/26,	dated 6/30/26,	dated 6/30/26,	dated 6/30/26,	dated 6/30/26,
Fund Name	due 7/1/26(1)	due 7/1/26(2)	due 7/1/26(3)	due 7/1/26(4)	due 7/1/26(5)	due 7/1/26(6)
ProFund VP Dow 30	$88,000	$62,000	$80,000	$19,000	$95,000	$33,000
ProFund VP Emerging Markets	58,000	41,000	53,000	13,000	63,000	21,000
ProFund VP Energy	72,000	51,000	66,000	16,000	78,000	23,000
ProFund VP Falling U.S. Dollar	82,000	59,000	75,000	18,000	90,000	28,000
ProFund VP Financials	61,000	44,000	56,000	14,000	66,000	19,000
ProFund VP Government Money Market	3,846,000	2,756,000	3,525,000	897,000	4,166,000	1,043,000
ProFund VP Health Care	235,000	168,000	215,000	54,000	254,000	67,000
ProFund VP Industrials	53,000	38,000	49,000	12,000	58,000	17,000
ProFund VP International	3,793,000	2,718,000	3,477,000	885,000	4,110,000	1,035,000
ProFund VP Internet	77,000	55,000	70,000	17,000	83,000	23,000
ProFund VP Japan	3,873,000	2,776,000	3,550,000	903,000	4,196,000	1,051,000
ProFund VP Large-Cap Growth	14,000	10,000	13,000	3,000	16,000	7,000
ProFund VP Large-Cap Value	13,000	9,000	12,000	3,000	14,000	7,000
ProFund VP Materials	19,000	14,000	18,000	4,000	21,000	8,000
ProFund VP Mid-Cap	2,614,000	1,873,000	2,397,000	610,000	2,833,000	715,000
ProFund VP Mid-Cap Growth	12,000	8,000	11,000	2,000	13,000	5,000
ProFund VP Mid-Cap Value	9,000	6,000	8,000	2,000	9,000	4,000
ProFund VP Nasdaq‑100	7,125,000	5,106,000	6,531,000	1,662,000	7,718,000	1,936,000
ProFund VP Pharmaceuticals	90,000	65,000	83,000	21,000	98,000	27,000
ProFund VP Precious Metals	12,431,000	8,909,000	11,395,000	2,900,000	13,467,000	3,374,000
ProFund VP Real Estate	9,000	7,000	9,000	2,000	10,000	5,000
ProFund VP Rising Rates Opportunity	1,124,000	805,000	1,031,000	261,000	1,219,000	313,000
ProFund VP Semiconductor	353,000	253,000	323,000	82,000	382,000	97,000
ProFund VP Short Dow 30	—	—	—	—	1,000	3,000
ProFund VP Short Emerging Markets	97,000	69,000	89,000	22,000	106,000	33,000
ProFund VP Short International	100,000	71,000	92,000	22,000	109,000	36,000
ProFund VP Short Mid-Cap	8,000	5,000	7,000	1,000	8,000	10,000
ProFund VP Short Nasdaq‑100	312,000	223,000	286,000	71,000	338,000	94,000
ProFund VP Short Small-Cap	345,000	246,000	315,000	80,000	373,000	100,000
ProFund VP Small-Cap	703,000	503,000	644,000	164,000	762,000	197,000
ProFund VP Small-Cap Growth	9,000	6,000	8,000	2,000	10,000	5,000
ProFund VP Small-Cap Value	6,000	4,000	5,000	1,000	6,000	5,000
ProFund VP Technology	279,000	200,000	256,000	65,000	303,000	78,000
ProFund VP UltraBull	2,937,000	2,105,000	2,692,000	685,000	3,182,000	802,000
ProFund VP UltraMid-Cap	724,000	518,000	664,000	168,000	785,000	203,000
ProFund VP UltraNasdaq‑100	22,411,000	16,061,000	20,543,000	5,229,000	24,279,000	6,073,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	4,000
ProFund VP UltraShort Nasdaq‑100	293,000	210,000	269,000	67,000	317,000	88,000
ProFund VP UltraSmall-Cap	1,493,000	1,069,000	1,369,000	348,000	1,618,000	411,000
ProFund VP U.S. Government Plus	870,000	623,000	797,000	202,000	942,000	243,000
ProFund VP Utilities	174,000	124,000	159,000	40,000	188,000	50,000
$72,286,000	$51,789,000	$66,258,000	$16,837,000	$78,313,000	$19,810,000

Each repurchase agreement was fully collateralized by U.S. government securities as of June 30, 2026, as follows:

(1)
U.S. Treasury Notes, 3.375%, due 11/30/2027, total value of $73,735,747.
(2)
U.S. Treasury Bonds, 4.75%, due 2/15/2045, total value of $52,829,062.
(3)
U.S. Treasury Notes, 1.75% to 4.00%, due 3/31/2027 to 7/31/2030, which had an aggregate value of $67,587,694.
(4)
U.S. Treasury Notes, 2.75%, due 7/31/2027, total value $17,177,699.
(5)
U.S. Treasury Notes, 4.125% to 4.25%, due 10/31/2029 to 8/15/2035, which had an aggregate value of $79,887,779.
(5)
U.S. Agency Mortgage-Backed Securities, 4.00% to 5.5%, due 2/20/2051 to 3/16/2057, which had an aggregate value of $20,206,200.

Investments in Other Investment Companies

Each non money-market ProFund VP may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the

1940 Act. If the ProFund VP invests in, and thus, is a shareholder of, another investment company, the ProFund VP’s shareholders will indirectly bear the ProFund VP’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  241 payable directly by the ProFund VP to the ProFund VP’s own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP’s own operations. Because most ETFs are investment companies, the ProFund VP’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund VP’s investment in the shares of another investment company up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund VP may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1‑4. Rule 12d1‑4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to “funds of funds” arrangements.

Depositary Receipts

Each non-money market ProFund VP, may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30,

2026, were utilized to gain exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2026. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with swap agreements in the ProFund VP Semiconductor, ProFund VP Small-Cap, and ProFund VP UltraBull was 19%, 11%, and 13% respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2026.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq‑100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor is also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the

242  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  243

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2026, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

244  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/ from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026.

	Assets					Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*		Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—		$3,264		$—	$—		$—	$—
ProFund VP Bear	—		—		—	4,700		13,210	—
ProFund VP Biotechnology	—		72,128		—	—		—	—
ProFund VP Bull	42,370		63,171		—	—		—	—
ProFund VP Communication Services	—		—		—	—		158	—
ProFund VP Consumer Discretionary	—		7,187		—	—		—	—
ProFund VP Consumer Staples	—		—		—	—		1,818	—
ProFund VP Dow 30	—		970		—	—		—	—
ProFund VP Emerging Markets	—		19,655		—	—		—	—
ProFund VP Energy	—		—		—	—		23,585	—
ProFund VP Financials	—		—		—	—		2,624	—
ProFund VP Health Care	—		23,425		—	—		—	—
ProFund VP Industrials	—		15,933		—	—		—	—
ProFund VP International	—		51,713		—	—		—	—
ProFund VP Internet	—		4,777		—	—		—	—
ProFund VP Japan	1,384,025		1,790		—	—		—	—
ProFund VP Materials	—		3,582		—	—		—	—
ProFund VP Mid-Cap	61,091		63,176		—	—		—	—
ProFund VP Nasdaq‑100	672,684		254,209		—	—		—	—
ProFund VP Pharmaceuticals	—		10,231		—	—		—	—
ProFund VP Precious Metals	—		—		—	—		1,578,930	—

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  245

	Assets					Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*		Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
ProFund VP Real Estate	$—		$—		$—	$—		$3,342	$—
ProFund VP Semiconductor	—		62,503		—	—		—	—
ProFund VP Short Dow 30	—		—		—	—		13	—
ProFund VP Short Emerging Markets	—		—		—	—		5,629	—
ProFund VP Short International	—		—		—	—		1,391	—
ProFund VP Short Mid-Cap	—		—		—	—		272	—
ProFund VP Short Nasdaq‑100	—		—		—	—		22,016	—
ProFund VP Short Small-Cap	—		—		—	7,839		6,507	—
ProFund VP Small-Cap	31,363		11,997		—	—		—	—
ProFund VP Technology	—		38,254		—	—		—	—
ProFund VP UltraBull	42,370		295,757		—	—		—	—
ProFund VP UltraMid-Cap	39,896		95,549		—	—		—	—
ProFund VP UltraNasdaq‑100	1,009,026		7,393,121		—	—		—	—
ProFund VP UltraShort Dow 30	—		—		—	—		28	—
ProFund VP UltraShort Nasdaq‑100	—		—		—	—		41,944	—
ProFund VP UltraSmall-Cap	172,498		117,163		—	—		—	—
ProFund VP Utilities	—		—		—	—		1,382	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—		—		258	—		—	4,753
Interest Rate Risk Exposure:
ProFund Access VP High Yield	—		6,126		—	—		—	—
ProFund VP Rising Rates Opportunity	—		—		—	—		41,710	—
ProFund VP U.S. Government Plus	—		26,531		—	—		—	—
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2026.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts		Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks		$—		$7,191	$—		$—	$4,170	$—
ProFund VP Bear		(19,641)		(98,620)	—		(7,583)	(20,870)	—
ProFund VP Biotechnology		—		231,383	—		—	93,128	—
ProFund VP Bull		176,682		(457,176)	—		68,265	102,007	—
ProFund VP Communication Services		—		(27,589)	—		—	808	—
ProFund VP Consumer Discretionary		—		(21,312)	—		—	13,649	—
ProFund VP Consumer Staples		—		18,314	—		—	(1,545)	—
ProFund VP Dow 30		—		22,356	—		—	4,022	—
ProFund VP Emerging Markets		—		(107,401)	—		—	23,746	—
ProFund VP Energy		—		190,648	—		—	(25,215)	—
ProFund VP Financials		—		(66,673)	—		—	7,418	—
ProFund VP Health Care		—		(29,417)	—		—	27,593	—
ProFund VP Industrials		—		78,733	—		—	16,389	—
ProFund VP International		—		943,424	—		—	107,460	—
ProFund VP Internet		—		(20,505)	—		—	8,598	—
ProFund VP Japan		3,700,532		80,291	—		1,401,909	1,326	—
ProFund VP Materials		—		4,387	—		—	5,490	—

246  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts		Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
ProFund VP Mid-Cap		$160,894		$1,028,386	$—		$93,385	$173,260	$—
ProFund VP Nasdaq‑100		866,562		3,782,026	—		1,030,612	537,167	—
ProFund VP Pharmaceuticals		—		(783)	—		—	14,063	—
ProFund VP Precious Metals		—		(8,992,946)	—		—	2,235,081	—
ProFund VP Real Estate		—		13,004	—		—	(3,773)	—
ProFund VP Semiconductor		—		1,821,546	—		—	92,427	—
ProFund VP Short Dow 30		—		(2,685)	—		—	(154)	—
ProFund VP Short Emerging Markets		—		9,403	—		—	(7,020)	—
ProFund VP Short International		—		(67,388)	—		—	(8,273)	—
ProFund VP Short Mid-Cap		—		(13,001)	—		—	(1,002)	—
ProFund VP Short Nasdaq‑100		—		(319,293)	—		—	(40,017)	—
ProFund VP Short Small-Cap		(17,492)		(70,307)	—		(12,137)	(15,303)	—
ProFund VP Small-Cap		53,573		352,197	—		48,564	70,198	—
ProFund VP Technology		—		257,651	—		—	48,781	—
ProFund VP UltraBull		176,681		1,298,899	—		68,265	527,407	—
ProFund VP UltraMid-Cap		96,531		1,340,186	—		59,273	258,722	—
ProFund VP UltraNasdaq‑100		2,353,702		52,816,923	—		1,617,504	11,466,937	—
ProFund VP UltraShort Dow 30		—		(887)	—		—	(134)	—
ProFund VP UltraShort Nasdaq‑100		—		(3,005,454)	—		—	(45,991)	—
ProFund VP UltraSmall-Cap		270,433		2,803,394	—		244,603	399,835	—
ProFund VP Utilities		—		25,454	—		—	(1,314)	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar		—		—	(13,155)		—	—	(6,663)
Interest Rate Risk Exposure:
ProFund Access VP High Yield		—		(62,755)	—		—	(6,198)	—
ProFund VP Rising Rates Opportunity		—		72,341	—		—	(81,809)	—
ProFund VP U.S. Government Plus		—		(68,143)	—		—	54,122	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of June 30, 2026. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Gross Asset (Liability) as presented in the Statement of Assets and Liabilities		Financial Instruments (Received) Pledged		Cash Collateral (Received) Pledged	Net Amount
ProFund Access VP High Yield
Swap Agreements — Goldman Sachs International	$5,080		$—		$—	$5,080
Swap Agreements — UBS AG	1,046		—		—	1,046
ProFund VP Banks
Swap Agreements — Goldman Sachs International	3,264		—		—	3,264
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(7,086)		7,086		—	—
Swap Agreements — UBS AG	(6,124)		6,124		—	—
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	72,128		—		—	72,128
ProFund VP Bull
Swap Agreements — Goldman Sachs International	33,019		—		—	33,019
Swap Agreements — UBS AG	30,152		—		—	30,152

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  247

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Communication Services
Swap Agreements — Goldman Sachs International	$(158)		$—	$158	$—
ProFund VP Consumer Discretionary
Swap Agreements — Goldman Sachs International	7,187		—	—	7,187
ProFund VP Consumer Staples
Swap Agreements — Goldman Sachs International	(1,818)		—	1,818	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	787		—	—	787
Swap Agreements — UBS AG	183		—	—	183
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	9,039		—	—	9,039
Swap Agreements — UBS AG	10,616		—	—	10,616
ProFund VP Energy
Swap Agreements — Goldman Sachs International	(23,585)		—	23,585	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	258
Depreciation	(3,250)
Net Depreciation	(2,992)		—	—	(2,992)
Forward Currency Contracts — UBS AG
Appreciation	—
Depreciation	(1,503)
Net Depreciation	(1,503)		1,503	—	—
ProFund VP Financials
Swap Agreements — Goldman Sachs International	(2,624)		—	2,624	—
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	23,425		—	—	23,425
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	15,933		—	—	15,933
ProFund VP International
Swap Agreements — Goldman Sachs International	25,761		—	—	25,761
Swap Agreements — UBS AG	25,952		—	—	25,952
ProFund VP Internet
Swap Agreements — Goldman Sachs International	4,777		—	—	4,777
ProFund VP Japan
Swap Agreements — Goldman Sachs International	1,790		—	—	1,790
ProFund VP Materials
Swap Agreements — Goldman Sachs International	3,582		—	—	3,582
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	31,829		(31,829)	—	—
Swap Agreements — UBS AG	31,347		—	—	31,347
ProFund VP Nasdaq‑100
Swap Agreements — Goldman Sachs International	246,505		(246,505)	—	—
Swap Agreements — UBS AG	7,704		—	—	7,704
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	10,231		—	—	10,231
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(762,592)		762,592	—	—
Swap Agreements — UBS AG	(816,338)		816,338	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	(3,342)		—	3,342	—
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(35,921)		29,000	1,000	(5,921)
Swap Agreements — Societe’ Generale	(5,789)		5,789	—	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	62,503		—	—	62,503
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(5)		—	5	—
Swap Agreements — UBS AG	(8)		8	—	—

248  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Gross Asset (Liability) as presented in the Statement of Assets and Liabilities		Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	$(1,808)		$1,808	$—	$—
Swap Agreements — UBS AG	(3,821)		3,821	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	(882)		882	—	—
Swap Agreements — UBS AG	(509)		509	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(111)		111	—	—
Swap Agreements — UBS AG	(161)		161	—	—
ProFund VP Short Nasdaq‑100
Swap Agreements — Goldman Sachs International	(10,782)		10,782	—	—
Swap Agreements — UBS AG	(11,234)		11,234	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(1,845)		1,845	—	—
Swap Agreements — UBS AG	(4,662)		4,662	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	7,894		—	—	7,894
Swap Agreements — UBS AG	4,103		—	—	4,103
ProFund VP Technology
Swap Agreements — Goldman Sachs International	38,254		—	—	38,254
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	211,990		—	—	211,990
Swap Agreements — UBS AG	83,767		—	—	83,767
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	67,129		(67,129)	—	—
Swap Agreements — UBS AG	28,420		—	—	28,420
ProFund VP UltraNasdaq‑100
Swap Agreements — Goldman Sachs International	4,084,303		—	—	4,084,303
Swap Agreements — UBS AG	3,308,818		—	—	3,308,818
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(16)		16	—	—
Swap Agreements — UBS AG	(12)		—	12	—
ProFund VP UltraShort Nasdaq‑100
Swap Agreements — Goldman Sachs International	(19,528)		19,528	—	—
Swap Agreements — UBS AG	(22,416)		22,416	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	61,561		(61,561)	—	—
Swap Agreements — UBS AG	55,602		(55,602)	—	—
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	13,464		—	—	13,464
Swap Agreements — Societe’ Generale	13,067		—	—	13,067
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(1,382)		—	1,382	—
*
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Securities Lending

Each non-money ProFund VP, except for ProFund Access VP High Yield, may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar- denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP’s assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  249 a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP’s investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP’s securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of June 30, 2026:

	Value of Securities on Loan		Value of Cash Collateral Received*
ProFund VP Asia 30		$5,142,471		$5,213,078
ProFund VP Banks		38,946		39,895
ProFund VP Biotechnology		1,541,434		1,649,956
ProFund VP Bull		1,735		2,112
ProFund VP Communication Services		34,628		35,998
ProFund VP Emerging Markets		4,336,016		4,362,558
ProFund VP Europe 30		3,103,896		3,198,540
ProFund VP Mid-Cap Growth		23,628		100,491
ProFund VP Mid-Cap Value		36,611		38,428
ProFund VP Pharmaceuticals		149,592		161,233
ProFund VP Semiconductor		43,537		63,284
ProFund VP Small-Cap		88,166		92,094
ProFund VP Small-Cap Growth		4,390		4,845
ProFund VP Small-Cap Value		134,813		138,385
ProFund VP UltraBull		730		888
ProFund VP UltraMid-Cap		11,480		34,862
ProFund VP UltraSmall-Cap		141,551		147,796
*
Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations as Foreign tax withholding. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Any receivables at period end are disclosed in the Statements of Assets and Liabilities as Receivable for Tax Reclaims. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

250  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will at least be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company (“PFIC”) sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, corporate actions, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For ProFund Access VP High Yield, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

Pursuant to Rule 2a‑5 (the “Rule”), the Trust’s Board of Trustees designated the Advisor the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VP investments are summarized in the three broad levels listed below:

•
Level 1–quoted prices in active markets for identical assets
•
Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3–significant unobservable inputs (including the ProFunds VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  251 approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a‑7 of the 1940 Act. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued using the quoted daily forward rate obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended June 30, 2026, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

				LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
Repurchase Agreements	$—		$—	$8,025,000	$—		$8,025,000	$—
Swap Agreements	—		—	—	6,126		—	6,126
Total	$—		$—	$8,025,000	$6,126		$8,025,000	$6,126
ProFund VP Asia 30
Common Stocks	$22,520,087		$—	$—	$—		$22,520,087	$—
Collateral for Securities Loaned	5,213,078		—	—	—		5,213,078	—
Total	$27,733,165		$—	$—	$—		$27,733,165	$—
ProFund VP Banks
Common Stocks	$4,328,072		$—	$—	$—		$4,328,072	$—
Repurchase Agreements	—		—	86,000	—		86,000	—
Collateral for Securities Loaned	39,895		—	—	—		39,895	—
Swap Agreements	—		—	—	3,264		—	3,264
Total	$4,367,967		$—	$86,000	$3,264		$4,453,967	$3,264
ProFund VP Bear
Repurchase Agreements	$—		$—	$1,966,000	$—		$1,966,000	$—
Futures Contracts	—		(4,700)	—	—		—	(4,700)
Swap Agreements	—		—	—	(13,210)		—	(13,210)
Total	$—		$(4,700)	$1,966,000	$(13,210)		$1,966,000	$(17,910)

252  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

				LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Biotechnology
Common Stocks	$47,424,101		$—	$—		$—	$47,424,101	$—
Rights	4,179		—	—		—	4,179	—
Repurchase Agreements	—		—	1,157,000		—	1,157,000	—
Collateral for Securities Loaned	1,649,956		—	—		—	1,649,956	—
Swap Agreements	—		—	—		72,128	—	72,128
Total	$49,078,236		$—	$1,157,000		$72,128	$50,235,236	$72,128
ProFund VP Bull
Common Stocks	$38,659,502		$—	$—		$—	$38,659,502	$—
Repurchase Agreements	—		—	11,101,000		—	11,101,000	—
Collateral for Securities Loaned	2,112		—	—		—	2,112	—
Futures Contracts	—		42,370	—		—	—	42,370
Swap Agreements	—		—	—		63,171	—	63,171
Total	$38,661,614		$42,370	$11,101,000		$63,171	$49,762,614	$105,541
ProFund VP Communication Services
Common Stocks	$11,081,337		$—	$—		$—	$11,081,337	$—
Repurchase Agreements	—		—	197,000		—	197,000	—
Collateral for Securities Loaned	35,998		—	—		—	35,998	—
Swap Agreements	—		—	—	(158)		—	(158)
Total	$11,117,335		$—	$197,000		$(158)	$11,314,335	$(158)
ProFund VP Consumer Discretionary
Common Stocks	$17,002,220		$—	$—		$—	$17,002,220	$—
Repurchase Agreements	—		—	451,000		—	451,000	—
Swap Agreements	—		—	—		7,187	—	7,187
Total	$17,002,220		$—	$451,000		$7,187	$17,453,220	$7,187
ProFund VP Consumer Staples
Common Stocks	$10,105,383		$—	$—		$—	$10,105,383	$—
Repurchase Agreements	—		—	140,000		—	140,000	—
Swap Agreements	—		—	—	(1,818)		—	(1,818)
Total	$10,105,383		$—	$140,000		$(1,818)	$10,245,383	$(1,818)
ProFund VP Dow 30
Repurchase Agreements	$—		$—	$377,000		$—	$377,000	$—
Swap Agreements	—		—	—		970	—	970
Total	$—		$—	$377,000		$970	$377,000	$970
ProFund VP Emerging Markets
Common Stocks	$30,597,336		$—	$—		$—	$30,597,336	$—
Preferred Stocks	560,756		—	—		—	560,756	—
Repurchase Agreements	—		—	249,000		—	249,000	—
Collateral for Securities Loaned	4,362,558		—	—		—	4,362,558	—
Swap Agreements	—		—	—		19,655	—	19,655
Total	$35,520,650		$—	$249,000		$19,655	$35,769,650	$19,655
ProFund VP Energy
Common Stocks	$34,828,113		$—	$—		$—	$34,828,113	$—
Repurchase Agreements	—		—	306,000		—	306,000	—
Swap Agreements	—		—	—	(23,585)		—	(23,585)
Total	$34,828,113		$—	$306,000		$(23,585)	$35,134,113	$(23,585)
ProFund VP Europe 30
Common Stocks	$16,896,878		$—	$—		$—	$16,896,878	$—
Collateral for Securities Loaned	3,198,540		—	—		—	3,198,540	—
Total	$20,095,418		$—	$—		$—	$20,095,418	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—		$—	$352,000		$—	$352,000	$—
Forward Currency Contracts	—		—	—	(4,495)		—	(4,495)
Total	$—		$—	$352,000		$(4,495)	$352,000	$(4,495)

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  253

				LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Financials
Common Stocks	$26,269,272		$—	$—	$—		$26,269,272	$—
Repurchase Agreements	—		—	260,000	—		260,000	—
Swap Agreements	—		—	—	(2,624)		—	(2,624)
Total	$26,269,272		$—	$260,000	$(2,624)		$26,529,272	$(2,624)
ProFund VP Government Money Market
U.S. Treasury Obligations	$—		$—	$14,878,527	$—		$14,878,527	$—
Repurchase Agreements	—		—	16,233,000	—		16,233,000	—
Total	$—		$—	$31,111,527	$—		$31,111,527	$—
ProFund VP Health Care
Common Stocks	$30,583,712		$—	$—	$—		$30,583,712	$—
Repurchase Agreements	—		—	993,000	—		993,000	—
Swap Agreements	—		—	—	23,425		—	23,425
Total	$30,583,712		$—	$993,000	$23,425		$31,576,712	$23,425
ProFund VP Industrials
Common Stocks	$24,157,661		$—	$—	$—		$24,157,661	$—
Repurchase Agreements	—		—	227,000	—		227,000	—
Swap Agreements	—		—	—	15,933		—	15,933
Total	$24,157,661		$—	$227,000	$15,933		$24,384,661	$15,933
ProFund VP International
Repurchase Agreements	$—		$—	$16,018,000	$—		$16,018,000	$—
Swap Agreements	—		—	—	51,713		—	51,713
Total	$—		$—	$16,018,000	$51,713		$16,018,000	$51,713
ProFund VP Internet
Common Stocks	$10,545,131		$—	$—	$—		$10,545,131	$—
Repurchase Agreements	—		—	325,000	—		325,000	—
Swap Agreements	—		—	—	4,777		—	4,777
Total	$10,545,131		$—	$325,000	$4,777		$10,870,131	$4,777
ProFund VP Japan
Repurchase Agreements	$—		$—	$16,349,000	$—		$16,349,000	$—
Futures Contracts	—		1,384,025	—	—		—	1,384,025
Swap Agreements	—		—	—	1,790		—	1,790
Total	$—		$1,384,025	$16,349,000	$1,790		$16,349,000	$1,385,815
ProFund VP Large-Cap Growth
Common Stocks	$32,884,776		$—	$—	$—		$32,884,776	$—
Repurchase Agreements	—		—	63,000	—		63,000	—
Total	$32,884,776		$—	$63,000	$—		$32,947,776	$—
ProFund VP Large-Cap Value
Common Stocks	$16,993,541		$—	$—	$—		$16,993,541	$—
Repurchase Agreements	—		—	58,000	—		58,000	—
Total	$16,993,541		$—	$58,000	$—		$17,051,541	$—
ProFund VP Materials
Common Stocks	$13,937,311		$—	$—	$—		$13,937,311	$—
Repurchase Agreements	—		—	84,000	—		84,000	—
Swap Agreements	—		—	—	3,582		—	3,582
Total	$13,937,311		$—	$84,000	$3,582		$14,021,311	$3,582
ProFund VP Mid-Cap
Repurchase Agreements	$—		$—	$11,042,000	$—		$11,042,000	$—
Futures Contracts	—		61,091	—	—		—	61,091
Swap Agreements	—		—	—	63,176		—	63,176
Total	$—		$61,091	$11,042,000	$63,176		$11,042,000	$124,267

254  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

LEVEL 2 - Other Significant
LEVEL 1 - Quoted Prices	Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap Growth
Common Stocks	$15,180,391	$—	$—	$—	$15,180,391	$—
Repurchase Agreements	—	—	51,000	—	51,000	—
Collateral for Securities Loaned	100,491	—	—	—	100,491	—
Total	$15,280,882	$—	$51,000	$—	$15,331,882	$—
ProFund VP Mid-Cap Value
Common Stocks	$9,994,056	$—	$—	$—	$9,994,056	$—
Repurchase Agreements	—	—	38,000	—	38,000	—
Collateral for Securities Loaned	38,428	—	—	—	38,428	—
Total	$10,032,484	$—	$38,000	$—	$10,070,484	$—
ProFund VP Nasdaq‑100
Common Stocks	$155,274,883	$—	$—	$—	$155,274,883	$—
Repurchase Agreements	—	—	30,078,000	—	30,078,000	—
Futures Contracts	—	672,684	—	—	—	672,684
Swap Agreements	—	—	—	254,209	—	254,209
Total	$155,274,883	$672,684	$30,078,000	$254,209	$185,352,883	$926,893
ProFund VP Pharmaceuticals
Common Stocks	$11,163,971	$—	$—	$—	$11,163,971	$—
Repurchase Agreements	—	—	384,000	—	384,000	—
Collateral for Securities Loaned	161,233	—	—	—	161,233	—
Swap Agreements	—	—	—	10,231	—	10,231
Total	$11,325,204	$—	$384,000	$10,231	$11,709,204	$10,231
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$52,476,000	$—	$52,476,000	$—
Swap Agreements	—	—	—	(1,578,930)	—	(1,578,930)
Total	$—	$—	$52,476,000	$(1,578,930)	$52,476,000	$(1,578,930)
ProFund VP Real Estate
Common Stocks	$5,823,795	$—	$—	$—	$5,823,795	$—
Repurchase Agreements	—	—	42,000	—	42,000	—
Swap Agreements	—	—	—	(3,342)	—	(3,342)
Total	$5,823,795	$—	$42,000	$(3,342)	$5,865,795	$(3,342)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$4,753,000	$—	$4,753,000	$—
Swap Agreements	—	—	—	(41,710)	—	(41,710)
Total	$—	$—	$4,753,000	$(41,710)	$4,753,000	$(41,710)
ProFund VP Semiconductor
Common Stocks	$72,292,857	$—	$—	$—	$72,292,857	$—
Repurchase Agreements	—	—	1,490,000	—	1,490,000	—
Collateral for Securities Loaned	63,284	—	—	—	63,284	—
Swap Agreements	—	—	—	62,503	—	62,503
Total	$72,356,141	$—	$1,490,000	$62,503	$73,846,141	$62,503
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$4,000	$—	$4,000	$—
Swap Agreements	—	—	—	(13)	—	(13)
Total	$—	$—	$4,000	$(13)	$4,000	$(13)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$416,000	$—	$416,000	$—
Swap Agreements	—	—	—	(5,629)	—	(5,629)
Total	$—	$—	$416,000	$(5,629)	$416,000	$(5,629)
ProFund VP Short International
Repurchase Agreements	$—	$—	$430,000	$—	$430,000	$—
Swap Agreements	—	—	—	(1,391)	—	(1,391)
Total	$—	$—	$430,000	$(1,391)	$430,000	$(1,391)

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  255

LEVEL 2 - Other Significant
LEVEL 1 - Quoted Prices	Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$39,000	$—	$39,000	$—
Swap Agreements	—	—	—	(272)	—	(272)
Total	$—	$—	$39,000	$(272)	$39,000	$(272)
ProFund VP Short Nasdaq‑100
Repurchase Agreements	$—	$—	$1,324,000	$—	$1,324,000	$—
Swap Agreements	—	—	—	(22,016)	—	(22,016)
Total	$—	$—	$1,324,000	$(22,016)	$1,324,000	$(22,016)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,459,000	$—	$1,459,000	$—
Futures Contracts	—	(7,839)	—	—	—	(7,839)
Swap Agreements	—	—	—	(6,507)	—	(6,507)
Total	$—	$(7,839)	$1,459,000	$(6,507)	$1,459,000	$(14,346)
ProFund VP Small-Cap
Common Stocks	$8,640,966	$—	$—	$—	$8,640,966	$—
Rights	—	—	—	*	—	—	—
Trust	—	—	—	*	—	—	—
Repurchase Agreements	—	—	2,973,000	—	2,973,000	—
Collateral for Securities Loaned	92,094	—	—	—	92,094	—
Futures Contracts	—	31,363	—	—	—	31,363
Swap Agreements	—	—	—	11,997	—	11,997
Total	$8,733,060	$31,363	$2,973,000	$11,997	$11,706,060	$43,360
ProFund VP Small-Cap Growth
Common Stocks	$21,384,839	$—	$—	$—	$21,384,839	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Collateral for Securities Loaned	4,845	—	—	—	4,845	—
Total	$21,389,684	$—	$40,000	$—	$21,429,684	$—
ProFund VP Small-Cap Value
Common Stocks	$19,484,517	$—	$—	$—	$19,484,517	$—
Repurchase Agreements	—	—	27,000	—	27,000	—
Collateral for Securities Loaned	138,385	—	—	—	138,385	—
Total	$19,622,902	$—	$27,000	$—	$19,649,902	$—
ProFund VP Technology
Common Stocks	$62,673,879	$—	$—	$—	$62,673,879	$—
Repurchase Agreements	—	—	1,181,000	—	1,181,000	—
Swap Agreements	—	—	—	38,254	—	38,254
Total	$62,673,879	$—	$1,181,000	$38,254	$63,854,879	$38,254
ProFund VP UltraBull
Common Stocks	$16,207,928	$—	$—	$—	$16,207,928	$—
Repurchase Agreements	—	—	12,403,000	—	12,403,000	—
Collateral for Securities Loaned	888	—	—	—	888	—
Futures Contracts	—	42,370	—	—	—	42,370
Swap Agreements	—	—	—	295,757	—	295,757
Total	$16,208,816	$42,370	$12,403,000	$295,757	$28,611,816	$338,127
ProFund VP UltraMid-Cap
Common Stocks	$8,838,028	$—	$—	$—	$8,838,028	$—
Repurchase Agreements	—	—	3,062,000	—	3,062,000	—
Collateral for Securities Loaned	34,862	—	—	—	34,862	—
Futures Contracts	—	39,896	—	—	—	39,896
Swap Agreements	—	—	—	95,549	—	95,549
Total	$8,872,890	$39,896	$3,062,000	$95,549	$11,934,890	$135,445

256  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

LEVEL 2 - Other Significant
LEVEL 1 - Quoted Prices	Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraNasdaq‑100
Common Stocks	$273,449,392	$—	$—	$—	$273,449,392	$—
Repurchase Agreements	—	—	94,596,000	—	94,596,000	—
Futures Contracts	—	1,009,026	—	—	—	1,009,026
Swap Agreements	—	—	—	7,393,121	—	7,393,121
Total	$273,449,392	$1,009,026	$94,596,000	$7,393,121	$368,045,392	$8,402,147
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$4,000	$—	$4,000	$—
Swap Agreements	—	—	—	(28)	—	(28)
Total	$—	$—	$4,000	$(28)	$4,000	$(28)
ProFund VP UltraShort Nasdaq‑100
Repurchase Agreements	$—	$—	$1,244,000	$—	$1,244,000	$—
Swap Agreements	—	—	—	(41,944)	—	(41,944)
Total	$—	$—	$1,244,000	$(41,944)	$1,244,000	$(41,944)
ProFund VP UltraSmall-Cap
Common Stocks	$13,230,800	$—	$—	$—	$13,230,800	$—
Rights	—	—	—	*	—	—	—
Trust	—	—	—	*	—	—	—
Repurchase Agreements	—	—	6,308,000	—	6,308,000	—
Collateral for Securities Loaned	147,796	—	—	—	147,796	—
Futures Contracts	—	172,498	—	—	—	172,498
Swap Agreements	—	—	—	117,163	—	117,163
Total	$13,378,596	$172,498	$6,308,000	$117,163	$19,686,596	$289,661
ProFund VP U.S. Government Plus
Repurchase Agreements	$—	$—	$3,677,000	$—	$3,677,000	$—
U.S. Government & Agencies	—	—	2,668,256	—	2,668,256	—
Swap Agreements	—	—	—	26,531	—	26,531
Total	$—	$—	$6,345,256	$26,531	$6,345,256	$26,531
ProFund VP Utilities
Common Stocks	$31,284,284	$—	$—	$—	$31,284,284	$—
Repurchase Agreements	—	—	735,000	—	735,000	—
Swap Agreements	—	—	—	(1,382)	—	(1,382)
Total	$31,284,284	$—	$735,000	$(1,382)	$32,019,284	$(1,382)
^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*
Securities have $0 market value.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the

ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2026, no Fund’s annual investment advisory fee was subject to such reductions.

Ultimus Fund Solutions, LLC (“Ultimus”) acts as the Trust’s administrator (the “Administrator”) and fund accounting agent. The Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust’s compliance program. Additionally, Ultimus provides legal administration services (altogether, the “Legal Administration Services”) to the Trust pursuant to a separate agreement. The Trust

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  257 pays Ultimus a monthly fee for the Legal Administration Services. Fees paid for the period ended June 30, 2026, to Ultimus by the ProFunds VP for administrator and fund accounting services, are reflected on the Statements of Operations as “Administration and fund accounting fees”.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of ProFunds VP, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b‑1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2026, for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $36,304 for the period ended June 30, 2026. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2026, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $35,269 for the period ended June 30, 2026. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the period ended June 30, 2026, actual Trustee compensation was $562,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 0.90% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. For the non-money market ProFunds VP, these expense limitations remain in effect until at least April 30, 2027.

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the period, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund VP Asia 30		$(2,371)	$(2,092)	$(279)	$—
ProFund VP Banks		(232)	(205)	(27)	—
ProFund VP Consumer Discretionary		(790)	(697)	(93)	—
ProFund VP Emerging Markets		(2,568)	(2,266)	(302)	—
ProFund VP Energy		(2,947)	(2,600)	(347)	—
ProFund VP Europe 30		(2,033)	(1,794)	(239)	—
ProFund VP Falling U.S. Dollar		(3,390)	(2,089)	(278)	(1,023)
ProFund VP Government Money Market		(34,712)	(30,628)	(4,084)	—
ProFund VP Mid-Cap Growth		(1,351)	(1,192)	(159)	—
ProFund VP Mid-Cap Value		(1,755)	(1,549)	(206)	—
ProFund VP Short Small-Cap		(636)	(561)	(75)	—
ProFund VP Small-Cap		(9,178)	(8,098)	(1,080)	—
ProFund VP UltraMid-Cap		(351)	(310)	(41)	—

258  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund VP UltraNasdaq‑100		$(109)	$(96)	$(13)	$—
ProFund VP UltraShort Nasdaq‑100		(346)	(305)	(41)	—
ProFund VP UltraSmall-Cap		(10,068)	(8,884)	(1,184)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

	Recoupment of prior expenses reduced by the Advisor		Recoupment allocated to advisory fees	Recoupment allocated to management services fees
ProFund Access VP High Yield		$539		$476	$63
ProFund VP Asia 30		2,924		2,580	344
ProFund VP Banks		537		474	63
ProFund VP Bull		8,000		7,059	941
ProFund VP Communication Services		1,723		1,520	203
ProFund VP Consumer Discretionary		3,398		2,998	400
ProFund VP Consumer Staples		846		746	100
ProFund VP Emerging Markets		210		185	25
ProFund VP Energy		6,151		5,427	724
ProFund VP Europe 30		5,155		4,549	606
ProFund VP Financials		4,500		3,971	529
ProFund VP Health Care		7,196		6,349	847
ProFund VP Industrials		2,461		2,171	290
ProFund VP International		2,563		2,261	302
ProFund VP Internet		2,073		1,829	244
ProFund VP Japan		2,269		2,002	267
ProFund VP Large-Cap Growth		4,000		3,529	471
ProFund VP Large-Cap Value		1,220		1,076	144
ProFund VP Materials		1,675		1,478	197
ProFund VP Mid-Cap		2,000		1,765	235
ProFund VP Pharmaceuticals		1,000		882	118
ProFund VP Precious Metals		9,968		8,795	1,173
ProFund VP Short International		128		113	15
ProFund VP Short Nasdaq‑100		77		68	9
ProFund VP Small-Cap Growth		4,294		3,789	505
ProFund VP Small-Cap Value		4,308		3,801	507
ProFund VP UltraBull		3,500		3,088	412
ProFund VP UltraNasdaq‑100		3,685		3,251	434
ProFund VP UltraShort Nasdaq‑100		1,246		1,098	148
ProFund VP U.S. Government Plus		1,402		1,168	234
ProFund VP Utilities		3,000		2,647	353

As of June 30, 2026, the recoupments that may potentially be made by the ProFunds VP are shown in the table below. As of June 30, 2026, no commitment or contingent liability is expected:

		Expires		Expires		Expires		Expires
Fund Name	4/30/27	4/30/28	4/30/29	4/30/30	Total
ProFund VP Asia 30		$25,206	$22,715	$—		$2,371	$50,292
ProFund VP Banks		4,317	3,111	241		232	7,901
ProFund VP Bear		1,200	829	—		—	2,029
ProFund VP Bull		34,434	5,741	—		—	40,175
ProFund VP Communication Services		7,684	—	—		—	7,684
ProFund VP Consumer Discretionary		21,213	—	1,109		790	23,112
ProFund VP Consumer Staples		12,311	—	4,887		—	17,198
ProFund VP Emerging Markets		28,104	21,265	6,444		2,568	58,381
ProFund VP Energy		29,540	—	547		2,947	33,034
ProFund VP Europe 30		11,637	16,835	—		2,033	30,505

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  259

		Expires		Expires		Expires		Expires
Fund Name	4/30/27	4/30/28	4/30/29	4/30/30	Total
ProFund VP Falling U.S. Dollar		$12,693	$7,152	$7,834		$640	$28,319
ProFund VP Financials		19,042	—	—		—	19,042
ProFund VP Government Money Market		81,574	69,853	71,072		13,533	236,032
ProFund VP Health Care		20,257	—	—		—	20,257
ProFund VP Industrials		15,135	5,989	—		—	21,124
ProFund VP International		—	1,000	—		—	1,000
ProFund VP Internet		8,967	—	—		—	8,967
ProFund VP Japan		1,000	—	—		—	1,000
ProFund VP Large-Cap Growth		21,702	17,711	—		—	39,413
ProFund VP Large-Cap Value		15,437	13,155	722		—	29,314
ProFund VP Materials		12,928	—	284		—	13,212
ProFund VP Mid-Cap		5,855	602	—		—	6,457
ProFund VP Mid-Cap Growth		18,465	15,244	4,442		—	38,151
ProFund VP Mid-Cap Value		14,821	12,133	2,356		702	30,012
ProFund VP Nasdaq‑100		81,574	68,717	—		—	150,291
ProFund VP Pharmaceuticals		8,879	1,741	—		—	10,620
ProFund VP Precious Metals		18,972	6,453	—		—	25,425
ProFund VP Real Estate		8,241	4,939	—		—	13,180
ProFund VP Short Emerging Markets		478	—	—		—	478
ProFund VP Short Mid-Cap		147	56	—		—	203
ProFund VP Short Nasdaq‑100		4,372	—	1,258		—	5,630
ProFund VP Short Small-Cap		4,004	1,226	1,647		163	7,040
ProFund VP Small-Cap		20,201	16,853	16,119		3,531	56,704
ProFund VP Small-Cap Growth		14,265	—	381		—	14,646
ProFund VP Small-Cap Value		16,930	—	3,000		—	19,930
ProFund VP UltraBull		—	4,164	—		—	4,164
ProFund VP UltraMid-Cap		12,122	6,981	2,491		1	21,595
ProFund VP UltraNasdaq‑100		142,350	167,394	18,191		109	328,044
ProFund VP UltraShort Nasdaq‑100		1,846	—	—		346	2,192
ProFund VP UltraSmall-Cap		28,036	23,765	23,408		3,908	79,117
ProFund VP U.S. Government Plus		7,199	—	1,403		—	8,602
ProFund VP Utilities		32,709	7,351	—		—	40,060

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2027, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market’s net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2026, there were no recoupments that may potentially be made by ProFund VP Government Money Market.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2026, were as follows:

	Purchases		Sales
ProFund VP Asia 30		$10,273,270		$7,627,682
ProFund VP Banks		2,809,922		3,337,228
ProFund VP Biotechnology		18,416,998		23,009,665
ProFund VP Bull		17,552,497		22,529,973
ProFund VP Communication Services		29,575,013		31,125,445
ProFund VP Consumer Discretionary		28,555,133		30,481,815
ProFund VP Consumer Staples		19,100,373		18,883,769
ProFund VP Emerging Markets		25,545,205		28,910,650
ProFund VP Energy		27,286,912		28,337,455
ProFund VP Europe 30		7,413,892		10,928,679
ProFund VP Financials		27,424,786		38,314,124
ProFund VP Health Care		14,717,442		18,766,884
ProFund VP Industrials		34,300,164		29,860,225

260  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

	Purchases		Sales
ProFund VP Internet		$4,272,403		$6,188,521
ProFund VP Large-Cap Growth		8,561,562		17,902,892
ProFund VP Large-Cap Value		5,156,100		4,831,255
ProFund VP Materials		3,857,691		2,531,268
ProFund VP Mid-Cap Growth		8,404,849		9,551,830
ProFund VP Mid-Cap Value		3,093,250		4,504,631
ProFund VP Nasdaq‑100		9,647,927		9,392,380
ProFund VP Pharmaceuticals		4,110,654		4,842,940
ProFund VP Real Estate		34,217,612		37,755,895
ProFund VP Semiconductor		86,061,992		78,879,418
ProFund VP Small-Cap		2,648,597		2,010,605
ProFund VP Small-Cap Growth		6,165,415		4,649,286
ProFund VP Small-Cap Value		15,201,546		18,006,605
ProFund VP Technology		34,560,325		33,765,054
ProFund VP UltraBull		11,478,404		13,336,428
ProFund VP UltraMid-Cap		1,898,450		713,642
ProFund VP UltraNasdaq‑100		54,433,401		39,211,157
ProFund VP UltraSmall-Cap		3,759,735		2,618,749
ProFund VP Utilities		14,226,318		16,713,774

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2026, were as follows:

	Purchases		Sales
ProFund VP U.S. Government Plus		$5,359,394		$5,394,466

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. Each of these factors may prevent a ProFund VP from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund VP’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, each ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Holding Period Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the “Daily Target”) for any period other than a day. The performance of a

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  261

Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that the Advisor makes for the ProFund. The Advisor’s judgements about the ProFund VP’s investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on

262  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the ProFund Access VP High Yield, the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund VP, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund VP’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund VP invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund VP shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund VP’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund VP information, impede trading, cause reputational damage, and subject the ProFund VP to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund VP and its shareholders could be negatively impacted as a result. While a ProFund VP or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund VP invests, which could result in material adverse consequences for such issuers, and may cause the ProFund VP’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund VP could affect such a counterparty’s ability to meet its obligations to the ProFund VP, which may result in losses to the ProFund VP and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund VP.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID‑19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political,

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  263 social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund VP and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund VP may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund VP’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund VP’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund VP to complete redemptions and otherwise affect ProFund VP performance and ProFund VP trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund VP’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID‑19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, the institution of tariffs or other trade barriers, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund VP and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund VP’s investments, even beyond any direct exposure a ProFund VP may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund VP performance and the value of an investment in the ProFund VP.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for

264  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP’s performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds VP that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds VP and their counterparties, and are set at the Fed Funds rate (“FEDL01”) plus or minus a negotiated spread. The FEDL01 remained around 3.63% during the period ended June 30, 2026. Each ProFund VP with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds VP with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund VP’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund VP’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund VP’s investment may not keep pace with inflation, which may result in losses to the ProFund VP investors or adversely affect the real value of shareholder’s investments in a ProFund VP. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

Risks of Government Regulation

The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products” – which could include the leveraged and inverse funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.

7. Federal Income Tax Information

In this reporting period, the ProFunds VP adopted FASB Accounting Standards Update 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFunds VP financial positions or results of operations. For the period ended June 30, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the ProFunds VP.

During the fiscal year ended December 31, 2024, ProFund VP Bear and ProFund VP Rising Rates Opportunity paid capital gain distributions to meet the distribution requirements under Subchapter M of the Internal Revenue Code for a prior year and incurred $5,957 and $229,893 of interest fees, respectively, related to the distribution. These amounts were voluntarily reimbursed by the Advisor and are not subject to recoupment in future periods. As of June 30, 2026, no assessment has been made by the tax authority.

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  265

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended December 31, 2025							Year Ended December 31, 2024
Fund	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains		Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital		Total Distributions Paid
ProFund Access VP High Yield		$339,615		$—		$—	$339,615	$798,444		$—		$—	$798,444
ProFund VP Asia 30		882,108		—		—	882,108	132,757		—		—	132,757
ProFund VP Banks		55,386		—		—	55,386	85,083		—		—	85,083
ProFund VP Bear		64,199		—		—	64,199	131,745		—		—	131,745
ProFund VP Biotechnology		1,732,586		870,795		—	2,603,381	—		16,706,394		—	16,706,394
ProFund VP Bull		2,615,977		344,362		—	2,960,339	3,046,049		304,756		—	3,350,805
ProFund VP Communication Services		—		—		—	—	—		—		—	—
ProFund VP Consumer Discretionary		469,303		1,134,473		—	1,603,776	48,876		2,448,847		—	2,497,723
ProFund VP Consumer Staples		347,628		940,490		—	1,288,118	214,461		3,296,352		—	3,510,813
ProFund VP Dow 30		38,592		—		—	38,592	10,184		—		—	10,184
ProFund VP Emerging Markets		347,625		—		—	347,625	333,422		—		—	333,422
ProFund VP Energy		751,082		3,928,158		—	4,679,240	919,340		2,002,126		—	2,921,466
ProFund VP Europe 30		391,102		549,801		—	940,903	277,716		495,778		—	773,494
ProFund VP Falling U.S. Dollar		16,609		—		—	16,609	29,158		—		—	29,158
ProFund VP Financials		215,850		301,656		—	517,506	318,825		2,603,830		—	2,922,655
ProFund VP Government Money Market		939,860		—		—	939,860	1,306,098		—		—	1,306,098
ProFund VP Health Care		44,277		3,598,009		—	3,642,286	23,646		1,709,557		—	1,733,203
ProFund VP Industrials		278,579		184,009		—	462,588	117,546		2,108,358		—	2,225,904
ProFund VP International		369,306		—		—	369,306	371,382		—		—	371,382
ProFund VP Internet		116,678		—		—	116,678	257,577		—		—	257,577
ProFund VP Japan		1,158,429		981,719		—	2,140,148	1,012,848		1,018,378		—	2,031,226
ProFund VP Large-Cap Growth		599,496		2,431,511		—	3,031,007	294,318		236,430		—	530,748
ProFund VP Large-Cap Value		308,426		1,581,053		—	1,889,479	1,512,248		404,516		—	1,916,764
ProFund VP Materials		27,562		1,633,615		—	1,661,177	62,256		11,139		—	73,395
ProFund VP Mid-Cap		372,308		—		—	372,308	316,090		—		—	316,090
ProFund VP Mid-Cap Growth		266,825		985,014		—	1,251,839	20,691		575,705		—	596,396
ProFund VP Mid-Cap Value		222,834		827,985		—	1,050,819	408,837		93,833		—	502,670
ProFund VP Nasdaq‑100		5,981,374		5,578,151		—	11,559,525	11,487,731		8,419,596		—	19,907,327
ProFund VP Pharmaceuticals		20,150		—		—	20,150	—		1,036,921		—	1,036,921
ProFund VP Precious Metals		898,696		—		—	898,696	809,641		—		—	809,641
ProFund VP Real Estate		88,297		—		—	88,297	143,996		146,650		—	290,646
ProFund VP Rising Rates Opportunity		777,026		—		—	777,026	1,635,070		16,086		—	1,651,156
ProFund VP Semiconductor		19,714,058		11,680,933		—	31,394,991	5,756,750		1,524		—	5,758,274
ProFund VP Short Dow 30		178		—		—	178	200		—		—	200
ProFund VP Short Emerging Markets		17,444		—		—	17,444	29,923		—		—	29,923
ProFund VP Short International		18,684		—		—	18,684	29,900		—		—	29,900
ProFund VP Short Mid-Cap		2,666		—		—	2,666	7,165		—		—	7,165
ProFund VP Short Nasdaq‑100		119,093		—		—	119,093	205,004		—		—	205,004
ProFund VP Short Small-Cap		50,717		—		—	50,717	109,373		—		—	109,373
ProFund VP Small-Cap		71,629		—		—	71,629	99,601		—		—	99,601
ProFund VP Small-Cap Growth		—		1,315,907		—	1,315,907	42,550		709,834		—	752,384
ProFund VP Small-Cap Value		51,968		666,449		—	718,417	151,910		—		—	151,910
ProFund VP Technology		—		11,365,422		—	11,365,422	224,890		4,080,559		—	4,305,449
ProFund VP UltraBull		2,624,794		122,954		—	2,747,748	123,401		—		—	123,401
ProFund VP UltraMid-Cap		94,740		—		—	94,740	69,792		—		—	69,792
ProFund VP UltraNasdaq‑100		23,200,610		4,658,651		—	27,859,261	662,578		—		—	662,578
ProFund VP UltraShort Dow 30		53		—		—	53	108		—		—	108
ProFund VP UltraShort Nasdaq‑100		54,484		—		—	54,484	71,933		—		—	71,933
ProFund VP UltraSmall-Cap		130,741		—		—	130,741	104,681		—		—	104,681
ProFund VP U.S. Government Plus		187,577		—		—	187,577	242,414		—		—	242,414
ProFund VP Utilities		448,437		14,457		—	462,894	470,058		—		—	470,058

266  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income		Undistributed Net Long-Term Capital Gains		Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield		$4,725		$—		$—	$(3,856,510)		$12,324	$(3,839,461)
ProFund VP Asia 30		1,143,630		—		—	(571,113)		2,706,305	3,278,822
ProFund VP Banks		50,535		—		—	(4,926,185)		1,289,941	(3,585,709)
ProFund VP Bear		58,974		—		—	(24,384,253)		7,660	(24,317,619)
ProFund VP Biotechnology		1,191,285		3,211,515		—	—		11,627,074	16,029,874
ProFund VP Bull		1,695,521		7,906,208		—	—		32,903,110	42,504,839
ProFund VP Communication Services		559,526		1,304,612		—	—		4,299,924	6,164,062
ProFund VP Consumer Discretionary		27,766		1,226,523		—	—		10,820,166	12,074,455
ProFund VP Consumer Staples		107,920		213,397		—	—		3,623,388	3,944,705
ProFund VP Dow 30		34,352		—		—	(1,628,275)		(3,052)	(1,596,975)
ProFund VP Emerging Markets		827,439		—		—	(6,403,135)		12,079,567	6,503,871
ProFund VP Energy		2,468,576		4,039,508		—	—		17,732,533	24,240,617
ProFund VP Europe 30		1,198,102		272,745		—	—		3,656,073	5,126,920
ProFund VP Falling U.S. Dollar		16,362		—		—	(403,548)		—	(387,186)
ProFund VP Financials		57,723		3,268,334		—	—		20,661,903	23,987,960
ProFund VP Government Money Market		—		—		(66)	(39,366)		—	(39,432)
ProFund VP Health Care		82,761		2,381,863		—	—		26,734,762	29,199,386
ProFund VP Industrials		378,723		575,962		—	—		11,112,189	12,066,874
ProFund VP International		1,224,966		—		—	(464,864)		(55,747)	704,355
ProFund VP Internet		88,622		1,177,401		—	—		7,435,784	8,701,807
ProFund VP Japan		1,452,401		1,697,744		—	—		464	3,150,609
ProFund VP Large-Cap Growth		—		1,432,268		—	—		20,197,615	21,629,883
ProFund VP Large-Cap Value		165,001		1,302,901		—	—		2,118,818	3,586,720
ProFund VP Materials		53,215		149,568		—	—		4,716,150	4,918,933
ProFund VP Mid-Cap		239,912		—		—	(987,907)		(110,084)	(858,079)
ProFund VP Mid-Cap Growth		—		991,519		—	—		3,162,852	4,154,371
ProFund VP Mid-Cap Value		185,977		210,294		—	—		867,562	1,263,833
ProFund VP Nasdaq‑100		3,918,117		11,919,410		—	—		94,185,144	110,022,671
ProFund VP Pharmaceuticals		258,524		1,315,501		—	—		2,582,995	4,157,020
ProFund VP Precious Metals		35,641,003		—		—	(60,628,725)		(3,814,011)	(28,801,733)
ProFund VP Real Estate		262,885		280,843		—	—		2,657,074	3,200,802
ProFund VP Rising Rates Opportunity		191,808		—		—	(27,003,108)		40,099	(26,771,201)
ProFund VP Semiconductor		—		6,863,667		—	—		28,744,560	35,608,227
ProFund VP Short Dow 30		163		—		—	(121,858)		141	(121,554)
ProFund VP Short Emerging Markets		8,873		—		—	(2,903,173)		1,391	(2,892,909)
ProFund VP Short International		39,062		—		—	(3,031,741)		6,882	(2,985,797)
ProFund VP Short Mid-Cap		2,066		—		—	(2,636,655)		730	(2,633,859)
ProFund VP Short Nasdaq‑100		52,983		—		—	(19,499,004)		18,001	(19,428,020)
ProFund VP Short Small-Cap		35,762		—		—	(6,844,892)		8,796	(6,800,334)
ProFund VP Small-Cap		28,505		—		—	(80,095)		2,470,810	2,419,220
ProFund VP Small-Cap Growth		147,630		670,392		—	—		3,291,394	4,109,416
ProFund VP Small-Cap Value		996,922		336,092		—	—		(556,803)	776,211
ProFund VP Technology		601,899		4,810,036		—	—		32,674,439	38,086,374
ProFund VP UltraBull		3,684,128		946,393		—	(12,621,316)		11,206,469	3,215,674
ProFund VP UltraMid-Cap		50,918		—		—	(156,265)		2,364,385	2,259,038
ProFund VP UltraNasdaq‑100		33,753,921		5,597,931		—	—		125,069,528	164,421,380
ProFund VP UltraShort Dow 30		56		—		—	(971,537)		106	(971,375)
ProFund VP UltraShort Nasdaq‑100		54,520		—		—	(10,998,757)		4,047	(10,940,190)
ProFund VP UltraSmall-Cap		81,651		—		—	(6,033,395)		3,308,840	(2,642,904)
ProFund VP U.S. Government Plus		55		—		—	(9,869,215)		(86,310)	(9,955,470)
ProFund VP Utilities		533,443		731,529		—	—		19,697,376	20,962,348

As of the latest tax year ended December 31, 2025, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below.

Fund	No Expiration Date
ProFund Access VP High Yield		$3,856,510	*
ProFund VP Asia 30		571,113
ProFund VP Banks		4,926,185	*
ProFund VP Bear		24,384,253	*

June 30, 2026 (unaudited)  ::  Notes to Financial Statements  ::  267

Fund	No Expiration Date
ProFund VP Dow 30		$1,628,275 *
ProFund VP Emerging Markets		6,403,135
ProFund VP Falling U.S. Dollar	403,548	*
ProFund VP Government Money Market		39,366
ProFund VP International	464,864	*
ProFund VP Mid-Cap		987,907
ProFund VP Precious Metals	60,628,725	*
ProFund VP Rising Rates Opportunity	27,003,108	*
ProFund VP Short Dow 30	121,858	*
ProFund VP Short Emerging Markets	2,903,173	*
ProFund VP Short International	3,031,741	*
ProFund VP Short Mid-Cap	2,636,655	*
ProFund VP Short Nasdaq‑100	19,499,004	*
ProFund VP Short Small-Cap	6,844,892	*
ProFund VP Small-Cap		80,095
ProFund VP UltraBull	12,621,316	*
ProFund VP UltraMid-Cap		156,265
ProFund VP UltraShort Dow 30	971,537	*
ProFund VP UltraShort Nasdaq‑100	10,998,757	*
ProFund VP UltraSmall-Cap		6,033,395
ProFund VP U.S. Government Plus	9,869,215	*
*
All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

Fund	Tax Cost		Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund Access VP High Yield		$11,349,000		$12,324	$—	$12,324
ProFund VP Asia 30		19,003,793		8,444,933	(5,738,628)	2,706,305
ProFund VP Banks		3,132,006		1,773,350	(483,409)	1,289,941
ProFund VP Bear		1,191,000		7,660	—	7,660
ProFund VP Biotechnology		30,862,839		18,142,937	(6,515,863)	11,627,074
ProFund VP Bull		15,160,135		35,253,510	(2,350,400)	32,903,110
ProFund VP Communication Services		9,848,676		5,407,248	(1,107,324)	4,299,924
ProFund VP Consumer Discretionary		8,756,434		11,988,008	(1,167,842)	10,820,166
ProFund VP Consumer Staples		5,737,304		4,607,485	(984,097)	3,623,388
ProFund VP Dow 30		360,000		—	(3,052)	(3,052)
ProFund VP Emerging Markets		24,169,564		16,517,548	(4,437,981)	12,079,567
ProFund VP Energy		12,758,016		21,694,951	(3,962,418)	17,732,533
ProFund VP Europe 30		14,216,858		7,239,998	(3,583,925)	3,656,073
ProFund VP Falling U.S. Dollar		667,000		—	—	—
ProFund VP Financials		18,188,303		26,611,446	(5,949,543)	20,661,903
ProFund VP Government Money Market		28,084,927		—	—	—
ProFund VP Health Care		7,685,851		27,923,672	(1,188,910)	26,734,762
ProFund VP Industrials		5,641,077		12,021,375	(909,186)	11,112,189
ProFund VP International		14,382,000		—	(55,747)	(55,747)
ProFund VP Internet		5,740,565		8,356,540	(920,756)	7,435,784
ProFund VP Japan		16,187,000		464	—	464
ProFund VP Large-Cap Growth		18,869,405		20,937,331	(739,716)	20,197,615
ProFund VP Large-Cap Value		13,402,508		4,292,080	(2,173,262)	2,118,818
ProFund VP Materials		6,663,345		5,962,039	(1,245,889)	4,716,150
ProFund VP Mid-Cap		9,461,000		—	(110,084)	(110,084)
ProFund VP Mid-Cap Growth		10,495,166		3,928,640	(765,788)	3,162,852
ProFund VP Mid-Cap Value		9,467,854		2,267,860	(1,400,298)	867,562
ProFund VP Nasdaq‑100		72,523,030		97,057,781	(2,872,637)	94,185,144
ProFund VP Pharmaceuticals		7,843,646		3,980,826	(1,397,831)	2,582,995
ProFund VP Precious Metals		69,363,000		—	(3,814,011)	(3,814,011)

268  ::  Notes to Financial Statements  ::  June 30, 2026 (unaudited)

Fund	Tax Cost		Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Real Estate		$6,289,139		$3,091,991	$(434,917)	$2,657,074
ProFund VP Rising Rates Opportunity		5,137,000		40,099	—	40,099
ProFund VP Semiconductor		7,798,318		30,565,074	(1,820,514)	28,744,560
ProFund VP Short Dow 30		16,000		141	—	141
ProFund VP Short Emerging Markets		672,000		1,391	—	1,391
ProFund VP Short International		1,811,000		6,882	—	6,882
ProFund VP Short Mid-Cap		51,000		730	—	730
ProFund VP Short Nasdaq‑100		1,645,000		18,001	—	18,001
ProFund VP Short Small-Cap		699,000		8,796	—	8,796
ProFund VP Small-Cap		8,346,031		3,103,444	(632,634)	2,470,810
ProFund VP Small-Cap Growth		12,339,217		4,249,257	(957,863)	3,291,394
ProFund VP Small-Cap Value		19,526,187		2,255,695	(2,812,498)	(556,803)
ProFund VP Technology		14,550,070		34,805,329	(2,130,890)	32,674,439
ProFund VP UltraBull		11,352,032		11,984,036	(777,567)	11,206,469
ProFund VP UltraMid-Cap		7,008,040		2,981,810	(617,425)	2,364,385
ProFund VP UltraNasdaq‑100		175,264,176		134,056,981	(8,987,453)	125,069,528
ProFund VP UltraShort Dow 30		5,000		106	—	106
ProFund VP UltraShort Nasdaq‑100		183,000		4,047	—	4,047
ProFund VP UltraSmall-Cap		11,418,907		4,543,192	(1,234,352)	3,308,840
ProFund VP U.S. Government Plus		5,727,377		—	(86,310)	(86,310)
ProFund VP Utilities		12,816,360		21,750,766	(2,053,390)	19,697,376

8. Shareholder Concentration

As of June 30, 2026, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30, ProFund VP Short Dow 30, and ProFund VP UltraShort Dow 30 as the Advisor’s ownership of total shares outstanding of each ProFund VP was 46%, 65%, and 100% respectively.

9. New Accounting Pronouncements

In December 2025, the FASB issued Accounting Standards Update 2025‑11 (“ASU 2025‑11”), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025‑11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the ProFunds VP’s financial statements.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP’s financial statements.

Effective August 24, 2026, Ultimus will replace FIS as transfer agent for the Trust.

Form N-CSR – Items 8‑11 (unaudited)

270  ::  Form N-CSR – Items 8-11  ::  June 30, 2026 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month-end performance information for each Fund, please call toll-free 888‑776‑5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888‑776‑3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without charge by calling toll-free 888‑776‑3637; (ii) on the ProFunds VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC‑0330.

06/26

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 3, 2026

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	September 1, 2026

* Print the name and title of each signing officer under his or her signature.